UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street Chicago, IL	60603
(Address of principal executive offices)	(Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:                 (312) 557-2790

Date of fiscal year end:                 March 31

Date of reporting period:                 September 30, 2008

Item 1. Reports to Stockholders.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	EMERGING MARKETS EQUITY FUND

32	ENHANCED LARGE CAP FUND

36	GROWTH EQUITY FUND

39	INCOME EQUITY FUND

42	INTERNATIONAL GROWTH EQUITY FUND

44	LARGE CAP VALUE FUND

46	MID CAP GROWTH FUND

49	SELECT EQUITY FUND

51	SMALL CAP GROWTH FUND

54	SMALL CAP VALUE FUND

64	TECHNOLOGY FUND

66	NOTES TO THE FINANCIAL STATEMENTS

74	FUND EXPENSES

76	TRUSTEES AND OFFICERS

76	APPROVAL OF ADVISORY AGREEMENT

80	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY FUND		ENHANCED LARGE CAP FUND	GROWTH EQUITY FUND	INCOME EQUITY FUND	INTERNATIONAL GROWTH EQUITY FUND
ASSETS:
Investments, at cost	$616,275		$48,469	$254,162	$357,916	$683,154
Investments, at value	$518,206		$43,831	$229,939	$319,262	$577,409
Cash	592	(1)	95	6	113	1
Foreign currencies, at value (cost $7,302 and $2,281 respectively)	7,131	(2)	–	–	–	2,217
Dividend income receivable	1,375		82	193	577	1,180
Interest income receivable	–		–	–	734	–
Receivable for foreign tax reclaimable	35		–	–	–	1,533
Receivable for securities sold	15,390		772	270	246	22,354
Receivable for variation margin on futures contracts	781		15	–	–	–
Receivable for fund shares sold	201		–	75	114	2
Receivable from investment adviser	–		3	8	21	16
Unrealized gain on forward foreign currency exchange contracts	43		–	–	–	266
Prepaid and other assets	20		5	6	5	14
Total Assets	543,774		44,803	230,497	321,072	604,992
LIABILITIES:
Cash Overdraft	–		–	–	–	–
Unrealized loss on forward foreign currency exchange contracts	12		–	–	–	–
Payable for securities purchased	22		95	310	–	5,132
Payable for variation margin on futures contracts	290		1	–	–	–
Payable for fund shares redeemed	1,384		469	648	1,537	2,415
Payable to affiliates:
Investment advisory fees	32		2	33	46	103
Co-administration fees	14		1	6	8	16
Custody and accounting fees	18		16	19	14	105
Transfer agent fees	9		1	4	5	10
Trustee fees	2		2	6	3	8
Outstanding Options Written, at Value (Premium Received $27)	–		–	9	–	–
Accrued other liabilities	11,939		23	31	223	8,759
Total Liabilities	13,722		610	1,066	1,836	16,548
Net Assets	$530,052		$44,193	$229,431	$319,236	$588,444
ANALYSIS OF NET ASSETS:
Capital stock	$627,496		$61,338	$271,267	$352,004	$643,723
Accumulated undistributed net investment income (loss)	8,671		25	37	(3,226)	14,929
Accumulated undistributed net realized gain (loss)	(7,372)		(12,513)	(17,668)	9,112	35,742
Net unrealized depreciation	(98,743)		(4,657)	(24,205)	(38,654)	(105,950)
Net Assets	$530,052		$44,193	$229,431	$319,236	$588,444
Shares Outstanding ($.0001 par value, unlimited authorization)	56,168		5,246	20,004	30,690	68,633
Net Asset Value, Redemption and Offering Price Per Share	$9.44		$8.42	$11.47	$10.40	$8.57

(1)	The amount includes restricted cash of $342 which covers margin requirements for open futures contracts.
(2)	The amount includes restricted foreign currencies of $1,066 which covers margin requirements for open futures contracts.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND	MID CAP GROWTH FUND	SELECT EQUITY FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$419,750	$142,164	$131,469	$44,072	$1,361,074	$96,110
$389,670	$140,026	$125,025	$43,028	$1,330,760	$91,453
–	457	–	40	789	1
–	–	–	–	–	–
789	32	118	15	2,055	7
1	–	–	–	2	–
–	–	–	–	–	–
–	11,101	3,161	1,981	10,089	354
–	–	–	–	2,088	–
81	67	1	4	2,179	146
243	6	7	3	65	4
–	–	–	–	–	–
16	9	8	9	124	6
390,800	151,698	128,320	45,080	1,348,151	91,971

436	–	–	–	–	–
–	–	–	–	–	–
–	13,802	7,054	1,194	10,835	798
–	–	–	–	–	–
1,043	271	264	63	5,353	237

56	20	18	7	190	15
10	3	3	1	33	2
40	2	1	11	–	3
7	2	2	1	22	2
7	3	3	3	5	3
–	–	–	–	–	–
161	23	52	23	161	43
1,760	14,126	7,397	1,303	16,599	1,103
$389,040	$137,572	$120,923	$43,777	$1,331,552	$90,868

$460,939	$212,690	$199,790	$209,092	$1,362,480	$1,102,146
6,668	(160)	321	(203)	7,302	(157)
(48,487)	(72,820)	(72,744)	(164,068)	(6,029)	(1,006,464)
(30,080)	(2,138)	(6,444)	(1,044)	(32,201)	(4,657)
$389,040	$137,572	$120,923	$43,777	$1,331,552	$90,868
41,406	9,363	6,442	3,692	97,925	8,331
$9.40	$14.69	$18.77	$11.86	$13.60	$10.91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY FUND	ENHANCED LARGE CAP FUND	GROWTH EQUITY FUND	INCOME EQUITY FUND	INTERNATIONAL GROWTH EQUITY FUND
INVESTMENT INCOME:
Dividend income	$11,715 (1)	$629	$2,953	$4,544	$16,493 (2)
Interest income	134	17	30	1,667	–
Total Investment Income	11,849	646	2,983	6,211	16,493
EXPENSES:
Investment advisory fees	1,232	86	1,232	1,625	4,081
Co-administration fees	528	43	217	287	612
Custody fees	337	32	43	32	462
Accounting fees	46	16	34	34	65
Transfer agent fees	352	29	145	191	408
Registration fees	14	10	12	18	14
Printing fees	43	23	23	23	43
Professional fees	19	9	10	10	20
Shareholder servicing fees	–	–	11	338	17
Trustee fees and expenses	8	4	4	4	8
Interest expense	2	1	4	–	14
Other	7	4	4	4	7
Total Expenses	2,588	257	1,739	2,566	5,751
Less expenses reimbursed by investment adviser	–	(83)	(286)	(653)	(635)
Less custodian credits	(1)	–	–	(1)	–
Net Expenses	2,587	174	1,453	1,912	5,116
Net Investment Income (Loss)	9,262	472	1,530	4,299	11,377
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(6,856)	(3,320)	(5,107)	14,125	13,880
Futures contracts	(3,080)	(226)	–	–	–
Option contracts	–	–	11	–	–
Foreign currency transactions	(239)	–	–	–	(616)
Net change in unrealized appreciation (depreciation) on:
Investments	(203,128)	(1,508)	(28,066)	(49,555)	(177,962)
Futures contracts	(448)	(32)	–	–	–
Option contracts	–	–	(466)	–	–
Forward foreign currency exchange contracts	(551)	–	–	–	6
Translation of other assets and liabilities denominated in foreign currencies	–	–	–	–	(1,010)
Net Gains (Losses) on Investments	(214,302)	(5,086)	(33,628)	(35,430)	(165,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(205,040)	$(4,614)	$(32,098)	$(31,131)	$(154,325)

(1)	Net of $1,374 in non-reclaimable foreign withholding taxes.
(2)	Net of $1,629 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND	MID CAP GROWTH FUND	SELECT EQUITY FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$9,254	$592	$918	$83	$10,272	$485
104	78	26	25	604	37
9,358	670	944	108	10,876	522

2,073	704	628	246	4,898	541
366	124	111	37	864	81
52	31	23	32	130	16
52	20	18	13	58	17
244	83	74	25	576	54
17	10	11	10	21	14
40	23	23	23	43	23
19	9	10	9	19	10
168	5	51	4	943	38
8	4	4	4	8	4
1	–	1	–	–	–
7	4	4	4	7	4
3,047	1,017	958	407	7,567	802
(362)	(189)	(218)	(98)	(1,800)	(125)
(1)	–	–	–	(5)	–
2,684	828	740	309	5,762	677
6,674	(158)	204	(201)	5,114	(155)

(33,338)	(7,254)	(6,409)	97	27,427	3,903
–	–	–	–	(3,719)	–
–	–	–	–	–	–
–	–	–	–	–	–

(8,989)	(5,280)	(11,173)	(2,522)	(14,007)	(12,611)
–	–	–	–	(2,601)	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
(42,327)	(12,534)	(17,582)	(2,425)	7,100	(8,708)
$(35,653)	$(12,692)	$(17,378)	$(2,626)	$12,214	$(8,863)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY FUND		ENHANCED LARGE CAP FUND		GROWTH EQUITY FUND		INCOME EQUITY FUND
Amounts in thousands	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008
OPERATIONS:
Net investment income (loss)	$9,262	$9,454	$472	$2,124	$1,530	$3,747	$4,299	$12,427
Net realized gains (losses)	(10,175)	12,228	(3,546)	(5,117)	(5,096)	36,822	14,125	8,153
Net change in unrealized appreciation (depreciation)	(204,127)	75,525	(1,540)	(7,879)	(28,532)	(70,386)	(49,555)	(46,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	(205,040)	97,207	(4,614)	(10,872)	(32,098)	(29,817)	(31,131)	(25,533)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	48,103	161,168	(19,622)	(49,322)	(64,937)	(154,917)	(53,246)	23,309
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	48,103	161,168	(19,622)	(49,322)	(64,937)	(154,917)	(53,246)	23,309
DISTRIBUTIONS PAID:
From net investment income	–	(10,850)	(470)	(2,115)	(1,537)	(3,722)	(5,449)	(14,214)
From net realized gains	–	(12,187)	–	(7,083)	–	(60,753)	–	(27,698)
Total Distributions Paid	–	(23,037)	(470)	(9,198)	(1,537)	(64,475)	(5,449)	(41,912)
Total Increase (Decrease) in Net Assets	(156,937)	235,338	(24,706)	(69,392)	(98,572)	(249,209)	(89,826)	(44,136)
NET ASSETS:
Beginning of period	686,989	451,651	68,899	138,291	328,003	577,212	409,062	453,198
End of period	$530,052	$686,989	$44,193	$68,899	$229,431	$328,003	$319,236	$409,062
Accumulated Undistributed Net Investment Income (Loss)	$8,671	$(591)	$25	$23	$37	$44	$(3,226)	$(2,076)

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

INTERNATIONAL GROWTH EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND		SELECT EQUITY FUND		SMALL CAP GROWTH FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008	SEPT. 30, 2008	MAR. 31, 2008

$11,377	$12,771	$6,674	$21,936	$(158)	$(525)	$204	$521	$(201)	$(353)	$5,114	$8,495	$(155)	$(841)
13,264	137,439	(33,338)	25,742	(7,254)	16,642	(6,409)	18,423	97	937	23,708	28,537	3,903	9,920
(178,966)	(145,167)	(8,989)	(171,118)	(5,280)	(11,634)	(11,173)	(11,079)	(2,522)	(5,879)	(16,608)	(175,945)	(12,611)	(10,567)
(154,325)	5,043	(35,653)	(123,440)	(12,692)	4,483	(17,378)	7,865	(2,626)	(5,295)	12,214	(138,913)	(8,863)	(1,488)

(181,416)	(37,734)	(149,192)	(339,632)	(15,478)	(23,892)	(10,430)	(37,271)	(896)	495	357,510	227,923	(10,555)	(34,763)
(181,416)	(37,734)	(149,192)	(339,632)	(15,478)	(23,892)	(10,430)	(37,271)	(896)	495	357,510	227,923	(10,555)	(34,763)

–	(15,002)	–	(28,994)	–	–	–	(615)	–	–	–	(8,607)	–	–
–	(229,479)	–	(105,693)	–	–	–	–	–	–	–	(69,882)	–	–
–	(244,481)	–	(134,687)	–	–	–	(615)	–	–	–	(78,489)	–	–
(335,741)	(277,172)	(184,845)	(597,759)	(28,170)	(19,409)	(27,808)	(30,021)	(3,522)	(4,800)	369,724	10,521	(19,418)	(36,251)

924,185	1,201,357	573,885	1,171,644	165,742	185,151	148,731	178,752	47,299	52,099	961,828	951,307	110,286	146,537
$588,444	$924,185	$389,040	$573,885	$137,572	$165,742	$120,923	$148,731	$43,777	$47,299	$1,331,552	$961,828	$90,868	$110,286
$14,929	$3,552	$6,668	$(6)	$(160)	$(2)	$321	$117	$(203)	$(2)	$7,302	$2,188	$(157)	$(2)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(4)
Net Asset Value, Beginning of Period	$12.92	$11.11	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.19	0.09
Net realized and unrealized gains (losses)	(3.65)	2.09	1.08
Total from Investment Operations	(3.48)	2.28	1.17
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.22)	(0.06)
From net realized gains	–	(0.25)	–
Total Distributions Paid	–	(0.47)	(0.06)
Net Asset Value, End of Period	$9.44	$12.92	$11.11
Total Return(2)	(26.94)%	20.17%	11.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$530,052	$686,989	$451,651
Ratio to average net assets of:(3)
Expenses, net credits	0.73%	0.72%	0.77%
Expenses, before credits	0.74%	0.72%	0.77%
Net investment income, net credits	2.62%	1.45%	1.23%
Net investment income, before credits	2.61%	1.45%	1.23%
Portfolio Turnover Rate	5.05%	11.32%	16.23%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Commenced investment operations on April 25, 2006.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	PERIOD ENDED MARCH 31, 2006 (3)
Net Asset Value, Beginning of Period	$9.41	$11.25	$10.22	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.18	0.14	0.04
Net realized and unrealized gains (losses)	(1.00)	(1.24)	1.13	0.22
Total from Investment Operations	(0.91)	(1.06)	1.27	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.17)	(0.14)	(0.04)
From net realized gains	–	(0.61)	(0.10)	–
Total Distributions Paid	(0.08)	(0.78)	(0.24)	(0.04)
Net Asset Value, End of Period	$8.42	$9.41	$11.25	$10.22
Total Return(1)	(9.68)%	(10.04)%	12.50%	2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$44,193	$68,899	$138,291	$37,543
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.60%	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	0.89%	0.68%	0.78%	1.71%
Net investment income, net of reimbursements and credits	1.63%	1.47%	1.49%	1.68%
Net investment income, before reimbursements and credits	1.34%	1.39%	1.31%	0.57%
Portfolio Turnover Rate	48.59%	191.20%	100.03%	22.05%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on December 16, 2005.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GROWTH EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$13.17	$16.22	$16.24	$15.64	$15.00	$11.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.12	0.12	0.07	0.09	0.01
Net realized and unrealized gains (losses)	(1.70)	(1.10)	1.16	1.60	0.64	3.49
Total from Investment Operations	(1.63)	(0.98)	1.28	1.67	0.73	3.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.12)	(0.13)	(0.06)	(0.09)	(0.01)
From net realized gains	–	(1.95)	(1.17)	(1.01)	–	–
Total Distributions Paid	(0.07)	(2.07)	(1.30)	(1.07)	(0.09)	(0.01)
Net Asset Value, End of Period	$11.47	$13.17	$16.22	$16.24	$15.64	$15.00
Total Return(1)	(12.39)%	(7.12)%	7.93%	10.72%	4.93%	30.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$229,431	$328,003	$577,212	$734,552	$728,760	$766,233
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.20%	1.16%	1.17%	1.24%	1.25%	1.25%
Net investment income, net of waivers, reimbursements and credits	1.05%	0.70%	0.67%	0.42%	0.60%	0.06%
Net investment income (loss), before waivers, reimbursements and credits	0.85%	0.54%	0.50%	0.18%	0.35%	(0.19)%
Portfolio Turnover Rate	58.73%	72.00%	88.79%	60.23%	86.61%	105.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$11.60	$13.26	$12.06	$12.11	$12.11	$10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.32	0.36	0.35	0.34	0.36
Net realized and unrealized gains (losses)	(1.15)	(0.90)	1.67	0.94	0.42	2.00
Total from Investment Operations	(1.03)	(0.58)	2.03	1.29	0.76	2.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.37)	(0.39)	(0.37)	(0.46)	(0.40)
From net realized gains	–	(0.71)	(0.44)	(0.97)	(0.30)	–
Total Distributions Paid	(0.17)	(1.08)	(0.83)	(1.34)	(0.76)	(0.40)
Net Asset Value, End of Period	$10.40	$11.60	$13.26	$12.06	$12.11	$12.11
Total Return(1)	(9.00)%	(4.86)%	17.31%	11.06%	6.45%	23.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$319,236	$409,062	$453,198	$363,336	$343,905	$319,188
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.34%	1.28%	1.23%	1.34%	1.30%	1.27%
Net investment income, net of waivers, reimbursements and credits	2.21%	2.45%	2.81%	2.80%	2.76%	3.20%
Net investment income, before waivers, reimbursements and credits	1.87%	2.17%	2.58%	2.46%	2.46%	2.93%
Portfolio Turnover Rate	10.19%	50.08%	32.85%	74.74%	58.81%	84.84%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL GROWTH EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007		YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.70	$13.61	$12.62		$10.51	$9.35	$5.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.16	0.16		0.11	0.09	–
Net realized and unrealized gains (losses)	(2.31)	(0.04)	2.25		2.09	1.13	3.39
Total from Investment Operations	(2.13)	0.12	2.41		2.20	1.22	3.39
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.19)	(0.23)		(0.09)	(0.06)	(0.02)
From net realized gains	–	(2.84)	(1.19)		–	–	–
Total Distributions Paid	–	(3.03)	(1.42)		(0.09)	(0.06)	(0.02)
Net Asset Value, End of Period	$8.57	$10.70	$13.61		$12.62	$10.51	$9.35
Total Return(2)	(19.91)%	(0.69)%	19.63%		21.00%	13.05%	56.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$588,444	$924,185	$1,201,357		$1,414,412	$1,282,892	$586,529
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.26	%(4)	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.41%	1.39%	1.40%		1.49%	1.45%	1.50%
Net investment income, net of waivers, reimbursements and credits	2.78%	1.09%	1.14%		0.93%	1.15%	0.40%
Net investment income, before waivers, reimbursements and credits	2.62%	0.95%	1.00%		0.69%	0.95%	0.15%
Portfolio Turnover Rate	38.62%	74.69%	69.99%		98.16%	63.85%	73.36%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.23	$13.70	$13.36	$13.44	$12.66	$8.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.31	0.27	0.25	0.16	0.12
Net realized and unrealized gains (losses)	(0.99)	(1.93)	1.59	0.90	0.76	3.74
Total from Investment Operations	(0.83)	(1.62)	1.86	1.15	0.92	3.86
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.40)	(0.26)	(0.23)	(0.14)	(0.13)
From net realized gains	–	(1.45)	(1.26)	(1.00)	–	–
Total Distributions Paid	–	(1.85)	(1.52)	(1.23)	(0.14)	(0.13)
Net Asset Value, End of Period	$9.40	$10.23	$13.70	$13.36	$13.44	$12.66
Total Return(1)	(8.21)%	(13.12)%	14.04%	8.96%	7.31%	43.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$389,040	$573,885	$1,171,644	$1,187,515	$1,175,150	$867,370
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.25%	1.17%	1.18%	1.29%	1.24%	1.24%
Net investment income, net of waivers, reimbursements and credits	2.73%	2.09%	1.83%	1.80%	1.39%	1.30%
Net investment income, before waivers, reimbursements and credits	2.58%	2.02%	1.75%	1.61%	1.25%	1.16%
Portfolio Turnover Rate	24.97%	68.10%	41.13%	33.10%	22.30%	15.08%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$16.11	$15.80	$15.06	$12.91	$12.47	$9.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.05)	(0.03)	(0.05)	(0.10)	(0.06)
Net realized and unrealized gains (losses)	(1.40)	0.36	0.77	2.20	0.54	3.46
Total from Investment Operations	(1.42)	0.31	0.74	2.15	0.44	3.40
Net Asset Value, End of Period	$14.69	$16.11	$15.80	$15.06	$12.91	$12.47
Total Return(1)	(8.82)%	1.96%	4.91%	16.65%	3.53%	37.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$137,572	$165,742	$185,151	$319,933	$311,668	$365,064
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.23%	1.20%	1.18%	1.26%	1.26%	1.26%
Net investment loss, net of waivers, reimbursements and credits	(0.19)%	(0.28)%	(0.17)%	(0.26)%	(0.59)%	(0.64)%
Net investment loss, before waivers, reimbursements and credits	(0.42)%	(0.48)%	(0.35)%	(0.52)%	(0.85)%	(0.90)%
Portfolio Turnover Rate	285.96%	295.78%	140.46%	149.57%	106.13%	228.75%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

SELECT EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$21.48	$20.91	$20.17	$18.11	$17.86	$14.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	0.08	0.08	0.04	0.07	(0.03)
Net realized and unrealized gains (losses)	(2.74)	0.58	0.73	2.05	0.25	3.05
Total from Investment Operations	(2.71)	0.66	0.81	2.09	0.32	3.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.09)	(0.07)	(0.03)	(0.07)	–
Total Distributions Paid	–	(0.09)	(0.07)	(0.03)	(0.07)	–
Net Asset Value, End of Period	$18.77	$21.48	$20.91	$20.17	$18.11	$17.86
Total Return(1)	(12.62)%	3.05%	4.09%	11.56%	1.76%	20.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$120,923	$148,731	$178,752	$245,468	$307,334	$425,965
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.30%	1.25%	1.25%	1.27%	1.42%	1.32%
Net investment income (loss), net of waivers, reimbursements and credits	0.28%	0.30%	0.35%	0.17%	0.39%	(0.15)%
Net investment income (loss), before waivers, reimbursements and credits	(0.02)%	0.05%	0.10%	(0.10)%	(0.03)%	(0.47)%
Portfolio Turnover Rate	139.77%	157.49%	148.99%	145.09%	206.70%	200.55%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005		YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$12.56	$13.77	$12.93	$10.32	$9.79		$6.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)	(0.09)	(0.12)	(0.13)	(0.26)		(0.08)
Net realized and unrealized gains (losses)	(0.65)	(1.12)	0.96	2.74	0.79		3.13
Total from Investment Operations	(0.70)	(1.21)	0.84	2.61	0.53		3.05
Net Asset Value, End of Period	$11.86	$12.56	$13.77	$12.93	$10.32		$9.79
Total Return(1)	(5.50)%	(8.86)%	6.50%	25.29%	5.41%		45.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$43,777	$47,299	$52,099	$68,010	$74,082		$178,801
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.26	%(3)	1.25%
Expenses, before waivers, reimbursements and credits	1.65%	1.57%	1.53%	1.52%	1.49%		1.44%
Net investment loss, net of waivers, reimbursements and credits	(0.81)%	(0.67)%	(0.80)%	(0.67)%	(0.88)%		(0.87)%
Net investment loss, before waivers, reimbursements and credits	(1.21)%	(0.99)%	(1.08)%	(0.94)%	(1.11)%		(1.06)%
Portfolio Turnover Rate	166.79%	244.58%	140.99%	150.83%	145.26%		291.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Expense ratio, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$13.30	$16.62	$17.59	$15.15	$14.23	$9.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.13	0.09	0.13	0.10	0.10
Net realized and unrealized gains (losses)	0.26	(2.20)	0.91	3.57	1.76	5.23
Total from Investment Operations	0.30	(2.07)	1.00	3.70	1.86	5.33
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.14)	(0.12)	(0.08)	(0.14)	(0.10)
From net realized gains	–	(1.11)	(1.85)	(1.18)	(0.80)	–
Total Distributions Paid	–	(1.25)	(1.97)	(1.26)	(0.94)	(0.10)
Net Asset Value, End of Period	$13.60	$13.30	$16.62	$17.59	$15.15	$14.23
Total Return(1)	2.18%	(12.63)%	5.78%	25.55%	13.11%	59.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,331,552	$961,828	$951,307	$611,728	$482,494	$396,966
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.31%	1.32%	1.24%	1.28%	1.28%	1.27%
Net investment income, net of waivers, reimbursements and credits	0.88%	0.85%	0.68%	0.85%	0.79%	0.91%
Net investment income, before waivers, reimbursements and credits	0.57%	0.53%	0.44%	0.57%	0.51%	0.64%
Portfolio Turnover Rate	22.82%	47.25%	41.07%	31.58%	23.07%	50.46%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2008

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$11.98	$12.38	$12.22	$10.48	$11.52	$7.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.09)	(0.10)	(0.11)	(0.14)	(0.11)
Net realized and unrealized gains (losses)	(1.05)	(0.31)	0.26	1.85	(0.90)	4.24
Total from Investment Operations	(1.07)	(0.40)	0.16	1.74	(1.04)	4.13
Net Asset Value, End of Period	$10.91	$11.98	$12.38	$12.22	$10.48	$11.52
Total Return(1)	(8.93)%	(3.23)%	1.31%	16.60%	(9.03)%	55.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,868	$110,286	$146,537	$209,298	$255,160	$400,847
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.48%	1.41%	1.38%	1.43%	1.48%	1.47%
Net investment loss, net of waivers, reimbursements and credits	(0.29)%	(0.60)%	(0.68)%	(0.54)%	(0.69)%	(0.92)%
Net investment loss, before waivers, reimbursements and credits	(0.52)%	(0.76)%	(0.81)%	(0.72)%	(0.92)%	(1.14)%
Portfolio Turnover Rate	89.29%	133.45%	84.66%	75.95%	29.78%	60.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6%
Argentina – 0.1%
Petrobras Energia Participaciones S.A. ADR *	25,300	$249
Telecom Argentina S.A. ADR *	22,220	272
		521
Bermuda – 0.3%
Central European Media Enterprises Ltd., Class A *	6,500	418
Credicorp Ltd.	21,025	1,309
		1,727
Brazil – 6.1%
All America Latina Logistica S.A.	85,900	587
Anglo Ferrous Brazil S.A. *	25,500	371
B2W Companhia Global Do Varejo	10,600	256
Banco do Brasil S.A.	70,500	843
BM&FBOVESPA S.A.	257,018	1,148
Brasil Telecom Participacoes S.A.	13,854	379
Centrais Eletricas Brasileiras S.A.	47,532	707
Cia de Concessoes Rodoviarias	25,700	338
Cia de Saneamento Basico do Estado de Sao Paulo	23,983	332
Cia Siderurgica Nacional S.A.	78,800	1,687
Cia Vale do Rio Doce	302,354	5,807
Cosan SA Industria e Comercio *	16,100	107
CPFL Energia S.A.	26,100	487
Cyrela Brazil Realty S.A.	45,300	464
EDP – Energias do Brasil S.A.	12,200	153
Empresa Brasileira de Aeronautica S.A.	116,600	803
Gafisa S.A.	24,715	313
Gerdau S.A.	36,400	347
Global Village Telecom Holding S.A. *	15,700	237
JBS S.A.	81,488	203
LLX Logistica S.A. *	25,500	24
Localiza Rent A CAR	20,538	107
Lojas Renner S.A.	26,400	326
MMX Mineracao e Metalicos S.A. *	25,500	119
MRV Engenharia e Participacoes S.A.	13,900	146
Natura Cosmeticos S.A.	22,900	223
OGX Petroleo e Gas Participacoes S.A. *	2,700	549
Perdigao S.A.	24,542	469
Petroleo Brasileiro S.A. – Petrobras	479,232	10,633
Redecard S.A.	56,955	745
Souza Cruz S.A.	14,900	356
Tele Norte Leste Participacoes S.A.	14,700	301
Tractebel Energia S.A.	27,300	297
Unibanco – Uniao de Bancos Brasileiros S.A.	224,600	2,296

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Brazil – 6.1% – continued
Usinas Siderurgicas de Minas Gerais S.A.	14,475	$292
		32,452
Chile – 1.3%
Banco de Credito e Inversiones	6,118	155
Banco Santander Chile S.A.	6,636,845	263
Banco Santander Chile S.A. ADR	3,400	146
CAP S.A.	15,083	378
Centros Comerciales Sudamericanos S.A.	149,265	356
Cia Cervecerias Unidas S.A.	18,225	119
Cia Cervecerias Unidas S.A. ADR	1,900	61
Cia de Telecomunicaciones de Chile S.A. ADR	10,100	69
Cia de Telecomunicaciones de Chile S.A., Class A	69,928	119
Colbun S.A. *	1,415,801	270
Distribucion y Servicio D&S S.A. ADR	365,073	132
Distribucion y Servicio D&S S.A. ADR	3,300	73
Empresa Nacional de Electricidad S.A. ADR	7,700	343
Empresa Nacional de Electricidad S.A./Chile	472,471	700
Empresa Nacional de Telecomunicaciones S.A.	22,487	285
Empresas CMPC S.A. *	21,399	639
Empresas COPEC S.A.	83,230	942
Enersis S.A.	1,884,165	610
Enersis S.A. ADR	18,200	297
Lan Airlines S.A.	16,737	183
Lan Airlines S.A. ADR	9,000	103
Masisa S.A.	553,522	80
SACI Falabella	57,877	202
Sociedad Quimica y Minera de Chile S.A. ADR	6,800	171
		6,696
China – 9.0%
Air China Ltd., Class H	480,000	213
Alibaba.com Ltd. *	200,500	186
Aluminum Corp. of China Ltd., Class H	872,000	535
Angang Steel Co. Ltd., Class H	251,360	230
Anhui Conch Cement Co. Ltd., Class H *	98,000	372
Bank of China Ltd., Class H	5,686,146	2,180
Bank of Communications Co. Ltd., Class H	1,211,000	1,108
Beijing Capital International Airport Co. Ltd., Class H	304,000	252
Belle International Holdings Ltd.	608,000	438
Byd Co. Ltd., Class H	98,800	164
China BlueChemical Ltd., Class H	268,000	150
China Citic Bank, Class H	964,000	429
China Coal Energy Co., Class H	670,000	697

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
China – 9.0% – continued
China Communications Construction Co. Ltd.	904,000	$783
China Communications Services Corp. Ltd., Class H	278,000	192
China Construction Bank Corp., Class H	7,075,643	4,696
China COSCO Holdings Co. Ltd., Class H	567,250	518
China Eastern Airlines Corp. Ltd., Class H *	236,000	41
China High Speed Transmission Equipment
Group Co. Ltd.	173,500	317
China Life Insurance Co. Ltd., Class H	1,483,502	5,493
China Merchants Bank Co. Ltd., Class H	574,000	1,360
China National Building Material Co. Ltd., Class H	216,000	250
China Oilfield Services Ltd., Class H	296,000	274
China Petroleum & Chemical Corp.	3,522,751	2,796
China Railway Construction Corp., Class H *	371,000	491
China Railway Group Ltd., Class H *	880,515	531
China Shenhua Energy Co. Ltd., Class H	704,000	1,697
China Shipping Container Lines Co. Ltd., Class H	675,800	117
China Shipping Development Co. Ltd., Class H	284,000	375
China Southern Airlines Co. Ltd., Class H *	282,000	55
China Telecom Corp. Ltd., Class H	2,966,000	1,208
China Vanke Co. Ltd., Class B	198,272	140
China Yurun Food Group Ltd.	166,000	215
Country Garden Holdings Co.	758,000	238
Datang International Power Generation Co. Ltd., Class H	742,000	416
Dongfang Electric Corp. Ltd., Class H	26,000	69
Dongfeng Motor Group Co. Ltd., Class H	614,000	227
Fosun International	270,000	95
Guangshen Railway Co. Ltd., Class H	288,000	143
Guangzhou R&F Properties Co. Ltd., Class H	234,800	220
Harbin Power Equipment Co. Ltd., Class H	150,000	107
Hidili Industry International Development Ltd.	212,000	102
Huaneng Power International, Inc., Class H	694,000	465
Industrial & Commercial Bank of China, Class H	8,718,000	5,193
Inner Mongolia Yitai Coal Co., Class B	58,800	186
Jiangsu Express Co. Ltd., Class H	268,000	202
Jiangxi Cooper Co. Ltd., Class H	295,000	292
KWG Property Holding Ltd.	116,000	32
Li Ning Co Ltd. *	130,000	228
Maanshan Iron & Steel, Class H	352,000	111
Parkson Retail Group Ltd.	200,000	223
PetroChina Co. Ltd., Class H	4,429,038	4,682
PICC Property & Casualty Co., Ltd., Class H *	462,000	184

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
China – 9.0% – continued
Ping An Insurance Group Co. of China Ltd., Class H	275,000	$1,609
Shanghai Electric Group Co. Ltd., Class H *	694,000	209
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	74,000	68
Shanghai Zhenhua Port Machinery Co., Class B	108,900	99
Shui On Land Ltd.	480,000	199
Sino-Ocean Land Holdings Ltd.	694,000	217
Sinopec Shanghai Petrochemical Co. Ltd., Class H	456,000	101
Soho China Ltd.	246,000	83
Tencent Holdings Ltd. *	192,000	1,383
Tingyi Cayman Islands Holding Corp.	374,000	436
Yantai Changyu Pioneer Wine Co., Class H	30,000	133
Yanzhou Coal Mining Co. Ltd., Class H	428,000	447
Zhejiang Expressway Co. Ltd., Class H	279,000	165
Zijin Mining Group Co. Ltd., Class H	924,000	469
ZTE Corp., Class H	41,720	158
		47,694
Colombia – 0.3%
BanColombia S.A. ADR	54,100	1,539
Czech Republic – 0.8%
CEZ A/S	43,470	2,658
Komercni Banka A/S	3,310	730
Telefonica O2 Czech Republic A/S	23,140	540
Unipetrol	15,246	161
		4,089
Egypt – 0.7%
Commercial International Bank	46,275	336
Egyptian Co. for Mobile Services	7,114	138
Egyptian Financial Group-Hermes Holding	39,127	242
Egyptian Kuwaiti Holding Co.	107,579	250
EL Ezz Aldekhela Steel Alexandria	592	146
El Ezz Steel Rebars SAE	83,975	283
ElSwedy Cables Holding Co. *	9,709	181
Orascom Construction Industries	17,075	985
Orascom Telecom Holding SAE	103,640	753
Sidi Kerir Petrochemcials Co.	39,400	112
Talaat Moustafa Group *	84,801	87
Telecom Egypt	69,161	187
		3,700
Hong Kong – 5.1%
Agile Property Holdings Ltd.	370,000	171
Beijing Enterprises Holdings Ltd. *	100,000	380

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Hong Kong – 5.1% – continued
Chaoda Modern Agriculture	448,875	$377
China Agri-Industries Holdings Ltd. *	282,000	148
China Everbright Ltd.	158,000	248
China Insurance International Holdings Co Ltd *	135,000	260
China Mengniu Dairy Co. Ltd.	248,000	253
China Merchants Holdings International Co. Ltd.	227,394	731
China Mobile Ltd.	1,262,486	12,641
China Netcom Group Corp. Hong Kong Ltd.	355,000	802
China Overseas Land & Investment Ltd.	814,000	986
China Resources Enterprise Ltd.	266,000	648
China Resources Land Ltd.	248,000	260
China Resources Power Holdings Co.	304,000	658
China Travel International Inv HK	602,000	137
China Unicom Ltd.	716,000	1,084
Citic Pacific Ltd.	231,000	674
Citic Resources Holdings Ltd. *	460,000	73
CNOOC Ltd.	3,282,604	3,767
Cnpc Hong Kong Ltd.	390,000	166
COSCO Pacific Ltd.	268,000	307
Denway Motors Ltd.	1,122,000	352
GOME Electrical Appliances Holdings Ltd.	1,516,000	443
Guangdong Investment Ltd.	540,000	126
Guangzhou Investment Co. Ltd.	650,000	63
Hengan International Group Co. Ltd. *	122,000	348
Hopson Development Holdings Ltd.	126,000	64
Nine Dragons Paper Holdings Ltd.	276,000	103
Shanghai Industrial Holdings Ltd.	116,000	266
Shimao Property Holdings Ltd	313,000	182
Shougang Concord International Enterprises Co. Ltd.	422,000	60
Sinofert Holdings Ltd.	512,000	255
		27,033
Hungary – 0.8%
Magyar Telekom Telecommunications PLC	94,721	446
MOL Hungarian Oil and Gas Nyrt.	12,688	1,167
OTP Bank Nyrt. *	59,907	2,171
Richter Gedeon Nyrt	2,839	521
		4,305
India – 6.6%
ABB Ltd./India	10,950	187
ACC Ltd.	10,501	139
Aditya Birla Nuvo Ltd.	7,383	151
Ambuja Cements Ltd.	126,729	216
AXIS Bank *	41,416	652

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
India – 6.6% – continued
Bharat Heavy Electricals Ltd.	25,669	$886
Bharat Petroleum Corp. Ltd.	17,170	134
Cairn India Ltd. *	56,811	258
Cipla Ltd./India	64,327	320
DLF Ltd.	42,961	330
Dr. Reddy’s Laboratories Ltd.	5,913	65
Dr. Reddy’s Laboratories Ltd. ADR	17,180	192
Essar Oil Ltd. *	51,439	179
GAIL India Ltd.	51,417	454
Glenmark Pharmaceuticals Ltd. *	19,434	204
GMR Infrastructure Ltd. *	82,294	158
Grasim Industries Ltd.	7,501	273
HCL Technologies Ltd.	30,382	128
HDFC Bank Ltd.	17,912	480
HDFC Bank Ltd. ADR	11,870	1,008
Hero Honda Motors Ltd.	16,224	304
Hindalco Industries Ltd *	104,012	219
Hindustan Unilever Ltd. *	184,041	997
Housing Development Finance Corp.	44,936	2,097
ICICI Bank Ltd.	65,546	770
ICICI Bank Ltd. ADR	46,164	1,086
Indiabulls Financial Services Ltd.	26,827	92
Indiabulls Real Estate Ltd.	38,892	144
Indian Hotels Co. Ltd.	51,503	74
Infosys Technologies Ltd.	36,256	1,095
Infosys Technologies Ltd. ADR	54,849	1,827
Infrastructure Development Finance Co. Ltd.	135,655	213
ITC Ltd.	237,703	956
Jaiprakash Associates Ltd.	112,924	274
Jindal Steel & Power Ltd.	13,457	372
JSW Steel Ltd.	17,134	179
Kotak Mahindra Bank Ltd.	24,877	302
Larsen & Toubro Ltd.	21,471	1,138
Mahindra & Mahindra Ltd.	31,711	351
Maruti Suzuki India ltd.	14,604	219
NTPC Ltd.	181,386	675
Oil & Natural Gas Corp. Ltd.	60,348	1,352
Ranbaxy Laboratories Ltd. GDR	30,357	162
Reliance Capital Ltd.	25,143	635
Reliance Communications Ltd.	129,995	941
Reliance Industries Ltd.	39,639	1,674
Reliance Industries Ltd., GDR (London Exchange) (1)	44,845	3,742
Reliance Industries Ltd., GDR (OTC Exchange) (1)	4,000	332

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
India – 6.6% – continued
Reliance Infrastructure Ltd.	22,324	$389
Reliance Natural Resources Ltd. *	124,364	200
Reliance Petroleum Ltd. *	121,883	378
Satyam Computer Services Ltd.	26,666	172
Satyam Computer Services Ltd. ADR	29,060	469
Siemens India Ltd.	17,444	151
State Bank of India Ltd.	14,449	459
Steel Authority Of India Ltd.	95,586	265
Sterlite Industries India Ltd.	53,920	503
Sun Pharmaceuticals Industries Ltd.	13,411	426
Tata Communications Ltd.	9,892	101
Tata Consultancy Services Ltd.	43,260	621
Tata Motors Ltd.	16,682	124
Tata Motors Ltd. ADR	27,750	213
Tata Power Company Ltd.	14,945	295
Tata Steel Ltd.	37,152	343
Ultra Tech Cement Ltd.	6,436	74
Unitech Ltd.	69,285	177
United Spirits Ltd.	9,914	270
Wipro Ltd.	19,766	146
Wipro Ltd. ADR	35,940	349
Zee Entertainment Enterprises Ltd.	41,439	177
		34,938
Indonesia – 1.6%
Aneka Tambang Tbk PT *	675,000	103
Astra Agro Lestari Tbk PT	80,000	109
Astra International Tbk PT	438,500	785
Bank Central Asia Tbk PT	2,531,500	835
Bank Danamon Indonesia Tbk PT	337,500	173
Bank Internasional Indonesia Tbk PT	4,506,500	147
Bank Mandiri Persero Tbk PT	1,451,000	403
Bank Rakyat Indonesia	1,122,500	634
Bumi Resources Tbk PT	3,767,500	1,246
Indah Kiat Pulp and Paper Corp Tbk PT *	559,500	93
Indocement Tunggal Prakarsa Tbk PT *	187,000	118
Indofood Sukses Makmur Tbk PT	842,000	174
Indosat Tbk PT	493,500	324
International Nickel Indonesia Tbk PT *	395,000	127
Perusahaan Gas Negara PT	2,245,000	512
Semen Gresik Persero Tbk PT *	290,000	104
Tambang Batubara Bukit Asam Tbk PT	167,500	163
Telekomunikasi Indonesia Tbk PT	2,131,821	1,602
Truba Alam Manunggal Engineering PT *	1,443,500	25
Unilever Indonesia Tbk PT	317,000	252

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Indonesia – 1.6% – continued
United Tractors Tbk PT	308,000	$308
		8,237
Israel – 2.9%
Africa Israel Investments Ltd.	2,615	75
Bank Hapoalim BM	205,534	666
Bank Leumi Le-Israel BM	227,562	854
Bezeq Israeli Telecommunication Corp. Ltd.	210,330	376
Cellcom Israel Ltd.	7,486	225
Check Point Software Technologies *	38,934	885
Delek Group Ltd.	948	84
Discount Investment Corp.	5,005	94
Elbit Systems Ltd.	4,681	253
Gazit Globe Ltd.	11,205	93
IDB Development Corp. Ltd.	1,329	20
Israel (The) Corp. Ltd	492	398
Israel Chemicals Ltd.	114,141	1,782
Israel Discount Bank Ltd., Class A	93,192	145
Koor Industries Ltd.	1,775	76
Makhteshim-Agan Industries Ltd.	63,687	423
Mizrahi Tefahot Bank Ltd.	24,435	157
Nice Systems Ltd. *	13,204	385
Oil Refineries Ltd.	189,598	115
Ormat Industries	15,894	182
Partner Communications	15,214	298
Teva Pharmaceutical Industries Ltd.	170,321	7,820
		15,406
Luxembourg – 0.4%
Tenaris S.A. ADR	59,699	2,226
Malaysia – 2.5%
AirAsia Bhd. *	179,000	65
Alliance Financial Group Bhd.	128,000	93
AMMB Holdings Bhd.	398,737	345
Asiatic Development Bhd.	43,000	58
Astro All Asia Networks PLC	82,300	73
Berjaya Sports Toto Bhd.	152,600	200
British American Tobacco Malaysia Bhd.	30,200	365
Bumiputra-Commerce Holdings Bhd.	537,100	1,206
Bursa Malaysia Bhd.	62,000	116
Digi.Com Bhd.	65,000	424
Gamuda Bhd.	318,800	198
Genting Bhd.	478,000	736
Hong Leong Bank Bhd.	91,600	151
Hong Leong Financial Group Bhd.	34,000	44
IGB Corp. Bhd.	156,000	63

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Malaysia – 2.5% – continued
IJM Corp. Bhd. *	159,500	$219
IOI Corp. Bhd.	709,350	873
KLCC Property Holdings Bhd.	76,000	60
KNM Group Bhd	597,000	222
Kuala Lumpur Kepong Bhd.	104,150	292
Lafarge Malayan Cement Bhd.	70,800	76
Malayan Banking Bhd.	522,625	1,041
Malaysia International Shipping Corp. Bhd. (MISC)	230,600	548
Malaysian Airline System Bhd.	54,000	54
MMC Corp. Bhd.	186,400	120
Parkson Holdings Bhd.	58,000	64
Petronas Dagangan Bhd.	53,600	102
Petronas Gas BHD	100,900	291
PLUS Expressways Bhd.	291,000	228
PPB Group Bhd.	116,000	289
Public Bank Bhd.	219,000	637
Resorts World Bhd.	604,500	450
RHB Capital Bhd.	78,000	91
Sime Darby Bhd.	514,515	992
SP Setia Bhd.	158,100	144
Tanjong PLC	45,600	174
Telekom Malaysia Bhd.	212,100	202
Tenaga Nasional Bhd.	283,400	566
TM International Bhd. *	212,100	347
UEM World Bhd *	125,000	87
UMW Holdings Bhd.	130,000	220
YTL Corp. Bhd.	168,400	308
YTL Power International Bhd.	330,199	171
		13,005
Mexico – 5.3%
Alfa SAB de C.V., Class A	62,000	279
America Movil SAB de C.V., Series L	3,772,417	8,678
Axtel SAB de C.V. *	110,000	101
Banco Compartamos SA de C.V.	43,000	119
Carso Global Telecom SAB de C.V., Series A1 *	145,000	753
Cemex SAB de C.V., Series CPO *	1,484,840	2,551
Coca-Cola Femsa SAB de C.V., Series L	51,000	260
Controladora Comercial Mexicana SAB de C.V., Series UBC	67,000	154
Corp. GEO SAB de C.V., Series B *	89,000	203
Desarrolladora Homex SAB de C.V. *	44,000	326
Empresas ICA Sociedad Controladora SAB de C.V. *	92,000	266

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Mexico – 5.3% – continued
Fomento Economico Mexicano SAB de C.V., Series UBD	466,000	$1,775
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	92,000	232
Grupo Bimbo SAB de C.V., Series A	2,000	13
Grupo Bimbo SAB de C.V., Series A *	57,000	359
Grupo Carso SAB de C.V., Series A1	129,000	485
Grupo Elektra S.A. de C.V.	16,000	557
Grupo Financiero Banorte SAB de C.V., Class O	284,000	908
Grupo Financiero Inbursa S.A., Class O *	223,125	769
Grupo Mexico SAB de C.V., Series B	814,400	858
Grupo Modelo SAB, Series C	107,000	456
Grupo Televisa S.A., Series CPO	519,612	2,250
Industrias Penoles SAB de C.V.	20,000	239
Kimberly-Clark de Mexico SAB de C.V., Class A	115,000	497
Telefonos de Mexico SAB de C.V., Series L	1,329,388	1,705
Telmex Internacional SAB de C.V., Series L	1,385,388	899
Urbi Desarrollos Urbanos S.A. de C.V. *	82,000	198
Wal-Mart de Mexico SAB de C.V., Series V	622,971	2,146
		28,036
Morocco – 0.4%
Attijariwafa Bank *	5,830	203
Banque Marocaine du Commerce Exterieur *	8,020	290
Compagnie Generale Immobiliere	779	195
Douja Promotion Groupe Addoha S.A.	21,262	419
Marco Telecom *	37,541	823
ONA SA	1,109	204
		2,134
Netherlands – 0.1%
Zentiva N.V.	4,760	308
Pakistan – 0.1%
Engro Chemical Pakistan Ltd.	862	2
Fauji Fertilizer Co. Ltd.	39,300	50
Jahangir Siddiqui & Co Ltd. *	22,338	95
MCB Bank Ltd.	50,852	154
National Bank Of Pakistan	38,005	45
Oil & Gas Development Co. Ltd.	118,351	143
Pakistan State Oil Co. Ltd.	17,635	63
Pakistan Telecommunication Co. Ltd.	159,534	64
United Bank Ltd.	39,702	35
		651
Philippines – 0.5%
Ayala Corp.	35,016	221
Ayala Land, Inc.	1,048,580	210

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Philippines – 0.5% – continued
Banco de Oro Unibank, Inc.	170,100	$140
Bank of the Philippine Islands	262,008	258
Energy Development Corp. *	1,248,000	107
Globe Telecom, Inc.	5,580	123
International Container Term Services Inc.	180,200	100
Jollibee Foods Corp.	70,400	75
Manila Electric Co.	86,680	112
Megaworld Corp.	1,645,000	51
Metropolitan Bank & Trust	115,700	84
Philippine Long Distance Telephone Co.	11,550	655
SM Investments Corp.	30,827	172
SM Prime Holdings, Inc.	794,251	143
		2,451
Poland – 1.8%
Agora S.A.	7,992	91
Asseco Poland S.A	10,455	272
Bank BPH S.A. *	1,719	50
Bank Millennium S.A.	57,637	152
Bank Pekao S.A.	25,290	1,832
Bank Zachodni WBK S.A.	4,336	279
Bioton S.A. *	249,810	48
BRE Bank S.A. *	1,720	227
Cersanit Krasnystaw S.A. *	14,043	98
Echo Investment S.A. *	52,500	89
Firma Oponiarska Debica S.A.	499	14
Getin Holding S.A. *	66,804	254
Globe Trade Centre S.A. *	24,354	224
Grupa Lotos S.A. *	10,466	118
KGHM Polska Miedz S.A.	25,689	541
Orbis S.A.	5,412	121
PBG S.A. *	1,801	174
Polimex Mostostal S.A.	85,740	162
Polish Oil & Gas Co.	242,233	334
Polski Koncern Naftowy Orlen S.A.	68,737	991
Powszechna Kasa Oszczednosci Bank Polski S.A.	107,138	1,970
Telekomunikacja Polska S.A.	144,204	1,381
TVN S.A.	30,374	229
		9,651
Russia – 8.0%
Comstar United Telesystems OJSC GDR (Registered)	33,831	173
Gazprom OAO	273,904	2,212
Gazprom OAO ADR (London Exchange)	420,720	13,520

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Russia – 8.0% – continued
Gazprom OAO ADR (OTC Exchange)	7,800	$244
Gazpromneft OAO	62,120	249
LUKOIL	14,771	887
LUKOIL ADR (London Exchange)	63,640	3,831
LUKOIL ADR (OTC Exchange)	19,800	1,183
Magnitogorsk Iron & Steel Works	320,231	200
Mechel OAO ADR	33,284	598
MMC Norilsk Nickel	4,089	561
MMC Norilsk Nickel ADR	139,200	1,920
Mobile Telesystems OJSC ADR	41,847	2,344
NovaTek OAO, GDR (Registered)	16,289	751
Novolipetsk Steel, GDR (Registered)	16,317	305
Pharmstandard GDR (Registered) *	14,663	258
PIK Group GDR (Registered)	19,052	100
Polyus Gold Co.	1,357	41
Polyus Gold Co. ADR	29,334	455
Rosneft Oil Co.	274,904	1,798
Rostelecom *	11,019	81
Rostelecom ADR	11,710	510
RusHydro *	9,954,073	315
Sberbank	1,812,765	3,207
Severstal	3,777	39
Severstal GDR (Registered)	38,330	415
Sistema JSFC GDR (Registered)	19,118	322
Surgutneftegaz	334,987	182
Surgutneftegaz ADR (London Exchange)	3,000	16
Surgutneftegaz ADR (OTC Exchange)	123,275	653
Tatneft	26,064	92
Tatneft, GDR	12,895	950
TMK OAO GDR (Registered)	10,602	265
Uralkaliy	161,585	872
Vimpel-Communications ADR	96,969	1,969
VTB Bank OJSC	362,351,595	700
VTB Bank OJSC GDR (1)	5,276	20
Wimm-Bill-Dann Foods OJSC ADR *	3,350	238
		42,476
South Africa – 7.3%
ABSA Group Ltd.	63,401	839
African Bank Investments Ltd.	162,934	501
African Rainbow Minerals Ltd.	24,599	501
Anglo Platinum Ltd.	15,437	1,395
AngloGold Ashanti Ltd.	58,933	1,353
ArcelorMittal South Africa Ltd.	43,615	874
Aspen Pharmacare Holdings Ltd. *	52,087	270

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
South Africa – 7.3% – continued
Aveng Ltd. *	91,462	$695
Barloworld Ltd.	42,988	337
Bidvest Group Ltd. *	58,978	753
Exxaro Resources Ltd. *	27,183	295
FirstRand Ltd.	613,324	1,254
Foschini Ltd.	40,499	196
Gold Fields Ltd.	130,258	1,255
Harmony Gold Mining Co. Ltd. *	74,610	727
Impala Platinum Holdings Ltd.	114,747	2,322
Imperial Holdings Ltd.	35,009	250
Investec Ltd.	34,317	201
Kumba Iron Ore Ltd.	15,686	362
Liberty Group Ltd.	21,853	180
Massmart Holdings Ltd.	45,494	413
MTN Group Ltd.	332,864	4,697
Murray & Roberts Holdings Ltd.	63,117	768
Naspers Ltd.	83,158	1,639
Nedbank Group Ltd.	40,701	514
Netcare Ltd. *	232,351	233
Northam Platinum Ltd.	22,393	122
Pick’n Pay Stores Ltd.	41,611	149
Pretoria Portland Cement Co. Ltd.	107,093	408
Remgro Ltd.	96,631	2,230
Reunert Ltd.	34,924	244
RMB Holdings Ltd.	145,942	467
Sanlam Ltd.	446,769	957
Sappi Ltd.	44,093	429
Sasol Ltd.	126,114	5,339
Shoprite Holdings Ltd.	90,233	512
Standard Bank Group Ltd.	241,417	2,763
Steinhoff International Holdings Ltd.	239,722	459
Telkom S.A. Ltd.	63,117	800
Tiger Brands Ltd.	34,910	600
Truworths International Ltd.	89,304	323
Woolworths Holdings Ltd.	159,792	226
		38,852
South Korea – 12.9%
Amorepacific Corp.	639	345
Cheil Industries, Inc.	10,550	464
CJ CheilJedang Corp. *	1,705	277
Daegu Bank	23,930	215
Daelim Industrial Co.	5,970	373
Daewoo Engineering & Construction Co. Ltd.	33,560	391
Daewoo International Corp.	10,320	272

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
South Korea – 12.9% – continued
Daewoo Securities Co. Ltd.	29,050	$428
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20,760	525
DC Chemical Co. Ltd.	2,650	729
Dongbu Insurance Co. Ltd.	7,010	163
Dongkuk Steel Mill Co. Ltd.	8,950	277
Doosan Corp. *	1,675	169
Doosan Heavy Industries and Construction Co. Ltd.	6,790	507
Doosan Infracore Co. Ltd.	16,520	273
GS Engineering & Construction Corp.	7,620	621
GS Holdings Corp.	9,810	253
Hana Financial Group, Inc.	28,260	668
Hanjin Heavy Industries & Construction Co. Ltd. *	4	–
Hanjin Heavy Industries & Construction Co. Ltd.	6,095	183
Hanjin Heavy Industries and Construction Co. Ltd.	12,600	297
Hankook Tire Co. Ltd.	17,730	250
Hanwha Chem Corp.	12,342	115
Hanwha Corp.	10,280	394
Hite Brewery Co. Ltd. *	1,115	208
Hite Holdings Co. Ltd.	8	–
Honam Petrochemical Corp.	2,780	160
Hynix Semiconductor, Inc. *	68,720	1,150
Hyosung Corp.	3,910	207
Hyundai Department Store Co. Ltd.	2,670	208
Hyundai Development Co.	13,710	516
Hyundai Engineering & Construction Co. Ltd.	9,590	581
Hyundai Heavy Industries	8,932	2,075
Hyundai Mipo Dockyard	2,750	404
Hyundai Mobis	11,932	929
Hyundai Motor Co.	32,892	2,075
Hyundai Securities Co.	27,740	281
Hyundai Steel Co.	10,910	550
Industrial Bank of Korea	36,030	436
Kangwon Land, Inc.	25,050	303
KB Financial Group, Inc. *	74,995	3,386
KCC Corp.	1,230	386
KIA Motors Corp. *	44,500	562
Korea Electric Power Corp.	54,856	1,373
Korea Exchange Bank	60,080	556
Korea Gas Corp.	5,160	297
Korea Investment Holdings Co. Ltd.	7,860	215
Korea Line Corp	1,010	131

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
South Korea – 12.9% – continued
Korea Zinc Co. Ltd.	2,010	$163
Korean Air Lines Co. Ltd.	7,478	239
Korean Reinsurance Co.	229	2
KT Corp.	29,730	1,043
KT Freetel Co. Ltd. *	16,860	415
KT&G Corp.	24,068	1,794
Kumho Industrial Co. Ltd.	3,310	65
LG Chem Ltd.	11,058	871
LG Corp.	19,920	1,040
LG Dacom Corp.	5,740	102
LG Display Co. Ltd.	37,560	964
LG Electronics, Inc.	19,774	1,843
LG Household & Health Care Ltd.	2,124	359
LG Telecom Ltd.	21,910	183
Lotte Confectionery Co. Ltd.	150	129
Lotte Shopping Co. Ltd.	2,244	511
LS Corp.	3,460	233
Mirae Asset Securities Co. Ltd.	5,352	476
NHN Corp. *	8,424	1,086
POSCO	12,809	4,735
Pusan Bank	24,410	222
S-Oil Corp.	10,260	591
S1 Corp. of Korea	2,930	149
Samsung C&T Corp.	28,520	1,269
Samsung Card Co.	6,500	223
Samsung Electro-Mechanics Co. Ltd.	11,600	373
Samsung Electronics Co. Ltd.	23,188	10,678
Samsung Engineering Co. Ltd.	7,400	462
Samsung Fire & Marine Insurance Co. Ltd.	8,098	1,421
Samsung Heavy Industries Co. Ltd.	35,620	952
Samsung SDI Co. Ltd. *	7,960	580
Samsung Securities Co. Ltd.	11,384	719
Samsung Techwin Co. Ltd.	12,330	274
Shinhan Financial Group Co. Ltd.	71,980	2,595
Shinsegae Co. Ltd.	3,035	1,431
SK Energy Co. Ltd.	12,618	953
SK Holdings Co. Ltd.	7,858	731
SK Networks Co. Ltd. *	12,790	130
SK Telecom Co. Ltd.	8,505	1,447
STX Pan Ocean Co. Ltd.	236,010	361
STX Shipbuilding Co. Ltd.	8,360	164
Taihan Electric Wire Co. Ltd.	3,550	89
Tong Yang Securities, Inc.	14,871	109
Woongjin Coway Co. Ltd.	8,800	222

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
South Korea – 12.9% – continued
Woori Finance Holdings Co. Ltd.	48,840	$506
Woori Investment & Securities Co. Ltd.	17,060	267
		68,349
Taiwan – 10.3%
Acer, Inc.	526,974	900
Advanced Semiconductor Engineering, Inc.	936,096	478
Advantech Co. Ltd.	43,240	84
Asia Cement Corp.	365,022	326
Asia Optical Co., Inc.	39,222	54
Asustek Computer, Inc.	828,465	1,645
AU Optronics Corp.	1,474,271	1,663
Catcher Technology Co. Ltd.	96,209	311
Cathay Financial Holding Co. Ltd.	1,227,156	1,721
Cathay Real Estate Development Co. Ltd.	113,000	32
Chang Hwa Commercial Bank	818,000	414
Cheng Shin Rubber Industry Co. Ltd.	158,426	189
Cheng Uei Precision Industry Co. Ltd.	57,504	102
Chi Mei Optoelectronics Corp.	944,967	616
China Airlines *	267,600	59
China Development Financial Holding Corp.	1,925,206	580
China Motor Corp.	71,746	24
China Steel Corp.	1,864,582	1,831
Chinatrust Financial Holding Co. Ltd.	1,718,937	924
Chunghwa Picture Tubes Ltd.	1,652,000	265
Chunghwa Telecom Co. Ltd. *	737,545	1,727
Chunghwa Telecom Co. Ltd. ADR *	24,323	576
CMC Magnetics Corp. *	479,000	95
Compal Communications, Inc.	29,657	32
Compal Electronics, Inc.	822,251	594
D-Link Corp.	111,197	97
Delta Electronics, Inc.	344,784	895
E.Sun Financial Holding Co. Ltd.	531,648	142
Epistar Corp.	119,351	158
Eternal Chemical Co. Ltd.	86,609	52
Eva Airways Corp. *	332,000	85
Evergreen Marine Corp. Tawain Ltd.	220,180	99
Everlight Electronics Co. Ltd.	39,779	83
Far Eastern Department Stores Co. Ltd.	134,400	89
Far Eastern Textile Co. Ltd.	617,913	436
Far EasTone Telecommunications Co. Ltd.	348,345	446
Farglory Land Development Co Ltd.	37,000	36
Feng Hsin Iron & Steel Co.	74,160	98
Firich Enterprises Co. Ltd.	14,876	43
First Financial Holding Co. Ltd.	927,998	585

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Taiwan – 10.3% – continued
Formosa Chemicals & Fibre Corp.	606,520	$1,049
Formosa Petrochemical Corp.	270,000	626
Formosa Plastics Corp.	840,390	1,371
Formosa Taffeta Co. Ltd.	197,540	126
Foxconn Technology Co. Ltd.	115,208	370
Fubon Financial Holding Co. Ltd.	941,000	683
HannStar Display Corp.	939,898	209
HON HAI Precision Industry Co. Ltd.	1,214,632	4,322
HTC Corp.	133,076	2,068
Hua Nan Financial Holdings Co. Ltd.	691,560	430
InnoLux Display Corp.	411,290	557
Inotera Memories, Inc. *	232,320	69
Inventec Appliances Corp.	27,835	32
Inventec Co. Ltd.	353,990	172
KGI Securities Co. Ltd.	557,000	220
Kinsus Interconnect Technology Corp.	37,587	52
Largan Precision Co. Ltd.	22,368	232
Lite-On Technology Corp.	427,394	368
Macronix International	637,109	188
MediaTek, Inc.	187,425	1,957
Mega Financial Holding Co. Ltd.	1,819,000	832
Mitac International	247,759	120
Mosel Vitelic, Inc. *	163,770	63
Motech Industries, Inc.	35,958	159
Nan Ya Plastics Corp.	1,039,800	1,523
Nan Ya Printed Circuit Board Corp.	35,925	111
Nanya Technology Corp. *	618,932	142
Novatek Microelectronics Corp. Ltd.	94,244	139
Pan-International Industrial	42,000	50
Polaris Securities Co. Ltd.	320,612	127
POU Chen Corp.	454,341	279
Powerchip Semiconductor Corp. *	1,605,758	247
Powertech Technology, Inc.	126,135	282
President Chain Store Corp.	104,000	304
ProMOS Technologies, Inc. *	1,345,000	137
Qisda Corp. *	260,496	98
Quanta Computer, Inc.	443,659	560
Realtek Semiconductor Corp.	83,931	139
Richtek Technology Corp.	18,700	102
Shin Kong Financial Holding Co. Ltd.	791,257	278
Siliconware Precision Industries Co.	627,827	720
Sino-American Silicon Products Inc.	30,450	96
Sinopac Financial Holdings Co. Ltd.	1,216,000	337
Synnex Technology International Corp.	195,189	300

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Taiwan – 10.3% – continued
Taishin Financial Holdings Co. Ltd.	988,000	$196
Taiwan Business Bank *	344,000	85
Taiwan Cement Corp.	619,447	368
Taiwan Cooperative Bank	650,900	364
Taiwan Fertilizer Co Ltd.	139,000	262
Taiwan Glass Industrial Corp.	116,094	67
Taiwan Mobile Co. Ltd.	386,921	618
Taiwan Secom Co. Ltd.	34,100	49
Taiwan Semiconductor Manufacturing Co. Ltd.	4,325,319	7,112
Tatung Co. Ltd. *	803,000	174
Teco Electric and Machinery Co. Ltd.	348,000	123
Transcend Information Inc	40,934	65
Tripod Technology Corp.	72,127	139
Tung Ho Steel Enterprise Corp	140,000	118
U-Ming Marine Transport Corp.	94,000	136
Uni-President Enterprises Corp.	667,947	595
Unimicron Technology Corp.	140,107	113
United Microelectronics Corp.	2,863,322	944
Vanguard International Semiconductor Corp.	131,949	48
Via Technologies, Inc. *	156,000	67
Wafer Works Corp.	25,752	54
Walsin Lihwa Corp.	583,000	158
Wan Hai Lines Ltd.	233,310	102
Winbond Electronics Corp. *	614,000	74
Wintek Corp.	156,508	62
Wistron Corp.	276,657	335
Ya Hsin Industrial Co. Ltd. *	121,548	–
Yageo Corp.	454,000	91
Yang Ming Marine Transport Corp.	276,082	97
Yuanta Financial Holding Co Ltd.	1,490,285	829
Yulon Motor Co. Ltd.	156,257	87
Zinwell Corp	37,786	54
		54,418
Thailand – 1.3%
Advanced Info Service PCL (Registered)	179,000	423
Airports of Thailand PCL	88,600	81
Bangkok Bank PCL	100,200	308
Bangkok Bank PCL (Registered)	192,100	590
Bank of Ayudhya PCL	551,600	269
Banpu PCL (Registered)	34,600	308
BEC World PCL (Registered)	196,500	124
Central Pattana PCL (Registered)	132,900	65
CP ALL PCL	475,300	152
Glow Energy PCL	100,200	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Thailand – 1.3% – continued
IRPC PCL	1,928,700	$231
Kasikornbank PCL (Registered)	269,300	512
Krung Thai Bank PCL	559,800	110
Land and Houses PCL (Registered)	444,100	85
PTT Aromatics & Refining PCL	269,943	165
PTT Chemical PCL (Registered)	72,700	124
PTT Exploration & Production PCL (Registered)	247,100	927
PTT PCL (Registered)	187,200	1,261
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	75
Siam Cement PCL	22,700	87
Siam Cement PCL (Registered)	63,000	252
Siam Commercial Bank PCL (Registered)	199,000	403
Thai Oil PCL	179,000	219
TMB Bank PCL *	4,027,100	119
Total Access Communication PCL	147,900	183
		7,156
Turkey – 1.7%
Adana Cimento, Class A	–	–
Akbank TAS	199,705	1,016
Aksigorta A.S.	25,849	88
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	45,846	470
Arcelik	21,718	61
Asya Katilim Bankasi A.S. *	112,850	177
Aygaz A.S. *	–	–
BIM Birlesik Magazalar A.S.	8,100	250
Coca-Cola Icecek A.S.	13,023	105
Dogan Sirketler Grubu Holdings *	101,943	118
Dogan Yayin Holding *	45,448	52
Enka Insaat ve Sanayi A.S.	52,110	353
Eregli Demir ve Celik Fabrikalari TAS	123,155	621
Ford Otomotiv Sanayi A.S.	13,832	74
Haci Omer Sabanci Holding A.S.	87,379	328
Hurriyet Gazetecilik A.S. *	1	–
Is Gayrimenkul Yatirim Ortakligi A.S.	1	–
KOC Holding A.S. *	82,282	251
Migros Turk TAS	20,058	344
Petkim Petrokimya Holding *	17,144	58
TAV Havalimanlari Holding AS *	22,501	112
Tekfen Holding AS	24,465	135
Tofas Turk Otomobil Fabrikasi A.S.	25,295	53
Trakya Cam Sanayi A.S. *	–	–
Tupras Turkiye Petrol Rafine	25,743	471
Turk Sise ve Cam Fabrikalari A.S. *	63,271	77

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.6% – continued
Turkey – 1.7% – continued
Turk Telekomunikasyon AS *	111,651	$330
Turkcell Iletisim Hizmet AS	141,062	861
Turkiye Garanti Bankasi A.S. *	465,391	1,104
Turkiye Halk Bankasi A.S.	61,199	274
Turkiye Is Bankasi, Class C	214,142	890
Turkiye Vakiflar Bankasi Tao, Class D	145,632	241
Ulker Biskuvi Sanayi A.S.	–	–
Yapi ve Kredi Bankasi, A.S. *	170,241	358
		9,272
United States – 0.4%
Lenovo Group Ltd.	838,000	368
Southern Copper Corp.	80,595	1,538
		1,906
Total Common Stocks
(Cost $566,649) (2)		469,228

PREFERRED STOCKS – 9.2%
Brazil – 8.7%
Aracruz Celulose S.A., Class B	102,700	363
Banco Bradesco S.A.	306,567	4,984
Banco do Estado do Rio Grande do Sul	32,400	111
Banco Itau Holding Financeira S.A.	256,430	4,299
Bradespar S.A.	48,700	683
Brasil Telecom Participacoes S.A.	34,542	339
Brasil Telecom S.A.	20,600	170
Braskem S.A., Class A	29,900	160
Centrais Eletricas Brasileiras S.A., Class B	42,462	537
Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,398	302
Cia de Bebidas das Americas	36,014	1,987
Cia Energetica de Minas Gerais	59,821	1,182
Cia Energetica de Sao Paulo, Class B	34,605	300
Cia Paranaense de Energia, Class B	21,321	296
Cia Vale do Rio Doce, Class A	431,134	7,411
Duratex S.A.	15,000	177
Eletropaulo Metropolitana de Sao Paulo S.A., Class B *	19,621	273
Fertilizantes Fosfatados S.A.	26,400	212
Gerdau S.A.	140,500	1,566
Gol Linhas Aereas Inteligentes S.A.	9,900	62
Investimentos Itau S.A.	440,010	2,201
Klabin S.A.	92,300	192
Lojas Americanas S.A.	67,474	296
Metalurgica Gerdau S.A.	57,700	901

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 9.2% – continued
Brazil – 8.7% – continued
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange) *	37,696	$322
Petroleo Brasileiro S.A. – Petrobras	660,366	12,181
Sadia S.A.	73,900	221
Suzano Papel e Celulose S.A.	25,100	214
Tam S.A.	15,500	293
Tele Norte Leste Participacoes S.A.	54,800	936
Telemar Norte Leste S.A.	10,700	329
Tim Participacoes S.A.	136,910	284
Ultrapar Participacoes S.A.	17,600	467
Usinas Siderurgicas de Minas Gerais S.A., Class A	54,675	1,164
Vivo Participacoes S.A. *	115,300	472
Votorantim Celulose e Papel S.A.	18,700	283
		46,170
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A.	12,670	326
Russia – 0.1%
AK Transneft OAO	310	218
Sberbank	77,520	76
Surgutneftegaz	87,060	23
Surgutneftegaz ADR	131,300	348
		665
South Korea – 0.3%
Hyundai Motor Co. Ltd.	6,880	149
LG Electronics, Inc.	2,878	117
Samsung Electronics Co. Ltd.	4,441	1,408
		1,674
Total Preferred Stocks
(Cost $49,507) (2)		48,835

RIGHTS – 0.0%
CIMA-OLS	6,410	–
Cosan S.A. Industria e Comercio	3,248	–
Energias do Brasil S.A.	4,082,181	21
Hindalco Industries	44,576	1
Jahangir Siddiqui & Co. Ltd.	3,653	1
Opus-OLS	26,690	–
Pharmaniaga-OLS	6,983	–
Tata Motors Ltd.	2,780	–
Tata Motors Ltd. ‘A’ Rights	2,780	–
UEM Builders-OLS	44,873	–
	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0% – continued
Total Rights
(Cost $–) (2)		$23

WARRANTS – 0.0%
IJM Land Bhd	15,950	–
YTL Power International Bhd.	63,715	10
Total Warrants
(Cost $9) (2)		10

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$110	110
Total Short-Term Investment
(Cost $110)		110

Total Investments – 97.8%
(Cost $616,275)		518,206
Other Assets less Liabilities – 2.2%		11,846
NET ASSETS – 100.0%		$530,052

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

* Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

At September 30, 2008, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
DAX Index	1	$207	Long	12/08	$(7)
Hang Seng Index	23	2,678	Long	10/08	(75)
JSE All Share Index	171	4,553	Long	12/08	(119)
MSCI Taiwan SGX	119	2,598	Long	10/08	(169)
SPI 200 Index	27	2,502	Long	12/08	9
TOPIX Index	5	511	Long	12/08	(38)
Total					$(399)

At September 30, 2008, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.0%
Consumer Staples	4.6
Energy	17.4
Financials	23.0
Health Care	2.1
Industrials	8.8
Information Technology	10.9
Materials	13.2
Telecommunication Services	11.7
Utilities	3.3
Total	100.0%

At September 30, 2008, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Brazilian Real	15.1%
Hong Kong Dollar	14.2
South Korean Won	13.5
United States Dollar	11.9
Taiwan Dollar	10.4
South African Rand	7.5
Mexican Peso	5.4
All other currencies less than 5%	22.0
Total	100.0%

At September 30, 2008, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Euro	69	U.S. Dollar	100	10/01/08	$3
Mexican Peso	5,396	U.S. Dollar	500	10/01/08	6
Czech Koruna	1,501	U.S. Dollar	90	10/02/08	4
Hong Kong Dollar	17,075	U.S. Dollar	2,200	10/02/08	1
Hungarian Forint	11,524	U.S. Dollar	70	10/02/08	3
Israeli Shekel	1,061	U.S. Dollar	310	10/02/08	4
Mexican Peso	4,861	U.S. Dollar	440	10/02/08	(5)
Polish Zloty	231	U.S. Dollar	100	10/02/08	4
U.S. Dollar	263	Israeli Shekel	900	10/02/08	(4)
Czech Koruna	854	U.S. Dollar	50	10/03/08	1
Hungarian Forint	8,435	U.S. Dollar	50	10/03/08	1
Polish Zloty	141	U.S. Dollar	60	10/03/08	1
Moroccan Dirham	1,680	U.S. Dollar	211	10/06/08	1
South African Rand	4,882	U.S. Dollar	600	10/06/08	14
South African Rand	3,769	U.S. Dollar	450	10/07/08	(3)

Total					$31

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$138,185	$(399)

Level 2	376,635	31

Level 3	3,386	–

Total	$518,206	$(368)

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 6/30/08	$–	$–

Realized gain (loss)	–	–

Change in unrealized appreciation/depreciation	(2,837)	–

Net Purchases (Sales)	–	–

Transfers in and/or out of Level 3	6,223	–

Balance as of 9/30/08	$3,386	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%
Advertising – 0.4%
Interpublic Group of Cos. (The), Inc. *	1,100	$9
Omnicom Group, Inc.	3,800	146
		155
Aerospace/Defense – 3.4%
Boeing Co.	4,800	275
General Dynamics Corp.	4,500	331
L-3 Communications Holdings, Inc.	2,700	265
Lockheed Martin Corp.	1,500	165
Northrop Grumman Corp.	4,700	285
Raytheon Co.	2,600	139
United Technologies Corp.	459	28
		1,488
Agriculture – 1.8%
Altria Group, Inc.	14,600	290
Lorillard, Inc.	500	35
Philip Morris International, Inc.	9,600	462
		787
Airlines – 0.6%
Southwest Airlines Co.	18,100	263
Apparel – 0.8%
Coach, Inc. *	2,600	65
Jones Apparel Group, Inc.	11,600	215
VF Corp.	900	69
		349
Banks – 8.4%
Bank of America Corp.	20,303	711
Bank of New York Mellon (The) Corp.	4,400	143
Capital One Financial Corp.	5,900	301
Comerica, Inc.	1,700	56
Goldman Sachs Group (The), Inc.	3,500	448
Huntington Bancshares, Inc. of Ohio	17,200	138
JPMorgan Chase & Co.	14,300	668
Marshall & Ilsley Corp.	200	4
Morgan Stanley	13,700	315
Regions Financial Corp.	11,600	111
SunTrust Banks, Inc.	6,000	270
U.S. Bancorp	900	32
Wachovia Corp.	10,400	36
Wells Fargo & Co.	13,300	499
		3,732
Beverages – 2.6%
Anheuser-Busch Cos., Inc.	1,800	117
Brown-Forman Corp., Class B	300	22

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Beverages – 2.6% – continued
Coca-Cola (The) Co.	13,000	$687
Molson Coors Brewing Co., Class B	1,900	89
PepsiCo, Inc.	3,300	235
		1,150
Biotechnology – 1.5%
Amgen, Inc. *	8,300	492
Biogen Idec, Inc. *	1,600	80
Gilead Sciences, Inc. *	1,600	73
		645
Chemicals – 2.0%
Dow Chemical (The) Co.	7,300	232
du Pont (E.I.) de Nemours & Co.	7,000	282
Monsanto Co.	3,800	376
		890
Commercial Services – 0.0%
McKesson Corp.	300	16
Computers – 6.2%
Affiliated Computer Services, Inc., Class A *	5,300	268
Apple, Inc. *	2,100	238
Computer Sciences Corp. *	6,100	245
Dell, Inc. *	12,300	203
EMC Corp. of Massachusetts *	8,100	97
Hewlett-Packard Co.	15,200	703
IBM Corp.	6,600	772
Lexmark International, Inc., Class A *	6,900	225
		2,751
Cosmetics/Personal Care – 3.0%
Avon Products, Inc.	4,400	183
Procter & Gamble Co.	16,200	1,129
		1,312
Diversified Financial Services – 2.3%
Ameriprise Financial, Inc.	6,200	237
Charles Schwab (The) Corp.	2,100	55
Citigroup, Inc.	10,300	211
Merrill Lynch & Co., Inc.	11,700	296
NYSE Euronext	5,400	212
SLM Corp. *	2,300	28
		1,039
Electric – 3.5%
DTE Energy Co.	6,700	269
Duke Energy Corp.	19,100	333
Dynegy, Inc., Class A *	6,900	25
Edison International	6,668	266

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Electric – 3.5% – continued
Entergy Corp.	3,100	$276
Pepco Holdings, Inc.	10,800	247
PG&E Corp.	2,600	97
Public Service Enterprise Group, Inc.	1,000	33
		1,546
Electronics – 1.2%
Applied Biosystems, Inc.	800	27
Thermo Fisher Scientific, Inc. *	4,300	237
Tyco Electronics Ltd.	9,400	260
		524
Environmental Control – 0.0%
Allied Waste Industries, Inc. *	1,500	17
Food – 2.3%
Campbell Soup Co.	6,700	259
General Mills, Inc.	2,300	158
Heinz (H.J.) Co.	400	20
Kroger Co.	7,900	217
Safeway, Inc.	2,700	64
Sysco Corp.	9,900	305
		1,023
Gas – 0.1%
Centerpoint Energy, Inc.	2,300	34
Hand/Machine Tools – 0.0%
Stanley Works (The)	100	4
Healthcare – Products – 4.6%
Baxter International, Inc.	1,157	76
Boston Scientific Corp. *	9,600	118
Covidien Ltd.	4,500	242
Johnson & Johnson	15,500	1,074
Medtronic, Inc.	9,100	456
St. Jude Medical, Inc. *	1,300	56
		2,022
Healthcare – Services – 1.1%
Aetna, Inc.	6,700	242
CIGNA Corp.	6,900	235
WellPoint, Inc. *	600	28
		505
Home Builders – 0.3%
Centex Corp.	1,700	28
Lennar Corp., Class A	3,100	47
Pulte Homes, Inc.	2,900	40
		115

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Insurance – 3.1%
American International Group, Inc.	4,800	$16
Assurant, Inc.	3,100	170
Hartford Financial Services Group, Inc.	5,600	230
MetLife, Inc.	6,721	376
Progressive (The) Corp.	2,500	44
Prudential Financial, Inc.	2,700	194
Reinsurance Group of America, Inc., Class B *	1	–
Travelers Cos. (The), Inc.	7,700	348
		1,378
Internet – 1.6%
Amazon.com, Inc. *	500	36
eBay, Inc. *	100	2
Expedia, Inc. *	4,800	73
Google, Inc., Class A *	500	200
Symantec Corp. *	14,400	282
Yahoo!, Inc. *	7,731	134
		727
Iron/Steel – 0.6%
Nucor Corp.	4,300	170
United States Steel Corp.	1,000	77
		247
Machinery – Diversified – 0.2%
Cummins, Inc.	2,200	96
Manitowoc Co. (The), Inc.	400	6
		102
Media – 3.0%
Comcast Corp., Class A	20,300	398
Disney (The Walt) Co.	15,600	479
News Corp., Class A	3,800	46
Time Warner, Inc.	29,800	391
		1,314
Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	3,400	193
Miscellaneous Manufacturing – 6.0%
Cooper Industries Ltd., Class A	6,100	244
Dover Corp.	6,200	251
Eaton Corp.	200	11
General Electric Co.	44,300	1,130
Illinois Tool Works, Inc.	6,700	298
ITT Corp.	4,800	267
Parker Hannifin Corp.	2,950	156
Tyco International Ltd.	8,100	284
		2,641

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Office/Business Equipment – 0.5%
Xerox Corp.	17,800	$205
Oil & Gas – 12.4%
Apache Corp.	3,400	355
Chevron Corp.	11,500	948
ConocoPhillips	9,449	692
Devon Energy Corp.	2,600	237
ENSCO International, Inc.	4,400	254
Exxon Mobil Corp.	25,000	1,941
Murphy Oil Corp.	1,400	90
Noble Energy, Inc.	3,900	217
Occidental Petroleum Corp.	6,600	465
Transocean, Inc. *	2,186	240
Valero Energy Corp.	1,100	33
		5,472
Oil & Gas Services – 1.1%
National-Oilwell Varco, Inc. *	6,000	301
Schlumberger Ltd.	2,400	188
		489
Pharmaceuticals – 5.1%
Abbott Laboratories	2,475	142
Cardinal Health, Inc.	1,900	94
Express Scripts, Inc. *	2,900	214
Forest Laboratories, Inc. *	5,900	167
Lilly (Eli) & Co.	1,500	66
Merck & Co., Inc.	11,700	369
Pfizer, Inc.	41,600	767
Watson Pharmaceuticals, Inc. *	500	14
Wyeth	11,200	414
		2,247
Real Estate Investment Trusts – 1.4%
Boston Properties, Inc.	2,900	272
Equity Residential	3,000	133
Host Hotels & Resorts, Inc.	15,300	203
ProLogis	700	29
		637
Retail – 6.1%
Best Buy Co., Inc.	4,700	176
Big Lots, Inc. *	2,800	78
CVS Caremark Corp.	6,400	215
Gap (The), Inc.	14,200	253
Home Depot (The), Inc.	9,200	238
Limited Brands, Inc.	9,600	166
Macy’s, Inc.	11,600	209

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Retail – 6.1% – continued
McDonald’s Corp.	5,200	$321
RadioShack Corp.	13,800	238
Wal-Mart Stores, Inc.	13,400	803
		2,697
Semiconductors – 2.2%
Broadcom Corp., Class A *	2,200	41
Intel Corp.	13,000	244
LSI Corp. *	2,500	13
National Semiconductor Corp.	12,700	219
QLogic Corp. *	4,000	61
Texas Instruments, Inc.	15,500	333
Xilinx, Inc.	2,000	47
		958
Software – 3.4%
Microsoft Corp.	42,100	1,124
Oracle Corp. *	19,600	398
		1,522
Telecommunications – 4.7%
AT&T, Inc.	17,527	489
CenturyTel, Inc.	6,600	242
Cisco Systems, Inc. *	28,100	634
Embarq Corp.	6,000	243
Qualcomm, Inc.	4,664	201
Sprint Nextel Corp.	14,600	89
Verizon Communications, Inc.	5,247	168
		2,066
Transportation – 0.6%
C.H. Robinson Worldwide, Inc.	1,800	92
CSX Corp.	1,600	87
Norfolk Southern Corp.	900	60
Ryder System, Inc.	200	12
United Parcel Service, Inc., Class B	500	32
		283
Total Common Stocks
(Cost $48,184)		43,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$166	166

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7% – continued
U.S. Treasury Bill (1) 1.87%, 12/4/08	$120	$120
Total Short-Term Investments
(Cost $285)		286

Total Investments – 99.2%
(Cost $48,469)		43,831
Other Assets less Liabilities – 0.8%		362
NET ASSETS – 100.0%		$44,193

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security Percentages shown are based on Net Assets.

At September 30, 2008, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
S&P 500 E-Mini	11	$643	Long	12/08	$(19)

At September 30, 2008, the industry sectors for the Enhanced Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.6%
Consumer Staples	12.2
Energy	13.7
Financials	15.6
Health Care	13.1
Industrials	11.0
Information Technology	16.3
Materials	3.1
Telecommunication Services	2.8
Utilities	3.6
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$43,545	$(19)

Level 2	286	–

Level 3	–	–

Total	$43,831	$(19)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8%
Advertising – 0.7%
Focus Media Holding Ltd. ADR *	56,915	$1,623
Aerospace/Defense – 4.0%
L-3 Communications Holdings, Inc.	13,765	1,353
Lockheed Martin Corp.	27,460	3,012
Northrop Grumman Corp.	40,595	2,458
Raytheon Co.	44,925	2,404
		9,227
Apparel – 0.9%
NIKE, Inc., Class B	32,445	2,171
Banks – 9.1%
Bank of America Corp.	62,030	2,171
Cullen/Frost Bankers, Inc.	26,395	1,584
Goldman Sachs Group (The), Inc.	24,285	3,108
JPMorgan Chase & Co.	120,400	5,623
Morgan Stanley	94,645	2,177
SunTrust Banks, Inc.	72,375	3,256
U.S. Bancorp	81,065	2,920
		20,839
Beverages – 1.3%
Dr Pepper Snapple Group, Inc. *	48,030	1,272
Pepsi Bottling Group, Inc.	56,335	1,643
		2,915
Biotechnology – 2.4%
Amgen, Inc. *	58,400	3,461
Genzyme Corp. *	25,040	2,026
		5,487
Chemicals – 1.1%
Air Products & Chemicals, Inc.	13,250	908
Monsanto Co.	16,985	1,681
		2,589
Commercial Services – 1.0%
McKesson Corp.	39,420	2,121
		2,121
Computers – 6.2%
Accenture Ltd., Class A	31,605	1,201
Dell, Inc. *	50,830	838
Hewlett-Packard Co.	89,435	4,135
IBM Corp.	64,780	7,577
Micros Systems, Inc. *	20,615	549
		14,300
Cosmetics/Personal Care – 3.5%
Colgate-Palmolive Co.	18,015	1,358

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued
Cosmetics/Personal Care – 3.5% – continued
Procter & Gamble Co.	95,610	$6,663
		8,021
Diversified Financial Services – 3.0%
Citigroup, Inc.	139,590	2,863
Discover Financial Services	126,630	1,750
Fannie Mae	316,535	484
Lazard Ltd., Class A	39,975	1,710
		6,807
Electric – 2.5%
Entergy Corp.	17,710	1,576
Exelon Corp.	20,855	1,306
FPL Group, Inc.	26,165	1,316
NRG Energy, Inc. *	64,515	1,597
		5,795
Environmental Control – 0.5%
Waste Management, Inc.	34,645	1,091
Food – 3.4%
General Mills, Inc.	79,170	5,440
Kroger Co.	84,855	2,332
		7,772
Healthcare – Products – 4.9%
Baxter International, Inc.	18,480	1,213
Covidien Ltd.	78,795	4,236
Johnson & Johnson	84,115	5,827
		11,276
Healthcare – Services – 1.0%
Cigna Corp.	35,510	1,206
Tenet Healthcare Corp. *	191,305	1,062
		2,268
Home Builders – 0.4%
Pulte Homes, Inc.	72,015	1,006
Home Furnishings – 0.3%
Matsushita Electric Industrial Co. Ltd. ADR	41,535	720
Insurance – 3.9%
ACE Ltd.	59,155	3,202
Allstate (The) Corp.	49,455	2,281
Conseco, Inc. *	169,830	598
MetLife, Inc.	21,739	1,218
Unum Group	65,075	1,633
		8,932
Internet – 0.9%
eBay, Inc. *	90,120	2,017

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued
Iron/Steel – 0.3%
United States Steel Corp.	7,975	$619
Machinery – Construction & Mining – 1.2%
Caterpillar, Inc.	47,450	2,828
Machinery – Diversified – 0.6%
Cummins, Inc.	29,120	1,273
Media – 1.8%
Disney (The Walt) Co.	72,440	2,223
Time Warner, Inc.	136,610	1,791
		4,014
Metal Fabricate/Hardware – 0.2%
Tenaris S.A. ADR	11,965	446
Mining – 1.1%
Cia Vale do Rio Doce ADR	68,240	1,307
Southern Copper Corp.	68,610	1,309
		2,616
Miscellaneous Manufacturing – 3.4%
Dover Corp.	41,870	1,698
General Electric Co.	122,385	3,121
ITT Corp.	29,660	1,649
Parker Hannifin Corp.	26,895	1,425
		7,893
Oil & Gas – 12.4%
Chevron Corp.	77,375	6,382
ENSCO International, Inc.	51,370	2,960
Exxon Mobil Corp.	98,285	7,633
Noble Corp.	65,965	2,896
Occidental Petroleum Corp.	48,745	3,434
Petroleo Brasileiro S.A. ADR	43,240	1,900
Talisman Energy, Inc.	97,400	1,385
Valero Energy Corp.	60,515	1,834
		28,424
Pharmaceuticals – 5.0%
Cephalon, Inc. *	17,355	1,345
Forest Laboratories, Inc. *	61,180	1,730
Lilly (Eli) & Co.	65,510	2,885
Pfizer, Inc.	167,205	3,083
Teva Pharmaceutical Industries Ltd. ADR	51,235	2,346
		11,389
Retail – 9.3%
Best Buy Co., Inc.	65,105	2,441
GameStop Corp., Class A *	47,915	1,639
Gap (The), Inc.	143,230	2,547
McDonald’s Corp.	72,905	4,498

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued
Retail – 9.3% – continued
TJX Cos., Inc.	109,600	$3,345
Wal-Mart Stores, Inc.	115,660	6,927
		21,397
Semiconductors – 2.6%
Intel Corp.	210,080	3,935
National Semiconductor Corp.	55,000	947
Texas Instruments, Inc.	54,255	1,166
		6,048
Software – 5.3%
BMC Software, Inc. *	76,295	2,184
CA, Inc.	80,840	1,614
Microsoft Corp.	226,105	6,035
Oracle Corp. *	119,850	2,434
		12,267
Telecommunications – 4.8%
AT&T, Inc.	69,465	1,939
Cisco Systems, Inc. *	114,955	2,593
Embarq Corp.	47,550	1,928
Nokia OYJ ADR	111,465	2,079
Qwest Communications International, Inc.	347,560	1,123
Verizon Communications, Inc.	44,935	1,442
		11,104
Transportation – 0.8%
Burlington Northern Santa Fe Corp.	19,085	1,764
Total Common Stocks
(Cost $252,798)		229,059

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.4%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$878	878
Total Short-Term Investment
(Cost $878)		878

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000s)
OPTIONS – 0.0%
Lehman Brothers – 20.0 Call	375	$2
Lehman Brothers – 22.5 Call	631	–
Total Options
(Premiums Paid $486)		2

Total Investments – 100.2%
(Cost $254,162)		229,939
Liabilities less Other Assets – (0.2)%		(508)
NET ASSETS – 100.0%		$229,431

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Growth Equity Fund had open written contracts as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000s)
Cisco Systems – October 27 Call	(109)	$(1)
IBM Corp. – October 135 Call	(42)	–
Covidien – October 60 Call	(50)	(2)
Dover – October 55 Call	(84)	(2)
McDonalds – October 70 Call	(105)	–
TJX Cos. – October 40 Call	(104)	–
Wal Mart – October 65 Call	(67)	(1)
Lockheed Martin – October 125 Call	(33)	(2)
RTN – October 65 Call	(42)	(1)

Total Written Option Contracts
(Cost $27)		$(9)

At September 30, 2008, the industry sectors for the Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	11.2
Energy	12.6
Financials	16.0
Health Care	14.2
Industrials	10.5
Information Technology	17.2
Materials	2.5
Telecommunication Services	2.8
Utilities	2.5

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$229,059	$(7)

Level 2	878	–

Level 3	–	–

Total	$229,937	$(7)

* Other financial instruments include futures, options and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 55.0%
Banks – 1.0%
Capital One Financial Corp.	65,000	$3,315
Beverages – 1.8%
Pepsi Bottling Group, Inc.	200,000	5,834
Chemicals – 1.7%
Dow Chemical (The) Co.	170,000	5,403
Commercial Services – 0.8%
Macquarie Infrastructure Co. LLC	185,000	2,444
Computers – 4.3%
Accenture Ltd., Class A	165,000	6,270
Computer Sciences Corp. *	140,000	5,626
Hewlett-Packard Co.	40,000	1,850
		13,746
Cosmetics/Personal Care – 1.0%
Procter & Gamble Co.	45,000	3,136
Electric – 0.2%
Avista Corp.	25,000	543
Food – 4.5%
B&G Food, Inc.	300,000	4,020
Kraft Foods, Inc., Class A	195,000	6,386
SUPERVALU, Inc.	180,000	3,906
		14,312
Forest Products & Paper – 2.1%
Rayonier, Inc.	140,000	6,629
Healthcare – Products – 2.5%
Johnson & Johnson	115,000	7,967
Insurance – 5.3%
Berkshire Hathaway, Inc., Class A *	20	2,612
Chubb Corp.	144,511	7,934
Travelers Cos. (The), Inc.	145,000	6,554
		17,100
Media – 2.3%
Disney (The Walt) Co.	241,000	7,396
Mining – 1.2%
Southern Copper Corp.	195,000	3,721
Miscellaneous Manufacturing – 3.6%
3M Co.	90,000	6,148
General Electric Co.	205,000	5,227
		11,375
Oil & Gas – 10.8%
ConocoPhillips	85,000	6,226
Devon Energy Corp.	70,000	6,384
EnCana Corp.	85,000	5,587
ENSCO International, Inc.	15,000	864

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 55.0% – continued
Oil & Gas – 10.8% – continued
Marathon Oil Corp.	144,000	$5,741
Occidental Petroleum Corp.	95,000	6,693
Valero Energy Corp.	95,000	2,879
		34,374
Pharmaceuticals – 4.2%
Abbott Laboratories	58,000	3,340
GlaxoSmithKline PLC ADR	127,000	5,519
Pfizer, Inc.	255,000	4,702
		13,561
Real Estate Investment Trusts – 1.5%
Healthcare Realty Trust, Inc.	170,000	4,956
Retail – 3.0%
Best Buy Co., Inc.	100,000	3,750
Home Depot (The), Inc.	195,000	5,049
Wal-Mart Stores, Inc.	15,000	898
		9,697
Telecommunications – 3.2%
Nokia OYJ ADR	215,000	4,010
Verizon Communications, Inc.	190,000	6,097
		10,107
Total Common Stocks
(Cost $180,902)		175,616

CONVERTIBLE PREFERRED STOCKS – 11.1%
Banks – 3.0%
Bank of America Corp., 7.25%	6,500	5,447
Citigroup, Inc., 6.50%	100,000	4,100
		9,547
Chemicals – 1.7%
Celanese Corp., 4.25%	150,000	5,548
Diversified Financial Services – 0.5%
Citigroup Funding, Inc., 5.02%	165,000	1,452
Pharmaceuticals – 2.7%
Mylan, Inc. of Pennsylvania, 6.50%	4,000	3,140
Schering-Plough Corp., 6.00%	32,000	5,537
		8,677
Savings & Loans – 3.2%
New York Community Capital Trust V, 6.00%	200,000	7,800
Sovereign Capital Trust II, 4.38%	100,000	2,295
		10,095
Total Convertible Preferred Stocks
(Cost $47,982)		35,319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 27.2%
Computers – 5.6%
CACI International, Inc. 2.13%, 5/1/14	$6,000	$6,150
Maxtor Corp. 2.38%, 8/15/12	3,000	2,576
Mentor Graphics Corp. 6.25%, 3/1/26	5,000	4,300
NetApp, Inc. 1.75%, 6/1/13	6,000	4,875
		17,901
Healthcare – Services – 1.3%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	4,138
Insurance – 2.3%
American Equity Investment Life Holding Co., 5.25%, 12/6/24	10,000	7,412
Mining – 2.6%
Newmont Mining Corp. 1.63%, 7/15/17	8,000	8,170
Oil & Gas – 2.9%
Transocean, Inc.
1.50%, 12/15/37	5,000	4,600
1.63%, 12/15/37	5,000	4,731
		9,331
Pharmaceuticals – 3.2%
Mylan, Inc., 1.25%, 3/15/12	5,000	3,831
Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	7,000	6,501
		10,332
Retail – 1.3%
Sonic Automotive, Inc., 4.25%, 11/30/15	5,500	4,201
Semiconductors – 2.2%
Intel Corp., 2.95%, 12/15/35	8,000	6,870
Telecommunications – 3.7%
NII Holdings , Inc. 3.13%, 6/15/12	6,000	4,448
RF Micro Devices, Inc. 0.75%, 4/15/12	10,000	7,337
		11,785

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 27.2% – continued
Transportation – 2.1%
YRC Worldwide, Inc., 5.00%, 8/8/23	$8,000	$6,840
Total Convertible Bonds
(Cost $107,685)		86,980

SHORT-TERM INVESTMENT – 6.7%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	21,347	21,347
Total Short-Term Investment
(Cost $21,347)		21,347

Total Investments – 100.0%
(Cost $357,916)		319,262
Liabilities less Other Assets – 0.0%		(26)
NET ASSETS – 100.0%		$319,236

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communications	2.5%
Consumer Discretionary	7.6
Consumer Staples	4.8
Energy	14.7
Financials	18.2
Health Care	15.1
Industrials	4.7
Information Technology	15.4
Materials	9.8
Telecommunication Services	4.9
Transportation	2.1
Utilities	0.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$210,935	$–

Level 2	108,327	–

Level 3	–	–

Total	$319,262	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1%
Australia – 2.9%
Cochlear Ltd.	133,794	$6,394
Telstra Corp. Ltd.	3,179,500	10,675
		17,069
Canada – 1.7%
Bombardier, Inc., Class B	1,824,500	9,908
China – 0.8%
Bank of China Ltd., Class H	12,469,000	4,781
Finland – 1.6%
UPM-Kymmene OYJ	600,243	9,442
France – 13.9%
Accor S.A.	94,983	5,101
Air Liquide	97,343	10,712
BNP Paribas	143,288	13,777
Cap Gemini S.A.	186,806	8,889
LVMH Moet Hennessy Louis Vuitton S.A.	117,381	10,366
Societe Generale	148,293	13,463
Thales S.A.	225,274	11,433
Total S.A.	132,740	8,010
		81,751
Germany – 17.1%
Allianz S.E. (Registered)	81,915	11,268
Bayer A.G.	164,893	12,038
Commerzbank A.G.	236,956	3,539
Deutsche Bank A.G. (Registered)	142,194	10,118
Deutsche Telekom A.G. (Registered)	863,346	13,251
E.ON A.G.	215,324	10,906
GEA Group A.G.	173,832	3,389
Linde A.G.	87,741	9,411
Merck KGaA	96,661	10,378
Metro A.G.	77,223	3,868
SAP A.G.	236,297	12,690
		100,856
Greece – 0.9%
National Bank of Greece S.A.	124,438	5,116
Italy – 2.2%
ENI S.p.A.	320,693	8,466
Lottomatica S.p.A.	182,580	4,766
		13,232
Japan – 18.4%
Chiyoda Corp.	632,000	4,653
East Japan Railway Co.	1,840	13,720
Kawasaki Heavy Industries Ltd.	1,995,000	4,234
Kinden Corp.	635,000	6,016

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued
Japan – 18.4% – continued
Kirin Holdings Co. Ltd.	678,000	$8,918
Kubota Corp.	892,000	5,621
Mitsubishi Estate Co. Ltd.	516,000	10,143
Shin-Etsu Chemical Co. Ltd.	230,200	10,963
Shiseido Co. Ltd.	522,000	11,695
Sony Corp.	338,900	10,484
Sumitomo Metal Mining Co. Ltd.	402,000	4,001
Toyota Motor Corp.	417,200	17,718
		108,166
Netherlands – 4.3%
Qiagen N.V. *	291,298	5,785
Royal Dutch Shell PLC, Class B (London Exchange)	682,672	19,369
		25,154
Singapore – 0.6%
CapitaLand Ltd.	1,546,000	3,370
Spain – 2.7%
Telefonica S.A.	678,162	16,214
Sweden – 2.0%
Telefonaktiebolaget LM Ericsson, Class B	1,240,200	11,690
Switzerland – 9.6%
ABB Ltd. (Registered) *	409,753	7,862
Julius Baer Holding A.G. (Registered)	103,056	5,068
Nestle S.A. (Registered)	381,624	16,508
Roche Holding A.G. (Genusschein)	106,746	16,643
Syngenta A.G. (Registered)	47,945	10,182
		56,263
United Kingdom – 19.4%
Autonomy Corp. PLC *	306,216	5,630
BAE Systems PLC	1,456,840	10,693
BHP Billiton PLC	543,891	12,304
BP PLC	1,026,188	8,544
Diageo PLC	717,814	12,152
HSBC Holdings PLC	667,637	10,813
ITV PLC	6,290,683	4,711
Prudential PLC	1,078,695	9,930
QinetiQ PLC	988,317	3,655
Smith & Nephew PLC	583,453	6,150
Standard Chartered PLC	188,460	4,578
Vodafone Group PLC	7,047,624	15,571
WPP Group PLC	1,181,053	9,586
		114,317

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

VALUE (000s)
COMMON STOCKS – 98.1% – continued
Total Common Stocks
(Cost $683,074) (1)	$577,329

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$80	80
Total Short-Term Investment
(Cost $80)		80

Total Investments – 98.1%
(Cost $683,154)		577,409
Other Assets less Liabilities – 1.9%		11,035
NET ASSETS – 100.0%		$588,444

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	9.3
Energy	7.7
Financials	18.2
Health Care	10.0
Industrials	14.1
Information Technology	6.7
Materials	11.6
Telecommunication Services	9.7
Utilities	1.9

Total	100.0%

At September 30, 2008, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	40.3%
British Pound	23.2
Japanese Yen	18.7
Swiss Franc	9.7
All other currencies less than 5%	8.1

Total	100.0%

At September 30, 2008, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (000s)
Euro	7,500	U.S. Dollar	10,826	10/1/08	$266

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$9,908	$ –

Level 2	567,501	266

Level 3	–	–

Total	$577,409	$266

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%
Aerospace/Defense – 1.9%
Boeing Co.	132,000	$7,570
Banks – 10.0%
Capital One Financial Corp.	199,000	10,149
JPMorgan Chase & Co.	322,000	15,037
Wells Fargo & Co.	365,000	13,699
		38,885
Beverages – 2.0%
PepsiCo, Inc.	108,000	7,697
Chemicals – 2.2%
Dow Chemical (The) Co.	268,000	8,517
Diversified Financial Services – 4.7%
American Express Co.	214,000	7,582
Credit Suisse Group A.G. ADR	223,000	10,766
		18,348
Food – 7.9%
Hershey (The) Co.	239,000	9,450
Kraft Foods, Inc., Class A	347,000	11,364
Sara Lee Corp.	781,000	9,864
		30,678
Forest Products & Paper – 2.4%
Weyerhaeuser Co.	157,000	9,511
Hand/Machine Tools – 2.1%
Black & Decker Corp.	133,000	8,080
Healthcare – Products – 2.3%
Johnson & Johnson	130,000	9,006
Home Furnishings – 2.1%
Whirlpool Corp.	101,000	8,008
Insurance – 5.5%
Allstate (The) Corp.	190,500	8,786
Hartford Financial Services Group, Inc.	140,000	5,739
Lincoln National Corp.	160,000	6,849
		21,374
Leisure Time – 2.0%
Carnival Corp.	225,000	7,954
Media – 3.7%
CBS Corp., Class B	562,000	8,194
McGraw-Hill Cos. (The), Inc.	200,000	6,322
		14,516
Miscellaneous Manufacturing – 4.7%
3M Co.	93,700	6,401
General Electric Co.	465,300	11,865
		18,266

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Oil & Gas – 1.9%
Sunoco, Inc.	204,000	$7,258
Pharmaceuticals – 11.4%
Bristol-Myers Squibb Co.	482,000	10,050
Lilly (Eli) & Co.	193,000	8,498
Pfizer, Inc.	587,000	10,824
Sanofi-Aventis S.A. ADR	241,000	7,922
Wyeth	195,000	7,203
		44,497
Retail – 5.5%
Home Depot (The), Inc.	373,000	9,657
Penney (J.C.) Co., Inc.	155,000	5,168
Wal-Mart Stores, Inc.	108,500	6,498
		21,323
Savings & Loans – 2.3%
New York Community Bancorp, Inc.	529,000	8,882
Semiconductors – 8.8%
Analog Devices, Inc.	309,500	8,155
Intel Corp.	575,000	10,770
Linear Technology Corp.	302,000	9,260
Xilinx, Inc.	254,000	5,956
		34,141
Telecommunications – 13.5%
AT&T, Inc.	201,000	5,612
Deutsche Telekom A.G. ADR	270,000	4,112
Embarq Corp.	225,000	9,124
Motorola, Inc.	919,000	6,562
NTT DoCoMo, Inc. ADR	626,000	9,953
Telefonaktiebolaget LM Ericsson ADR	772,000	7,280
Verizon Communications, Inc.	312,300	10,022
		52,665
Total Common Stocks
(Cost $407,256)		377,176

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 3.2%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$12,494	$12,494
Total Short-Term Investment
(Cost $12,494)		12,494

Total Investments – 100.1%
(Cost $419,750)		389,670
Liabilities less Other Assets – (0.1)%		(630)
NET ASSETS – 100.0%		$389,040

Percentages shown are based on Net Assets.

At September 30, 2008; the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	11.9
Energy	1.9
Financials	23.1
Health Care	14.2
Industrials	6.9
Information Technology	12.7
Materials	4.8
Telecommunication Services	10.3

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$377,176	$–

Level 2	12,494	–

Level 3	–	–

Total	$389,670	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%
Aerospace/Defense – 3.1%
Elbit Systems, Ltd.	34,898	$1,803
L-3 Communications Holdings, Inc.	24,765	2,435
		4,238
Apparel – 2.1%
Polo Ralph Lauren Corp.	18,844	1,256
Warnaco Group (The), Inc. *	34,852	1,578
		2,834
Banks – 2.2%
BB&T Corp.	32,030	1,211
City National Corp. of California	33,985	1,845
		3,056
Beverages – 2.2%
Central European Distribution Corp. *	34,620	1,572
Coca-Cola Femsa S.A.B. de C.V. ADR	28,411	1,434
		3,006
Biotechnology – 3.4%
Charles River Laboratories International, Inc. *	39,773	2,208
Genzyme Corp. *	31,163	2,521
		4,729
Building Materials – 1.1%
Masco Corp.	80,490	1,444
Chemicals – 3.6%
Agrium, Inc.	27,740	1,556
Airgas, Inc.	43,208	2,145
FMC Corp.	23,017	1,183
		4,884
Commercial Services – 6.9%
Apollo Group, Inc., Class A *	44,555	2,642
Iron Mountain, Inc. *	66,705	1,628
SAIC, Inc. *	173,243	3,505
Western Union (The) Co.	71,325	1,760
		9,535
Computers – 1.2%
Micros Systems, Inc. *	60,075	1,602
Distribution/Wholesale – 3.0%
Fastenal Co.	29,817	1,472
LKQ Corp. *	158,566	2,691
		4,163
Diversified Financial Services – 2.5%
Invesco Ltd.	81,634	1,713
Raymond James Financial, Inc.	50,583	1,668
		3,381

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Electrical Components & Equipment – 1.8%
Ametek, Inc.	60,591	$2,470
Electronics – 6.5%
Amphenol Corp., Class A	34,691	1,392
Dolby Laboratories, Inc., Class A *	43,701	1,538
Flir Systems, Inc. *	77,490	2,977
Thermo Fisher Scientific, Inc. *	55,100	3,031
		8,938
Engineering & Construction – 1.1%
Jacobs Engineering Group, Inc. *	28,879	1,568
Environmental Control – 2.6%
Allied Waste Industries, Inc. *	156,525	1,739
Stericycle, Inc. *	30,054	1,770
		3,509
Food – 1.8%
Kroger Co.	91,596	2,517
Healthcare – Products – 5.3%
Bard (C.R.), Inc.	26,024	2,469
St. Jude Medical, Inc. *	62,796	2,731
Varian Medical Systems, Inc. *	36,184	2,067
		7,267
Healthcare – Services – 1.3%
Quest Diagnostics, Inc.	35,562	1,837
Internet – 1.5%
McAfee, Inc. *	62,593	2,126
Leisure Time – 1.7%
WMS Industries, Inc. *	76,825	2,349
Lodging – 1.0%
Choice Hotels International, Inc.	51,250	1,389
Machinery – Construction & Mining – 1.3%
Joy Global, Inc.	40,774	1,841
Machinery – Diversified – 3.0%
Flowserve Corp.	22,983	2,040
Roper Industries, Inc.	35,858	2,043
		4,083
Oil & Gas – 4.1%
Cimarex Energy Co.	46,555	2,277
Forest Oil Corp. *	28,298	1,403
St. Mary Land & Exploration Co.	53,628	1,912
		5,592
Oil & Gas Services – 4.6%
Cameron International Corp. *	52,036	2,005
National Oilwell Varco, Inc. *	39,075	1,963

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Oil & Gas Services – 4.6% – continued
Smith International, Inc.	39,643	$2,325
		6,293
Pharmaceuticals – 2.2%
Express Scripts, Inc. *	40,934	3,022
Retail – 10.2%
Advance Auto Parts, Inc.	59,948	2,378
Burger King Holdings, Inc.	111,077	2,728
Copart, Inc. *	61,765	2,347
Dollar Tree, Inc. *	62,985	2,290
Ross Stores, Inc.	53,677	1,976
Tractor Supply Co. *	54,222	2,280
		13,999
Savings & Loans – 1.8%
New York Community Bancorp, Inc.	148,762	2,498
Semiconductors – 4.7%
Altera Corp.	99,820	2,064
Microchip Technology, Inc.	89,469	2,633
Xilinx, Inc.	77,488	1,817
		6,514
Software – 4.7%
Activision Blizzard, Inc. *	174,318	2,690
Adobe Systems, Inc. *	53,152	2,098
Ansys, Inc. *	45,921	1,739
		6,527
Toys, Games & Hobbies – 1.3%
Hasbro, Inc.	51,132	1,775
Transportation – 2.4%
CSX Corp.	33,150	1,809
Kansas City Southern *	34,104	1,513
		3,322
Total Common Stocks
(Cost $134,446)		132,308

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 5.6%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$7,718	$7,718
Total Short-Term Investment
(Cost $7,718)		7,718

Total Investments – 101.8%
(Cost $142,164)		140,026
Liabilities less Other Assets – (1.8)%		(2,454)
NET ASSETS – 100.0%		$137,572

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Mid Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	19.2%
Consumer Staples	4.2
Energy	9.0
Financials	6.8
Health Care	15.0
Industrials	21.0
Information Technology	21.1
Materials	3.7

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$132,308	$–

Level 2	7,718	–

Level 3	–	–

Total	$140,026	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1%
Aerospace/Defense – 2.5%
Lockheed Martin Corp.	27,300	$2,994
Agriculture – 3.4%
Philip Morris International, Inc.	86,800	4,175
Biotechnology – 1.7%
Gilead Sciences, Inc. *	45,125	2,057
Chemicals – 2.7%
FMC Corp.	19,700	1,013
Monsanto Co.	6,600	653
Sherwin-Williams (The) Co.	27,100	1,549
		3,215
Commercial Services – 1.2%
Western Union (The) Co.	59,000	1,456
Computers – 8.3%
Accenture Ltd., Class A	48,400	1,839
Apple, Inc. *	12,800	1,455
Hewlett-Packard Co.	55,500	2,566
IBM Corp.	35,600	4,164
		10,024
Diversified Financial Services – 2.0%
Franklin Resources, Inc.	14,000	1,234
Nasdaq OMX Group (The) *	40,500	1,238
		2,472
Electric – 0.9%
Entergy Corp.	11,900	1,059
Electronics – 2.6%
Amphenol Corp., Class A	36,800	1,477
Thermo Fisher Scientific, Inc. *	29,500	1,623
		3,100
Engineering & Construction – 0.9%
Fluor Corp.	20,400	1,136
Food – 4.9%
Heinz (H.J.) Co.	32,300	1,614
Kroger (The) Co.	92,700	2,547
Sysco Corp.	57,700	1,779
		5,940
Healthcare – Products – 9.3%
Alcon, Inc.	10,000	1,615
Baxter International, Inc.	49,700	3,262
Covidien Ltd.	37,500	2,016
Johnson & Johnson	39,200	2,716
St. Jude Medical, Inc. *	38,400	1,670
		11,279

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued
Household Products/Wares – 2.8%
Clorox Co.	21,700	$1,360
Kimberly-Clark Corp.	31,500	2,043
		3,403
Insurance – 1.7%
AON Corp.	44,800	2,014
Internet – 1.5%
Amazon.com, Inc. *	16,400	1,193
Google, Inc., Class A *	1,700	681
		1,874
Machinery – Construction & Mining – 2.6%
Caterpillar, Inc.	38,800	2,313
Joy Global, Inc.	17,500	790
		3,103
Media – 2.0%
DIRECTV Group (The), Inc. *	90,800	2,376
Oil & Gas – 8.7%
Devon Energy Corp.	17,800	1,623
ENSCO International, Inc.	22,500	1,297
Exxon Mobil Corp.	37,000	2,873
Hess Corp.	20,800	1,707
Occidental Petroleum Corp.	43,400	3,058
		10,558
Oil & Gas Services – 1.2%
Cameron International Corp. *	15,000	578
Schlumberger Ltd.	10,500	820
		1,398
Pharmaceuticals – 4.5%
Abbott Laboratories	68,100	3,921
Express Scripts, Inc. *	21,500	1,587
		5,508
Retail – 10.6%
Advance Auto Parts, Inc.	29,600	1,174
Gap (The), Inc.	85,500	1,520
McDonald’s Corp.	60,860	3,755
TJX Cos., Inc.	53,300	1,627
Wal-Mart Stores, Inc.	78,400	4,695
		12,771
Semiconductors – 2.9%
Altera Corp.	78,500	1,623
Intel Corp.	97,900	1,834
		3,457

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued
Software – 11.0%
Adobe Systems, Inc. *	61,700	$2,435
Check Point Software Technologies *	61,600	1,401
Intuit, Inc. *	29,300	926
Microsoft Corp.	172,000	4,591
Oracle Corp. *	110,500	2,244
SAP A.G. ADR	31,800	1,699
		13,296
Telecommunications – 3.6%
Cisco Systems, Inc. *	86,500	1,952
QUALCOMM, Inc.	55,900	2,402
		4,354
Toys, Games & Hobbies – 0.9%
Hasbro, Inc.	33,000	1,146
Transportation – 4.7%
C.H. Robinson Worldwide, Inc.	13,000	662
CSX Corp.	23,000	1,255
Hunt (J.B.) Transport Services, Inc.	54,800	1,829
Union Pacific Corp.	26,700	1,900
		5,646
Total Common Stocks
(Cost $126,255)		119,811

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 4.3%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$5,214	5,214
Total Short-Term Investment
(Cost $5,214)		5,214

Total Investments – 103.4%
(Cost $131,469)		125,025
Liabilities less Other Assets – (3.4)%		(4,102)
NET ASSETS – 100.0%		$120,923

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Select Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	15.2
Energy	10.0
Financials	3.7
Health Care	17.1
Industrials	10.8
Information Technology	28.9
Materials	1.4
Utilities	0.9

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$119,811	$–

Level 2	5,214	–

Level 3	–	–

Total	$125,025	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3%
Aerospace/Defense – 3.5%
Curtiss-Wright Corp.	10,845	$493
Orbital Sciences Corp. *	29,220	700
Teledyne Technologies, Inc. *	5,560	318
		1,511
Apparel – 2.1%
Warnaco Group (The), Inc. *	12,675	574
Wolverine World Wide, Inc.	13,180	349
		923
Banks – 1.7%
Texas Capital Bancshares, Inc. *	17,575	365
Wintrust Financial Corp.	12,696	372
		737
Beverages – 0.6%
Central European Distribution Corp. *	5,975	271
Biotechnology – 3.1%
Alexion Pharmaceuticals, Inc. *	6,252	246
Incyte Corp. *	31,303	239
Invitrogen Corp. *	9,155	346
OSI Pharmaceuticals, Inc. *	6,530	322
United Therapeutics Corp. *	1,871	197
		1,350
Chemicals – 0.4%
Terra Industries, Inc.	6,025	177
Commercial Services – 6.4%
Dollar Financial Corp. *	20,042	308
FTI Consulting, Inc. *	6,845	494
Gartner, Inc. *	19,378	440
Kendle International, Inc. *	9,380	419
Korn/Ferry International *	25,600	456
Net 1 UEPS Technologies, Inc. *	18,742	419
On Assignment, Inc. *	31,425	248
		2,784
Computers – 1.6%
Brocade Communications Systems, Inc. *	27,942	163
CACI International, Inc., Class A *	5,757	288
Mentor Graphics Corp. *	21,546	245
		696
Cosmetics/Personal Care – 1.2%
Chattem, Inc. *	6,455	505
Distribution/Wholesale – 1.1%
Beacon Roofing Supply, Inc. *	8,250	129
Fossil, Inc. *	13,100	370
		499

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued
Diversified Financial Services – 0.9%
World Acceptance Corp. *	10,530	$379
Electric – 0.7%
Pike Electric Corp. *	22,050	325
Electronics – 4.8%
Analogic Corp.	4,345	216
Cogent, Inc. *	31,051	317
Dionex Corp. *	6,537	416
Flir Systems, Inc. *	9,073	349
Plexus Corp. *	13,388	277
Woodward Governor Co.	14,810	522
		2,097
Engineering & Construction – 0.9%
Exponent, Inc. *	12,475	413
Environmental Control – 2.2%
Calgon Carbon Corp. *	12,945	264
Waste Connections, Inc. *	19,945	684
		948
Food – 1.3%
Flowers Foods, Inc.	20,110	590
Hand/Machine Tools – 0.7%
Baldor Electric Co.	11,125	320
Healthcare – Products – 8.1%
American Medical Systems Holdings, Inc. *	22,325	396
Angiodynamics, Inc. *	21,875	346
Cynosure, Inc., Class A *	14,568	261
Haemonetics Corp. *	7,643	472
Home Diagnostics, Inc. *	27,568	267
ICU Medical, Inc. *	10,425	317
Merit Medical Systems, Inc. *	15,810	297
Somanetics Corp. *	12,325	269
STERIS Corp.	7,205	271
Techne Corp. *	3,730	269
Zoll Medical Corp. *	11,575	379
		3,544
Healthcare – Services – 2.4%
Alliance Imaging, Inc. *	36,171	371
Genoptix, Inc. *	10,405	340
Icon PLC ADR *	8,600	329
		1,040
Home Builders – 0.4%
Beazer Homes USA, Inc. *	29,375	176
Home Furnishings – 0.5%
American Woodmark Corp.	10,325	232

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued
Household Products/Wares – 0.5%
Church & Dwight Co., Inc.	3,275	$203
Insurance – 0.7%
American Equity Investment Life Holding Co.	9,912	74
Max Capital Group Ltd.	10,221	238
		312
Internet – 5.8%
AsiaInfo Holdings, Inc. *	42,553	391
eResearch Technology, Inc. *	36,984	440
Gmarket, Inc. ADR	15,752	366
j2 Global Communications, Inc. *	15,594	364
NetFlix, Inc. *	11,375	351
Perfect World Co. Ltd. ADR *	12,015	270
Sapient Corp. *	45,318	337
		2,519
Leisure Time – 1.0%
WMS Industries, Inc. *	14,917	456
Machinery – Diversified – 2.9%
IDEX Corp.	15,570	483
Robbins & Myers, Inc.	13,850	428
Wabtec Corp.	7,375	378
		1,289
Miscellaneous Manufacturing – 3.0%
Aptargroup, Inc.	6,300	246
AZZ, Inc. *	4,425	183
Movado Group, Inc.	16,725	374
Polypore International, Inc. *	24,350	524
		1,327
Oil & Gas – 4.8%
Atwood Oceanics, Inc. *	8,835	322
Berry Petroleum Co., Class A	12,885	499
EXCO Resources, Inc. *	8,825	144
McMoRan Exploration Co. *	15,300	362
Penn Virginia Corp.	8,990	480
Petroquest Energy, Inc. *	18,750	288
		2,095
Oil & Gas Services – 2.1%
Cal Dive International, Inc. *	38,400	407
NATCO Group, Inc., Class A *	5,445	219
Trico Marine Services, Inc. *	18,350	313
		939
Pharmaceuticals – 7.0%
Alkermes, Inc. *	14,558	194

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued
Pharmaceuticals – 7.0% – continued
Allos Therapeutics, Inc. *	35,785	$265
Biodel, Inc. *	25,795	86
Cypress Bioscience, Inc. *	38,896	286
HealthExtras, Inc. *	11,489	300
Idenix Pharmaceuticals, Inc. *	30,205	218
Isis Pharmaceuticals, Inc. *	21,750	367
Perrigo Co.	8,838	340
Rigel Pharmaceuticals, Inc. *	14,500	339
Savient Pharmaceuticals, Inc. *	8,751	131
Synta Pharmaceuticals Corp. *	26,405	201
Vivus, Inc. *	42,173	335
		3,062
Real Estate Investment Trusts – 2.3%
Capstead Mortgage Corp.	17,626	193
Digital Realty Trust, Inc.	5,761	272
Hatteras Financial Corp.	10,798	251
Tanger Factory Outlet Centers, Inc.	6,816	298
		1,014
Retail – 8.0%
Aeropostale, Inc. *	13,926	447
Buffalo Wild Wings, Inc. *	6,325	255
Burger King Holdings, Inc.	16,080	395
Children’s Place Retail Stores (The), Inc. *	9,400	314
Copart, Inc. *	9,100	346
Einstein Noah Restaurant Group, Inc. *	20,550	207
Guess?, Inc.	10,300	358
Gymboree Corp. *	11,505	408
P.F. Chang’s China Bistro, Inc. *	9,450	223
Red Robin Gourmet Burgers, Inc. *	11,125	298
Sonic Corp. *	17,518	255
		3,506
Semiconductors – 4.7%
IXYS Corp.	31,623	288
MKS Instruments, Inc. *	10,499	209
Monolithic Power Systems, Inc. *	13,083	227
Power Integrations, Inc. *	11,491	277
Semtech Corp. *	16,713	233
Silicon Laboratories, Inc. *	8,935	274
Skyworks Solutions, Inc. *	32,639	273
Verigy Ltd. *	16,724	272
		2,053
Software – 3.8%
Informatica Corp. *	25,142	326

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued
Software – 3.8% – continued
Parametric Technology Corp. *	21,763	$400
Phase Forward, Inc. *	13,100	274
Seachange International, Inc. *	29,473	285
Taleo Corp., Class A *	18,545	369
		1,654
Telecommunications – 1.0%
Comtech Telecommunications Corp. *	5,453	269
Foundry Networks, Inc. *	9,788	178
		447
Transportation – 1.1%
Kansas City Southern *	5,625	250
Landstar System, Inc.	4,980	219
		469
Total Common Stocks
(Cost $41,906)		40,862

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 5.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$2,166	2,166
Total Short-Term Investment
(Cost $2,166)		2,166

Total Investments – 98.3%
(Cost $44,072)		43,028
Other Assets less Liabilities – 1.7%		749
NET ASSETS – 100.0%		$43,777

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Small Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	3.8
Energy	7.4
Financials	6.7
Health Care	26.5
Industrials	19.9
Information Technology	19.8
Materials	1.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$40,862	$–

Level 2	2,166	–

Level 3	–	–

Total	$43,028	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%
Aerospace/Defense – 1.4%
Cubic Corp.	62,754	$1,543
Ducommun, Inc.	30,566	730
Esterline Technologies Corp. *	181,232	7,175
Heico Corp.	18,334	602
Moog, Inc., Class A *	167,512	7,183
Triumph Group, Inc.	43,265	1,977
		19,210
Agriculture – 0.1%
Universal Corp. of Virginia	27,317	1,341
Airlines – 0.6%
Continental Airlines, Inc., Class B *	63,854	1,065
Skywest, Inc.	444,937	7,110
		8,175
Apparel – 0.9%
Columbia Sportswear Co.	92,522	3,882
Iconix Brand Group, Inc. *	72,970	954
K-Swiss, Inc., Class A	35,469	617
Oxford Industries, Inc.	33,141	856
Perry Ellis International, Inc. *	30,624	457
Skechers U.S.A., Inc., Class A *	200,962	3,382
Timberland (The) Co., Class A *	60,801	1,056
Warnaco Group (The), Inc. *	20,373	923
		12,127
Auto Parts & Equipment – 0.6%
American Axle & Manufacturing Holdings, Inc.	34,000	182
ATC Technology Corp. *	146,141	3,469
Dorman Products, Inc. *	17,707	222
Lear Corp. *	240,718	2,528
Standard Motor Products, Inc.	16,137	100
Strattec Security Corp.	2,979	79
Superior Industries International, Inc.	82,212	1,575
		8,155
Banks – 13.6%
1st Source Corp.	89,039	2,092
Ameris Bancorp	47,292	702
Bancfirst Corp.	68,486	3,310
BancorpSouth, Inc.	206,485	5,808
Bank Mutual Corp.	48,689	553
Bank of the Ozarks, Inc.	14,330	387
Banner Corp.	21,517	258
Berkshire Bancorp, Inc.	6,504	65
Capital City Bank Group, Inc.	16,845	528
Capitol Bancorp Ltd.	64,800	1,263

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Banks – 13.6% – continued
Cathay General Bancorp	77,714	$1,850
Chemical Financial Corp.	146,393	4,559
Citizens Republic Bancorp, Inc.	383,000	1,180
City Holding Co.	32,962	1,393
CoBiz Financial, Inc.	11,910	143
Columbia Banking System, Inc.	37,603	667
Community Bank System, Inc.	375,602	9,446
Community Trust Bancorp, Inc.	97,919	3,368
Enterprise Financial Services Corp.	26,030	587
Farmers Capital Bank Corp.	10,095	273
Financial Institutions, Inc.	23,657	473
First Bancorp of North Carolina	8,315	142
First BanCorp of Puerto Rico	106,216	1,175
First Busey Corp.	28,240	518
First Commonwealth Financial Corp.	485,044	6,534
First Community Bancshares, Inc. of Virginia	59,897	2,247
First Financial Bancorp	98,243	1,434
First Financial Corp. of Indiana	92,210	4,332
First Merchants Corp.	127,256	2,901
First Midwest Bancorp, Inc. of Illinois	53,417	1,295
FirstMerit Corp.	377,939	7,937
FNB Corp. of Pennsylvania	261,608	4,180
Frontier Financial Corp.	56,146	754
Glacier Bancorp, Inc.	38,540	955
Harleysville National Corp.	67,006	1,138
Heartland Financial USA, Inc.	21,113	529
Heritage Commerce Corp.	26,120	398
IBERIABANK Corp.	60,631	3,204
Independent Bank Corp. of Massachusetts	39,804	1,241
International Bancshares Corp.	160,476	4,333
Lakeland Bancorp, Inc.	96,516	1,128
Lakeland Financial Corp.	31,711	696
MainSource Financial Group, Inc.	82,145	1,610
MB Financial, Inc.	151,982	5,026
MBT Financial Corp.	6,192	29
Nara Bancorp, Inc.	58,125	651
National Penn Bancshares, Inc.	414,480	6,051
NBT Bancorp, Inc.	82,108	2,457
Old National Bancorp of Indiana	358,526	7,178
Old Second Bancorp, Inc.	16,649	308
Oriental Financial Group, Inc.	83,983	1,500
Pacific Capital Bancorp	21,616	440
Park National Corp.	15,754	1,229
Peoples Bancorp, Inc. of Ohio	57,127	1,244

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Banks – 13.6% – continued
Pinnacle Financial Partners, Inc. *	14,220	$438
Prosperity Bancshares, Inc.	215,461	7,323
Renasant Corp.	77,302	1,678
S & T Bancorp, Inc.	42,545	1,567
SCBT Financial Corp.	28,326	1,065
Sierra Bancorp	4,800	100
Simmons First National Corp., Class A	129,854	4,623
Southwest Bancorp, Inc. of Oklahoma	76,443	1,351
StellarOne Corp.	45,360	938
Sterling Bancshares, Inc. of Texas	220,641	2,306
Sun Bancorp, Inc. of New Jersey *	10,366	140
Susquehanna Bancshares, Inc.	195,256	3,811
Texas Capital Bancshares, Inc. *	60,792	1,262
Trico Bancshares	33,692	725
Trustmark Corp.	301,945	6,262
UCBH Holdings, Inc.	529,583	3,395
UMB Financial Corp.	166,046	8,721
Union Bankshares Corp. of Virginia	54,875	1,317
United Bankshares, Inc.	198,636	6,952
United Community Banks, Inc. of Georgia	16,563	220
Univest Corp. of Pennsylvania	77,523	2,868
Washington Trust Bancorp, Inc.	26,377	702
WesBanco, Inc.	180,466	4,804
Whitney Holding Corp.	94,988	2,303
Wilshire Bancorp, Inc.	75,545	919
Wintrust Financial Corp.	38,296	1,124
Yadkin Valley Financial Corp.	16,366	278
		180,891
Beverages – 0.0%
Central European Distribution Corp. *	2,293	104
Biotechnology – 0.3%
Bio-Rad Laboratories, Inc., Class A *	15,653	1,552
Emergent Biosolutions, Inc. *	28,357	371
Enzon Pharmaceuticals, Inc. *	2,169	16
Martek Biosciences Corp.	45,505	1,430
SuperGen, Inc. *	50,832	72
		3,441
Building Materials – 1.0%
Comfort Systems USA, Inc.	26,733	357
Drew Industries, Inc. *	25,647	439
Gibraltar Industries, Inc.	108,819	2,036
Interline Brands, Inc. *	77,611	1,258
LSI Industries, Inc.	110,228	912
Quanex Building Products Corp.	149,437	2,277

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Building Materials – 1.0% – continued
Simpson Manufacturing Co., Inc.	131,374	$3,559
Universal Forest Products, Inc.	75,161	2,624
		13,462
Chemicals – 2.9%
Arch Chemicals, Inc.	171,079	6,039
Cabot Corp.	7,852	250
Cytec Industries, Inc.	2,904	113
Fuller (H.B.) Co.	358,170	7,475
Hercules, Inc.	106,562	2,109
Innospec, Inc.	66,128	797
Minerals Technologies, Inc.	25,974	1,542
NewMarket Corp.	11,581	609
Penford Corp.	22,130	391
PolyOne Corp. *	270,587	1,745
Rockwood Holdings, Inc. *	106,911	2,743
Schulman (A.), Inc.	132,992	2,631
Sensient Technologies Corp.	358,234	10,077
Spartech Corp.	67,103	664
Westlake Chemical Corp.	81,481	1,714
		38,899
Commercial Services – 3.7%
Aaron Rents, Inc.	36,140	978
ABM Industries, Inc.	75,069	1,640
Albany Molecular Research, Inc. *	51,160	926
CDI Corp.	44,984	1,005
Cross Country Healthcare, Inc. *	157,088	2,559
Electro Rent Corp.	69,107	928
Emergency Medical Services Corp., Class A *	39,530	1,181
First Advantage Corp., Class A *	74,947	1,053
Heidrick & Struggles International, Inc.	48,468	1,461
Interactive Data Corp.	20,213	510
Jackson Hewitt Tax Service, Inc.	30,260	464
Kelly Services, Inc., Class A	64,368	1,226
Kenexa Corp. *	35,584	562
Kforce, Inc. *	52,296	534
Korn/Ferry International *	73,675	1,313
MAXIMUS, Inc.	19,218	708
Monro Muffler, Inc.	17,062	393
MPS Group, Inc. *	996,079	10,040
On Assignment, Inc. *	42,620	336
PeopleSupport, Inc. *	33,823	395
PHH Corp. *	127,651	1,697
Rent-A-Center, Inc. *	333,233	7,424
Spherion Corp. *	231,281	1,126

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Commercial Services – 3.7% – continued
Stewart Enterprises, Inc., Class A	491,582	$3,864
United Rentals, Inc. *	141,393	2,155
Viad Corp.	67,442	1,942
Volt Information Sciences, Inc. *	40,040	360
Watson Wyatt Worldwide, Inc., Class A	36,967	1,838
		48,618
Computers – 2.6%
Agilysys, Inc.	98,981	999
CACI International, Inc., Class A *	128,555	6,441
CIBER, Inc. *	137,819	963
Electronics for Imaging, Inc. *	135,045	1,881
Imation Corp.	87,686	1,981
Immersion Corp. *	31,820	185
Insight Enterprises, Inc. *	252,386	3,384
Integral Systems, Inc. of Maryland *	3,780	78
Mentor Graphics Corp. *	132,607	1,505
MTS Systems Corp.	29,115	1,226
Ness Technologies, Inc. *	115,929	1,330
Perot Systems Corp., Class A *	736,909	12,785
SI International, Inc. *	77,593	2,332
TechTeam Global, Inc. *	10,858	81
		35,171
Cosmetics/Personal Care – 0.0%
Elizabeth Arden, Inc. *	18,420	362
Distribution/Wholesale – 0.8%
Brightpoint, Inc. *	150,180	1,081
Core-Mark Holding Co., Inc. *	16,623	415
Owens & Minor, Inc.	23,602	1,145
School Specialty, Inc. *	48,250	1,505
Tech Data Corp. *	49,267	1,471
United Stationers, Inc. *	116,968	5,594
		11,211
Diversified Financial Services – 1.2%
Advanta Corp., Class B	128,040	1,054
AmeriCredit Corp. *	79,662	807
Credit Acceptance Corp. *	31,681	539
Encore Capital Group, Inc. *	24,766	339
Financial Federal Corp.	146,023	3,347
Knight Capital Group, Inc., Class A *	258,367	3,839
National Financial Partners Corp.	49,363	740
Ocwen Financial Corp. *	236,828	1,906
Stifel Financial Corp. *	25,392	1,267
Student Loan Corp.	5,245	488

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Diversified Financial Services – 1.2% – continued
SWS Group, Inc.	54,942	$1,108
		15,434
Electric – 2.2%
Allete, Inc.	31,940	1,421
Avista Corp.	35,584	773
Central Vermont Public Service Corp.	38,939	913
CH Energy Group, Inc.	31,172	1,358
Cleco Corp.	85,781	2,166
El Paso Electric Co. *	146,037	3,067
Empire District Electric (The) Co.	48,213	1,029
Idacorp, Inc.	102,815	2,991
MGE Energy, Inc.	17,537	623
Otter Tail Corp.	79,103	2,431
Portland General Electric Co.	86,009	2,035
Unisource Energy Corp.	177,147	5,171
Westar Energy, Inc.	246,439	5,678
		29,656
Electrical Components & Equipment – 0.8%
Belden, Inc.	126,680	4,027
Encore Wire Corp.	165,155	2,991
Greatbatch, Inc. *	93,460	2,294
Littelfuse, Inc. *	23,413	696
		10,008
Electronics – 4.0%
Analogic Corp.	58,659	2,919
Bel Fuse, Inc., Class B	58,472	1,665
Benchmark Electronics, Inc. *	164,149	2,311
Brady Corp., Class A	140,374	4,952
Checkpoint Systems, Inc. *	156,654	2,948
Coherent, Inc. *	49,784	1,770
CTS Corp.	324,636	4,149
Cymer, Inc. *	153,220	3,881
Electro Scientific Industries, Inc. *	6,792	97
FEI Co. *	108,130	2,574
Measurement Specialties, Inc. *	30,852	538
Multi-Fineline Electronix, Inc. *	42,365	627
Newport Corp. *	133,598	1,440
OSI Systems, Inc. *	33,686	792
Park Electrochemical Corp.	53,467	1,296
Plexus Corp. *	74,446	1,541
Rofin-Sinar Technologies, Inc. *	59,407	1,818
Rogers Corp. *	68,152	2,520
Stoneridge, Inc. *	62,576	704
Technitrol, Inc.	103,233	1,527

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Electronics – 4.0% – continued
TTM Technologies, Inc. *	360,648	$3,578
Varian, Inc. *	35,369	1,517
Watts Water Technologies, Inc., Class A	271,101	7,415
Zygo Corp. *	52,854	665
		53,244
Engineering & Construction – 0.6%
Dycom Industries, Inc. *	123,373	1,606
EMCOR Group, Inc. *	169,245	4,455
Granite Construction, Inc.	59,022	2,114
		8,175
Entertainment – 0.8%
Bluegreen Corp. *	62,428	431
Churchill Downs, Inc.	92,404	4,526
Speedway Motorsports, Inc.	257,491	5,016
Steinway Musical Instruments *	23,254	659
		10,632
Food – 2.6%
Flowers Foods, Inc.	132,241	3,883
Hain Celestial Group, Inc. *	195,310	5,377
Imperial Sugar Co.	40,606	550
Ingles Markets, Inc., Class A	18,721	427
J & J Snack Foods Corp.	20,038	679
Lancaster Colony Corp.	16,933	638
Lance, Inc.	62,831	1,426
Nash Finch Co.	36,479	1,573
Ralcorp Holdings, Inc. *	45,961	3,098
Ruddick Corp.	289,855	9,406
Sanderson Farms, Inc.	64,261	2,361
Weis Markets, Inc.	149,101	5,369
		34,787
Forest Products & Paper – 0.5%
Buckeye Technologies, Inc. *	97,096	795
Glatfelter	117,165	1,587
Mercer International, Inc. *	151,477	554
Neenah Paper, Inc.	34,140	676
Potlatch Corp.	63,583	2,950
Schweitzer-Mauduit International, Inc.	12,964	246
		6,808
Gas – 2.5%
Laclede Group (The), Inc.	73,517	3,565
Nicor, Inc.	41,982	1,862
Northwest Natural Gas Co.	88,576	4,606
Piedmont Natural Gas Co., Inc.	108,460	3,466

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Gas – 2.5% – continued
South Jersey Industries, Inc.	115,033	$4,107
Southwest Gas Corp.	239,738	7,254
Vectren Corp.	13,459	375
WGL Holdings, Inc.	259,825	8,431
		33,666
Hand/Machine Tools – 0.9%
Regal-Beloit Corp.	272,837	11,601
Healthcare – Products – 0.8%
Cantel Medical Corp. *	30,428	292
Conmed Corp. *	174,524	5,585
Datascope Corp.	62,673	3,236
ICU Medical, Inc. *	19,600	596
Invacare Corp.	41,931	1,012
STERIS Corp.	11,304	425
		11,146
Healthcare – Services – 3.2%
AMERIGROUP Corp. *	316,191	7,981
Amsurg Corp. *	105,666	2,691
Apria Healthcare Group, Inc. *	119,625	2,182
Centene Corp. *	71,077	1,458
Continucare Corp. *	58,720	157
Gentiva Health Services, Inc. *	52,010	1,401
Healthsouth Corp. *	110,635	2,039
Healthspring, Inc. *	100,348	2,123
Kindred Healthcare, Inc. *	185,284	5,108
LifePoint Hospitals, Inc. *	256,305	8,238
Medcath Corp. *	30,855	553
Molina Healthcare, Inc. *	89,240	2,766
Odyssey HealthCare, Inc. *	92,362	937
RehabCare Group, Inc. *	23,868	432
Res-Care, Inc. *	164,163	2,978
Triple-S Management Corp., Class B *	82,848	1,350
		42,394
Home Builders – 0.0%
Cavco Industries, Inc. *	4,166	150
Skyline Corp.	15,200	402
		552
Home Furnishings – 0.2%
Ethan Allen Interiors, Inc.	51,022	1,430
Hooker Furniture Corp.	13,072	232
Stanley Furniture Co., Inc.	15,186	139

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Home Furnishings – 0.2% – continued
Tempur-Pedic International, Inc.	81,060	$953
		2,754
Household Products/Wares – 1.0%
American Greetings Corp., Class A	166,416	2,544
Blyth, Inc.	149,186	1,692
CSS Industries, Inc.	18,876	486
Ennis, Inc.	163,547	2,528
Jarden Corp. *	166,444	3,903
Prestige Brands Holdings, Inc. *	107,553	955
Russ Berrie & Co., Inc. *	12,400	95
Tupperware Brands Corp.	17,795	492
		12,695
Insurance – 8.0%
Alleghany Corp. *	3,557	1,298
AMBAC Financial Group, Inc.	625,000	1,456
American Equity Investment Life Holding Co.	33,840	254
American Physicians Capital, Inc.	44,830	1,898
Amerisafe, Inc. *	33,299	606
Argo Group International Holdings Ltd. *	44,562	1,642
Baldwin & Lyons, Inc., Class B	4,009	96
Citizens, Inc. of Texas *	33,140	273
CNA Surety Corp. *	238,561	3,984
Crawford & Co., Class B *	37,376	568
Darwin Professional Underwriters, Inc. *	600	19
Delphi Financial Group, Inc., Class A	135,243	3,792
Donegal Group, Inc., Class A	86,990	1,577
EMC Insurance Group, Inc.	56,840	1,676
FBL Financial Group, Inc., Class A	151,716	4,231
FPIC Insurance Group, Inc. *	46,696	2,400
Hallmark Financial Services, Inc. *	13,073	119
Hanover Insurance Group (The), Inc.	4,291	195
Harleysville Group, Inc.	188,551	7,127
Hilb, Rogal & Hobbs Co.	36,713	1,716
Horace Mann Educators Corp.	308,503	3,971
Independence Holding Co.	16,181	187
Infinity Property & Casualty Corp.	98,026	4,039
Investors Title Co.	2,760	110
Meadowbrook Insurance Group, Inc.	111,222	785
Mercer Insurance Group, Inc.	5,794	93
Navigators Group, Inc. *	103,143	5,982
Odyssey Re Holdings Corp.	56,533	2,476
Phoenix Companies (The), Inc.	264,819	2,447
ProAssurance Corp. *	242,776	13,596
RLI Corp.	203,446	12,632

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Insurance – 8.0% – continued
Safety Insurance Group, Inc.	107,238	$4,068
SeaBright Insurance Holdings, Inc. *	88,505	1,151
Selective Insurance Group, Inc.	214,543	4,917
State Auto Financial Corp.	166,887	4,851
United America Indemnity Ltd., Class A *	60,131	856
United Fire & Casualty Co.	150,414	4,300
Unitrin, Inc.	16,089	401
Zenith National Insurance Corp.	127,057	4,655
		106,444
Internet – 1.1%
Avocent Corp. *	190,977	3,907
DealerTrack Holdings, Inc. *	89,877	1,514
Harris Interactive, Inc. *	60,620	105
PC-Tel, Inc.	33,433	312
RealNetworks, Inc. *	298,904	1,518
SonicWALL, Inc. *	139,478	731
TIBCO Software, Inc. *	520,338	3,809
United Online, Inc.	84,849	798
Vignette Corp. *	117,708	1,264
Website Pros, Inc. *	53,142	287
		14,245
Investment Companies – 0.1%
MCG Capital Corp.	252,271	661
Patriot Capital Funding, Inc.	10,105	64
		725
Iron/Steel – 0.1%
Schnitzer Steel Industries, Inc., Class A	6,675	262
Universal Stainless & Alloy *	20,026	512
		774
Leisure Time – 0.4%
Brunswick Corp.	95,733	1,224
Callaway Golf Co.	283,334	3,987
		5,211
Lodging – 0.3%
Gaylord Entertainment Co. *	43,250	1,270
Marcus Corp.	174,665	2,809
Monarch Casino & Resort, Inc. *	13,060	149
		4,228
Machinery – Diversified – 1.1%
Albany International Corp., Class A	65,315	1,785
Briggs & Stratton Corp.	95,394	1,543
Cascade Corp.	55,669	2,439
Cognex Corp.	87,344	1,761

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Machinery – Diversified – 1.1% – continued
Gerber Scientific, Inc. *	70,921	$648
Intevac, Inc. *	42,914	457
NACCO Industries, Inc., Class A	26,568	2,511
Sauer-Danfoss, Inc.	135,581	3,348
		14,492
Media – 1.1%
Courier Corp.	12,049	245
Cox Radio, Inc., Class A *	180,173	1,903
DG FastChannel, Inc. *	15,720	345
Entercom Communications Corp., Class A	178,500	896
Entravision Communications Corp., Class A *	217,762	586
Hearst-Argyle Television, Inc.	150,487	3,360
Journal Communications, Inc., Class A	406,911	1,986
LIN TV Corp., Class A *	115,631	597
Media General, Inc., Class A	96,411	1,198
Playboy Enterprises, Inc., Class B *	50,854	200
Scholastic Corp.	133,577	3,430
Westwood One, Inc. *	402,400	221
		14,967
Metal Fabrication/Hardware – 1.2%
Castle (A.M.) & Co.	35,440	612
CIRCOR International, Inc.	90,948	3,950
Lawson Products, Inc.	7,900	219
Mueller Industries, Inc.	73,294	1,687
NN, Inc.	16,993	218
Northwest Pipe Co. *	10,892	475
Worthington Industries, Inc.	565,743	8,452
		15,613
Mining – 0.7%
Brush Engineered Materials, Inc. *	48,899	908
Coeur d’Alene Mines Corp. *	1,209,066	1,850
Compass Minerals International, Inc.	101,341	5,309
RTI International Metals, Inc. *	70,681	1,383
		9,450
Miscellaneous Manufacturing – 2.4%
Ameron International Corp.	59,082	4,233
Barnes Group, Inc.	108,277	2,189
Ceradyne, Inc. *	73,203	2,684
EnPro Industries, Inc. *	40,990	1,523
ESCO Technologies, Inc. *	7,424	358
Federal Signal Corp.	105,001	1,438
Movado Group, Inc.	89,827	2,008
Myers Industries, Inc.	181,530	2,289

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Miscellaneous Manufacturing – 2.4% – continued
NL Industries, Inc.	17,328	$178
Park-Ohio Holdings Corp. *	16,843	301
Smith (A.O.) Corp.	280,316	10,986
Standex International Corp.	70,134	1,946
Tredegar Corp.	61,077	1,087
		31,220
Oil & Gas – 2.0%
Berry Petroleum Co., Class A	49,578	1,920
Bill Barrett Corp. *	13,457	432
BMB Munai, Inc. *	143,133	594
Brigham Exploration Co. *	107,140	1,178
Callon Petroleum Co. *	64,897	1,170
Delek US Holdings, Inc.	62,670	581
Grey Wolf, Inc. *	590,876	4,597
Harvest Natural Resources, Inc. *	101,221	1,024
Mariner Energy, Inc. *	7,531	154
Parker Drilling Co. *	211,547	1,697
Rosetta Resources, Inc. *	118,631	2,178
Stone Energy Corp. *	85,341	3,613
Swift Energy Co. *	206,537	7,991
		27,129
Oil & Gas Services – 0.7%
Allis-Chalmers Energy, Inc. *	82,732	1,047
Cal Dive International, Inc. *	20,012	212
Hornbeck Offshore Services, Inc. *	104,530	4,037
Oil States International, Inc. *	31,665	1,119
SEACOR Holdings, Inc. *	5,236	413
Trico Marine Services, Inc. *	72,957	1,246
Union Drilling, Inc. *	69,109	732
		8,806
Packaging & Containers – 0.2%
Rock-Tenn Co., Class A	58,932	2,356
Pharmaceuticals – 0.9%
Alpharma, Inc., Class A *	80,150	2,957
Nutraceutical International Corp. *	48,487	536
Salix Pharmaceuticals Ltd. *	49,199	315
Sciele Pharma, Inc.	109,725	3,378
Theragenics Corp. *	25,176	79
Viropharma, Inc. *	348,186	4,568
		11,833
Pipelines – 0.3%
Enbridge Energy Management (Fractional Shares) * (1)	294,522	–
Enbridge Energy Management LLC *	33,197	1,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Pipelines – 0.3% – continued
Kinder Morgan Management LLC (Fractional Shares) * (1)	16,512	$ –
Sunoco Logistics Partners L.P.	9,737	431
TC Pipelines LP	88,193	2,728
		4,549
Real Estate – 0.2%
Avatar Holdings, Inc. *	25,474	841
Stratus Properties, Inc. *	11,201	308
W.P. Carey & Co. LLC	36,307	947
		2,096
Real Estate Investment Trusts – 7.8%
Acadia Realty Trust	35,611	900
Agree Realty Corp.	2,900	83
Alexandria Real Estate Equities, Inc.	2,170	244
American Land Lease, Inc.	31,676	616
Anthracite Capital, Inc.	303,750	1,628
Arbor Realty Trust, Inc.	104,321	1,043
BioMed Realty Trust, Inc.	266,383	7,046
Capital Trust, Inc. of New York, Class A	90,440	1,402
Capstead Mortgage Corp.	50,358	551
Cedar Shopping Centers, Inc.	239,520	3,167
Colonial Properties Trust	33,284	622
DiamondRock Hospitality Co.	92,640	843
EastGroup Properties, Inc.	38,472	1,867
Entertainment Properties Trust	163,264	8,934
Equity One, Inc.	203,348	4,167
Extra Space Storage, Inc.	194,720	2,991
First Potomac Realty Trust	104,053	1,789
Franklin Street Properties Corp.	157,322	2,045
Gramercy Capital Corp. of New York	240,241	622
Hersha Hospitality Trust	24,430	182
Highwoods Properties, Inc.	52,210	1,857
Home Properties, Inc.	45,887	2,659
Investors Real Estate Trust	75,020	840
Kite Realty Group Trust	16,932	186
LaSalle Hotel Properties	108,546	2,531
LTC Properties, Inc.	157,074	4,605
Medical Properties Trust, Inc.	175,144	1,988
Mission West Properties	47,549	463
National Health Investors, Inc.	118,590	4,053
National Retail Properties, Inc.	384,183	9,201
NorthStar Realty Finance Corp.	128,350	995
One Liberty Properties, Inc.	15,288	270
Parkway Properties, Inc. of Maryland	42,005	1,590

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Real Estate Investment Trusts – 7.8% – continued
Pennsylvania Real Estate Investment Trust	119,677	$2,256
Ramco-Gershenson Properties Trust	65,035	1,458
Realty Income Corp.	479,775	12,282
Resource Capital Corp.	14,976	91
Senior Housing Properties Trust	437,986	10,437
Sovran Self Storage, Inc.	99,698	4,456
Strategic Hotels & Resorts, Inc.	68,493	517
Urstadt Biddle Properties, Inc., Class A	16,695	313
Winthrop Realty Trust	124,281	485
		104,275
Retail – 6.0%
AC Moore Arts & Crafts, Inc. *	12,947	81
America’s Car-Mart, Inc. *	14,207	264
Asbury Automotive Group, Inc.	199,770	2,301
Blockbuster, Inc., Class A *	117,511	241
Bob Evans Farms, Inc.	97,961	2,673
Brown Shoe Co., Inc.	124,258	2,035
Buckle (The), Inc.	9,971	554
Cabela’s, Inc. *	119,814	1,447
Casey’s General Stores, Inc.	54,785	1,653
Cash America International, Inc.	128,229	4,621
CBRL Group, Inc.	61,130	1,608
Charlotte Russe Holding, Inc. *	126,021	1,292
Charming Shoppes, Inc. *	257,089	1,257
Collective Brands, Inc. *	192,608	3,527
Conn’s, Inc. *	19,190	359
Dillard’s, Inc., Class A	130,611	1,541
Dress Barn, Inc. *	169,753	2,596
DSW, Inc., Class A *	69,381	951
First Cash Financial Services, Inc. *	27,302	410
Fred’s, Inc., Class A	196,007	2,787
Genesco, Inc. *	22,676	759
Group 1 Automotive, Inc.	19,381	421
HOT Topic, Inc. *	50,923	337
Jos. A. Bank Clothiers, Inc. *	23,115	777
Kenneth Cole Productions, Inc., Class A	58,211	856
Landry’s Restaurants, Inc.	115,799	1,801
Longs Drug Stores Corp.	33,188	2,510
Luby’s, Inc. *	160,293	1,289
MarineMax, Inc. *	79,404	574
Men’s Wearhouse, Inc. (The)	170,374	3,619
O’Charleys, Inc.	30,188	264
Pantry (The), Inc. *	54,421	1,153
PC Connection, Inc. *	88,875	595

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Retail – 6.0% – continued
Penske Auto Group, Inc.	562,169	$6,448
Regis Corp.	322,983	8,882
Rex Stores Corp. *	49,520	572
Ruby Tuesday, Inc. *	49,745	288
Rush Enterprises, Inc., Class A *	82,783	1,060
Shoe Carnival, Inc. *	7,410	121
Sonic Automotive, Inc., Class A	335,163	2,836
Stage Stores, Inc.	333,993	4,562
Steak n Shake (The) Co. *	36,221	314
Systemax, Inc.	83,159	1,169
Talbots, Inc.	20,064	263
Zale Corp. *	265,778	6,644
		80,312
Savings & Loans – 1.3%
Anchor BanCorp Wisconsin, Inc.	133,621	982
Dime Community Bancshares	102,291	1,557
First Defiance Financial Corp.	25,035	276
First Financial Holdings, Inc.	80,085	2,097
First Niagara Financial Group, Inc.	131,838	2,076
Flushing Financial Corp.	122,229	2,139
NASB Financial, Inc.	5,426	176
Northwest Bancorp, Inc.	29,216	805
Parkvale Financial Corp.	6,031	95
Provident New York Bancorp	66,076	874
United Community Financial Corp. of Ohio	27,435	137
Washington Federal, Inc.	295,772	5,457
WSFS Financial Corp.	13,325	799
		17,470
Semiconductors – 2.7%
ATMI, Inc. *	24,713	444
Brooks Automation, Inc. *	370,606	3,098
Cabot Microelectronics Corp. *	32,434	1,040
Cohu, Inc.	84,100	1,330
Eagle Test Systems, Inc. *	33,413	512
Emulex Corp. *	242,060	2,583
Entegris, Inc. *	304,655	1,474
Fairchild Semiconductor International, Inc. *	219,534	1,952
Integrated Device Technology, Inc. *	223,238	1,737
IXYS Corp.	38,570	351
Macrovision Solutions Corp. *	118,426	1,821
Mattson Technology, Inc. *	226,595	1,072
MKS Instruments, Inc. *	460,453	9,168
Omnivision Technologies, Inc. *	160,874	1,836
Pericom Semiconductor Corp. *	27,155	285

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Semiconductors – 2.7% – continued
Photronics, Inc. *	214,641	$403
Rudolph Technologies, Inc. *	8,941	75
Semitool, Inc. *	28,549	233
Silicon Image, Inc. *	96,593	516
Skyworks Solutions, Inc. *	188,843	1,579
Standard Microsystems Corp. *	85,624	2,139
TriQuint Semiconductor, Inc. *	519,436	2,488
Ultra Clean Holdings *	34,119	172
		36,308
Software – 1.6%
Digi International, Inc. *	115,766	1,181
EPIQ Systems, Inc. *	213,547	2,904
infoGROUP, Inc.	64,996	430
JDA Software Group, Inc. *	214,845	3,268
Lawson Software, Inc. *	585,171	4,096
Mantech International Corp., Class A *	2,120	126
Quest Software, Inc. *	304,092	3,859
Schawk, Inc.	73,521	1,112
Smith Micro Software, Inc. *	51,385	365
Sybase, Inc. *	99,030	3,032
SYNNEX Corp. *	58,663	1,310
		21,683
Storage/Warehousing – 0.1%
Mobile Mini, Inc. *	85,098	1,645
Telecommunications – 2.5%
Anaren, Inc. *	56,529	574
Anixter International, Inc. *	12,644	752
Arris Group, Inc. *	148,609	1,149
Atlantic Tele-Network, Inc.	50,083	1,402
Black Box Corp.	37,961	1,311
EMS Technologies, Inc. *	57,818	1,290
Fairpoint Communications, Inc.	78,975	685
Foundry Networks, Inc. *	499,471	9,095
General Communication, Inc., Class A *	24,316	225
Globecomm Systems, Inc. *	38,239	334
Harris Stratex Networks, Inc., Class A *	101,500	793
Hypercom Corp. *	68,653	273
Iowa Telecommunications Services, Inc.	31,329	585
Novatel Wireless, Inc. *	70,888	430
Oplink Communications, Inc. *	45,821	553
Plantronics, Inc.	66,433	1,496
Premiere Global Services, Inc. *	220,607	3,102
Shenandoah Telecommunications Co.	18,613	411
Sycamore Networks, Inc. *	459,874	1,485

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Telecommunications – 2.5% – continued
Syniverse Holdings, Inc. *	273,626	$4,545
Tekelec *	166,914	2,335
tw telecom, Inc. *	39,541	411
		33,236
Textiles – 0.9%
Culp, Inc. *	7,444	44
G&K Services, Inc., Class A	163,390	5,400
Unifirst Corp. of Massachusetts	140,532	6,056
		11,500
Toys, Games & Hobbies – 0.4%
Jakks Pacific, Inc. *	166,196	4,140
RC2 Corp. *	81,734	1,635
		5,775
Transportation – 2.1%
Alexander & Baldwin, Inc.	4,932	217
Arkansas Best Corp.	143,263	4,827
Bristow Group, Inc. *	90,494	3,062
Celadon Group, Inc. *	19,014	218
Gulfmark Offshore, Inc. *	100,740	4,521
K-Sea Transportation Partners LP	36,140	727
Marten Transport Ltd. *	63,767	1,244
Pacer International, Inc.	35,851	590
PHI, Inc. *	40,549	1,498
Saia, Inc. *	45,565	605
Werner Enterprises, Inc.	475,155	10,317
		27,826
Trucking & Leasing – 0.2%
Amerco, Inc. *	28,088	1,178
Greenbrier Cos., Inc.	45,899	895
		2,073
Total Common Stocks
(Cost $1,311,075)		1,280,960

CONVERTIBLE PREFERRED STOCK – 0.0%
Healthcare – Products – 0.0%
Inverness Medical Innovations, Inc., 3.00% *	2,768	526
Total Convertible Preferred Stock
(Cost $725)		526

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%
Escrow DLB Oil & Gas (1)	2,100	$ –
Total Other
(Cost $–)		–

WARRANT – 0.0%
American Satellite Network	255	–
Total Warrant
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.7%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$43,978	43,978
U.S. Treasury Bill (2) 2.02%, 12/4/08	5,315	5,296
Total Short-Term Investments
(Cost $49,274)		49,274

Total Investments – 99.9%
(Cost $1,361,074)		1,330,760
Other Assets less Liabilities – 0.1%		792
NET ASSETS – 100.0%		$1,331,552

(1)	The securities have been deemed worthless by the NTGI Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
S&P 500 E-Mini	386	$22,533	Long	12/08	$(677)
Russell 2000 Mini	397	26,932	Long	12/08	(1,210)

Total					$(1,887)

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.8%
Consumer Staples	3.6
Energy	4.1
Financials	33.5
Health Care	6.5
Industrials	15.0
Information Technology	13.6
Materials	5.2
Telecommunication Services	0.9
Utilities	4.8

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$1,281,376	$(1,887)

Level 2	49,384	–

Level 3	–	–

Total	$1,330,760	$(1,887)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%
Aerospace/Defense – 5.3%
Lockheed Martin Corp.	26,218	$2,875
Raytheon Co.	37,179	1,990
		4,865
Biotechnology – 7.8%
Biogen Idec, Inc. *	16,429	826
Genentech, Inc. *	20,472	1,815
Genzyme Corp. *	35,489	2,871
Gilead Sciences, Inc. *	20,844	950
Vertex Pharmaceuticals, Inc. *	18,606	619
		7,081
Commercial Services – 2.4%
SAIC, Inc. *	106,653	2,158
Computers – 19.7%
Accenture Ltd., Class A	51,715	1,965
Apple, Inc. *	20,744	2,358
Brocade Communications Systems, Inc. *	110,852	645
Dell, Inc. *	47,982	791
EMC Corp. of Massachusetts *	71,397	854
Hewlett-Packard Co.	88,788	4,106
IBM Corp.	24,797	2,900
Mentor Graphics Corp. *	63,471	720
Micros Systems, Inc. *	34,321	915
NetApp, Inc. *	62,987	1,148
Seagate Technology	54,255	658
Synopsys, Inc. *	43,530	868
		17,928
Electrical Components & Equipment – 0.7%
Sunpower Corp., Class A *	8,902	631
Electronics – 2.6%
Jabil Circuit, Inc.	24,864	237
Thermo Fisher Scientific, Inc. *	38,124	2,097
		2,334
Healthcare – Products – 4.1%
Alcon, Inc.	5,799	937
Covidien Ltd.	19,534	1,050
St. Jude Medical, Inc. *	39,571	1,721
		3,708
Healthcare – Services – 0.9%
Icon PLC ADR *	21,085	806
Internet – 5.4%
eBay, Inc. *	42,040	941
Google, Inc., Class A *	3,268	1,309
McAfee, Inc. *	41,237	1,400

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued
Internet – 5.4% – continued
VeriSign, Inc. *	49,114	$1,281
		4,931
Miscellaneous Manufacturing – 0.6%
Polypore International, Inc. *	26,951	580
Pharmaceuticals – 1.0%
Novartis A.G. ADR	18,232	963
Semiconductors – 15.1%
Altera Corp.	46,514	962
Analog Devices, Inc.	36,270	956
Broadcom Corp., Class A *	40,382	752
Intel Corp.	73,528	1,377
Kla-Tencor Corp.	46,064	1,458
Microchip Technology, Inc.	49,124	1,446
MKS Instruments, Inc. *	25,495	508
Monolithic Power Systems, Inc. *	51,311	891
Power Integrations, Inc. *	49,538	1,194
Texas Instruments, Inc.	78,164	1,680
Verigy Ltd. *	61,530	1,002
Xilinx, Inc.	62,222	1,459
		13,685
Software – 22.0%
Activision Blizzard, Inc. *	121,663	1,877
Adobe Systems, Inc. *	48,881	1,929
Autodesk, Inc. *	43,801	1,470
BMC Software, Inc. *	43,469	1,245
CA, Inc.	56,673	1,131
Check Point Software Technologies *	56,900	1,294
Electronic Arts, Inc. *	21,388	791
Microsoft Corp.	64,997	1,735
Oracle Corp. *	147,781	3,001
Parametric Technology Corp. *	36,349	669
SAP A.G. ADR	37,976	2,029
Seachange International, Inc. *	79,716	770
Sybase, Inc. *	35,235	1,079
Taleo Corp., Class A *	47,717	949
		19,969
Telecommunications – 10.4%
Amdocs Ltd. *	44,322	1,213
Cisco Systems, Inc. *	53,060	1,197
Foundry Networks, Inc. *	30,031	547
Harris Corp.	20,083	928
Juniper Networks, Inc. *	64,038	1,349
Nokia OYJ ADR	97,350	1,816
QUALCOMM, Inc.	34,509	1,483

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued
Telecommunications – 10.4% – continued
Telefonaktiebolaget LM Ericsson ADR	96,077	$906
		9,439
Total Common Stocks
(Cost $93,735)		89,078

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 2.6%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$2,375	2,375
Total Short-Term Investment
(Cost $2,375)		2,375

Total Investments – 100.6%
(Cost $96,110)		91,453
Liabilities less Other Assets – (0.6)%		(585)
NET ASSETS – 100.0%		$90,868

* Non-Income Producing Security Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Aerospace & Defense	5.5%
Biotechology	8.0
Communications Equipment	11.1
Computers & Peripherals	14.7
Electrical Equipment	1.4
Electronic Equipment & Instruments	0.3
Health Care Equipment & Supplies	4.2
Internet Software & Services	4.0
IT Services	4.7
Life Sciences Tools & Services	2.4
Pharmaceuticals	1.1
Semiconductors & Semiconductor Equipment	15.3
Software	27.3

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Technology Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$89,078	$–

Level 2	2,375	–

Level 3	–	–

Total	$91,453	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity, Enhanced Large Cap, Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value and Technology Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2008, the Enhanced Large Cap and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $120,000 and $5,296,000, respectively. The Emerging Markets Equity Fund had entered into exchange-traded long futures contracts at September 30, 2008. The aggregate value of restricted cash and foreign currencies to cover margin requirements for open positions was approximately $342,000 and $1,066,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity and International Growth Equity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2008 were less than $500 for the Emerging Markets Equity and

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

International Growth Equity Funds, respectively. These amounts are included in “Proceeds from Shares Sold” in Note 6 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity	Annually
Enhanced Large Cap	Quarterly
Growth Equity	Quarterly
Income Equity	Monthly
International Growth Equity	Annually
Large Cap Value	Annually
Mid Cap Growth	Quarterly
Select Equity	Annually
Small Cap Growth	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007, through the fiscal year ended March 31, 2008, the following Funds incurred net capital losses and/or Section 988 net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Enhanced Large Cap	$7,872
Growth Equity	9,530
Income Equity	5,013
Large Cap Value	11,304
Mid Cap Growth	5,450
Small Cap Growth	3,855
Small Cap Value	28,139
Technology	4,053

At March 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2009	MARCH 31, 2010	MARCH 31, 2011		MARCH 31, 2012
International Growth Equity	$—	$—	$62,271	*	$—
Mid Cap Growth	—	11,409	43,006		—
Select Equity	—	—	65,252		—
Small Cap Growth	1,721	129,320	28,257		—
Technology	155,997	606,810	295,340	*	21,097

*	Amounts include acquired capital loss carryforwards, which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

At March 31, 2008, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

Amounts in thousands	UNDISTRIBUTED
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Emerging Markets Equity	$1,163	$4,336	$102,097
Enhanced Large Cap	24	—	(4,212)
Growth Equity	49	—	1,285
Income Equity	1,665	—	7,161
International Growth Equity	4,144	24,376	70,532
Large Cap Value	—	—	(24,937)
Mid Cap Growth	—	—	(2,558)
Select Equity	119	—	3,646
Small Cap Growth	—	—	466
Small Cap Value	2,192	—	(17,191)
Technology	—	—	4,261

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity	$16,308	$6,729
Enhanced Large Cap	5,178	4,020
Growth Equity	17,916	46,559
Income Equity	14,334	27,578
International Growth Equity	67,706	176,775
Large Cap Value	33,638	101,049
Select Equity	615	—
Small Cap Value	11,666	66,823

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity	$1,397	$—
Enhanced Large Cap	1,992	94
Growth Equity	9,806	35,483
Income Equity	13,295	11,604
International Growth Equity	34,403	98,366
Large Cap Value	24,511	98,670
Select Equity	700	—
Small Cap Value	6,319	65,349

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. At March 31, 2008, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At September 30, 2008, the Emerging Markets Equity and International Growth Equity Funds had an outstanding loans of $11,900,000 and $8,700,000, respectively. This amount is included in “Accrued other liabilities” on the Fund’s Statements of Assets and Liabilities. The effective interest rate for the outstanding loan was 3.45 percent.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity	$10,300	3.92%
Enhanced Large Cap	780	2.69%
Growth Equity	1,146	2.76%
International Growth Equity	2,411	2.92%
Large Cap Value	725	2.80%
Select Equity	537	2.82%

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2008, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the period April 1, 2008, through July 30, 2008, were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Emerging Markets Equity	0.35%	0.80%
Enhanced Large Cap	0.30%	0.60%
Growth Equity	0.85%	1.00%
Income Equity	0.85%	1.00%
International Growth Equity	1.00%	1.25%
Large Cap Value	0.85%	1.10%
Mid Cap Growth	0.85%	1.00%
Select Equity	0.85%	1.00%
Small Cap Growth	1.00%	1.25%
Small Cap Value	0.85%	1.00%
Technology	1.00%	1.25%

Effective July 31, 2008, the contractual advisory fees for several of the Funds were amended to reflect breakpoints at varying asset levels. The annual advisory fees and expense limitations for the Funds for the period July 31, 2008, through September 30, 2008, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Emerging Markets Equity	0.35%	0.80%
Enhanced Large Cap	0.30%	0.60%
Small Cap Value	0.85%	1.00%

Fund	CONTRACTUAL RATE
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Growth Equity	0.85%	0.80%	0.77%	1.00%
Income Equity	0.85%	0.80%	0.77%	1.00%
International Growth Equity	1.00%	0.94%	0.90%	1.25%
Large Cap Value	0.85%	0.80%	0.77%	1.10%
Mid Cap Growth	0.85%	0.80%	0.77%	1.00%
Select Equity	0.85%	0.80%	0.77%	1.00%
Small Cap Growth	1.00%	0.94%	0.90%	1.25%
Technology	1.00%	0.94%	0.90%	1.25%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustees fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Market Equity	$—	$93,991	$—	$33,886
Enhanced Large Cap	—	27,392	—	47,463
Growth Equity	—	167,918	—	233,348
Income Equity	—	36,196	—	91,877
International Growth Equity	—	305,794	—	474,527
Large Cap Value	—	117,299	—	253,309
Mid Cap Growth	—	446,807	—	458,927
Select Equity	—	201,645	—	213,408
Small Cap Growth	—	76,965	—	79,122
Small Cap Value	—	585,809	—	249,087
Technology	—	92,066	—	101,270

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Emerging Markets Equity	$34,371	$(132,440)	$(98,069)	$616,319
Enhanced Large Cap	1,639	(6,277)	(4,638)	48,469
Growth Equity	17,308	(41,531)	(24,223)	254,166
Income Equity	18,793	(57,447)	(38,654)	357,916
International Growth Equity	17,263	(123,008)	(105,745)	683,154
Large Cap Value	15,309	(45,389)	(30,080)	419,750
Mid Cap Growth	4,356	(6,494)	(2,138)	142,164
Select Equity	2,853	(9,297)	(6,444)	131,469
Small Cap Growth	1,965	(3,009)	(1,044)	44,072
Small Cap Value	94,431	(124,745)	(30,314)	1,361,074
Technology	5,862	(10,519)	(4,657)	96,110

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity	10,428	$133,030	—	$—	(7,435)	$(84,927)	2,993	$48,103
Enhanced Large Cap	347	3,248	20	181	(2,443)	(23,051)	(2,076)	(19,622)
Growth Equity	683	8,834	56	693	(5,641)	(74,464)	(4,902)	(64,937)
Income Equity	2,002	23,244	313	3,566	(6,902)	(80,056)	(4,587)	(53,246)
International Growth Equity	1,241	13,162	—	—	(18,975)	(194,578)	(17,734)	(181,416)
Large Cap Value	1,673	16,409	—	—	(16,378)	(165,601)	(14,705)	(149,192)
Mid Cap Growth	218	3,818	—	—	(1,145)	(19,296)	(927)	(15,478)
Select Equity	351	7,812	—	—	(834)	(18,242)	(483)	(10,430)
Small Cap Growth	211	2,821	—	—	(286)	(3,717)	(75)	(896)
Small Cap Value	36,060	501,177	—	—	(10,430)	(143,667)	25,630	357,510
Technology	125	1,803	—	—	(1,001)	(12,358)	(876)	(10,555)

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity	24,402	$320,525	600	$8,364	(12,484)	$(167,721)	12,518	$161,168
Enhanced Large Cap	6,667	77,390	593	6,195	(12,233)	(132,907)	(4,973)	(49,322)
Growth Equity	4,940	80,393	3,700	53,283	(19,323)	(288,593)	(10,683)	(154,917)
Income Equity	13,104	176,162	2,817	35,330	(14,827)	(188,183)	1,094	23,309
International Growth Equity	5,794	75,924	17,071	196,324	(24,750)	(309,982)	(1,885)	(37,734)
Large Cap Value	10,423	140,982	8,395	94,530	(48,203)	(575,144)	(29,385)	(339,632)
Mid Cap Growth	1,025	17,808	—	—	(2,455)	(41,700)	(1,430)	(23,892)
Select Equity	999	22,840	20	489	(2,641)	(60,600)	(1,622)	(37,271)
Small Cap Growth	1,201	17,166	—	—	(1,217)	(16,671)	(16)	495
Small Cap Value	41,052	634,169	5,068	69,743	(31,071)	(475,989)	15,049	227,923
Technology	642	8,786	—	—	(3,269)	(43,549)	(2,627)	(34,763)

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, and (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 - 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 67), if any, in the Emerging Markets Equity and International Growth Equity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.73%	$1,000.00	$730.60	$3.16
Hypothetical	0.73%	$1,000.00	$1,021.35	$3.69	**

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.60%	$1,000.00	$903.20	$2.85
Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03	**

GROWTH EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.00%	$1,000.00	$876.10	$4.69
Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	**

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.00%	$1,000.00	$910.00	$4.78
Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	**

INTERNATIONAL GROWTH EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.25%	$1,000.00	$800.90	$5.63
Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31	**

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.10%	$1,000.00	$917.90	$5.27
Hypothetical	1.10%	$1,000.00	$1,019.50	$5.55	**

MID CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.00%	$1,000.00	$911.80	$4.78
Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	**

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

SELECT EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.00%	$1,000.00	$873.80	$4.68
Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	**

SMALL CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.25%	$1,000.00	$945.00	$6.08
Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31	**

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.00%	$1,000.00	$1,021.80	$5.05
Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	**

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.25%	$1,000.00	$910.70	$5.97
Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, the “Investment Advisers”). NTGIL and NTI co-manage the International Growth Fund. NTI manages the remainder of the Funds.

At a meeting of the Board of Trustees held on May 9, 2008 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Advisers, their services and the Funds, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered the Investment Advisers’ staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered the Investment Advisers’ financial resources and their ability to attract and retain portfolio management talent. The Trustees also discussed the Investment Advisers’ continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Advisers’ responsiveness to their requests for information throughout the year, including, but not limited to, the in-depth performance reports discussed below. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Advisers’ voluntary reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to the Investment Advisers’ expenses and profitability with respect to the Funds. Information on the services rendered by the Investment Advisers to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees also considered information regarding the proposed breakpoints as discussed in the Meeting, including a comparison against information provided by a third party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds. Information was also provided on the fee rates charged by Investment Advisers to private accounts managed by them. In addition, the Trustees noted the Investment Advisers’ voluntary undertaking to limit the Funds’ total expense ratios to specified levels.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Trustees considered the Funds’ investment performance in light of the investment benchmarks and objectives applicable to the Funds, and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers’ investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues with respect to Funds.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

Based on the information received, the Trustees concluded that performance was satisfactory for the majority of the Funds and that where the Funds had underperformed, the Investment Advisers were devoting appropriate resources to improve performance.

Economies of Scale

The Trustees also reviewed information as to whether the Investment Advisers were likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers’ view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through the Investment Advisers’ voluntary expense caps for the Funds and through the new advisory fee breakpoints adopted by the Board at the May Meeting.

Other Benefits

The Trustees considered other benefits derived by the Investment Advisers and their affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by the Investment Advisers and their affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with the Investment Advisers and their affiliates.

Other benefits considered by the Trustees included the Investment Advisers’ extent and use of soft dollars and the Investment Advisers’ written and oral reports regarding their processes for testing best execution. After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Investment Advisers, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreements should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	GLOBAL REAL ESTATE INDEX FUND

20	GLOBAL SUSTAINABILITY INDEX FUND

30	INTERNATIONAL EQUITY INDEX FUND

45	MID CAP INDEX FUND

52	SMALL CAP INDEX FUND

77	STOCK INDEX FUND

85	NOTES TO THE FINANCIAL STATEMENTS

92	FUND EXPENSES

94	TRUSTEES AND OFFICERS

94	APPROVAL OF ADVISORY AGREEMENT

96	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	GLOBAL REAL ESTATE INDEX FUND	GLOBAL SUSTAINABILITY INDEX FUND
ASSETS:
Investments, at cost	$1,268,121	$31,212	(1)
Investments, at value	$917,071	$26,130	(2)
Cash	–	269
Foreign currencies, at value (cost $2,079, $323 and $6,855)	2,056 (3)	340	(3)
Dividend income receivable	3,474	65
Interest income receivable	–	–
Receivable for foreign tax reclaimable	291	7
Receivable for securities sold	12,315	–
Receivable for variation margin on futures contracts	473	92
Receivable for fund shares sold	1,560	1
Receivable from investment adviser	14	3
Unrealized gain on forward foreign currency exchange contracts	76	–
Prepaid and other assets	51	10
Total Assets	937,381	26,917
LIABILITIES:
Cash overdraft	4	–
Unrealized loss on forward foreign currency exchange contracts	2	1
Payable for securities purchased	319	–
Payable for variation margin on futures contracts	2,686	3
Payable for fund shares redeemed	2,685	20
Payable to affiliates:
Investment advisory fees	57	2
Co-administration fees	24	1
Custody and accounting fees	–	4
Transfer agent fees	16	1
Trustee fees	3	1
Accrued other liabilities	49	21
Total Liabilities	5,845	54
Net Assets	$931,536	$26,863
ANALYSIS OF NET ASSETS:
Capital stock	$1,374,633	$31,728
Accumulated undistributed net investment income	5,245	431
Accumulated undistributed net realized gain (loss)	(96,262)	(201)
Net unrealized depreciation	(352,080)	(5,095)
Net Assets	$931,536	$26,863
Shares Outstanding ($.0001 par value, unlimited authorization)	113,278	3,181
Net Asset Value, Redemption and Offering Price Per Share	$8.22	$8.44

(1)	Amount includes cost of $23 and $1,516 in Northern Trust Corp. held in the Global Sustainability Index Fund and the Stock Index Fund, respectively.
(2)	Amount includes value of $23 and $1,675 in Northern Trust Corp. held in the Global Sustainability Index Fund and the Stock Index Fund, respectively.
(3)	Amount includes restricted foreign currencies of $1,776, $50 and $2,660 which covers margin requirements for open futures contracts held in Global Real Estate Index Fund, Global Sustainability Index Fund and International Equity Index Fund, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,324,210	$399,802	$303,939	$1,109,191	(1)
$1,212,801	$354,906	$299,227	$1,084,555	(2)
–	–	–	98
6,865 (3)	–	–	–
4,490	385	309	1,591
–	–	–	1
2,116	–	–	–
18,338	3,741	104	173
1,330	395	398	791
1,106	696	110	628
43	12	10	26
867	–	–	–
20	8	11	19
1,247,976	360,143	300,169	1,087,882

–	30	18	–
1,077	–	–	–
2,100	2,343	1,282	2,110
550	19	–	31
2,967	1,028	727	1,787
54	12	10	18
32	10	8	27
83	5	20	25
22	6	5	18
7	2	3	5
148	34	54	78
7,040	3,489	2,127	4,099
$1,240,936	$356,654	$298,042	$1,083,783

$1,362,339	$387,503	$282,567	$1,147,802
39,506	3,576	2,304	481
(47,594)	10,647	18,374	(39,529)
(113,315)	(45,072)	(5,203)	(24,971)
$1,240,936	$356,654	$298,042	$1,083,783
120,660	35,027	34,949	75,290
$10.29	$10.18	$8.53	$14.40

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	GLOBAL REAL ESTATE INDEX FUND	GLOBAL SUSTAINABILITY INDEX FUND
INVESTMENT INCOME:
Dividend income	$24,352 (1)	$398	(2)(3)
Interest income	64	7
Total Investment Income	24,416	405
EXPENSES:
Investment advisory fees	1,964	46
Co-administration fees	842	20
Custody fees	504	22
Accounting fees	64	16
Transfer agent fees	561	13
Registration fees	16	12
Printing fees	23	11
Audit fees	8	4
Legal fees	11	5
Shareholder servicing fees	35	–
Trustee fees and expenses	8	4
Interest expense	11	–
Other	7	4
Total Expenses	4,054	157
Less expenses reimbursed by investment adviser	(396)	(72)
Less custodian credits	–	–
Net Expenses	3,658	85
Net Investment Income	20,758	320
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(75,254)	(52)
Futures contracts	(1,151)	(93)
Foreign currency transactions	(325)	(77)
Net change in unrealized appreciation (depreciation) on:
Investments	(163,639)	(4,907)
Futures contracts	(973)	(22)
Forward foreign currency exchange contracts	75	(1)
Translation of other assets and liabilities denominated in foreign currencies	(151)	(11)
Net Losses on Investments and Foreign Currency	(241,418)	(5,163)
Net Decrease in Net Assets Resulting from Operations	$(220,660)	$(4,843)

(1)	Net of $1,644 in non-reclaimable foreign withholding taxes.
(2)	Net of $39 in non-reclaimable foreign withholding taxes.
(3)	Amount includes dividend income from Northern Trust Corp., which is less than $1.
(4)	Net of $4,305 in non-reclaimable foreign withholding taxes.
(5)	Amount includes dividend income from Northern Trust Corp. of $12.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$33,817 (4)	$3,102	$2,138	$12,421 (5)
249	83	91	354
34,066	3,185	2,229	12,775

2,016	398	311	588
1,209	299	233	883
796	35	62	113
97	29	26	63
806	199	155	588
16	9	10	18
47	12	12	23
17	4	4	8
21	6	6	11
–	4	4	9
16	–	–	8
7	–	–	–
13	5	5	7
5,061	1,000	828	2,319
(1,424)	(402)	(283)	(848)
(2)	(1)	(1)	–
3,635	597	544	1,471
30,431	2,588	1,685	11,304

(34,269)	7,401	15,409	(13,869)
(1,089)	(49)	(84)	(1,856)
(1,785)	–	–	–

(331,808)	(34,401)	(19,407)	(131,657)
(1,919)	(204)	(560)	(462)
(314)	–	–	–
(1,220)	–	–	–
(372,404)	(27,253)	(4,642)	(147,844)
$(341,973)	$(24,665)	$(2,957)	$(136,540)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	GLOBAL REAL ESTATE INDEX FUND		GLOBAL SUSTAINABILITY INDEX FUND
Amounts in thousands	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008(1)
OPERATIONS:
Net investment income	$20,758	$27,972	$320	$52
Net realized gains (losses)	(76,730)	(16,842)	(222)	80
Net change in unrealized depreciation	(164,688)	(219,004)	(4,941)	(154)
Net Decrease in Net Assets Resulting from Operations	(220,660)	(207,874)	(4,843)	(22)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	118,274	506,550	10,490	21,238
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	118,274	506,550	10,490	21,238
DISTRIBUTIONS PAID:
From net investment income	(16,720)	(24,121)	–	–
From net realized gains	–	(7,700)	–	–
Total Distributions Paid	(16,720)	(31,821)	–	–
Total Increase (Decrease) in Net Assets	(119,106)	266,855	5,647	21,216
NET ASSETS:
Beginning of period	1,050,642	783,787	21,216	–
End of period	$931,536	$1,050,642	$26,863	$21,216
Accumulated Undistributed Net Investment Income	$5,244	$1,207	$431	$111

(1)	Commenced investment operations on March 5, 2008.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008

$30,431	$38,625	$2,588	$3,760	$1,685	$3,987	$11,304	$15,298
(37,143)	13,743	7,352	16,840	15,325	23,939	(15,725)	2,426
(335,261)	(117,543)	(34,605)	(52,159)	(19,967)	(75,755)	(132,119)	(81,508)
(341,973)	(65,175)	(24,665)	(31,559)	(2,957)	(47,829)	(136,540)	(63,784)

(90,043)	300,318	14,464	105,665	7,535	876	128,328	545,699
(90,043)	300,318	14,464	105,665	7,535	876	128,328	545,699

–	(41,920)	–	(3,828)	–	(4,518)	(11,221)	(14,935)
–	(20,148)	–	(18,974)	–	(27,744)	–	–
–	(62,068)	–	(22,802)	–	(32,262)	(11,221)	(14,935)
(432,016)	173,075	(10,201)	51,304	4,578	(79,215)	(19,433)	466,980

1,672,952	1,499,877	366,855	315,551	293,464	372,679	1,103,216	636,236
$1,240,936	$1,672,952	$356,654	$366,855	$298,042	$293,464	$1,083,783	$1,103,216
$39,506	$9,075	$3,576	$988	$2,304	$619	$481	$398

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(4)
Net Asset Value, Beginning of Period	$10.17	$12.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.29	0.15
Net realized and unrealized gains (losses)	(1.98)	(2.58)	2.77
Total from Investment Operations	(1.81)	(2.29)	2.92
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.14)	(0.25)	(0.12)
From net realized gains	–	(0.08)	(0.01)
Total Distributions Paid	(0.14)	(0.33)	(0.13)
Net Asset Value, End of Period	$8.22	$10.17	$12.79
Total Return(2)	(17.88)%	(18.01)%	29.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$931,536	$1,050,642	$783,787
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.72%	0.72%	0.77%
Net investment income, net of reimbursements and credits	3.70%	2.73%	2.27%
Net investment income, before reimbursements and credits	3.63%	2.66%	2.15%
Portfolio Turnover Rate	12.52%	25.48%	8.42%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Commenced investment operations on July 26, 2006.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT 30, 2008 (UNAUDITED)	PERIOD ENDED MARCH 31, 2008(3)
Net Asset Value, Beginning of Period	$9.98	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.02
Net realized and unrealized losses	(1.62)	(0.04)
Total from Investment Operations	(1.54)	(0.02)
Net Asset Value, End of Period	$8.44	$9.98
Total Return(1)	(15.43)%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$26,863	$21,216
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.65%	0.65%
Expenses, before reimbursements and credits	1.20%	3.84	%(4)
Net investment income, net of reimbursements and credits	2.44%	3.66	%(4)
Net investment income, before reimbursements and credits	1.89%	0.47	%(4)
Portfolio Turnover Rate	1.59%	0.33%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on March 5, 2008.
(4)	As the Fund commenced investment operations on March 5, 2008, annualized gross expenses and net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FINDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005(4)
Net Asset Value, Beginning of Period	$13.02	$13.92	$12.04	$9.81	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.36	0.35	0.15	0.02
Net realized and unrealized gains (losses)	(2.99)	(0.76)	2.04	2.18	(0.21)
Total from Investment Operations	(2.73)	(0.40)	2.39	2.33	(0.19)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.34)	(0.32)	(0.07)	–
From net realized gains	–	(0.16)	(0.19)	(0.03)	–
Total Distributions Paid	–	(0.50)	(0.51)	(0.10)	–
Net Asset Value, End of Period	$10.29	$13.02	$13.92	$12.04	$9.81
Total Return(2)	(21.04)%	(3.10)%	20.05%	23.91%	(1.90)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,240,936	$1,672,952	$1,499,877	$1,135,628	$270,034
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.63%	0.62%	0.63%	0.62%	0.62%
Net investment income, net of reimbursements and credits	3.78%	2.27%	2.31%	1.96%	7.58	%(5)
Net investment income, before reimbursements and credits	3.60%	2.10%	2.13%	1.79%	7.41	%(5)
Portfolio Turnover Rate	6.37%	7.18%	7.49%	3.40%	0.00%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Commenced investment operations on March 22, 2005.
(5)	As the Fund commenced investment operations on March 22, 2005, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005(3)
Net Asset Value, Beginning of Period	$10.86	$12.41	$11.94	$9.94	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.16	0.20	0.10	0.02
Net realized and unrealized gains (losses)	(0.75)	(1.00)	0.75	2.01	(0.08)
Total from Investment Operations	(0.68)	(0.84)	0.95	2.11	(0.06)
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.12)	(0.14)	(0.07)	–
From net realized gains	–	(0.59)	(0.34)	(0.04)	–
Total Distributions Paid	–	(0.71)	(0.48)	(0.11)	–
Net Asset Value, End of Period	$10.18	$10.86	$12.41	$11.94	$9.94
Total Return(1)	(6.26)%	(7.23)%	8.15%	21.23%	(0.50)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$356,654	$366,855	$315,551	$340,299	$102,086
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.50%	0.51%	0.52%	0.60%	0.63%
Net investment income, net of reimbursements and credits	1.30%	1.03%	1.38%	1.05%	9.14	%(4)
Net investment income, before reimbursements and credits	1.10%	0.82%	1.16%	0.75%	8.81	%(4)
Portfolio Turnover Rate	13.06%	21.73%	23.20%	18.88%	0.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on March 22, 2005.
(4)	As the Fund commenced investment operations on March 22, 2005, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FINDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 8.60	$10.93	$11.98	$9.71	$9.30	$5.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.13	0.10	0.09	0.06	0.04
Net realized and unrealized gains (losses)	(0.12)	(1.51)	0.52	2.36	0.38	3.55
Total from Investment Operations	(0.07)	(1.38)	0.62	2.45	0.44	3.59
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.13)	(0.09)	(0.07)	(0.03)	(0.04)
From net realized gains	–	(0.82)	(1.58)	(0.11)	–	–
Total Distributions Paid	–	(0.95)	(1.67)	(0.18)	(0.03)	(0.04)
Net Asset Value, End of Period	$8.53	$8.60	$10.93	$11.98	$9.71	$9.30
Total Return(1)	(0.81)%	(13.36)%	5.51%	25.51%	4.74%	62.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$298,042	$293,464	$372,679	$504,631	$358,525	$345,538
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.35%	0.35%	0.35%	0.35%	0.62%	0.65%
Expenses, before waivers, reimbursements and credits	0.53%	0.51%	0.57%	0.51%	0.89%	1.02%
Net investment income, net of waivers, reimbursements and credits	1.08%	1.12%	0.70%	0.93%	0.66%	0.58%
Net investment income, before waivers, reimbursements and credits	0.90%	0.96%	0.48%	0.77%	0.39%	0.21%
Portfolio Turnover Rate	19.52%	19.38%	21.77%	22.33%	31.27%	26.94%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 16.33	$17.53	$15.98	$14.57	$13.93	$10.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.31	0.29	0.25	0.22	0.15
Net realized and unrealized gains (losses)	(1.93)	(1.21)	1.54	1.41	0.64	3.44
Total from Investment Operations	(1.78)	(0.90)	1.83	1.66	0.86	3.59
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.30)	(0.28)	(0.25)	(0.22)	(0.15)
Total Distributions Paid	(0.15)	(0.30)	(0.28)	(0.25)	(0.22)	(0.15)
Net Asset Value, End of Period	$14.40	$16.33	$17.53	$15.98	$14.57	$13.93
Total Return(1)	(11.01)%	(5.27)%	11.57%	11.46%	6.20%	34.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,083,783	$1,103,216	$636,236	$498,482	$391,752	$392,327
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25%	0.52%	0.55%
Expenses, before waivers, reimbursements and credits	0.39%	0.41%	0.41%	0.50%	0.79%	0.82%
Net investment income, net of waivers, reimbursements and credits	1.92%	1.84%	1.76%	1.66%	1.56%	1.18%
Net investment income, before waivers, reimbursements and credits	1.78%	1.68%	1.60%	1.41%	1.29%	0.91%
Portfolio Turnover Rate	2.05%	4.57%	3.25%	4.86%	4.22%	5.33%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FINDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9%
Australia – 9.5%
Abacus Property Group	972,424	$706
Australand Property Group	723,864	325
Babcock & Brown Japan Property Trust	784,640	374
Bunnings Warehouse Property Trust	456,648	653
Centro Retail Group	3,737,293	355
CFS Retail Property Trust	2,539,644	4,627
Commonwealth Property Office Fund	2,446,127	2,866
Dexus Property Group	4,441,830	5,170
FKP Property Group	409,797	1,256
GPT Group	3,418,252	4,943
ING Industrial Fund	1,692,075	2,141
ING Office Fund	1,906,493	2,199
Macquarie CountryWide Trust	2,022,905	1,587
Macquarie Goodman Group	2,593,946	5,234
Macquarie Office Trust	3,074,189	1,953
Mirvac Group	1,667,885	3,376
Stockland	2,197,320	9,821
Sunland Group Ltd.	361,957	697
Valad Property Group	2,390,729	583
Westfield Group	2,918,651	39,869
		88,735
Austria – 0.6%
CA Immobilien Anlagen A.G. *	132,184	1,304
Conwert Immobilien Invest A.G. *	129,309	1,273
IMMOFINANZ A.G. *	683,924	2,405
Sparkassen Immobilien A.G. *	103,194	708
		5,690
Belgium – 0.6%
Befimmo SCA Sicafi	19,458	1,975
Cofinimmo S.A.	12,677	2,216
Intervest Offices	10,342	394
Leasinvest Real Estate SCA	2,574	250
Warehouses De Pauw SCA	9,764	539
Wereldhave Belgium N.V.	3,178	226
		5,600
Canada – 3.5%
Allied Properties Real Estate Investment Trust	46,878	817
Boardwalk Real Estate Investment Trust	74,035	2,483
Brookfield Properties Corp.	438,828	6,852
Calloway Real Estate Investment Trust	115,098	2,018
Canadian Apartment Properties Real Estate Investment Trust	100,620	1,503

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
Canada – 3.5% – continued
Canadian Real Estate Investment Trust	90,000	$2,396
Chartwell Seniors Housing Real Estate Investment Trust	148,900	993
Cominar Real Estate Investment Trust	68,343	1,356
Dundee Real Estate Investment Trust	26,007	729
Extendicare Real Estate Investment Trust	98,809	645
H&R Real Estate Investment Trust *	216,061	3,041
InnVest Real Estate Investment Trust	111,300	915
Morguard Real Estate Investment Trust	67,100	745
Northern Property Real Estate Investment Trust	34,200	730
Primaris Retail Real Estate Investment Trust	93,592	1,436
RioCan Real Estate Investment Trust	327,176	6,212
		32,871
Denmark – 0.0%
TK Development *	42,484	229
Finland – 0.2%
Citycon OYJ	249,669	822
Sponda OYJ	125,885	761
Technopolis PLC	85,439	592
		2,175
France – 4.6%
Acanthe Developpement S.A.	69,991	186
Affine S.A.	6,413	252
Fonciere Des Regions	30,587	3,192
Gecina S.A.	27,822	3,018
ICADE	29,321	2,382
Klepierre	106,143	4,172
Mercialys	44,791	1,910
Societe de la Tour Eiffel	7,867	699
Societe Immobiliere de Location pour l’Industrie et le Commerce	19,378	2,403
Unibail – Rodamco	121,133	24,681
		42,895
Germany – 0.5%
Alstria Office A.G.	41,721	521
Colonia Real Estate A.G.	34,855	193
Deutsche Euroshop A.G.	51,220	1,664
Deutsche Wohnen A.G. *	38,965	491
DIC Asset A.G.	35,035	490
GAGFAH S.A.	68,171	867
Patrizia Immobilien A.G. *	39,675	120
Vivacon A.G.	31,399	299
		4,645

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
Greece – 0.2% – continued
Babis Vovos International Construction S.A. *	38,547	$1,060
Eurobank Properties Real Estate Investment Co.	27,720	295
Lamda Development S.A. *	19,900	163
		1,518
Hong Kong – 9.9%
Agile Property Holdings Ltd.	2,270,000	1,048
Champion REIT	3,347,000	1,378
China Overseas Land & Investment Ltd.	5,865,000	7,102
China Resources Land Ltd.	2,836,000	2,978
Country Garden Holdings Co.	4,957,000	1,558
Great Eagle Holdings Ltd.	458,077	1,008
Hang Lung Properties Ltd.	3,137,000	7,398
Henderson Land Development Co. Ltd.	1,626,000	7,252
Hongkong Land Holdings Ltd.	2,608,000	7,838
Hopson Development Holdings Ltd.	892,000	451
Hysan Development Co. Ltd.	1,179,070	3,067
Kerry Properties Ltd.	856,704	2,794
Kowloon Development Co. Ltd.	871,500	783
Link REIT (The)	3,238,000	6,700
New World China Land Ltd.	1,811,000	425
New World Development Ltd.	4,194,320	4,679
Shenzhen Investment Ltd.	2,545,000	375
Shimao Property Holdings Ltd.	1,995,500	1,163
Shui On Land Ltd.	1,902,000	788
Sino Land Co.	3,645,023	4,107
Sun Hung Kai Properties Ltd.	2,830,000	29,059
		91,951
Italy – 0.2%
Beni Stabili S.p.A.	1,160,178	1,072
Immobiliare Grande Distribuzione	194,274	437
Risanamento S.p.A. *	181,003	220
		1,729
Japan – 12.2%
Aeon Mall Co. Ltd.	137,220	4,086
Daibiru Corp.	88,500	663
Heiwa Real Estate Co. Ltd.	226,500	813
Japan Prime Realty Investment Corp.	939	2,227
Japan Real Estate Investment Corp.	621	4,992
Japan Retail Fund Investment Corp.	586	2,409
Kenedix Realty Investment Corp.	303	1,114
Mitsubishi Estate Co Ltd.	1,558,000	30,626
Mitsui Fudosan Co. Ltd.	1,335,000	25,709
Mori Trust Sogo REIT, Inc.	121	925

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
Japan – 12.2% – continued
Nippon Building Fund, Inc.	821	$7,891
Nippon Commercial Investment Corp.	395	846
Nomura Real Estate Office Fund, Inc.	459	3,138
NTT Urban Development Corp.	1,994	2,419
Orix JREIT, Inc.	379	1,954
Premier Investment Co.	203	859
Sumitomo Realty & Development Co. Ltd.	721,000	15,702
TOC Co. Ltd.	156,500	596
Tokyo Tatemono Co. Ltd.	361,000	1,730
Tokyu Land Corp.	604,000	2,248
Tokyu REIT, Inc.	192	1,242
United Urban Investment Corp.	303	1,313
		113,502
Netherlands – 1.8%
Corio N.V.	100,208	7,183
Eurocommercial Properties N.V.	53,263	2,329
Nieuwe Steen Investments Funds N.V. *	54,195	1,213
Plaza Centers N.V.	192,730	251
Vastned Offices/Industrial	31,354	655
Vastned Retail N.V.	24,952	1,769
Wereldhave N.V.	30,966	3,031
		16,431
New Zealand – 0.1%
Kiwi Income Property Trust	1,078,698	841
Norway – 0.0%
Norwegian Property ASA	229,072	399
Poland – 0.2%
Globe Trade Centre S.A. *	166,165	1,530
Singapore – 2.2%
Allgreen Properties Ltd.	1,193,000	534
Ascendas Real Estate Investment Trust	2,007,000	2,659
CapitaCommercial Trust	1,583,000	1,465
CapitaLand Ltd.	3,203,000	6,982
CapitaMall Trust	1,887,000	3,006
Keppel Land Ltd.	542,000	1,085
Mapletree Logistics Trust	2,203,250	1,119
Singapore Land Ltd.	249,000	836
Suntec Real Estate Investment Trust	2,321,000	1,891
Wing Tai Holdings Ltd.	892,200	591
		20,168
Spain – 0.0%
Renta Corp. Real Estate S.A.	16,827	96

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
Sweden – 0.8%
Castellum AB	256,241	$2,244
Fabege AB	256,512	1,450
Hufvudstaden AB	122,990	954
Klovern AB	189,218	485
Kungsleden AB	206,817	1,329
Wihlborgs Fastigheter AB	56,731	789
		7,251
Switzerland – 0.7%
Allreal Holding A.G.	8,623	975
PSP Swiss Property A.G. *	69,886	4,038
Swiss Prime Site A.G. *	28,668	1,633
Zueblin Immobilien Holding A.G. *	50,749	346
		6,992
United Kingdom – 6.7%
Big Yellow Group PLC	130,284	760
British Land Co. PLC	762,181	10,197
Brixton PLC	404,131	1,509
Capital & Regional PLC	111,480	339
CLS Holdings PLC *	73,569	453
Daejan Holdings	7,690	382
Derwent London PLC	149,852	2,800
Development Securities PLC	60,662	421
Grainger Trust PLC	146,789	528
Great Portland Estates PLC	269,727	1,616
Hammerson PLC	432,756	7,543
Helical Bar PLC	144,356	785
Invista Foundation Property Trust Ltd.	506,857	427
Land Securities Group PLC	693,158	15,645
Liberty International PLC	540,545	9,389
Mapeley Ltd.	17,708	285
Minerva PLC *	251,637	157
Mucklow (A&J) Group PLC	34,737	175
Primary Health Properties PLC	49,739	244
Quintain Estates & Development PLC	195,991	711
Segro PLC	645,120	4,827
Shaftesbury PLC	201,460	1,522
St. Modwen Properties PLC	137,251	714
Unite Group PLC	188,321	765
Workspace Group PLC	262,701	610
		62,804
United States – 43.4%
Acadia Realty Trust	47,876	1,210
Agree Realty Corp.	9,884	283
Alexander’s, Inc.	2,995	1,198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
United States – 43.4% – continued
Alexandria Real Estate Equities, Inc.	47,497	$5,343
AMB Property Corp.	145,870	6,608
American Campus Communities, Inc.	63,032	2,136
Apartment Investment & Management Co.	127,578	4,468
Ashford Hospitality Trust, Inc.	179,280	726
Associated Estates Realty Corp.	20,339	265
AvalonBay Communities, Inc.	114,685	11,287
BioMed Realty Trust, Inc.	106,870	2,827
Boston Properties, Inc.	177,225	16,599
Brandywine Realty Trust	132,035	2,117
BRE Properties, Inc.	75,966	3,722
Camden Property Trust	79,191	3,632
CBL & Associates Properties, Inc.	98,854	1,985
Cedar Shopping Centers, Inc.	66,441	878
Colonial Properties Trust	71,344	1,333
Corporate Office Properties Trust SBI MD	70,961	2,863
Corrections Corp. of America *	185,462	4,609
Cousins Properties, Inc.	58,571	1,478
DCT Industrial Trust, Inc.	255,829	1,916
Developers Diversified Realty Corp.	177,982	5,640
DiamondRock Hospitality Co.	148,826	1,354
Digital Realty Trust, Inc.	107,165	5,064
Douglas Emmett, Inc.	135,533	3,127
Duke Realty Corp.	216,950	5,333
DuPont Fabros Technology, Inc.	54,310	828
EastGroup Properties, Inc.	37,028	1,797
Education Realty Trust, Inc.	37,910	420
Entertainment Properties Trust	49,345	2,700
Equity Lifestyle Properties, Inc.	36,730	1,948
Equity One, Inc.	57,423	1,177
Equity Residential	401,629	17,836
Essex Property Trust, Inc.	38,038	4,501
Extra Space Storage, Inc.	122,080	1,875
Federal Realty Investment Trust	87,599	7,499
FelCor Lodging Trust, Inc.	94,210	675
First Industrial Realty Trust, Inc.	65,812	1,888
First Potomac Realty Trust	34,837	599
Forest City Enterprises, Inc.	117,411	3,601
General Growth Properties, Inc.	398,569	6,018
Getty Realty Corp.	26,875	596
Glimcher Realty Trust	53,381	557
HCP, Inc.	372,063	14,931
Health Care REIT, Inc.	141,412	7,527
Healthcare Realty Trust, Inc.	75,522	2,201

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
United States – 43.4% – continued
Hersha Hospitality Trust	65,520	$487
Highwoods Properties, Inc.	85,868	3,053
Hilltop Holdings, Inc. *	60,690	626
Home Properties, Inc.	47,137	2,732
Hospitality Properties Trust	139,818	2,869
Host Hotels & Resorts, Inc.	780,459	10,372
HRPT Properties Trust	339,153	2,337
Inland Real Estate Corp.	98,243	1,541
Investors Real Estate Trust	88,306	988
Kilroy Realty Corp.	48,261	2,306
Kimco Realty Corp.	377,165	13,933
Kite Realty Group Trust	40,820	449
LaSalle Hotel Properties	61,277	1,429
Lexington Realty Trust	96,250	1,657
Liberty Property Trust	139,055	5,235
LTC Properties, Inc.	34,717	1,018
Macerich (The) Co.	111,372	7,089
Mack-Cali Realty Corp.	97,840	3,314
Maguire Properties, Inc.	71,230	425
Medical Properties Trust, Inc.	101,705	1,154
Mid-America Apartment Communities, Inc.	40,974	2,013
National Healthcare Corp.	15,100	712
National Retail Properties, Inc.	109,434	2,621
Nationwide Health Properties, Inc.	143,576	5,166
Omega Healthcare Investors, Inc.	112,808	2,218
Orient-Express Hotels Ltd.	63,283	1,527
Parkway Properties, Inc./Md	22,765	862
Pennsylvania Real Estate Investment Trust	59,274	1,117
Post Properties, Inc.	65,449	1,831
Prologis	390,620	16,121
PS Business Parks, Inc.	22,807	1,314
Public Storage, Inc.	190,170	18,829
Ramco-Gershenson Properties	26,740	600
Realty Income Corp.	150,500	3,853
Regency Centers Corp.	103,730	6,918
Saul Centers, Inc.	20,291	1,026
Senior Housing Properties Trust	170,587	4,065
Simon Property Group, Inc.	332,838	32,285
SL Green Realty Corp.	86,646	5,615
Sovran Self Storage, Inc.	32,481	1,452
Strategic Hotels & Resorts, Inc.	119,930	905
Sun Communities, Inc.	25,609	507
Sunstone Hotel Investors, Inc.	83,610	1,129
Tanger Factory Outlet Centers	47,110	2,063

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued
United States – 43.4% – continued
Taubman Centers, Inc.	59,122	$2,956
TravelCenters of America LLC – Fractional Shares *(1)	50,000	–
U-Store-It Trust	89,580	1,099
United Dominion Realty Trust, Inc.	191,066	4,996
Universal Health Realty Income Trust	16,834	655
Urstadt Biddle Properties, Inc.	25,769	483
Ventas, Inc.	212,895	10,521
Vornado Realty Trust	228,863	20,815
Washington Real Estate Investment Trust	73,189	2,681
Weingarten Realty Investors	125,047	4,460
Winthrop Realty Trust	72,987	285
		403,889
Total Common Stocks
(Cost $1,259,899) (2)		911,941

INVESTMENT COMPANIES – 0.3%
United Kingdom – 0.2%
F&C Commercial Property Trust Ltd.	431,711	606
ING UK Real Estate Income Trust Ltd.	502,194	412
Invesco UK Property Income Trust Ltd.	202,873	66
ISIS Property Ltd.	80,825	121
ISIS Property Trust 2 Ltd.	123,676	158
Standard Life Investment Property Income Trust PLC	153,127	193
Teesland Advantage Property Income Trust Ltd.	199,413	153
UK Commercial Property Trust Ltd.	394,087	517
		2,226
Luxembourg – 0.1%
ProLogis European Properties	85,753	769
Total Investment Companies
(Cost $6,087) (2)		2,995

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.2%
Royal Bank of Scotland Group PLC, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$2,135	$2,135
Total Short-Term Investment
(Cost $2,135)		2,135

Total Investments – 98.4%
(Cost $1,268,121)		917,071
Other Assets less Liabilities – 1.6%		14,465
NET ASSETS – 100.0%		$931,536

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.

*	Non-Income Producing Security

Percentages shown are based on net assets.

At September 30, 2008, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Capital Markets	0.1%
Commercial Service & Supply	0.5
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.2
Industrial Conglomerates	0.3
Insurance	0.1
Real Estate	0.1
Real Estate Investment Trusts	73.5
Real Estate Management/Development	25.1

Total	100.0%

At September 30, 2008, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000s)
Canadian Dollar	422	U.S. Dollar	400	10/1/08	$4
Hong Kong Dollar	10,882	U.S. Dollar	1,400	10/2/08	(2)
Singapore Dollar	358	U.S. Dollar	250	10/3/08	1
Swiss Franc	1,444	U.S. Dollar	1,300	10/1/08	15
U.S. Dollar	200	Australian Dollar	253	10/2/08	–
U.S. Dollar	1,923	Australian Dollar	1,600	10/2/08	24
U.S. Dollar	527	British Pound	950	10/1/08	13
U.S. Dollar	100	British Pound	56	10/2/08	–
U.S. Dollar	847	Euro	1,200	10/1/08	7
U.S. Dollar	200,735	Japanese Yen	1,900	10/2/08	12
U.S. Dollar	1,500	Hong Kong Dollar	11,650	10/3/08	1

Total					$75

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
SPI 200 (Australian Dollar)	25	$2,316	Long	12/08	$(119)
DJ Euro Stoxx-50 (Euro)	113	4,872	Long	12/08	(161)
FTSE 100 Index (British Pound)	28	2,476	Long	12/08	(75)
Hang Seng Index (Hong Kong Dollar)	22	2,562	Long	10/08	(117)
TOPIX Index (Japenese Yen)	22	2,247	Long	12/08	(165)
S&P MID 400 (U.S. Dollar)	136	9,932	Long	12/08	(336)

Total					$(973)

At September 30, 2008, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	45.1%
Japanese Yen	12.4
Australian Dollar	9.7
Hong Kong Dollar	9.2
Euro	8.7
British Pound	7.5
All other currencies less than 5%	7.4

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)

Level 1	$436,760	$(973)

Level 2	480,311	75

Level 3	–	–

Total	$917,071	$(898)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0%
Australia – 3.6%
AGL Energy Ltd.	1,050	$12
Alumina Ltd.	4,007	10
Amcor Ltd.	2,810	12
APA Group	1,046	3
Asciano Group	1,264	3
Australia & New Zealand Banking Group Ltd.	5,318	82
Babcock & Brown Infrastructure Group	3,825	1
Billabong International Ltd.	363	4
BlueScope Steel Ltd.	2,033	12
Brambles Ltd.	3,862	24
Cochlear Ltd.	100	5
Commonwealth Bank of Australia	3,647	128
Computershare Ltd.	1,183	9
ConnectEast Group	3,604	2
CSR Ltd.	1,829	4
David Jones Ltd.	1,030	4
Fairfax Media Ltd.	3,557	8
Fortescue Metals Group Ltd. *	4,840	19
Goodman Group	3,795	8
Leighton Holdings Ltd.	314	10
Macquarie Airports	3,742	8
Macquarie Infrastructure Group	5,467	10
National Australia Bank Ltd.	4,558	93
Newcrest Mining Ltd.	1,224	27
Orica Ltd.	951	16
Origin Energy Ltd.	2,362	30
Pacific Brands Ltd.	1,164	2
Qantas Airways Ltd.	1,670	4
QBE Insurance Group Ltd.	2,427	52
Santos Ltd.	1,465	23
Spark Infrastructure Group	1,893	2
State George Bank Ltd.	1,506	35
Stockland	4,053	18
Toll Holdings Ltd.	1,683	9
Transurban Group	3,884	18
United Group Ltd.	316	3
Wesfarmers Ltd.	2,286	52
West Australian Newspapers Holdings Ltd.	371	3
Westpac Banking Corp.	5,254	93
Woodside Petroleum Ltd.	1,220	50
Woolworths Ltd.	3,270	71
		979
Austria – 0.1%
OMV A.G.	380	16

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Austria – 0.1% – continued
Verbund – Oesterreichische Elektrizitaetswirtschafts A.G., Class A	210	$13
Voestalpine A.G.	310	10
		39
Belgium – 0.5%
Bekaert N.V.	25	3
Dexia	2,197	24
Fortis	6,339	40
KBC Groep N.V.	583	51
Solvay S.A., Class A	160	20
Umicore	296	9
		147
Canada – 7.2%
Aber Diamond Corp.	200	3
Agnico-Eagle Mines Ltd.	400	22
Agrium, Inc.	500	28
Astral Media, Inc.	200	6
Atco Ltd.	100	4
Bank of Montreal	1,400	60
Bank of Nova Scotia	2,800	126
BCE, Inc.	800	28
Biovail Corp.	400	4
Bombardier, Inc., Class B	4,200	23
Brookfield Asset Management, Inc., Class A	1,400	38
Canadian Imperial Bank of Commerce	1,100	63
Canadian National Railway Co.	1,300	62
Canadian Oil Sands Trust	700	26
Canadian Pacific Railway Ltd.	400	21
Canadian Tire Corp. Ltd., Class A	200	9
Canadian Utilities Ltd.	100	4
Cardiome Pharma Corp. *	200	1
CML Healthcare Income Fund	100	1
Corus Entertainment, Inc.	200	3
Domtar Corp. *	820	4
Emera, Inc.	300	6
Enbridge, Inc.	1,007	37
EnCana Corp.	2,100	134
Finning International, Inc.	500	10
FNX Mining Co., Inc. *	200	2
George Weston Ltd.	100	5
Gildan Activewear, Inc. *	300	7
Goldcorp, Inc.	2,000	63
Groupe Aeroplan, Inc.	600	7
HudBay Minerals, Inc. *	400	3

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Canada – 7.2% – continued
Husky Energy, Inc.	700	$29
IAMGOLD Corp.	600	3
Inmet Mining Corp.	100	5
Kinross Gold Corp.	1,800	29
Loblaw Cos Ltd.	300	8
Lundin Mining Corp. *	700	2
Manulife Financial Corp.	4,200	151
MDS, Inc. *	400	5
Methanex Corp.	300	6
Metro, Inc.	300	9
Nexen, Inc.	1,501	35
Nortel Networks Corp. *	1,300	3
Nova Chemicals Corp.	200	4
Petro-Canada	1,300	43
Ritchie Bros Auctioneers, Inc.	300	7
Rogers Communications, Inc., Class B	1,500	49
RONA, Inc. *	300	3
Royal Bank of Canada	3,700	176
Saputo, Inc.	400	9
Shaw Communications, Inc.	1,000	20
Shoppers Drug Mart Corp.	700	34
SNC-Lavalin Group, Inc.	400	14
Sun Life Financial, Inc.	1,600	56
Suncor Energy, Inc.	2,600	107
Talisman Energy, Inc.	2,800	40
Teck Cominco Ltd., Class B	1,200	34
TELUS Corp.	400	14
Toronto-Dominion Bank	2,200	132
TransAlta Corp.	600	16
TransCanada Corp.	1,622	58
Yamana Gold, Inc.	1,800	15
Yellow Pages Income Fund	700	7
		1,933
Denmark – 0.5%
Coloplast A/S, Class B	73	5
Danisco A/S	136	8
Novo-Nordisk A/S, Class B	1,339	69
Novozymes A/S, Class B	117	10
Vestas Wind Systems A/S *	500	44
		136
Finland – 1.0%
Kesko OYJ, Class A	54	2
Kesko OYJ, Class B	183	5
Metso OYJ	356	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Finland – 1.0% – continued
Neste Oil OYJ	345	$7
Nokia OYJ	10,560	197
Outokumpu OYJ	400	6
Rautaruukki OYJ	223	4
Stora Enso OYJ (Registered)	1,682	17
UPM-Kymmene OYJ	1,460	23
YIT OYJ	330	3
		273
France – 2.4%
Accor S.A.	583	31
Air Liquide	698	77
Carrefour S.A.	1,649	78
Dassault Systemes S.A.	153	8
Groupe Danone	1,382	98
L’Oreal S.A.	622	62
Lafarge S.A.	406	43
Michelin Compagnie Generale des Establissements, Class B	354	23
Peugeot S.A.	480	18
PPR	223	20
Renault S.A.	536	35
Schneider Electric S.A.	672	58
Veolia Environment	962	40
Vinci S.A.	1,313	62
		653
Germany – 2.9%
Allianz S.E. (Registered)	1,244	171
BASF S.E.	2,602	125
Bayerische Motoren Werke A.G.	863	34
Deutsche Lufthansa A.G. (Registered)	557	11
Deutsche Post A.G. (Registered)	2,262	48
Deutsche Telekom A.G. (Registered)	8,192	126
Hochtief A.G.	129	6
Metro A.G.	227	11
Muenchener Rueckversicherungs A.G. (Registered)	556	84
Solarworld A.G.	221	9
Volkswagen A.G.	383	150
		775
Greece – 0.1%
Coca Cola Hellenic Bottling Co. S.A.	370	8
Public Power Corp. S.A.	250	4
Titan Cement Co. S.A.	110	4
		16

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Hong Kong – 0.9%
CLP Holdings Ltd.	5,000	$40
Dairy Farm International Holdings Ltd.	900	4
Hang Lung Properties Ltd.	5,000	12
Hengan International Group Co. Ltd. *	2,000	6
Hong Kong & China Gas Co. Ltd.	11,700	27
Hong Kong Electric Holdings Ltd.	3,500	22
Hong Kong Exchanges and Clearing Ltd.	3,000	37
Hopewell Holdings Ltd.	2,000	7
Hutchison Telecommunications International Ltd. *	3,000	3
Karl Thomson Holdings Ltd. *	600	6
Kerry Properties Ltd.	2,000	7
Li & Fung Ltd.	6,000	15
MTR Corp.	3,528	10
Noble Group Ltd.	3,600	3
Pacific Basin Shipping Ltd.	3,000	2
PCCW Ltd.	7,000	3
Sino Land Co.	6,022	7
Swire Pacific Ltd., Class A	2,000	18
		229
Ireland – 0.2%
CRH PLC	1,379	30
Experian Group Ltd.	2,487	16
		46
Italy – 2.0%
Atlantia S.p.A.	735	15
Autogrill S.p.A.	237	3
Enel S.p.A.	11,295	94
ENI S.p.A.	6,846	181
Italcementi S.p.A. (RSP)	229	2
Pirelli & C. S.p.A.	4,749	3
Snam Rete Gas S.p.A.	2,023	12
STMicroelectronics N.V.	1,782	18
Telecom Italia S.p.A.	28,145	42
Telecom Italia S.p.A. (RSP)	16,225	18
Terna S.p.A.	3,115	11
Unicredit S.p.A. (Milan Exchange)	36,686	136
		535
Japan – 10.3%
Advantest Corp.	400	9
Aeon Co. Ltd.	1,900	19
Aisin Seiki Co. Ltd.	400	10
Amada Co. Ltd.	1,000	6
Asahi Glass Co. Ltd.	3,000	27
Asahi Kasei Corp.	3,000	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Japan – 10.3% – continued
Astellas Pharma, Inc.	1,200	$50
Benesse Corp.	200	8
Canon, Inc.	3,300	123
Casio Computer Co. Ltd.	500	5
Chugai Pharmaceutical Co. Ltd.	610	10
Cosmo Oil Co. Ltd.	1,000	2
Dai Nippon Printing Co. Ltd.	2,000	27
Daiichi Sankyo Co. Ltd.	1,800	46
Daikin Industries Ltd.	800	27
Daito Trust Construction Co. Ltd.	200	7
Daiwa House Industry Co. Ltd.	1,000	10
Daiwa Securities Group, Inc.	4,000	29
Denki Kagaku Kogyo KK	1,000	3
Denso Corp.	1,300	32
Dowa Mining Co. Ltd.	2,000	9
Eisai Co. Ltd.	700	27
FamilyMart Co. Ltd.	300	13
Fanuc Ltd.	500	38
Fast Retailing Co. Ltd.	200	20
FUJIFILM Holdings Corp.	1,300	34
Hankyu Hanshin Holdings, Inc.	3,000	14
Hitachi Construction Machinery Co. Ltd.	200	5
Hokuhoku Financial Group, Inc.	3,000	7
Honda Motor Co. Ltd.	4,200	125
Ibiden Co. Ltd.	400	10
J Front Retailing Co. Ltd.	1,000	6
JGC Corp.	1,000	16
Joyo Bank (The) Ltd.	2,000	9
JS Group Corp.	500	6
JSR Corp.	400	5
JTEKT Corp.	300	3
Kao Corp.	2,000	54
Kawasaki Kisen Kaisha Ltd.	2,000	12
KDDI Corp.	9	50
Kintetsu Corp.	4,000	14
Konica Minolta Holdings, Inc.	2,000	23
Kubota Corp.	3,000	19
Kuraray Co. Ltd.	1,000	10
Kurita Water Industries Ltd.	400	9
Kyocera Corp.	500	38
Lawson, Inc.	200	9
Makita Corp.	400	8
Matsushita Electric Industrial Co. Ltd.	5,000	87
Matsushita Electric Works Ltd.	1,000	9

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Japan – 10.3% – continued
Mazda Motor Corp.	2,000	$8
Meiji Dairies Corp.	1,000	5
Meiji Seika Kaisha Ltd.	1,000	5
Mitsubishi Chemical Holdings Corp.	2,000	11
Mitsubishi Estate Co. Ltd.	3,000	59
Mitsubishi Gas Chemical Co., Inc.	1,000	5
Mitsubishi Rayon Co. Ltd.	1,000	2
Mitsui Chemicals, Inc.	2,000	9
Mitsui Fudosan Co. Ltd.	2,000	39
Mizuho Financial Group, Inc.	29	127
Murata Manufacturing Co. Ltd.	600	24
NEC Corp.	5,000	21
NGK Insulators Ltd.	1,000	12
Nidec Corp.	300	18
Nikon Corp.	1,000	24
Nippon Express Co. Ltd.	2,000	9
Nippon Mining Holdings, Inc.	2,000	8
Nippon Paper Group, Inc.	2	6
Nippon Sheet Glass Co. Ltd.	2,000	10
Nippon Steel Corp.	16,000	61
Nippon Yusen Kabushiki Kaisha	3,000	19
Nissan Motor Co. Ltd.	5,800	39
Nisshin Seifun Group, Inc.	500	7
Nisshin Steel Co. Ltd.	2,000	4
Nissin Food Products Co. Ltd.	200	7
Nitto Denko Corp.	400	10
Nomura Holdings, Inc.	5,300	68
NSK Ltd.	1,000	6
NTN Corp.	1,000	5
NTT DoCoMo, Inc.	42	68
Obayashi Corp.	2,000	10
Odakyu Electric Railway Co. Ltd.	2,000	15
OJI Paper Co. Ltd.	2,000	10
Olympus Corp.	1,000	29
Omron Corp.	600	9
Osaka Gas Co. Ltd.	5,000	17
Resona Holdings, Inc.	14	19
Ricoh Co. Ltd.	2,000	28
Rohm Co. Ltd.	300	16
Sanyo Electric Co. Ltd. *	5,000	9
Secom Co. Ltd.	700	29
Sekisui Chemical Co. Ltd.	1,000	6
Sekisui House Ltd.	2,000	18
Sharp Corp.	2,000	22

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Japan – 10.3% – continued
Shimizu Corp.	2,000	$10
Shin-Etsu Chemical Co. Ltd.	1,000	48
Shinsei Bank Ltd.	4,000	12
Shiseido Co. Ltd.	1,000	22
Shizuoka Bank (The) Ltd.	2,000	20
SMC Corp. of Japan	200	21
Sojitz Corp.	3,100	7
Sony Corp.	2,800	87
Stanley Electric Co. Ltd.	300	4
Sumitomo Chemical Co. Ltd.	4,000	17
Sumitomo Heavy Industries Ltd.	2,000	10
Sumitomo Metal Mining Co. Ltd.	2,000	20
Sumitomo Trust & Banking (The) Co. Ltd.	5,000	33
T&D Holdings, Inc.	550	29
Taiheiyo Cement Corp.	3,000	4
Takashimaya Co. Ltd.	1,000	9
TDK Corp.	300	15
Teijin Ltd.	2,000	6
Terumo Corp.	400	21
Tobu Railway Co. Ltd.	2,000	10
Tohoku Electric Power Co., Inc.	1,200	26
Tokio Marine Holdings, Inc.	2,100	76
Tokuyama Corp.	2,000	12
Tokyo Electron Ltd.	500	22
Tokyo Gas Co. Ltd.	6,000	25
Tokyu Corp.	3,000	14
Toppan Printing Co. Ltd.	3,000	23
Toray Industries, Inc.	3,000	14
Tosoh Corp.	1,000	3
Toyo Seikan Kaisha Ltd.	300	5
Toyota Industries Corp.	400	10
Toyota Tsusho Corp.	400	5
Ube Industries Ltd. of Japan	3,000	8
Uni-Charm Corp.	100	8
Yakult Honsha Co. Ltd.	200	6
Yamaha Corp.	300	5
Yamaha Motor Co. Ltd.	600	8
Yamato Holdings Co. Ltd.	1,000	11
		2,771
Netherlands – 2.4%
Akzo Nobel N.V.	673	32
Arcelormittal	1,460	73
ASML Holding N.V.	1,182	21
Boskalis Westminster	106	5

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Netherlands – 2.4% – continued
Heineken N.V.	661	$27
ING Groep N.V. – CVA	5,717	125
Koninklijke Ahold N.V.	3,214	37
Koninklijke BAM Groep N.V.	234	3
Koninklijke DSM N.V.	528	25
Koninklijke Philips Electronics N.V.	2,918	80
Randstad Holdings N.V.	264	7
Reed Elsevier N.V.	1,816	27
TNT N.V.	1,023	29
Unilever N.V. – CVA	4,614	130
Wolters Kluwer N.V.	689	14
		635
New Zealand – 0.1%
Auckland International Airport Ltd.	2,098	3
Contact Energy Ltd.	557	3
Fisher & Paykel Appliances Holdings Ltd.	680	1
Fisher & Paykel Healthcare Corp.	1,428	3
Fletcher Building Ltd.	914	4
Mainfreight Ltd.	156	1
Telecom Corp. of New Zealand Ltd.	1,674	2
		17
Norway – 0.6%
DnB NOR ASA	1,800	14
Norsk Hydro ASA	2,100	14
Norske Skogindustrier ASA *	450	2
Orkla ASA	2,300	21
ProSafe SE *	300	2
Renewable Energy Corp. A/S *	400	8
StatoilHydro ASA	3,400	81
Storebrand ASA	550	3
Yara International ASA	550	19
		164
Portugal – 0.3%
Banco Comercial Portugues S.A. (Registered)	13,866	23
Banco Espirito Santo S.A. (Registered)	832	10
Brisa – Auto Estradas de Portugal S.A.	978	10
Cimpor Cimentos de Portugal SGPS S.A.	849	6
Jeronimo Martins SGPS S.A.	591	5
Portugal Telecom, SGPS, S.A. (Registered)	2,707	27
		81
Singapore – 0.2%
City Developments Ltd.	2,000	12
ComfortDelgro Corp. Ltd.	3,000	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Singapore – 0.2% – continued
Cosco Corp. Singapore Ltd.	2,000	$2
Olam International Ltd.	2,000	3
SembCorp Industries Ltd.	2,000	5
SembCorp Marine Ltd.	2,000	4
Singapore Airlines Ltd.	2,000	20
		49
Spain – 1.9%
Abertis Infraestructuras S.A.	981	19
ACS Actividades Cons y Servicios S.A.	627	25
Banco Bilbao Vizcaya Argentaria S.A.	10,304	167
Cintra Concesiones de Infraestructuras de Transporte S.A.	372	5
Ebro Puleva S.A.	202	3
Fomento de Construcciones y Contratas S.A.	116	5
Gamesa Corp. Tecnologica S.A.	298	10
Gas Natural SDG S.A.	854	32
Iberdrola S.A.	13,853	142
Inditex S.A.	516	22
Repsol YPF S.A.	2,431	72
		502
Sweden – 1.3%
Alfa Laval AB	800	8
Assa Abloy AB, Class B	800	10
Autoliv, Inc.	180	6
Electrolux AB, Class B	600	7
Elekta AB, Class B	200	4
Hennes & Mauritz AB, Class B	1,450	59
Sandvik AB	2,900	31
Scania AB, Class B	1,000	12
Skandinaviska Enskilda Banken AB, Class A	1,284	20
Skanska AB, Class B	1,000	12
SKF AB, B Shares	1,100	14
Svenska Cellulosa AB, Class B	1,600	17
Svenska Handelsbanken AB, Class A	1,303	29
Telefonaktiebolaget LM Ericsson, Class B	7,986	75
Volvo AB, Class A	1,300	11
Volvo AB, Class B	3,300	30
		345
Switzerland – 3.7%
Adecco S.A. (Registered)	367	16
Credit Suisse Group A.G. (Registered)	2,772	132
Geberit A.G. (Registered)	114	14
Holcim Ltd. (Registered)	565	41
Lonza Group A.G. (Registered)	135	17

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
Switzerland – 3.7% – continued
Novartis A.G. (Registered)	7,338	$384
Roche Holding A.G. (Genusschein)	1,950	304
Swiss Reinsurance (Registered)	1,020	57
Swisscom A.G. (Registered)	67	20
		985
United Kingdom – 11.0%
Acergy S.A.	450	5
Amec PLC	869	10
AstraZeneca PLC	4,008	175
Aviva PLC	7,300	64
Balfour Beatty PLC	1,210	7
Barratt Developments PLC	596	1
British Airways PLC	990	3
BT Group PLC	21,218	61
Bunzl PLC	853	10
Burberry Group PLC	1,485	10
Cadbury PLC	3,619	37
Capita Group PLC	1,699	21
Centrica PLC	10,016	56
Compass Group PLC	5,040	31
DSG International PLC	3,037	3
FirstGroup PLC	1,103	11
G4S PLC	2,776	10
Hays PLC	2,438	4
HBOS PLC	14,067	32
Home Retail Group	2,300	10
HSBC Holdings PLC	32,388	525
Inchcape PLC	804	3
International Power PLC	4,281	28
Invensys PLC *	2,049	8
ITV PLC	5,639	4
Kingfisher PLC	6,011	14
Legal & General Group PLC	16,386	30
Lloyds TSB Group PLC	15,151	63
National Express Group PLC	485	7
National Grid PLC	6,687	85
Next PLC	372	7
Pearson PLC	2,388	26
Persimmon PLC	566	4
Prudential PLC	6,779	62
Reckitt Benckiser Group PLC	1,612	78
Reed Elsevier PLC	2,832	28
Rentokil Initial PLC	3,161	4
Royal Bank of Scotland Group PLC	45,402	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
United Kingdom – 11.0% – continued
Royal Dutch Shell PLC, Class A (London Exchange)	9,778	$282
Royal Dutch Shell PLC, Class B (London Exchange)	7,519	213
Scottish & Southern Energy PLC	2,365	60
Tesco PLC	21,191	147
Thomson Reuters PLC	498	11
Tomkins PLC	1,533	4
Travis Perkins PLC	189	2
TUI Travel PLC	2,664	10
Unilever PLC	3,495	95
United Utilities PLC	1,652	20
Vodafone Group PLC	145,887	322
Whitbread PLC	466	9
Wolseley PLC	1,585	12
WPP Group PLC	3,193	26
Xstrata PLC (London Exchange)	1,725	53
Yell Group PLC	1,354	2
		2,955
United States – 43.8%
3M Co.	1,960	134
Adobe Systems, Inc. *	1,490	59
AES Corp. (The) *	1,930	23
Aflac, Inc.	1,300	76
Agilent Technologies, Inc. *	930	28
Air Products & Chemicals, Inc.	580	40
Alcoa, Inc.	2,240	51
Allergan, Inc.	850	44
Amazon.Com, Inc. *	860	63
American Eagle Outfitters, Inc.	540	8
American Express Co.	3,150	111
Ameriprise Financial, Inc.	580	22
Amgen, Inc. *	3,010	178
Apache Corp.	910	95
Apollo Group, Inc. *	380	23
Applied Materials, Inc.	3,720	56
Ascent Media Corp., Class A *	35	1
Autozone, Inc. *	120	15
Bank of New York Mellon Corp. (The)	3,180	104
Baxter International, Inc.	1,710	112
BB&T Corp.	1,450	55
Becton Dickinson & Co.	680	55
Bed Bath & Beyond, Inc. *	740	23
Best Buy Co., Inc.	1,010	38
Black & Decker Corp.	150	9
BorgWarner, Inc.	290	9

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
United States – 43.8% – continued
Bristol-Myers Squibb Co.	5,390	$112
Burlington Northern Santa Fe Corp.	800	74
Cablevision Systems Corp.	660	17
Carmax, Inc. *	370	5
CH Robinson Worldwide, Inc.	440	22
Charles Schwab (The) Corp.	2,500	65
Chicago Mercantile Exchange Holdings, Inc.	223	83
Chubb Corp.	1,010	55
Cisco Systems, Inc. *	16,290	367
Coach, Inc. *	920	23
Colgate-Palmolive Co.	1,390	105
Consolidated Edison, Inc.	780	33
Cooper Industries Ltd., Class A	440	18
Corning, Inc.	4,300	67
Costco Wholesale Corp.	1,190	77
Crown Castle International Corp. *	550	16
CSX Corp.	1,110	61
Cummins, Inc.	540	24
Danaher Corp.	700	49
Darden Restaurants, Inc.	330	9
Deere & Co.	1,200	59
Dell, Inc. *	5,610	92
Devon Energy Corp.	1,240	113
Discovery Communications, Inc., Class A *	345	5
Discovery Communications, Inc., Class C *	345	5
Dover Corp.	500	20
Eastman Kodak Co.	780	12
Eaton Corp.	460	26
Ecolab, Inc.	470	23
Edison International	850	34
Eli Lilly & Co.	2,640	116
Emerson Electric Co.	2,130	87
EOG Resources, Inc.	680	61
Equitable Resources, Inc.	330	12
Equity Residential	780	35
Expedia, Inc. *	350	5
Expeditors International Washington, Inc.	490	17
FedEx Corp.	210	17
Fifth Third Bancorp	1,490	18
Fluor Corp.	460	26
Foster Wheeler Ltd. *	310	11
FPL Group, Inc.	1,120	56
Franklin Resources, Inc.	440	39
Frontier Communications Corp.	770	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
United States – 43.8% – continued
GameStop Corp. *	370	$13
Gap Inc. (The)	1,280	23
Garmin Ltd. *	120	4
Genentech, Inc. *	1,230	109
General Growth Properties, Inc.	640	10
Genuine Parts Co.	470	19
Genworth Financial, Inc.	940	8
Genzyme Corp. *	740	60
Gilead Sciences, Inc. *	2,560	117
Goldman Sachs Group, Inc.	1,090	140
Harley-Davidson, Inc.	610	23
Harman International Industries, Inc.	100	3
Hartford Financial Services Group, Inc.	870	36
Hewlett-Packard Co.	6,810	315
Host Hotels & Resorts, Inc.	1,250	17
Illinois Tool Works, Inc.	1,100	49
Ingersoll-Rand Co., Class A	872	27
Intel Corp.	15,800	296
International Business Machines Corp.	3,790	443
International Flavors & Fragrances, Inc.	210	8
International Paper Co.	1,220	32
JC Penney Co, Inc.	560	19
Johnson & Johnson	7,750	537
Johnson Controls, Inc.	1,740	53
Keycorp	1,040	12
Kimberly-Clark Corp.	1,150	75
Kimco Realty Corp.	740	27
Kohl’s Corp. *	820	38
Kraft Foods, Inc.	3,960	130
Liberty Global, Inc. *	510	15
Liberty Global, Inc., Class C *	350	10
Lincoln National Corp.	680	29
Ltd. Brands, Inc.	730	13
Lubrizol Corp.	170	7
Macy’s, Inc.	1,150	21
Marriott International Inc., Class A	760	20
Marshall & Ilsley Corp.	630	13
Martin Marietta Materials, Inc.	100	11
Masco Corp.	840	15
Mattel, Inc.	1,040	19
McDonald’s Corp.	3,140	194
MeadWestvaco Corp.	420	10
Medtronic, Inc.	3,110	156
Merck & Co, Inc.	5,860	185

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
United States – 43.8% – continued
Microsoft Corp.	22,010	$587
Mirant Corp. *	470	9
Mohawk Industries, Inc. *	120	8
Motorola, Inc.	5,900	42
National City Corp.	2,340	4
National Oilwell Varco, Inc. *	1,100	55
Network Appliance, Inc. *	840	15
Newell Rubbermaid, Inc.	820	14
NII Holdings, Inc. *	480	18
Nike, Inc.	1,070	72
Nordstrom, Inc.	350	10
Norfolk Southern Corp.	1,050	70
Northern Trust Corp. (1)(2)	315	23
NRG Energy, Inc. *	730	18
Nucor Corp.	890	35
NYSE Euronext	700	27
Office Depot, Inc. *	420	2
Omnicom Group, Inc.	890	34
Owens-Illinois, Inc. *	430	13
PACCAR, Inc.	960	37
Pepsico, Inc.	4,380	312
PetSmart, Inc.	190	5
PG&E Corp.	930	35
Phillips Petroleum Co.	4,240	311
Pitney Bowes, Inc.	480	16
PNC Financial Services Group, Inc.	950	71
Polo Ralph Lauren Corp.	150	10
Praxair, Inc.	880	63
Principal Financial Group, Inc.	640	28
Procter & Gamble Co.	8,390	585
Progressive Corp. (The)	1,790	31
Prologis	680	28
Questar Corp.	450	18
Regions Financial Corp.	1,480	14
Rockwell Automation Inc./DE	350	13
Rohm & Haas Co.	330	23
RR Donnelley & Sons Co.	510	12
Seagate Technology	1,380	17
Sealed Air Corp.	410	9
Sempra Energy	730	37
Sigma-Aldrich Corp.	370	19
Stanley Works/The	130	5
Staples, Inc.	2,020	45
Starbucks Corp. *	1,880	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued
United States – 43.8% – continued
State Paul Travelers Cos. (The), Inc.	1,680	$76
State Street Corp.	1,150	65
Sun Microsystems, Inc. *	1,780	14
SunTrust Banks, Inc.	920	41
SYSCO Corp.	1,580	49
T Rowe Price Group, Inc.	740	40
Target Corp.	2,120	104
Temple-Inland, Inc.	400	6
Terex Corp. *	230	7
Texas Instruments, Inc.	3,510	75
Thomson (The) Corp.	600	16
Tiffany & Co.	300	11
Time Warner Cable, Inc., Class A *	340	8
TJX Cos, Inc.	1,130	35
Transocean, Inc. *	850	93
Tyco International Ltd.	1,410	49
Union Pacific Corp.	1,440	102
United Parcel Service, Inc.	670	42
United States Steel Corp.	350	27
US Bancorp	4,830	174
Valero Energy Corp.	1,490	45
Verizon Communications, Inc.	1,960	63
VF Corp.	220	18
Viacom, Inc. *	1,600	40
Vornado Realty Trust	360	33
Vulcan Materials Co.	240	18
Wachovia Corp.	5,840	20
Weatherford International Ltd. *	1,800	45
WellPoint, Inc. *	1,410	66
Wells Fargo & Co.	9,120	342
Weyerhaeuser Co.	570	35
Whirlpool Corp.	170	13
Williams Cos, Inc.	1,530	36
Windstream Corp.	1,100	12
Xcel Energy, Inc.	1,100	22
Xerox Corp.	2,380	27
XL Capital Ltd.	290	5
XTO Energy, Inc.	1,430	67
Zimmer Holdings, Inc. *	580	37
		11,778
Total Common Stocks
(Cost $31,116) (3)		26,043

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.2%
Germany – 0.2%
Henkel KGaA	477	$18
Volkswagen A.G.	283	35
		53
Total Preferred Stocks
(Cost $62) (3)		53

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.1%
Royal Bank of Scotland Group PLC, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$34	34
Total Short-Term Investment
(Cost $34)		34

Total Investments – 97.3%
(Cost $31,212)		26,130
Other Assets less Liabilities – 2.7%		733
NET ASSETS – 100.0%		$26,863

(1)	Investment in affiliate.
(2)	At March 31, 2008, Northern Trust Corp.’s value was approximately $21,000, with no purchases or sales activities during the six months ended September 30, 2008.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
SPI 200 (Australian Dollar)	1	$93	Long	12/08	$(1)
DJ Euro Stoxx-50 (Euro)	7	302	Long	12/08	(5)
FTSE 100 Index (British Pound)	2	177	Long	12/08	1

Total					$(5)

At September 30, 2008, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	45.4%
Euro	14.3
British Pound	11.4
Japanese Yen	10.6
Canadian Dollar	7.2
All other currencies less than 5%	11.1

Total	100.0%

At September 30, 2008, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.9%
Consumer Staples	9.8
Energy	9.3
Financials	22.6
Health Care	11.6
Industrials	9.6
Information Technology	12.2
Materials	7.0
Telecommunication Services	3.7
Utilities	4.3

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED LOSS (000s)
U.S. Dollar	149	British Pound	84	12/17/08	$(1)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$13,724	$(5)

Level 2	12,406	(1)

Level 3	–	–

Total	$26,130	$(6)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%
Australia – 6.2%
AGL Energy Ltd.	54,254	$599
Alumina Ltd.	163,984	413
Amcor Ltd.	104,154	459
AMP Ltd.	229,431	1,314
Aristocrat Leisure Ltd.	44,804	237
Asciano Group	69,251	181
ASX Ltd.	23,036	566
Australia & New Zealand Banking Group Ltd.	235,167	3,640
AXA Asia Pacific Holdings Ltd.	97,722	404
Babcock & Brown Ltd.	31,972	53
Bendigo Bank Ltd.	13,206	126
BHP Billiton Ltd.	374,084	9,622
Billabong International Ltd.	11,476	126
BlueScope Steel Ltd.	100,595	594
Boart Longyear Group	77,660	71
Boral Ltd.	97,508	489
Brambles Ltd.	169,508	1,059
Caltex Australia Ltd.	15,266	152
CFS Retail Property Trust	193,828	353
Coca-Cola Amatil Ltd.	68,441	456
Cochlear Ltd.	7,091	339
Commonwealth Bank of Australia	162,282	5,701
Computershare Ltd.	63,451	478
Crown Ltd.	63,562	440
CSL Ltd.	73,167	2,206
CSR Ltd.	169,162	342
Dexus Property Group	415,295	483
Fairfax Media Ltd.	154,919	332
Fortescue Metals Group Ltd. *	154,395	590
Foster’s Group Ltd.	238,738	1,044
Goodman Fielder Ltd.	111,815	125
Goodman Group	182,998	369
GPT Group	277,691	402
Harvey Norman Holdings Ltd.	64,926	164
Incitec Pivot Ltd.	151,380	607
Insurance Australia Group Ltd.	233,368	772
Leighton Holdings Ltd.	18,858	582
Lend Lease Corp. Ltd.	44,178	327
Lion Nathan Ltd.	39,496	294
Macquarie Airports	36,653	81
Macquarie Group Ltd.	33,630	1,051
Macquarie Infrastructure Group	297,573	568
Macquarie Office Trust	213,534	136
Metcash Ltd.	67,000	211

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Australia – 6.2% – continued
Mirvac Group	139,717	$283
National Australia Bank Ltd.	201,439	4,098
Newcrest Mining Ltd.	56,328	1,238
OneSteel Ltd.	113,360	419
Orica Ltd.	44,395	757
Origin Energy Ltd.	107,505	1,378
OZ Minerals Ltd. *	353,742	462
Paladin Resources Ltd. *	28,883	92
Perpetual Ltd.	4,700	181
Qantas Airways Ltd.	130,719	331
QBE Insurance Group Ltd.	108,665	2,351
Rio Tinto Ltd.	34,967	2,409
Santos Ltd.	72,892	1,134
Sims Group Ltd.	17,125	398
Sonic Healthcare Ltd.	45,218	475
State George Bank Ltd.	71,932	1,685
Stockland	182,098	814
Suncorp-Metway Ltd.	116,930	898
TABCORP Holdings Ltd.	66,399	428
Tattersall’s Group Ltd.	141,878	268
Telstra Corp. Ltd.	532,942	1,789
Toll Holdings Ltd.	72,754	408
Transurban Group	145,191	661
Wesfarmers Ltd.	79,197	1,806
Wesfarmers Ltd. – PPS	22,103	499
Westfield Group	214,617	2,932
Westpac Banking Corp.	229,848	4,073
Woodside Petroleum Ltd.	59,866	2,463
Woolworths Ltd.	148,946	3,224
WorleyParsons Ltd.	19,337	479
		76,991
Austria – 0.5%
Andritz A.G.	4,430	190
Atrium European Real Estate Ltd. *	38,088	288
Erste der Oesterreichischen Sparkassen Bank A.G.	23,220	1,171
Immoeast A.G. *	53,370	136
IMMOFINANZ A.G. *	63,534	224
OMV A.G.	20,500	860
Raiffeisen International Bank Holding A.G.	6,781	493
Strabag SE	5,360	238
Telekom Austria A.G.	42,220	744
Verbund – Oesterreichische Elektrizitaetswirtschafts A.G., Class A	9,650	599

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Austria – 0.5% – continued
Vienna Insurance Group	3,360	$170
Voestalpine A.G.	14,080	444
Wienerberger A.G.	13,200	359
		5,916
Belgium – 0.9%
Belgacom S.A.	21,168	802
Colruyt S.A.	2,023	505
Delhaize Group	12,460	726
Dexia S.A.	64,651	710
Fortis	274,692	1,727
Groupe Bruxelles Lambert S.A.	10,024	866
InBev N.V.	22,600	1,334
KBC Ancora	2,522	167
KBC Groep N.V.	19,554	1,701
Mobistar S.A.	4,169	292
Nationale A Portefeuille	5,263	348
Solvay S.A., Class A	7,256	892
UCB S.A.	12,936	460
Umicore *	15,635	485
		11,015
Denmark – 0.9%
A.P. Moller – Maersk A/S, Class A	65	563
A.P. Moller – Maersk A/S, Class B	134	1,171
Carlsberg A/S, Class B	8,903	681
Coloplast A/S, Class B	2,956	219
Danisco A/S	6,265	353
Danske Bank A/S	55,584	1,341
DSV A/S	23,425	374
FLSmidth & Co. A/S	6,610	336
Jyske Bank A/S (Registered) *	7,650	386
Novo-Nordisk A/S, Class B	56,114	2,874
Novozymes A/S, Class B	5,643	502
Rockwool International A/S	348	30
Sydbank A/S	7,216	217
Topdanmark A/S *	1,964	281
TrygVesta A/S	3,524	227
Vestas Wind Systems A/S *	22,663	1,973
William Demant Holding A/S *	3,076	139
		11,667
Finland – 1.4%
Cargotec Corp., Class B	4,349	89
Elisa OYJ,	19,132	377
Fortum OYJ	54,284	1,832
Kesko OYJ, Class B	8,459	217

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Finland – 1.4% – continued
Kone OYJ, Class B	19,077	$522
Metso OYJ	15,979	393
Neste Oil OYJ	16,411	343
Nokia OYJ	465,033	8,671
Nokian Renkaat OYJ	13,417	326
Orion OYJ, Class B	9,541	162
Outokumpu OYJ	17,000	273
Pohjola Bank PLC, Class A	11,177	164
Rautaruukki OYJ	10,484	210
Sampo OYJ, Class A	52,371	1,196
Sanoma-WSOY OYJ	8,226	156
Stora Enso OYJ (Registered)	72,265	713
UPM-Kymmene OYJ	63,630	1,001
Wartsila OYJ, Class B	10,631	452
YIT OYJ	16,409	172
		17,269
France – 10.6%
Accor S.A.	23,915	1,284
ADP	4,178	348
Air France-KLM	17,138	395
Air Liquide	30,304	3,335
Alcatel-Lucent *	283,523	1,105
Alstom	25,992	1,960
ArcelorMittal	106,378	5,326
Atos Origin S.A.	8,526	374
AXA S.A.	189,377	6,209
BNP Paribas	99,749	9,591
Bouygues	29,851	1,361
Bureau Veritas S.A.	5,213	265
Cap Gemini S.A.	17,176	817
Carrefour S.A.	77,635	3,665
Casino Guichard Perrachon S.A.	5,576	500
Christian Dior S.A.	6,656	509
Cie de Saint-Gobain	34,731	1,816
Cie Generale d’Optique Essilor International S.A.	24,938	1,247
CNP Assurances	4,902	554
Compagnie Generale de Geophysique-Veritas *	16,790	529
Credit Agricole S.A.	108,977	2,117
Dassault Systemes S.A.	8,585	459
Eiffage S.A.	1,280	69
EDF	24,528	1,778
Eramet	619	236
Eurazeo	2,830	240
Eutelsat Communications *	3,727	99

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
France – 10.6% – continued
France Telecom S.A.	223,947	$6,272
GDF Suez	134,102	7,018
GDF Suez (VVPR) *	8,064	–
Gecina S.A.	1,699	184
Groupe Danone	53,444	3,788
Hermes International	8,439	1,380
ICADE	1,778	144
Imerys S.A.	2,766	160
JC Decaux S.A.	9,878	219
Klepierre	10,155	399
L’Oreal S.A.	29,897	2,953
Lafarge S.A.	17,950	1,894
Lagardere S.C.A.	15,639	707
Legrand S.A.	7,748	176
LVMH Moet Hennessy Louis Vuitton S.A.	29,980	2,648
M6-Metropole Television	4,527	100
Michelin Compagnie Generale des Establissements, Class B	17,891	1,174
Natixis	120,503	405
Neopost S.A.	4,355	410
PagesJaunes Groupe S.A.	13,903	195
Pernod-Ricard S.A.	20,120	1,769
Peugeot S.A.	18,850	716
PPR	9,404	845
Publicis Groupe	16,790	529
Renault S.A.	22,664	1,465
Safran S.A.	25,458	443
Sanofi-Aventis	128,706	8,461
Schneider Electric S.A.	27,016	2,344
SCOR SE *	19,970	392
SES S.A.	39,781	826
Societe BIC S.A.	2,621	136
Societe Generale	57,101	5,184
Societe Television Francaise 1	18,220	322
Sodexho S.A.	12,367	733
Suez S.A. *	33,464	834
Technip S.A.	12,536	704
Thales S.A.	11,885	603
Total S.A.	264,369	15,952
Unibail	10,007	2,039
Valeo S.A.	7,602	232
Vallourec	6,667	1,450
Veolia Environment	46,185	1,905
Vinci S.A.	50,771	2,399

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
France – 10.6% – continued
Vivendi	142,599	$4,463
Wendel	4,038	324
Zodiac S.A.	5,860	281
		131,765
Germany – 8.4%
Adidas A.G.	24,921	1,339
Allianz S.E. (Registered)	55,410	7,622
Arcandor A.G. *	9,367	31
BASF A.G.	115,768	5,549
Bayer A.G.	93,534	6,828
Bayerische Motoren Werke A.G.	41,348	1,613
Beiersdorf A.G.	10,827	693
Bilfinger & Berger A.G.	4,676	245
Celesio A.G.	11,177	490
Commerzbank A.G.	78,192	1,168
Daimler A.G. (Registered)	106,796	5,398
Deutsche Bank A.G. (Registered)	62,621	4,456
Deutsche Boerse A.G.	23,863	2,176
Deutsche Lufthansa A.G. (Registered)	28,590	563
Deutsche Post A.G. (Registered)	103,492	2,183
Deutsche Postbank A.G.	10,463	399
Deutsche Telekom A.G. (Registered)	346,909	5,324
E.ON A.G.	233,016	11,802
Fraport A.G. Frankfurt Airport Services Worldwide	5,497	329
Fresenius Medical Care A.G. & Co. KGaA	23,912	1,231
Fresenius A.G.	2,237	164
GEA Group A.G.	18,851	367
Hamburger Hafen	1,260	76
Hannover Rueckversicherung A.G.	5,385	196
HeidelbergCement A.G.	3,555	378
Henkel KGaA	15,896	492
Hochtief A.G.	5,694	272
Hypo Real Estate Holding A.G.	21,200	124
Infineon Technologies A.G. *	94,641	535
IVG Immobilien A.G.	10,889	106
K+S A.G.	18,600	1,302
Linde A.G.	16,406	1,760
MAN A.G.	13,137	883
Merck KGaA	8,195	880
Metro A.G.	14,490	726
Muenchener Rueckversicherungs A.G. (Registered)	25,471	3,846
Puma A.G. Rudolf Dassler Sport A.G.	777	212

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Germany – 8.4% – continued
Q-Cells A.G. *	7,521	$632
Rheinmetall A.G.	4,535	242
RWE A.G.	54,443	5,235
Salzgitter A.G.	5,474	553
SAP A.G.	106,863	5,739
Siemens A.G. (Registered)	106,280	9,976
Solarworld A.G.	10,586	447
ThyssenKrupp A.G.	44,848	1,350
TUI A.G.	28,809	480
United Internet A.G. (Registered)	12,129	131
Volkswagen A.G.	17,872	7,032
Wacker Chemie A.G.	1,147	164
		103,739
Greece – 0.7%
Alpha Bank A.E.	46,452	1,022
Coca-Cola Hellenic Bottling Co. S.A.	20,545	445
EFG Eurobank Ergasias S.A.	38,641	712
Hellenic Petroleum S.A.	13,254	141
Hellenic Telecommunications Organization S.A.	33,760	603
Marfin Investment Group S.A. *	74,270	536
National Bank of Greece S.A.	60,727	2,497
OPAP S.A.	27,320	836
Piraeus Bank S.A.	38,807	815
Public Power Corp. S.A.	13,160	205
Titan Cement Co. S.A.	7,537	248
		8,060
Hong Kong – 2.0%
ASM Pacific Technology	20,000	115
Bank of East Asia Ltd.	193,200	603
BOC Hong Kong Holdings Ltd.	487,500	868
C C Land Holdings Ltd.	29,000	6
Cathay Pacific Airways Ltd.	188,000	321
Cheung Kong Holdings Ltd.	170,000	1,928
Cheung Kong Infrastructure Holdings Ltd.	45,000	211
CITIC International Financial Holdings Ltd. *	69,000	46
CLP Holdings Ltd.	250,501	2,023
Esprit Holdings Ltd *	130,000	799
Foxconn International Holdings Ltd. *	275,000	123
Genting International PLC *	136,984	44
Hang Lung Group Ltd.	133,000	422
Hang Lung Properties Ltd.	259,000	611
Hang Seng Bank Ltd.	97,000	1,812
Henderson Land Development Co. Ltd.	131,000	584
Hong Kong & China Gas Co. Ltd.	496,890	1,132

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Hong Kong – 2.0% – continued
Hong Kong Electric Holdings Ltd.	172,500	$1,086
Hong Kong Exchanges and Clearing Ltd.	125,000	1,553
Hopewell Holdings Ltd.	87,000	313
Hutchison Telecommunications International Ltd. *	183,000	206
Hutchison Whampoa Ltd.	268,000	2,040
Hysan Development Co. Ltd.	73,592	191
Kerry Properties Ltd.	90,199	294
Kingboard Chemicals Holdings Ltd.	77,000	261
Lee & Man Paper Manufacturing Ltd. *	75,000	41
Li & Fung Ltd.	276,800	676
Lifestyle International Holdings Ltd. *	40,000	46
Link REIT (The)	284,500	589
Mongolia Energy Co. Ltd. *	447,000	238
MTR Corp.	175,578	518
New World Development Ltd.	324,139	362
Noble Group Ltd.	146,400	138
NWS Holdings Ltd.	42,000	75
Orient Overseas International Ltd.	15,700	40
Pacific Basin Shipping Ltd. *	287,000	239
PCCW Ltd.	654,000	273
Shangri-La Asia Ltd.	168,000	241
Sino Land Co.	262,038	295
Sun Hung Kai Properties Ltd.	172,000	1,766
Swire Pacific Ltd., Class A	101,000	890
Television Broadcasts Ltd.	32,000	135
Wharf Holdings Ltd.	191,000	546
Wheelock & Co. Ltd.	24,000	44
Wing Hang Bank Ltd.	24,000	184
Yue Yuen Industrial Holdings	90,000	246
		25,174
Ireland – 0.5%
Allied Irish Banks PLC	109,420	942
Anglo Irish Bank Corp. PLC (Dublin Exchange)	93,434	527
Bank of Ireland	122,378	704
CRH PLC	65,675	1,430
Elan Corp. PLC *	57,865	609
Experian Group Ltd.	128,184	850
Irish Life & Permanent PLC	37,035	262
Kerry Group PLC, Class A	16,995	498
Ryanair Holdings PLC ADR *	5,370	120
		5,942
Italy – 3.6%
A2A S.p.A.	147,050	373

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Italy – 3.6% – continued
Alleanza Assicurazioni S.p.A.	57,949	$530
Assicurazioni Generali S.p.A.	129,947	4,302
Atlantia S.p.A.	31,592	649
Autogrill S.p.A.	13,187	148
Banca Monte dei Paschi di Siena S.p.A.	317,137	783
Banca Popolare di Milano Scrl	53,786	458
Banco Popolare Scarl	82,435	1,285
Bulgari S.p.A.	15,522	138
Enel S.p.A.	529,851	4,417
ENI S.p.A.	318,595	8,411
Fiat S.p.A.	86,880	1,158
Finmeccanica S.p.A.	37,285	802
Fondiaria-Sai S.p.A.	9,219	216
IFIL – Investments S.p.A.	29,986	136
Intesa Sanpaolo S.p.A.	942,521	5,146
Intesa Sanpaolo S.p.A. (RNC)	121,170	576
Italcementi S.p.A.	10,646	131
Italcementi S.p.A. (RNC)	7,579	71
Lottomatica S.p.A.	6,698	175
Luxottica Group S.p.A.	19,390	443
Mediaset S.p.A.	97,377	617
Mediobanca S.p.A.	60,180	810
Mediolanum S.p.A.	26,828	122
Parmalat S.p.A.	208,848	496
Pirelli & C. S.p.A.	427,339	250
Prysmian S.p.A.	12,599	246
Saipem S.p.A.	32,398	959
Snam Rete Gas S.p.A.	100,997	608
Telecom Italia S.p.A.	1,228,081	1,833
Telecom Italia S.p.A. (RNC)	737,432	834
Terna S.p.A.	160,068	587
Unicredit S.p.A. (Milan Exchange)	1,393,067	5,146
Unione di Banche Italiane SCPA	76,489	1,670
		44,526
Japan – 21.8%
77 Bank (The) Ltd.	22,000	110
Acom Co. Ltd.	8,130	277
Advantest Corp.	18,900	401
Aeon Co. Ltd.	80,200	815
Aeon Credit Service Co. Ltd.	9,100	92
Aeon Mall Co. Ltd.	2,200	66
Aiful Corp.	9,950	78
Aioi Insurance Co. Ltd.	25,000	124
Aisin Seiki Co. Ltd.	24,000	586

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Ajinomoto Co., Inc.	81,000	$769
Alfresa Holdings Corp.	3,100	151
All Nippon Airways Co. Ltd.	87,000	311
Alps Electric Co. Ltd.	18,600	146
Amada Co. Ltd.	45,000	248
Asahi Breweries Ltd.	47,300	828
Asahi Glass Co. Ltd.	125,000	1,108
Asahi Kasei Corp.	149,000	631
Asics Corp.	23,000	179
Astellas Pharma, Inc.	61,000	2,564
Bank of Kyoto (The) Ltd.	38,000	388
Bank of Yokohama (The) Ltd.	151,000	733
Benesse Corp.	9,000	367
Bridgestone Corp.	74,600	1,399
Brother Industries Ltd.	28,000	295
Canon Marketing Japan, Inc.	9,700	147
Canon, Inc.	130,500	4,880
Casio Computer Co. Ltd.	30,100	283
Central Japan Railway Co.	192	1,813
Chiba Bank (The) Ltd.	96,000	496
Chubu Electric Power Co., Inc.	81,000	1,913
Chugai Pharmaceutical Co. Ltd.	27,755	452
Chugoku Bank (The) Ltd.	22,000	308
Chugoku Electric Power Co. Inc. (The)	34,800	714
Chuo Mitsui Trust Holdings, Inc. *	123,000	659
Citizen Holdings Co. Ltd.	42,500	294
Coca-Cola West Holdings Co. Ltd.	6,200	140
Cosmo Oil Co. Ltd.	73,000	174
Credit Saison Co. Ltd.	20,700	337
CSK Holdings Corp.	8,900	131
Dai Nippon Printing Co. Ltd.	73,000	989
Daicel Chemical Industries Ltd.	38,000	172
Daido Steel Co. Ltd.	38,000	201
Daihatsu Motor Co. Ltd.	19,000	207
Daiichi Sankyo Co. Ltd.	86,400	2,206
Daikin Industries Ltd.	32,300	1,097
Daito Trust Construction Co. Ltd.	9,800	367
Daiwa House Industry Co. Ltd.	63,000	601
Daiwa Securities Group, Inc.	163,000	1,168
Denki Kagaku Kogyo KK	66,000	174
Denso Corp.	59,500	1,462
Dentsu, Inc.	244	489
DIC Corp.	85,000	160
Dowa Mining Co. Ltd.	38,000	172

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
East Japan Railway Co.	416	$3,102
Eisai Co. Ltd.	32,100	1,248
Electric Power Development Co. Ltd.	16,800	543
Elpida Memory, Inc. *	15,300	282
FamilyMart Co. Ltd.	7,400	313
Fanuc Ltd.	23,400	1,766
Fast Retailing Co. Ltd.	5,800	590
Fuji Electric Holdings Co. Ltd.	74,000	178
Fuji Heavy Industries Ltd.	70,000	354
Fuji Television Network, Inc.	64	82
FUJIFILM Holdings Corp.	59,800	1,550
Fujitsu Ltd.	231,000	1,291
Fukuoka Financial Group, Inc.	102,000	378
Furukawa Electric (The) Co. Ltd.	81,000	357
Gunma Bank (The) Ltd.	53,000	301
Hachijuni Bank (The) Ltd.	56,523	300
Hakuhodo DY Holdings, Inc.	3,410	169
Hankyu Hanshin Holdings, Inc.	150,800	694
Haseko Corp.	152,000	109
Hikari Tsushin, Inc.	2,200	47
Hino Motors Ltd.	25,000	101
Hirose Electric Co. Ltd.	4,200	401
Hiroshima Bank (The) Ltd.	72,000	267
Hisamitsu Pharmaceutical Co., Inc.	7,900	343
Hitachi Chemical Co. Ltd.	13,700	182
Hitachi Construction Machinery Co. Ltd.	13,400	330
Hitachi High-Technologies Corp.	8,000	159
Hitachi Ltd.	412,000	2,834
Hitachi Metals Ltd.	20,000	238
Hokkaido Electric Power Co., Inc.	24,100	503
Hokuhoku Financial Group, Inc.	163,000	359
Hokuriku Electric Power Co.	21,600	519
Honda Motor Co. Ltd.	202,100	6,004
Hoya Corp.	51,300	1,017
Ibiden Co. Ltd.	16,700	407
Idemitsu Kosan Co. Ltd.	3,000	244
IHI Corp. *	165,000	259
Inpex Holdings, Inc.	101	875
Isetan Co. Ltd. *	39,800	468
Isuzu Motors Ltd.	159,000	439
Ito En Ltd.	7,600	98
Itochu Corp.	184,000	1,113
Itochu Techno-Science Corp.	3,700	94
Iyo Bank (The) Ltd.	29,000	317

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
J Front Retailing Co. Ltd.	62,200	$361
Jafco Co. Ltd.	3,600	136
Japan Airlines Corp. *	66,000	136
Japan Petroleum Exploration Co.	2,000	103
Japan Prime Realty Investment Corp.	82	194
Japan Real Estate Investment Corp.	52	418
Japan Retail Fund Investment Corp.	49	201
Japan Steel Works (The) Ltd.	44,000	549
Japan Tobacco, Inc.	551	2,075
JFE Holdings, Inc.	63,900	1,988
JGC Corp.	28,000	444
Joyo Bank (The) Ltd.	87,000	396
JS Group Corp.	32,600	412
JSR Corp.	22,400	294
JTEKT Corp.	24,200	278
Jupiter Telecommunications Co. Ltd.	320	231
Kajima Corp.	107,000	325
Kamigumi Co. Ltd.	34,000	254
Kaneka Corp.	37,000	205
Kansai Electric Power Co., Inc.	94,200	2,091
Kansai Paint Co. Ltd.	27,000	167
Kao Corp.	64,000	1,715
Kawasaki Heavy Industries Ltd.	181,000	384
Kawasaki Kisen Kaisha Ltd.	74,000	456
KDDI Corp.	357	2,000
Keihin Electric Express Railway Co. Ltd.	55,000	360
Keio Corp.	76,000	410
Keisei Electric Railway Co. Ltd.	29,000	159
Keyence Corp.	4,700	935
Kikkoman Corp.	23,000	310
Kinden Corp.	10,000	95
Kintetsu Corp.	199,000	696
Kirin Brewery Co. Ltd.	96,000	1,263
Kobe Steel Ltd.	324,000	655
Komatsu Ltd.	110,000	1,781
Konami Corp.	12,500	315
Konica Minolta Holdings, Inc.	58,500	675
Kubota Corp.	134,000	844
Kuraray Co. Ltd.	43,000	424
Kurita Water Industries Ltd.	14,200	332
Kyocera Corp.	19,900	1,509
Kyowa Hakko Kogyo Co. Ltd.	31,000	327
Kyushu Electric Power Co., Inc.	46,400	972
Lawson, Inc.	8,500	394

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Leopalace21 Corp.	16,700	$128
Mabuchi Motor Co. Ltd.	2,200	100
Makita Corp.	15,100	308
Marubeni Corp.	202,000	913
Marui Group Co. Ltd. *	37,900	285
Maruichi Steel Tube Ltd.	3,800	104
Matsushita Electric Industrial Co. Ltd.	225,000	3,906
Matsushita Electric Works Ltd.	47,000	419
Mazda Motor Corp.	117,000	474
Mediceo Paltac Holdings Co. Ltd.	18,200	223
Meiji Dairies Corp.	36,000	191
Minebea Co. Ltd.	49,000	184
Mitsubishi Chemical Holdings Corp.	159,000	842
Mitsubishi Corp.	165,900	3,453
Mitsubishi Electric Corp.	236,000	1,591
Mitsubishi Estate Co. Ltd.	144,000	2,831
Mitsubishi Gas Chemical Co., Inc.	49,000	236
Mitsubishi Heavy Industries Ltd.	392,000	1,695
Mitsubishi Logistics Corp.	6,000	76
Mitsubishi Materials Corp.	143,000	450
Mitsubishi Motors Corp. *	451,000	757
Mitsubishi Rayon Co. Ltd.	66,000	163
Mitsubishi Tanabe Pharma Corp. *	30,000	414
Mitsubishi UFJ Financial Group, Inc.	1,262,665	10,949
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,470	247
Mitsui & Co. Ltd.	212,000	2,620
Mitsui Chemicals, Inc.	79,000	349
Mitsui Engineering & Shipbuilding Co. Ltd.	101,000	192
Mitsui Fudosan Co. Ltd.	102,000	1,964
Mitsui Mining & Smelting Co. Ltd.	70,000	162
Mitsui O.S.K. Lines Ltd.	140,000	1,212
Mitsui Sumitomo Insurance Co. Ltd.	46,000	1,556
Mitsumi Electric Co. Ltd.	9,500	240
Mizuho Financial Group, Inc.	1,185	5,201
Mizuho Trust & Banking Co. Ltd.	177,000	243
Murata Manufacturing Co. Ltd.	26,600	1,068
Namco Bandai Holdings, Inc.	25,100	273
NEC Corp.	238,000	1,010
NEC Electronics Corp. *	2,800	58
NGK Insulators Ltd.	32,000	389
NGK Spark Plug Co. Ltd.	24,000	234
NHK Spring Co. Ltd.	17,000	93
Nidec Corp.	14,000	861
Nikon Corp.	42,000	999

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Nintendo Co. Ltd.	12,100	$5,039
Nippon Building Fund, Inc.	64	615
Nippon Electric Glass Co. Ltd.	47,500	430
Nippon Express Co. Ltd.	105,000	469
Nippon Meat Packers, Inc.	22,000	334
Nippon Mining Holdings, Inc.	108,000	439
Nippon Oil Corp.	161,000	814
Nippon Paper Group, Inc.	117	342
Nippon Sheet Glass Co. Ltd.	76,000	392
Nippon Steel Corp.	625,000	2,367
Nippon Telegraph & Telephone Corp.	636	2,834
Nippon Yusen Kabushiki Kaisha	137,000	889
Nipponkoa Insurance Co. Ltd.	86,000	485
Nishi-Nippon City Bank (The) Ltd.	101,000	253
Nissan Chemical Industries Ltd.	18,000	166
Nissan Motor Co. Ltd.	276,600	1,856
Nisshin Seifun Group, Inc.	25,000	335
Nisshin Steel Co. Ltd.	96,000	184
Nisshinbo Industries, Inc.	17,000	167
Nissin Food Products Co. Ltd.	10,400	370
Nitori Co. Ltd.	5,450	320
Nitto Denko Corp.	20,700	526
NOK Corp.	16,800	188
Nomura Holdings, Inc.	216,500	2,795
Nomura Real Estate Holdings, Inc.	7,000	167
Nomura Real Estate Office Fund, Inc.	33	226
Nomura Research Institute Ltd.	15,400	313
NSK Ltd.	55,000	319
NTN Corp.	53,000	277
NTT Data Corp.	158	618
NTT DoCoMo, Inc.	1,922	3,100
NTT Urban Development Corp.	155	188
Obayashi Corp.	78,000	398
Obic Co. Ltd.	970	158
Odakyu Electric Railway Co. Ltd.	79,000	585
OJI Paper Co. Ltd.	104,000	519
Okuma Corp.	20,000	117
Olympus Corp.	28,000	819
Omron Corp.	27,500	423
Ono Pharmaceutical Co. Ltd.	12,000	556
Onward Holdings Co. Ltd. *	16,000	166
Oracle Corp. Japan	5,700	258
Oriental Land Co. Ltd.	6,500	439
ORIX Corp.	11,280	1,395

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Osaka Gas Co. Ltd.	238,000	$815
OSAKA Titanium Technologies Co. *	2,100	70
Otsuka Corp.	2,300	150
Pioneer Corp.	17,400	115
Promise Co. Ltd.	9,100	175
Rakuten, Inc.	829	469
Resona Holdings, Inc.	637	844
Ricoh Co. Ltd.	82,000	1,140
Rohm Co. Ltd.	12,600	692
Sankyo Co. Ltd.	6,700	342
Santen Pharmaceutical Co. Ltd.	6,000	152
Sanyo Electric Co. Ltd. *	207,000	359
Sapporo Hokuyo Holdings, Inc.	42	210
Sapporo Holdings Ltd.	33,000	245
SBI Holdings, Inc.	2,051	307
Secom Co. Ltd.	26,100	1,092
Sega Sammy Holdings, Inc.	25,800	231
Seiko Epson Corp.	17,000	392
Sekisui Chemical Co. Ltd.	54,000	322
Sekisui House Ltd.	56,000	514
Seven & I Holdings Co. Ltd.	105,300	3,032
Sharp Corp.	122,000	1,317
Shikoku Electric Power Co., Inc.	22,800	575
Shimadzu Corp.	23,000	185
Shimamura Co. Ltd.	2,800	188
Shimano, Inc.	8,700	299
Shimizu Corp.	72,000	345
Shin-Etsu Chemical Co. Ltd.	50,200	2,391
Shinko Electric Industries	6,900	65
Shinko Securities Co. Ltd.	64,000	181
Shinsei Bank Ltd.	193,000	590
Shionogi & Co. Ltd.	38,000	769
Shiseido Co. Ltd.	40,000	896
Shizuoka Bank (The) Ltd.	75,000	739
Showa Denko K.K.	145,000	306
Showa Shell Sekiyu K.K.	22,700	219
SMC Corp. of Japan	7,100	743
Softbank Corp.	94,000	1,215
Sojitz Corp.	152,400	352
Sompo Japan Insurance, Inc.	108,000	908
Sony Corp.	122,900	3,802
Sony Financial Holdings, Inc.	116	458
Square Enix Co. Ltd.	3,400	99
Stanley Electric Co. Ltd.	18,900	276

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Sumco Corp.	15,800	$249
Sumitomo Chemical Co. Ltd.	192,000	837
Sumitomo Corp.	137,700	1,283
Sumitomo Electric Industries Ltd.	93,200	1,014
Sumitomo Heavy Industries Ltd.	72,000	345
Sumitomo Metal Industries Ltd.	470,000	1,432
Sumitomo Metal Mining Co. Ltd.	69,000	687
Sumitomo Mitsui Financial Group, Inc.	821	5,145
Sumitomo Realty & Development Co. Ltd.	47,000	1,024
Sumitomo Rubber Industries, Inc.	24,700	219
Sumitomo Trust & Banking (The) Co. Ltd.	174,000	1,155
Suruga Bank (The) Ltd.	30,000	344
Suzuken Co. Ltd.	9,400	286
Suzuki Motor Corp.	44,000	817
T&D Holdings, Inc.	24,600	1,312
Taiheiyo Cement Corp.	113,000	165
Taisei Corp.	124,000	327
Taisho Pharmaceutical Co. Ltd.	17,000	336
Taiyo Nippon Sanso Corp.	35,000	278
Takashimaya Co. Ltd.	40,000	349
Takeda Pharmaceutical Co. Ltd.	102,400	5,159
Takefuji Corp.	14,570	187
TDK Corp.	15,600	782
Teijin Ltd.	108,000	325
Terumo Corp.	20,600	1,061
THK Co. Ltd.	14,700	228
Tobu Railway Co. Ltd.	110,000	534
Toho Co. Ltd. of Tokyo	14,800	308
Toho Gas Co. Ltd.	56,000	308
Tohoku Electric Power Co., Inc.	52,300	1,123
Tokai Rika Co. Ltd.	3,900	49
Tokio Marine Holdings, Inc.	83,700	3,038
Tokuyama Corp.	30,000	174
Tokyo Broadcasting System, Inc.	2,000	34
Tokyo Electric Power Co., Inc.	149,000	3,673
Tokyo Electron Ltd.	21,300	949
Tokyo Gas Co. Ltd.	285,000	1,179
Tokyo Steel Manufacturing Co. Ltd.	13,700	150
Tokyo Tatemono Co. Ltd.	42,000	201
Tokyu Corp.	142,000	679
Tokyu Land Corp.	56,000	208
TonenGeneral Sekiyu K.K.	38,000	312
Toppan Printing Co. Ltd.	64,000	500
Toray Industries, Inc.	165,000	775

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Japan – 21.8% – continued
Toshiba Corp.	376,000	$1,624
Tosoh Corp.	67,000	198
Toto Ltd.	37,000	274
Toyo Seikan Kaisha Ltd.	20,800	319
Toyo Suisan Kaisha Ltd.	12,000	304
Toyoda Gosei Co. Ltd.	9,100	154
Toyota Boshoku Corp.	9,500	105
Toyota Industries Corp.	22,400	566
Toyota Motor Corp.	337,500	14,333
Toyota Tsusho Corp.	26,000	338
Trend Micro, Inc.	13,000	495
Ube Industries Ltd. of Japan	123,000	329
Uni-Charm Corp.	5,400	414
UNY Co. Ltd.	24,000	243
Ushio, Inc.	14,400	235
USS Co. Ltd.	3,130	201
West Japan Railway Co.	211	901
Yahoo! Japan Corp.	1,851	594
Yakult Honsha Co. Ltd.	12,100	372
Yamada Denki Co. Ltd.	10,860	824
Yamaguchi Financial Group, Inc.	25,000	301
Yamaha Corp.	22,500	386
Yamaha Motor Co. Ltd.	25,400	346
Yamato Holdings Co. Ltd.	50,000	560
Yamato Kogyo Co. Ltd.	5,100	177
Yamazaki Baking Co. Ltd.	5,000	60
Yaskawa Electric Corp.	24,000	136
Yokogawa Electric Corp.	26,800	173
		270,767
Netherlands – 4.3%
Aegon N.V.	170,228	1,522
Akzo Nobel N.V.	33,266	1,600
ASML Holding N.V. *	53,586	957
Boskalis Westminster	5,722	271
Corio N.V.	5,331	382
European Aeronautic Defence & Space Co. N.V.	41,007	710
Fugro N.V. – CVA	7,479	442
Heineken Holding N.V.	13,541	538
Heineken N.V.	29,980	1,208
ING Groep N.V. – CVA	233,461	5,079
James Hardie Industries N.V.	52,064	214
Koninklijke Ahold N.V.	145,854	1,683
Koninklijke DSM N.V.	16,651	784
Koninklijke Philips Electronics N.V.	125,894	3,448

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Netherlands – 4.3% – continued
Randstad Holdings N.V.	12,682	$335
Reed Elsevier N.V.	77,836	1,160
Royal Dutch Shell PLC, Class A (London Exchange)	434,060	12,540
Royal Dutch Shell PLC, Class B (London Exchange)	335,232	9,511
Royal KPN N.V.	220,626	3,180
SBM Offshore N.V.	17,303	373
SNS Reaal	15,057	172
TNT N.V.	46,407	1,298
TomTom N.V. *	7,002	130
Unilever N.V. (CVA)	199,344	5,632
Wolters Kluwer N.V.	38,773	790
		53,959
New Zealand – 0.1%
Auckland International Airport Ltd.	125,106	164
Contact Energy Ltd.	39,375	209
Fletcher Building Ltd.	61,598	279
Sky City Entertainment Group Ltd.	51,077	126
Telecom Corp. of New Zealand Ltd.	222,828	410
		1,188
Norway – 0.8%
Aker Solutions ASA	21,150	339
DnB NOR ASA	89,600	692
Frontline Ltd.	6,000	286
Norsk Hydro ASA	84,000	567
Orkla ASA	103,000	947
Petroleum Geo-Services ASA *	21,900	291
Renewable Energy Corp. A/S *	18,150	338
SeaDrill Ltd.	34,200	703
StatoilHydro ASA	157,102	3,746
Storebrand ASA	49,562	294
Telenor ASA	102,800	1,264
Yara International ASA	23,200	815
		10,282
Portugal – 0.3%
Banco BPI S.A. (Registered)	37,176	116
Banco Comercial Portugues S.A. (Registered)	287,249	470
Banco Espirito Santo S.A. (Registered)	28,801	357
Brisa-Auto Estradas de Portugal S.A.	39,301	392
Cimpor Cimentos de Portugal S.A.	28,428	182
Energias de Portugal S.A.	227,157	956
Jeronimo Martins SGPS, S.A.	25,765	220
Portugal Telecom, SGPS, S.A. (Registered)	74,976	759

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Portugal – 0.3% – continued
Sonae SGPS, S.A. *	112,786	$86
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS, S.A. *	20,986	156
		3,694
Singapore – 1.1%
Ascendas Real Estate Investment Trust	135,200	179
CapitaCommercial Trust	125,000	116
CapitaLand Ltd.	207,000	451
CapitaMall Trust	172,000	274
City Developments Ltd.	62,000	388
ComfortDelgro Corp. Ltd.	251,000	263
Cosco Corp. Singapore Ltd.	121,000	130
DBS Group Holdings Ltd.	139,000	1,644
Fraser and Neave Ltd.	122,563	308
Golden Agri-Resources Ltd. *	654,000	147
Jardine Cycle & Carriage Ltd.	10,576	117
Keppel Corp. Ltd.	156,000	866
Keppel Land Ltd.	52,000	104
Neptune Orient Lines Ltd.	53,000	68
Olam International Ltd.	110,381	142
Oversea-Chinese Banking Corp.	306,400	1,552
Parkway Holdings Ltd.	102,740	137
SembCorp Industries Ltd.	134,600	307
SembCorp Marine Ltd.	113,400	240
Singapore Airlines Ltd.	65,067	651
Singapore Exchange Ltd.	110,000	477
Singapore Press Holdings Ltd.	199,000	554
Singapore Technologies Engineering Ltd.	181,000	344
Singapore Telecommunications Ltd.	973,600	2,229
United Overseas Bank Ltd.	149,000	1,765
UOL Group Ltd.	66,700	118
Venture Corp. Ltd.	29,000	158
Wilmar International Ltd.	82,000	146
Yanlord Land Group Ltd.	27,000	18
		13,893
Spain – 4.2%
Abertis Infraestructuras S.A.	33,582	665
Acciona S.A.	3,500	532
Acerinox S.A.	20,688	371
ACS Actividades Cons y Serv	23,750	967
Banco Bilbao Vizcaya Argentaria S.A.	438,904	7,116
Banco de Sabadell S.A.	118,819	923
Banco Popular Espanol S.A.	101,011	1,210
Banco Santander Central Hispano S.A.	768,793	11,639

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Spain – 4.2% – continued
Bankinter S.A. *	9,476	$119
Cintra Concesiones de Infraestructuras de Transporte S.A.	29,366	349
Criteria Caixacorp S.A.	99,247	478
Enagas	21,050	454
Fomento de Construcciones y Contratas S.A.	5,026	228
Gamesa Corp. Tecnologica S.A.	22,806	784
Gas Natural SDG S.A.	14,832	552
Gestevision Telecinco S.A.	12,913	133
Grifols S.A.	14,259	364
Grupo Ferrovial S.A.	8,153	380
Iberdrola Renovables *	106,667	464
Iberdrola S.A.	427,768	4,373
Iberia (Lineas Aereas de Espana)	39,853	97
Inditex S.A.	26,698	1,139
Indra Sistemas S.A.	14,886	355
Mapfre S.A.	75,277	329
Promotora de Informaciones S.A. (Prisa)	6,248	42
Red Electrica de Espana	13,243	672
Repsol YPF S.A.	89,640	2,649
Sacyr Vallehermoso S.A.	11,180	187
Telefonica S.A.	525,730	12,570
Union Fenosa S.A.	45,228	1,108
Zardoya Otis S.A.	16,173	354
		51,603
Sweden – 2.1%
Alfa Laval AB	46,500	481
Assa Abloy AB, Class B	38,200	464
Atlas Copco AB, Class A	82,200	942
Atlas Copco AB, Class B	47,700	484
Boliden AB	37,000	157
Electrolux AB, Class B	31,600	374
Getinge AB, Class B	22,737	469
Hennes & Mauritz AB, Class B	62,550	2,545
Holmen AB, Class B	5,800	189
Husqvarna AB, Class B	34,900	263
Investor AB	56,614	1,058
Lundin Petroleum AB *	30,200	252
Millicom International Cellular S.A.	8,800	602
Modern Times Group AB, Class B	6,600	238
Nordea Bank AB	254,500	3,054
Sandvik AB	123,427	1,310
Scania AB, Class B	44,000	542
Securitas AB, Class B	38,318	433

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Sweden – 2.1% – continued
Skandinaviska Enskilda Banken AB, Class A	56,793	$893
Skanska AB, Class B	46,000	526
SKF AB, B Shares	47,200	605
Ssab Svenskt Stal AB, Class A	23,075	368
Ssab Svenskt Stal AB, Class B	10,312	143
Svenska Cellulosa AB, Class B	70,500	747
Svenska Handelsbanken AB, Class A	56,143	1,258
Swedbank AB	44,100	581
Swedish Match AB	31,200	544
Tele2 AB, Class B	37,300	425
Telefonaktiebolaget LM Ericsson, Class B	362,820	3,420
TeliaSonera AB	274,754	1,569
Volvo AB, Class B	133,100	1,209
		26,145
Switzerland – 7.9%
ABB Ltd. (Registered) *	269,246	5,166
Actelion Ltd. (Registered) *	11,719	599
Adecco S.A. (Registered)	15,054	658
Aryzta AGP *	4,329	169
Baloise Holding A.G.	6,524	445
Compagnie Financiere Richemont A.G., Class A (Bearer)	63,878	2,838
Credit Suisse Group (Registered)	128,029	6,097
EFG International (Registered)	5,607	162
Geberit A.G. (Registered)	4,979	613
Givaudan S.A. (Registered)	813	674
Holcim Ltd. (Registered)	25,805	1,889
Julius Baer Holding A.G. (Registered)	26,664	1,311
Kuehne & Nagel International A.G. (Registered)	7,232	482
Lindt & Spruengli A.G.	76	185
Logitech International S.A. (Registered) *	21,758	496
Lonza Group A.G. (Registered)	6,326	787
Nestle S.A. (Registered)	481,931	20,848
Nobel Biocare Hold A.G. (Registered) *	15,781	529
Novartis A.G. (Registered)	291,156	15,231
OC Oerlikon Corp. A.G. (Registered) *	790	156
Pargesa Holding S.A. (Bearer)	2,383	203
Roche Holding A.G. (Genusschein)	85,974	13,404
Schindler Holding A.G.	6,050	362
SGS S.A. (Registered)	574	675
Sonova Holding A.G. (Registered) *	6,023	389
STMicroelectronics N.V.	84,827	862
Straumann Holding A.G. (Registered)	697	191
Sulzer A.G. (Registered)	3,800	404

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Switzerland – 7.9% – continued
Swatch Group A.G. (Bearer)	3,924	$715
Swatch Group A.G. (Registered)	4,910	162
Swiss Life Holding (Registered) *	4,420	643
Swiss Reinsurance (Registered)	43,060	2,405
Swisscom A.G. (Registered)	2,819	842
Syngenta A.G. (Registered)	12,732	2,704
Synthes, Inc.	7,374	1,019
UBS A.G. (Registered) *	361,127	6,244
Xstrata PLC (London Exchange)	77,766	2,407
Zurich Financial Services A.G. (Registered)	17,812	4,938
		97,904
United Kingdom – 19.0%
3i Group PLC	46,856	592
Acergy S.A.	25,400	255
Alliance & Leicester PLC	45,043	220
Amec PLC	40,500	460
Anglo American PLC	161,793	5,409
Antofagasta PLC	48,935	353
Associated British Foods PLC	44,434	562
AstraZeneca PLC	178,200	7,799
Aviva PLC	325,192	2,829
BAE Systems PLC	430,791	3,162
Balfour Beatty PLC	57,098	307
Barclays PLC	997,670	6,061
Berkeley Group Holdings PLC *	10,745	147
BG Group PLC	409,425	7,419
BHP Billiton PLC	317,115	7,174
BP PLC	2,304,647	19,187
British Airways PLC	72,631	219
British American Tobacco PLC	184,715	6,036
British Energy Group PLC	126,522	1,714
British Land Co. PLC	63,484	849
British Sky Broadcasting PLC	141,561	1,053
BT Group PLC	945,764	2,732
Bunzl PLC	40,578	475
Burberry Group PLC	52,395	367
Cable & Wireless PLC	304,868	903
Cadbury Schweppes PLC	165,780	1,670
Cairn Energy PLC *	16,595	617
Capita Group PLC	74,999	932
Carnival PLC	20,434	612
Carphone Warehouse Group PLC	49,180	152
Centrica PLC	450,938	2,524
Cobham PLC	136,385	461

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
United Kingdom – 19.0% – continued
Compass Group PLC	226,831	$1,412
Daily Mail & General Trust, Class A	33,322	193
Diageo PLC	312,142	5,284
Drax Group PLC	40,241	539
Enterprise Inns PLC	65,983	212
Eurasian Natural Resources Corp.	40,647	370
FirstGroup PLC	59,822	568
Friends Provident PLC	287,912	495
G4S PLC	158,118	570
GKN PLC	83,765	295
GlaxoSmithKline PLC	669,344	14,462
Hammerson PLC	35,411	617
Hays PLC	174,773	251
HBOS PLC	642,305	1,459
Home Retail Group	107,375	457
HSBC Holdings PLC	1,469,114	23,794
ICAP PLC	64,475	417
IMI PLC	39,225	264
Imperial Tobacco Group PLC	124,358	3,996
Inchcape PLC	51,794	175
Intercontinental Hotels Group PLC	32,102	397
International Power PLC	187,182	1,207
Invensys PLC *	98,359	363
Investec PLC	47,129	258
ITV PLC	447,741	335
Johnson Matthey PLC	26,794	649
Kazakhmys PLC	25,697	269
Kingfisher PLC	295,683	701
Ladbrokes PLC	74,996	253
Land Securities Group PLC	57,627	1,301
Legal & General Group PLC	738,546	1,335
Liberty International PLC	30,561	531
Lloyds TSB Group PLC	702,057	2,921
Logica CMG PLC	191,866	373
London Stock Exchange Group PLC	18,571	288
Lonmin PLC	19,135	775
Man Group PLC	210,167	1,290
Marks & Spencer Group PLC	193,767	701
Meggitt PLC	80,662	273
Mitchells & Butlers PLC	48,794	193
Mondi PLC	43,030	201
Morrison WM Supermarkets PLC	295,678	1,373
National Express Group PLC	15,984	231

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
United Kingdom – 19.0% – continued
National Grid PLC	305,381	$3,880
Next PLC	24,644	452
Old Mutual PLC	613,153	857
Pearson PLC	100,437	1,086
Persimmon PLC	39,233	282
Prudential PLC	304,715	2,805
Reckitt Benckiser Group PLC	74,054	3,586
Reed Elsevier PLC	134,781	1,336
Rentokil Initial PLC	232,295	287
Rexam PLC	78,881	553
Rio Tinto PLC	122,132	7,600
Rolls-Royce Group PLC *	222,934	1,339
Royal & Sun Alliance Insurance Group PLC	398,203	1,074
Royal Bank of Scotland Group PLC	2,023,141	6,702
SABMiller PLC	110,600	2,161
Sage Group PLC	160,092	557
Sainsbury (J.) PLC	131,328	824
Schroders PLC	14,039	259
Scottish & Southern Energy PLC	106,484	2,707
Segro PLC	52,156	390
Serco Group PLC	57,233	370
Severn Trent PLC	28,775	695
Shire Ltd.	69,555	1,095
Smith & Nephew PLC	110,292	1,163
Smiths Group PLC	48,208	870
Stagecoach Group PLC	60,486	276
Standard Chartered PLC	173,828	4,223
Standard Life PLC	270,545	1,170
Tate & Lyle PLC	57,397	394
Tesco PLC	961,033	6,684
Thomas Cook Group PLC	57,790	228
Thomson Reuters PLC	22,826	509
Tomkins PLC	100,984	280
TUI Travel PLC	65,490	252
Tullow Oil PLC	89,441	1,142
Unilever PLC	158,854	4,313
United Business Media Ltd.	30,013	264
United Utilities Group PLC	83,375	1,032
Vedanta Resources PLC	18,129	376
Vodafone Group PLC	6,501,963	14,365
Whitbread PLC	22,250	423
William Hill PLC	48,223	203
Wolseley PLC	80,974	617

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
United Kingdom – 19.0% – continued
WPP Group PLC	138,581	$1,125
		236,106
Total Common Stocks
(Cost $1,319,287) (1)		1,207,605

PREFERRED STOCKS – 0.4%
Germany – 0.4%
Bayer Motoren Werknon VTG	653	20
Fresenius SE	9,958	719
Henkel AG & Co. KGaA	22,629	831
Porsche Automobil Holding SE	11,151	1,193
ProSieben SAT.1 Media A.G.	10,433	72
RWE A.G.	4,062	293
Volkswagen A.G.	13,136	1,638
		4,766
Italy – 0.0%
Istituto Finanziario Industriale S.p.A. *	9,345	103
Unipol Gruppo Finanziario S.p.A.	140,728	237
		340
Total Preferred Stocks
(Cost $4,833) (1)		5,106

RIGHTS – 0.0%
NATIXIS	6	–
Total Rights
(Cost $-) (1)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Dowa Holding Co. Ltd Exp. 1/29/10, Strike 1.00 Yen (2)	30,000	–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.0%
Royal Bank of Scotland Group PLC, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$90	$90
Total Short-Term Investment
(Cost $90)		90

Total Investments – 97.7%
(Cost $1,324,210)		1,212,801
Other Assets less Liabilities – 2.3%		28,135
NET ASSETS – 100.0%		$1,240,936

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
(2)	Security has been deemed worthless by the NTGI Valuation Committee.

*	Non-Income Producing Security

Percentages shown are based on net assets.

At September 30, 2008, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
SPI 200 (Australian Dollar)	30	$2,780	Long	12/08	$(70)
DJ Euro Stoxx-50 (Euro)	357	15,391	Long	12/08	(404)
FTSE 100 Index (British Pound)	67	5,924	Long	12/08	(38)
Hang Seng Index (Hong Kong Dollar)	10	1,164	Long	10/08	(32)
TOPIX Index (Japanese Yen)	64	6,537	Long	12/08	(369)

Total					$(913)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	34.6%
Japanese Yen	22.3
British Pound	21.5
Swiss Franc	7.8
Australian Dollar	6.4
All other currencies less than 5%	7.4

Total	100.0%

At September 30, 2008, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	9.4
Energy	8.2
Financials	26.3
Health Care	8.6
Industrials	11.2
Information Technology	5.1
Materials	8.6
Telecommunication Services	5.9
Utilities	6.7

Total	100.0%

At September 30, 2008, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000s)
Australian Dollar	1,206	U.S. Dollar	1,000	10/2/08	$46
Australian Dollar	727	U.S. Dollar	590	12/17/08	22
British Pound	614	Australian Dollar	1,352	10/24/08	(24)
British Pound	2,172	U.S. Dollar	4,000	10/1/08	139
British Pound	810	U.S. Dollar	1,480	12/17/08	48
Danish Krone	1,278	U.S. Dollar	250	10/1/08	9

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000s)
Euro	4,791	U.S. Dollar	7,000	10/1/08	254
Euro	3,180	U.S. Dollar	4,630	12/17/08	$170
Hong Kong Dollar	5,555	U.S. Dollar	714	12/17/08	(2)
Japanese Yen	445,253	U.S. Dollar	4,200	10/2/08	12
Japanese Yen	286,067	U.S. Dollar	2,720	12/17/08	18
New Zealand Dollar	58	U.S. Dollar	40	10/2/08	1
Norwegian Krone	1,076	U.S. Dollar	190	10/1/08	7
Singapore Dollar	300	U.S. Dollar	210	10/2/08	1
Swedish Krona	3,581	U.S. Dollar	540	10/1/08	23
Swiss Franc	1,634	U.S. Dollar	1,500	10/1/08	47
U.S. Dollar	1,915	Australian Dollar	2,317	12/17/08	(104)
U.S. Dollar	8,446	British Pound	4,627	12/17/08	(271)
U.S. Dollar	3,680	Euro	2,500	9/24/08	(175)
U.S. Dollar	15,236	Euro	10,563	12/17/08	(429)
U.S. Dollar	360	Hong Kong Dollar	2,792	12/17/08	–
U.S. Dollar	2,954	Japanese Yen	316,122	12/17/08	32
U.S. Dollar	4,130	Japanese Yen	433,632	12/17/08	(33)

Total					$(209)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$728	$(913)

Level 2	1,212,073	(209)

Level 3	–	–

Total	$1,212,801	$(1,122)

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)

Balance as of 6/30/08	$996	$–

Realized gain (loss)	–	–

Change in unrealized appreciation/depreciation	(996)	–

Net Purchases (Sales)	–	–

Transfers in and/or out of Level 3	–	–

Balance as of 9/30/08	$–	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%
Advertising – 0.3%
Harte-Hanks, Inc.	14,500	$151
Lamar Advertising Co., Class A *	29,500	911
		1,062
Aerospace/Defense – 0.8%
Alliant Techsystems, Inc. *	11,989	1,126
BE Aerospace, Inc. *	36,600	580
DRS Technologies, Inc.	16,000	1,228
		2,934
Agriculture – 0.1%
Universal Corp. of Virginia	9,361	460
Airlines – 0.2%
Airtran Holdings, Inc. *	49,700	121
Alaska Air Group, Inc. *	14,000	285
JetBlue Airways Corp. *	65,650	325
		731
Apparel – 0.4%
Timberland (The) Co., Class A *	16,600	289
Under Armour, Inc., Class A *	13,800	438
Warnaco Group (The), Inc. *	18,000	815
		1,542
Auto Manufacturers – 0.1%
Oshkosh Corp.	28,000	368
Auto Parts & Equipment – 0.6%
ArvinMeritor, Inc.	28,900	377
BorgWarner, Inc.	44,700	1,465
Lear Corp. *	28,100	295
Modine Manufacturing Co.	9,600	139
		2,276
Banks – 3.4%
Associated Banc-Corp	48,382	965
BancorpSouth, Inc.	26,900	757
Bank of Hawaii Corp.	17,100	914
Cathay General Bancorp	18,200	433
City National Corp. of California	14,900	809
Colonial BancGroup (The), Inc.	74,800	588
Commerce Bancshares, Inc. of Missouri	22,800	1,058
Cullen/Frost Bankers, Inc.	21,200	1,272
FirstMerit Corp.	29,200	613
PacWest Bancorp	10,400	297
SVB Financial Group *	12,900	747
Synovus Financial Corp.	110,100	1,140
TCF Financial Corp.	41,500	747
Webster Financial Corp.	19,872	502

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Banks – 3.4% – continued
Westamerica Bancorporation	11,600	$667
Wilmington Trust Corp.	26,600	767
		12,276
Beverages – 0.4%
Hansen Natural Corp. *	28,600	865
PepsiAmericas, Inc.	20,500	425
		1,290
Biotechnology – 1.4%
Charles River Laboratories International, Inc. *	25,664	1,425
Invitrogen Corp. *	35,700	1,349
PDL BioPharma, Inc.	47,116	439
Vertex Pharmaceuticals, Inc. *	54,900	1,825
		5,038
Building Materials – 0.6%
Louisiana-Pacific Corp.	37,200	346
Martin Marietta Materials, Inc.	15,986	1,790
		2,136
Chemicals – 3.2%
Airgas, Inc.	31,700	1,574
Albemarle Corp.	33,100	1,021
Cabot Corp.	23,100	734
Chemtura Corp.	88,000	401
Cytec Industries, Inc.	18,100	704
Ferro Corp.	14,700	295
FMC Corp.	28,800	1,480
Lubrizol Corp.	26,300	1,135
Minerals Technologies, Inc.	6,200	368
Olin Corp.	29,800	578
RPM International, Inc.	48,000	928
Sensient Technologies Corp.	16,700	470
Terra Industries, Inc.	35,100	1,032
Valspar Corp.	36,600	816
		11,536
Coal – 0.7%
Arch Coal, Inc.	53,400	1,756
Patriot Coal Corp. *	23,400	680
		2,436
Commercial Services – 5.8%
Alliance Data Systems Corp. *	24,800	1,572
Avis Budget Group, Inc. *	36,920	212
Career Education Corp. *	29,000	474
Corinthian Colleges, Inc. *	32,600	489
Corporate Executive Board Co.	14,000	438

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Commercial Services – 5.8% – continued
Corrections Corp. of America *	46,100	$1,146
Deluxe Corp.	19,000	273
DeVry, Inc.	23,600	1,169
Gartner, Inc. *	22,800	517
Global Payments, Inc.	29,000	1,301
ITT Educational Services, Inc. *	12,000	971
Kelly Services, Inc., Class A	8,600	164
Korn/Ferry International *	16,600	296
Lender Processing Services, Inc.	31,800	971
Manpower, Inc.	29,400	1,269
MPS Group, Inc. *	33,100	334
Navigant Consulting, Inc. *	15,500	308
Pharmaceutical Product Development, Inc.	45,400	1,877
Quanta Services, Inc. *	64,800	1,750
Rent-A-Center, Inc. *	24,700	550
Rollins, Inc.	12,900	245
SAIC, Inc. *	74,300	1,503
Service Corp. International	96,500	807
Sotheby’s	24,900	500
Strayer Education, Inc.	5,400	1,081
TravelCenters of America LLC – (Fractional Shares) *(1)	80,000	–
United Rentals, Inc. *	20,767	316
Valassis Communications, Inc. *	19,100	165
		20,698
Computers – 2.4%
Cadence Design Systems, Inc. *	101,900	689
Diebold, Inc.	25,100	831
DST Systems, Inc. *	16,920	947
Henry (Jack) & Associates, Inc.	31,600	643
Imation Corp.	13,400	303
Mentor Graphics Corp. *	34,000	386
NCR Corp. *	62,100	1,369
Palm, Inc.	39,700	237
SRA International, Inc., Class A *	13,800	312
Synopsys, Inc. *	55,900	1,115
Western Digital Corp. *	82,100	1,750
		8,582
Cosmetics/Personal Care – 0.3%
Alberto-Culver Co.	33,800	921
Distribution/Wholesale – 0.4%
Ingram Micro, Inc., Class A *	60,000	964
Tech Data Corp. *	19,600	585
		1,549

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Diversified Financial Services – 1.7%
Affiliated Managers Group, Inc. *	14,700	$1,218
AmeriCredit Corp. *	43,300	439
Eaton Vance Corp.	44,500	1,568
Jefferies Group, Inc.	43,600	977
Raymond James Financial, Inc.	36,000	1,187
Waddell & Reed Financial, Inc., Class A	33,800	836
		6,225
Electric – 5.1%
Alliant Energy Corp.	40,600	1,308
Black Hills Corp.	12,800	398
DPL, Inc.	45,800	1,136
Great Plains Energy, Inc.	47,548	1,057
Hawaiian Electric Industries, Inc.	29,400	856
Idacorp, Inc.	17,100	497
MDU Resources Group, Inc.	67,050	1,944
Northeast Utilities	57,600	1,477
NSTAR	37,800	1,266
OGE Energy Corp.	33,500	1,034
PNM Resources, Inc.	31,985	328
Puget Energy, Inc.	45,900	1,226
SCANA Corp.	46,000	1,791
Sierra Pacific Resources	85,900	823
Westar Energy, Inc.	42,500	979
Wisconsin Energy Corp.	45,400	2,038
		18,158
Electrical Components & Equipment – 1.2%
Ametek, Inc.	39,250	1,600
Energizer Holdings, Inc. *	22,300	1,796
Hubbell, Inc., Class B	21,100	740
		4,136
Electronics – 2.5%
Arrow Electronics, Inc. *	44,900	1,177
Avnet, Inc. *	55,400	1,365
Flir Systems, Inc. *	53,300	2,048
Gentex Corp.	53,200	761
National Instruments Corp.	20,100	604
Thomas & Betts Corp. *	20,700	809
Trimble Navigation Ltd. *	43,900	1,135
Varian, Inc. *	11,800	506
Vishay Intertechnology, Inc. *	66,200	438
		8,843
Engineering & Construction – 1.0%
Dycom Industries, Inc. *	13,500	176

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Engineering & Construction – 1.0% – continued
Granite Construction, Inc.	11,900	$426
KBR, Inc.	63,100	964
Shaw Group (The), Inc. *	30,600	940
URS Corp. *	31,200	1,144
		3,650
Entertainment – 0.7%
DreamWorks Animation SKG, Inc., Class A *	31,100	978
International Speedway Corp., Class A	10,900	424
Macrovision Solutions Corp. *	30,200	465
Scientific Games Corp., Class A *	25,500	587
		2,454
Environmental Control – 1.1%
Mine Safety Appliances Co.	10,300	393
Republic Services, Inc.	56,750	1,701
Stericycle, Inc. *	32,700	1,926
		4,020
Food – 1.7%
Corn Products International, Inc.	27,300	881
Hormel Foods Corp.	28,100	1,019
JM Smucker (The) Co.	20,200	1,024
Lancaster Colony Corp.	6,700	252
Ralcorp Holdings, Inc. *	21,700	1,463
Ruddick Corp.	14,900	484
Smithfield Foods, Inc. *	45,300	719
Tootsie Roll Industries, Inc.	7,707	223
		6,065
Forest Products & Paper – 0.6%
Potlatch Corp.	13,728	637
Rayonier, Inc.	29,750	1,408
		2,045
Gas – 1.0%
AGL Resources, Inc.	26,500	831
Energen Corp.	27,400	1,241
Vectren Corp.	29,900	833
WGL Holdings, Inc.	18,700	607
		3,512
Hand/Machine Tools – 0.5%
Kennametal, Inc.	27,800	754
Lincoln Electric Holdings, Inc.	16,200	1,042
		1,796
Healthcare – Products – 4.4%
Advanced Medical Optics, Inc. *	20,800	370
Affymetrix, Inc. *	25,700	199

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Healthcare – Products – 4.4% – continued
Beckman Coulter, Inc.	23,300	$1,654
Dentsply International, Inc.	56,000	2,102
Edwards Lifesciences Corp. *	21,800	1,259
Gen-Probe, Inc. *	19,900	1,056
Henry Schein, Inc. *	34,400	1,852
Hill-Rom Holdings, Inc.	23,600	715
Hologic, Inc. *	94,312	1,823
IDEXX Laboratories, Inc. *	22,400	1,228
Kinetic Concepts, Inc. *	20,100	575
Resmed, Inc. *	28,300	1,217
STERIS Corp.	22,100	830
Techne Corp. *	14,000	1,010
		15,890
Healthcare – Services – 2.5%
Apria Healthcare Group, Inc. *	15,600	284
Community Health Systems, Inc. *	35,300	1,035
Covance, Inc. *	23,300	2,060
Health Management Associates, Inc., Class A *	92,000	383
Health Net, Inc. *	39,800	939
Kindred Healthcare, Inc. *	10,200	281
LifePoint Hospitals, Inc. *	20,900	672
Lincare Holdings, Inc. *	27,100	815
Psychiatric Solutions, Inc. *	20,500	778
Universal Health Services, Inc., Class B	19,789	1,109
WellCare Health Plans, Inc. *	16,000	576
		8,932
Home Builders – 1.1%
Hovnanian Enterprises, Inc., Class A *	19,400	155
MDC Holdings, Inc.	13,900	509
NVR, Inc. *	2,125	1,215
Ryland Group, Inc.	16,900	448
Thor Industries, Inc.	12,600	313
Toll Brothers, Inc. *	50,000	1,261
		3,901
Home Furnishings – 0.1%
Furniture Brands International, Inc.	18,900	199
Household Products/Wares – 0.8%
American Greetings Corp., Class A	21,000	321
Blyth, Inc.	7,100	81
Church & Dwight Co., Inc.	24,600	1,527
Scotts Miracle-Gro (The) Co., Class A	17,100	404
Tupperware Brands Corp.	23,000	636
		2,969

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Insurance – 4.4%
American Financial Group, Inc. of Ohio	26,200	$773
Brown & Brown, Inc.	43,700	945
Everest Re Group Ltd.	23,900	2,068
Fidelity National Financial, Inc., Class A	79,277	1,165
First American Corp.	35,921	1,060
Gallagher (Arthur J.) & Co.	35,700	916
Hanover Insurance Group (The), Inc.	18,328	834
HCC Insurance Holdings, Inc.	42,400	1,145
Horace Mann Educators Corp.	13,000	167
Mercury General Corp.	11,900	652
Old Republic International Corp.	83,800	1,068
Philadelphia Consolidated Holding Co. *	22,300	1,306
PMI Group (The), Inc.	31,500	93
Protective Life Corp.	25,900	738
StanCorp Financial Group, Inc.	18,941	985
Unitrin, Inc.	18,200	454
W.R. Berkley Corp.	54,775	1,290
		15,659
Internet – 1.5%
Avocent Corp. *	16,600	340
Digital River, Inc. *	13,712	444
F5 Networks, Inc. *	31,000	725
McAfee, Inc. *	55,700	1,891
NetFlix, Inc. *	16,600	513
Priceline.com, Inc. *	14,200	972
ValueClick, Inc. *	35,500	363
		5,248
Investment Companies – 0.2%
Apollo Investment Corp.	52,600	897
Iron/Steel – 1.3%
Carpenter Technology Corp.	17,700	454
Cleveland-Cliffs, Inc.	39,700	2,102
Reliance Steel & Aluminum Co.	23,200	881
Steel Dynamics, Inc.	68,500	1,170
		4,607
Leisure Time – 0.2%
Callaway Golf Co.	23,700	333
Life Time Fitness, Inc. *	12,300	385
		718
Lodging – 0.1%
Boyd Gaming Corp.	21,400	200
Machinery – Construction & Mining – 0.5%
Joy Global, Inc.	41,050	1,853

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Machinery – Diversified – 2.6%
AGCO Corp. *	34,100	$1,453
Flowserve Corp.	21,600	1,918
Graco, Inc.	23,400	833
IDEX Corp.	29,300	909
Nordson Corp.	13,400	658
Roper Industries, Inc.	34,100	1,942
Wabtec Corp.	19,000	973
Zebra Technologies Corp., Class A *	23,300	649
		9,335
Media – 0.6%
Belo Corp., Class A	37,300	222
Entercom Communications Corp., Class A	8,700	44
FactSet Research Systems, Inc.	15,700	820
Media General, Inc., Class A	8,600	107
Scholastic Corp.	10,800	278
Wiley (John) & Sons, Inc., Class A	16,000	647
		2,118
Metal Fabrication/Hardware – 0.6%
Commercial Metals Co.	44,500	752
Timken (The) Co.	33,700	955
Worthington Industries, Inc.	23,600	353
		2,060
Miscellaneous Manufacturing – 3.1%
Aptargroup, Inc.	25,000	978
Brink’s (The) Co.	16,600	1,013
Carlisle Cos., Inc.	24,000	719
Crane Co.	18,200	541
Donaldson Co., Inc.	28,500	1,194
Federal Signal Corp.	15,300	210
Harsco Corp.	31,000	1,153
Matthews International Corp., Class A	10,800	548
Pentair, Inc.	36,700	1,269
SPX Corp.	20,800	1,602
Teleflex, Inc.	15,000	952
Trinity Industries, Inc.	29,750	765
		10,944
Office Furnishings – 0.2%
Herman Miller, Inc.	20,800	509
HNI Corp.	15,500	393
		902
Oil & Gas – 4.8%
Bill Barrett Corp. *	15,000	482

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Oil & Gas – 4.8% continued
Cimarex Energy Co.	32,000	$1,565
Denbury Resources, Inc. *	91,100	1,735
Encore Acquisition Co. *	20,700	865
Equitable Resources, Inc.	48,100	1,764
Forest Oil Corp. *	33,800	1,677
Frontier Oil Corp.	39,200	722
Helmerich & Payne, Inc.	38,300	1,654
Newfield Exploration Co. *	48,800	1,561
Patterson-UTI Energy, Inc.	60,700	1,215
Plains Exploration & Production Co. *	39,827	1,400
Pride International, Inc. *	63,500	1,880
Quicksilver Resources, Inc. *	40,500	795
		17,315
Oil & Gas Services – 1.7%
Exterran Holdings, Inc. *	24,800	793
FMC Technologies, Inc. *	47,100	2,192
Helix Energy Solutions Group, Inc. *	35,500	862
Oceaneering International, Inc. *	20,800	1,109
Superior Energy Services, Inc. *	31,600	984
		5,940
Packaging & Containers – 1.0%
Greif, Inc., Class A	12,300	807
Packaging Corp. of America	39,300	911
Sonoco Products Co.	35,900	1,066
Temple-Inland, Inc.	41,500	633
		3,417
Pharmaceuticals – 2.6%
Cephalon, Inc. *	25,300	1,960
Endo Pharmaceuticals Holdings, Inc. *	44,700	894
Medicis Pharmaceutical Corp., Class A	21,300	318
NBTY, Inc. *	19,400	573
Omnicare, Inc.	40,300	1,159
Perrigo Co.	29,900	1,150
Sepracor, Inc. *	39,900	730
United Therapeutics Corp. *	8,900	936
Valeant Pharmaceuticals International *	31,800	651
VCA Antech, Inc. *	31,000	914
		9,285
Pipelines – 0.8%
National Fuel Gas Co.	31,900	1,345
Oneok, Inc.	40,900	1,407
		2,752

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Real Estate – 0.2%
Jones Lang LaSalle, Inc.	15,200	$661
Real Estate Investment Trusts – 6.7%
Alexandria Real Estate Equities, Inc.	11,500	1,294
AMB Property Corp.	35,700	1,617
BRE Properties, Inc.	20,300	995
Camden Property Trust	19,700	903
Cousins Properties, Inc.	14,700	371
Duke Realty Corp.	52,900	1,300
Equity One, Inc.	11,200	230
Essex Property Trust, Inc.	10,100	1,195
Federal Realty Investment Trust	21,600	1,849
Health Care REIT, Inc.	39,300	2,092
Highwoods Properties, Inc.	23,200	825
Hospitality Properties Trust	35,538	729
Liberty Property Trust	35,200	1,325
Macerich (The) Co.	28,749	1,830
Mack-Cali Realty Corp.	26,300	891
Nationwide Health Properties, Inc.	37,600	1,353
Realty Income Corp.	37,400	958
Regency Centers Corp.	26,766	1,785
UDR, Inc.	47,500	1,242
Weingarten Realty Investors	28,018	999
		23,783
Retail – 7.1%
99 Cents Only Stores *	18,800	206
Advance Auto Parts, Inc.	34,550	1,370
Aeropostale, Inc. *	25,900	832
American Eagle Outfitters, Inc.	76,300	1,164
AnnTaylor Stores Corp. *	21,900	452
Barnes & Noble, Inc.	15,300	399
BJ’s Wholesale Club, Inc. *	23,200	902
Bob Evans Farms, Inc.	13,000	355
Borders Group, Inc.	22,100	145
Brinker International, Inc.	36,300	649
Carmax, Inc. *	80,500	1,127
Charming Shoppes, Inc. *	42,404	207
Cheesecake Factory (The), Inc. *	26,000	380
Chico’s FAS, Inc. *	63,200	346
Chipotle Mexican Grill, Inc., Class A *	12,100	671
Coldwater Creek, Inc. *	20,496	119
Collective Brands, Inc. *	23,500	430
Copart, Inc. *	25,000	950
Dick’s Sporting Goods, Inc. *	30,700	601
Dollar Tree, Inc. *	34,800	1,265

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Retail – 7.1% – continued
Foot Locker, Inc.	55,900	$903
Guess?, Inc.	21,900	762
Hanesbrands, Inc. *	35,800	779
J Crew Group, Inc. *	20,200	577
MSC Industrial Direct Co., Class A	16,700	769
O’Reilly Automotive, Inc. *	49,700	1,330
Pacific Sunwear of California, Inc. *	26,900	181
PetSmart, Inc.	48,700	1,203
Phillips-Van Heusen Corp.	18,800	713
Regis Corp.	15,300	421
Ross Stores, Inc.	49,200	1,811
Saks, Inc. *	52,400	485
Urban Outfitters, Inc. *	41,500	1,323
Wendy’s/Arby’s Group, Inc.	175,300	922
Williams-Sonoma, Inc.	31,500	510
		25,259
Savings & Loans – 1.2%
Astoria Financial Corp.	32,400	672
First Niagara Financial Group, Inc.	43,882	691
New York Community Bancorp, Inc.	127,208	2,136
Washington Federal, Inc.	35,500	655
		4,154
Semiconductors – 1.7%
Atmel Corp. *	160,200	543
Cree, Inc. *	32,900	750
Fairchild Semiconductor International, Inc. *	44,500	396
Integrated Device Technology, Inc. *	63,430	494
International Rectifier Corp. *	27,300	519
Intersil Corp., Class A	49,000	812
Lam Research Corp. *	46,400	1,461
Semtech Corp. *	25,700	359
Silicon Laboratories, Inc. *	19,200	589
		5,923
Software – 2.8%
ACI Worldwide, Inc. *	13,700	240
Acxiom Corp.	25,975	326
Advent Software, Inc. *	6,700	236
Ansys, Inc. *	34,300	1,299
Broadridge Financial Solutions, Inc.	51,700	796
Cerner Corp. *	24,800	1,107
Dun & Bradstreet Corp.	20,487	1,933
Fair Isaac Corp.	17,400	401
Metavante Technologies, Inc. *	32,400	624
Parametric Technology Corp. *	45,200	832

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued
Software – 2.8% – continued
SEI Investments Co.	48,500	$1,077
Sybase, Inc. *	29,213	894
Wind River Systems, Inc. *	25,800	258
		10,023
Telecommunications – 1.9%
3Com Corp. *	149,600	349
ADC Telecommunications, Inc. *	46,800	395
Adtran, Inc.	22,700	442
Cincinnati Bell, Inc. *	93,300	288
CommScope, Inc. *	25,287	876
Foundry Networks, Inc. *	56,900	1,036
NeuStar, Inc., Class A *	28,500	567
Plantronics, Inc.	17,000	383
Polycom, Inc. *	33,300	770
RF Micro Devices, Inc. *	97,500	285
Telephone & Data Systems, Inc.	39,400	1,409
		6,800
Textiles – 0.4%
Mohawk Industries, Inc. *	21,400	1,442
Toys, Games & Hobbies – 0.2%
Marvel Entertainment, Inc. *	17,600	601
Transportation – 1.8%
Alexander & Baldwin, Inc.	16,000	705
Con-way, Inc.	16,091	710
Hunt (J.B.) Transport Services, Inc.	31,700	1,058
Kansas City Southern *	34,400	1,526
Overseas Shipholding Group, Inc.	9,700	566
Tidewater, Inc.	20,200	1,118
Werner Enterprises, Inc.	17,200	373
YRC Worldwide, Inc. *	21,100	251
		6,307
Trucking & Leasing – 0.2%
GATX Corp.	17,159	679
Water – 0.2%
Aqua America, Inc.	50,866	904
Total Common Stocks
(Cost $393,312)		348,416

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.8%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$5,837	$5,837
U.S. Treasury Bill, (2) 2.09%, 12/4/08	655	653
Total Short-Term Investments
(Cost $6,490)		6,490

Total Investments – 99.5%
(Cost $399,802)		354,906
Other Assets less Liabilities -0.5%		1,748
NET ASSETS – 100.0%		$356,654

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
S&P Midcap 400 E-Mini	117	$8,545	Long	12/08	$(176)

At September 30, 2008, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.8%
Consumer Staples	3.9
Energy	7.4
Financials	19.0
Health Care	12.1
Industrials	15.6
Information Technology	13.0
Materials	6.9
Telecommunication Services	0.5
Utilities	7.8

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$348,416	$(176)

Level 2	6,490	–

Level 3	–	–

Total	$354,906	$(176)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%
Advertising – 0.2%
Greenfield Online, Inc. *	8,200	$143
Harte-Hanks, Inc.	8,500	88
inVentiv Health, Inc. *	9,700	171
Marchex, Inc., Class B	7,100	73
		475
Aerospace/Defense – 1.4%
AAR Corp. *	10,000	166
Aerovironment, Inc. *	3,479	111
Argon ST, Inc. *	4,240	99
Cubic Corp.	3,900	96
Curtiss-Wright Corp.	13,000	591
Ducommun, Inc.	3,600	86
Esterline Technologies Corp. *	7,700	305
GenCorp, Inc. *	15,700	106
Heico Corp.	6,700	220
Herley Industries, Inc. *	2,800	48
Kaman Corp.	7,600	216
LMI Aerospace, Inc. *	1,800	36
Moog, Inc., Class A *	11,362	487
National Presto Industries, Inc.	1,500	112
Orbital Sciences Corp. *	15,600	374
Teledyne Technologies, Inc. *	9,600	549
TransDigm Group, Inc. *	9,782	335
Triumph Group, Inc.	4,400	201
		4,138
Agriculture – 0.4%
AgFeed Industries, Inc. *	6,200	49
Alico, Inc.	1,100	52
Alliance One International, Inc. *	28,700	109
Andersons (The), Inc.	5,500	194
Cadiz, Inc. *	2,400	46
Maui Land & Pineapple Co., Inc. *	1,100	30
Star Scientific, Inc. *	16,400	58
Tejon Ranch Co. *	2,800	104
Universal Corp. of Virginia	7,100	349
Vector Group Ltd.	10,360	183
		1,174
Airlines – 0.6%
Airtran Holdings, Inc. *	37,600	91
Alaska Air Group, Inc. *	9,700	198
Allegiant Travel Co. *	4,328	153
Hawaiian Holdings, Inc. *	12,300	114
JetBlue Airways Corp. *	45,200	224
Republic Airways Holdings, Inc. *	11,000	112

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Airlines – 0.6% – continued
Skywest, Inc.	16,200	$259
UAL Corp.	34,400	302
US Airways Group, Inc. *	31,800	192
		1,645
Apparel – 1.4%
American Apparel, Inc. *	7,800	64
Carter’s, Inc. *	15,100	298
Cherokee, Inc.	2,900	64
Columbia Sportswear Co.	3,900	164
CROCS, Inc. *	24,400	87
Deckers Outdoor Corp. *	3,600	375
G-III Apparel Group Ltd. *	4,700	88
Gymboree Corp. *	7,400	263
Iconix Brand Group, Inc. *	16,900	221
K-Swiss, Inc., Class A	8,200	143
Maidenform Brands, Inc. *	5,300	77
Oxford Industries, Inc.	4,600	119
Perry Ellis International, Inc. *	3,900	58
Quiksilver, Inc. *	35,000	201
Skechers U.S.A., Inc., Class A *	8,400	141
Steven Madden Ltd. *	5,500	136
Timberland (The) Co., Class A *	12,200	212
True Religion Apparel, Inc. *	5,100	132
Under Armour, Inc., Class A *	8,800	279
Unifi, Inc. *	10,000	48
Volcom, Inc. *	5,394	93
Warnaco Group (The), Inc. *	13,100	593
Weyco Group, Inc.	1,900	63
Wolverine World Wide, Inc.	13,100	347
		4,266
Auto Manufacturers – 0.1%
Force Protection, Inc. *	21,100	56
Wabash National Corp.	9,800	93
		149
Auto Parts & Equipment – 0.7%
Accuride Corp. *	7,600	12
American Axle & Manufacturing Holdings, Inc.	12,500	67
Amerigon, Inc. *	7,400	49
ArvinMeritor, Inc.	19,800	258
ATC Technology Corp. *	6,500	154
Commercial Vehicle Group, Inc. *	5,800	41
Cooper Tire & Rubber Co.	17,300	149
Dana Holding Corp. *	26,300	127
Dorman Products, Inc. *	700	9

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Auto Parts & Equipment – 0.7% – continued
Exide Technologies *	21,500	$159
Fuel Systems Solutions, Inc. *	3,600	124
Hayes Lemmerz International, Inc. *	22,800	62
Lear Corp. *	17,600	185
Modine Manufacturing Co.	8,400	121
Spartan Motors, Inc.	10,400	33
Superior Industries International, Inc.	7,300	140
Tenneco, Inc. *	12,400	132
Titan International, Inc.	9,000	192
Visteon Corp. *	39,200	91
Wonder Auto Technology, Inc. *	2,800	18
		2,123
Banks – 7.0%
1st Source Corp.	3,608	85
Amcore Financial, Inc.	7,783	72
Ameris Bancorp	3,520	52
Ames National Corp.	1,500	39
Arrow Financial Corp.	1,600	47
Bancfirst Corp.	1,928	93
Banco Latinoamericano de Exportaciones S.A., Class E	6,500	94
BancTrust Financial Group, Inc.	4,000	53
Bank Mutual Corp.	15,306	174
Bank of the Ozarks, Inc.	4,700	127
Banner Corp.	5,600	67
Boston Private Financial Holdings, Inc.	15,200	133
Bryn Mawr Bank Corp.	1,000	22
Camden National Corp.	1,600	56
Capital City Bank Group, Inc.	3,208	101
Capitol Bancorp Ltd.	3,700	72
Cardinal Financial Corp.	5,200	42
Cascade Bancorp	5,856	52
Cass Information Systems, Inc.	1,815	65
Cathay General Bancorp	15,100	359
Centerstate Banks of Florida, Inc.	500	9
Central Pacific Financial Corp.	9,280	156
Chemical Financial Corp.	6,404	199
Citizens & Northern Corp.	1,900	41
Citizens Republic Bancorp, Inc.	24,723	76
City Bank Lynwood of Washington	5,300	83
City Holding Co.	5,100	215
CoBiz Financial, Inc.	5,850	70
Colonial BancGroup (The), Inc.	55,200	434
Columbia Banking System, Inc.	4,366	77

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Banks – 7.0% – continued
Community Bank System, Inc.	7,800	$196
Community Trust Bancorp, Inc.	3,835	132
Corus Bankshares, Inc.	12,500	51
CVB Financial Corp.	20,354	283
East-West Bancorp, Inc.	19,800	271
Enterprise Financial Services Corp.	2,400	54
Farmers Capital Bank Corp.	1,200	32
Financial Institutions, Inc.	1,700	34
First Bancorp of North Carolina	3,400	58
First BanCorp of Puerto Rico	22,200	246
First Bancorp, Inc. of Maine	1,600	31
First Busey Corp.	7,916	145
First Commonwealth Financial Corp.	22,528	303
First Community Bancshares, Inc. of Virginia	2,559	96
First Financial Bancorp	9,124	133
First Financial Bankshares, Inc.	6,361	330
First Financial Corp. of Indiana	3,306	155
First Merchants Corp.	4,627	106
First Midwest Bancorp, Inc. of Illinois	14,800	359
First South Bancorp, Inc. of North Carolina	2,300	40
FirstMerit Corp.	23,900	502
FNB Corp. of Pennsylvania	22,759	364
Frontier Financial Corp.	15,050	202
Glacier Bancorp, Inc.	16,244	402
Green Bankshares, Inc.	4,600	108
Guaranty Bancorp *	13,000	79
Hancock Holding Co.	7,824	399
Hanmi Financial Corp.	13,400	68
Harleysville National Corp.	7,970	135
Heartland Financial USA, Inc.	3,200	80
Heritage Commerce Corp.	4,700	72
Home Bancshares, Inc.	3,348	87
IBERIABANK Corp.	4,111	217
Independent Bank Corp. of Massachusetts	5,500	171
Integra Bank Corp.	7,243	58
International Bancshares Corp.	13,460	363
Lakeland Bancorp, Inc.	5,641	66
Lakeland Financial Corp.	3,400	75
MainSource Financial Group, Inc.	6,270	123
MB Financial, Inc.	10,572	350
Midwest Banc Holdings, Inc.	4,800	19
Nara Bancorp, Inc.	5,800	65
National Penn Bancshares, Inc.	23,600	345
NBT Bancorp, Inc.	8,404	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Banks – 7.0% – continued
Old National Bancorp of Indiana	20,195	$404
Old Second Bancorp, Inc.	5,038	93
Oriental Financial Group, Inc.	7,647	137
Pacific Capital Bancorp	14,333	292
Pacific Continental Corp.	1,400	21
PacWest Bancorp	6,202	177
Park National Corp.	3,125	244
Peapack Gladstone Financial Corp.	1,700	57
Pennsylvania Commerce Bancorp, Inc. *	800	24
Peoples Bancorp, Inc. of Ohio	2,860	62
Pinnacle Financial Partners, Inc. *	5,800	179
Premierwest Bancorp	1,400	11
PrivateBancorp, Inc.	5,900	246
Prosperity Bancshares, Inc.	11,700	398
Provident Bankshares Corp.	11,156	108
Renasant Corp.	5,100	111
Republic Bancorp, Inc. of Kentucky, Class A	2,197	67
S & T Bancorp, Inc.	7,300	269
Sandy Spring Bancorp, Inc.	4,100	91
Santander BanCorp	1,379	15
SCBT Financial Corp.	2,506	94
Seacoast Banking Corp. of Florida	5,020	54
Shore Bancshares, Inc.	1,600	41
Sierra Bancorp	1,600	33
Signature Bank of New York *	9,000	314
Simmons First National Corp., Class A	3,600	128
Smithtown Bancorp, Inc.	1,600	36
South Financial Group (The), Inc.	23,300	171
Southside Bancshares, Inc.	3,231	81
Southwest Bancorp, Inc. of Oklahoma	3,600	64
State Bancorp, Inc. of New York	2,700	40
StellarOne Corp.	4,900	101
Sterling Bancorp of New York	6,529	94
Sterling Bancshares, Inc. of Texas	22,387	234
Sterling Financial Corp. of Washington	17,282	251
Suffolk Bancorp	2,900	114
Sun Bancorp, Inc. of New Jersey *	4,322	59
Susquehanna Bancshares, Inc.	25,452	497
SVB Financial Group *	8,900	516
SY Bancorp, Inc.	3,485	107
Texas Capital Bancshares, Inc. *	7,700	160
Tompkins Financial Corp.	1,653	83
TowneBank/Portsmouth VA	5,200	114
Trico Bancshares	3,800	82

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Banks – 7.0% – continued
Trustco Bank Corp. of New York	21,894	$256
Trustmark Corp.	14,900	309
UCBH Holdings, Inc.	35,600	228
UMB Financial Corp.	9,012	473
Umpqua Holdings Corp.	18,331	270
Union Bankshares Corp. of Virginia	3,700	89
United Bankshares, Inc.	11,500	403
United Community Banks, Inc. of Georgia	12,495	166
United Security Bancshares of California	2,000	33
Univest Corp. of Pennsylvania	3,250	120
W. Holding Co., Inc.	29,900	16
Washington Trust Bancorp, Inc.	3,300	88
WesBanco, Inc.	6,800	181
West Bancorporation	3,700	48
West Coast Bancorp of Oregon	4,807	70
Westamerica Bancorporation	8,500	489
Western Alliance Bancorp *	4,800	74
Wilshire Bancorp, Inc.	4,200	51
Wintrust Financial Corp.	7,500	220
Yadkin Valley Financial Corp.	2,100	36
		20,915
Beverages – 0.2%
Boston Beer Co., Inc., Class A *	2,400	114
Coca-Cola Bottling Co. Consolidated	1,327	58
Farmer Bros. Co.	2,000	50
Green Mountain Coffee Roasters, Inc. *	5,100	201
National Beverage Corp. *	2,760	24
Peet’s Coffee & Tea, Inc. *	4,700	131
		578
Biotechnology – 3.0%
Acorda Therapeutics, Inc. *	10,300	246
Affymax, Inc. *	2,259	45
Alexion Pharmaceuticals, Inc. *	21,556	847
Alnylam Pharmaceuticals, Inc. *	10,200	295
AMAG Pharmaceuticals, Inc. *	4,950	192
American Oriental Bioengineering, Inc. *	16,000	104
Arena Pharmaceuticals, Inc. *	22,700	114
Ariad Pharmaceuticals, Inc. *	23,200	57
Arqule, Inc. *	14,100	45
Avant Immunotherapeutics, Inc. *	4,800	56
Bio-Rad Laboratories, Inc., Class A *	5,100	506
BioMimetic Therapeutics, Inc. *	4,300	48
Cambrex Corp. *	9,900	61
Celera Corp. *	21,100	326

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Biotechnology – 3.0% – continued
Cell Genesys, Inc. *	26,400	$16
Clinical Data, Inc. *	2,100	34
Cougar Biotechnology, Inc. *	3,900	130
Cytokinetics, Inc. *	7,400	35
Dendreon Corp. *	27,800	159
Discovery Laboratories, Inc. *	30,900	58
Emergent Biosolutions, Inc. *	4,900	64
Enzo Biochem, Inc. *	8,107	89
Enzon Pharmaceuticals, Inc. *	14,400	106
Exelixis, Inc. *	31,100	189
Geron Corp. *	24,300	96
GTx, Inc. *	5,900	112
Halozyme Therapeutics, Inc. *	18,100	133
Human Genome Sciences, Inc. *	39,233	249
Idera Pharmaceuticals, Inc. *	4,900	69
Immunogen, Inc. *	12,400	61
Immunomedics, Inc. *	14,700	26
Incyte Corp. *	19,900	152
InterMune, Inc. *	9,500	163
Lexicon Pharmaceuticals, Inc. *	16,000	28
Ligand Pharmaceuticals, Inc., Class B *	21,500	63
Martek Biosciences Corp.	8,800	277
Maxygen, Inc. *	8,100	34
Molecular Insight Pharmaceuticals, Inc. *	1,200	9
Momenta Pharmaceuticals, Inc. *	7,400	97
Myriad Genetics, Inc. *	12,627	819
Novavax, Inc. *	10,800	31
NPS Pharmaceuticals, Inc. *	11,800	84
Omrix Biopharmaceuticals, Inc. *	4,500	81
Optimer Pharmaceuticals, Inc. *	5,000	40
Orexigen Therapeutics, Inc. *	4,548	49
OSI Pharmaceuticals, Inc. *	15,600	769
PDL BioPharma, Inc.	32,400	302
Protalix BioTherapeutics, Inc. *	499	1
Regeneron Pharmaceuticals, Inc. *	16,600	362
Repligen Corp. *	6,200	29
RTI Biologics, Inc. *	16,300	152
Sangamo BioSciences, Inc. *	11,200	86
Seattle Genetics, Inc. *	15,900	170
Sequenom, Inc. *	15,800	421
Tercica, Inc. *	6,300	56
Xoma Ltd. *	42,800	90
Zymogenetics, Inc. *	12,000	80
		9,013

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Building Materials – 0.8%
AAON, Inc.	4,500	$82
Apogee Enterprises, Inc.	8,700	131
Builders FirstSource, Inc. *	4,200	25
China Architectural Engineering, Inc. *	6,100	43
Comfort Systems USA, Inc.	12,300	164
Drew Industries, Inc. *	6,200	106
Gibraltar Industries, Inc.	8,150	153
Interline Brands, Inc. *	9,630	156
Louisiana-Pacific Corp.	27,000	251
LSI Industries, Inc.	6,612	55
NCI Building Systems, Inc. *	5,700	181
Quanex Building Products Corp.	9,400	143
Simpson Manufacturing Co., Inc.	9,600	260
Texas Industries, Inc.	6,400	262
Trex Co., Inc. *	5,200	94
U.S. Concrete, Inc. *	12,800	57
Universal Forest Products, Inc.	5,100	178
		2,341
Chemicals – 1.8%
Aceto Corp.	5,300	51
American Vanguard Corp.	6,200	94
Arch Chemicals, Inc.	6,500	230
Balchem Corp.	4,450	119
Ferro Corp.	11,350	228
Fuller (H.B.) Co.	13,519	282
Grace (W.R.) & Co. *	19,600	296
Hercules, Inc.	32,900	651
ICO, Inc. *	5,900	33
Innophos Holdings, Inc.	3,300	80
Innospec, Inc.	7,100	86
Landec Corp. *	5,500	45
Minerals Technologies, Inc.	5,600	332
NewMarket Corp.	3,900	205
Olin Corp.	20,400	396
OM Group, Inc. *	8,000	180
Penford Corp.	4,200	74
PolyOne Corp. *	24,100	155
Quaker Chemical Corp.	3,400	97
Rockwood Holdings, Inc. *	12,097	310
Schulman (A.), Inc.	6,900	137
Sensient Technologies Corp.	12,700	357
ShengdaTech, Inc. *	9,600	67
Solutia, Inc. *	26,300	368
Spartech Corp.	9,700	96

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Chemicals – 1.8% – continued
Stepan Co.	1,700	$93
Symyx Technologies, Inc. *	9,100	90
Westlake Chemical Corp.	4,500	95
Zep, Inc.	5,550	98
Zoltek Cos., Inc. *	7,200	123
		5,468
Coal – 0.1%
International Coal Group, Inc. *	34,600	216
James River Coal Co. *	6,900	151
National Coal Corp. *	8,000	42
Westmoreland Coal Co. *	1,900	30
		439
Commercial Services – 5.4%
Aaron Rents, Inc.	11,850	321
ABM Industries, Inc.	12,848	281
Administaff, Inc.	6,000	163
Advance America Cash Advance Centers, Inc.	15,510	46
Advisory Board (The) Co. *	5,200	157
Albany Molecular Research, Inc. *	6,300	114
American Public Education, Inc. *	3,400	164
AMN Healthcare Services, Inc. *	8,900	156
Arbitron, Inc.	7,200	322
Bankrate, Inc. *	3,300	128
BearingPoint, Inc. *	50,300	26
Bowne & Co., Inc.	8,400	97
Capella Education Co. *	4,157	178
Cardtronics, Inc. *	3,800	30
CBIZ, Inc. *	12,300	104
CDI Corp.	3,300	74
Cenveo, Inc. *	13,570	104
Chemed Corp.	6,200	255
China Direct, Inc. *	3,100	13
Coinstar, Inc. *	8,200	262
Consolidated Graphics, Inc. *	2,900	88
Corinthian Colleges, Inc. *	24,600	369
Cornell Cos., Inc. *	3,700	101
Corvel Corp. *	2,625	75
CoStar Group, Inc. *	5,800	263
CRA International, Inc. *	3,400	93
Cross Country Healthcare, Inc. *	8,300	135
Deluxe Corp.	13,500	194
Dollar Financial Corp. *	7,300	112
Dollar Thrifty Automotive Group *	7,200	14
DynCorp International, Inc., Class A *	6,400	107

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 9 7.3% – continued
Commercial Services – 5.4% – continued
Electro Rent Corp.	5,374	$72
Emergency Medical Services Corp., Class A *	3,200	96
Euronet Worldwide, Inc. *	13,800	231
ExlService Holdings, Inc. *	5,156	45
First Advantage Corp., Class A *	2,000	28
Forrester Research, Inc. *	3,900	114
Gartner, Inc. *	17,100	388
Geo Group (The), Inc. *	13,700	277
Gevity HR, Inc.	8,300	60
Global Cash Access Holdings, Inc. *	10,200	52
Great Lakes Dredge & Dock Corp.	9,000	57
H&E Equipment Services, Inc. *	5,000	48
Hackett Group (The), Inc. *	9,300	51
Healthcare Services Group	11,638	213
Heartland Payment Systems, Inc.	7,500	192
Heidrick & Struggles International, Inc.	5,100	154
Hill International, Inc. *	5,600	78
HMS Holdings Corp. *	7,400	177
Hudson Highland Group, Inc. *	7,800	54
Huron Consulting Group, Inc. *	5,791	330
ICF International, Inc. *	2,600	51
ICT Group, Inc. *	1,800	15
Integrated Electrical Services, Inc. *	2,900	51
Interactive Data Corp.	10,300	260
Jackson Hewitt Tax Service, Inc.	8,400	129
K12, Inc. *	1,589	42
Kelly Services, Inc., Class A	8,029	153
Kendle International, Inc. *	3,900	174
Kenexa Corp. *	6,900	109
Kforce, Inc. *	8,000	82
Korn/Ferry International *	13,700	244
Landauer, Inc.	2,500	182
Learning Tree International, Inc. *	1,700	21
LECG Corp. *	6,700	54
Live Nation, Inc. *	20,400	332
MAXIMUS, Inc.	4,672	172
McGrath Rentcorp	5,964	172
Midas, Inc. *	3,800	52
Monro Muffler, Inc.	4,450	103
MPS Group, Inc. *	24,900	251
Multi-Color Corp.	2,350	56
Navigant Consulting, Inc. *	12,900	257
Net 1 UEPS Technologies, Inc. *	12,300	275
Odyssey Marine Exploration, Inc. *	10,400	47

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Commercial Services – 5.4% – continued
On Assignment, Inc. *	11,100	$88
Parexel International Corp. *	16,400	470
PeopleSupport, Inc. *	7,200	84
PharmaNet Development Group, Inc. *	6,050	44
PHH Corp. *	13,900	185
Pre-Paid Legal Services, Inc. *	2,600	107
PRG-Schultz International, Inc. *	2,900	26
Providence Service (The) Corp. *	4,130	41
Rent-A-Center, Inc. *	19,000	423
Resources Connection, Inc. *	13,200	297
Riskmetrics Group, Inc. *	5,435	106
Rollins, Inc.	11,500	218
RSC Holdings, Inc. *	11,700	133
Sotheby’s	18,400	369
Spherion Corp. *	17,330	84
Standard Parking Corp. *	2,800	62
Steiner Leisure Ltd. *	4,200	144
Stewart Enterprises, Inc., Class A	24,700	194
SuccessFactors, Inc. *	7,549	82
Team, Inc. *	5,500	199
TeleTech Holdings, Inc. *	11,700	146
TNS, Inc. *	6,600	128
TrueBlue, Inc. *	11,400	184
Universal Technical Institute, Inc. *	6,900	118
Valassis Communications, Inc. *	12,227	106
Viad Corp.	5,300	153
VistaPrint Ltd. *	11,900	391
Volt Information Sciences, Inc. *	4,375	39
Watson Wyatt Worldwide, Inc., Class A	12,200	607
Wright Express Corp. *	10,090	301
		16,076
Computers – 2.2%
3D Systems Corp. *	5,900	84
3PAR, Inc. *	6,128	40
Agilysys, Inc.	7,287	74
CACI International, Inc., Class A *	8,000	401
CIBER, Inc. *	15,000	105
Cogo Group, Inc. *	8,400	44
Compellent Technologies, Inc. *	3,078	38
COMSYS IT Partners, Inc. *	4,500	44
Cray, Inc. *	11,300	59
Data Domain, Inc. *	9,800	218
Echelon Corp. *	9,100	90
Electronics for Imaging, Inc. *	13,600	189

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Computers – 2.2% – continued
Henry (Jack) & Associates, Inc.	21,700	$441
Hutchinson Technology, Inc. *	7,615	88
iGate Corp. *	6,000	52
Imation Corp.	8,300	187
Immersion Corp. *	9,600	56
Integral Systems, Inc. of Maryland *	5,668	118
Isilon Systems, Inc. *	3,804	17
Magma Design Automation, Inc. *	13,100	53
Manhattan Associates, Inc. *	7,500	168
Maxwell Technologies, Inc. *	6,100	81
Mentor Graphics Corp. *	25,800	293
Mercury Computer Systems, Inc. *	6,600	59
Micros Systems, Inc. *	23,400	624
MTS Systems Corp.	5,400	227
NCI, Inc., Class A *	1,100	31
Ness Technologies, Inc. *	12,400	142
Netezza Corp. *	9,829	104
Netscout Systems, Inc. *	7,000	74
Palm, Inc.	31,106	186
Perot Systems Corp., Class A *	22,800	396
Quantum Corp. *	49,600	54
Rackable Systems, Inc. *	9,000	88
Radiant Systems, Inc. *	6,600	57
Radisys Corp. *	7,400	64
Rimage Corp. *	3,800	53
Riverbed Technology, Inc. *	14,700	184
SI International, Inc. *	4,200	126
Silicon Storage Technology, Inc. *	24,900	81
Smart Modular Technologies WWH, Inc. *	15,200	46
SRA International, Inc., Class A *	10,900	247
STEC, Inc. *	9,300	72
Stratasys, Inc. *	5,500	96
Super Micro Computer, Inc. *	4,369	39
SYKES Enterprises, Inc. *	9,900	217
Synaptics, Inc. *	9,150	276
Syntel, Inc.	3,900	96
Virtusa Corp. *	1,100	7
		6,586
Cosmetics/Personal Care – 0.2%
Chattem, Inc. *	5,000	391
Elizabeth Arden, Inc. *	7,600	149
Inter Parfums, Inc.	4,600	62
		602

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Distribution/Wholesale – 1.0%
Beacon Roofing Supply, Inc. *	13,500	$211
BMP Sunstone Corp. *	7,000	49
Brightpoint, Inc. *	14,650	105
Chindex International, Inc. *	3,700	40
Core-Mark Holding Co., Inc. *	2,400	60
FGX International Holdings Ltd. *	2,900	32
Fossil, Inc. *	13,000	367
Houston Wire & Cable Co.	5,600	96
MWI Veterinary Supply, Inc. *	3,300	130
Owens & Minor, Inc.	10,962	532
Pool Corp.	13,900	324
Scansource, Inc. *	7,800	225
School Specialty, Inc. *	6,050	189
Titan Machinery, Inc. *	2,200	46
United Stationers, Inc. *	6,992	334
Watsco, Inc.	6,150	309
		3,049
Diversified Financial Services – 1.6%
Advanta Corp., Class B	12,150	100
Asset Acceptance Capital Corp. *	4,300	45
BGC Partners, Inc., Class A	9,400	40
Calamos Asset Management, Inc., Class A	6,000	108
Cohen & Steers, Inc.	5,000	142
CompuCredit Corp. *	4,600	18
Credit Acceptance Corp. *	1,252	21
Diamond Hill Investment Group, Inc. *	400	36
Duff & Phelps Corp. *	2,500	53
Encore Capital Group, Inc. *	3,100	43
Evercore Partners, Inc., Class A	3,800	68
FBR Capital Markets Corp. *	8,300	54
FCStone Group, Inc. *	5,900	106
Federal Agricultural Mortgage Corp., Class C	3,100	13
Financial Federal Corp.	7,300	167
First Marblehead Corp. (The)	23,400	58
Friedman Billings Ramsey Group, Inc., Class A *	47,500	95
GAMCO Investors, Inc., Class A	2,400	142
GFI Group, Inc.	17,680	83
Greenhill & Co., Inc.	5,100	376
Interactive Brokers Group, Inc., Class A *	10,900	242
International Assets Holding Corp. *	800	19
KBW, Inc. *	7,368	243
Knight Capital Group, Inc., Class A *	26,200	389
LaBranche & Co., Inc. *	15,600	70
Ladenburg Thalmann Financial Services, Inc. *	22,200	40

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Diversified Financial Services – 1.6% – continued
MarketAxess Holdings, Inc. *	9,200	$74
National Financial Partners Corp.	10,499	158
Nelnet, Inc., Class A	3,900	55
NewStar Financial, Inc. *	5,457	44
Ocwen Financial Corp. *	11,200	90
optionsXpress Holdings, Inc.	12,530	243
Penson Worldwide, Inc. *	5,500	76
Piper Jaffray Cos. *	4,891	212
Portfolio Recovery Associates, Inc. *	4,600	224
Pzena Investment Management, Inc.	2,300	22
Sanders Morris Harris Group, Inc.	3,800	33
Stifel Financial Corp. *	6,249	312
SWS Group, Inc.	7,315	148
Thomas Weisel Partners Group, Inc. *	4,700	40
TradeStation Group, Inc. *	10,100	95
US Global Investors, Inc., Class A	4,100	41
Westwood Holdings Group, Inc.	1,100	52
World Acceptance Corp. *	4,900	176
		4,866
Electric – 2.0%
Allete, Inc.	6,600	294
Avista Corp.	16,100	350
Black Hills Corp.	9,800	304
Central Vermont Public Service Corp.	2,100	49
CH Energy Group, Inc.	4,100	179
Cleco Corp.	18,000	454
El Paso Electric Co. *	13,600	286
Empire District Electric (The) Co.	8,200	175
EnerNOC, Inc. *	3,145	33
Idacorp, Inc.	11,700	340
ITC Holdings Corp.	14,100	730
MGE Energy, Inc.	6,125	218
NorthWestern Corp.	9,900	249
Ormat Technologies, Inc.	5,300	193
Otter Tail Corp.	9,881	304
Pike Electric Corp. *	4,300	63
PNM Resources, Inc.	20,100	206
Portland General Electric Co.	18,600	440
Synthesis Energy Systems, Inc. *	3,900	19
UIL Holdings Corp.	6,533	224
Unisource Energy Corp.	9,120	266
US Geothermal, Inc. *	13,200	23
Westar Energy, Inc.	30,300	698
		6,097

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Electrical Components & Equipment – 1.2%
Advanced Battery Technologies, Inc. *	13,500	$44
Advanced Energy Industries, Inc. *	9,600	131
American Superconductor Corp. *	11,747	277
Beacon Power Corp. *	28,700	42
Belden, Inc.	11,812	375
Capstone Turbine Corp. *	42,300	55
China BAK Battery, Inc. *	10,400	37
Coleman Cable, Inc. *	2,100	21
Encore Wire Corp.	5,800	105
Ener1, Inc. *	11,500	90
Energy Conversion Devices, Inc. *	12,600	734
EnerSys *	8,200	162
Evergreen Solar, Inc. *	40,000	221
Fushi Copperweld, Inc. *	4,500	44
GrafTech International Ltd. *	33,400	505
Graham Corp.	1,500	81
Greatbatch, Inc. *	5,600	137
Insteel Industries, Inc.	5,500	75
Littelfuse, Inc. *	5,700	169
Medis Technologies Ltd. *	9,996	18
Orion Energy Systems, Inc. *	3,700	21
Powell Industries, Inc. *	2,400	98
Power-One, Inc. *	19,200	28
Ultralife Corp. *	4,300	33
Universal Display Corp. *	7,600	83
Valence Technology, Inc. *	11,100	38
Vicor Corp.	5,400	48
		3,672
Electronics – 2.6%
American Science & Engineering, Inc.	2,800	167
Analogic Corp.	3,900	194
Axsys Technologies, Inc. *	2,700	159
Badger Meter, Inc.	3,700	174
Bel Fuse, Inc., Class B	3,600	102
Benchmark Electronics, Inc. *	18,363	259
Brady Corp., Class A	14,538	513
Checkpoint Systems, Inc. *	10,200	192
China Security & Surveillance Technology, Inc. *	7,300	101
Cogent, Inc. *	12,500	128
Coherent, Inc. *	6,100	217
CTS Corp.	10,980	140
Cymer, Inc. *	7,973	202
Daktronics, Inc.	9,700	162
Dionex Corp. *	5,400	343

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Electronics – 2.6% – continued
Eagle Test Systems, Inc. *	2,800	$43
Electro Scientific Industries, Inc. *	7,600	108
FARO Technologies, Inc. *	5,000	102
FEI Co. *	10,700	255
II-VI, Inc. *	7,200	278
Kemet Corp. *	21,800	30
L-1 Identity Solutions, Inc. *	17,424	266
LaBarge, Inc. *	2,300	35
Measurement Specialties, Inc. *	3,900	68
Methode Electronics, Inc.	9,642	86
Microvision, Inc. *	18,400	36
Multi-Fineline Electronix, Inc. *	2,800	41
Newport Corp. *	8,700	94
NVE Corp. *	1,600	45
OSI Systems, Inc. *	4,600	108
OYO Geospace Corp. *	1,300	51
Park Electrochemical Corp.	5,200	126
Photon Dynamics, Inc. *	6,100	94
Plexus Corp. *	12,200	253
Rofin-Sinar Technologies, Inc. *	8,800	269
Rogers Corp. *	5,400	200
Sanmina-SCI Corp. *	141,400	198
Sonic Solutions, Inc. *	8,300	36
Stoneridge, Inc. *	4,800	54
Taser International, Inc. *	19,000	136
Technitrol, Inc.	12,200	180
TTM Technologies, Inc. *	12,800	127
Varian, Inc. *	8,600	369
Watts Water Technologies, Inc., Class A	7,600	208
Woodward Governor Co.	16,900	596
Zygo Corp. *	4,100	52
		7,597
Energy – Alternate Sources – 0.3%
Akeena Solar, Inc. *	7,100	27
Ascent Solar Technologies, Inc. *	2,800	17
Aventine Renewable Energy Holdings, Inc. *	9,617	30
Clean Energy Fuels Corp. *	7,600	108
Comverge, Inc. *	6,649	31
Evergreen Energy, Inc. *	28,200	26
FuelCell Energy, Inc. *	20,600	124
GT Solar International, Inc. *	8,500	92
Headwaters, Inc. *	12,800	171
Pacific Ethanol, Inc. *	16,200	23
Plug Power, Inc. *	16,900	17

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Energy – Alternate Sources – 0.3% – continued
Quantum Fuel Systems Technologies Worldwide, Inc. *	22,100	$28
VeraSun Energy Corp. *	25,890	81
		775
Engineering & Construction – 0.7%
Baker (Michael) Corp. *	2,500	87
Dycom Industries, Inc. *	11,400	149
EMCOR Group, Inc. *	18,400	484
ENGlobal Corp. *	8,300	110
Exponent, Inc. *	4,600	152
Granite Construction, Inc.	8,762	314
Insituform Technologies, Inc., Class A *	8,500	127
Layne Christensen Co. *	5,622	199
Orion Marine Group, Inc. *	6,800	71
Perini Corp. *	14,100	364
Stanley, Inc. *	2,662	98
Sterling Construction Co., Inc. *	3,000	49
VSE Corp.	800	27
		2,231
Entertainment – 0.7%
Bally Technologies, Inc. *	14,900	451
Bluegreen Corp. *	5,800	40
Churchill Downs, Inc.	2,700	132
Cinemark Holdings, Inc.	6,700	91
Dover Downs Gaming & Entertainment, Inc.	3,995	31
Great Wolf Resorts, Inc. *	9,860	36
Isle of Capri Casinos, Inc. *	6,400	58
Macrovision Solutions Corp. *	22,186	341
National CineMedia, Inc.	13,200	146
Pinnacle Entertainment, Inc. *	15,100	114
Rick’s Cabaret International, Inc. *	2,300	23
Shuffle Master, Inc. *	12,850	65
Six Flags, Inc. *	26,800	19
Speedway Motorsports, Inc.	4,100	80
Steinway Musical Instruments *	2,500	71
Vail Resorts, Inc. *	8,300	290
		1,988
Environmental Control – 0.9%
American Ecology Corp.	5,000	138
Calgon Carbon Corp. *	10,600	216
Casella Waste Systems, Inc., Class A *	7,200	85
Clean Harbors, Inc. *	5,714	386
Darling International, Inc. *	22,000	244
Energy Recovery , Inc. *	4,200	–

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Environmental Control – 0.9% – continued
EnergySolutions, Inc.	8,500	$85
Fuel Tech, Inc. *	5,500	99
Met-Pro Corp.	2,800	41
Metalico, Inc. *	7,400	44
Mine Safety Appliances Co.	8,100	309
Rentech, Inc. *	46,600	62
Tetra Tech, Inc. *	16,891	406
Waste Connections, Inc. *	17,875	613
Waste Services, Inc. *	6,966	52
		2,780
Food – 2.1%
Arden Group, Inc., Class A	400	58
B&G Foods, Inc.	3,800	27
Cal-Maine Foods, Inc.	3,900	107
Calavo Growers, Inc.	1,900	24
Chiquita Brands International, Inc. *	11,400	180
Diamond Foods, Inc.	5,100	143
Flowers Foods, Inc.	22,137	650
Fresh Del Monte Produce, Inc. *	11,200	249
Great Atlantic & Pacific Tea Co. *	9,118	99
Hain Celestial Group, Inc. *	11,900	328
HQ Sustainable Maritime Industries, Inc. *	2,700	14
Imperial Sugar Co.	4,100	55
Ingles Markets, Inc., Class A	4,200	96
J & J Snack Foods Corp.	3,500	119
Lancaster Colony Corp.	6,300	237
Lance, Inc.	7,800	177
M & F Worldwide Corp. *	3,200	128
Nash Finch Co.	4,000	172
Pilgrims Pride Corp.	11,600	29
Ralcorp Holdings, Inc. *	15,700	1,058
Ruddick Corp.	12,200	396
Sanderson Farms, Inc.	6,100	224
Seaboard Corp.	120	151
Smart Balance, Inc. *	15,700	103
Spartan Stores, Inc.	6,600	164
Tootsie Roll Industries, Inc.	7,647	221
TreeHouse Foods, Inc. *	8,100	240
United Natural Foods, Inc. *	12,500	312
Village Super Market, Class A	800	38
Weis Markets, Inc.	2,600	94
Winn-Dixie Stores, Inc. *	14,100	196
Zhongpin, Inc. *	6,100	65
		6,154

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Forest Products & Paper – 0.5%
AbitibiBowater, Inc. *	13,612	$53
Boise, Inc. *	11,000	17
Buckeye Technologies, Inc. *	9,800	80
Deltic Timber Corp.	3,000	191
Glatfelter	14,200	192
Mercer International, Inc. *	10,200	37
Neenah Paper, Inc.	4,900	97
Potlatch Corp.	11,560	536
Schweitzer-Mauduit International, Inc.	5,300	101
Verso Paper Corp.	5,500	15
Wausau Paper Corp.	11,542	117
Xerium Technologies, Inc.	7,400	48
		1,484
Gas – 1.2%
Chesapeake Utilities Corp.	1,100	37
EnergySouth, Inc.	1,850	114
Laclede Group (The), Inc.	6,900	335
New Jersey Resources Corp.	12,475	448
Nicor, Inc.	12,300	545
Northwest Natural Gas Co.	7,950	413
Piedmont Natural Gas Co., Inc.	21,400	684
South Jersey Industries, Inc.	9,026	322
Southwest Gas Corp.	11,200	339
WGL Holdings, Inc.	14,500	470
		3,707
Hand/Machine Tools – 0.4%
Baldor Electric Co.	12,853	370
Franklin Electric Co., Inc.	6,800	303
K-Tron International, Inc. *	600	77
Regal-Beloit Corp.	8,741	372
Thermadyne Holdings Corp. *	2,900	49
		1,171
Healthcare – Products – 3.9%
Abaxis, Inc. *	5,800	114
Abiomed, Inc. *	9,100	162
Accuray, Inc. *	11,236	91
Affymetrix, Inc. *	18,500	143
Align Technology, Inc. *	18,300	198
American Medical Systems Holdings, Inc. *	19,300	343
Angiodynamics, Inc. *	7,400	117
Arthrocare Corp. *	7,100	197
Atrion Corp.	300	31
Bruker Corp. *	14,864	198
Caliper Life Sciences, Inc. *	10,600	30

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Healthcare – Products – 3.9% – continued
Cantel Medical Corp. *	2,100	$20
Cardiac Science Corp. *	3,700	38
CardioNet, Inc. *	1,300	32
Cepheid, Inc. *	16,100	223
Columbia Laboratories, Inc. *	10,400	27
Conceptus, Inc. *	9,100	151
Conmed Corp. *	7,325	234
CryoLife, Inc. *	8,700	114
Cyberonics, Inc. *	7,200	122
Cynosure, Inc., Class A *	3,200	57
Datascope Corp.	4,000	207
DexCom, Inc. *	5,900	37
ev3, Inc. *	18,048	181
Exactech, Inc. *	2,600	58
Genomic Health, Inc. *	4,200	95
Haemonetics Corp. of Massachusetts *	6,800	420
Hanger Orthopedic Group, Inc. *	7,200	126
Hansen Medical, Inc., *	5,337	72
ICU Medical, Inc. *	3,700	113
Immucor, Inc. *	19,080	610
Insulet Corp. *	5,698	79
Integra LifeSciences Holdings Corp. *	5,400	238
Invacare Corp.	8,312	201
IRIS International, Inc. *	5,800	104
Kensey Nash Corp. *	2,600	82
Luminex Corp. *	11,505	288
Masimo Corp. *	13,210	491
Medical Action Industries, Inc. *	5,100	67
Mentor Corp.	8,800	210
Meridian Bioscience, Inc.	11,625	338
Merit Medical Systems, Inc. *	6,867	129
Micrus Endovascular Corp. *	5,100	71
Natus Medical, Inc. *	8,300	188
NuVasive, Inc. *	10,300	508
NxStage Medical, Inc. *	6,400	27
OraSure Technologies, Inc. *	15,900	78
Orthofix International N.V. *	5,200	97
Orthovita, Inc. *	12,300	32
Palomar Medical Technologies, Inc. *	6,100	82
PSS World Medical, Inc. *	16,150	315
Quidel Corp. *	7,400	121
Sirona Dental Systems, Inc. *	4,300	100
Somanetics Corp. *	4,100	90
SonoSite, Inc. *	5,100	160

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Healthcare – Products – 3.9% – continued
Spectranetics Corp. *	9,500	$44
Stereotaxis, Inc. *	8,900	54
STERIS Corp.	16,500	620
SurModics, Inc. *	4,100	129
Symmetry Medical, Inc. *	9,170	170
Synovis Life Technologies, Inc. *	4,100	77
Thoratec Corp. *	14,785	388
TomoTherapy, Inc. *	12,600	58
Trans1, Inc. *	2,600	26
Vital Images, Inc. *	5,900	88
Vital Signs, Inc.	2,400	177
Vnus Medical Technologies, Inc. *	4,300	90
Volcano Corp. *	12,400	214
West Pharmaceutical Services, Inc.	8,552	417
Wright Medical Group, Inc. *	9,900	301
Zoll Medical Corp. *	5,500	180
		11,690
Healthcare – Services – 2.0%
Air Methods Corp. *	3,400	96
Alliance Imaging, Inc. *	8,600	88
Almost Family, Inc. *	2,200	87
Amedisys, Inc. *	7,634	372
AMERIGROUP Corp. *	14,200	358
Amsurg Corp. *	7,900	201
Apria Healthcare Group, Inc. *	11,400	208
Assisted Living Concepts, Inc., Class A *	13,900	89
Bio-Reference Labs, Inc. *	3,800	110
Capital Senior Living Corp. *	6,200	47
Centene Corp. *	11,400	234
Emeritus Corp. *	5,000	125
Ensign Group, Inc. (The)	1,600	27
Five Star Quality Care, Inc. *	6,400	24
Genoptix, Inc. *	2,700	88
Gentiva Health Services, Inc. *	7,800	210
Healthsouth Corp. *	24,600	453
Healthspring, Inc. *	12,700	269
Healthways, Inc. *	9,500	153
IPC The Hospitalist Co, Inc. *	1,200	31
Kindred Healthcare, Inc. *	7,400	204
LHC Group, Inc. *	4,600	131
Life Sciences Research, Inc. *	2,900	102
Magellan Health Services, Inc. *	11,800	485
Medcath Corp. *	5,100	91
Molina Healthcare, Inc. *	3,600	112

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Healthcare – Services – 2.0% – continued
National Healthcare Corp.	1,900	$90
Nighthawk Radiology Holdings, Inc. *	8,200	59
Odyssey HealthCare, Inc. *	10,375	105
Psychiatric Solutions, Inc. *	15,900	603
RadNet, Inc. *	4,500	18
RehabCare Group, Inc. *	5,800	105
Res-Care, Inc. *	6,100	111
Skilled Healthcare Group, Inc., Class A *	6,300	100
Sun Healthcare Group, Inc. *	10,900	160
Sunrise Senior Living, Inc. *	11,700	161
Triple-S Management Corp., Class B *	5,000	81
U.S. Physical Therapy, Inc. *	4,300	75
Virtual Radiologic Corp. *	2,700	22
		6,085
Holding Companies – Diversified – 0.0%
Compass Diversified Holdings	8,100	113
Resource America, Inc., Class A	3,400	32
		145
Home Builders – 0.5%
Amrep Corp. *	400	17
Beazer Homes USA, Inc. *	12,500	75
Brookfield Homes Corp.	2,867	41
Cavco Industries, Inc. *	1,400	51
Champion Enterprises, Inc. *	19,908	110
Fleetwood Enterprises, Inc. *	16,200	17
Hovnanian Enterprises, Inc., Class A *	14,500	116
M/I Homes, Inc.	4,600	105
Meritage Homes Corp. *	9,000	222
Palm Harbor Homes, Inc. *	2,812	28
Ryland Group, Inc.	11,200	297
Skyline Corp.	2,500	66
Standard Pacific Corp. *	34,600	170
Winnebago Industries, Inc.	9,300	120
		1,435
Home Furnishings – 0.5%
American Woodmark Corp.	3,500	79
Audiovox Corp., Class A *	4,600	43
DTS, Inc. *	5,400	150
Ethan Allen Interiors, Inc.	6,200	174
Furniture Brands International, Inc.	11,400	120
Hooker Furniture Corp.	3,600	64
Kimball International, Inc., Class B	7,356	80
La-Z-Boy, Inc.	16,000	149
Sealy Corp.	10,200	66

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Home Furnishings – 0.5% – continued
Tempur-Pedic International, Inc.	19,900	$234
TiVo, Inc. *	30,100	220
Universal Electronics, Inc. *	4,500	112
		1,491
Household Products/Wares – 0.6%
ACCO Brands Corp. *	13,600	103
American Greetings Corp., Class A	13,300	203
Blyth, Inc.	6,200	70
Central Garden and Pet Co., Class A *	19,900	118
CSS Industries, Inc.	1,900	49
Ennis, Inc.	6,600	102
Helen of Troy Ltd. *	8,200	187
Prestige Brands Holdings, Inc. *	10,410	93
Russ Berrie & Co., Inc. *	3,200	25
Spectrum Brands, Inc. *	14,000	20
Standard Register (The) Co.	4,900	48
Tupperware Brands Corp.	16,700	461
WD-40 Co.	4,770	171
		1,650
Housewares – 0.1%
Libbey, Inc.	5,600	47
Insurance – 3.8%
AMBAC Financial Group, Inc.	84,900	198
AmCOMP, Inc. *	1,900	22
American Equity Investment Life Holding Co.	16,800	126
American Physicians Capital, Inc.	2,700	114
American Safety Insurance Holdings Ltd. *	4,100	62
Amerisafe, Inc. *	6,300	115
Amtrust Financial Services, Inc.	5,900	80
Argo Group International Holdings Ltd. *	8,006	295
Aspen Insurance Holdings Ltd.	23,500	646
Assured Guaranty Ltd.	15,300	249
Baldwin & Lyons, Inc., Class B	2,250	54
Castlepoint Holdings Ltd.	11,200	125
Citizens, Inc. of Texas *	8,500	70
CNA Surety Corp. *	4,400	73
Crawford & Co., Class B *	6,400	97
Darwin Professional Underwriters, Inc. *	2,400	75
Delphi Financial Group, Inc., Class A	11,667	327
Donegal Group, Inc., Class A	3,577	65
eHealth, Inc. *	7,500	120
EMC Insurance Group, Inc.	1,600	47
Employers Holdings, Inc.	13,400	233

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Insurance – 3.8% – continued
Enstar Group Ltd. *	1,600	$156
FBL Financial Group, Inc., Class A	4,000	112
First Acceptance Corp. *	4,721	16
First Mercury Financial Corp. *	4,160	59
Flagstone Reinsurance Holdings Ltd.	6,000	62
FPIC Insurance Group, Inc. *	2,800	144
Greenlight Capital Re Ltd., Class A *	9,000	207
Harleysville Group, Inc.	3,700	140
Hilb, Rogal & Hobbs Co.	10,500	491
Horace Mann Educators Corp.	11,200	144
Independence Holding Co.	1,480	17
Infinity Property & Casualty Corp.	5,000	206
IPC Holdings Ltd.	14,000	423
Kansas City Life Insurance Co.	1,100	51
LandAmerica Financial Group, Inc.	4,900	119
Life Partners Holdings, Inc.	2,100	76
Maiden Holdings Ltd.	11,300	49
Max Capital Group Ltd.	15,610	363
Meadowbrook Insurance Group, Inc.	13,157	93
Montpelier Re Holdings Ltd.	24,610	406
National Interstate Corp.	2,100	50
National Western Life Insurance Co., Class A	600	145
Navigators Group, Inc. *	4,000	232
NYMAGIC, Inc.	1,600	40
Odyssey Re Holdings Corp.	7,500	328
Phoenix Companies (The), Inc.	30,500	282
Platinum Underwriters Holdings Ltd.	12,900	458
PMA Capital Corp., Class A *	10,400	92
PMI Group (The), Inc.	18,400	54
Presidential Life Corp.	5,400	85
Primus Guaranty Ltd. *	10,100	26
ProAssurance Corp. *	8,546	479
Quanta Capital Holdings Ltd.	23,800	66
Radian Group, Inc.	20,700	104
RLI Corp.	5,626	349
Safety Insurance Group, Inc.	4,200	159
SeaBright Insurance Holdings, Inc. *	7,100	92
Selective Insurance Group, Inc.	13,900	319
State Auto Financial Corp.	3,600	105
Stewart Information Services Corp.	5,200	155
Tower Group, Inc.	6,300	148
United America Indemnity Ltd., Class A *	6,700	95
United Fire & Casualty Co.	5,700	163
Universal American Corp. *	12,300	150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Insurance – 3.8% – continued
Validus Holdings Ltd.	17,000	$395
Zenith National Insurance Corp.	9,800	359
		11,457
Internet – 2.6%
1-800-FLOWERS.COM, Inc., Class A *	9,200	55
Art Technology Group, Inc. *	33,000	116
AsiaInfo Holdings, Inc. *	10,500	96
Avocent Corp. *	13,100	268
Bidz.com, Inc. *	2,500	22
Blue Coat Systems, Inc. *	8,400	119
Blue Nile, Inc. *	3,700	159
Chordiant Software, Inc. *	9,920	51
Cogent Communications Group, Inc. *	13,900	107
comScore, Inc. *	5,392	95
Constant Contact, Inc. *	4,900	84
CyberSource Corp. *	19,873	320
DealerTrack Holdings, Inc. *	11,300	190
Dice Holdings, Inc. *	4,475	32
Digital River, Inc. *	10,100	327
drugstore.com, Inc. *	17,000	40
Earthlink, Inc. *	31,500	268
Entrust, Inc. *	13,100	28
eResearch Technology, Inc. *	11,075	132
Global Sources Ltd. *	3,960	40
GSI Commerce, Inc. *	7,100	110
i2 Technologies, Inc. *	5,100	69
Ibasis, Inc.	7,200	25
Infospace, Inc.	10,600	115
Internap Network Services Corp. *	15,690	55
Internet Brands, Inc. *	4,700	33
Internet Capital Group, Inc. *	10,000	81
Interwoven, Inc. *	13,300	188
j2 Global Communications, Inc. *	12,800	299
Keynote Systems, Inc. *	2,900	39
Knot (The), Inc. *	9,100	76
Limelight Networks, Inc. *	10,010	25
Liquidity Services, Inc. *	4,900	53
LoopNet, Inc. *	6,800	67
Mercadolibre, Inc. *	6,800	138
ModusLink Global Solutions, Inc. *	12,690	122
Move, Inc. *	31,600	67
NetFlix, Inc. *	10,800	334
NIC, Inc.	10,500	73
NutriSystem, Inc.	7,800	138

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Internet – 2.6% – continued
Online Resources Corp. *	6,200	$48
Orbitz Worldwide, Inc. *	9,045	53
Overstock.com, Inc. *	4,800	95
PC-Tel, Inc.	7,100	66
Perficient, Inc. *	9,700	64
Rackspace Hosting, Inc. *	4,800	–
RealNetworks, Inc. *	25,000	127
S1 Corp. *	15,100	92
Safeguard Scientifics, Inc. *	33,000	41
Sapient Corp. *	26,200	195
Secure Computing Corp. *	17,000	93
Shutterfly, Inc. *	6,169	59
SonicWALL, Inc. *	17,500	92
Sourcefire, Inc. *	4,000	29
Stamps.com, Inc. *	5,250	61
SupportSoft, Inc. *	9,000	27
TechTarget, Inc. *	2,947	21
TeleCommunication Systems, Inc., Class A *	7,100	49
Terremark Worldwide, Inc. *	12,900	89
TheStreet.com, Inc.	6,400	38
thinkorswim Group, Inc. *	15,500	129
TIBCO Software, Inc. *	49,800	365
United Online, Inc.	21,352	201
ValueClick, Inc. *	24,200	248
Vasco Data Security International, Inc. *	8,200	85
Vignette Corp. *	8,000	86
Vocus, Inc. *	4,900	166
Websense, Inc. *	13,300	297
Website Pros, Inc. *	8,900	48
		7,620
Investment Companies – 0.6%
Apollo Investment Corp.	39,643	676
Ares Capital Corp.	28,700	299
BlackRock Kelso Capital Corp.	2,700	31
Capital Southwest Corp.	700	99
Gladstone Capital Corp.	7,000	107
Gladstone Investment Corp.	3,700	25
Harris & Harris Group, Inc., Class A *	8,400	54
Hercules Technology Growth Capital, Inc.	10,900	106
Kohlberg Capital Corp.	6,000	52
MCG Capital Corp.	23,500	62
Medallion Financial Corp.	2,400	25
MVC Capital, Inc.	6,100	93
NGP Capital Resources Co.	7,200	105

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Investment Companies – 0.6% – continued
Patriot Capital Funding, Inc.	8,200	$52
PennantPark Investment Corp.	4,100	30
Prospect Capital Corp.	8,400	108
		1,924
Iron/Steel – 0.1%
China Precision Steel, Inc. *	6,200	21
General Steel Holdings, Inc. *	3,600	26
Olympic Steel, Inc.	2,700	79
Sutor Technology Group Ltd. *	3,200	10
Universal Stainless & Alloy *	2,100	54
		190
Leisure Time – 0.6%
Ambassadors Group, Inc.	5,600	89
Brunswick Corp.	23,400	299
Callaway Golf Co.	19,547	275
Life Time Fitness, Inc. *	9,300	291
Marine Products Corp.	3,300	27
Nautilus, Inc. *	8,337	38
Polaris Industries, Inc.	8,901	405
Town Sports International Holdings, Inc. *	6,000	37
WMS Industries, Inc. *	11,800	361
		1,822
Lodging – 0.2%
Ameristar Casinos, Inc.	7,100	101
Gaylord Entertainment Co. *	11,000	323
Lodgian, Inc. *	4,370	34
Marcus Corp.	5,525	89
Monarch Casino & Resort, Inc. *	4,600	52
Morgans Hotel Group Co. *	8,600	94
Riviera Holdings Corp. *	3,000	22
		715
Machinery – Construction & Mining – 0.1%
Astec Industries, Inc. *	5,100	157
Machinery – Diversified – 1.8%
Alamo Group, Inc.	1,100	19
Albany International Corp., Class A	7,567	207
Altra Holdings, Inc. *	8,200	121
Applied Industrial Technologies, Inc.	10,953	295
Briggs & Stratton Corp.	12,800	207
Cascade Corp.	2,900	127
Chart Industries, Inc. *	8,100	231
Cognex Corp.	12,443	251
Columbus McKinnon Corp. of New York *	5,800	137

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Machinery – Diversified – 1.8% – continued
DXP Enterprises, Inc. *	1,300	$69
Flow International Corp. *	9,400	48
Gehl Co. *	2,940	87
Gerber Scientific, Inc. *	7,900	72
Gorman-Rupp (The) Co.	3,683	139
Hurco Cos., Inc. *	2,100	62
Intermec, Inc. *	16,200	318
Intevac, Inc. *	6,900	73
iRobot Corp. *	5,800	86
Kadant, Inc. *	3,520	80
Key Technology, Inc. *	1,100	26
Lindsay Corp.	3,155	230
Middleby Corp. *	5,000	272
NACCO Industries, Inc., Class A	1,500	142
Nordson Corp.	9,700	476
Presstek, Inc. *	5,400	30
Raser Technologies, Inc. *	11,100	94
Robbins & Myers, Inc.	7,500	232
Sauer-Danfoss, Inc.	3,700	91
Tecumseh Products Co., Class A *	4,900	123
Tennant Co.	5,100	175
TurboChef Technologies, Inc. *	5,000	31
Twin Disc, Inc.	2,900	40
Wabtec Corp.	13,474	690
		5,281
Media – 0.7%
AH Belo Corp., Class A	7,980	41
Belo Corp., Class A	22,600	135
Charter Communications, Inc., Class A *	103,700	76
Citadel Broadcasting Corp. *	48,100	37
CKX, Inc. *	13,000	80
Courier Corp.	2,825	57
Cox Radio, Inc., Class A *	7,800	82
Crown Media Holdings, Inc., Class A *	4,000	20
Cumulus Media, Inc., Class A *	10,276	44
DG FastChannel, Inc. *	4,900	107
Dolan Media Co. *	6,800	68
Entercom Communications Corp., Class A	7,700	39
Entravision Communications Corp., Class A *	16,000	43
Fisher Communications, Inc.	2,100	83
GateHouse Media, Inc.	5,850	3
Gray Television, Inc.	11,000	19
Idearc, Inc.	46,300	58
Journal Communications, Inc., Class A	11,000	54

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Media – 0.7% – continued
Lee Enterprises, Inc.	15,700	$55
LIN TV Corp., Class A *	7,100	37
Martha Stewart Living Omnimedia, Inc., Class A *	8,400	71
McClatchy Co., Class A	13,700	60
Media General, Inc., Class A	5,800	72
Mediacom Communications Corp., Class A *	13,500	80
Playboy Enterprises, Inc., Class B *	8,400	33
Primedia, Inc.	10,150	25
R.H. Donnelley Corp. *	16,400	33
RHI Entertainment, Inc. *	3,800	57
Scholastic Corp.	7,400	190
Sinclair Broadcast Group, Inc., Class A	16,600	84
Value Line, Inc.	400	13
Westwood One, Inc. *	19,300	11
World Wrestling Entertainment, Inc., Class A	7,200	111
		1,978
Metal Fabrication/Hardware – 0.8%
Ampco-Pittsburgh Corp.	2,600	67
Castle (A.M.) & Co.	4,100	71
CIRCOR International, Inc.	4,500	195
Dynamic Materials Corp.	3,100	72
Foster (L.B.) Co., Class A *	3,400	103
Furmanite Corp. *	9,100	94
Haynes International, Inc. *	3,600	169
Kaydon Corp.	7,313	330
Ladish Co., Inc. *	4,700	95
Lawson Products, Inc.	1,040	29
Mueller Industries, Inc.	9,600	221
Mueller Water Products, Inc., Class A	33,300	299
NN, Inc.	5,600	72
Northwest Pipe Co. *	2,800	122
RBC Bearings, Inc. *	5,600	189
Sun Hydraulics Corp.	3,550	92
Worthington Industries, Inc.	16,900	253
		2,473
Mining – 0.8%
Allied Nevada Gold Corp. *	10,700	61
AMCOL International Corp.	6,814	213
Apex Silver Mines Ltd. *	18,200	31
Brush Engineered Materials, Inc. *	5,300	98
Coeur d’Alene Mines Corp. *	149,300	228
Compass Minerals International, Inc.	8,800	461
General Moly, Inc. *	18,800	82
Hecla Mining Co. *	34,500	162

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Mining – 0.8% – continued
Horsehead Holding Corp. *	8,600	$51
Kaiser Aluminum Corp.	4,700	202
Royal Gold, Inc.	8,700	313
RTI International Metals, Inc. *	6,000	117
Stillwater Mining Co. *	10,550	61
Uranium Resources, Inc. *	14,500	25
USEC, Inc. *	29,500	160
		2,265
Miscellaneous Manufacturing – 2.0%
Actuant Corp., Class A	15,010	379
Acuity Brands, Inc.	11,000	459
American Railcar Industries, Inc.	2,600	42
Ameron International Corp.	2,600	186
AZZ, Inc. *	3,700	153
Barnes Group, Inc.	12,764	258
Blount International, Inc. *	10,900	121
Ceradyne, Inc. *	7,050	259
China Fire & Security Group, Inc. *	3,200	34
Clarcor, Inc.	14,524	551
Colfax Corp. *	6,567	110
EnPro Industries, Inc. *	5,600	208
ESCO Technologies, Inc. *	6,900	332
Federal Signal Corp.	12,400	170
FreightCar America, Inc.	3,600	105
GenTek, Inc. *	2,800	72
Griffon Corp. *	12,179	110
Hexcel Corp. *	27,707	379
Koppers Holdings, Inc.	6,100	228
LSB Industries, Inc. *	5,400	75
Lydall, Inc. *	5,600	54
Matthews International Corp., Class A	9,100	462
Metabolix, Inc. *	6,200	67
Movado Group, Inc.	5,200	116
Myers Industries, Inc.	7,306	92
NL Industries, Inc.	2,300	24
Park-Ohio Holdings Corp. *	1,700	30
PMFG, Inc. *	2,800	41
Polypore International, Inc. *	5,000	108
Raven Industries, Inc.	4,500	177
Reddy Ice Holdings, Inc.	5,900	22
Smith & Wesson Holding Corp. *	12,000	45
Smith (A.O.) Corp.	5,300	208
Standex International Corp.	3,500	97
Tredegar Corp.	7,050	125

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Miscellaneous Manufacturing – 2.0% – continued
Trimas Corp. *	2,900	$19
		5,918
Office Furnishings – 0.4%
Herman Miller, Inc.	16,400	401
HNI Corp.	12,000	304
Interface, Inc., Class A	15,300	174
Knoll, Inc.	12,560	190
		1,069
Office/Business Equipment – 0.1%
IKON Office Solutions, Inc.	21,900	373
Oil & Gas – 3.6%
Abraxas Petroleum Corp. *	13,700	36
Alon USA Energy, Inc.	3,500	47
American Oil & Gas, Inc. *	12,600	33
APCO Argentina, Inc.	1,600	45
Approach Resources, Inc. *	3,126	45
Arena Resources, Inc. *	10,600	412
Atlas America, Inc.	9,990	341
ATP Oil & Gas Corp. *	7,507	134
Berry Petroleum Co., Class A	11,600	449
Bill Barrett Corp. *	9,870	317
BMB Munai, Inc. *	12,800	53
BPZ Resources, Inc. *	17,100	294
Brigham Exploration Co. *	13,000	143
Bronco Drilling Co., Inc. *	8,300	85
Callon Petroleum Co. *	6,400	115
Cano Petroleum, Inc. *	11,700	27
Carrizo Oil & Gas, Inc. *	7,354	267
Cheniere Energy, Inc. *	14,900	34
Clayton Williams Energy, Inc. *	1,600	113
Comstock Resources, Inc. *	12,600	631
Concho Resources, Inc. of Texas *	15,400	425
Contango Oil & Gas Co. *	3,800	205
CVR Energy, Inc. *	7,003	60
Delek US Holdings, Inc.	4,000	37
Delta Petroleum Corp. *	17,900	243
Double Eagle Petroleum Co. *	3,200	46
Endeavour International Corp. *	37,300	49
Energy Partners Ltd. *	7,967	69
Energy XXI Bermuda Ltd.	33,500	102
EXCO Resources, Inc. *	41,700	681
FX Energy, Inc. *	12,900	96
Gasco Energy, Inc. *	28,700	52
GeoGlobal Resources, Inc. *	8,600	22

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Oil & Gas – 3.6% – continued
GeoMet, Inc. *	2,988	$16
Georesources, Inc. *	2,100	24
GMX Resources, Inc. *	4,658	223
Goodrich Petroleum Corp. *	6,295	274
Gran Tierra Energy, Inc. *	27,800	103
Grey Wolf, Inc. *	48,000	373
Gulfport Energy Corp. *	8,000	80
Harvest Natural Resources, Inc. *	11,100	112
Houston American Energy Corp.	5,200	33
McMoRan Exploration Co. *	16,800	397
Meridian Resource Corp. *	25,512	47
Northern Oil And Gas, Inc. *	6,400	52
Oilsands Quest, Inc. *	43,200	129
Panhandle Oil and Gas, Inc., Class A	1,600	46
Parallel Petroleum Corp. *	11,400	107
Parker Drilling Co. *	29,400	236
Penn Virginia Corp.	11,400	609
Petroleum Development Corp. *	4,302	191
Petroquest Energy, Inc. *	11,600	178
Pioneer Drilling Co. *	12,900	172
Quest Resource Corp. *	6,700	18
RAM Energy Resources, Inc. *	13,000	38
Rex Energy Corp. *	5,200	82
Rosetta Resources, Inc. *	14,070	258
Stone Energy Corp. *	8,435	357
Sulphco, Inc. *	10,300	21
Swift Energy Co. *	8,190	317
Toreador Resources Corp. *	5,800	52
Tri-Valley Corp. *	7,800	49
TXCO Resources, Inc. *	10,800	108
Vaalco Energy, Inc. *	17,900	122
Venoco, Inc. *	5,063	66
Warren Resources, Inc. *	15,130	151
Western Refining, Inc.	7,400	75
		10,824
Oil & Gas Services – 1.4%
Allis-Chalmers Energy, Inc. *	8,400	106
Basic Energy Services, Inc. *	11,900	253
Bolt Technology Corp. *	3,000	43
Cal Dive International, Inc. *	10,833	115
CARBO Ceramics, Inc.	5,800	299
Complete Production Services, Inc. *	12,900	260
Dawson Geophysical Co. *	2,400	112
Dril-Quip, Inc. *	8,300	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Oil & Gas Services – 1.4% – continued
Flotek Industries, Inc. *	6,500	$72
Geokinetics, Inc. *	2,200	42
Gulf Island Fabrication, Inc.	3,700	128
Hornbeck Offshore Services, Inc. *	6,100	236
ION Geophysical Corp. *	22,400	318
Lufkin Industries, Inc.	4,300	341
Matrix Service Co. *	7,600	145
Mitcham Industries, Inc. *	3,500	35
NATCO Group, Inc., Class A *	5,200	209
Natural Gas Services Group, Inc. *	3,800	66
Newpark Resources, Inc. *	26,280	192
RPC, Inc.	8,141	114
Superior Well Services, Inc. *	5,100	129
T-3 Energy Services, Inc. *	3,600	134
Trico Marine Services, Inc. *	4,000	68
Union Drilling, Inc. *	4,600	49
Willbros Group, Inc. *	10,400	276
		4,102
Packaging & Containers – 0.3%
AEP Industries, Inc. *	1,800	36
Graphic Packaging Holding Co. *	35,900	90
Rock-Tenn Co., Class A	10,140	405
Silgan Holdings, Inc.	7,400	378
		909
Pharmaceuticals – 3.3%
Acadia Pharmaceuticals, Inc. *	8,800	24
Adolor Corp. *	14,900	51
Akorn, Inc. *	15,000	77
Alexza Pharmaceuticals, Inc. *	5,600	28
Alkermes, Inc. *	27,500	366
Allos Therapeutics, Inc. *	12,900	96
Alpharma, Inc., Class A *	12,950	478
Amicus Therapeutics, Inc. *	2,400	36
Ardea Biosciences, Inc. *	2,700	37
Array Biopharma, Inc. *	11,400	88
Auxilium Pharmaceuticals, Inc. *	11,700	379
Biodel, Inc. *	2,339	8
BioForm Medical, Inc. *	3,880	15
Cadence Pharmaceuticals, Inc. *	4,763	42
Caraco Pharmaceutical Laboratories Ltd. *	2,000	25
Cubist Pharmaceuticals, Inc. *	15,300	340
CV Therapeutics, Inc. *	17,800	192
Cypress Bioscience, Inc. *	11,500	85

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Pharmaceuticals – 3.3% – continued
Cytori Therapeutics, Inc. *	7,000	$37
Depomed, Inc. *	10,400	38
Durect Corp. *	21,200	119
Dyax Corp. *	12,300	54
HealthExtras, Inc. *	9,600	251
I-Flow Corp. *	7,200	67
Idenix Pharmaceuticals, Inc. *	6,800	49
Indevus Pharmaceuticals, Inc. *	28,300	95
Inspire Pharmaceuticals, Inc. *	13,900	50
Isis Pharmaceuticals, Inc. *	25,100	424
Javelin Pharmaceuticals, Inc. *	9,600	25
KV Pharmaceutical Co., Class A *	10,000	227
Mannatech, Inc.	6,300	25
MannKind Corp. *	16,600	64
MAP Pharmaceuticals, Inc. *	941	10
Medarex, Inc. *	34,400	223
Medicines Co. *	15,100	351
Medicis Pharmaceutical Corp., Class A	14,800	221
Medivation, Inc. *	7,900	209
MiddleBrook Pharmaceuticals, Inc. *	12,400	19
Nabi Biopharmaceuticals *	16,500	77
Nektar Therapeutics *	27,900	100
Neogen Corp. *	3,600	101
Neurocrine Biosciences, Inc. *	12,800	60
Noven Pharmaceuticals, Inc. *	7,300	85
Obagi Medical Products, Inc. *	5,900	59
Omega Protein Corp. *	5,800	68
Onyx Pharmaceuticals, Inc. *	15,200	550
Osiris Therapeutics, Inc. *	3,200	62
Pain Therapeutics, Inc. *	11,100	108
Par Pharmaceutical Cos., Inc. *	9,900	122
Pharmasset, Inc. *	4,900	98
PharMerica Corp. *	8,954	201
Pozen, Inc. *	8,200	86
Progenics Pharmaceuticals, Inc. *	7,882	105
Questcor Pharmaceuticals, Inc. *	12,500	92
Rigel Pharmaceuticals, Inc. *	9,600	224
Salix Pharmaceuticals Ltd. *	14,500	93
Savient Pharmaceuticals, Inc. *	14,652	218
Sciele Pharma, Inc.	10,300	317
Synta Pharmaceuticals Corp. *	3,500	27
Synutra International, Inc. *	2,500	50
Targacept, Inc. *	3,500	20
Theravance, Inc. *	15,200	189

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Pharmaceuticals – 3.3% – continued
United Therapeutics Corp. *	6,146	$646
USANA Health Sciences, Inc. *	2,600	107
Valeant Pharmaceuticals International *	20,200	413
Viropharma, Inc. *	20,200	265
Vivus, Inc. *	18,300	145
XenoPort, Inc. *	7,300	354
		9,967
Pipelines – 0.1%
Crosstex Energy, Inc.	11,689	292
Real Estate – 0.2%
Avatar Holdings, Inc. *	2,100	69
Consolidated-Tomoka Land Co. of Florida	1,600	69
Forestar Real Estate Group, Inc. *	9,100	134
FX Real Estate and Entertainment, Inc. *	2,240	2
Grubb & Ellis Co.	8,800	24
Hilltop Holdings, Inc. *	12,074	125
Meruelo Maddux Properties, Inc. *	12,300	15
Stratus Properties, Inc. *	1,300	36
Thomas Properties Group, Inc.	7,900	80
		554
Real Estate Investment Trusts – 5.9%
Acadia Realty Trust	8,185	207
Agree Realty Corp.	2,100	60
Alexander’s, Inc. *	600	240
American Campus Communities, Inc.	11,764	399
American Capital Agency Corp.	3,300	57
Anthracite Capital, Inc.	15,600	84
Anworth Mortgage Asset Corp.	20,700	122
Arbor Realty Trust, Inc.	5,700	57
Ashford Hospitality Trust, Inc.	30,081	122
Associated Estates Realty Corp.	5,500	72
BioMed Realty Trust, Inc.	20,700	547
Capital Trust, Inc. of New York, Class A	3,800	59
CapLease, Inc.	10,000	79
Capstead Mortgage Corp.	14,300	157
Care Investment Trust, Inc.	1,800	21
Cedar Shopping Centers, Inc.	12,400	164
Chimera Investment Corp.	7,894	49
Cogdell Spencer, Inc.	1,700	27
Colonial Properties Trust	11,800	220
Corporate Office Properties Trust SBI of Maryland	10,317	416
Cousins Properties, Inc.	13,800	348
DCT Industrial Trust, Inc.	50,400	377
DiamondRock Hospitality Co.	25,500	232

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Real Estate Investment Trusts – 5.9% – continued
DuPont Fabros Technology, Inc.	4,330	$66
EastGroup Properties, Inc.	7,600	369
Education Realty Trust, Inc.	8,760	97
Entertainment Properties Trust	8,075	442
Equity Lifestyle Properties, Inc.	6,200	329
Equity One, Inc.	10,100	207
Extra Space Storage, Inc.	23,300	358
FelCor Lodging Trust, Inc.	16,900	121
First Industrial Realty Trust, Inc.	11,500	330
First Potomac Realty Trust	8,100	139
Franklin Street Properties Corp.	16,242	211
Getty Realty Corp.	5,500	122
Glimcher Realty Trust	10,200	106
Gramercy Capital Corp. of New York	10,279	27
Hatteras Financial Corp.	2,600	60
Healthcare Realty Trust, Inc.	16,500	481
Hersha Hospitality Trust	14,100	105
Highwoods Properties, Inc.	17,800	633
Home Properties, Inc.	8,400	487
Inland Real Estate Corp.	15,100	237
Investors Real Estate Trust	13,300	149
JER Investors Trust, Inc.	8,000	39
Kite Realty Group Trust	7,200	79
LaSalle Hotel Properties	10,400	242
Lexington Realty Trust	15,540	268
LTC Properties, Inc.	7,200	211
Maguire Properties, Inc.	11,500	69
Medical Properties Trust, Inc.	16,600	188
MFA Mortgage Investments, Inc.	55,200	359
Mid-America Apartment Communities, Inc.	7,800	383
Mission West Properties	3,400	33
Monmouth Real Estate Investment Corp., Class A	1,900	15
National Health Investors, Inc.	5,900	202
National Retail Properties, Inc.	19,100	457
Newcastle Investment Corp.	12,600	80
NorthStar Realty Finance Corp.	17,100	132
OMEGA Healthcare Investors, Inc.	22,930	451
One Liberty Properties, Inc.	900	16
Parkway Properties, Inc. of Maryland	4,700	178
Pennsylvania Real Estate Investment Trust	9,001	170
Post Properties, Inc.	11,600	324
PS Business Parks, Inc.	4,100	236
RAIT Financial Trust	19,100	105
Ramco-Gershenson Properties Trust	5,500	123

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Real Estate Investment Trusts – 5.9% – continued
Realty Income Corp.	29,100	$745
Redwood Trust, Inc.	8,800	191
Resource Capital Corp.	5,800	35
Saul Centers, Inc.	3,200	162
Senior Housing Properties Trust	32,000	763
Sovran Self Storage, Inc.	5,500	246
Strategic Hotels & Resorts, Inc.	18,862	142
Sun Communities, Inc.	5,800	115
Sunstone Hotel Investors, Inc.	15,700	212
Tanger Factory Outlet Centers, Inc.	9,400	412
U-Store-It Trust	15,300	188
Universal Health Realty Income Trust	3,700	144
Urstadt Biddle Properties, Inc., Class A	5,800	109
Washington Real Estate Investment Trust	14,600	535
Winthrop Realty Trust	10,500	41
		17,592
Retail – 5.1%
99 Cents Only Stores *	12,200	134
Aeropostale, Inc. *	18,200	584
AFC Enterprises *	8,300	60
America’s Car-Mart, Inc. *	3,700	69
Asbury Automotive Group, Inc.	10,200	118
Bebe Stores, Inc.	9,300	91
Big 5 Sporting Goods Corp.	6,800	70
BJ’s Restaurants, Inc. *	6,200	74
Blockbuster, Inc., Class A *	52,700	108
Bob Evans Farms, Inc.	9,400	257
Borders Group, Inc.	18,300	120
Brown Shoe Co., Inc.	11,400	187
Buckle (The), Inc.	4,600	256
Buffalo Wild Wings, Inc. *	4,700	189
Build-A-Bear Workshop, Inc. *	5,900	43
Cabela’s, Inc. *	10,000	121
Cache, Inc. *	4,100	28
California Pizza Kitchen, Inc. *	7,600	98
Casey’s General Stores, Inc.	14,800	447
Cash America International, Inc.	7,700	278
Casual Male Retail Group, Inc. *	9,300	37
Cato (The) Corp., Class A	8,600	151
CBRL Group, Inc.	6,900	181
CEC Entertainment, Inc. *	5,992	199
Charlotte Russe Holding, Inc. *	6,500	67
Charming Shoppes, Inc. *	34,000	166
Cheesecake Factory (The), Inc. *	17,700	259

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Retail – 5.1% – continued
Chico’s FAS, Inc. *	47,600	$260
Children’s Place Retail Stores (The), Inc. *	6,200	207
Christopher & Banks Corp.	11,125	85
Circuit City Stores, Inc.	43,000	32
Citi Trends, Inc. *	4,400	72
CKE Restaurants, Inc.	14,500	154
Coldwater Creek, Inc. *	17,700	102
Collective Brands, Inc. *	17,200	315
Conn’s, Inc. *	3,200	60
Denny’s Corp. *	26,300	68
Dillard’s, Inc., Class A	15,300	181
DineEquity, Inc.	4,400	74
Domino’s Pizza, Inc. *	10,400	126
Dress Barn, Inc. *	13,400	205
DSW, Inc., Class A *	5,000	69
Ezcorp, Inc., Class A *	11,500	216
Finish Line (The), Inc., Class A	12,805	128
First Cash Financial Services, Inc. *	6,300	95
Fred’s, Inc., Class A	12,325	175
Fuqi International, Inc. *	3,800	31
Gaiam, Inc., Class A *	5,800	61
Genesco, Inc. *	5,353	179
Group 1 Automotive, Inc.	6,000	130
Haverty Furniture Cos., Inc.	6,500	74
hhgregg, Inc. *	4,745	46
Hibbett Sports, Inc. *	8,543	171
HOT Topic, Inc. *	13,825	91
Insight Enterprises, Inc. *	13,950	187
J Crew Group, Inc. *	11,800	337
Jack in the Box, Inc. *	15,700	331
Jo-Ann Stores, Inc. *	7,510	158
Jos. A. Bank Clothiers, Inc. *	5,433	183
Kenneth Cole Productions, Inc., Class A	3,442	51
Krispy Kreme Doughnuts, Inc. *	16,700	55
Landry’s Restaurants, Inc.	4,084	64
Longs Drug Stores Corp.	8,500	643
Luby’s, Inc. *	4,300	35
Lululemon Athletica, Inc. *	5,400	124
Lumber Liquidators, Inc. *	3,500	44
MarineMax, Inc. *	6,100	44
Men’s Wearhouse, Inc. (The)	13,700	291
New York & Co., Inc. *	7,100	68
Nu Skin Enterprises, Inc., Class A	12,700	206
O’Charleys, Inc.	5,800	51

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Retail – 5.1% – continued
P.F. Chang’s China Bistro, Inc. *	6,100	$144
Pacific Sunwear of California, Inc. *	18,200	122
Pantry (The), Inc. *	7,100	150
Papa John’s International, Inc. *	6,750	183
PC Connection, Inc. *	1,600	11
PC Mall, Inc. *	3,800	26
Pep Boys – Manny, Moe & Jack	10,100	62
PetMed Express, Inc. *	7,500	118
Pier 1 Imports, Inc. *	22,900	95
Pricesmart, Inc.	3,300	55
Red Robin Gourmet Burgers, Inc. *	4,900	131
Regis Corp.	11,900	327
Retail Ventures, Inc. *	10,100	39
Ruby Tuesday, Inc. *	14,900	86
Rush Enterprises, Inc., Class A *	10,350	132
Ruth’s Hospitality Group, Inc. *	8,000	31
Sally Beauty Holdings, Inc. *	24,400	210
Shoe Carnival, Inc. *	3,300	54
Sonic Automotive, Inc., Class A	7,400	63
Sonic Corp. *	15,400	224
Stage Stores, Inc.	9,675	132
Steak n Shake (The) Co. *	10,104	88
Stein Mart, Inc.	7,000	27
Systemax, Inc.	2,200	31
Talbots, Inc.	7,500	98
Texas Roadhouse, Inc., Class A *	13,600	122
Tractor Supply Co. *	9,800	412
Tuesday Morning Corp. *	10,600	44
Tween Brands, Inc. *	7,500	73
Ulta Salon Cosmetics & Fragrance, Inc. *	4,400	58
Wendy’s/Arby’s Group, Inc.	111,003	584
Wet Seal (The), Inc., Class A *	27,600	100
World Fuel Services Corp.	7,500	173
Zale Corp. *	9,400	235
Zumiez, Inc. *	4,900	81
		15,192
Savings & Loans – 1.2%
Abington Bancorp, Inc.	4,800	49
Anchor BanCorp Wisconsin, Inc.	7,200	53
BankFinancial Corp.	5,800	85
Beneficial Mutual Bancorp, Inc. *	9,700	123
Berkshire Hills Bancorp, Inc.	2,400	77
Brookline Bancorp, Inc.	18,303	234
Clifton Savings Bancorp, Inc.	3,400	41

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Savings & Loans – 1.2% – continued
Danvers Bancorp, Inc.	3,600	$46
Dime Community Bancshares	7,725	118
Downey Financial Corp.	7,300	20
ESSA Bancorp, Inc.	3,100	43
First Financial Holdings, Inc.	3,800	99
First Financial Northwest, Inc.	4,500	46
First Niagara Financial Group, Inc.	32,119	506
First Place Financial Corp. of Ohio	6,000	77
FirstFed Financial Corp. *	5,050	40
Flagstar Bancorp, Inc.	11,200	33
Flushing Financial Corp.	6,925	121
Guaranty Financial Group, Inc. *	11,800	47
Investors Bancorp, Inc. *	13,200	199
Kearny Financial Corp.	5,900	72
NASB Financial, Inc.	1,000	33
NewAlliance Bancshares, Inc.	30,700	461
Northfield Bancorp, Inc. *	3,746	45
Northwest Bancorp, Inc.	4,700	129
OceanFirst Financial Corp.	1,300	24
Oritani Financial Corp. *	2,600	44
Provident Financial Services, Inc.	17,729	293
Provident New York Bancorp	10,961	145
Rockville Financial, Inc.	2,200	35
Roma Financial Corp.	2,600	38
United Community Financial Corp. of Ohio	7,400	37
United Financial Bancorp, Inc.	3,100	46
ViewPoint Financial Group	3,300	58
Waterstone Financial, Inc. *	2,900	28
Westfield Financial, Inc.	6,337	65
WSFS Financial Corp.	1,600	96
		3,706
Semiconductors – 2.6%
Actel Corp. *	7,900	99
Advanced Analogic Technologies, Inc. *	14,800	69
Amkor Technology, Inc. *	28,900	184
Anadigics, Inc. *	16,200	46
Applied Micro Circuits Corp. *	18,475	110
Asyst Technologies, Inc. *	16,400	39
ATMI, Inc. *	9,600	173
AuthenTec, Inc. *	8,037	17
Axcelis Technologies, Inc. *	25,700	44
Bookham, Inc. *	22,200	25
Brooks Automation, Inc. *	19,044	159
Cabot Microelectronics Corp. *	6,000	192

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Semiconductors – 2.6% – continued
Cavium Networks, Inc. *	7,796	$110
Ceva, Inc. *	4,100	34
Cirrus Logic, Inc. *	20,200	110
Cohu, Inc.	6,200	98
Diodes, Inc. *	8,437	156
DSP Group, Inc. *	8,300	63
EMCORE Corp. *	19,000	94
Emulex Corp. *	22,200	237
Entegris, Inc. *	32,177	156
Entropic Communications, Inc. *	2,300	3
Exar Corp. *	12,200	93
Formfactor, Inc. *	13,000	226
Hittite Microwave Corp. *	4,900	165
IXYS Corp.	7,700	70
Kopin Corp. *	15,100	47
Kulicke & Soffa Industries, Inc. *	16,000	72
Lattice Semiconductor Corp. *	35,600	73
LTX-Credence Corp. *	35,000	61
Mattson Technology, Inc. *	15,900	75
Micrel, Inc.	13,100	119
Microsemi Corp. *	22,700	578
Microtune, Inc. *	14,500	39
MIPS Technologies, Inc. *	11,900	42
MKS Instruments, Inc. *	14,700	293
Monolithic Power Systems, Inc. *	7,800	135
Netlogic Microsystems, Inc. *	4,400	133
Omnivision Technologies, Inc. *	13,900	159
Pericom Semiconductor Corp. *	7,000	73
Photronics, Inc. *	10,800	20
PLX Technology, Inc. *	8,800	45
PMC – Sierra, Inc. *	59,600	442
Power Integrations, Inc. *	7,900	190
Rubicon Technology, Inc. *	4,100	30
Rudolph Technologies, Inc. *	6,632	56
Semitool, Inc. *	6,100	50
Semtech Corp. *	15,900	222
Sigma Designs, Inc. *	7,400	105
Silicon Image, Inc. *	22,800	122
SiRF Technology Holdings, Inc. *	16,800	25
Skyworks Solutions, Inc. *	44,000	368
Spansion, Inc., Class A *	30,600	47
Standard Microsystems Corp. *	5,800	145
Supertex, Inc. *	3,500	99
Techwell, Inc. *	5,300	50

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Semiconductors – 2.6% – continued
Tessera Technologies, Inc. *	12,600	$206
Transmeta Corp. of Delaware *	4,300	70
TriQuint Semiconductor, Inc. *	37,354	179
Ultra Clean Holdings *	7,100	36
Ultratech, Inc. *	7,300	88
Veeco Instruments, Inc. *	9,700	144
Volterra Semiconductor Corp. *	7,700	98
Zoran Corp. *	13,565	111
		7,619
Software – 4.0%
Accelrys, Inc. *	4,800	26
ACI Worldwide, Inc. *	10,000	175
Actuate Corp. *	19,400	68
Acxiom Corp.	15,700	197
Advent Software, Inc. *	5,000	176
Allscripts Healthcare Solutions, Inc. *	16,500	205
American Reprographics Co. *	9,140	158
American Software, Inc., Class A	3,900	21
ArcSight, Inc. *	144	1
Ariba, Inc. *	24,254	343
athenahealth, Inc. *	6,148	205
Avid Technology, Inc. *	9,600	231
Blackbaud, Inc.	13,116	242
Blackboard, Inc. *	8,900	359
Bottomline Technologies, Inc. *	7,300	76
Callidus Software, Inc., *	5,900	23
Commvault Systems, Inc. *	11,047	133
Computer Programs & Systems, Inc.	3,500	101
Concur Technologies, Inc. *	12,500	478
CSG Systems International, Inc. *	10,900	191
DemandTec, Inc. *	4,100	37
Digi International, Inc. *	6,800	69
DivX, Inc. *	8,700	56
Double-Take Software, Inc. *	5,400	54
Ebix, Inc. *	500	47
Eclipsys Corp. *	15,800	331
Epicor Software Corp. *	18,100	143
EPIQ Systems, Inc. *	8,525	116
Fair Isaac Corp.	12,900	297
FalconStor Software, Inc. *	12,100	65
infoGROUP, Inc.	8,350	55
Informatica Corp. *	25,300	329
Innerworkings, Inc. *	9,894	110
Interactive Intelligence, Inc. *	4,700	42

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Software – 4.0% – continued
JDA Software Group, Inc. *	6,800	$103
Lawson Software, Inc. *	32,400	227
Mantech International Corp., Class A *	6,100	362
MedAssets, Inc. *	4,246	73
MicroStrategy, Inc., Class A *	2,500	149
Midway Games, Inc. *	9,789	23
Monotype Imaging Holdings, Inc. *	2,900	32
MSC.Software Corp. *	11,000	118
NetSuite, Inc. *	1,800	33
Omnicell, Inc. *	10,000	132
Omniture, Inc. *	16,940	311
OpenTV Corp., Class A *	18,700	26
OPNET Technologies, Inc. *	2,500	31
Parametric Technology Corp. *	33,220	611
Pegasystems, Inc.	3,400	44
Phase Forward, Inc. *	12,500	261
Phoenix Technologies Ltd. *	8,800	70
Progress Software Corp. *	11,400	296
PROS Holdings, Inc. *	3,800	36
QAD, Inc.	3,900	27
Quality Systems, Inc.	5,400	228
Quest Software, Inc. *	19,200	244
Renaissance Learning, Inc.	2,300	30
RightNow Technologies, Inc. *	8,500	107
Schawk, Inc.	3,800	58
Seachange International, Inc. *	10,200	99
Smith Micro Software, Inc. *	9,900	70
Solera Holdings, Inc. *	14,900	428
SPSS, Inc. *	5,000	147
Sybase, Inc. *	21,600	661
Synchronoss Technologies, Inc. *	6,900	65
SYNNEX Corp. *	4,100	92
Take-Two Interactive Software, Inc.	20,800	341
Taleo Corp., Class A *	7,261	144
THQ, Inc. *	17,925	216
Trident Microsystems, Inc. *	19,600	47
Tyler Technologies, Inc. *	10,100	153
Ultimate Software Group, Inc. *	7,200	194
VeriFone Holdings, Inc. *	18,500	306
Wind River Systems, Inc. *	20,900	209
		11,964
Storage/Warehousing – 0.1%
Mobile Mini, Inc. *	10,200	197

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Telecommunications – 3.8%
3Com Corp. *	105,500	$246
Acme Packet, Inc. *	7,100	41
Adaptec, Inc. *	31,300	103
Adtran, Inc.	16,500	322
Airvana, Inc. *	4,669	27
Alaska Communications Systems Group, Inc.	13,300	163
Anaren, Inc. *	4,000	41
Anixter International, Inc. *	8,100	482
Applied Signal Technology, Inc.	2,400	42
Arris Group, Inc. *	33,866	262
Aruba Networks, Inc. *	16,900	87
Atheros Communications, Inc. *	16,200	382
Atlantic Tele-Network, Inc.	2,000	56
Avanex Corp.	4,193	20
BigBand Networks, Inc. *	11,083	41
Black Box Corp.	4,500	155
Cbeyond, Inc. *	7,300	105
Centennial Communications Corp. *	20,200	126
Cincinnati Bell, Inc. *	64,000	198
Comtech Telecommunications Corp. *	7,025	346
Consolidated Communications Holdings, Inc.	7,743	117
CPI International, Inc. *	1,900	28
EMS Technologies, Inc. *	3,900	87
Extreme Networks *	36,400	123
Fairpoint Communications, Inc.	25,010	217
FiberTower Corp. *	27,700	38
Finisar Corp. *	124,747	126
Foundry Networks, Inc. *	39,900	727
General Communication, Inc., Class A *	13,800	128
GeoEye, Inc. *	5,600	124
Global Crossing Ltd. *	7,900	120
Globalstar, Inc. *	7,754	13
Globecomm Systems, Inc. *	4,000	35
Harmonic, Inc. *	27,100	229
Harris Stratex Networks, Inc., Class A *	6,600	52
Hughes Communications, Inc. *	2,100	77
Hypercom Corp. *	14,700	58
ICO Global Communications Holdings Ltd. *	26,100	28
IDT Corp., Class B *	12,300	9
Infinera Corp. *	25,266	242
InterDigital, Inc. *	13,000	313
Iowa Telecommunications Services, Inc.	9,400	176
iPCS, Inc. *	5,100	114
IPG Photonics Corp. *	4,462	87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Telecommunications – 3.8% – continued
Ixia *	11,700	$86
Knology, Inc. *	6,800	55
Loral Space & Communications, Inc. *	3,100	46
MasTec, Inc. *	11,000	146
MRV Communications, Inc. *	45,134	53
Netgear, Inc. *	10,400	156
Neutral Tandem, Inc. *	4,000	74
Nextwave Wireless, Inc. *	10,600	6
Novatel Wireless, Inc. *	9,100	55
NTELOS Holdings Corp.	7,600	204
Oplink Communications, Inc. *	5,228	63
Opnext, Inc. *	6,832	31
Orbcomm, Inc. *	7,200	35
PAETEC Holding Corp. *	32,287	69
Parkervision, Inc. *	5,400	54
Plantronics, Inc.	12,800	288
Polycom, Inc. *	23,900	553
Powerwave Technologies, Inc. *	39,000	154
Preformed Line Products Co.	100	6
Premiere Global Services, Inc. *	16,100	226
RCN Corp. *	11,600	142
RF Micro Devices, Inc. *	70,703	206
SAVVIS, Inc. *	9,600	129
Shenandoah Telecommunications Co.	6,429	142
ShoreTel, Inc. *	9,563	55
Sonus Networks, Inc. *	56,000	161
Starent Networks Corp. *	9,076	117
Switch & Data Facilities Co., Inc. *	5,078	63
Sycamore Networks, Inc. *	46,600	150
Symmetricom, Inc. *	12,600	63
Syniverse Holdings, Inc. *	14,080	234
Tekelec *	19,100	267
TerreStar Corp. *	13,600	14
tw telecom, Inc. *	42,000	436
USA Mobility, Inc. *	8,276	91
UTStarcom, Inc. *	32,600	110
Viasat, Inc. *	7,700	181
Virgin Mobile USA, Inc., Class A *	6,183	18
Vonage Holdings Corp. *	13,200	12
		11,465
Textiles – 0.1%
G&K Services, Inc., Class A	6,150	203
Unifirst Corp. of Massachusetts	4,300	186
		389

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Toys, Games & Hobbies – 0.3%
Jakks Pacific, Inc. *	8,250	$205
Leapfrog Enterprises, Inc. *	10,500	111
Marvel Entertainment, Inc. *	14,200	485
RC2 Corp. *	5,509	110
		911
Transportation – 1.9%
American Commercial Lines, Inc. *	11,600	123
Arkansas Best Corp.	6,000	202
Arlington Tankers Ltd.	2,700	42
Atlas Air Worldwide Holdings, Inc. *	3,999	161
Bristow Group, Inc. *	6,727	228
CAI International, Inc. *	1,400	15
Celadon Group, Inc. *	7,500	86
DHT Maritime, Inc.	12,600	85
Dynamex, Inc. *	3,010	86
Eagle Bulk Shipping, Inc.	12,300	171
Forward Air Corp.	8,650	236
Genco Shipping & Trading Ltd.	6,780	225
General Maritime Corp.	7,000	136
Genesee & Wyoming, Inc., Class A *	8,125	305
Golar LNG Ltd.	9,700	129
Gulfmark Offshore, Inc. *	5,900	265
Heartland Express, Inc.	16,870	262
Horizon Lines, Inc., Class A	9,400	93
HUB Group, Inc., Class A *	10,000	377
International Shipholding Corp. *	2,300	50
Knight Transportation, Inc.	14,839	252
Knightsbridge Tankers Ltd.	5,300	140
Marten Transport Ltd. *	4,150	81
Nordic American Tanker Shipping	9,200	295
Old Dominion Freight Line, Inc. *	8,125	230
Pacer International, Inc.	10,400	171
Patriot Transportation Holding, Inc. *	400	32
PHI, Inc. *	3,400	126
Saia, Inc. *	5,000	66
Ship Finance International Ltd.	11,000	237
TBS International Ltd., Class A *	2,600	35
Teekay Tankers Ltd.	4,400	74
Ultrapetrol Bahamas Ltd. *	6,200	49
Universal Truckload Services, Inc. *	1,700	41
Werner Enterprises, Inc.	13,100	284
YRC Worldwide, Inc. *	15,200	182
		5,572

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued
Trucking & Leasing – 0.2%
Aircastle Ltd.	13,100	$130
AMERCO *	2,600	109
Greenbrier Cos., Inc.	5,100	99
TAL International Group, Inc.	4,400	92
Textainer Group Holdings Ltd.	2,000	30
		460
Water – 0.3%
American States Water Co.	4,300	165
California Water Service Group	4,900	189
Connecticut Water Service, Inc.	1,300	38
Consolidated Water Co., Inc.	4,900	83
Middlesex Water Co.	2,000	35
Pico Holdings, Inc. *	4,800	172
SJW Corp.	3,900	117
Southwest Water Co.	6,197	79
		878
Total Common Stocks
(Cost $294,631)		289,937

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
INVESTMENT COMPANY – 0.0%
Kayne Anderson Energy Development Co.	$2,300	39
Total Investment Company
(Cost $58)		39

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Lantronix, Inc., Exp. 2/09/11, Strike	141	–
Pegasus Wireless Corp., Exp. 12/18/08, Strike $8.00 *	1,680	–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.1%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$8,518	$8,518
U.S. Treasury Bill, (1) 1.87%, 12/4/08	735	733
Total Short-Term Investments
(Cost $9,251)		9,251

Total Investments – 100.4%
(Cost $303,939)		299,227
Liabilities less Other Assets – (0.4)%		(1,185)
NET ASSETS – 100.0%		$298,042

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
Russell 2000	106	$7,191	Long	12/08	$(448)
Russell 2000 Mini	11	746	Long	12/08	(43)

Total	117	$7,937			$(491)

At September 30, 2008, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	3.6
Energy	6.3
Financials	21.6
Health Care	14.5
Industrials	16.1
Information Technology	16.7
Materials	3.9
Telecommunication Services	1.1
Utilities	3.5

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$289,976	$(491)

Level 2	9,251	—

Level 3	—	—

Total	$299,227	$(491)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4%
Advertising – 0.1%
Interpublic Group of Cos. (The), Inc. *	47,235	$366
Omnicom Group, Inc.	34,000	1,311
		1,677
Aerospace/Defense – 2.3%
Boeing Co.	77,468	4,443
General Dynamics Corp.	41,600	3,063
Goodrich Corp.	12,200	507
L-3 Communications Holdings, Inc.	12,600	1,239
Lockheed Martin Corp.	34,846	3,821
Northrop Grumman Corp.	35,498	2,149
Raytheon Co.	44,400	2,376
Rockwell Collins, Inc.	16,700	803
United Technologies Corp.	101,300	6,084
		24,485
Agriculture – 1.8%
Altria Group, Inc.	215,700	4,279
Archer-Daniels-Midland Co.	67,492	1,479
Lorillard, Inc.	18,403	1,309
Philip Morris International, Inc.	215,900	10,385
Reynolds American, Inc.	17,000	827
UST, Inc.	16,700	1,111
		19,390
Airlines – 0.1%
Southwest Airlines Co.	77,530	1,125
Apparel – 0.5%
Coach, Inc. *	34,900	874
Jones Apparel Group, Inc.	9,200	170
NIKE, Inc., Class B	42,000	2,810
Polo Ralph Lauren Corp.	6,000	400
VF Corp.	8,928	690
		4,944
Auto Manufacturers – 0.3%
Ford Motor Co. *	243,803	1,268
General Motors Corp.	57,700	545
PACCAR, Inc.	38,078	1,454
		3,267
Auto Parts & Equipment – 0.2%
Goodyear Tire & Rubber (The) Co. *	25,558	391
Johnson Controls, Inc.	62,800	1,905
		2,296
Banks – 5.4%
Bank of America Corp.	477,583	16,715
Bank of New York Mellon (The) Corp.	120,347	3,921

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Banks – 5.4% – continued
BB&T Corp.	57,500	$2,174
Capital One Financial Corp.	39,303	2,004
Comerica, Inc.	15,750	516
Fifth Third Bancorp	60,430	719
First Horizon National Corp.	23,704	222
Huntington Bancshares, Inc.	38,772	310
KeyCorp	49,600	592
M&T Bank Corp.	8,100	723
Marshall & Ilsley Corp.	27,199	548
National City Corp.	87,200	153
Northern Trust Corp. (1)(2)	23,200	1,675
PNC Financial Services Group, Inc.	36,300	2,712
Regions Financial Corp.	76,604	735
State Street Corp.	45,200	2,571
SunTrust Banks, Inc.	37,000	1,665
U.S. Bancorp	182,477	6,573
Wachovia Corp.	224,287	785
Wells Fargo & Co.	346,514	13,005
Zions Bancorporation	12,000	464
		58,782
Beverages – 2.8%
Anheuser-Busch Cos., Inc.	75,288	4,885
Brown-Forman Corp., Class B	7,700	553
Coca-Cola (The) Co.	208,200	11,009
Coca-Cola Enterprises, Inc.	30,700	515
Constellation Brands, Inc., Class A *	22,200	476
Molson Coors Brewing Co., Class B	15,800	739
Pepsi Bottling Group, Inc.	14,900	435
PepsiCo, Inc.	163,980	11,687
		30,299
Biotechnology – 1.7%
Amgen, Inc. *	111,736	6,623
Biogen Idec, Inc. *	30,455	1,532
Celgene Corp. *	47,300	2,993
Genzyme Corp. *	28,100	2,273
Gilead Sciences, Inc. *	96,288	4,389
Millipore Corp. *	6,200	426
		18,236
Building Materials – 0.1%
Masco Corp.	36,000	646
Chemicals – 2.1%
Air Products & Chemicals, Inc.	22,700	1,555
Ashland, Inc.	4,600	134
CF Industries Holdings, Inc.	6,100	558

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Chemicals – 2.1% – continued
Dow Chemical (The) Co.	99,271	$3,155
du Pont (E.I.) de Nemours & Co.	94,877	3,823
Eastman Chemical Co.	8,075	445
Ecolab, Inc.	17,000	825
Hercules, Inc.	10,000	198
International Flavors & Fragrances, Inc.	6,700	264
Monsanto Co.	57,682	5,709
PPG Industries, Inc.	16,100	939
Praxair, Inc.	33,800	2,425
Rohm & Haas Co.	13,643	955
Sherwin-Williams (The) Co.	11,200	640
Sigma-Aldrich Corp.	13,900	729
		22,354
Coal – 0.2%
Consol Energy, Inc.	18,700	858
Massey Energy Co.	8,800	314
Peabody Energy Corp.	28,300	1,273
		2,445
Commercial Services – 1.1%
Apollo Group, Inc., Class A *	11,900	706
Automatic Data Processing, Inc.	55,300	2,364
Convergys Corp. *	9,600	142
Donnelley (R.R.) & Sons Co.	22,300	547
Equifax, Inc.	12,100	417
H&R Block, Inc.	32,100	730
Mastercard, Inc., Class A	7,600	1,348
McKesson Corp.	28,841	1,552
Monster Worldwide, Inc. *	13,700	204
Moody’s Corp.	20,804	707
Paychex, Inc.	35,400	1,169
Robert Half International, Inc.	15,500	384
Total System Services, Inc.	18,796	308
Western Union (The) Co.	76,323	1,883
		12,461
Computers – 4.5%
Affiliated Computer Services, Inc., Class A *	10,100	511
Apple, Inc. *	92,800	10,548
Cognizant Technology Solutions Corp.,
Class A *	31,100	710
Computer Sciences Corp. *	17,200	691
Dell, Inc. *	182,500	3,008
EMC Corp. of Massachusetts *	214,412	2,564
Hewlett-Packard Co.	256,542	11,863
IBM Corp.	141,840	16,590

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Computers – 4.5% – continued
Lexmark International, Inc., Class A *	9,200	$300
NetApp, Inc. *	34,300	625
SanDisk Corp. *	23,600	461
Sun Microsystems, Inc. *	78,850	599
Teradata Corp. *	17,200	335
Unisys Corp. *	26,100	72
		48,877
Cosmetics/Personal Care – 2.6%
Avon Products, Inc.	44,544	1,852
Colgate-Palmolive Co.	53,000	3,993
Estee Lauder Cos. (The), Inc., Class A	11,100	554
Procter & Gamble Co.	317,807	22,148
		28,547
Distribution/Wholesale – 0.2%
Fastenal Co.	13,600	672
Genuine Parts Co.	16,750	673
Grainger (W.W.), Inc.	7,700	670
		2,015
Diversified Financial Services – 5.6%
American Express Co.	121,600	4,308
Ameriprise Financial, Inc.	24,460	934
Charles Schwab (The) Corp.	97,700	2,540
CIT Group, Inc.	30,800	214
Citigroup, Inc.	571,361	11,719
CME Group, Inc.	7,000	2,601
Discover Financial Services	48,309	668
E*TRADE Financial Corp. *	51,000	143
Federated Investors, Inc., Class B	8,314	240
Franklin Resources, Inc.	15,900	1,401
Goldman Sachs Group (The), Inc.	45,452	5,818
IntercontinentalExchange, Inc. *	8,400	678
Invesco Ltd.	42,700	896
Janus Capital Group, Inc.	16,600	403
JPMorgan Chase & Co.	387,303	18,087
Legg Mason, Inc.	14,310	545
Merrill Lynch & Co., Inc.	160,184	4,053
Morgan Stanley	115,718	2,661
NYSE Euronext	26,800	1,050
Price (T. Rowe) Group, Inc.	27,100	1,455
SLM Corp. *	50,800	627
		61,041
Electric – 3.2%
AES Corp. *	73,800	863

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Electric – 3.2% – continued
Allegheny Energy, Inc.	17,800	$654
Ameren Corp.	20,300	792
American Electric Power Co., Inc.	42,740	1,583
Centerpoint Energy, Inc.	32,622	475
CMS Energy Corp.	18,100	226
Consolidated Edison, Inc.	27,300	1,173
Constellation Energy Group, Inc.	19,600	476
Dominion Resources, Inc. of Virginia	59,218	2,533
DTE Energy Co.	15,300	614
Duke Energy Corp.	137,755	2,401
Dynegy, Inc., Class A *	44,407	159
Edison International	34,700	1,385
Entergy Corp.	21,100	1,878
Exelon Corp.	68,924	4,316
FirstEnergy Corp.	33,215	2,225
FPL Group, Inc.	44,600	2,243
Integrys Energy Group, Inc.	6,400	320
Pepco Holdings, Inc.	17,700	406
PG&E Corp.	39,300	1,472
Pinnacle West Capital Corp.	8,500	292
PPL Corp.	40,900	1,514
Progress Energy, Inc.	25,900	1,117
Public Service Enterprise Group, Inc.	54,700	1,794
Southern Co.	82,800	3,121
TECO Energy, Inc.	21,300	335
Xcel Energy, Inc.	43,485	869
		35,236
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	81,700	3,332
Molex, Inc.	12,475	280
		3,612
Electronics – 0.7%
Agilent Technologies, Inc. *	38,156	1,132
Amphenol Corp., Class A	18,500	742
Applied Biosystems, Inc.	16,000	548
Jabil Circuit, Inc.	21,600	206
PerkinElmer, Inc.	10,000	250
Thermo Fisher Scientific, Inc. *	44,800	2,464
Tyco Electronics Ltd.	48,347	1,337
Waters Corp. *	10,500	611
		7,290
Engineering & Construction – 0.2%
Fluor Corp.	19,000	1,058

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Engineering & Construction – 0.2% – continued
Jacobs Engineering Group, Inc. *	12,400	$674
		1,732
Entertainment – 0.1%
International Game Technology	32,252	554
Environmental Control – 0.2%
Allied Waste Industries, Inc. *	36,400	405
Waste Management, Inc.	51,773	1,630
		2,035
Food – 2.1%
Campbell Soup Co.	20,500	791
ConAgra Foods, Inc.	50,200	977
Dean Foods Co. *	14,500	339
General Mills, Inc.	35,200	2,419
Heinz (H.J.) Co.	32,800	1,639
Hershey (The) Co.	15,700	621
Kellogg Co.	28,000	1,571
Kraft Foods, Inc., Class A	159,608	5,227
Kroger Co.	70,000	1,924
McCormick & Co., Inc.	12,100	465
Safeway, Inc.	43,900	1,041
Sara Lee Corp.	76,300	964
SUPERVALU, Inc.	20,992	456
Sysco Corp.	62,900	1,939
Tyson Foods, Inc., Class A	30,400	363
Whole Foods Market, Inc.	16,000	320
Wrigley (Wm.) Jr. Co.	22,525	1,788
		22,844
Forest Products & Paper – 0.4%
International Paper Co.	44,793	1,173
MeadWestvaco Corp.	18,543	432
Plum Creek Timber Co., Inc.	18,800	937
Weyerhaeuser Co.	22,240	1,347
		3,889
Gas – 0.2%
Nicor, Inc.	6,200	275
NiSource, Inc.	25,900	382
Sempra Energy	27,671	1,397
		2,054
Hand/Machine Tools – 0.1%
Black & Decker Corp.	6,900	419
Snap-On, Inc.	5,050	266
Stanley Works (The)	8,000	334
		1,019

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Healthcare – Products – 4.2%
Bard (C.R.), Inc.	9,900	$939
Baxter International, Inc.	65,700	4,312
Becton, Dickinson & Co.	25,300	2,031
Boston Scientific Corp. *	161,900	1,986
Covidien Ltd.	53,547	2,879
Intuitive Surgical, Inc. *	4,100	988
Johnson & Johnson	292,700	20,278
Medtronic, Inc.	118,200	5,922
Patterson Cos., Inc. *	11,500	350
St. Jude Medical, Inc. *	35,000	1,522
Stryker Corp.	25,200	1,570
Varian Medical Systems, Inc. *	12,400	708
Zimmer Holdings, Inc. *	24,840	1,604
		45,089
Healthcare – Services – 1.1%
Aetna, Inc.	50,892	1,838
CIGNA Corp.	28,400	965
Coventry Health Care, Inc. *	15,155	493
DaVita, Inc. *	10,900	621
Humana, Inc. *	18,000	742
Laboratory Corp. of America Holdings *	10,900	758
Quest Diagnostics, Inc.	15,700	811
Tenet Healthcare Corp. *	51,100	284
UnitedHealth Group, Inc.	129,700	3,293
WellPoint, Inc. *	54,983	2,571
		12,376
Holding Companies – Diversified – 0.1%
Leucadia National Corp.	17,400	791
Home Builders – 0.1%
Centex Corp.	13,100	212
D.R. Horton, Inc.	29,000	378
KB Home	9,472	186
Lennar Corp., Class A	15,300	233
Pulte Homes, Inc.	22,700	317
		1,326
Home Furnishings – 0.1%
Harman International Industries, Inc.	6,100	208
Whirlpool Corp.	7,506	595
		803
Household Products/Wares – 0.5%
Avery Dennison Corp.	9,700	431
Clorox Co.	14,800	928
Fortune Brands, Inc.	14,900	855

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Household Products/Wares – 0.5% – continued
Kimberly-Clark Corp.	44,536	$2,888
		5,102
Housewares – 0.0%
Newell Rubbermaid, Inc.	26,808	463
Insurance – 2.9%
Aflac, Inc.	49,900	2,932
Allstate (The) Corp.	57,214	2,639
American International Group, Inc.	281,089	936
AON Corp.	29,575	1,330
Assurant, Inc.	11,300	621
Chubb Corp.	38,200	2,097
Cincinnati Financial Corp.	15,289	435
Genworth Financial, Inc., Class A	41,700	359
Hartford Financial Services Group, Inc.	32,500	1,332
Lincoln National Corp.	25,832	1,106
Loews Corp.	38,213	1,509
Marsh & McLennan Cos., Inc.	52,900	1,680
MBIA, Inc.	21,350	254
MetLife, Inc.	72,600	4,065
MGIC Investment Corp.	10,800	76
Principal Financial Group, Inc.	27,800	1,209
Progressive (The) Corp.	67,752	1,179
Prudential Financial, Inc.	45,300	3,262
Torchmark Corp.	9,700	580
Travelers Cos. (The), Inc.	62,613	2,830
Unum Group	33,261	835
XL Capital Ltd., Class A	31,659	568
		31,834
Internet – 1.9%
Akamai Technologies, Inc. *	17,000	296
Amazon.com, Inc. *	33,339	2,426
eBay, Inc. *	114,424	2,561
Expedia, Inc. *	22,188	335
Google, Inc., Class A *	25,045	10,031
Symantec Corp. *	87,824	1,719
VeriSign, Inc. *	20,200	527
Yahoo!, Inc. *	144,900	2,507
		20,402
Investment Companies – 0.1%
American Capital Ltd.	22,800	582
Iron/Steel – 0.3%
AK Steel Holding Corp.	12,400	322
Allegheny Technologies, Inc.	10,432	308
Nucor Corp.	33,300	1,315

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Iron/Steel – 0.3% – continued
United States Steel Corp.	12,200	$947
		2,892
Leisure Time – 0.2%
Carnival Corp.	46,096	1,629
Harley-Davidson, Inc.	25,000	933
		2,562
Lodging – 0.1%
Marriott International, Inc., Class A	31,200	814
Starwood Hotels & Resorts Worldwide, Inc.	19,700	555
Wyndham Worldwide Corp.	19,561	307
		1,676
Machinery – Construction & Mining – 0.4%
Caterpillar, Inc.	63,700	3,796
Terex Corp. *	10,900	333
		4,129
Machinery – Diversified – 0.4%
Cummins, Inc.	20,700	905
Deere & Co.	44,900	2,222
Manitowoc Co. (The), Inc.	12,600	196
Rockwell Automation, Inc.	16,200	605
		3,928
Media – 2.4%
CBS Corp., Class B	71,174	1,038
Comcast Corp., Class A	305,581	5,999
DIRECTV Group (The), Inc. *	61,000	1,596
Disney (The Walt) Co.	196,503	6,031
Gannett Co., Inc.	24,800	419
McGraw-Hill Cos. (The), Inc.	33,500	1,059
Meredith Corp.	3,800	107
New York Times (The) Co., Class A	12,300	176
News Corp., Class A	240,500	2,884
Scripps Networks Interactive, Inc., Class A	8,000	290
Time Warner, Inc.	374,700	4,912
Viacom, Inc., Class B *	64,974	1,614
Washington Post (The), Co., Class B	597	332
		26,457
Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	14,200	1,119
Mining – 0.6%
Alcoa, Inc.	85,712	1,935
Freeport-McMoRan Copper & Gold, Inc.	39,672	2,255
Newmont Mining Corp.	48,877	1,895
Titanium Metals Corp.	11,100	126

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Mining – 0.6% – continued
Vulcan Materials Co.	11,700	$872
		7,083
Miscellaneous Manufacturing – 4.4%
3M Co.	73,800	5,041
Cooper Industries Ltd., Class A	18,200	727
Danaher Corp.	26,700	1,853
Dover Corp.	18,200	738
Eastman Kodak Co.	30,400	468
Eaton Corp.	17,400	978
General Electric Co.	1,041,945	26,570
Honeywell International, Inc.	78,212	3,250
Illinois Tool Works, Inc.	43,700	1,942
Ingersoll-Rand Co. Ltd., Class A	33,057	1,030
ITT Corp.	18,100	1,007
Leggett & Platt, Inc.	18,600	405
Pall Corp.	11,266	387
Parker Hannifin Corp.	17,587	932
Textron, Inc.	26,100	764
Tyco International Ltd.	49,747	1,742
		47,834
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	20,300	675
Xerox Corp.	92,596	1,068
		1,743
Oil & Gas – 10.6%
Anadarko Petroleum Corp.	49,412	2,397
Apache Corp.	34,806	3,630
Cabot Oil & Gas Corp.	11,500	416
Chesapeake Energy Corp.	53,900	1,933
Chevron Corp.	215,132	17,744
ConocoPhillips	159,146	11,657
Devon Energy Corp.	46,900	4,277
ENSCO International, Inc.	15,000	864
EOG Resources, Inc.	25,700	2,299
Exxon Mobil Corp.	544,014	42,248
Hess Corp.	29,300	2,405
Marathon Oil Corp.	74,318	2,963
Murphy Oil Corp.	19,900	1,276
Nabors Industries Ltd. *	30,100	750
Noble Corp.	27,100	1,190
Noble Energy, Inc.	19,100	1,062
Occidental Petroleum Corp.	85,556	6,027
Pioneer Natural Resources Co.	12,600	659
Questar Corp.	17,300	708

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Oil & Gas – 10.6% – continued
Range Resources Corp.	17,300	$742
Rowan Cos., Inc.	12,800	391
Southwestern Energy Co. *	35,000	1,069
Sunoco, Inc.	12,200	434
Tesoro Corp.	15,800	261
Transocean, Inc. *	33,300	3,658
Valero Energy Corp.	54,900	1,663
XTO Energy, Inc.	57,125	2,657
		115,380
Oil & Gas Services – 2.0%
Baker Hughes, Inc.	32,240	1,952
BJ Services Co.	33,400	639
Cameron International Corp. *	22,600	871
Halliburton Co.	90,931	2,945
National-Oilwell Varco, Inc. *	42,900	2,155
Schlumberger Ltd.	125,600	9,808
Smith International, Inc.	22,600	1,325
Weatherford International Ltd. *	71,288	1,792
		21,487
Packaging & Containers – 0.1%
Ball Corp.	9,300	367
Bemis Co.	8,300	218
Pactiv Corp. *	12,400	308
Sealed Air Corp.	15,006	330
		1,223
Pharmaceuticals – 5.4%
Abbott Laboratories	161,500	9,299
Allergan, Inc.	32,168	1,657
AmerisourceBergen Corp.	16,518	622
Barr Pharmaceuticals, Inc. *	11,400	744
Bristol-Myers Squibb Co.	207,360	4,323
Cardinal Health, Inc.	37,624	1,854
Express Scripts, Inc. *	25,900	1,912
Forest Laboratories, Inc. *	31,900	902
Hospira, Inc. *	15,480	591
King Pharmaceuticals, Inc. *	22,500	216
Lilly (Eli) & Co.	104,896	4,619
Medco Health Solutions, Inc. *	52,936	2,382
Merck & Co., Inc.	224,300	7,079
Mylan, Inc. *	33,200	379
Pfizer, Inc.	705,992	13,019
Schering-Plough Corp.	171,300	3,164
Watson Pharmaceuticals, Inc. *	10,400	296

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Pharmaceuticals – 5.4% – continued
Wyeth	139,600	$5,157
		58,215
Pipelines – 0.4%
El Paso Corp.	76,947	982
Spectra Energy Corp.	64,377	1,532
Williams Cos. (The), Inc.	60,300	1,426
		3,940
Real Estate – 0.0%
CB Richard Ellis Group, Inc., Class A *	19,400	259
Real Estate Investment Trusts – 1.2%
Apartment Investment & Management Co., Class A	11,591	406
AvalonBay Communities, Inc.	7,200	709
Boston Properties, Inc.	12,500	1,171
Developers Diversified Realty Corp.	12,500	396
Equity Residential	26,900	1,195
General Growth Properties, Inc.	26,100	394
HCP, Inc.	25,039	1,005
Host Hotels & Resorts, Inc.	57,500	764
Kimco Realty Corp.	24,500	905
ProLogis	27,435	1,132
Public Storage	13,146	1,301
Simon Property Group, Inc.	23,800	2,309
Vornado Realty Trust	13,700	1,246
		12,933
Retail – 5.7%
Abercrombie & Fitch Co., Class A	9,400	371
AutoNation, Inc. *	14,885	167
Autozone, Inc. *	4,100	506
Bed Bath & Beyond, Inc. *	27,300	858
Best Buy Co., Inc.	34,825	1,306
Big Lots, Inc. *	10,300	287
Costco Wholesale Corp.	45,516	2,955
CVS Caremark Corp.	150,269	5,058
Darden Restaurants, Inc.	15,150	434
Dillard’s, Inc., Class A	7,300	86
Family Dollar Stores, Inc.	14,700	348
GameStop Corp., Class A *	16,800	575
Gap (The), Inc.	49,387	878
Home Depot (The), Inc.	177,894	4,606
Kohl’s Corp. *	31,000	1,429
Limited Brands, Inc.	29,900	518
Liz Claiborne, Inc.	11,700	192
Lowe’s Cos., Inc.	153,500	3,636

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Retail – 5.7% – continued
Macy’s, Inc.	43,982	$791
McDonald’s Corp.	117,800	7,268
Nordstrom, Inc.	16,700	481
Office Depot, Inc. *	24,800	144
Penney (J.C.) Co., Inc.	22,500	750
RadioShack Corp.	13,800	238
Sears Holdings Corp. *	5,973	558
Staples, Inc.	75,375	1,696
Starbucks Corp. *	77,200	1,148
Target Corp.	79,000	3,875
Tiffany & Co.	13,500	480
TJX Cos., Inc.	44,100	1,346
Wal-Mart Stores, Inc.	234,800	14,062
Walgreen Co.	102,800	3,183
Yum! Brands, Inc.	48,900	1,595
		61,825
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	54,400	1,004
Sovereign Bancorp, Inc.	54,078	213
		1,217
Semiconductors – 2.2%
Advanced Micro Devices, Inc. *	63,000	331
Altera Corp.	32,500	672
Analog Devices, Inc.	28,600	754
Applied Materials, Inc.	141,700	2,144
Broadcom Corp., Class A *	47,300	881
Intel Corp.	588,800	11,028
Kla-Tencor Corp.	18,500	586
Linear Technology Corp.	24,900	763
LSI Corp. *	63,500	340
MEMC Electronic Materials, Inc. *	23,100	653
Microchip Technology, Inc.	19,300	568
Micron Technology, Inc. *	73,200	296
National Semiconductor Corp.	20,800	358
Novellus Systems, Inc. *	12,400	244
Nvidia Corp. *	55,350	593
QLogic Corp. *	13,700	210
Teradyne, Inc. *	19,600	153
Texas Instruments, Inc.	136,300	2,930
Xilinx, Inc.	28,900	678
		24,182
Software – 3.7%
Adobe Systems, Inc. *	57,100	2,254
Autodesk, Inc. *	24,000	805

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Software – 3.7% – continued
BMC Software, Inc. *	18,500	$530
CA, Inc.	39,693	792
Citrix Systems, Inc. *	19,800	500
Compuware Corp. *	29,700	288
Electronic Arts, Inc. *	33,400	1,235
Fidelity National Information Services, Inc.	18,000	332
Fiserv, Inc. *	18,300	866
IMS Health, Inc.	17,804	337
Intuit, Inc. *	34,600	1,094
Microsoft Corp.	822,380	21,949
Novell, Inc. *	29,700	153
Oracle Corp. *	410,400	8,335
Salesforce.com, Inc. *	10,900	528
		39,998
Telecommunications – 5.6%
American Tower Corp., Class A *	41,600	1,496
AT&T, Inc.	617,193	17,232
CenturyTel, Inc.	11,750	431
Ciena Corp. *	10,557	106
Cisco Systems, Inc. *	618,700	13,958
Corning, Inc.	163,100	2,551
Embarq Corp.	16,996	689
Frontier Communications Corp. *	28,400	327
Harris Corp.	13,300	614
JDS Uniphase Corp. *	23,950	203
Juniper Networks, Inc. *	56,600	1,193
Motorola, Inc.	237,965	1,699
QUALCOMM, Inc.	172,300	7,404
Qwest Communications International, Inc.	147,655	477
Sprint Nextel Corp.	298,936	1,823
Tellabs, Inc. *	47,800	194
Verizon Communications, Inc.	298,230	9,570
Windstream Corp.	46,199	505
		60,472
Textiles – 0.0%
Cintas Corp.	12,500	359
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	13,212	459
Mattel, Inc.	36,041	650
		1,109
Transportation – 2.1%
Burlington Northern Santa Fe Corp.	29,528	2,729
C.H. Robinson Worldwide, Inc.	17,800	907
CSX Corp.	42,048	2,295

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued
Transportation – 2.1% – continued
Expeditors International of Washington, Inc.	22,800	$794
FedEx Corp.	32,440	2,564
Norfolk Southern Corp.	39,900	2,642
Ryder System, Inc.	5,900	366
Union Pacific Corp.	53,300	3,793
United Parcel Service, Inc., Class B	105,600	6,641
		22,731
Total Common Stocks
(Cost $1,091,309)		1,066,673

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.7%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$14,853	14,853
U. S. Treasury Bill, (3) 2.01%, 12/4/08	3,040	3,029
Total Short-Term Investments
(Cost $17,882)		17,882

Total Investments – 100.1%
(Cost $1,109,191)		1,084,555
Liabilities less Other Assets – (0.1)%		(772)
NET ASSETS – 100.0%		$1,083,783

(1)	Investment in affiliate.
(2)	At March 31, 2008, Northern Trust Corp.’s value was approximately $1,157,000 with gross purchases of approximately $5,800 during the six months ended September 30, 2008. There were no sales during the six months ended September 30, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
S&P 500 E-Mini	297	$17,337	Long	12/08	$(335)

At September 30, 2008, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.5%
Consumer Staples	12.2
Energy	13.3
Financials	15.8
Health Care	13.0
Industrials	11.1
Information Technology	16.0
Materials	3.4
Telecommunication Services	3.1
Utilities	3.6

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$1,066,673	$(335)

Level 2	17,882	–

Level 3	–	–

Total	$1,084,555	$(335)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein. The Developed International Small Cap Index Fund was not funded as of September 30, 2008.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2008, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $653,000, $735,000 and $3,029,000, respectively. The Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2008. The aggregate value of foreign currencies to cover margin requirements for open positions was approximately $1,776,000, $50,000 and $2,660,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2008, were less than $1,000 for the Global Real Estate Index Fund, Global Sustainability Index Fund, and International Equity Index Fund. These amounts are included in “Proceeds from Shares

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

Sold” in Note 6 – Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007 , through the fiscal year ended March 31, 2008, the following funds incurred net capital losses and/or Section 988 net currency losses for which the Fund intends to treat as having been incurred in the following fiscal year (in thousands):

Global Real Estate Index	$9,305
International Equity Index	8,375

At March 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	March 31, 2011	March 31, 2012	March 31, 2013	March 31, 2015
Stock Index	$7,700	$4,423	$46	$588

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2008, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Global Real Estate Index	$3,234	$ —	$(199,643)
Global Sustainability
Index	133	—	(155)
International Equity
Index	12,978	—	215,968
Mid Cap Index	962	4,147	(11,292)
Small Cap Index	622	7,471	10,342
Stock Index	402	—	96,101

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$27,698	$4,123
International Equity Index	45,540	16,528
Mid Cap Index	5,338	17,465
Small Cap Index	6,132	26,130
Stock Index	14,935	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL-GAINS
Global Real Estate Index	$2,224	$87
International Equity Index	37,699	11,451
Mid Cap Index	6,796	4,780
Small Cap Index	4,092	48,343
Stock Index	9,490	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2008, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

At September 30, 2008, the International Equity Index Fund had an outstanding loan of $2,100,000. This amount is included in “Accrued other liabilities” on the Fund’s Statements of Assets and Liabilities. The effective interest rate for the outstanding loan was 4.45 percent.

Interest expense for the six months ended September 30, 2008, was approximately $11,000, $7,000 and $100 for the Global Real Estate Index, International Equity Index Fund, and Mid Cap Index Funds, respectively. When utilized, the average dollar amount of the borrowings and the weighted average interest rate on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Real Estate Index	$5,063	3.31%
International Equity Index	11,163	2.69%
Mid Cap Index	650	2.60%

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2008, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Global Real Estate Index	0.35%	0.65%
Global Sustainability Index	0.35%	0.65%
International Equity Index	0.25%	0.45%
Mid Cap Index	0.20%	0.30%
Small Cap Index	0.20%	0.35%
Stock Index	0.10%	0.25%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee,

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Real Estate Index	$ —	$248,002	$ —	$136,307
Global Sustainability Index	—	10,772	—	400
International Equity Index	—	99,065	—	143,258
Mid Cap Index	—	62,828	—	50,172
Small Cap Index	—	62,469	—	58,387
Stock Index	—	154,620	—	23,154

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Global Real Estate Index	$14,332	$(365,382)	$(351,050)	$1,268,121
Global Sustainability Index	497	(5,579)	(5,082)	31,212
International Equity Index	108,781	(220,190)	(111,409)	1,324,210
Mid Cap Index	25,232	(70,128)	(44,896)	399,802
Small Cap Index	55,321	(60,033)	(4,712)	303,939
Stock Index	119,431	(144,067)	(24,636)	1,109,191

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Real Estate Index	33,924	$334,371	213	$1,866	(24,202)	$(217,963)	9,935	$118,274
Global Sustainability Index	1,132	11,223	—	—	(76)	(733)	1,056	10,490
International Equity Index	15,424	194,493	—	—	(23,290)	(284,536)	(7,866)	(90,043)
Mid Cap Index	5,407	62,139	51	580	(4,198)	(48,255)	1,260	14,464
Small Cap Index	5,020	45,082	—	—	(4,205)	(37,547)	815	7,535
Stock Index	14,949	244,141	339	5,386	(7,570)	(121,199)	7,718	128,328

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Global Real Estate Index	77,866	$903,009	860	$9,110	(36,657)	$(405,569)	42,069	$506,550
Global Sustainability Index	2,125	21,238	—	—	—	—	2,125	21,238
International Equity Index	40,261	573,078	1,427	19,768	(20,919)	(292,528)	20,769	300,318
Mid Cap Index	13,836	171,971	1,415	16,637	(6,908)	(82,943)	8,343	105,665
Small Cap Index	8,817	89,144	2,554	24,085	(11,349)	(112,353)	22	876
Stock Index	41,999	736,760	214	3,844	(10,928)	(194,905)	31,285	545,699

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, and (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

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EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Global Real Estate Index and the International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 - 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 86), if any, in the Global Real Estate Index and International Equity Index Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.65%	$1,000.00	$821.20	$2.96
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29	**

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.65%	$1,000.00	$845.70	$3.00
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29	**

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.45%	$1,000.00	$789.60	$2.01
Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28	**

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.30%	$1,000.00	$937.40	$1.45
Hypothetical	0.30%	$1,000.00	$1,023.50	$1.52	**

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.35%	$1,000.00	$991.90	$1.74
Hypothetical	0.35%	$1,000.00	$1,023.25	$1.77	**

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.25%	$1,000.00	$889.90	$1.18
Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENTS

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (the “Investment Adviser”).

At a meeting of the Board of Trustees held on May 9, 2008 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Adviser, its services and the Funds, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered the Investment Adviser’s staffing for the Funds and the experience of the portfolio managers and other personnel. In particular, the Trustees focused on the Investment Adviser’s long experience in the field of quantitative investment management. They also considered the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information throughout the year. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Adviser’s voluntary reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to the Investment Adviser’s expenses and profitability with respect to the Funds. Information on the services rendered by the Investment Adviser to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds. Information was also provided on the fee rates charged by Investment Adviser to private accounts managed by them. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the Funds’ total expense ratios to specified levels.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties as well as their benchmarks. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues.

Based on the information received, the Trustees concluded that the Funds were generally tracking their respective indexes.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether the Investment Adviser was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set and through the Investment Adviser’s voluntary expense caps for the Funds.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

OTHER BENEFITS

The Trustees considered other benefits derived by the Investment Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by the Investment Adviser and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with the Investment Adviser and its affiliates.

Other benefits considered by the Trustees included the Investment Advisers’ extent and use of soft dollars and the Investment Advisers’ written and oral reports regarding their processes for testing best execution.

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Investment Adviser, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreements should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

11	SCHEDULES OF INVESTMENTS

11	CALIFORNIA MUNICIPAL MONEY MARKET FUND

19	MONEY MARKET FUND

24	MUNICIPAL MONEY MARKET FUND

53	U.S. GOVERNMENT MONEY MARKET FUND

56	U.S. GOVERNMENT SELECT MONEY MARKET FUND

59	ABBREVIATIONS AND OTHER INFORMATION

60	NOTES TO THE FINANCIAL STATEMENTS

65	FUND EXPENSES

66	TRUSTEES AND OFFICERS

66	APPROVAL OF ADVISORY AGREEMENT

68	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2008 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$1,570,143	$6,154,846	(1)	$8,095,544	$1,377,457	$3,453,810
Repurchase agreements, at cost which approximates fair value	–	4,553,521		–	402,817	–
Investment in capital support agreement, at value (cost $ -)	–	25,814		–	–	–
Cash	–	58,075		60,934	50,111	1
Interest income receivable	6,197	21,859		28,352	1,965	2,740
Dividend income receivable	–	–		40	–	–
Receivable for fund shares sold	3	–		1,689	–	1,624
Receivable for securities sold	17,675	–		23,868	–	–
Receivable from investment adviser	31	231		172	29	67
Prepaid and other assets	32	146		91	40	66
Total Assets	1,594,081	10,814,492		8,210,690	1,832,419	3,458,308
LIABILITIES:
Cash overdraft	12,670	–		–	–	–
Payable for securities purchased	4,900	35,000		–	34,800	–
Payable for fund shares redeemed	–	58,895		–	50,127	–
Distributions payable to shareholders	3,772	16,075		19,188	2,444	3,302
Payable to affiliates:
Investment advisory fees	104	709		534	118	210
Co-administration fees	39	266		200	44	79
Custody and accounting fees	–	110		–	–	–
Transfer agent fees	25	177		134	30	53
Trustee fees	8	66		39	7	10
Accrued other liabilities	62	354		228	54	76
Total Liabilities	21,580	111,652		20,323	87,624	3,730
Net Assets	$1,572,501	$10,702,840		$8,190,367	$1,744,795	$3,454,578
ANALYSIS OF NET ASSETS:
Capital stock	$1,572,191	$10,705,683		$8,189,623	$1,744,798	$3,454,556
Accumulated undistributed net investment income	94	–		791	–	–
Accumulated net realized gains (losses)	216	451		(47)	(3)	22
Net unrealized depreciation	–	(3,294)		–	–	–
Net Assets	$1,572,501	$10,702,840		$8,190,367	$1,744,795	$3,454,578
Shares Outstanding ($.0001 par value, unlimited authorization)	1,572,216	10,705,700		8,189,634	1,744,831	3,454,595
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00		$1.00	$1.00	$1.00

(1)	Certain defaulted securities reflect the fair market value rather than amortized cost. Investments at cost are $6,183,954.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$16,447	$132,504	$81,579	$19,902	$25,271
Dividend income	–	–	1,321	–	–
Total Investment Income	16,447	132,504	82,900	19,902	25,271
EXPENSES:
Investment advisory fees	3,230	21,560	15,004	3,501	4,584
Co-administration fees	1,211	8,085	5,627	1,313	1,719
Custody and accounting fees	164	1,185	723	184	214
Transfer agent fees	808	5,390	3,751	875	1,146
Registration fees	12	54	38	23	19
Printing fees	31	159	91	31	38
Professional fees	38	199	115	37	47
Trustee fees and expenses	16	83	48	16	20
Shareholder servicing fees	–	–	–	43	–
Other	13	66	37	12	16
Total Expenses	5,523	36,781	25,434	6,035	7,803
Less expenses reimbursed by investment adviser	(1,069)	(7,136)	(4,730)	(1,153)	(1,496)
Less custodian credits	(13)	–	(73)	(69)	(3)
Net Expenses	4,441	29,645	20,631	4,813	6,304
Net Investment Income	12,006	102,859	62,269	15,089	18,967
NET REALIZED AND UNREALIZED GAINS (LOSSES) :
Net realized gains (losses) on investments	216	451	(47)	(3)	22
Net change in unrealized depreciation on investments	–	(7,862)	–	–	–
Net change in unrealized appreciation on capital support agreement	–	25,814	–	–	–
Net Gains (Losses) on Investments	216	18,403	(47)	(3)	22
Net Increase in Net Assets Resulting from Operations	$12,222	$121,262	$62,222	$15,086	$18,989

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA MUNICIPAL MONEY FUND		MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008
OPERATIONS:
Net investment income	$12,006	$36,631	$102,859	$482,336
Net realized gains (losses) on investments	216	181	451	300
Net change in unrealized appreciation (depreciation)	–	–	17,952	(21,246)
Net Increase in Net Assets Resulting from Operations	12,222	36,812	121,262	461,390
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(31,707)	332,922	(624,740)	161,209
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(31,707)	332,922	(624,740)	161,209
DISTRIBUTIONS PAID:
From net investment income	(12,100)	(36,875)	(103,041)	(482,455)
Total Distributions Paid	(12,100)	(36,875)	(103,041)	(482,455)
Total Increase (Decrease) in Net Assets	(31,585)	332,859	(606,519)	140,144
NET ASSETS:
Beginning of Period	1,604,086	1,271,227	11,309,359	11,169,215
End of Period	$1,572,501	$1,604,086	$10,702,840	$11,309,359
Accumulated Undistributed Net Investment Income	$94	$188	$–	$182

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED MARCH 31, 2008

MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008

$62,269	$168,623	$15,089	$40,192	$18,967	$50,103
(47)	1,095	(3)	58	22	37
–	–	–	–	–	–
62,222	169,718	15,086	40,250	18,989	50,140

864,082	1,454,895	(88,761)	1,010,625	1,080,036	1,357,344
864,082	1,454,895	(88,761)	1,010,625	1,080,036	1,357,344

(62,573)	(169,052)	(15,132)	(40,192)	(19,004)	(50,103)
(62,573)	(169,052)	(15,132)	(40,192)	(19,004)	(50,103)
863,731	1,455,561	(88,807)	1,010,683	1,080,021	1,357,381

7,326,636	5,871,075	1,833,602	822,919	2,374,557	1,017,176
$8,190,367	$7,326,636	$1,744,795	$1,833,602	$3,454,578	$2,374,557
$791	$1,095	$–	$43	$–	$37

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.03	0.03	0.02	0.01	0.01
Total from Investment Operations	0.01	0.03	0.03	0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.76%	2.83%	3.06%	2.22%	0.92%	0.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,572,501	$1,604,086	$1,271,227	$1,022,844	$908,547	$762,143
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%	0.69%	0.69%	0.78%	0.79%	0.78%
Net investment income, net of waivers, reimbursements and credits	1.49%	2.75%	2.97%	2.20%	0.94%	0.55%
Net investment income, before waivers, reimbursements and credits	1.36%	2.61%	2.83%	1.97%	0.70%	0.32%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.04	0.05	0.03	0.01	0.01
Net realized and unrealized gains (losses)	– (3)	– (3)	–	–	–	–
Total from Investment Operations	0.01	0.04	0.05	0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.96%	4.42%	4.79%	3.27%	1.22%	0.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,702,840	$11,309,359	$11,169,215	$9,126,668	$7,896,730	$7,435,384
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%	0.68%	0.68%	0.78%	0.79%	0.78%
Net investment income, net of waivers, reimbursements and credits	1.91%	4.32%	4.71%	3.26%	1.22%	0.68%
Net investment income, before waivers, reimbursements and credits	1.78%	4.19%	4.58%	3.03%	0.98%	0.45%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.03	0.03	0.02	0.01	0.01
Total from Investment Operations	0.01	0.03	0.03	0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.83%	2.93%	3.08%	2.26%	0.96%	0.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,190,367	$7,326,636	$5,871,075	$5,615,849	$4,580,691	$4,719,992
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%	0.68%	0.68%	0.78%	0.79%	0.78%
Net investment income, net of waivers, reimbursements and credits	1.66%	2.84%	3.04%	2.24%	0.95%	0.58%
Net investment income, before waivers, reimbursements and credits	1.53%	2.71%	2.91%	2.01%	0.71%	0.35%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)		YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007		YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005		YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.04		0.05		0.03		0.01		0.01
Total from Investment Operations	0.01		0.04		0.05		0.03		0.01		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.04)		(0.05)		(0.03)		(0.01)		(0.01)
Total Distributions Paid	(0.01)		(0.04)		(0.05)		(0.03)		(0.01)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(1)	0.87%		4.24%		4.74%		3.22%		1.19%		0.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,744,795		$1,833,602		$822,919		$716,730		$571,858		$622,462
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55%
Expenses, before waivers, reimbursements and credits	0.69%		0.70%		0.70%		0.81%		0.80%		0.82%
Net investment income, net of waivers, reimbursements and credits	1.72%		3.94%		4.65%		3.22%		1.17%		0.66%
Net investment income, before waivers, reimbursements and credits	1.58%		3.79%		4.50%		2.96%		0.92%		0.39%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $69,000, $98,000, $73,000, $60,000 and $50,000, which represents 0.01% of average net assets for the period ended September 30, 2008 and for the fiscal years ended March 31, 2008, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.04	0.05	0.03	0.01	0.01
Total from Investment Operations	0.01	0.04	0.05	0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.83%	4.16%	4.66%	3.17%	1.16%	0.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,454,578	$2,374,557	$1,017,176	$1,133,339	$1,186,119	$924,881
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%	0.69%	0.69%	0.79%	0.79%	0.79%
Net investment income, net of waivers, reimbursements and credits	1.65%	3.85%	4.56%	3.21%	1.22%	0.61%
Net investment income, before waivers, reimbursements and credits	1.52%	3.71%	4.42%	2.97%	0.98%	0.37%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9%

California – 99.2%

ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),

8.00%, 10/8/08	$20,215	$20,215

ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC),

4.00%, 10/1/08	20,240	20,240

ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2002, Jackson Labs (Bank of America N.A. LOC),

8.19%, 10/8/08	6,295	6,295

ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2004, Thacher Schools,

8.60%, 10/8/08	3,300	3,300

ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.),

7.85%, 10/8/08	5,600	5,600

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),

7.80%, 10/8/08	10,865	10,865

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2008, On Lok Senior Health Services (Wells Fargo Bank N.A. LOC),

8.10%, 10/8/08	4,500	4,500

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),

7.80%, 10/8/08	20,350	20,350

ABN AMRO Munitops Certificate Trust, Series 2006-21, (1)

4.41%, 10/8/08	13,995	13,995

Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured),

7.85%, 10/8/08	4,345	4,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Alameda-Contra Costa Schools Financing Authority COPS, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),

7.75%, 10/8/08	$4,465	$4,465

Alameda-Contra Costa Schools Financing Authority COPS, Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),

7.75%, 10/8/08	3,200	3,200

Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area,

7.62%, 10/8/08	18,000	18,000

Series B2, San Francisco Bay Area,

7.65%, 10/8/08	26,700	26,700

Series C-1, San Francisco Bay Area,

6.25%, 10/8/08	9,000	9,000

Series D-1, San Francisco Bay Area,

8.00%, 10/8/08	11,300	11,300

Burbank Redevelopment Agency Multifamily Housing Revenue VRDB, Series A (FHLB of San Francisco LOC),

5.30%, 10/8/08	4,960	4,960

California Communities Note Program TRANS, Series 2008 A-1,

3.00%, 6/30/09	19,915	20,090

California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1)

8.18%, 10/8/08	5,000	5,000

California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College,

7.00%, 10/8/08	4,650	4,650

California Health Facilities Financing Authority Revenue Refunding VRDB, Series 2008-A, Luvile Salter,

7.00%, 10/8/08	7,455	7,455

California Health Facilities Financing Authority Revenue Refunding VRDB, Series 2008-C, Luvile Salter,

6.25%, 10/8/08	900	900

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),

7.67%, 10/8/08	$5,800	$5,800

California Health Facilities Financing Authority Revenue VRDB, Series 2006-C, Kaiser Permanente,

7.69%, 10/8/08	14,100	14,100

California Infrastructure and Economic Development Bank Revenue Refunding VRDB, Series A1, J Paul Getty Trust,

1.70%, 4/1/09	4,800	4,800

Series A2, J Paul Getty Trust,

1.70%, 4/1/09	8,500	8,500

Series A3, J Paul Getty Trust,

1.70%, 4/1/09	6,000	6,000

Series A4, J Paul Getty Trust,

1.70%, 4/1/09	6,000	6,000

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-B, Orange County Performing (Wells Fargo Bank N.A. LOC),

8.00%, 10/8/08	10,000	10,000

California Municipal Finance Authority Revenue Bonds, Series 2007, Vacaville Christian Schools (Allied Irish Bank LOC),

7.83%, 10/8/08	7,000	7,000

California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC,

3.45%, 10/1/08	9,800	9,800

California School Cash Reserve Program Authority COPS 2008-2009, Series 2007A, TRANS,

3.00%, 7/6/09	8,000	8,081

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC),

6.25%, 10/1/08	6,800	6,800

Series 2002C-1 (Dexia Credit Local LOC),

7.95%, 10/8/08	900	900

Series 2002C-5 (Dexia Credit Local LOC),

7.75%, 10/8/08	19,200	19,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

California State Department of Water Resources and Power Supply Revenue VRDB, continued

Series 2002C-7 (FSA Corp. Insured),

7.50%, 10/8/08	$15,870	$15,870

Series 2002C-16 (Bank of New York LOC),

7.10%, 10/8/08	12,000	12,000

Subseries F-2 (Societe Generale LOC),

3.65%, 10/1/08	1,000	1,000

Subseries F-4 (Bank of America N.A. LOC),

3.95%, 10/1/08	1,400	1,400

Subseries G-1 (Bank of Nova Scotia LOC),

7.68%, 10/8/08	9,050	9,050

Subseries G-3 (FSA Corp. Insured),

7.50%, 10/8/08	14,500	14,500

California State Economic Recovery G.O. VRDB, Series 2004C-11 (BNP Paribas LOC),

7.25%, 10/8/08	3,200	3,200

Series 2004C-16 (FSA Corp. Insured),

8.00%, 10/8/08	27,315	27,315

California State G.O., Kindergarten-University, Series 2004A-3 (Citibank N.A. LOC),

6.25%, 10/1/08	500	500

Series 2004A-6 (Citibank N.A. LOC),

7.00%, 10/8/08	1,100	1,100

Series 2004A-8 (Citibank N.A. LOC),

6.50%, 10/8/08	4,245	4,245

Series 2004A-9 (Citibank N.A. LOC),

7.25%, 10/8/08	18,155	18,155

Series 2004B-6 (Citibank N.A. LOC),

7.86%, 10/8/08	18,000	18,000

California State G.O., Series 2003B-1 (Bank of New York LOC),

7.65%, 10/8/08	15,400	15,400

California State G.O., Soc Gen Municipal Securities Trust Receipts SGC 6 Class A (Societe Generale LOC), (1)

4.69%, 10/8/08	49,000	49,000

California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),

8.00%, 10/8/08	38,050	38,050

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),

7.85%, 10/8/08	$12,600	$12,600

California Statewide Communities Development Authority Multifamily Housing Revenue Bonds, Series 2680, Putters (JPMorgan Chase Bank LOC), (1)

7.96%, 10/8/08	15,000	15,000

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),

7.75%, 10/8/08	5,900	5,900

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC),

7.73%, 10/8/08	5,000	5,000

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

7.80%, 10/8/08	6,860	6,860

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-A, Los Angeles County Museum Art (Wells Fargo Bank N.A. LOC),

7.62%, 10/8/08	20,000	20,000

Series 2008-E, Los Angeles County Museum Art (Wells Fargo Bank N.A. LOC),

8.09%, 10/8/08	4,000	4,000

California Statewide Communities Development Authority Revenue VRDB, Series 2000A, Jewish Federation (Allied Irish Bank LOC),

7.25%, 10/8/08	500	500

California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC),

7.80%, 10/8/08	17,200	17,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project,

7.69%, 10/8/08	$11,400	$11,400

Series 2004L, Kaiser Permanente Project,

7.69%, 10/8/08	28,700	28,700

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC),

7.80%, 10/8/08	6,200	6,200

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC),

7.62%, 10/8/08	5,000	5,000

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),

7.81%, 10/8/08	3,800	3,800

California Statewide Communities Development Authority Revenue VRDB, Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC),

8.10%, 10/8/08	1,000	1,000

California Statewide Communities Development Authority Revenue VRDB, Series A (Assured Guaranty Insured),

8.29%, 10/8/08	10,000	10,000

California Statewide Communities Development Authority Revenue VRDB, Series B, Presbyterian Homes (Bank of America N.A. LOC),

7.80%, 10/8/08	4,400	4,400

California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),

8.12%, 10/8/08	9,900	9,900

Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB, Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC),

8.00%, 10/8/08	7,725	7,725

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Castaic Lake Water Agency Revenue COPS, Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC),

7.64%, 10/8/08	$4,600	$4,600

Central Basin Municipal Water District COPS Refunding, Series 2008-A, Central Basin Project (Allied Irish Bank LOC),

7.62%, 10/8/08	3,200	3,200

City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.),

8.00%, 10/8/08	14,200	14,200

City of Los Angeles G.O. TRANS, Series 2008,

3.00%, 6/30/09	49,000	49,521

Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC),

7.75%, 10/8/08	2,400	2,400

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Series 1999A, Serramonte Del Ray (FNMA Gtd.),

7.75%, 10/8/08	7,200	7,200

East Bay Municipal Utility District Water System Revenue Refunding VRDB, Subseries A-2,

8.00%, 10/8/08	17,000	17,000

Subseries C-2,

8.00%, 10/8/08	7,500	7,500

Subseries C-3,

8.00%, 10/8/08	5,000	5,000

Subseries C-4,

7.67%, 10/8/08	12,000	12,000

East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Subseries B-1,

7.68%, 10/8/08	6,855	6,855

Subseries B-2,

7.88%, 10/8/08	13,780	13,780

Subseries 2008-A,

8.00%, 10/8/08	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Escondido Community Development Multifamily Housing Revenue Refunding VRDB, Series 1992A, Heritage Park Apartments Project (FNMA LOC),

7.76%, 10/8/08	$350	$350

Fremont Revenue COPS VRDB, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC),

7.75%, 10/8/08	9,400	9,400

Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC),

7.75%, 10/8/08	3,075	3,075

Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC),

7.85%, 10/8/08	12,125	12,125

Huntington Beach Multifamily Housing Revenue Refunding VRDB, Huntington (FNMA LOC),

7.85%, 10/8/08	14,075	14,075

Kings County Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 2001A, Edgewater Isle Apartments (FNMA LOC),

7.80%, 10/8/08	250	250

Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB, Series 1992A, Richards Manor Project (FNMA LOC),

7.76%, 10/8/08	4,770	4,770

Livermore Multifamily Housing Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC),

7.85%, 10/8/08	4,200	4,200

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.),

7.75%, 10/8/08	3,600	3,600

Los Angeles COPS, Series 2004A, Village School, Inc. (Allied Irish Bank LOC),

7.91%, 10/8/08	6,345	6,345

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Los Angeles County Multifamily Housing Authority Revenue VRDB, Series 1985B, Malibu Canyon Apartments (FHLMC LOC),

6.80%, 10/8/08	$8,000	$8,000

Los Angeles County Schools COPS 2008, Pooled Financing Program TRANS,

3.50%, 6/30/09	18,955	19,212

Los Angeles County TRANS, Series A,

3.00%, 6/30/09	38,500	38,901

Los Angeles Department of Water and Power Revenue VRDB, Subseries 2001 B-3,

3.75%, 10/1/08	2,600	2,600

Subseries A-6, Power System,

7.10%, 10/8/08	6,420	6,420

Los Angeles Department of Water and Power Waterworks Revenue VRDB, Series 2001B-1,

7.70%, 10/8/08	8,400	8,400

Series 2001B-3,

5.50%, 10/8/08	7,000	7,000

Los Angeles Multifamily Revenue Refunding VRDB, Series 1991 B, Mountainback I Apartments Project (FHLMC LOC),

7.77%, 10/8/08	8,140	8,140

Los Angeles Unified School District G.O. TRANS, Series 2008-A,

3.00%, 7/30/09	27,300	27,630

Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-A (Bank of Nova Scotia LOC),

7.73%, 10/8/08	10,000	10,000

Subseries 2008-B (Bank of Nova Scotia LOC),

7.75%, 10/8/08	12,200	12,200

Los Angeles Water and Power Revenue VRDB, Subseries A-8, Power System,

7.10%, 10/8/08	15,200	15,200

Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB, Sub Amended Merged Project (State Street Bank & Trust LOC),

6.10%, 10/1/08	2,650	2,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Metropolitan Water District of Southern California Revenue Bonds, Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1)

4.34%, 10/8/08	$16,685	$16,685

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B,

6.00%, 10/8/08	12,200	12,200

Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series 2003C-3,

7.67%, 10/8/08	11,295	11,295

Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2003C-2,

7.73%, 10/8/08	2,620	2,620

Series 2004C,

6.25%, 10/8/08	8,580	8,580

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2001C-1,

4.00%, 10/1/08	2,900	2,900

Series 2001C-2,

4.00%, 10/1/08	1,400	1,400

Series 2005B-2,

6.25%, 10/1/08	5,100	5,100

Modesto Multifamily Housing Revenue VRDB, Series 2001A, Shadowbrook Apartments (FNMA Gtd.),

8.00%, 10/8/08	2,025	2,025

Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC),

7.67%, 10/8/08	11,500	11,500

Ohlone Community College, Series 2005B, ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1)

4.24%, 10/8/08	29,690	29,690

Orange County Development Revenue Refunding Bonds, Series 1997A, Larkspur Canyon Apartments (FNMA LOC),

7.85%, 10/8/08	7,435	7,435

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),

7.85%, 10/8/08	$14,800	$14,800

Orange County Housing Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.),

7.76%, 10/8/08	500	500

Orange County Sanitation District COPS, Series 2000-A,

4.25%, 10/1/08	4,695	4,695

Orange County Water District COPS, Series 2003A,

7.63%, 10/8/08	600	600

Rancho Water District Financing Authority Revenue Refunding Bonds, Series 2008-B (UBS AG LOC),

7.50%, 10/8/08	3,500	3,500

Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.),

7.85%, 10/8/08	13,580	13,580

Riverside County Community Facilities District Number 88-4 VRDB, Special Tax Refunding Bonds (Comerica Bank LOC),

7.75%, 10/8/08	2,150	2,150

Riverside County COPS, Series C, Public Facilities Project (State Street Bank & Trust LOC),

7.70%, 10/8/08	1,300	1,300

Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.),

7.85%, 10/8/08	8,250	8,250

Riverside County Teeter Obligation CP Notes, Series 2007-B (Bank of Nova Scotia LOC),

1.52%, 12/4/08	49,000	49,000

Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.),

7.85%, 10/8/08	7,900	7,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Roseville Electric System Revenue COPS Refunding VRDB, Series 2008-A (Dexia Credit Local LOC),

6.25%, 10/8/08	$7,800	$7,800

Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.),

7.75%, 10/8/08	6,900	6,900

Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.),

8.25%, 10/8/08	3,100	3,100

Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 99, River C (FNMA LOC),

7.85%, 10/8/08	6,400	6,400

Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.),

7.75%, 10/8/08	7,200	7,200

Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.),

7.80%, 10/8/08	5,300	5,300

Sacramento County Sanitation District Financing Authority Revenue Bonds, MERLOTS Series 2000-SSS (Collateralized by U.S. Government Securities), (1)

4.88%, 10/8/08	7,500	7,500

Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC),

7.70%, 10/8/08	5,000	5,000

Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC),

7.83%, 10/8/08	18,450	18,450

San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC),

4.53%, 10/8/08	1,000	1,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC),

4.52%, 10/8/08	$7,264	$7,264

San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC),

7.85%, 10/8/08	7,110	7,110

San Diego County and School District 2008 TRANS,

3.50%, 6/30/09	13,000	13,184

San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-A,

7.75%, 10/8/08	17,700	17,700

Series 2008-C,

7.90%, 10/8/08	14,900	14,900

Series 2008-D,

6.50%, 10/8/08	18,500	18,500

San Francisco City and County Airports Commission Revenue Refunding VRDB, Second Series 2008-37D (FSA Corp. Insured),

8.00%, 10/8/08	5,000	5,000

San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured),

7.85%, 10/8/08	14,300	14,300

San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),

7.70%, 10/8/08	8,400	8,400

Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),

7.70%, 10/8/08	18,390	18,390

San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC),

7.85%, 10/8/08	8,850	8,850

San Leandro Multifamily Housing Revenue VRDB, Series 1989 A, Parkside Commons Apartments (FNMA Collateralized),

7.50%, 10/8/08	4,900	4,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 99.2% continued

Santa Clara County Housing Authority Multifamily Housing Revenue VRDB, Series A, Fountains Project (Citibank N.A. LOC),

7.00%, 10/8/08	$2,900	$2,900

State of California G.O. VRDB, Series 2005 Subseries B-6 (KBC Bank N.V. LOC),

3.65%, 10/1/08	1,500	1,500

Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),

6.10%, 10/1/08	1,630	1,630

Upland California Apartment Development Revenue Refunding VRDB, Series 1998-A, Mountain Springs (FNMA Insured),

7.85%, 10/8/08	6,000	6,000

Ventura County TRANS, Series 2008,

3.50%, 7/1/09	10,000	10,140

Watereuse Finance Authority Revenue VRDB (FSA Corp. Insured),

5.50%, 10/8/08	5,945	5,945
		1,560,143
Puerto Rico – 0.7%

Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-2, Public Improvement (FSA Corp. Insured),

7.75%, 10/8/08	10,000	10,000
Total Municipal Investments
(Cost $1,570,143)		1,570,143

Total Investments – 99.9%
(Cost $1,570,143) (2)		1,570,143
Other Assets less Liabilities – 0.1%		2,358
NET ASSETS – 100.0%		$1,572,501

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $1,570,143.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008 the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Administration of Environment and Housing and Real Estate	15.5%

Air, Water Services and Solid Waste Management	12.0

Electric Services, Gas and Combined Utilities	9.5

Executive, Legislative and General Government	29.5

Health Services and Residential Care	9.8

Urban and Community Development and Social Services	7.3
All other sectors less than 5%	16.4
Total	100.0%

At September 30, 2008, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	83.5%

61 - 90 Days	3.1
181 - 364 Days	13.4
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ –	$ –
Level 2	1,570,143	–
Level 3	–	–

Total	$1,570,143	$ –

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 17.6%

Domestic Depository Institutions – 1.7%

Citibank, New York,

2.75%, 10/14/08	$40,000	$40,000

2.77%, 11/19/08	40,000	40,000

2.76%, 11/20/08	50,000	50,000

2.75%, 12/5/08	50,000	50,000
		180,000
Foreign Depository Institutions – 15.9%

Australia & New Zealand Bank, London Branch,

2.78%, 10/9/08	70,000	70,000

Banco Bilbao Vizcaya Argentaria, London,

2.47%, 10/8/08	100,000	100,000

2.46%, 10/14/08	65,000	65,000

Bank of Nova Scotia, London Branch,

2.45%, 10/14/08	60,000	60,000

Bank of Scotland PLC, Halifax Branch,

5.00%, 10/14/08	10,000	10,000

Bank of Scotland PLC, New York Branch,

2.80%, 10/15/08	50,000	50,000

2.82%, 10/31/08	50,000	50,000

2.81%, 11/6/08	15,000	15,000

BNP Paribas S.A., London Branch,

2.50%, 10/14/08	45,000	45,000

2.75%, 10/16/08	50,000	50,000

2.81%, 11/28/08	65,000	65,000

CALYON, New York,

2.47%, 10/8/08	140,000	140,000

Credit Agricole S.A., London Branch,

4.91%, 10/9/08	45,000	45,000

4.97%, 10/14/08	10,000	10,000

2.80%, 10/27/08	50,000	50,000

Deutsche Bank, New York Branch,

2.70%, 11/5/08	30,000	30,000

HSBC PLC, London,

2.80%, 10/7/08	70,000	70,000

2.64%, 10/16/08	90,000	90,000

2.79%, 11/12/08	40,000	40,000

ING Bank, London,

2.77%, 11/4/08	50,000	50,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 17.6% continued

Foreign Depository Institutions – 15.9% continued

Lloyds Bank, New York,

2.72%, 11/28/08	$30,000	$30,000

National Australia Bank, London Branch,

2.77%, 11/12/08	50,000	50,000

Rabobank Nederland, New York Branch,

2.45%, 10/3/08	50,000	50,000

2.71%, 11/20/08	15,000	15,000

2.72%, 11/28/08	60,000	60,000

2.73%, 11/28/08	50,000	50,000

Royal Bank of Scotland, New York Branch,

2.75%, 10/20/08	75,000	75,000

2.80%, 11/3/08	50,000	50,000

2.80%, 11/19/08	30,000	30,000

2.79%, 11/28/08	50,000	50,000

Societe Generale, London Branch,

2.90%, 10/9/08	30,000	30,000

Toronto Dominion Bank, New York Branch,

2.72%, 11/19/08	15,000	15,000

Westpac Banking Corp.,

2.73%, 11/25/08	50,000	50,000

Westpac Banking Corp., London Branch,

2.72%, 11/26/08	40,000	40,000
		1,700,000
Total Certificates of Deposit
(Cost $1,880,000)		1,880,000

COMMERCIAL PAPER – 3.4%

Electronic and Other Electronic Components – 0.4%

General Electric Capital Services, Inc.,

4.50%, 10/1/08	45,000	45,000
Non-Depository Personal Credit – 3.0%

General Electric Capital Corp.,

4.50%, 10/1/08	240,000	240,000

2.93%, 4/17/09	35,000	34,436

2.90%, 5/5/09	50,000	49,130
		323,566
Total Commercial Paper
(Cost $368,566)		368,566

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 4.0%

Domestic Depository Institutions – 1.3%

Bank of America, N.A.,

2.74%, 10/9/08	$35,000	$35,000

Wells Fargo Bank, San Francisco,

2.48%, 10/1/08	60,000	60,000

2.58%, 10/17/08	50,000	50,000
		145,000
Foreign Depository Institutions – 0.4%

Royal Bank of Canada, FRN,

2.55%, 10/10/08	24,000	24,000

Westpac Banking Corp., FRN,

2.55%, 10/10/08	15,000	15,000
		39,000
Non-Depository Personal Credit – 1.8%

General Electric Capital Corp., FRN,

2.83%, 10/6/08	45,000	44,996

3.22%, 10/24/08	65,000	65,000

2.92%, 12/15/08	17,265	17,267

2.86%, 12/16/08	46,200	46,194

3.34%, 12/22/08	19,760	19,769
		193,226
Structured Investment Vehicles – 0.5%

Whistlejacket Capital LLC, FRN, (1) †

5.15%, 4/21/08	35,000	23,013

2.50%, 5/20/08	20,000	13,150

3.81%, 7/23/08	30,000	19,725
		55,888
Total Corporate Notes/Bonds
(Cost $462,222)		433,114

EURODOLLAR TIME DEPOSITS – 20.7%

Domestic Depository Institutions – 8.1%

Bank of America, Toronto, Canada,

3.00%, 10/1/08	465,000	465,000

JPMorgan Chase Bank, Toronto,

1.50%, 10/1/08	400,000	400,000
		865,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 20.7% continued

Foreign Depository Institutions – 12.6%

ABN AMRO Bank, Amsterdam, Netherlands,

7.00%, 10/1/08	$200,000	$200,000

Banco Bilbao Vizcaya Argentaria, Grand Cayman,

7.00%, 10/1/08	150,000	150,000

Banco Santander Centrale Hispano, New York,

2.50%, 10/10/08	70,000	70,000

Barclays Bank, Global Treasury Services, London,

6.50%, 10/1/08	150,000	150,000

BNP Paribas, Paris,

6.50%, 10/1/08	150,000	150,000

CALYON, Grand Cayman,

7.00%, 10/1/08	160,000	160,000

Nordea Bank, Grand Cayman,

1.00%, 10/1/08	200,000	200,000

Royal Bank of Scotland, London,

7.00%, 10/1/08	150,000	150,000

UBS AG, Grand Cayman,

0.38%, 10/1/08	125,000	125,000
		1,355,000
Total Eurodollar Time Deposits
(Cost $2,220,000)		2,220,000

U.S. GOVERNMENT AGENCIES – 8.1% (2)

Fannie Mae – 0.7%

FNMA Discount Note,

2.90%, 7/13/09	40,000	39,082

FNMA Note,

5.13%, 7/13/09	35,000	35,589
		74,671
Federal Home Loan Bank – 6.7%

FHLB Bonds,

2.56%, 2/13/09	25,000	25,031

2.38%, 2/25/09	24,700	24,748

2.63%, 2/27/09	16,000	16,053

2.65%, 2/27/09	20,000	20,062

2.39%, 3/18/09	41,000	41,032

2.13%, 3/27/09	12,000	11,998

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 8.1% (2) continued

Federal Home Loan Bank – 6.7% continued

FHLB Bonds, continued

2.20%, 4/1/09	$25,000	$24,986

2.30%, 4/3/09	38,000	38,006

2.22%, 4/7/09	24,000	24,000

2.25%, 4/17/09	24,000	24,000

2.52%, 4/21/09	25,000	25,000

2.32%, 4/24/09	35,000	35,000

2.45%, 4/28/09	30,000	30,000

2.63%, 5/5/09	30,000	30,000

2.38%, 5/27/09	35,000	34,961

2.64%, 6/3/09	50,000	50,000

2.63%, 6/10/09	55,000	54,946

2.70%, 6/16/09	60,000	60,000

2.91%, 6/18/09	40,000	40,000

3.00%, 6/18/09	25,000	25,039

2.85%, 10/2/09	35,000	35,000

FHLB Discount Notes,

2.41%, 3/9/09	25,000	24,734

2.47%, 3/13/09	25,000	24,720
		719,316
Freddie Mac – 0.7%

FHLMC Bond,

4.88%, 2/17/09	14,000	14,157

FHLMC Discount Note,

2.94%, 8/17/09	30,000	29,216

FHLMC Note,

2.45%, 4/9/09	25,000	25,000
		68,373
Total U.S. Government Agencies
(Cost $862,360)		862,360

U.S. GOVERNMENT OBLIGATIONS – 3.7%

U.S. Treasury Notes – 3.7%

3.13%, 10/15/08	49,000	49,035

4.88%, 10/31/08	62,000	62,172

4.75%, 12/31/08	96,000	96,760

3.25%, 1/15/09	20,000	20,100

4.50%, 4/30/09	40,000	40,558

3.63%, 7/15/09	30,000	30,333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 3.7% continued

U.S. Treasury Notes – 3.7% continued

4.63%, 7/31/09	$90,000	$91,848
Total U.S. Government Obligations
(Cost $390,806)		390,806

Investments, at Amortized Cost
(Cost $6,183,954)		6,154,846

REPURCHASE AGREEMENTS – 42.6%

(Collateralized at a minimum of 102%)
Joint Repurchase Agreements – 0.2% (3)

Morgan Stanley & Co., Inc., dated 9/30/08, repurchase price $7,328

0.10%, 10/1/08	7,328	7,328

Societe Generale - New York Branch, dated 9/30/08, repurchase price $3,664

0.30%, 10/1/08	3,664	3,664

UBS Securities LLC, dated 9/30/08, repurchase price $5,496

0.15%, 10/1/08	5,496	5,496
		16,488
(Collateralized at a minimum of 102%)
Repurchase Agreements – 42.4% (4)

Bank of America N.A., dated 9/30/08, repurchase price $1,140,055

1.75%, 10/1/08	1,140,000	1,140,000

Bank of America Securities LLC, dated 9/30/08, repurchase price $40,001

1.00%, 10/1/08	40,000	40,000

Bank of America Securities LLC, dated 9/30/08, repurchase price $495,027

1.95%, 10/1/08	495,000	495,000

Citigroup Global Markets, Inc., dated 9/30/08, repurchase price $1,000,063

2.25%, 10/1/08	1,000,000	1,000,000

Deutsche Bank Securities, Inc., dated 9/30/08, repurchase price $545,034

2.25%, 10/1/08	545,000	545,000

Goldman Sachs & Co., dated 9/30/08, repurchase price $5,000

1.15%, 10/1/08	5,000	5,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 42.6% continued

(Collateralized at a minimum of 102%)
Repurchase Agreements – 42.4% (4) continued

HSBC Securities (USA), Inc., dated 9/30/08, repurchase price $580,032

2.00%, 10/1/08	$580,000	$580,000

JP Morgan Securities, dated 9/30/08, repurchase price $732,069

1.75%, 10/1/08	732,033	732,033
		4,537,033
Total Repurchase Agreements
(Cost $4,553,521)		4,553,521

CAPITAL SUPPORT AGREEMENT – 0.2%

Northern Trust Corp. (5)	—	25,814
Total Capital Support Agreement
(Cost $—)		25,814

Total Investments – 100.3%
(Cost $10,737,475) (6)		10,734,181
Liabilities less Other Assets – (0.3)%		(31,341)
NET ASSETS – 100.0%		$10,702,840

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	3.63% - 7.50%	11/15/16 - 2/15/37
U.S. Treasury Notes	0.88% - 4.88%	1/15/10 - 1/15/16

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	0.00% - 7.00%	7/1/17 - 8/1/38
FNMA	4.00% - 7.00%	12/1/08 - 10/1/38
GNMA	2.21% - 6.22%	4/16/16 - 4/16/44

(5)	Investment in affiliate.

(6)	The cost for federal income tax purposes was $10,737,475.

Percentages shown are based on Net Assets.

†	Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Funds on behalf of the Money Market Fund (the “Fund”) and has committed to provide capital to the Fund, in the event that the Fund realizes a loss on the Whistlejacket Capital LLC Security. Additional information regarding the CSA can be found in the Notes to the Financial Statements.

At September 30, 2008, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
0 - 14 Days	74.7%
15 - 30 Days	5.2
31 - 60 Days	7.8
61 - 90 Days	1.2
91 - 180 Days	3.0
181 - 364 Days	8.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Money Market Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ –	$ –
Level 2	10,652,479	–
Level 3	55,888	25,814

Total	$10,708,367	$25,814

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 6/30/08	$63,750	$ –
Realized gain(loss)	–	–
Change in unrealized appreciation (depreciation)	(7,862)	25,814
Net purchases (sales)	–	–
Transfers in and/or out of Level 3	–	–

Balance as of 9/30/08	$55,888	$25,814

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0%

Alabama – 2.0%

Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC),

7.90%, 10/8/08	$48,500	$48,500

Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project,

2.00%, 11/15/08	10,000	10,000

Eutaw IDB PCR Refunding Bonds, Green County Project,

4.65%, 10/1/08	6,550	6,550

Health Care Authority For Baptist Revenue VRDB, Series 2008-A (Regions Bank LOC),

8.01%, 10/8/08	15,545	15,545

Homewood Educational Building Authority Revenue VRDB, Series 2008-A, Samford University (Allied Irish Bank LOC),

8.00%, 10/8/08	43,700	43,700

Huntsville-Randolph School Educational Building Authority Lease Revenue VRDB, Series 2008, Randolph School Project (Compass Bank LOC),

8.30%, 10/8/08	8,500	8,500

Mobile Spring Hill College Educational Building Authority Revenue VRDB, Series 2004B, Spring Hill College Project (Regions Bank LOC),

7.51%, 10/8/08	13,000	13,000

Taylor-Ryan Improvement District Number 2, Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC),

8.05%, 10/8/08	15,880	15,880
		161,675
Arizona – 1.3%

Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),

8.01%, 10/8/08	2,280	2,280

Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC),

9.00%, 10/8/08	9,850	9,850

Series 2008-C, Banner Health (Bank of Nova Scotia LOC),

8.00%, 10/8/08	12,675	12,675

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Arizona – 1.3% continued

Arizona School District TANS Financing Program COPS, Series 2008,

3.00%, 7/30/09	$15,000	$15,168

Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-B (Lloyds TSB Bank LOC),

7.87%, 10/8/08	7,300	7,300

Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.),

8.02%, 10/8/08	6,600	6,600

Phoenix IDA Revenue VRDB, Series 2001, Valley of the Sun YMCA Project (Bank of America N.A. LOC),

6.28%, 10/1/08	3,900	3,900

Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC),

8.01%, 10/8/08	6,690	6,690

Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),

8.00%, 10/8/08	8,955	8,955

Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)

8.25%, 10/8/08	8,700	8,700

Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC),

8.00%, 10/8/08	15,400	15,400

Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),

8.26%, 10/8/08	9,720	9,720
		107,238
California – 2.4%

Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B2, San Francisco Bay Area,

7.65%, 10/8/08	30,000	30,000

California Health Facilities Financing Authority Revenue Bonds, Series B1, Stanford Hospital (FSA Corp. Insured),

8.00%, 10/8/08	14,800	14,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

California – 2.4% continued

California Health Facilities Financing Authority Revenue Refunding VRDB, Series 2008-C, Luvile Salter,

6.25%, 10/8/08	$4,100	$4,100

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-A, Los Angeles County Museum (Allied Irish Bank LOC),

3.95%, 10/1/08	11,800	11,800

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-B, California Academy (Allied Irish Bank LOC),

3.95%, 10/1/08	6,000	6,000

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC),

7.95%, 10/8/08	6,700	6,700

Series 2002C-7 (FSA Corp. Insured),

7.50%, 10/8/08	8,950	8,950

California State Economic Recovery G.O. Revenue VRDB, Series 2004C-16 (FSA Corp. Insured),

8.00%, 10/8/08	3,500	3,500

California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC),

6.50%, 10/8/08	10,700	10,700

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),

7.81%, 10/8/08	16,200	16,200

East Bay Municipal Utility District Water System Revenue Refunding VRDB, Subseries A-2,

8.00%, 10/8/08	22,820	22,820

Subseries A-3,

8.00%, 10/8/08	19,455	19,455

Los Angeles Department of Water and Power Waterworks Revenue VRDB, Series 2001B-1,

7.70%, 10/8/08	4,100	4,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

California – 2.4% continued

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.),

7.76%, 10/8/08	$24,400	$24,400

Sacramento Suburban Water District COPS Refunding, Series 2008 A-1 (Dexia Credit Local LOC),

7.67%, 10/8/08	7,300	7,300

San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-D,

6.50%, 10/8/08	10,000	10,000
		200,825
Colorado – 1.9%

Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC),

8.10%, 10/8/08	9,355	9,355

Avon Urban Renewal Authority Tax Increment Revenue Bonds, Series 2008, Town Center West Area Urban (Depfa Bank PLC LOC),

9.00%, 10/8/08	9,900	9,900

Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC),

8.00%, 10/8/08	9,600	9,600

Centerra Metropolitan District Number One Revenue Refunding VRDB, Series 2008 (Compass Bank LOC),

8.10%, 10/8/08	15,000	15,000

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

5.55%, 10/1/08	9,065	9,065

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),

5.55%, 10/1/08	370	370

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),

8.00%, 10/8/08	195	195

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Colorado – 1.9% continued

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),

8.28%, 10/8/08	$13,740	$13,740

Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds, Series 2008, Nampa Christian Schools (U.S. Bank N.A. LOC),

7.95%, 10/8/08	4,385	4,385

Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),

6.00%, 10/8/08	15,315	15,315

Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC),

8.00%, 10/8/08	7,685	7,685

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),

8.00%, 10/8/08	12,390	12,390

Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),

8.00%, 10/8/08	14,780	14,780

Colorado Housing and Finance Authority Revenue Bonds, Class 2003 I-A-2, SFM,

5.50%, 10/8/08	6,500	6,500

Class 2005 1-B-2, SFM,

5.50%, 10/8/08	4,310	4,310

Erie Colorado COPS, Series 2005 (KeyBank N.A. LOC),

9.50%, 10/8/08	4,345	4,345

Hyland Village Metropolitan District G.O. VRDB, Series 2008 (KeyBank N.A. LOC),

9.50%, 10/8/08	2,700	2,700

Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC),

9.10%, 10/8/08	4,640	4,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Colorado – 1.9% continued

Westminster EDA Tax Increment Revenue VRDB, Series 2005, North Huron Urban Renewal Project (Depfa Bank PLC LOC),

9.00%, 10/8/08	$10,500	$10,500
		154,775
District of Columbia – 1.2%

District of Columbia G.O. Refunding VRDB, Series D (Dexia Credit Local LOC),

7.75%, 10/8/08	42,000	42,000

Series 2008-D (Dexia Credit Local LOC),

7.50%, 10/8/08	13,205	13,205

District of Columbia Revenue VRDB, Carnegie (Allied Irish Bank LOC),

6.50%, 10/8/08	9,775	9,775

District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),

8.02%, 10/8/08	3,485	3,485

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

7.95%, 10/8/08	10,100	10,100

District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),

7.90%, 10/8/08	15,500	15,500

District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)

8.49%, 10/8/08	7,590	7,590
		101,655
Florida – 10.0%

Alachua County Health Facilities Authority Continuing Care Revenue VRDB, Series 2002A, Oak Hammock University Project (BNP Paribas LOC),

6.25%, 10/1/08	7,900	7,900

Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC),

8.25%, 10/8/08	19,400	19,400

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Florida – 10.0% continued

Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

8.00%, 10/8/08	$6,600	$6,600

Broward County Health Facilities Authority Revenue Refunding VRDB, Series 2002, John Knox Village Project (Wachovia Bank N.A. LOC),

8.00%, 10/8/08	25,300	25,300

Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC),

7.96%, 10/8/08	9,970	9,970

Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured),

8.10%, 10/8/08	9,000	9,000

Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2,

4.50%, 6/1/09	76,000	76,497

Collier County Health Facilities Authority Revenue VRDB, Series 2008, The Moorings, Inc. Project (Wachovia Bank N.A. LOC),

8.00%, 10/8/08	14,820	14,820

Florida Housing Finance Agency Revenue Bonds, Multifamily XX (FNMA Insured),

8.82%, 10/8/08	8,100	8,100

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2001 I-A, Charleston (FHLMC Insured),

8.10%, 10/8/08	8,050	8,050

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),

8.10%, 10/8/08	5,815	5,815

Florida Housing Finance Corp. Revenue Refunding VRDB, Series 2001-J, Island Club Apartments (FHLMC Gtd.),

8.10%, 10/8/08	1,940	1,940

Florida State Board of Education G.O., Citigroup ROCS RR-II-R-482, (1)

4.23%, 10/8/08	12,300	12,300

Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)

8.25%, 10/8/08	7,000	7,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Florida – 10.0% continued

Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS RR-II-R-6037, (1)

4.49%, 10/8/08	$23,320	$23,320

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series C, Adventist (SunTrust Bank LOC),

8.00%, 10/8/08	10,860	10,860

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured),

8.00%, 10/8/08	6,630	6,630

Highlands County Health Facilities Authority Revenue VRDB, Series AR1, Adventist (SunTrust Bank LOC),

7.90%, 10/8/08	7,500	7,500

Series C, Adventist (SunTrust Bank LOC),

8.00%, 10/8/08	25,000	25,000

Series 2, Adventist (SunTrust Bank LOC),

8.00%, 10/8/08	10,725	10,725

Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),

8.00%, 10/8/08	14,000	14,000

Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),

8.00%, 10/8/08	19,475	19,475

Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC),

7.25%, 10/8/08	10,805	10,805

Hillsborough County IDA Revenue VRDB, Series 2008-B, University Community (Wachovia Bank N.A. LOC),

8.50%, 10/8/08	9,600	9,600

Jacksonville Electric System Revenue VRDB, Series Three-B-2,

7.95%, 10/8/08	12,100	12,100

Series Three-D-1,

7.93%, 10/8/08	14,800	14,800

Jacksonville Water and Sewer System Revenue VRDB, Subseries 2008 B-1,

7.92%, 10/8/08	9,800	9,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Florida – 10.0% continued

Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank Insured), (1)

4.08%, 10/8/08	$11,365	$11,365

Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),

8.50%, 10/8/08	22,640	22,640

Leesburg Hospital Revenue VRDB, The Villages Regional Hospital (Royal Bank of Scotland PLC LOC),

8.50%, 10/8/08	10,000	10,000

North Broward Hospital District Revenue Refunding VRDB, Series 2008-A (Toronto-Dominion Bank LOC),

7.87%, 10/8/08	17,100	17,100

Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC),

8.00%, 10/8/08	7,900	7,900

Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured),

8.82%, 10/8/08	20,550	20,550

Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC),

8.00%, 10/8/08	2,900	2,900

Orange County Health Facilities Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC),

8.00%, 10/8/08	9,900	9,900

Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC),

5.50%, 10/1/08	25,000	25,000

Series 2008-E, Orlando Regional (SunTrust Bank LOC),

7.90%, 10/8/08	5,000	5,000

Series 2008-G, Orlando Regional (SunTrust Bank LOC),

8.20%, 10/8/08	5,500	5,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Florida – 10.0% continued

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

7.95%, 10/8/08	$60,400	$60,400

Series 2008-C (SunTrust Bank LOC),

7.89%, 10/8/08	11,700	11,700

Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured),

8.05%, 10/8/08	1,150	1,150

Palm Beach School Board COPS, Series 2013, BB&T Municipal Trust Floaters (Branch Banking & Trust Co. LOC), (1)

4.67%, 10/8/08	11,200	11,200

Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),

5.50%, 10/1/08	2,500	2,500

Pembroke Pines Charter School Revenue VRDB, Series 2008 (Assured Guaranty Insured),

8.15%, 10/8/08	10,000	10,000

Pinellas County Health Facility Authority Revenue Refunding Bonds, Series A, Bayfront Hospital (SunTrust Bank LOC),

5.50%, 10/1/08	5,000	5,000

Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects,

5.50%, 10/1/08	44,040	44,040

Polk County IDA Revenue VRDB, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC),

7.90%, 10/8/08	2,500	2,500

St. Petersburg Health Facilities Authority Revenue VRDB, Series A1, Children’s Hospital (Wachovia Bank N.A. LOC),

7.61%, 10/8/08	24,785	24,785

Series B1, Children’s Hospital (Wachovia Bank N.A. LOC),

7.63%, 10/8/08	14,840	14,840

Series B2, Children’s Hospital (Wachovia Bank N.A. LOC),

7.65%, 10/8/08	9,785	9,785

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Florida – 10.0% continued

Sunshine State Governmental Financing Commission Revenue Bonds, CP Notes, Series L, Miami-Dade (Dexia Bank Belgium LOC),

1.70%, 12/4/08	$58,775	$58,775

Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC),

8.01%, 10/8/08	12,000	12,000

University of South Florida College COPS VRDB, Series A-1, Medical Health Facilities (SunTrust Bank LOC),

7.75%, 10/8/08	23,530	23,530
		817,367
Georgia – 4.1%

Burke County Development Authority PCR Bonds, 1st Series, Georgia Power Co. Vogtle,

2.10%, 3/1/09	8,400	8,400

Burke County Development Authority PCR VRDB, Vogtle Project,

5.50%, 10/1/08	13,300	13,300

Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),

8.23%, 10/8/08	6,000	6,000

Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),

8.00%, 10/8/08	500	500

DeKalb County Housing Authority Multifamily Revenue VRDB, Post Brook Project (FNMA Gtd.),

8.80%, 10/8/08	4,300	4,300

DeKalb County Housing Authority Multifamily Revenue VRDB, Series 1997, Post Walk Project (FNMA Collateralized),

8.85%, 10/8/08	14,800	14,800

DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),

7.90%, 10/8/08	7,800	7,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Georgia – 4.1% continued

Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999, Piedmont Hospital Project (SunTrust Bank LOC),

7.85%, 10/8/08	$2,630	$2,630

Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),

7.90%, 10/8/08	10,000	10,000

Fulton County Development Authority Revenue Refunding VRDB, Series 2008-A, Georgia Tech Facilities Project (SunTrust Bank LOC),

9.00%, 10/8/08	3,500	3,500

Series 2008-B, Georgia Tech Facilities Project (SunTrust Bank LOC),

7.85%, 10/8/08	3,400	3,400

Fulton County Development Authority Revenue VRDB, Series 2002, Lovett School Project (SunTrust Bank LOC),

7.90%, 10/8/08	2,075	2,075

Fulton County Development Authority Revenue VRDB, Series 2002, Woodward Academy, Inc. (SunTrust Bank LOC),

7.90%, 10/8/08	1,550	1,550

Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Royal Bank of Scotland PLC LOC),

7.95%, 10/8/08	23,200	23,200

Gordon County Hospital Authority Revenue VRDB, Series 1996-A, Adventist Health Systems Sunbelt Project (SunTrust Bank LOC),

8.11%, 10/8/08	710	710

Gwinnett County Hospital Authority Revenue Bonds, Revenue Anticipation Certificates, Series 2007-A, Gwinnett Hospital Systems Project (FSA Corp. Insured),

8.05%, 10/8/08	25,800	25,800

Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),

8.80%, 10/8/08	7,360	7,360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Georgia – 4.1% continued

Macon Water and Sewer Authority Revenue Bonds, Series 2004,

8.10%, 10/8/08	$8,700	$8,700

Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),

7.95%, 10/8/08	57,050	57,050

Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University,

1.75%, 7/7/09	7,000	7,000

Series C-3, Emory University,

7.84%, 10/8/08	5,100	5,100

Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),

7.90%, 10/8/08	8,400	8,400

Richmond County Authority Revenue VRDB, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC),

8.25%, 10/8/08	13,900	13,900

Rockdale County Hospital Authority Revenue Anticipation Certificates, Series 2002, Rockdale Hospital (Wachovia Bank N.A. LOC),

7.50%, 10/8/08	23,060	23,060

Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel Roswell (FNMA Gtd.),

8.10%, 10/8/08	10,000	10,000

Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.),

8.00%, 10/8/08	4,400	4,400

Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.),

8.00%, 10/8/08	11,200	11,200

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F&M Villages Project (FNMA Gtd.),

8.00%, 10/8/08	4,500	4,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Georgia – 4.1% continued

State of Georgia G.O. VRDB, Series 2006 H-1,

7.25%, 10/8/08	$41,501	$41,501

Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archbold Memorial Hospital Project (SunTrust Bank LOC),

7.90%, 10/8/08	5,200	5,200
		335,336
Illinois – 9.4%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue VRDB, Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC),

7.50%, 10/8/08	14,700	14,700

Chicago Board of Education G.O. VRDB, Series D (FSA Corp. Insured),

8.30%, 10/8/08	24,000	24,000

Chicago O’Hare International Airport Revenue VRDB, Series D, 3rd Lien (Dexia Credit Local LOC),

7.95%, 10/8/08	25,000	25,000

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured),

8.00%, 10/8/08	63,160	63,160

Cook County G.O. Unlimited Sales TANS, Series 2008,

3.00%, 8/3/09	17,500	17,704

Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC),

8.00%, 10/8/08	7,615	7,615

Evanston G.O. VRDB, Series 2000A, Maple Street Project,

7.52%, 10/8/08	3,900	3,900

Evanston G.O. VRDB, Series C, Recreation Center Project,

7.52%, 10/8/08	2,100	2,100

Hazel Crest Retirement Center Revenue Bonds, Series 1992A, Waterford Estates Project (Depfa Bank PLC LOC),

8.01%, 10/8/08	9,765	9,765

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Illinois – 9.4% continued

Illinois Development Finance Authority IDR Bonds, Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),

10.00%, 10/8/08	$2,225	$2,225

Illinois Development Finance Authority IDR VRDB, Series 1999, Gas Technology Project (Harris N.A. LOC),

8.06%, 10/8/08	1,700	1,700

Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC),

7.53%, 10/8/08	6,200	6,200

Illinois Development Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),

7.95%, 10/8/08	10,075	10,075

Illinois Development Finance Authority Revenue VRDB, Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC),

8.00%, 10/8/08	10,715	10,715

Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC),

8.32%, 10/8/08	11,375	11,375

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC),

8.06%, 10/8/08	5,685	5,685

Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris N.A. LOC),

8.06%, 10/8/08	2,655	2,655

Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, Macon Trust Variable Rate Certificates Series D, (1)

3.98%, 10/8/08	7,005	7,005

Illinois Educational Facilities Authority Revenue Bonds, Series A, IIT Student Housing (Harris N.A. LOC),

7.51%, 10/8/08	20,095	20,095

Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago,

1.95%, 5/5/09	8,265	8,265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Illinois – 9.4% continued

Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Fifth Third Bank LOC),

8.95%, 10/8/08	$3,300	$3,300

Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (Harris N.A. LOC),

5.55%, 10/1/08	10,000	10,000

Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC),

8.06%, 10/8/08	11,200	11,200

Illinois Finance Authority Revenue Bonds, Series 2004, Community Action Partnership (Citibank N.A. LOC),

7.54%, 10/8/08	5,720	5,720

Illinois Finance Authority Revenue Bonds, Series 2004B, University of Chicago,

6.50%, 10/8/08	2,000	2,000

Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC),

8.83%, 10/8/08	10,200	10,200

Illinois Finance Authority Revenue Bonds, Series 2008 A-3, Advocate Health Care,

1.90%, 4/1/09	17,055	17,055

Illinois Finance Authority Revenue Refunding Bonds, Series 2008, Prairie Crossing Project (Marshall & Ilsley Bank LOC),

8.07%, 10/8/08	9,440	9,440

Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC),

8.01%, 10/8/08	17,700	17,700

Illinois Finance Authority Revenue VRDB, Series 2004B2, Northwestern Memorial Hospital,

7.90%, 10/8/08	10,800	10,800

Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),

8.00%, 10/8/08	21,550	21,550

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Illinois – 9.4% continued

Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),

7.91%, 10/8/08	$60,000	$60,000

Illinois Finance Authority Revenue VRDB, Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC),

8.60%, 10/8/08	21,545	21,545

Illinois Finance Authority Revenue VRDB, Series 2007B1, Northwestern Memorial Hospital,

7.90%, 10/8/08	12,500	12,500

Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),

8.05%, 10/8/08	28,200	28,200

Illinois Finance Authority Revenue VRDN, Series 2008-A, Jewish Charities (Harris N.A. LOC), (1)

8.06%, 10/8/08	9,430	9,430

Illinois Health Facilities Authority Revenue Bonds, Series 2003A, Advocate Healthcare Network,

1.82%, 11/15/08	10,000	10,000

Illinois Health Facilities Authority Revenue Bonds, Series 2003C, Advocate Healthcare Network,

2.35%, 2/26/09	9,505	9,505

Illinois Housing Development Authority Multifamily Revenue VRDB, Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC),

7.95%, 10/8/08	12,560	12,560

Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),

8.50%, 10/8/08	5,400	5,400

Illinois State G.O., Citigroup ROCS RR-II-R-11165, (1)

4.00%, 10/8/08	7,100	7,100

Illinois State Sales Tax Revenue VRDB, Bank of America Macon Trust Receipts Series C, (1)

3.88%, 10/8/08	3,500	3,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Illinois – 9.4% continued

Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority,

8.05%, 10/8/08	$50,000	$50,000

Series 2008A-2, Senior Priority,

7.75%, 10/8/08	15,000	15,000

Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority,

7.25%, 10/8/08	21,500	21,500

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

8.45%, 10/8/08	5,700	5,700

Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC),

8.00%, 10/8/08	25,150	25,150

Normal G.O. VRDB, Series 2003, McLean County Project,

8.75%, 10/8/08	4,750	4,750

Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC),

8.00%, 10/8/08	14,700	14,700

Regional Transportation Authority Revenue Bonds, Citicorp Eagle Trust Series 20001303 (FSA Corp. Insured), (1)

8.49%, 10/8/08	14,510	14,510

University of Illinois Revenue Refunding VRDB, Series 2008, Health Services System (JPMorgan Chase Bank LOC),

8.00%, 10/8/08	41,215	41,215

University of Illinois Revenue Refunding VRDB, Series 2008, University of Illinois Chicago South Campus Development (JPMorgan Chase Bank LOC),

7.95%, 10/8/08	9,500	9,500

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System,

7.90%, 10/8/08	300	300

Warren County Industrial Project Revenue VRDB, Series 2002, Monmouth College Project (Allied Irish Bank LOC),

8.00%, 10/8/08	5,895	5,895

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Illinois – 9.4% continued

Will County Revenue VRDB, Series 2007, University of St. Francis Project (Fifth Third Bank LOC),

8.00%, 10/8/08	$6,000	$6,000
		766,864
Indiana – 3.1%

Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),

8.04%, 10/8/08	15,000	15,000

Fort Wayne Economic Development Revenue VRDB, Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),

8.95%, 10/8/08	2,600	2,600

Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes,

3.00%, 1/30/09	40,000	40,117

Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes,

3.00%, 5/28/09	24,005	24,186

Indiana Development Finance Authority Industrial Revenue VRDB, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC),

8.95%, 10/8/08	1,500	1,500

Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-C, Clarian Health (Bank of New York LOC),

8.28%, 10/8/08	12,500	12,500

Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC),

8.00%, 10/8/08	6,915	6,915

Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series C, Clarian Health (Branch Banking & Trust Co. LOC),

9.00%, 10/8/08	8,000	8,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Indiana – 3.1% continued

Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC),

8.00%, 10/8/08	$6,000	$6,000

Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),

8.00%, 10/8/08	10,489	10,489

Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC),

6.50%, 10/1/08	1,400	1,400

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series 2255, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1)

4.37%, 10/8/08	15,460	15,460

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series 3008, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1)

6.07%, 10/8/08	14,025	14,025

Indianapolis Multifamily Housing Revenue VRDB, Series 2008, Capital Place, Covington (FNMA Insured),

8.05%, 10/8/08	10,600	10,600

Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC),

8.00%, 10/8/08	22,700	22,700

St. Joseph County Hospital Authority Health System Revenue Refunding VRDB, Series 2008-A, Memorial Health (Fifth Third Bank LOC),

7.90%, 10/8/08	38,580	38,580

Terre Haute Industrial Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC),

8.10%, 10/8/08	1,100	1,100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Indiana – 3.1% continued

Vincennes University Revenue VRDB, Series 2004G, Student Fees (JPMorgan Chase Bank LOC),

8.28%, 10/8/08	$21,930	$21,930
		253,102
Iowa – 0.4%

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),

8.02%, 10/8/08	955	955

Iowa Finance Authority Healthcare Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),

6.25%, 10/1/08	1,235	1,235

Iowa Finance Authority Health Facilities Revenue VRDB, Series A-1, Iowa Health (Assured Guaranty Insured),

7.95%, 10/8/08	9,100	9,100

Series A-3, Iowa Health (Assured Guaranty Insured),

8.40%, 10/8/08	5,000	5,000

Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2000, Loras College Project (Bank of America N.A. LOC),

5.60%, 10/1/08	3,000	3,000

Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC),

6.28%, 10/1/08	800	800

Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Graceland College (Bank of America N.A. LOC),

7.25%, 10/8/08	1,600	1,600

Iowa State School Cash Anticipation Program Warrant, Certificates, Series 2008-A (FSA Corp. Insured),

3.50%, 6/25/09	14,500	14,682
		36,372
Kansas – 0.6%

Kansas Department of Transportation Highway Revenue Bonds, Citigroup ROCS RR-II-R-10084, (1)

4.00%, 10/8/08	5,510	5,510

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Kansas – 0.6% continued

Kansas Department of Transportation Highway Revenue Bonds, Series 2004C1,

7.89%, 10/8/08	$15,000	$15,000

Series 2004C2,

7.89%, 10/8/08	2,200	2,200

Kansas Department of Transportation Highway Revenue Bonds, Series 3124, JPMorgan Puttters/Drivers, (1)

4.75%, 10/8/08	9,600	9,600

Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),

8.01%, 10/8/08	4,840	4,840

Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),

8.25%, 10/8/08	1,800	1,800

Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC),

8.03%, 10/8/08	9,400	9,400

University of Kansas Hospital Authority Revenue VRDB, KU Health System (Harris N.A. LOC),

6.25%, 10/1/08	1,980	1,980
		50,330
Kentucky – 0.6%

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

8.00%, 10/8/08	10,850	10,850

Henderson County Revenue Refunding VRDB, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),

8.35%, 10/8/08	4,085	4,085

Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A,

3.00%, 6/25/09	15,000	15,132

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

8.05%, 10/8/08	4,015	4,015

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Kentucky – 0.6% continued

Louisville and Jefferson County Metropolitan Sewer District Revenue VRDB, Series 2003A, Sewer and Drain System (FSA Corp. Insured),

8.05%, 10/8/08	$2,960	$2,960

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

8.00%, 10/8/08	10,186	10,186
		47,228
Louisiana – 3.6%

Ascension Parish IDB Revenue VRDB, Series 2007, IMTT-Geismar Project (SunTrust Bank LOC),

7.90%, 10/8/08	22,500	22,500

East Baton Rouge Parish Sales Tax Revenue Refunding VRDB, Series 2008-A, Road and Street Improvement (Dexia Credit Local LOC),

7.90%, 10/8/08	12,200	12,200

Lafayette EDA Gulf Opportunity Zone Revenue VRDB, Series 2008, Stirling Lafayette LLC Project (Regions Bank LOC),

8.21%, 10/8/08	7,350	7,350

Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC),

2.25%, 3/15/09	85,000	85,000

Louisiana Environmental Facilities Development Revenue Bonds, Series 2004, Sacred Heart Project (SunTrust Bank LOC),

7.95%, 10/8/08	1,000	1,000

Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC),

8.50%, 10/8/08	20,350	20,350

Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC),

7.90%, 10/8/08	10,000	10,000

Louisiana Public Facilities Authority Revenue VRDB, Series 2008, City Plaza LLC Project (Regions Bank LOC),

8.21%, 10/8/08	16,000	16,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Louisiana – 3.6% continued

Louisiana Public Facilities Authority Revenue VRDB, Series 2008-B, Commcare Corp. Project (JPMorgan Chase Bank LOC),

7.96%, 10/8/08	$15,000	$15,000

Louisiana State G.O. Refunding VRDB, Series 2008-A (BNP Paribas LOC),

8.00%, 10/8/08	24,000	24,000

Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase and Co. LOC), (1)

4.13%, 10/8/08	42,644	42,644

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC),

7.95%, 10/8/08	5,700	5,700

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series 2007-A, Loop LLC Project (SunTrust Bank LOC),

7.90%, 10/8/08	27,000	27,000

St. Tammany Parish Development District Gulf Opportunity Zone Revenue VRDB, Series 2008-A, Slidell Development Co. LLC Project (Regions Bank LOC),

8.01%, 10/8/08	5,000	5,000
		293,744
Maine – 0.2%

Maine Finance Authority Revenue VRDB, Series 2007-A, Hebron Academy (Fifth Third Bank LOC),

7.99%, 10/8/08	14,700	14,700

South Berwick Educational Revenue VRDB, Series 2000, Berwick Academy Issue (Allied Irish Bank LOC),

7.98%, 10/8/08	3,490	3,490
		18,190
Maryland – 2.0%

Baltimore County Revenue VRDB, Series 1999, Calvert Hall College Project (Manufacturers & Traders Trust Co. LOC),

7.96%, 10/8/08	6,000	6,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Maryland – 2.0% continued

Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),

8.01%, 10/8/08	$6,365	$6,365

Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),

8.01%, 10/8/08	4,130	4,130

Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),

8.00%, 10/8/08	4,900	4,900

Maryland Economic Development Corp. Revenue VRDB, Series 2008-A, Howard Hughes Medical Institute,

7.77%, 10/8/08	22,500	22,500

Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

8.00%, 10/8/08	13,800	13,800

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Kennedy (SunTrust Bank LOC),

7.90%, 10/8/08	9,000	9,000

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

7.46%, 10/8/08	9,000	9,000

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

8.05%, 10/8/08	11,900	11,900

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC),

8.00%, 10/8/08	10,000	10,000

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC),

7.85%, 10/8/08	6,800	6,800

Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC),

7.96%, 10/8/08	8,325	8,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Maryland – 2.0% continued

Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),

8.00%, 10/8/08	$33,110	$33,110

Montgomery County Housing Opportunities Commission Multifamily Housing Revenue Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC),

1.77%, 10/8/08	15,320	15,320
		161,150
Massachusetts – 3.3%

Boston Water and Sewer Tax Exempt CP (Bank of America N.A. LOC),

1.65%, 10/1/08	20,000	20,000

1.78%, 1/20/09	10,000	10,000

Commonwealth of Massachusetts CP Notes, Series G,

5.50%, 10/17/08	35,000	35,000

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Seven Hills Foundation (Toronto-Dominion Bank LOC),

8.03%, 10/8/08	4,000	4,000

Massachusetts State Development Finance Agency Revenue VRDB, Dana Hall School (Bank of New York LOC),

7.98%, 10/8/08	3,465	3,465

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),

8.37%, 10/8/08	4,600	4,600

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,

8.20%, 10/8/08	19,200	19,200

Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School,

8.28%, 10/8/08	7,500	7,500

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),

8.32%, 10/8/08	45,000	45,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Massachusetts – 3.3% continued

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

7.92%, 10/8/08	$5,000	$5,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fifth Third Bank LOC),

7.92%, 10/8/08	3,000	3,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Abby Kelley Foster Public School (Toronto-Dominion Bank LOC),

8.00%, 10/8/08	4,900	4,900

Massachusetts State Development Finance Agency Revenue VRDB, Series 2008 U-1, Boston University (Bank of Nova Scotia LOC),

7.75%, 10/8/08	10,000	10,000

Massachusetts State G.O. CP, Series H,

1.45%, 10/3/08	30,000	30,000

Massachusetts State G.O. VRDB, Series B,

4.40%, 10/1/08	305	305

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 1998-B, Hallmark Health System (FSA Corp. Insured),

7.90%, 10/8/08	5,865	5,865

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-I, Wellesley College,

7.65%, 10/8/08	3,000	3,000

Massachusetts State Industrial Finance Agency Revenue VRDB, Series 1998 B, Groton School Issue (Groton School Development Authority LOC),

8.28%, 10/8/08	10,640	10,640

Massachusetts Water Resources Authority Revenue Refunding VRDB, Series 2008-A,

7.95%, 10/8/08	16,000	16,000

Series 2008-F,

7.70%, 10/8/08	12,000	12,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Massachusetts – 3.3% continued

Revere Housing Authority Multifamily Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),

8.25%, 10/8/08	$23,990	$23,990
		273,465
Michigan – 1.4%

Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),

8.00%, 10/8/08	11,100	11,100

Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),

8.00%, 10/8/08	1,745	1,745

Farmington Hills Hospital Finance Authority Revenue Refunding VRDB, Series 2008-A, Botsford Obligated (U.S. Bank N.A. LOC),

6.00%, 10/1/08	8,185	8,185

Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),

8.02%, 10/8/08	1,100	1,100

Grand Rapids Economic Development Corp. Revenue VRDB, Series 2000, Limited Obligation, Holland Home Health (Fifth Third Bank LOC),

8.00%, 10/8/08	9,370	9,370

Huron County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Huron Memorial Hospital Project (Fifth Third Bank LOC),

8.02%, 10/8/08	1,000	1,000

Jackson County Economic Development Corp. Limited Obligation Revenue VRDB, Series 1984, Thrifty Leoni, Inc. Project (Fifth Third Bank LOC),

10.00%, 10/8/08	3,500	3,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Michigan – 1.4% continued

Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC),

8.00%, 10/8/08	$6,035	$6,035

Michigan Higher Education Facilities Authority Limited Obligation Revenue Refunding VRDB, Series 2008-A, Law School Project (Wachovia Bank N.A. LOC),

7.50%, 10/8/08	8,000	8,000

Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, McLaren Health Care (JPMorgan Chase Bank LOC),

7.90%, 10/8/08	7,500	7,500

Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured),

8.40%, 10/8/08	16,000	16,000

Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC),

8.00%, 10/8/08	5,200	5,200

Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured),

8.00%, 10/8/08	2,615	2,615

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2005A, Holland Home Group (Fifth Third Bank LOC),

8.00%, 10/8/08	10,315	10,315

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC),

8.25%, 10/8/08	8,400	8,400

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008 ET, Detroit Edison (Bank of Nova Scotia LOC),

7.50%, 10/8/08	2,475	2,475

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2004, YMCA Greater Grand Rapids (Fifth Third Bank LOC),

8.02%, 10/8/08	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Michigan – 1.4% continued

Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC),

10.00%, 10/8/08	$9,825	$9,825
		113,365
Minnesota – 1.6%

Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds, Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC),

6.00%, 10/1/08	800	800

Austin Housing and Redevelopment Authority Revenue Refunding VRDB, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),

8.00%, 10/8/08	4,320	4,320

Burnsville Housing Revenue VRDB, Series 1999A, Provence LLC Project (Bank of America N.A. LOC),

8.01%, 10/8/08	15,650	15,650

Fridley Senior Housing Revenue Refunding VRDB, Series 2007-A, Banfill Crossing (FNMA Insured),

8.25%, 10/8/08	8,800	8,800

Mankato Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project (Bank of America N.A. LOC),

6.28%, 10/1/08	7,285	7,285

Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),

8.00%, 10/8/08	5,435	5,435

Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC),

6.00%, 10/1/08	1,960	1,960

Minnesota Agricultural and Economic Developmental Board Revenue VRDB, Series 2008 C-4, Health Care Facilities – Essential (Assured Guaranty Insured),

6.40%, 10/1/08	6,900	6,900

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2002 5-L, University St. Thomas (Allied Irish Bank LOC),

8.00%, 10/8/08	1,600	1,600

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Minnesota – 1.6% continued

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

5.55%, 10/1/08	$10,955	$10,955

Minnesota Water PCR Bonds, Series 2002A, Wachovia MERLOTS Series 2003-B06, (1)

4.64%, 10/8/08	9,960	9,960

Robbinsdale Revenue Refunding VRDB, Series 2008 A-1, North Memorial (Wells Fargo Bank N.A. LOC),

8.20%, 10/8/08	4,500	4,500

Series 2008 A-3, North Memorial (Wells Fargo Bank N.A. LOC),

7.95%, 10/8/08	5,000	5,000

Rochester Health Care Facilities Revenue VRDB, Series E, Mayo Clinic,

1.68%, 11/3/08	10,000	10,000

St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),

7.97%, 10/8/08	16,100	16,100

State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)

7.99%, 10/8/08	25,900	25,900
		135,165
Mississippi – 0.7%

Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (JPMorgan Chase Bank LOC),

8.05%, 10/8/08	17,000	17,000

Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC),

8.05%, 10/8/08	18,900	18,900

Mississippi Development Bank Obligation Bonds, Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1)

4.70%, 10/8/08	19,995	19,995
		55,895

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Missouri – 2.0%

Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),

6.28%, 10/1/08	$530	$530

Florissant IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

8.00%, 10/8/08	6,845	6,845

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),

8.25%, 10/8/08	10,100	10,100

Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),

6.28%, 10/1/08	8,200	8,200

Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health,

1.75%, 3/3/09	20,000	20,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,

6.28%, 10/1/08	2,200	2,200

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),

8.50%, 10/8/08	24,715	24,715

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),

6.00%, 10/1/08	9,525	9,525

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, Lutheran Church (Bank of America N.A. LOC),

5.55%, 10/1/08	9,740	9,740

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Children’s Mercy Hospital (UBS AG LOC),

8.25%, 10/8/08	7,400	7,400

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Missouri – 2.0% continued

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-5, SSM Health,

7.90%, 10/8/08	$8,600	$8,600

Missouri State Health and Educational Revenue Bonds, Washington University, ABN AMRO Munitops Certificate Trust 2006-90, (1)

4.42%, 10/8/08	11,050	11,050

Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1)

8.02%, 10/8/08	7,815	7,815

St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments (FNMA LOC),

8.22%, 10/8/08	19,000	19,000

St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.),

8.22%, 10/8/08	10,500	10,500

St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.),

8.22%, 10/8/08	6,170	6,170

St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC),

8.50%, 10/8/08	4,725	4,725
		167,115
Montana – 0.1%

Forsyth PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC),

6.25%, 10/1/08	5,515	5,515
Nebraska – 0.2%

Nebraska Educational Finance Authority Revenue Refunding Bonds, Series 2008, Creighton University Project (JPMorgan Chase Bank LOC),

4.25%, 10/1/08	4,000	4,000

Scotts Bluff County Hospital Authority Revenue Refunding VRDB, Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC),

8.05%, 10/8/08	10,120	10,120
		14,120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Nevada – 0.8%

Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC),

8.00%, 10/8/08	$3,000	$3,000

Clark County Economic Development Revenue VRDB, Bishop Gorman High School Project (Allied Irish Bank LOC),

7.97%, 10/8/08	14,575	14,575

Clark County Economic Development Revenue VRDB, Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC),

7.97%, 10/8/08	8,100	8,100

Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC),

7.97%, 10/8/08	42,800	42,800
		68,475
New Hampshire – 0.5%

New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC),

7.96%, 10/8/08	3,775	3,775

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Bishop Guertin High School (Allied Irish Bank LOC),

7.75%, 10/8/08	5,610	5,610

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy,

8.22%, 10/8/08	21,600	21,600

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2008, Saint Anselm College (Royal Bank of Scotland PLC LOC),

6.25%, 10/1/08	1,600	1,600

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC),

8.32%, 10/8/08	5,540	5,540
		38,125
New Jersey – 1.4%

New Jersey TRANS, Series 2008-A,

3.00%, 6/25/09	115,000	116,166

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

New Mexico – 0.1%

Hurley PCR Bonds, Series 1985, Kennecott Santa Fe (BP PLC LOC),

4.25%, 10/1/08	$3,400	$3,400

New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC),

7.50%, 10/8/08	2,800	2,800
		6,200
New York – 2.1%

Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC),

8.28%, 10/8/08	3,900	3,900

Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series 2002B (FSA Corp. Insured),

6.50%, 10/8/08	2,150	2,150

Monroe County Industrial Development Agency Revenue VRDB, Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC),

7.96%, 10/8/08	2,000	2,000

New York City G.O., Subseries J-3, Fiscal 2008,

4.15%, 10/1/08	11,500	11,500

New York City Industrial Development Agency Civic Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),

8.01%, 10/8/08	2,000	2,000

New York City Industrial Development Agency Civic Revenue VRDB, Series 2008, Congregation Darchei Torah (KeyBank N.A. LOC),

8.60%, 10/8/08	15,500	15,500

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2002 AA-1,

4.15%, 10/1/08	10,300	10,300

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Subseries 2002 C-2, Fiscal 2003,

7.70%, 10/8/08	47,550	47,550

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

New York – 2.1% continued

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006 AA-3,

7.85%, 10/8/08	$1,350	$1,350

New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB, Subseries 2008 B-2,

4.15%, 10/1/08	3,300	3,300

New York State Dormitory Authority Revenue VRDB, Series 2003, Teresian House Housing Corp. Project (Lloyds TSB Bank LOC),

7.90%, 10/8/08	5,760	5,760

New York State Housing Finance Agency Revenue VRDB, Series 2002, 20 River Terrace Housing (FNMA Gtd.),

7.95%, 10/8/08	11,900	11,900

New York State Urban Development Corp. Revenue Bonds, Floating Rate Receipts SG-164 (U.S. Treasuries Escrowed), (1)

4.05%, 10/8/08	19,500	19,500

Triborough Bridge and Tunnel Authority Revenue Refunding VRDB, Subseries 2005 B-1,

7.80%, 10/8/08	10,900	10,900

Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Fortis Bank LOC),

7.92%, 10/8/08	5,000	5,000

Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008 Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC),

8.01%, 10/8/08	13,905	13,905

Westchester County Industrial Development Agency Revenue VRDB, Series 2001, Catharine Field Home (Comerica Bank LOC),

7.92%, 10/8/08	6,200	6,200
		172,715
North Carolina – 1.9%

Charlotte G.O. VRDB,

7.25%, 10/8/08	21,025	21,025

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

North Carolina – 1.9% continued

Durham County Industrial Facilities and Pollution Control Financing Authority Revenue VRDB, Series 2007, Research Triangle (SunTrust Bank LOC),

7.96%, 10/8/08	$9,900	$9,900

Guilford County G.O. VRDB, Series 2005-B,

7.25%, 10/8/08	4,900	4,900

Mecklenburg County COPS VRDB, Series 2008-A,

8.00%, 10/8/08	28,000	28,000

North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),

8.05%, 10/8/08	6,500	6,500

North Carolina Capital Facilities Finance Agency Recreational Revenue VRDB, Series 2007-B, YMCA Greater Charlotte Project (Wachovia Bank N.A. LOC),

7.25%, 10/8/08	4,900	4,900

North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 2006-12, (1)

8.25%, 10/8/08	12,000	12,000

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2003-C, First Mortgage, Well Spring (Allied Irish Bank LOC),

8.01%, 10/8/08	8,115	8,115

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),

8.50%, 10/8/08	6,800	6,800

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series C, First Mortgage, Pennybyrn Project (Bank of America N.A. LOC),

8.00%, 10/8/08	10,600	10,600

Raleigh COPS VRDB, Series 2005-B, Downtown Improvement Projects,

7.91%, 10/8/08	35,000	35,000

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

8.25%, 10/8/08	5,800	5,800
		153,540

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

North Dakota – 0.1%

Cass County Health Facilities Revenue VRDB, Series 2008 A-2, Health Care – Essential (Assured Guaranty Insured),

8.35%, 10/8/08	$7,000	$7,000
Ohio – 3.1%

City of Columbus G.O., Citigroup ROCS RR-II-R-11293, (1)

4.00%, 10/8/08	6,000	6,000

Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2005-B, Museum of Art Project,

10.00%, 10/8/08	7,500	7,500

Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2008, Euclid Avenue Housing Corp. Project (U.S. Bank N.A. LOC),

10.00%, 10/8/08	3,000	3,000

Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB, Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC),

8.00%, 10/8/08	22,860	22,860

Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC),

8.05%, 10/8/08	18,950	18,950

Cuyahoga County Hospital Revenue VRDB, Series 2003, Improvement Metrohealth System Project (KeyBank N.A. LOC),

10.00%, 10/8/08	6,740	6,740

Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic,

4.25%, 10/1/08	5,500	5,500

Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),

7.99%, 10/8/08	17,400	17,400

Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC),

7.88%, 10/8/08	11,895	11,895

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Ohio – 3.1% continued

Kent State University Revenue VRDB, Series 2008, General Receipts (KeyBank N.A. LOC),

8.25%, 10/8/08	$9,100	$9,100

Lancaster Port Authority Gas Revenue VRDB, Series 2008,

8.00%, 10/8/08	30,000	30,000

Medina County Health Care Facilities Revenue VRDB, Series 2007A, Southwest General Health Center (Royal Bank of Scotland PLC LOC),

8.00%, 10/8/08	7,605	7,605

Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),

8.00%, 10/8/08	13,500	13,500

Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC),

8.10%, 10/8/08	6,351	6,351

Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC),

10.00%, 10/8/08	37,000	37,000

Ohio State G.O. Bonds, Citigroup ROCS Series RR-II-R-4037, (1)

4.56%, 10/8/08	14,440	14,440

Ohio State University Revenue VRDB, Series 2008-B, General Receipts,

3.75%, 1/14/09	18,000	18,000

Parma Hospital Improvement Revenue VRDB, Series 2006C, Parma Community Hospital (JPMorgan Chase Bank LOC),

10.00%, 10/8/08	9,400	9,400

Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),

8.03%, 10/8/08	2,475	2,475

Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC),

8.00%, 10/8/08	3,375	3,375
		251,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Oklahoma – 0.2%

Oklahoma Turnpike Authority Revenue Refunding VRDB, Series F,

8.00%, 10/8/08	$15,000	$15,000
Oregon – 1.2%

Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),

8.00%, 10/8/08	10,270	10,270

Multnomah County Hospital Facilities Authority Revenue Refunding VRDB, Series 2003, Holladay Park Plaza Project (Allied Irish Bank LOC),

4.25%, 10/1/08	3,100	3,100

Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),

8.01%, 10/8/08	2,650	2,650

Oregon State Department of Transportation Highway User Tax Revenue Bonds, Series 2006-43, ABN AMRO Munitops Certificate Trust, (1)

4.44%, 10/8/08	9,995	9,995

Oregon State Facilities Authority Revenue VRDB, Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),

7.99%, 10/8/08	3,700	3,700

Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing (FNMA LOC),

8.02%, 10/8/08	20,000	20,000

Oregon State Facilities Authority Revenue VRDB, Series 2008-B, Peacehealth (U.S. Bank N.A. LOC),

7.75%, 10/8/08	13,100	13,100

Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC),

8.05%, 10/8/08	10,000	10,000

State of Oregon G.O., Series 2008-A, TRANS,

3.00%, 6/30/09	28,705	28,979
		101,794

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Pennsylvania – 1.4%

Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),

8.00%, 10/8/08	$10,325	$10,325

Delaware River Port Authority Revenue Refunding VRDB, Series 2008-B (Toronto-Dominion Bank LOC),

8.01%, 10/8/08	23,000	23,000

Emmaus General Authority Revenue VRDB, Subseries 1989-D25, Local Government Revenue Bonds (U.S. Bank N.A. LOC),

8.00%, 10/8/08	3,700	3,700

Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2008-A, St. Josephs University (Allied Irish Bank LOC),

7.70%, 10/8/08	12,000	12,000

Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B,

8.20%, 10/8/08	10,000	10,000

Philadelphia Hospitals and Higher Education Facilities Authority Revenue VRDB, Series 1999B, Jefferson Health System,

2.20%, 2/10/09	10,000	10,000

Philadelphia School District G.O. Refunding, Subseries 2008 B-2 (Wachovia Bank N.A. LOC),

7.46%, 10/8/08	17,000	17,000

Southcentral General Authority Revenue VRDB (FSA Corp. Insured),

8.50%, 10/8/08	14,000	14,000

Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC),

8.00%, 10/8/08	19,900	19,900
		119,925
South Carolina – 2.0%

Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements,

7.25%, 10/8/08	27,200	27,200

Easley Utility Revenue Refunding VRDB, Series 2007 (FSA Corp. Insured),

8.00%, 10/8/08	32,925	32,925

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

South Carolina – 2.0% continued

Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC),

7.90%, 10/8/08	$42,250	$42,250

Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-B (Assured Guaranty Insured),

8.00%, 10/8/08	20,900	20,900

South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal (Wachovia Bank N.A. LOC),

8.00%, 10/8/08	5,000	5,000

South Carolina Jobs EDA Hospital Revenue Bonds, Conway Hospital (Assured Guaranty Insured),

7.00%, 10/1/08	13,200	13,200

South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B3 (Wachovia Bank N.A. LOC),

7.95%, 10/8/08	20,000	20,000
		161,475
South Dakota – 0.1%

South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC),

6.25%, 10/1/08	7,465	7,465
Tennessee – 3.8%

Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC),

8.25%, 10/8/08	21,000	21,000

Clarksville Public Building Authority G.O. VRDB, Series 2001 (SunTrust Bank LOC),

7.90%, 10/8/08	5,400	5,400

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),

7.90%, 10/8/08	1,000	1,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Tennessee – 3.8% continued

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC),

8.00%, 10/8/08	$1,040	$1,040

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 1997-A, Adventist Health System (SunTrust Bank LOC),

8.00%, 10/8/08	1,135	1,135

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),

7.90%, 10/8/08	2,255	2,255

Metropolitan Government Nashville and Davidson County IDA Revenue Refunding Bonds, Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.),

8.90%, 10/8/08	11,955	11,955

Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC),

8.01%, 10/8/08	6,710	6,710

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),

8.24%, 10/8/08	5,525	5,525

Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1)

3.94%, 10/8/08	47,680	47,680

Shelby County G.O. Refunding VRDB, Series 2008-B,

8.25%, 10/8/08	26,000	26,000

Shelby County Health, Educational and Housing Facilities Board Revenue Refunding VRDB, Series 2008, Briarcrest (Regions Bank LOC),

8.01%, 10/8/08	9,300	9,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Tennessee – 3.8% continued

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC),

7.96%, 10/8/08	$4,200	$4,200

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2001, Youth Villages (Allied Irish Bank LOC),

7.99%, 10/8/08	1,700	1,700

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale High School Project (AmSouth Bank Birmingham LOC),

8.01%, 10/8/08	6,400	6,400

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC),

7.96%, 10/8/08	9,800	9,800

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.),

8.40%, 10/8/08	5,575	5,575

Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC),

8.05%, 10/8/08	35,300	35,300

Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1)

7.96%, 10/8/08	34,910	34,910

Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)

8.06%, 10/8/08	73,995	73,995
		310,880
Texas – 13.8%

ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1)

4.54%, 10/8/08	16,010	16,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Texas – 13.8% continued

Austin Water and Wastewater System Revenue Refunding VRDB, Series 2008 (Dexia Bank Belgium LOC),

8.00%, 10/8/08	$15,500	$15,500

Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)

8.01%, 10/8/08	29,500	29,500

Board of Regents Revenue Financing System CP Notes, Series A, University of Texas (University of Texas-Financing System Gtd.),

1.60%, 11/12/08	8,500	8,500

Capital Area Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2005, Roman Catholic Diocese (Wachovia Bank N.A. LOC),

8.05%, 10/8/08	13,500	13,500

Conroe Independent School District G.O., ABN AMRO Munitops Certificate Trust 2002-1 (PSF of Texas Gtd.), (1)

5.17%, 10/8/08	9,995	9,995

Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Prince of Peace Christian (Wachovia Bank N.A. LOC),

8.01%, 10/8/08	5,500	5,500

Dallas Water and Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1)

8.11%, 10/8/08	20,000	20,000

Denton Independent School District G.O., Series 2007-50, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)

4.57%, 10/8/08	13,700	13,700

Denton Independent School District Variable Rate Certificates, Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)

4.35%, 10/8/08	12,705	12,705

El Paso Housing Finance Corp. Variable Certificates, Series 2001E, SFM Revenue (GNMA Gtd.), (1)

5.83%, 10/8/08	6,110	6,110

Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.),

1.90%, 8/1/09	28,600	28,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Texas – 13.8% continued

Grand Prairie Independent School District G.O. VRDB, Series 2004, School Building (PSF of Texas Gtd.),

1.90%, 2/2/09	$18,950	$18,950

Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding VRDB, Series 2008-E, Baylor College Medicine (JPMorgan Chase Bank LOC),

7.50%, 10/8/08	16,000	16,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-B, YMCA Greater Houston (Allied Irish Bank LOC),

7.90%, 10/8/08	11,000	11,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,

1.60%, 11/18/08	85,000	85,000

Harris County Flood Control District G.O. Refunding, Series 2008-B,

8.00%, 10/8/08	14,100	14,100

Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series 2008-A, Baylor College Medicine (Compass Bank LOC),

8.00%, 10/8/08	13,100	13,100

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2008A-1, Methodist Hospital System,

4.25%, 10/1/08	500	500

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC),

8.00%, 10/8/08	3,275	3,275

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),

8.00%, 10/8/08	10,250	10,250

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

1.85%, 6/15/09	45,375	45,375

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Texas – 13.8% continued

Houston Utilities System Revenue Refunding Bonds, Series B2, First Lien (Dexia Credit Local LOC),

8.05%, 10/8/08	$4,500	$4,500

Series B3, First Lien (Dexia Credit Local LOC),

8.05%, 10/8/08	10,500	10,500

Irving Independent School District G.O. Revenue VRDB, Series 2004A (PSF of Texas Gtd.),

1.85%, 8/1/09	15,850	15,850

Kendall County Health Facility Development Corp. Health Care Revenue VRDB, Series 2008-A, Morningside Ministries (Allied Irish Bank LOC),

7.95%, 10/8/08	11,800	11,800

La Marque Independent School District G.O., Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)

4.23%, 10/8/08	6,705	6,705

Leander Independent School District G.O., ABN AMRO Munitops Certificate Trust Series 2002-16 (PSF of Texas Gtd.), (1)

5.05%, 10/8/08	11,000	11,000

Lower Colorado River Authority Revenue Bonds, Series 2994, JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1)

5.06%, 10/8/08	4,015	4,015

Manor Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),

1.90%, 8/1/09	11,235	11,235

Northside Independent School District Building Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28 (PSF of Texas Gtd.), (1)

4.99%, 10/8/08	9,870	9,870

Northwest Independent School District G.O., Citigroup ROCS RR-II R-11220 (PSF of Texas Gtd.), (1)

4.00%, 10/8/08	3,970	3,970

Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC),

7.98%, 10/8/08	8,700	8,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Texas – 13.8% continued

Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),

8.00%, 10/8/08	$16,000	$16,000

San Antonio City Hotel Occupancy Revenue Refunding VRDB, Series 2008, Sub Lien (Wachovia Bank N.A. LOC),

8.00%, 10/8/08	29,700	29,700

San Antonio Education Facilities Corp. Revenue VRDB, Series 2008, University Incarnate Word Project (JPMorgan Chase Bank LOC),

7.50%, 10/8/08	28,000	28,000

San Antonio Independent School District G.O., Series 2001B, ABN AMRO Munitops Certificate Trust 2001-29 (PSF of Texas Gtd.), (1)

5.05%, 10/8/08	19,995	19,995

State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1)

8.25%, 10/8/08	51,900	51,900

State of Texas G.O. Refunding, Veterans Housing Assistance-Fund I,

7.92%, 10/8/08	6,000	6,000

State of Texas G.O. VRDB, Series 2008, Veterans Housing Assistance-Fund II,

8.15%, 10/8/08	45,000	45,000

State of Texas Transportation Community Mobility G.O. Bonds, Citigroup ROCS RR-II-R-12208, (1)

8.27%, 10/8/08	5,085	5,085

Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC),

8.00%, 10/8/08	9,515	9,515

Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),

8.00%, 10/8/08	4,140	4,140

Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),

8.10%, 10/8/08	8,345	8,345

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Texas – 13.8% continued

Texas City Industrial Development Corp., Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1)

5.93%, 10/8/08	$3,820	$3,820

Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates, (1)

7.96%, 10/8/08	33,340	33,340

Texas State Transportation Commission First Tier Revenue Bonds, Citigroup ROCS RR-II-R-12011, (1)

4.56%, 10/8/08	6,100	6,100

Texas State Transportation Commission Revenue VRDB, Series B, First Tier,

7.92%, 10/8/08	62,250	62,250

Texas TRANS, Series 2008,

3.00%, 8/28/09	260,000	263,283

Travis County Retirement Health Facilities Development Corp. Revenue VRDB, Series C, Querencia Barton Creek (Bank of America N.A. LOC),

8.00%, 10/8/08	2,400	2,400

University of Texas Permanent University Fund Revenue Bonds, Series 2036, BB&T Municipal Trust, (1)

4.66%, 10/8/08	6,000	6,000

University of Texas Revenue Bonds, Series 2003B, Wachovia MERLOTS Series 2003-B14, (1)

4.58%, 10/8/08	7,750	7,750

Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University,

7.70%, 10/8/08	25,000	25,000
		1,128,938
Utah – 0.8%

Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)

8.70%, 10/8/08	3,230	3,230

Park City Revenue VRDB, Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC),

8.05%, 10/8/08	3,380	3,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Utah – 0.8% continued

Utah Water Finance Agency Revenue VRDB, Series 2008 B-3,

8.32%, 10/8/08	$58,900	$58,900
		65,510
Virginia – 2.4%

Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-B, University of Virginia Foundation Project (Wachovia Bank N.A. LOC),

7.20%, 10/8/08	32,210	32,210

Fairfax County Educational Facilities Revenue VRDB, Series 2003, The Madeira School (Bank of America N.A. LOC),

8.37%, 10/8/08	20,000	20,000

Fairfax County IDA Revenue Bonds, Series 2008C-3,

1.60%, 4/20/09	50,000	50,000

Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),

8.21%, 10/8/08	14,510	14,510

Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC),

8.00%, 10/8/08	11,635	11,635

Loudoun County IDA Revenue VRDB, Series 2003E, Howard Hughes Medical Institute,

7.77%, 10/8/08	39,430	39,430

Lynchburg IDA Revenue Refunding VRDB, Series A, Central Health (SunTrust Bank LOC),

7.90%, 10/8/08	6,000	6,000

Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.),

8.10%, 10/8/08	13,200	13,200

Prince William County COPS VRDB, Series 2006B (Wachovia Bank N.A. LOC),

7.50%, 10/8/08	6,350	6,350
		193,335

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Washington – 2.3%

Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),

7.27%, 10/8/08	$2,365	$2,365

Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3,

8.15%, 10/8/08	29,000	29,000

Subseries 2008 F-2, Project 3,

8.15%, 10/8/08	30,000	30,000

Everett Washington Public Facilities District Revenue VRDB, Series 2007,

6.28%, 10/1/08	1,400	1,400

Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC),

8.06%, 10/8/08	5,000	5,000

Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),

7.94%, 10/8/08	8,040	8,040

Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1)

8.23%, 10/8/08	20,600	20,600

Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC),

8.00%, 10/8/08	10,310	10,310

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),

8.30%, 10/8/08	2,060	2,060

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC),

8.60%, 10/8/08	8,900	8,900

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC),

7.25%, 10/8/08	8,800	8,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Washington – 2.3% continued

Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),

7.55%, 10/8/08	$2,100	$2,100

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC),

9.00%, 10/1/08	1,500	1,500

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),

10.00%, 10/8/08	500	500

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC),

8.00%, 10/8/08	41,000	41,000

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC),

7.30%, 10/8/08	3,800	3,800

Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1)

8.11%, 10/8/08	14,740	14,740
		190,115
West Virginia – 0.9%

Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),

8.95%, 10/8/08	3,075	3,075

Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),

8.10%, 10/8/08	12,775	12,775

West Virginia EDA PCR Refunding VRDB, Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC),

7.83%, 10/8/08	6,675	6,675

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

West Virginia – 0.9% continued

West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),

8.00%, 10/8/08	$38,735	$38,735

West Virginia State Hospital Finance Authority Revenue VRDB, Pallottine Services, Inc. Project (Fifth Third Bank LOC),

8.00%, 10/8/08	11,000	11,000
		72,260
Wisconsin – 2.4%

Green Bay Housing Authority Revenue Bonds, Series 2004, Sisters of St. Francis Project (Allied Irish Bank LOC),

8.00%, 10/8/08	1,200	1,200

Milwaukee Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin-Kenilworth Project (Depfa Bank PLC LOC),

7.96%, 10/8/08	20,130	20,130

Milwaukee Redevelopment Authority Revenue VRDB, Series 1998, Library Hill Project (U.S. Bank N.A. LOC),

7.96%, 10/8/08	4,500	4,500

Milwaukee Redevelopment Authority Revenue VRDB, Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC),

7.96%, 10/8/08	9,225	9,225

State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1)

8.11%, 10/8/08	25,000	25,000

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC),

8.00%, 10/8/08	11,868	11,868

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),

6.28%, 10/1/08	2,600	2,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Wisconsin – 2.4% continued

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),

8.75%, 10/8/08	$6,155	$6,155

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place, Inc. (Bank of America N.A. LOC),

8.03%, 10/8/08	2,885	2,885

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC),

8.00%, 10/8/08	19,200	19,200

Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),

8.00%, 10/8/08	5,370	5,370

Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),

8.00%, 10/8/08	9,300	9,300

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Lutheran College (U.S. Bank N.A. LOC),

6.25%, 10/1/08	8,000	8,000

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),

6.00%, 10/1/08	4,455	4,455

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC),

6.28%, 10/1/08	6,895	6,895

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),

7.92%, 10/8/08	10,500	10,500

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC),

8.30%, 10/8/08	600	600

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 94.0% continued

Wisconsin – 2.4% continued

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC),

8.30%, 10/8/08	$6,490	$6,490

Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2003-C, Mercy Health Systems (Marshall & Ilsley Bank LOC),

8.00%, 10/8/08	6,200	6,200

Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),

6.28%, 10/1/08	6,370	6,370

Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, St. John’s Communities (Marshall & Ilsley Bank LOC),

8.00%, 10/8/08	10,315	10,315

Wisconsin State Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1)

8.16%, 10/8/08	21,745	21,745
		199,003
Multiple States Pooled Securities – 0.6%

BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1)

4.21%, 10/8/08	30,755	30,755

BB&T Municipal Trust, Floaters Series 1028 (Branch Banking & Trust Co. LOC), (1)

4.20%, 10/8/08	15,000	15,000
		45,755
Total Municipal Investments
(Cost $7,695,258)		7,695,258

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 0.0%

Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	285,949	286
Total Investment Company
(Cost $286)		286

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCY – 2.4% (2)

Federal Home Loan Bank – 2.4%

FHLB Discount Note,

0.10%, 10/1/08	$200,000	$200,000
Total U.S. Government Agency
(Cost $200,000)		200,000

U.S. GOVERNMENT OBLIGATION – 2.4%

U.S. Treasury Bill – 2.4%

0.01%, 10/2/08	200,000	200,000
Total U.S. Government Obligation
(Cost $200,000)		200,000

Total Investments – 98.8%
(Cost $8,095,544) (3)		8,095,544
Other Assets less Liabilities – 1.2%		94,823
NET ASSETS – 100.0%		$8,190,367

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The cost for federal income tax purposes was $8,095,544.

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Administration of Environment and Housing and Real Estate	5.9%

Air, Transportation, Water Services and Solid Waste Management	6.3

Educational Services	12.8

Electric Services, Gas and Combined Utilities	7.7

Executive, Legislative and General Government	24.1

General Medical and Surgical, Nursing and Personal Care	8.1

Health Services and Residential Care	14.8

Urban and Community Development, Housing Programs and Social Services	7.0
All other sectors less than 5%	13.3
Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 – 14 Days	85.5%

15 – 30 Days	0.4

31 – 60 Days	1.5

61 – 90 Days	0.7

91 – 180 Days	2.7
181 – 364 Days	9.2
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$ –	$ –
Level 2	8,095,544	–
Level 3	–	–

Total	$8,095,544	$ –

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 73.2% (1)

Fannie Mae – 22.8%

FNMA Discount Notes,

2.44%, 10/1/08	$9,650	$9,650

2.45%, 10/1/08	16,350	16,350

2.46%, 10/1/08	54,300	54,300

2.36%, 10/8/08	10,000	9,995

2.42%, 10/8/08	11,610	11,605

2.12%, 10/14/08	4,500	4,497

2.38%, 10/20/08	20,000	19,975

2.13%, 10/22/08	2,600	2,597

2.25%, 10/28/08	4,250	4,243

2.56%, 11/3/08	32,422	32,346

2.57%, 11/3/08	4,000	3,991

2.59%, 11/3/08	20,000	19,952

2.68%, 11/3/08	23,363	23,306

2.40%, 11/12/08	10,000	9,972

2.28%, 11/26/08	29,568	29,463

2.23%, 12/1/08	20,000	19,924

2.62%, 12/1/08	5,000	4,978

3.38%, 12/1/08	35,000	34,799

2.28%, 12/22/08	12,150	12,087

2.40%, 2/2/09	18,909	18,753

2.80%, 2/2/09	10,363	10,263

2.15%, 2/27/09	5,000	4,955

FNMA FRN,

2.72%, 10/28/08	12,000	11,993

FNMA Notes,

4.50%, 10/15/08	10,000	10,008

3.75%, 10/28/08	2,000	2,002

3.38%, 12/15/08	3,000	3,004

5.00%, 1/23/09	2,250	2,268

3.25%, 2/15/09	10,000	10,032
		397,308
Federal Farm Credit Bank – 4.3%

FFCB Bond,

5.00%, 12/29/08	5,000	5,032

FFCB Discount Notes,

1.76%, 3/18/09	9,000	8,926

2.63%, 7/8/09	11,000	10,775

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 73.2% (1) continued

Federal Farm Credit Bank – 4.3% continued

FFCB FRN,

2.36%, 10/12/08	$5,000	$5,000

2.32%, 10/16/08	5,000	5,000

3.18%, 10/22/08	20,000	20,000

3.20%, 10/25/08	10,000	10,000

3.58%, 10/27/08	5,000	5,000

2.66%, 11/28/08	5,000	5,000
		74,733
Federal Home Loan Bank – 38.1%

FHLB Bonds,

3.25%, 10/21/08	1,600	1,600

4.50%, 10/24/08	19,695	19,721

4.63%, 10/24/08	5,000	5,007

3.58%, 10/29/08	2,000	2,001

4.31%, 11/14/08	1,985	1,990

2.31%, 3/24/09	15,000	15,000

2.35%, 4/21/09	10,000	10,000

FHLB Discount Notes,

0.10%, 10/1/08	12,442	12,442

2.10%, 10/1/08	54,500	54,500

2.26%, 10/1/08	25,000	25,000

2.30%, 10/1/08	4,093	4,093

1.80%, 10/2/08	50,000	49,997

2.40%, 10/3/08	25,000	24,997

2.20%, 10/7/08	50,000	49,982

2.05%, 10/8/08	100,000	99,960

2.10%, 10/8/08	100,000	99,959

2.11%, 10/8/08	10,000	9,996

2.32%, 10/10/08	24,615	24,601

2.35%, 10/10/08	2,210	2,209

2.37%, 10/10/08	25,000	24,985

0.80%, 10/14/08	6,500	6,498

2.40%, 10/22/08	2,000	1,997

2.20%, 10/23/08	13,300	13,282

2.35%, 10/27/08	10,000	9,983

2.44%, 11/7/08	8,000	7,980

2.58%, 12/3/08	12,750	12,692

3.00%, 12/15/08	5,000	4,969

2.13%, 3/12/09	5,000	4,952

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 73.2% (1) continued

Federal Home Loan Bank – 38.1% continued

FHLB FRN,

2.64%, 10/24/08	$10,000	$10,000

3.63%, 10/28/08	10,000	9,990

2.62%, 10/31/08	10,000	10,000

2.60%, 11/5/08	10,000	10,000

2.62%, 11/5/08	5,000	5,000

2.68%, 11/11/08	15,000	15,000

FHLB Note,

4.63%, 11/21/08	5,000	5,017
		665,400
Freddie Mac – 8.0%

FHLMC Discount Notes,

2.35%, 10/6/08	16,350	16,345

0.80%, 10/10/08	8,765	8,763

2.27%, 10/14/08	8,043	8,036

2.60%, 10/22/08	14,033	14,012

2.41%, 10/27/08	14,645	14,619

2.44%, 11/3/08	21,383	21,335

2.30%, 11/24/08	3,500	3,488

2.50%, 12/15/08	7,913	7,872

2.53%, 12/23/08	10,000	9,942

2.12%, 3/2/09	8,000	7,928

2.15%, 3/2/09	1,524	1,510

FHLMC Notes,

5.13%, 10/15/08	8,715	8,726

4.63%, 12/19/08	12,112	12,169

5.00%, 1/30/09	1,500	1,513

5.75%, 3/15/09	3,700	3,758
		140,016
Total U.S. Government Agencies
(Cost $1,277,457)		1,277,457

U.S. GOVERNMENT OBLIGATION – 5.7%

U.S. Treasury Bill – 5.7%

0.05%, 10/2/08	100,000	100,000
Total U.S. Government Obligation
(Cost $100,000)		100,000

Investments, at Amortized Cost
(Cost $1,377,457)		1,377,457

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 23.1%

(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements – 2.2%

Morgan Stanley & Co., Inc., dated 9/30/08, repurchase price $17,244

0.10%, 10/1/08	$17,244	$17,244

Societe Generale – New York Branch, dated 9/30/08, repurchase price $8,622

0.30%, 10/1/08	8,622	8,622

UBS Securities LLC, dated 9/30/08, repurchase price $12,933

0.15%, 10/1/08	12,933	12,933
		38,799
(Collateralized at a minimum of 102%) (3)
Repurchase Agreements – 20.9%

Citigroup Global Markets, Inc., dated 9/30/08, repurchase price $70,004

2.25%, 10/1/08	70,000	70,000

Deutsche Bank Securities, Inc., dated 9/30/08, repurchase price $180,011

2.25%, 10/1/08	180,000	180,000

JP Morgan Securities, dated 9/30/08, repurchase price $114,024

1.75%, 10/1/08	114,018	114,018
		364,018
Total Repurchase Agreements
(Cost $402,817)		402,817

Total Investments – 102.0%
(Cost $1,780,274) (4)		1,780,274

Liabilities less Other Assets – (2.0)%		(35,479)
NET ASSETS – 100.0%		$1,744,795

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	3.63% - 7.50%	11/15/16 - 2/15/37
U.S. Treasury Notes	0.88% - 4.88%	1/15/10 - 1/15/16

See Notes to the Financial Statements.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	4.50% - 5.00%	7/1/35 - 3/1/38
FNMA	5.00% - 7.50%	3/1/12 - 10/1/38

(4)	The cost for federal income tax purposes was $1,780,274.

Percentages shown are based on Net Assets.

At September 30, 2008, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
0 - 14 Days	65.3%
15 - 30 Days	11.5
31 - 60 Days	11.6
61 - 90 Days	5.3
91 - 180 Days	5.1
181 - 364 Days	1.2

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$—	$—
Level 2	1,780,274	—
Level 3	—	—

Total	$1,780,274	$—

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 96.4% (1)

Federal Farm Credit Bank – 6.3%

FFCB Discount Notes,

0.10%, 10/1/08	$75,000	$75,000

0.50%, 10/2/08	25,000	25,000

2.10%, 10/15/08	3,555	3,552

4.05%, 10/21/08	6,000	5,986

FFCB FRN,

2.36%, 10/12/08	15,000	15,000

2.42%, 10/12/08	7,750	7,751

2.32%, 10/16/08	10,000	10,000

3.18%, 10/22/08	30,000	30,000

3.20%, 10/25/08	20,000	20,000

3.58%, 10/27/08	10,000	10,000

2.66%, 11/28/08	10,000	10,000

FFCB Note,

4.25%, 10/10/08	6,000	6,003
		218,292
Federal Home Loan Bank – 90.0%

FHLB Bonds,

4.38%, 10/3/08	7,400	7,401

4.50%, 10/14/08	1,000	1,001

4.63%, 10/16/08	10,850	10,861

4.50%, 10/24/08	7,000	7,012

4.63%, 10/24/08	22,000	22,032

3.63%, 11/14/08	21,315	21,340

4.88%, 11/19/08	5,000	5,018

5.00%, 11/21/08	2,115	2,123

2.70%, 12/30/08	14,050	14,048

5.00%, 2/20/09	2,000	2,020

2.63%, 2/27/09	5,000	5,006

4.75%, 3/13/09	5,000	5,055

2.31%, 3/24/09	25,000	25,000

3.00%, 4/15/09	28,000	28,025

5.13%, 8/5/09	10,530	10,723

FHLB Discount Notes,

0.10%, 10/1/08	437,558	437,558

0.25%, 10/1/08	12,200	12,200

1.85%, 10/1/08	90,000	90,000

2.05%, 10/1/08	50,000	50,000

2.10%, 10/1/08	181,280	181,280

2.26%, 10/1/08	25,000	25,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 96.4% (1) continued

Federal Home Loan Bank – 90.0% continued

FHLB Discount Notes, continued

0.35%, 10/2/08	$5,400	$5,400

2.10%, 10/2/08	13,700	13,699

0.60%, 10/3/08	34,299	34,298

2.10%, 10/3/08	33,052	33,048

2.25%, 10/3/08	11,287	11,286

2.34%, 10/3/08	38,072	38,067

2.40%, 10/3/08	75,000	74,990

0.10%, 10/6/08	315,000	314,996

2.05%, 10/6/08	110,900	110,868

0.35%, 10/7/08	10,295	10,294

2.20%, 10/7/08	50,000	49,982

0.50%, 10/8/08	7,795	7,794

2.11%, 10/8/08	12,550	12,545

2.12%, 10/8/08	6,463	6,460

0.50%, 10/9/08	12,100	12,099

2.11%, 10/9/08	8,000	7,996

0.50%, 10/10/08	17,050	17,048

0.95%, 10/10/08	10,000	9,998

2.00%, 10/10/08	100,000	99,950

2.13%, 10/10/08	8,569	8,564

2.15%, 10/10/08	10,000	9,995

2.31%, 10/10/08	20,000	19,988

2.32%, 10/10/08	20,000	19,988

2.37%, 10/10/08	46,000	45,973

2.05%, 10/14/08	24,600	24,582

2.36%, 10/14/08	25,000	24,979

2.05%, 10/15/08	2,000	1,998

2.38%, 10/15/08	30,000	29,972

2.14%, 10/17/08	29,976	29,947

2.55%, 10/17/08	13,000	12,985

2.20%, 10/22/08	25,000	24,968

2.40%, 10/22/08	28,745	28,705

2.20%, 10/23/08	20,000	19,973

1.10%, 10/24/08	85,000	84,940

2.40%, 10/24/08	146,500	146,275

2.35%, 10/27/08	40,000	39,932

2.40%, 10/27/08	42,900	42,826

2.40%, 10/28/08	25,000	24,955

0.63%, 10/29/08	134,000	133,934

See Notes to the Financial Statements.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 96.4% (1) continued

Federal Home Loan Bank – 90.0% continued

FHLB Discount Notes, continued

2.45%, 10/29/08	$20,000	$19,962

2.09%, 11/3/08	18,669	18,633

2.43%, 11/3/08	47,400	47,294

2.44%, 11/7/08	30,000	29,925

2.45%, 11/12/08	7,350	7,329

2.45%, 11/14/08	4,440	4,427

2.45%, 11/17/08	16,000	15,949

2.30%, 11/19/08	1,017	1,014

2.27%, 11/21/08	24,000	23,923

2.48%, 11/21/08	25,000	24,912

2.30%, 11/26/08	19,250	19,181

2.34%, 12/3/08	26,000	25,894

2.58%, 12/3/08	20,000	19,910

2.52%, 12/15/08	25,000	24,869

3.00%, 12/15/08	20,000	19,875

2.00%, 3/9/09	12,000	11,894

1.75%, 3/11/09	10,500	10,418

2.13%, 3/12/09	10,000	9,904

1.75%, 3/13/09	18,150	18,006

1.95%, 3/13/09	5,000	4,956

FHLB FRN,

3.10%, 10/23/08	30,000	29,957

2.64%, 10/24/08	15,000	15,000

3.63%, 10/28/08	20,000	19,980

2.62%, 10/31/08	20,000	20,000

2.60%, 11/5/08	20,000	20,000

2.62%, 11/5/08	10,000	10,000

2.68%, 11/11/08	25,000	25,000
		3,107,212
Tennessee Valley Authority – 0.1%

Tennessee Valley Authority Bond,

5.38%, 11/13/08	3,294	3,306
Total U.S. Government Agencies
(Cost $3,328,810)		3,328,810

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 3.6%

U.S. Treasury Bills – 3.6%

0.04%, 10/2/08	$25,000	$25,000

0.11%, 10/2/08	100,000	100,000
Total U.S. Government Obligations
(Cost $125,000)		125,000

Total Investments – 100.0%
(Cost $3,453,810) (2)		3,453,810
Other Assets less Liabilities – 0.0%		768
NET ASSETS – 100.0%		$3,454,578

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $3,453,810.

Percentages shown are based on Net Assets.

At September 30, 2008, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
0 - 14 Days	60.3%
15 - 30 Days	23.9
31 - 60 Days	9.0
61 - 90 Days	2.6
91 - 180 Days	3.1
181 - 364 Days	1.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 — Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 — Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3—Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued SEPTEMBER 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ –	$ –
Level 2	3,453,810	–
Level 3	–	–

Total	$3,453,810	$ –

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	IDR	Industrial Development Revenue
AMT	Alternative Minimum Tax	LOC	Letter of Credit
COPS	Certificates of Participation	MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender
CP	Commercial Paper	PCR	Pollution Control Revenue
EDA	Economic Development Authority	PSF	Permanent School Fund
FFCB	Federal Farm Credit Bank	ROCS	Reset Option Certificates
FHLB	Federal Home Loan Bank	SFM	Single Family Mortgage
FHLMC	Freddie Mac	SGB	Societe Generale Bank
FNMA	Fannie Mae	Soc Gen	Societe Generale
FRN	Floating Rate Notes	STARS	Short Term Adjustable Rate Securities
FSA	Financial Security Assurance	TANS	Tax Anticipation Notes
GIC	Guaranteed Investment Contract	TRANS	Tax and Revenue Anticipation Notes
GNMA	Government National Mortgage Association	TSB	Trustee Savings Bank
G.O.	General Obligation	VRDB	Variable Rate Demand Bonds
Gtd.	Guaranteed	VRDN	Variable Rate Demand Note
IDA	Industrial Development Authority
IDB	Industrial Development Board

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Money Market Fund. The valuation methodology for such investments is described on page 22 of this semiannual report.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2008, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market and Municipal Money Market Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Certain money market funds receive dividend income from investment companies.

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the net asset values (“NAV”) of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At March 31, 2008, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	UNREALIZED LOSS
California Municipal Money Market	$2,770	$181	$ —
Money Market	—	25,248	(21,246)
Municipal Money Market	13,367	1,095	—
U.S. Government Money Market	—	3,830	—
U.S. Government Select Money Market	—	4,122	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$37,072	$251
Money Market	—	503,836
Municipal Money Market	170,539	429
U.S. Government Money Market	—	39,778
U.S. Government Select Money Market	—	50,032

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$34,073	$181
Money Market	—	484,847
Municipal Money Market	171,855	—
U.S. Government Money Market	—	34,731
U.S. Government Select Money Market	—	46,931

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2008, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

At September 30, 2008, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense for the six months ended September 30, 2008.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2008, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
California Municipal Money Market	0.40%	0.55%
Money Market	0.40%	0.55%
Municipal Money Market	0.40%	0.55%
U.S. Government Money Market	0.40%	0.55%
U.S. Government Select Money Market	0.40%	0.55%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Money Market	$—	$(3,294)	$(3,294)	$10,737,475

MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEDMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$3,389,617	$2,820	$(3,424,144)	$(31,707)
Money Market	16,596,428	47,913	(17,269,081)	(624,740)
Municipal Money Market	14,357,771	10,705	(13,504,394)	864,082
U.S. Government Money Market	5,161,558	5,982	(5,256,301)	(88,761)
U.S. Government Select Money Market	7,005,878	6,383	(5,932,225)	1,080,036

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEDMED	NET INCREASE IN NET ASSETS
California Municipal Money Market	$6,594,258	$10,374	$(6,271,710)	$332,922
Money Market	42,734,265	202,775	(42,775,831)	161,209
Municipal Money Market	26,070,581	33,836	(24,649,522)	1,454,895
U.S. Government Money Market	7,243,670	17,766	(6,250,811)	1,010,625
U.S. Government Select Money Market	7,864,108	16,743	(6,523,507)	1,357,344

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008 and September 29, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Northern Money Market Fund (the “Fund”). The Corporation currently has a First Tier credit rating. The CSA will expire no later than February 28, 2009.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation will not receive any consideration from the Fund. Under the CSA, the Corporation has committed to provide capital to the Fund in the event that the Fund realizes a loss on the Whistlejacket Capital LLC Security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund will promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualify as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to February 28, 2009. In addition, the Board of Trustees may, at its option, cause the Fund to sell the Security at any time if it determines that the maximum amount under the CSA, reduced by any contributions previously made under the CSA to the Fund, is insufficient to maintain the minimum permissible NAV of $0.9990. The CSA provides support in the maximum amount of $42,500,000. The maximum contribution amount may be increased at any time as agreed by the Corporation and the Trust.

As of September 30, 2008, the amortized cost and fair value of the Fund’s holding covered by the CSA is as follows:

AMORTIZED COST	FAIR VALUE
$84,996	$55,888

Additional information regarding the CSA can be found in the Fund’s financial statements and schedule of investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative,

NORTHERN FUNDS SEMIANNUAL REPORT	63	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued SEPTEMBER 30, 2008 (UNAUDITED)

events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures for next year.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

8. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees of the Northern Funds approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guaranty Program (“Program”) for money market funds. The Program protects the NAV of certain shares of a shareholder of record in the Funds at the close of business on September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Fund, if the Fund’s market-based NAV per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by a covered shareholder after the close of business on September 19, 2008 will not be guaranteed. If a customer closes his or her account with the Funds or a broker-dealer or other intermediary, any future investment in the Funds will not be guaranteed.

The Program terminates on December 18, 2008, but may be later extended by the Treasury Department to terminate no later than September 18, 2009. If the Treasury Department extends the Program, the Board of Trustees will consider whether to continue to participate.

Each Fund will bear the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participation in the Program for the first three months is 0.01% of the NAV of a fund as of September 19, 2008.

MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES SEPTEMBER 30, 2008 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008 through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 – 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.55%	$1,000.00	$1,007.60	$2.76
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78	**

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.55%	$1,000.00	$1,009.60	$2.76
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78	**

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.55%	$1,000.00	$1,008.30	$2.76
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78	**

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.55%	$1,000.00	$1,008.70	$2.76
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78	**

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.55%	$1,000.00	$1,008.30	$2.76
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MONEY MARKET FUNDS

MONEY MARKET FUNDS

TRUSTEES AND OFFICERS

Approval of Advisory Agreement

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”).

At a meeting of the Board of Trustees held on May 9, 2008 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Adviser, its services and the Funds, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent Of Services

The Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered the Investment Adviser’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered the Investment Adviser’s financial resources and their ability to attract and retain portfolio management talent. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information throughout the year. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Adviser’s voluntary reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to the Investment Adviser’s expenses and profitability with respect to the Funds. Information on the services rendered by the Investment Adviser to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by Investment Adviser to private accounts managed by them. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the Funds’ total expense ratios to specified levels.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees considered the Funds’ investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Funds.

Based on the information received, the Trustees believed that the Money Market Funds had provided competitive yields in light of their respective investments objectives and policies, and the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults.

Economies of Scale

The Trustees also reviewed information as to whether the Investment Adviser was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory

MONEY MARKET FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

fees are set and through the Investment Adviser’s voluntary expense caps for the Funds.

Other Benefits

The Trustees considered other benefits derived by the Investment Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by the Investment Adviser and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with the Investment Adviser and its affiliates.

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Investment Adviser, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreements should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.
PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	BOND INDEX FUND

44	FIXED INCOME FUND

49	GLOBAL FIXED INCOME FUND

52	HIGH YIELD FIXED INCOME FUND

58	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

60	U.S. GOVERNMENT FUND

62	NOTES TO THE FINANCIAL STATEMENTS

68	FUND EXPENSES

69	ABBREVIATIONS AND OTHER INFORMATION

70	TRUSTEES AND OFFICERS

70	APPROVAL OF ADVISORY AGREEMENT

72	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND INDEX FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$938,551	$1,256,580
Investments, at value	$925,443	$1,234,774
Cash	1,008	3,058
Foreign currencies, at value (cost $4)	–	–
Interest income receivable	7,054	8,445
Receivable for securities sold	123	186,453
Receivable for fund shares sold	2,210	1,636
Receivable from investment advisor	26	17
Unrealized gain on forward foreign currency exchange contracts	–	–
Prepaid and other assets	22	17
Total Assets	935,886	1,434,400
LIABILITIES:
Cash overdraft	–	–
Unrealized loss on forward foreign currency exchange contracts	–	–
Payable for securities purchased	4,464	128,912
Payable for when – issued securities	45,980	190,683
Payable for fund shares redeemed	427	870
Distributions to shareholders	608	681
Payable to affiliates:
Investment advisory fees	22	129
Co-administration fees	22	27
Custody and accounting fees	–	6
Transfer agent fees	14	18
Trustee fees	2	8
Accrued other liabilities	31	53
Total Liabilities	51,570	321,387
Net Assets	$884,316	$1,113,013
ANALYSIS OF NET ASSETS:
Capital stock	$899,551	$1,164,747
Accumulated undistributed net investment income (loss)	71	(756)
Accumulated undistributed net realized gain (loss)	(2,198)	(29,172)
Net unrealized appreciation (depreciation)	(13,108)	(21,806)
Net Assets	$884,316	$1,113,013
Shares Outstanding ($.0001 par value, unlimited authorization):	89,768	116,997
Net Asset Value, Redemption and Offering Price Per Share:	$9.85	$9.51

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	U.S. GOVERNMENT FUND

$99,791	$1,656,861	$526,147	$127,842
$100,234	$1,469,537	$525,846	$127,429
–	–	29,475	–
4	–	–	–
723	37,831	2,244	940
2,605	46,894	197,608	55,869
726	1,011	1,779	680
3	28	4	4
184	–	–	–
14	20	16	7
104,493	1,555,321	756,972	184,929

6,139	2,267	–	18,006
527	–	–	–
9,756	3,029	125,317	11,161
–	–	112,922	24,609
21	5,152	160	56
–	2,161	128	47

10	182	59	15
2	40	13	3
–	11	–	2
1	26	8	2
3	9	3	3
18	149	18	36
16,477	13,026	238,628	53,940
$88,016	$1,542,295	$518,344	$130,989

$86,297	$1,921,238	$515,860	$131,127
1,495	(540)	(38)	392
153	(191,079)	2,823	(117)
71	(187,324)	(301)	(413)
$88,016	$1,542,295	$518,344	$130,989
7,763	233,319	50,613	12,993
$11.34	$6.61	$10.24	$10.08

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND INDEX FUND	FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$17,910	$23,410
Total Investment Income	17,910	23,410
EXPENSES:
Investment advisory fees	596	3,892
Co-administration fees	596	834
Custody fees	48	69
Accounting fees	43	66
Transfer agent fees	397	556
Registration fees	12	15
Printing fees	20	31
Professional fees	19	28
Trustee fees and expenses	8	12
Shareholder servicing fees	–	5
Interest expense	–	–
Other	7	10
Total Expenses	1,746	5,518
Less expenses reimbursed by investment advisor	(750)	(514)
Less custodian credits	(3)	–
Net Expenses	993	5,004
Net Investment Income	16,917	18,406
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(2,005)	(14,936)
Futures	–	587
Foreign currency transactions	–	–
Net change in unrealized depreciation on:
Investments	(28,921)	(23,820)
Forward foreign currency exchange contracts	–	–
Translation of other assets and liabilities denominated in foreign currencies	–	–
Net Losses on Investments and Foreign Currency	(30,926)	(38,169)
Net Decrease in Net Assets Resulting from Operations	$(14,009)	$(19,763)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	U.S. GOVERNMENT FUND

$1,123	$76,251	$6,434	$1,976
1,123	76,251	6,434	1,976

288	6,109	1,623	427
51	1,312	348	91
40	100	26	16
13	100	27	17
34	875	232	61
10	19	10	10
10	40	11	11
9	38	9	10
4	16	4	4
2	159	1	14
1	–	–	–
4	13	4	4
466	8,781	2,295	665
(76)	(916)	(190)	(116)
–	(7)	(18)	–
390	7,858	2,087	549
733	68,393	4,347	1,427

1,106	(110,899)	(1,596)	(88)
–	–	189	4
(851)	–	–	–

(6,064)	(52,665)	(3,365)	(2,351)
(321)	–	–	–
(72)	–	–	–
(6,202)	(163,564)	(4,772)	(2,435)
$(5,469)	$(95,171)	$(425)	$(1,008)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		FIXED INCOME FUND
Amounts in thousands	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008
OPERATIONS:
Net investment income	$16,917	$18,162	$18,406	$48,250
Net realized gains (losses)	(2,005)	(271)	(14,349)	(5,330)
Net change in unrealized appreciation (depreciation)	(28,921)	16,683	(23,820)	3,554
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,009)	34,574	(19,763)	46,474
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	202,104	528,282	49,791	36,809
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	202,104	528,282	49,791	36,809
DISTRIBUTIONS PAID:
From net investment income	(16,853)	(18,041)	(18,494)	(49,329)
From net realized gains	–	–	–	–
Total Distributions Paid	(16,853)	(18,041)	(18,494)	(49,329)
Total Increase (Decrease) in Net Assets	171,242	544,815	11,534	33,954
NET ASSETS:
Beginning of period	713,074	168,259	1,101,479	1,067,525
End of period	$884,316	$713,074	$1,113,013	$1,101,479
Accumulated Undistributed Net Investment Income (Loss)	$71	$7	$(756)	$(668)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED MARCH 31, 2008

GLOBAL FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT-INTERMEDIATE U.S. GOVERNMENT FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008

$733	$936	$68,393	$134,858	$4,347	$7,345	$1,427	$5,272
255	1,921	(110,899)	(52,259)	(1,407)	10,084	(84)	4,557
(6,457)	4,466	(52,665)	(168,093)	(3,365)	3,131	(2,351)	1,705
(5,469)	7,323	(95,171)	(85,494)	(425)	20,560	(1,008)	11,534

23,575	34,387	(16,997)	122,842	113,266	269,244	6,230	(22,339)
23,575	34,387	(16,997)	122,842	113,266	269,244	6,230	(22,339)

–	(1,315)	(68,394)	(134,868)	(4,385)	(7,368)	(1,448)	(5,289)
–	–	–	–	–	–	–	–
–	(1,315)	(68,394)	(134,868)	(4,385)	(7,368)	(1,448)	(5,289)
18,106	40,395	(180,562)	(97,520)	108,456	282,436	3,774	(16,094)

69,910	29,515	1,722,857	1,820,377	409,888	127,452	127,215	143,309
$88,016	$69,910	$1,542,295	$1,722,857	$518,344	$409,888	$130,989	$127,215
$1,495	$762	$(540)	$(539)	$(38)	$–	$392	$413

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(3)
Net Asset Value, Beginning of Period	$ 10.24	$ 9.94	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.47	0.04
Net realized and unrealized gains (losses)	(0.39)	0.30	(0.06)
Total from Investment Operations	(0.18)	0.77	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.47)	(0.04)
Total Distributions Paid	(0.21)	(0.47)	(0.04)
Net Asset Value, End of Period	$9.85	$10.24	$9.94
Total Return(1)	(1.75)%	7.97%	(0.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$884,316	$713,074	$168,259
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.44%	0.45%	0.76%
Net investment income, net of reimbursements and credits	4.26%	4.68%	4.90%
Net investment income, before reimbursements and credits	4.07%	4.48%	4.39%
Portfolio Turnover Rate	58.09%	121.04%	36.78%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on February 27, 2007.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED MARCH 31, 2008

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 9.84	$ 9.87	$ 9.73	$ 9.94		$ 10.33	$ 10.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.43	0.45	0.39		0.38	0.35
Net realized and unrealized gains (losses)	(0.33)	(0.02)	0.15	(0.17)		(0.30)	0.24
Total from Investment Operations	(0.17)	0.41	0.60	0.22		0.08	0.59
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)	(0.44)	(0.46)	(0.41)		(0.40)	(0.40)
From net realized gains	–	–	–	(0.02)		(0.07)	(0.09)
Total Distributions Paid	(0.16)	(0.44)	(0.46)	(0.43)		(0.47)	(0.49)
Net Asset Value, End of Period	$9.51	$9.84	$9.87	$9.73		$9.94	$10.33
Total Return(2)	(1.73)%	4.25%	6.26%	2.17%		0.73%	5.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,113,013	$1,101,479	$1,067,525	$789,347		$759,861	$754,555
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90	%(4)	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%	0.99%	0.99%	0.99%		1.01%	1.04%
Net investment income, net of reimbursements and credits	3.31%	4.38%	4.52%	3.95%		3.71%	3.41%
Net investment income, before reimbursements and credits	3.22%	4.29%	4.43%	3.86%		3.60%	3.27%
Portfolio Turnover Rate	221.52%	774.54%	655.65%	416.25%		198.12%	257.28%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $40,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

GLOBAL FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005		YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$12.22	$10.65	$10.44	$11.33		$11.35		$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.36	0.29	0.19		0.26		0.33
Net realized and unrealized gains (losses)	(0.94)	1.54	0.39	(0.84)		0.28		0.98
Total from Investment Operations	(0.88)	1.90	0.68	(0.65)		0.54		1.31
LESS DISTRIBUTIONS PAID:
From net investment income (1)	–	(0.33)	(0.47)	(0.24)		(0.56)		(0.55)
Total Distributions Paid	–	(0.33)	(0.47)	(0.24)		(0.56)		(0.55)
Net Asset Value, End of Period	$11.34	$12.22	$10.65	$10.44		$11.33		$11.35
Total Return (2)	(7.28)%	18.17%	6.49%	(5.74)%		4.67%		12.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$88,016	$69,910	$29,515	$33,223		$42,250		$58,477
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	1.15%	1.15%	1.15%	1.15	%(4)	1.16	%(5)	1.15%
Expenses, before reimbursements and credits	1.38%	1.56%	1.61%	1.47%		1.47%		1.50%
Net investment income, net of reimbursements and credits	2.16%	2.48%	2.52%	2.29%		2.10%		1.98%
Net investment income, before reimbursements and credits	1.93%	2.07%	2.06%	1.97%		1.79%		1.63%
Portfolio Turnover Rate	39.11%	51.42%	47.00%	51.11%		31.88%		43.52%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $2,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	Expense ratio, net of waivers and reimbursements, for the year would have been 1.15 percent absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED MARCH 31, 2008

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005		YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$7.29	$8.24		$8.04	$8.12		$8.27		$7.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.58		0.59	0.56		0.58		0.66
Net realized and unrealized gains (losses)	(0.68)	(0.95)		0.20	(0.07)		(0.15)		0.74
Total from Investment Operations	(0.39)	(0.37)		0.79	0.49		0.43		1.40
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.29)	(0.58)		(0.59)	(0.57)		(0.58)		(0.69)
Total Distributions Paid	(0.29)	(0.58)		(0.59)	(0.57)		(0.58)		(0.69)
Net Asset Value, End of Period	$6.61	$7.29		$8.24	$8.04		$8.12		$8.27
Total Return(2)	(5.69)%	(4.64)%		10.16%	6.23%		5.33%		19.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,542,295	$1,722,857		$1,820,377	$1,400,747		$848,070		$781,622
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.90%	0.90	%(4)	0.90%	0.90	%(4)	0.90	%(4)	0.90%
Expenses, before reimbursements and credits	1.00%	1.01%		1.00%	1.03%		1.02%		1.04%
Net investment income, net of reimbursements and credits	7.82%	7.47%		7.26%	6.99%		7.02%		7.90%
Net investment income, before reimbursements and credits	7.72%	7.36%		7.16%	6.86%		6.90%		7.76%
Portfolio Turnover Rate	49.36%	68.47%		69.24%	69.82%		87.57%		152.16%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $94,000, $73,000 and $72,000, which represents 0.01 percent of average net assets for the fiscal years ended March 31, 2008, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.37		$9.99	$9.90	$10.06	$10.48	$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.35	0.41	0.30	0.21	0.18
Net realized and unrealized gains (losses)	(0.13)		0.38	0.09	(0.15)	(0.35)	0.07
Total from Investment Operations	(0.03)		0.73	0.50	0.15	(0.14)	0.25
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.35)	(0.41)	(0.31)	(0.22)	(0.20)
From net realized gains	–		–	–	–	(0.06)	(0.12)
Total Distributions Paid	(0.10)		(0.35)	(0.41)	(0.31)	(0.28)	(0.32)
Net Asset Value, End of Period	$10.24		$10.37	$9.99	$9.90	$10.06	$10.48
Total Return (1)	(0.32)%		7.49%	5.19%	1.49%	(1.28)%	2.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$518,344		$409,888	$127,452	$140,587	$158,201	$198,956
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.90	%(3)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%		1.02%	1.05%	1.03%	1.04%	1.06%
Net investment income, net of reimbursements and credits	1.87%		3.14%	4.14%	3.01%	2.09%	1.71%
Net investment income, before reimbursements and credits	1.78%		3.02%	3.99%	2.88%	1.95%	1.55%
Portfolio Turnover Rate	506.70%		1,939.44%	878.94%	370.67%	185.11%	253.35%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $18,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2008. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED MARCH 31, 2008

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$ 10.26	$ 9.81	$ 9.71	$ 9.91		$ 10.41	$ 10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.38	0.41	0.33		0.28	0.26
Net realized and unrealized gains (losses)	(0.24)	0.44	0.10	(0.19)		(0.43)	0.02
Total from Investment Operations	(0.06)	0.82	0.51	0.14		(0.15)	0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.37)	(0.41)	(0.34)		(0.29)	(0.29)
From net realized gains	–	–	–	–		(0.06)	(0.12)
Total Distributions Paid	(0.12)	(0.37)	(0.41)	(0.34)		(0.35)	(0.41)
Net Asset Value, End of Period	$10.08	$10.26	$9.81	$9.71		$9.91	$10.41
Total Return(1)	(0.58)%	8.61%	5.31%	1.37%		(1.39)%	2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$130,989	$127,215	$143,309	$157,863		$204,531	$283,548
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90	%(3)	0.90%	0.90%
Expenses, before reimbursements and credits	1.09%	1.07%	1.06%	1.05%		1.03%	1.05%
Net investment income, net of reimbursements and credits	2.34%	3.79%	4.13%	3.34%		2.78%	2.52%
Net investment income, before reimbursements and credits	2.15%	3.62%	3.97%	3.19%		2.65%	2.37%
Portfolio Turnover Rate	427.21%	1,788.89%	785.03%	386.93%		142.61%	221.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $16,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7%
Automotive – 0.2%
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	$100	$99
Daimler Chrysler Auto Trust, Series 2006-C, Class A3, 5.02%, 7/8/10	134	134
Daimler Chrysler Auto Trust, Series 2008-B, Class A3A, 4.71%, 9/10/12	400	392
Ford Credit Auto Owner Trust, Series 2008-A, Class A4, 4.37%, 10/15/12	350	337
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 6/16/14	350	329
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.46%, 4/16/12	150	145
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.28%, 10/15/12	250	244
		1,680
Commercial Mortgage Services – 4.1%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	190	183
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2, 4.65%, 9/11/36	1,000	932
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 7/10/42	400	394
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3, 4.56%, 11/10/41	750	712
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	500	445
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 1/15/49	330	277
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.16%, 12/10/17	500	439

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	$250	$236
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2, 4.74%, 3/13/40	375	351
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.47%, 6/11/41	500	472
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AJ, 5.46%, 12/11/40	750	602
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50	500	426
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/17	500	428
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, 5.84%, 9/11/17	250	193
Chase Funding Mortgage Loan Asset- Backed Certificates, Series 2003-6, Class 1A7, 4.28%, 9/25/33	232	202
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	500	438
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.23%, 7/15/44	500	459
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	500	429
Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2, 7.03%, 6/15/31	76	76
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4, 4.72%, 3/10/39	500	457

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A, 5.12%, 6/10/44	$1,000	$905
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.61%, 2/15/39	500	449
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2, 5.81%, 8/15/12	1,000	939
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.70%, 9/15/40	500	423
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2, 7.55%, 4/15/62	173	176
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	440	420
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	300	269
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 2/15/38	500	454
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	600	542
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ, 5.23%, 12/15/40	390	307
CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.48%, 4/15/47	500	416
CW Capital Cobalt Ltd., Series 2007-C3, Class AM, 5.82%, 5/15/46	750	585
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2, 7.76%, 6/10/33	300	307
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	500	496
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33	400	399

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	$500	$497
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35	396	401
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.65%, 4/10/40	605	584
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	500	471
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	300	294
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39	740	690
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3, 4.61%, 1/10/40	200	185
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.48%, 7/10/39	310	302
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39	500	445
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 8/10/45	1,000	854
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	37	36
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2, 4.99%, 1/12/37	500	470
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	335	329
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.34%, 12/15/44	500	453

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ, 5.49%, 12/12/43	$750	$539
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	430
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.72%, 11/15/17	500	418
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 2/12/51	500	423
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	416
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A4, 6.07%, 1/12/18	500	431
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27	500	504
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	493
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2, 5.53%, 3/15/32	500	485
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	800	700
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	500	434
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45	500	429
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	145	142
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	266	259

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2, 4.56%, 6/12/43	$280	$272
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 12/12/17	1,000	845
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	500	419
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.16%, 7/12/17	500	434
Morgan Stanley Capital I, Series 2004-HQ4, Class A7, 4.97%, 4/14/40	400	367
Morgan Stanley Capital I, Series 2004-IQ8, Class A3, 4.50%, 6/15/40	540	530
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.21%, 11/14/42	520	479
Morgan Stanley Capital I, Series 2006-HQ8, Class A2, 5.37%, 3/12/44	300	291
Morgan Stanley Capital I, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	594	533
Morgan Stanley Capital I, Series 2006-T23, Class A4, 5.98%, 8/12/41	1,000	905
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 10/12/17	300	256
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2, 4.74%, 11/13/36	205	191
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34	185	174
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4, 5.13%, 8/15/35	500	466
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4, 5.03%, 1/15/41	500	470

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Commercial Mortgage Services – 4.1% – continued
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	$800	$717
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, 5.08%, 3/15/42	500	451
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	407
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	438
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 7/15/17	500	420
		36,417
Credit Card – 0.3%
BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	167
Bank One Issuance Trust, Series 2004-A6, Class A6, 3.94%, 4/16/12	154	153
Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3, 4.05%, 3/15/13	200	197
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10, 5.15%, 6/16/14	300	296
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.85%, 11/15/13	275	268
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 1/15/13	100	99
Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 9/17/12	270	268
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	325	317
Chase Issuance Trust, Series 2008-A9, Class A9, 4.26%, 5/15/13	200	195
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	130	122

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.7% – continued
Credit Card – 0.3% – continued
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8, 4.90%, 12/12/16	$350	$325
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	200	198
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	156
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 5/10/13	100	100
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	100	87
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, 10/15/12	150	148
		3,096
Home Equity – 0.0%
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3, 4.78%, 2/25/36	150	136
Utilities – 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2 4.97%, 8/1/14	100	100
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 3/1/15	100	103
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3, 4.95%, 2/15/15	100	99
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 3/25/14	250	250
		552
Total Asset-Backed Securities
(Cost $45,816)		41,881

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	$250	$250
6.13%, 2/15/33	135	130
General Dynamics Corp.,
4.25%, 5/15/13	100	99
5.38%, 8/15/15	150	150
Lockheed Martin Corp.,
8.50%, 12/1/29	75	89
6.15%, 9/1/36	275	262
Northrop Grumman Corp.,
7.13%, 2/15/11	100	106
7.75%, 2/15/31	275	316
Raytheon Co.,
5.38%, 4/1/13	150	152
United Technologies Corp.,
6.35%, 3/1/11	50	53
6.10%, 5/15/12	300	310
4.88%, 5/1/15	150	148
5.38%, 12/15/17	90	87
6.05%, 6/1/36	100	93
6.13%, 7/15/38	125	121
		2,366
Agriculture – 0.1%
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	125	115
5.38%, 9/15/35	175	137
6.45%, 1/15/38	50	45
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	94
Philip Morris International, Inc.,
4.88%, 5/16/13	90	89
5.65%, 5/16/18	150	139
6.38%, 5/16/38	255	224
Reynolds American, Inc.,
7.63%, 6/1/16	150	149
		992
Apparel – 0.0%
VF Corp.,
6.45%, 11/1/37	30	25
Auto Manufacturers – 0.1%
DaimlerChrysler N.A. Holding Corp.,
7.75%, 1/18/11	75	78
6.50%, 11/15/13	850	829

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Auto Manufacturers – 0.1% – continued
8.50%, 1/18/31	$175	$176
		1,083
Auto Parts & Equipment – 0.0%
Johnson Controls, Inc.,
5.25%, 1/15/11	75	76
Banks – 1.4%
American Express Bank FSB,
5.50%, 4/16/13	350	320
Bank of America Corp.,
6.25%, 4/15/12	350	340
5.38%, 9/11/12	150	140
4.88%, 9/15/12	250	231
4.88%, 1/15/13	300	275
4.90%, 5/1/13	350	317
4.75%, 8/1/15	325	276
5.75%, 8/15/16	100	83
5.63%, 10/14/16	200	167
6.00%, 9/1/17	250	216
5.75%, 12/1/17	465	394
5.65%, 5/1/18	450	379
6.50%, 9/15/37	25	20
Bank of America N.A.,
5.30%, 3/15/17	825	685
Bank of New York (The) Co., Inc.,
5.13%, 11/1/11	50	49
6.38%, 4/1/12	100	101
5.50%, 12/1/17	100	88
Bank of New York Mellon Corp.,
4.95%, 11/1/12	250	238
4.50%, 4/1/13	100	94
BB&T Capital Trust II,
6.75%, 6/7/36	75	54
BB&T Corp.,
5.20%, 12/23/15	350	307
Fifth Third Bancorp,
6.25%, 5/1/13	100	85
5.45%, 1/15/17	75	54
8.25%, 3/1/38	125	95
Fifth Third Bank,
4.20%, 2/23/10	100	94
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	382
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	185

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Banks – 1.4% – continued
6 .00%, 10/1/17	$150	$138
KeyBank N.A., 5.80%, 7/1/14	250	182
5.45%, 3/3/16	100	66
M&I Marshall & Ilsley Bank, 4.85%, 6/16/15	130	98
M&T Bank Corp., 5.38%, 5/24/12	100	94
6.63%, 12/4/17	250	208
Mellon Funding Corp.,
5.00%, 12/1/14	100	86
National City Corp.,
4.90%, 1/15/15	200	82
PNC Bank N.A.,
4.88%, 9/21/17	100	84
RBS Capital Trust I,
4.71%, 12/29/49	50	41
Regions Financial Corp.,
7.38%, 12/10/37	75	49
SunTrust Bank,
6.38%, 4/1/11	175	170
7.25%, 3/15/18	125	111
Union Planters Corp.,
7.75%, 3/1/11	350	327
US Bank N.A.,
6.38%, 8/1/11	100	107
6.30%, 2/4/14	100	98
4.95%, 10/30/14	250	242
4.80%, 4/15/15	100	97
USB Capital IX,
6.19%, 4/15/49	100	49
Wachovia Bank N.A.,
5.85%, 2/1/37	250	111
6.60%, 1/15/38	300	178
Wachovia Capital Trust III,
5.80%, 3/15/65	150	63
Wachovia Corp.,
5.30%, 10/15/11	275	229
5.50%, 5/1/13	225	186
4.88%, 2/15/14	250	153
5.25%, 8/1/14	150	92
5.63%, 10/15/16	550	343
5.75%, 6/15/17	350	263
5.75%, 2/1/18	250	188

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Banks – 1.4% – continued
Wells Fargo & Co.,
5.13%, 9/1/12	$150	$144
4.38%, 1/31/13	655	602
4.95%, 10/16/13	500	466
4.63%, 4/15/14	325	295
5.00%, 11/15/14	100	91
5.13%, 9/15/16	475	410
5.63%, 12/11/17	195	179
5.38%, 2/7/35	125	92
Wells Fargo Bank,
6.45%, 2/1/11	250	254
Wells Fargo Capital X,
5.95%, 12/15/36	100	82
		12,419
Beverages – 0.2%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	161
5.50%, 1/15/18	175	150
5.95%, 1/15/33	100	77
6.45%, 9/1/37	50	41
Bottling Group LLC,
5.50%, 4/1/16	250	248
Coca-Cola Co.,
5.35%, 11/15/17	150	148
Coca-Cola Enterprises, Inc.,
7.13%, 8/1/17	50	54
8.50%, 2/1/22	150	173
6.95%, 11/15/26	200	205
6.75%, 9/15/28	50	50
Dr Pepper Snapple Group, Inc.,(1)
6.82%, 5/1/18	180	174
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	48
PepsiCo., Inc.,
5.15%, 5/15/12	75	77
4.65%, 2/15/13	140	142
5.00%, 6/1/18	150	145
		1,893
Biotechnology – 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	168
5.85%, 6/1/17	275	264
6.38%, 6/1/37	100	91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Biotechnology – 0.1% – continued
Genentech, Inc.,
4.75%, 7/15/15	$150	$139
		662
Building Materials – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	86
Martin Marietta Materials , Inc.
6.60%, 4/15/18	100	93
Masco Corp.,
5.88%, 7/15/12	100	95
		274
Chemicals – 0.2%
Dow Chemical (The) Co.,
6.13%, 2/1/11	175	179
6.00%, 10/1/12	50	50
5.70%, 5/15/18	100	92
7.38%, 11/1/29	100	97
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	49
5.25%, 12/15/16	400	376
6.00%, 7/15/18	225	220
Monsanto Co.,
5.13%, 4/15/18	240	228
5.50%, 8/15/25	50	44
PPG Industries, Inc.,
6.65%, 3/15/18	220	217
Praxair, Inc.,
3.95%, 6/1/13	275	262
Rohm & Haas Co.,
6.00%, 9/15/17	250	232
7.85%, 7/15/29	50	48
		2,094
Commercial Services – 0.0%
McKesson Corp.,
5.70%, 3/1/17	50	47
RR Donnelley & Sons Co.,
5.50%, 5/15/15	225	193
Western Union (The) Co.,
5.93%, 10/1/16	75	68
6.20%, 11/17/36	50	44
		352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Computers – 0.2%
Computer Sciences Corp., (1)
5.50%, 3/15/13	$100	$97
Dell, Inc.,(1)
5.65%, 4/15/18	75	69
6.50%, 4/15/38	50	44
Hewlett-Packard Co.,
6.50%, 7/1/12	75	79
4.50%, 3/1/13	300	288
IBM Corp.,
4.75%, 11/29/12	75	75
5.70%, 9/14/17	700	678
8.38%, 11/1/19	50	58
6.50%, 1/15/28	100	100
		1,488
Cosmetics/Personal Care – 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	166
Procter & Gamble Co.,
4.85%, 12/15/15	308	309
5.80%, 8/15/34	100	98
5.55%, 3/5/37	50	46
		619
Diversified Financial Services – 3.7%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	160
American Express Co.,
5.25%, 9/12/11	150	140
4.88%, 7/15/13	325	290
6.15%, 8/28/17	350	298
7.00%, 3/19/18	50	44
8.15%, 3/19/38	50	45
American Express Credit Corp.,
5.88%, 5/2/13	100	92
American General Finance Corp.,
4.00%, 3/15/11	150	59
5.38%, 10/1/12	425	232
5.75%, 9/15/16	75	34
6.90%, 12/15/17	300	139
Ameriprise Financial, Inc.,
5.35%, 11/15/10	100	98
Bear Stearns (The) Cos., Inc.,
4.50%, 10/28/10	100	97
5.35%, 2/1/12	200	190

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Diversified Financial Services – 3.7% – continued
6.95%, 8/10/12	$200	$202
5.30%, 10/30/15	300	266
5.55%, 1/22/17	50	43
6.40%, 10/2/17	150	140
7.25%, 2/1/18	235	226
Boeing Capital Corp.,
6.50%, 2/15/12	150	159
Capital One Bank,
5.75%, 9/15/10	250	230
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	250	234
4.75%, 2/17/15	275	250
5.85%, 9/1/17	100	94
5.45%, 4/15/18	50	45
CIT Group, Inc.,
5.60%, 4/27/11	325	209
5.65%, 2/13/17	100	49
Citigroup, Inc.,
6.50%, 1/18/11	600	582
6.00%, 2/21/12	550	508
5.25%, 2/27/12	600	543
5.50%, 4/11/13	850	742
6.50%, 8/19/13	100	89
5.13%, 5/5/14	200	164
5.00%, 9/15/14	850	652
5.30%, 1/7/16	200	161
5.50%, 2/15/17	225	173
6.00%, 8/15/17	100	85
6.13%, 11/21/17	275	233
6.13%, 5/15/18	350	290
6.63%, 6/15/32	100	72
6.00%, 10/31/33	100	67
6.88%, 3/5/38	150	123
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	125	108
Credit Suisse First Boston USA, Inc.,
4.13%, 1/15/10	100	97
4.88%, 1/15/15	150	134
7.13%, 7/15/32	50	46
Credit Suisse USA, Inc.,
6.13%, 11/15/11	325	320
6.50%, 1/15/12	800	789
5.50%, 8/15/13	200	186
5.38%, 3/2/16	75	67

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Diversified Financial Services – 3.7% – continued
General Electric Capital Corp.,
4.88%, 10/21/10	$200	$194
6.13%, 2/22/11	150	149
5.88%, 2/15/12	100	97
6.00%, 6/15/12	900	869
5.45%, 1/15/13	1,725	1,612
4.88%, 3/4/15	350	316
5.00%, 1/8/16	100	85
5.63%, 9/15/17	1,175	1,008
5.63%, 5/1/18	575	486
6.75%, 3/15/32	150	125
6.15%, 8/7/37	150	115
5.88%, 1/14/38	600	442
Goldman Sachs Capital II,
5.79%, 12/29/49	100	44
Goldman Sachs Group (The), Inc.,
7.80%, 1/28/10	250	240
6.88%, 1/15/11	300	287
6.60%, 1/15/12	100	93
5.70%, 9/1/12	400	345
5.45%, 11/1/12	500	424
4.75%, 7/15/13	350	302
5.35%, 1/15/16	450	364
5.75%, 10/1/16	250	203
5.63%, 1/15/17	300	213
6.25%, 9/1/17	300	251
5.95%, 1/18/18	385	318
6.15%, 4/1/18	490	407
5.95%, 1/15/27	150	92
6.75%, 10/1/37	590	394
Household Finance Corp.,
8.00%, 7/15/10	75	77
6.38%, 10/15/11	550	544
4.75%, 7/15/13	575	517
HSBC Finance Corp.,
6.75%, 5/15/11	225	226
7.00%, 5/15/12	375	364
5.50%, 1/19/16	200	180
IBM International Group Capital LLC,
5.05%, 10/22/12	100	101
International Lease Finance Corp.,
5.45%, 3/24/11	275	206
5.88%, 5/1/13	100	63
6.63%, 11/15/13	75	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Diversified Financial Services – 3.7% – continued
5.65%, 6/1/14	$450	$265
John Deere Capital Corp.,
7.00%, 3/15/12	100	105
4.95%, 12/17/12	150	146
5.75%, 9/10/18	200	186
JP Morgan Chase Capital XV,
5.88%, 3/15/35	450	312
JPMorgan Chase & Co.,
6.75%, 2/1/11	450	452
6.63%, 3/15/12	275	270
5.75%, 1/2/13	325	311
4.75%, 5/1/13	150	140
5.13%, 9/15/14	775	691
5.25%, 5/1/15	350	322
5.15%, 10/1/15	150	135
6.13%, 6/27/17	100	91
6.00%, 1/15/18	585	533
6.40%, 5/15/38	300	259
Lehman Brothers Holdings Capital Trust VII,
5.86%, 11/29/49	50	–
Merrill Lynch & Co., Inc.,
4.79%, 8/4/10	100	95
6.05%, 8/15/12	400	375
5.45%, 2/5/13	425	383
6.15%, 4/25/13	605	559
5.45%, 7/15/14	200	173
6.05%, 5/16/16	400	326
5.70%, 5/2/17	150	123
6.40%, 8/28/17	200	173
6.88%, 4/25/18	255	226
6.11%, 1/29/37	150	104
7.75%, 5/14/38	175	147
Morgan Stanley,
6.75%, 4/15/11	200	148
5.63%, 1/9/12	250	174
6.60%, 4/1/12	225	163
4.75%, 4/1/14	1,300	689
6.00%, 4/28/15	275	173
5.38%, 10/15/15	200	124
5.45%, 1/9/17	100	62
6.25%, 8/28/17	350	217
5.95%, 12/28/17	175	110
6.63%, 4/1/18	650	430

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Diversified Financial Services – 3.7% – continued
6.25%, 8/9/26	$100	$61
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	286
5.50%, 7/1/13	100	99
5.45%, 2/1/18	300	278
8.00%, 3/1/32	50	53
SLM Corp.,
5.00%, 10/1/13	150	93
Textron Financial Corp.,
5.40%, 4/28/13	150	151
Unilever Capital Corp.,
7.13%, 11/1/10	100	107
5.90%, 11/15/32	125	119
		32,534
Electric – 1.3%
Alabama Power Co.,
4.85%, 12/15/12	25	25
American Electric Power Co, Inc.,
5.25%, 6/1/15	300	275
Appalachian Power Co.,
7.00%, 4/1/38	75	70
Arizona Public Service Co.,
6.38%, 10/15/11	150	150
Carolina Power & Light Co.,
5.13%, 9/15/13	450	449
CenterPoint Energy Houston Electric LLC.,
5.70%, 3/15/13	150	146
Centerpoint Energy, Inc.,
6.50%, 5/1/18	40	34
Commonwealth Edison Co.,
6.15%, 9/15/17	25	24
5.80%, 3/15/18	100	92
6.45%, 1/15/38	200	175
Consolidated Edison Co. of New York,
7.50%, 9/1/10	100	105
4.88%, 2/1/13	250	244
6.20%, 6/15/36	200	177
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	86
7.60%, 4/1/32	100	91
Consumers Energy, Co.
6.13%, 3/15/19	200	188

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Electric – 1.3% – continued
Detroit Edison (The) Co.,
5.60%, 6/15/18	$125	$116
5.70%, 10/1/37	50	41
Dominion Resources, Inc. of Virginia,
6.25%, 6/30/12	200	202
5.15%, 7/15/15	50	46
6.00%, 11/30/17	100	95
6.40%, 6/15/18	20	19
5.95%, 6/15/35	200	165
7.00%, 6/15/38	20	19
DTE Energy Co.,
7.05%, 6/1/11	100	102
6.38%, 4/15/33	50	42
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	189
5.10%, 4/15/18	65	60
6.00%, 1/15/38	35	31
6.05%, 4/15/38	25	23
Duke Energy Corp.,
5.30%, 10/1/15	100	96
6.25%, 6/15/18	100	95
6.45%, 10/15/32	106	100
Entergy Louisiana LLC,
6.50%, 9/1/18	100	96
Exelon Corp.,
6.75%, 5/1/11	300	302
5.63%, 6/15/35	75	58
FirstEnergy Corp.,
6.45%, 11/15/11	375	377
Florida Power & Light Co.,
5.55%, 11/1/17	25	25
5.65%, 2/1/37	350	312
5.95%, 2/1/38	50	46
Florida Power Corp.,
5.80%, 9/15/17	50	49
5.65%, 6/15/18	25	24
6.35%, 9/15/37	50	47
6.40%, 6/15/38	185	175
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	75
6.65%, 6/15/67	25	20
Midamerican Energy Co.,
5.30%, 3/15/18	300	272

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Electric – 1.3% – continued
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	$175	$173
6.13%, 4/1/36	150	126
6.50%, 9/15/37	100	88
Midamerican Funding LLC,
6.93%, 3/1/29	50	53
Nevada Power Co.,
6.65%, 4/1/36	100	89
Nisource Finance Corp.,
6.15%, 3/1/13	35	34
5.25%, 9/15/17	200	166
5.45%, 9/15/20	200	159
Ohio Power Co.,
5.50%, 2/15/13	50	48
Oncor Electric Delivery Co.,
6.80%, 9/1/18 (1)	100	89
7.25%, 1/15/33	150	123
7.50%, 9/1/38 (1)	45	38
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	212
5.63%, 11/30/17	60	57
6.05%, 3/1/34	300	265
Pacificorp,
6.25%, 10/15/37	275	250
Peco Energy Co.,
5.35%, 3/1/18	25	23
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	276
Pepco Holdings, Inc.,
6.45%, 8/15/12	150	149
PPL Energy Supply LLC,
5.40%, 8/15/14	100	92
6.50%, 5/1/18	100	91
6.00%, 12/15/36	100	75
PSEG Power LLC,
5.50%, 12/1/15	175	158
PSI Energy, Inc.,
5.00%, 9/15/13	100	95
Public Service Co. of Colorado,
4.88%, 3/1/13	325	321
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	100
5.30%, 5/1/18	125	117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Electric – 1.3% – continued
Puget Sound Energy, Inc.,
5.48%, 6/1/35	$25	$18
6.27%, 3/15/37	75	61
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	46
Sierra Pacific Power Co.,
5.45%, 9/1/13	75	73
South Carolina Electric & Gas Co.,
6.05%, 1/15/38	65	57
Southern California Edison Co.,
5.00%, 1/15/14	150	147
5.50%, 8/15/18	100	95
6.65%, 4/1/29	100	94
6.00%, 1/15/34	100	93
5.55%, 1/15/37	25	22
5.95%, 2/1/38	50	45
Southern Power Co.,
6.25%, 7/15/12	250	254
4.88%, 7/15/15	150	136
Southwestern Electric Power Co.,
5.88%, 3/1/18	100	91
Southwestern Public Service Co.,
6.00%, 10/1/36	100	87
Union Electric Co.,
6.40%, 6/15/17	100	95
Virginia Electric and Power Co.,
5.40%, 4/30/18	325	297
6.00%, 1/15/36	50	43
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	122
Xcel Energy, Inc.,
6.50%, 7/1/36	100	90
		11,083
Electrical Components & Equipment – 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	97
5.38%, 10/15/17	100	97
5.25%, 10/15/18	75	71
6.00%, 8/15/32	25	23
		288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Environmental Control – 0.0%
Waste Management, Inc.,
5.00%, 3/15/14	$100	$91
6.10%, 3/15/18	50	47
WMX Technologies,
7.10%, 8/1/26	125	118
		256
Food – 0.4%
Campbell Soup Co.,
6.75%, 2/15/11	100	106
5.00%, 12/3/12	150	152
ConAgra Foods, Inc.,
6.75%, 9/15/11	200	207
7.00%, 10/1/28	100	97
General Mills, Inc.,
6.00%, 2/15/12	100	102
5.65%, 9/10/12	100	101
5.20%, 3/17/15	150	144
Heinz (H.J.) Co.,
5.35%, 7/15/13	100	98
HJ Heinz Finance Co.,
6.63%, 7/15/11	100	105
6.75%, 3/15/32	50	46
Kellogg Co.,
6.60%, 4/1/11	150	156
5.13%, 12/3/12	100	100
7.45%, 4/1/31	100	110
Kraft Foods, Inc.,
6.25%, 6/1/12	275	276
6.50%, 8/11/17	150	144
6.13%, 2/1/18	365	342
6.13%, 8/23/18	50	47
6.50%, 11/1/31	50	43
7.00%, 8/11/37	100	94
6.88%, 2/1/38	50	46
6.88%, 1/26/39	100	91
Kroger Co.,
6.75%, 4/15/12	125	128
5.50%, 2/1/13	175	170
6.15%, 1/15/20	25	23
7.50%, 4/1/31	100	99
6.90%, 4/15/38	100	93
Safeway, Inc.,
5.80%, 8/15/12	225	228

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Food – 0.4% – continued
6.35%, 8/15/17	$125	$121
Sara Lee Corp.,
3.88%, 6/15/13	200	186
WM Wrigley Jr. Co.,
4.65%, 7/15/15	150	125
		3,780
Forest Products & Paper – 0.1%
International Paper Co.,
5.30%, 4/1/15	100	87
7.95%, 6/15/18	325	319
Weyerhaeuser Co.,
6.75%, 3/15/12	100	99
7.50%, 3/1/13	125	123
7.38%, 3/15/32	100	88
		716
Gas – 0.1%
KeySpan Corp.,
5.80%, 4/1/35	175	132
Sempra Energy,
6.15%, 6/15/18	150	138
Southern California Gas Co.,
5.75%, 11/15/35	150	133
Southern Union Co.,
8.25%, 11/15/29	25	23
		426
Healthcare – Products – 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	96
5.38%, 6/1/18	225	215
6.25%, 12/1/37	30	28
Johnson & Johnson,
5.55%, 8/15/17	250	254
5.15%, 7/15/18	200	197
6.95%, 9/1/29	50	56
5.95%, 8/15/37	100	99
		945
Healthcare – Services – 0.2%
Aetna, Inc.,
5.75%, 6/15/11	225	229
6.75%, 12/15/37	150	137
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Healthcare – Services – 0.2% – continued
UnitedHealth Group, Inc.,
5.00%, 8/15/14	$100	$91
5.38%, 3/15/16	400	355
6.00%, 11/15/17	50	46
6.63%, 11/15/37	50	42
WellPoint Health Networks,
6.38%, 1/15/12	100	102
WellPoint, Inc.,
5.25%, 1/15/16	150	138
5.88%, 6/15/17	350	324
		1,561
Holding Companies – Diversified – 0.0%
Capmark Financial Group, Inc.,
6.30%, 5/10/17	25	10
Home Furnishings – 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	100	98
Household Products/Wares – 0.1%
Clorox Co.,
5.00%, 3/1/13	150	146
5.00%, 1/15/15	75	70
5.95%, 10/15/17	25	24
Fortune Brands, Inc.,
5.38%, 1/15/16	225	204
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	100
6.13%, 8/1/17	50	50
6.25%, 7/15/18	150	151
6.63%, 8/1/37	50	50
		795
Insurance – 0.6%
Ace INA Holdings, Inc.,
6.70%, 5/15/36	50	44
Allstate Corp.,
5.55%, 5/9/35	50	39
6.13%, 5/15/37	100	73
6.50%, 5/15/57	225	141
American International Group, Inc.,
4.95%, 3/20/12	375	231
5.05%, 10/1/15	100	54
5.85%, 1/16/18	225	113
8.25%, 8/15/18 (1)	150	87
6.25%, 5/1/36	100	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Insurance – 0.6% – continued
8.18%, 5/15/58 (1)	$250	$40
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	575	560
5.40%, 5/15/18 (1)	100	97
Chubb Corp.,
6.00%, 11/15/11	200	203
5.75%, 5/15/18	25	23
6.00%, 5/11/37	50	42
6.50%, 5/15/38	85	77
General Electric Global Insurance Holdings Corp.,
6.45%, 3/1/19	175	162
Genworth Financial, Inc.,
5.75%, 6/15/14	175	155
6.52%, 5/22/18	50	41
6.15%, 11/15/66	200	88
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	69
5.38%, 3/15/17	150	129
5.95%, 10/15/36	75	58
Lincoln National Corp.,
6.30%, 10/9/37	100	84
6.05%, 4/20/67	175	115
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	70	66
Metlife, Inc.,
6.13%, 12/1/11	200	202
5.00%, 6/15/15	175	160
6.40%, 12/15/36	150	94
Principal Life Income Funding Trusts,
5.10%, 4/15/14	231	224
Progressive (The) Corp.,
6.38%, 1/15/12	350	362
Prudential Financial, Inc.,
4.50%, 7/15/13	125	113
5.10%, 9/20/14	40	36
6.00%, 12/1/17	275	245
5.75%, 7/15/33	50	39
6.63%, 12/1/37	200	168
St. Paul Travelers Cos., Inc. (The),
5.50%, 12/1/15	150	141
Travelers Cos. (The) Inc.,
5.80%, 5/15/18	75	69
6.25%, 6/15/37	125	108

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Insurance – 0.6% – continued
Travelers Property Casualty Corp.,
5.00%, 3/15/13	$100	$96
		4,894
Iron/Steel – 0.0%
United States Steel Corp.,
6.05%, 6/1/17	25	22
7.00%, 2/1/18	20	18
6.65%, 6/1/37	25	18
		58
Lodging – 0.0%
Marriott International Inc.,
5.63%, 2/15/13	200	189
Machinery – Construction & Mining – 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	49
7.30%, 5/1/31	25	27
6.05%, 8/15/36	50	45
		121
Machinery – Diversified – 0.0%
Deere & Co.,
6.95%, 4/25/14	175	183
8.10%, 5/15/30	50	55
		238
Media – 0.8%
AT&T Broadband,
8.38%, 3/15/13	100	105
Comcast Cable Communications,
6.75%, 1/30/11	75	76
Comcast Corp.,
5.30%, 1/15/14	150	137
5.85%, 11/15/15	450	415
6.50%, 1/15/17	1,000	940
5.70%, 5/15/18	200	175
6.95%, 8/15/37	200	171
6.40%, 5/15/38	200	160
COX Communications, Inc.,
7.13%, 10/1/12	200	204
4.63%, 6/1/13	100	92
Disney (The Walt) Co.,
6.38%, 3/1/12	150	158
5.88%, 12/15/17	300	297
McGraw-Hill Cos (The) Inc.,
5.90%, 11/15/17	75	74

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Media – 0.8% – continued
News America, Inc.,
5.30%, 12/15/14	$350	$333
6.40%, 12/15/35	125	105
6.65%, 11/15/37	300	252
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	218
5.85%, 5/1/17	525	463
7.30%, 7/1/38	350	311
Time Warner Entertainment Co.,
8.38%, 3/15/23	75	74
Time Warner, Inc.,
6.88%, 5/1/12	450	446
5.88%, 11/15/16	850	747
Viacom, Inc.,
5.63%, 8/15/12	350	329
6.25%, 4/30/16	400	360
		6,642
Mining – 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	151
5.55%, 2/1/17	275	246
6.75%, 7/15/18	80	77
5.90%, 2/1/27	75	60
5.95%, 2/1/37	100	79
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	450	443
Southern Copper Corp.,
7.50%, 7/27/35	100	92
		1,148
Miscellaneous Manufacturing – 0.2%
3M Co.,
5.70%, 3/15/37	125	125
Danaher Corp.,
5.63%, 1/15/18	50	50
General Electric Co.,
5.00%, 2/1/13	650	599
5.25%, 12/6/17	250	219
Honeywell International, Inc.,
6.13%, 11/1/11	50	53
5.30%, 3/15/17	200	190
5.30%, 3/1/18	40	38
5.70%, 3/15/36	50	43
5.70%, 3/15/37	125	108

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Miscellaneous Manufacturing – 0.2% – continued
Textron, Inc.,
6.50%, 6/1/12	$100	$104
5.60%, 12/1/17	125	115
		1,644
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	100
Xerox Corp.,
5.50%, 5/15/12	375	358
6.75%, 2/1/17	100	94
		552
Oil & Gas – 0.4%
Amerada Hess Corp.,
7.13%, 3/15/33	75	66
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	414
Apache Corp.,
5.63%, 1/15/17	250	235
Conoco, Inc.,
6.95%, 4/15/29	150	151
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	328
Devon Financing Corp. ULC,
6.88%, 9/30/11	250	261
7.88%, 9/30/31	125	127
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	203
Marathon Oil Corp.,
6.00%, 10/1/17	150	135
6.60%, 10/1/37	75	63
Pemex Project Funding Master Trust,
9.13%, 10/13/10	250	267
5.75%, 3/1/18 (1)	100	95
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	100	101
Valero Energy Corp.,
7.50%, 4/15/32	50	47
6.63%, 6/15/37	175	151
XTO Energy, Inc.,
6.25%, 4/15/13	100	100
4.63%, 6/15/13	75	70
5.65%, 4/1/16	100	93
6.25%, 8/1/17	325	307

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Oil & Gas – 0.4% – continued
6.38%, 6/15/38	$50	$41
		3,255
Oil & Gas Services – 0.0%
Halliburton Co.,
5.90%, 9/15/18	50	49
6.70%, 9/15/38	75	72
		121
Pharmaceuticals – 0.5%
Abbott Laboratories,
5.60%, 5/15/11	200	207
5.15%, 11/30/12	200	202
5.88%, 5/15/16	75	75
5.60%, 11/30/17	150	145
6.15%, 11/30/37	50	47
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	199
5.45%, 5/1/18	40	38
5.88%, 11/15/36	50	44
6.13%, 5/1/38	100	91
Cardinal Health, Inc.,
5.80%, 10/15/16	100	93
6.00%, 6/15/17	200	187
Eli Lilly & Co.,
5.20%, 3/15/17	375	364
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	95
5.65%, 5/15/18	450	427
5.38%, 4/15/34	150	123
6.38%, 5/15/38	280	263
Medco Health Solutions, Inc.,
7.13%, 3/15/18	100	101
Merck & Co., Inc.,
4.75%, 3/1/15	225	221
5.75%, 11/15/36	50	46
Pfizer, Inc.,
4.50%, 2/15/14	150	151
Pharmacia Corp.,
6.60%, 12/1/28	25	26
Schering-Plough Corp.,
5.55%, 12/1/13	100	97
6.00%, 9/15/17	250	235
Teva Pharmaceutical Finance LLC,
5.55%, 2/1/16	100	93

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Pharmaceuticals – 0.5% – continued
Wyeth,
5.50%, 2/1/14	$175	$174
5.50%, 2/15/16	425	415
5.95%, 4/1/37	175	158
		4,317
Pipelines – 0.4%
Buckeye Partners LP,
6.05%, 1/15/18	85	81
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	154
6.00%, 5/15/18	85	74
6.63%, 11/1/37	50	41
Duke Capital Corp., Senior Notes,
6.25%, 2/15/13	150	149
El Paso Natural Gas Co.,
5.95%, 4/15/17	200	177
8.38%, 6/15/32	50	52
Energy Transfer Partners LP,
6.13%, 2/15/17	200	183
7.50%, 4/15/38	50	46
7.50%, 7/1/38	50	47
Enterprise Products Operating LLC,
5.65%, 4/1/13	150	146
6.30%, 9/15/17	135	126
Enterprise Products Operating LP,
5.60%, 10/15/14	250	236
6.88%, 3/1/33	50	44
Kinder Morgan Energy Partners LP,
5.13%, 11/15/14	250	228
5.95%, 2/15/18	495	441
ONEOK Partners LP,
6.15%, 10/1/16	200	189
ONEOK, Inc.,
5.20%, 6/15/15	200	172
Panhandle Eastern Pipeline Co.,
6.20%, 11/1/17	100	90
Plains All American Pipeline LP/PAA Finance Corp.,
6.13%, 1/15/17	200	182
6.50%, 5/1/18 (1)	50	45
Spectra Energy Capital LLC,
5.90%, 9/15/13	125	122
6.20%, 4/15/18	100	92

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Pipelines – 0.4% – continued
Tennessee Gas Pipeline Co,
7.00%, 10/15/28	$50	$43
TEPPCO Partners LP,
7.55%, 4/15/38	50	44
Transcontinental Gas Pipe Line Corp.,
7.00%, 8/15/11	200	205
Williams Cos, Inc.,
8.75%, 3/15/32	125	128
		3,537
Real Estate – 0.0%
ERP Operating LP,
6.95%, 3/2/11	175	177
6.63%, 3/15/12	100	99
Regency Centers LP,
5.88%, 6/15/17	25	22
		298
Real Estate Investment Trusts – 0.1%
Boston Properties, Inc.,
6.25%, 1/15/13	100	99
Brandywine Operating Partnership LP,
5.70%, 5/1/17	150	118
Health Care Property Investors, Inc.,
6.00%, 1/30/17	150	120
Hospitality Properties Trust,
6.70%, 1/15/18	75	59
HRPT Properties Trust,
6.25%, 6/15/17	75	63
6.65%, 1/15/18	50	43
iStar Financial, Inc.,
5.15%, 3/1/12	120	60
Liberty Property LP,
6.63%, 10/1/17	50	45
Simon Property Group LP,
6.35%, 8/28/12	75	74
5.10%, 6/15/15	250	221
5.25%, 12/1/16	200	170
		1,072
Retail – 0.7%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	248
CVS Caremark Corp.,
5.75%, 8/15/11	100	101
5.75%, 6/1/17	400	374

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Retail – 0.7% – continued
6.25%, 6/1/27	$50	$45
Home Depot, Inc.,
5.25%, 12/16/13	75	69
5.40%, 3/1/16	700	595
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	50	38
Kohl’s Corp.,
6.88%, 12/15/37	150	129
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	313
Macy’s Retail Holdings, Inc.,
5.35%, 3/15/12	75	69
5.88%, 1/15/13	300	272
5.75%, 7/15/14	150	130
McDonald’s Corp.,
4.30%, 3/1/13	175	173
5.80%, 10/15/17	250	249
6.30%, 10/15/37	75	73
Nordstrom, Inc.,
6.25%, 1/15/18	25	23
7.00%, 1/15/38	50	44
Target Corp.,
5.88%, 3/1/12	300	305
5.38%, 5/1/17	225	206
6.50%, 10/15/37	125	115
7.00%, 1/15/38	275	259
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	368
4.55%, 5/1/13	950	948
7.25%, 6/1/13	175	194
5.88%, 4/5/27	250	233
5.25%, 9/1/35	175	140
6.20%, 4/15/38	75	68
Yum! Brands, Inc.,
6.25%, 4/15/16	150	145
6.88%, 11/15/37	50	47
		5,973
Savings & Loans – 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	57
Software – 0.1%
Fiserv, Inc.,
6.13%, 11/20/12	250	242

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Software – 0.1% – continued
Oracle Corp.,
4.95%, 4/15/13	$400	$399
5.25%, 1/15/16	125	118
6.50%, 4/15/38	350	318
		1,077
Telecommunications – 0.8%
AT&T Corp.,
8.00%, 11/15/31	165	167
AT&T Wireless Services, Inc.,
7.88%, 3/1/11	100	105
8.13%, 5/1/12	150	160
AT&T, Inc.,
5.60%, 5/15/18	175	157
6.80%, 5/15/36	50	44
6.30%, 1/15/38	175	145
6.40%, 5/15/38	425	357
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,032
5.20%, 12/15/16	1,300	1,163
Bellsouth Telecommunications, Inc.,
6.38%, 6/1/28	75	64
Cisco Systems, Inc.,
5.50%, 2/22/16	475	456
Embarq Corp.,
7.08%, 6/1/16	350	284
Motorola, Inc.,
7.63%, 11/15/10	100	101
SBC Communications, Inc.,
5.88%, 2/1/12	100	100
5.10%, 9/15/14	500	468
6.15%, 9/15/34	125	104
U.S. West Communications,
6.88%, 9/15/33	125	84
Verizon Communications, Inc.,
5.55%, 2/15/16	300	276
5.50%, 2/15/18	535	473
6.10%, 4/15/18	175	162
6.90%, 4/15/38	150	133
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	203
7.75%, 12/1/30	500	472
Verizon New York, Inc.,
7.38%, 4/1/32	150	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 13.7% – continued
Telecommunications – 0.8% – continued
Verizon Virginia, Inc.,
4.63%, 3/15/13	$450	$414
		7,255
Textiles – 0.0%
Mohawk Industries, Inc.,
6.13%, 1/15/16	100	90
Transportation – 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	104
6.15%, 5/1/37	100	91
CSX Corp.,
5.50%, 8/1/13	200	190
6.00%, 10/1/36	100	76
6.15%, 5/1/37	150	116
Federal Express Corp.,
9.65%, 6/15/12	75	85
Norfolk Southern Corp.,
6.75%, 2/15/11	100	104
5.26%, 9/17/14	200	200
Union Pacific Corp.,
6.50%, 4/15/12	100	101
7.00%, 2/1/16	100	105
5.75%, 11/15/17	125	116
United Parcel Service, Inc.,
5.50%, 1/15/18	275	272
8.38%, 4/1/20	50	62
		1,622
Water – 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	67
Total Corporate Bonds
(Cost $136,127)		121,062

FOREIGN ISSUER BONDS – 5.5%
Banks – 1.3%
Abbey National PLC,
7.95%, 10/26/29	200	193
Barclays Bank PLC,
7.40%, 12/15/09	45	46
5.45%, 9/12/12	300	299
Credit Suisse New York,
5.00%, 5/15/13	250	232
6.00%, 2/15/18	90	78

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Banks – 1.3% – continued
Deutsche Bank A.G. London,
4.88%, 5/20/13	$200	$191
6.00%, 9/1/17	775	732
HSBC Holdings PLC,
5.25%, 12/12/12	700	666
6.80%, 6/1/38	150	127
Korea Development Bank,
5.30%, 1/17/13	205	203
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	362
4.75%, 5/15/12	1,000	1,039
3.25%, 3/15/13	1,200	1,180
3.50%, 5/16/13	225	225
4.00%, 10/15/13	600	605
4.13%, 10/15/14	500	503
4.88%, 1/17/17	200	208
4.38%, 3/15/18	375	374
0.00%, 6/29/37	500	121
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	186
3.25%, 3/15/13	250	245
5.13%, 2/1/17	600	630
Oesterreichische Kontrollbank A.G.,
3.13%, 10/14/11	100	98
4.75%, 10/16/12	350	364
3.63%, 6/17/13	170	168
4.50%, 3/9/15	250	259
5.00%, 4/25/17	100	105
Royal Bank of Canada,
5.65%, 7/20/11	250	257
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	98
5.00%, 11/12/13	275	270
5.00%, 10/1/14	400	393
7.64%, 3/31/49	100	74
UBS A.G./Stamford Branch,
5.88%, 7/15/16	300	270
5.88%, 12/20/17	540	479
5.75%, 4/25/18	125	109
		11,389
Beverages – 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	25
5.50%, 9/30/16	150	144

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Beverages – 0.1% – continued
5.75%, 10/23/17	$400	$384
Diageo Finance BV,
5.50%, 4/1/13	100	101
		654
Building Materials – 0.0%
Lafarge S.A.,
6.50%, 7/15/16	50	45
Chemicals – 0.0%
Potash Corp. of Saskatchewan,
5.88%, 12/1/36	50	40
Diversified Financial Services – 0.2%
ConocoPhillips Canada Funding Co.,
5.63%, 10/15/16	450	437
Credit Suisse Guernsey Ltd.,
5.86%, 5/29/49	150	114
Eksportfinans A/S,
5.00%, 2/14/12	50	51
5.50%, 5/25/16	100	105
5.50%, 6/26/17	200	210
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	500	378
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	210
		1,505
Electric – 0.1%
Hydro-Quebec,
6.30%, 5/11/11	350	376
8.00%, 2/1/13	150	174
Ontario Hydro,
7.45%, 3/31/13	50	57
Scottish Power PLC,
5.38%, 3/15/15	100	96
		703
Electronics – 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	195
6.88%, 3/11/38	75	74
		269
Healthcare – Products – 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	296
6.55%, 10/15/37	25	24
		320

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Holding Companies – Diversified – 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	$100	$95
Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	73
ING Groep N.V.,
5.78%, 12/29/49	75	60
XL Capital Ltd.,
6.50%, 3/1/49	50	29
		162
Iron/Steel – 0.0%
ArcelorMittal, (1)
6.13%, 6/1/18	300	266
Media – 0.1%
Thomson Reuters Corp.,
5.95%, 7/15/13	375	375
Mining – 0.2%
Alcan, Inc.,
4.50%, 5/15/13	100	93
5.20%, 1/15/14	100	97
6.13%, 12/15/33	100	83
Barrick North America Finance LLC,
6.80%, 9/15/18	175	166
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	288
5.25%, 12/15/15	100	94
5.40%, 3/29/17	100	92
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	525	497
Vale Overseas Ltd.,
6.25%, 1/23/17	325	304
6.88%, 11/21/36	125	111
		1,825
Miscellaneous Manufacturing – 0.0%
Ingersoll-Rand Global Holding Co., Ltd.,
6.00%, 8/15/13	200	200
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	48
7.13%, 10/1/37	50	47
		295
Multi-National – 0.9%
Asian Development Bank/Pasig,
4.13%, 9/15/10	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Multi-National – 0.9% – continued
5.50%, 6/27/16	$100	$108
5.59%, 7/16/18	50	54
Corp. Andina de Fomento,
5.20%, 5/21/13	100	98
5.75%, 1/12/17	100	92
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	188
European Investment Bank,
5.00%, 2/8/10	100	103
4.00%, 3/3/10	500	510
3.25%, 2/15/11	300	302
2.63%, 5/16/11	200	199
3.13%, 7/15/11	500	502
3.25%, 5/15/13	250	246
4.25%, 7/15/13	300	307
4.63%, 5/15/14	750	777
4.88%, 1/17/17	800	826
5.13%, 5/30/17	350	367
4.88%, 2/15/36	200	200
Inter-American Development Bank,
7.38%, 1/15/10	300	316
5.00%, 4/5/11	100	104
4.38%, 9/20/12	200	204
3.50%, 7/8/13	200	196
4.25%, 9/10/18	400	392
International Bank for Reconstruction & Development,
5.00%, 4/1/16	450	467
9.25%, 7/15/17	100	133
4.75%, 2/15/35	25	25
International Finance Corp.,
5.13%, 5/2/11	150	160
4.75%, 4/25/12	25	26
3.50%, 5/15/13	300	298
Nordic Investment Bank,
3.88%, 6/15/10	350	358
5.00%, 2/1/17	100	106
		7,819
Oil & Gas – 0.3%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	67
Anadarko Finance Co.,
6.75%, 5/1/11	50	51

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Oil & Gas – 0.3% – continued
7.50%, 5/1/31	$75	$69
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	197
5.90%, 2/1/18	150	132
6.25%, 3/15/38	150	116
6.75%, 2/1/39	50	41
Conoco Funding Co.,
6.35%, 10/15/11	300	311
EnCana Corp.,
5.90%, 12/1/17	225	201
6.63%, 8/15/37	75	61
6.50%, 2/1/38	100	81
Nexen, Inc.,
5.05%, 11/20/13	250	229
7.88%, 3/15/32	75	73
Norsk Hydro ASA,
7.75%, 6/15/23	100	114
Petro-Canada,
4.00%, 7/15/13	200	178
6.05%, 5/15/18	50	44
5.95%, 5/15/35	100	79
6.80%, 5/15/38	50	39
Suncor Energy, Inc.,
6.10%, 6/1/18	125	114
7.15%, 2/1/32	100	90
5.95%, 12/1/34	50	40
6.50%, 6/15/38	100	83
Transocean, Inc.,
6.00%, 3/15/18	125	117
6.80%, 3/15/38	200	183
		2,710
Oil & Gas Services – 0.0%
Weatherford International Ltd.,
5.50%, 2/15/16	200	183
6.50%, 8/1/36	125	108
		291
Pharmaceuticals – 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	200	201
5.90%, 9/15/17	350	344
6.45%, 9/15/37	50	48
		593

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Pipelines – 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	$75	$72
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	165	160
5.85%, 3/15/36	125	103
6.20%, 10/15/37	50	43
6.35%, 5/15/67	100	79
		457
Regional – 0.3%
Province of British Columbia Canada,
4.30%, 5/30/13	100	103
Province of Manitoba Canada,
7.50%, 2/22/10	250	266
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	106
Province of Ontario Canada,
3.38%, 5/20/11	75	76
4.38%, 2/15/13	250	256
3.50%, 7/15/13	100	98
4.75%, 1/19/16	200	204
4.95%, 11/28/16	650	669
Province of Quebec Canada,
4.63%, 5/14/18	350	344
7.50%, 7/15/23	300	370
7.50%, 9/15/29	275	350
		2,842
Sovereign – 1.1%
Brazilian Government International Bond,
6.00%, 1/17/17	1,000	965
8.00%, 1/15/18	150	161
8.88%, 10/14/19	900	1,055
8.88%, 4/15/24	600	717
7.13%, 1/20/37	100	103
Export Development Canada,
3.50%, 5/16/13	370	370
Israel Government International Bond,
5.50%, 11/9/16	225	232
Italy Government International Bond,
6.00%, 2/22/11	425	457
5.63%, 6/15/12	400	426
5.25%, 9/20/16	600	633
5.38%, 6/12/17	525	554

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Sovereign – 1.1% – continued
5.38%, 6/15/33	$175	$181
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	201
Peruvian Government International Bond,
8.38%, 5/3/16	200	213
7.35%, 7/21/25	100	102
6.55%, 3/14/37	150	138
Republic of Korea,
4.25%, 6/1/13	100	95
5.13%, 12/7/16	125	116
Republic of Poland,
5.00%, 10/19/15	275	272
Republic of South Africa,
7.38%, 4/25/12	250	256
Svensk Exportkredit AB,
5.13%, 3/1/17	200	207
Swedish Export Credit,
4.50%, 9/27/10	150	155
4.88%, 9/29/11	225	234
United States of Mexico,
8.38%, 1/14/11	100	108
6.38%, 1/16/13	675	694
6.63%, 3/3/15	100	104
5.63%, 1/15/17	150	146
8.13%, 12/30/19	400	463
7.50%, 4/8/33	100	109
6.75%, 9/27/34	250	251
6.05%, 1/11/40	120	108
		9,826
Telecommunications – 0.7%
America Movil SAB de C.V.,
5.75%, 1/15/15	100	94
6.13%, 11/15/37	200	169
British Telecommunications PLC,
8.63%, 12/15/10	250	261
5.95%, 1/15/18	375	333
9.13%, 12/15/30	100	100
Deutsche Telekom International Finance BV,
5.88%, 8/20/13	775	740
5.75%, 3/23/16	325	290

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.5% – continued
Telecommunications – 0.7%
France Telecom S.A.,
7.75%, 3/1/11	$300	$315
8.50%, 3/1/31	175	190
Rogers Communications, Inc.
6.80%, 8/15/18	350	331
Royal KPN N.V.,
8.00%, 10/1/10	200	210
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	421
5.25%, 10/1/15	475	395
6.38%, 11/15/33	50	37
Telefonica Emisiones SAU,
6.42%, 6/20/16	700	657
7.05%, 6/20/36	200	181
Telefonos de Mexico SA de CV,
5.50%, 1/27/15	125	118
Telus Corp.,
8.00%, 6/1/11	125	132
Vodafone Group PLC,
5.00%, 12/16/13	350	330
5.00%, 9/15/15	100	88
5.63%, 2/27/17	225	200
6.15%, 2/27/37	375	301
		5,893
Transportation – 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	100	97
6.90%, 7/15/28	25	25
6.20%, 6/1/36	25	23
6.38%, 11/15/37	50	48
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	47
5.95%, 5/15/37	50	41
		281
Total Foreign Issuer Bonds
(Cost $ 50,708)		48,655

U.S. GOVERNMENT AGENCIES – 47.9% (2)
Fannie Mae – 23.7%
7.25%, 1/15/10	500	526
4.75%, 3/12/10	3,000	3,067
6.63%, 11/15/10	1,000	1,071

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 4 7. 9% (2) – continued
Fannie Mae – 23.7% – continued
5.50%, 3/15/11	$500	$526
3.50%, 4/28/11	4,800	4,805
6.00%, 5/15/11	500	534
4.38%, 3/15/13	3,300	3,365
4.25%, 5/8/13	5,300	5,304
4.35%, 5/29/13	2,500	2,507
4.63%, 10/15/13	500	515
5.00%, 3/15/16	500	514
5.00%, 5/11/17	1,000	1,023
5.25%, 12/21/17	2,500	2,510
5.50%, 12/14/22	3,000	2,988
6.63%, 11/15/30	200	241
5.63%, 7/15/37	1,000	1,060
Pool #255376,
6.00%, 8/1/19	234	238
Pool #255695,
4.50%, 3/1/35	86	86
Pool #256675,
5.00%, 4/1/27	609	598
Pool #256677,
6.00%, 4/1/27	396	403
Pool #256792,
6.50%, 6/1/22	335	347
Pool #256925,
6.00%, 10/1/37	1,098	1,114
Pool #256959,
6.00%, 11/1/37	4,581	4,645
Pool #257239,
5.50%, 6/1/28	988	990
Pool #357630,
5.00%, 10/1/19	400	400
Pool #707791,
5.00%, 6/1/33	2,577	2,519
Pool #709239,
5.00%, 7/1/18	1,757	1,763
Pool #720049,
5.50%, 7/1/33	909	909
Pool #722424,
4.31%, 7/1/33	134	135
Pool #725185,
5.00%, 2/1/19	420	422
Pool #725425,
5.50%, 4/1/34	853	853

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 4 7. 9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #730811,
4.50%, 8/1/33	$867	$823
Pool #735222,
5.00%, 2/1/35	455	444
Pool #735358,
5.50%, 2/1/35	1,351	1,350
Pool #735502,
6.00%, 4/1/35	248	252
Pool #737853,
5.00%, 9/1/33	4,274	4,178
Pool #745418,
5.50%, 4/1/36	983	981
Pool #745754,
5.00%, 9/1/34	3,563	3,483
Pool #746272,
4.00%, 10/1/18	1,353	1,313
Pool #747383,
5.50%, 10/1/33	1,378	1,379
Pool #753678,
4.73%, 12/1/33	610	613
Pool #755632,
5.00%, 4/1/34	2,467	2,409
Pool #766083,
4.62%, 2/1/34	65	64
Pool #772730,
5.00%, 4/1/34	1,664	1,626
Pool #773287,
4.36%, 3/1/35	645	646
Pool #783586,
4.46%, 3/1/35	597	611
Pool #790406,
6.00%, 9/1/34	859	873
Pool #793666,
5.50%, 9/1/34	811	812
Pool #795136,
4.95%, 10/1/34	112	114
Pool #796250,
5.50%, 11/1/34	698	697
Pool #799999,
4.72%, 11/1/34	131	132
Pool #800471,
5.50%, 10/1/34	3,553	3,550
Pool #805043,
3.81%, 12/1/34	260	260

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #805159,
4.78%, 1/1/35	$148	$149
Pool #807701,
4.50%, 12/1/19	447	439
Pool #811944,
4.50%, 1/1/20	680	666
Pool #815639,
4.96%, 6/1/35	92	94
Pool #817795,
6.00%, 8/1/36	878	890
Pool #820998,
4.00%, 4/1/35	286	284
Pool #821912,
4.95%, 6/1/35	1,469	1,472
Pool #822455,
4.65%, 4/1/35	278	281
Pool #826057,
5.00%, 7/1/35	697	680
Pool #826368,
5.07%, 7/1/35	584	591
Pool #831676,
6.50%, 8/1/36	369	379
Pool #832628,
5.50%, 9/1/20	278	281
Pool #835517,
4.96%, 8/1/35	176	174
Pool #840577,
5.00%, 10/1/20	263	262
Pool #844909,
4.50%, 10/1/20	423	414
Pool #846600,
5.16%, 1/1/36	324	326
Pool #847921,
5.50%, 11/1/20	888	898
Pool #850614,
5.46%, 1/1/36	292	296
Pool #863759,
4.00%, 12/1/20	367	350
Pool #864435,
4.50%, 12/1/20	1,080	1,057
Pool #866109,
5.12%, 12/1/35	110	111
Pool #869217,
5.45%, 2/1/36	432	439

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #871135,
6.00%, 1/1/37	$629	$638
Pool #880505,
6.00%, 8/1/21	397	405
Pool #882055,
5.49%, 6/1/36	405	405
Pool #884125,
5.43%, 6/1/36	30	30
Pool #884720,
5.43%, 8/1/36	246	247
Pool #885769,
6.00%, 6/1/36	358	363
Pool #885866,
6.00%, 6/1/36	866	878
Pool #887019,
5.87%, 6/1/36	949	972
Pool #887111,
5.50%, 5/1/20	166	168
Pool #888100,
5.50%, 9/1/36	3,254	3,251
Pool #888152,
5.00%, 5/1/21	738	738
Pool #888205,
6.50%, 2/1/37	776	796
Pool #888318,
5.63%, 2/1/37	527	539
Pool #888447,
4.00%, 5/1/21	425	405
Pool #889224,
5.50%, 1/1/37	3,981	3,976
Pool #889390,
6.00%, 3/1/23	1,000	1,020
Pool #889401,
6.00%, 3/1/38	3,960	4,015
Pool #892536,
6.50%, 9/1/36	395	406
Pool #892968,
6.50%, 8/1/21	126	131
Pool #893363,
5.00%, 6/1/36	690	673
Pool #893366,
5.00%, 4/1/35	981	958
Pool #894453,
5.91%, 9/1/36	128	131

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #897519,
5.95%, 11/1/36	$76	$75
Pool #898089,
5.50%, 7/1/26	435	436
Pool #898417,
6.00%, 10/1/36	1,733	1,758
Pool #899079,
5.00%, 3/1/37	1,452	1,416
Pool #902188,
5.83%, 11/1/36	85	86
Pool #905090,
5.50%, 10/1/21	427	431
Pool #905759,
5.89%, 12/1/36	239	243
Pool #906090,
5.50%, 1/1/37	2,552	2,547
Pool #906237,
5.76%, 1/1/37	557	565
Pool #906389,
5.28%, 1/1/37	78	78
Pool #907818,
5.61%, 1/1/37	83	84
Pool #910147,
5.00%, 3/1/22	1,181	1,174
Pool #910338,
5.76%, 3/1/37	181	184
Pool #912414,
4.50%, 1/1/22	951	928
Pool #914522,
5.77%, 3/1/37	85	86
Pool #915499,
5.00%, 3/1/37	1,301	1,268
Pool #918515,
5.00%, 6/1/37	1,633	1,593
Pool #918832,
6.00%, 4/1/37	6,972	7,069
Pool #919461,
5.71%, 4/1/37	81	82
Pool #920457,
4.88%, 8/1/36	70	70
Pool #920468,
4.38%, 4/1/34	634	637
Pool #920988,
5.88%, 11/1/36	75	77

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #923023,
6.46%, 1/1/37	$845	$876
Pool #923123,
5.00%, 4/1/36	446	436
Pool #923166,
7.50%, 1/1/37	366	388
Pool #928261,
4.50%, 3/1/36	465	441
Pool #928909,
6.00%, 12/1/37	48	49
Pool #928915,
6.00%, 11/1/37	450	456
Pool #940623,
5.50%, 8/1/37	1,379	1,377
Pool #943617,
6.00%, 8/1/37	2,556	2,591
Pool #945868,
5.50%, 8/1/37	5,800	5,788
Pool #945876,
5.50%, 8/1/37	1,343	1,340
Pool #946527,
7.00%, 9/1/37	410	429
Pool #947216,
6.00%, 10/1/37	888	901
Pool #949391,
5.50%, 8/1/22	360	363
Pool #953910,
6.00%, 11/1/37	2,275	2,307
Pool #959880,
5.50%, 11/1/37	2,979	2,973
Pool #962343,
5.00%, 3/1/38	5,420	5,285
Pool #963735,
4.50%, 6/1/23	1,000	975
Pool #966660,
6.00%, 12/1/37	114	115
Pool #968037,
6.00%, 1/1/38	2,681	2,719
Pool #970013,
4.50%, 6/1/38	996	942
Pool #971734,
4.50%, 4/1/37	1,009	955
Pool #972452,
5.50%, 3/1/38	8,126	8,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Fannie Mae – 23.7% – continued
Pool #976699,
5.00%, 4/1/28	$977	$959
Pool #981704,
5.00%, 6/1/23	2,467	2,452
Pool #981823,
4.93%, 6/1/38	1,095	1,098
Pool #984075,
4.50%, 6/1/23	2,000	1,951
Pool #986760,
5.50%, 7/1/38	7,903	7,887
Pool #987114,
5.50%, 9/1/23	331	334
Pool #987115,
5.50%, 9/1/23	1,169	1,179
Pool TBA, (3)
6.00%, 10/21/17	1,000	1,019
5.00%, 11/1/17	1,000	993
6.00%, 11/1/28	2,000	2,022
7.00%, 10/14/29	2,448	2,557
6.50%, 10/1/31	10,100	10,356
5.00%, 10/15/32	3,000	2,923
5.50%, 10/15/33	4,500	4,487
6.00%, 10/15/33	1,500	1,519
6.50%, 11/25/34	1,000	1,023
4.50%, 12/31/49	1,500	1,462
		209,189
Federal Farm Credit Bank – 0.1%
5.25%, 9/13/10	500	517
3.75%, 12/6/10	500	504
		1,021
Federal Home Loan Bank – 2.0%
2.75%, 6/18/10	2,000	1,982
4.63%, 2/18/11	4,000	4,107
2.63%, 5/20/11	5,000	4,888
5.38%, 8/19/11	1,000	1,044
4.88%, 11/18/11	500	517
4.00%, 9/6/13	5,000	4,955
5.38%, 5/18/16	500	523
		18,016
Freddie Mac – 6.2%
4.13%, 7/12/10	500	508
5.25%, 10/6/11	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac – 6.2% – continued
4.75%, 3/5/12	$3,800	$3,930
5.13%, 7/15/12	5,000	5,230
5.50%, 8/20/12	6,300	6,675
4.50%, 1/15/13	3,300	3,378
5.25%, 4/18/16	500	522
5.00%, 2/16/17	500	507
6.00%, 6/7/27	6,700	6,680
Pool #1B2125,
4.51%, 3/1/35	1,078	1,082
Pool #1B2130,
4.28%, 3/1/35	77	77
Pool #1B7328,
5.79%, 4/1/37	174	177
Pool #1B7359,
5.71%, 5/1/37	196	200
Pool #1G0321,
4.84%, 9/1/35	336	337
Pool #1G0809,
4.64%, 7/1/35	475	476
Pool #1G0911,
5.42%, 4/1/36	728	739
Pool #1G1506,
5.52%, 1/1/37	167	170
Pool #1G1623,
5.70%, 4/1/37	184	185
Pool #1G1763,
4.86%, 11/1/35	109	109
Pool #1G1790,
5.41%, 11/1/35	155	156
Pool #1G2620,
6.00%, 11/1/36	145	149
Pool #1G2638,
6.22%, 9/1/36	142	146
Pool #1G2675,
5.87%, 2/1/38	935	941
Pool #1G3611,
6.02%, 4/1/37	192	197
Pool #1H1348,
5.82%, 10/1/36	148	152
Pool #1H2569,
5.22%, 9/1/35	1,150	1,164
Pool #1H2605,
5.65%, 4/1/36	860	872

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac – 6.2% – continued
Pool #1J0345,
5.70%, 3/1/37	$82	$83
Pool #1J0355,
5.60%, 3/1/37	57	58
Pool #1J0365,
5.93%, 4/1/37	611	623
Pool #1J1317,
5.73%, 4/1/36	268	273
Pool #1J1390,
5.87%, 12/1/36	162	165
Pool #1J1646,
5.27%, 4/1/37	372	375
Pool #1L0078,
5.12%, 6/1/35	151	153
Pool #1L0130,
4.70%, 7/1/35	80	80
Pool #1L1214,
5.24%, 12/1/35	445	451
Pool #1L1480,
4.42%, 12/1/33	157	157
Pool #1N0243,
6.41%, 8/1/36	69	71
Pool #1N1746,
6.13%, 9/1/37	914	937
Pool #781274,
4.72%, 2/1/34	85	85
Pool #782905,
4.89%, 12/1/34	101	100
Pool #783081,
4.69%, 4/1/35	578	586
Pool #847755,
5.54%, 5/1/37	425	423
Pool TBA, (3)
5.50%, 11/1/17	1,000	1,006
5.50%, 11/15/29	3,000	2,979
5.00%, 11/1/32	2,000	1,948
5.00%, 11/1/35	1,500	1,459
4.50%, 12/31/49	1,500	1,457
6.50%, 12/31/49	5,500	5,639
		54,867
Freddie Mac Gold – 11.9%
Pool #A16753,
5.00%, 11/1/33	469	458

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac Gold – 11.9% – continued
Pool #A27950,
5.50%, 11/1/34	$3,826	$3,813
Pool #A31136,
5.50%, 1/1/35	599	597
Pool #A46224,
5.00%, 7/1/35	356	348
Pool #A48104,
5.00%, 1/1/36	952	928
Pool #A51296,
6.00%, 8/1/36	687	696
Pool #A54897,
6.50%, 8/1/36	385	396
Pool #A56110,
5.50%, 12/1/36	1,364	1,358
Pool #A58690,
6.00%, 3/1/37	115	117
Pool #A58718,
5.50%, 3/1/37	477	474
Pool #A59081,
5.50%, 4/1/37	4,349	4,329
Pool #A60942,
5.00%, 5/1/37	691	674
Pool #A61560,
5.50%, 10/1/36	5,938	5,915
Pool #A61573,
5.00%, 9/1/34	2,941	2,876
Pool #A61597,
5.50%, 12/1/35	443	442
Pool #A64474,
5.50%, 9/1/37	465	463
Pool #A68761,
5.50%, 9/1/37	2,472	2,461
Pool #A69169,
4.50%, 12/1/37	988	935
Pool #A69303,
6.00%, 11/1/37	1,428	1,447
Pool #A73778,
5.00%, 2/1/38	3,917	3,818
Pool #A81606,
6.00%, 9/1/38	2,000	2,026
Pool #B10630,
4.50%, 11/1/18	1,088	1,071
Pool #B17658,
4.50%, 1/1/20	42	41

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac Gold – 11.9% – continued
Pool #B18502,
5.50%, 6/1/20	$171	$173
Pool #B18931,
4.50%, 3/1/20	208	203
Pool #C91009,
5.00%, 11/1/26	275	271
Pool #C91020,
5.50%, 3/1/27	578	577
Pool #D97197,
5.00%, 2/1/27	411	404
Pool #D97498,
6.00%, 12/1/27	1,154	1,172
Pool #D97524,
5.50%, 1/1/28	1,246	1,246
Pool #D97564,
5.00%, 1/1/28	878	861
Pool #E99030,
4.50%, 9/1/18	1,810	1,781
Pool #G01907,
4.50%, 8/1/34	522	497
Pool #G01974,
5.00%, 12/1/35	7,004	6,834
Pool #G02069,
5.50%, 3/1/36	526	524
Pool #G02386,
6.00%, 11/1/36	8,865	8,983
Pool #G02391,
6.00%, 11/1/36	238	241
Pool #G02540,
5.00%, 11/1/34	926	905
Pool #G02649,
6.00%, 1/1/37	432	438
Pool #G02702,
6.50%, 1/1/37	709	728
Pool #G02911,
6.00%, 4/1/37	397	402
Pool #G02973,
6.00%, 6/1/37	834	846
Pool #G03121,
5.00%, 6/1/36	2,735	2,668
Pool #G03134,
5.50%, 8/1/36	977	973
Pool #G03176,
5.00%, 8/1/37	1,045	1,019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac Gold – 11.9% – continued
Pool #G03218,
6.00%, 9/1/37	$897	$909
Pool #G03351,
6.00%, 9/1/37	1,732	1,755
Pool #G03513,
6.00%, 11/1/37	2,493	2,526
Pool #G03600,
7.00%, 11/1/37	1,000	1,047
Pool #G03936,
5.50%, 1/1/38	6,633	6,604
Pool #G03938,
6.00%, 2/1/38	5,104	5,171
Pool #G04459,
5.50%, 6/1/38	2,991	2,977
Pool #G08189,
7.00%, 3/1/37	256	269
Pool #G08192,
5.50%, 4/1/37	1,461	1,455
Pool #G11776,
4.50%, 9/1/20	404	395
Pool #G12571,
4.00%, 1/1/22	906	863
Pool #G12673,
5.00%, 9/1/21	790	786
Pool #G12837,
4.50%, 4/1/22	1,306	1,277
Pool #G12869,
5.00%, 9/1/22	1,700	1,688
Pool #G13136,
4.50%, 5/1/23	1,986	1,935
Pool #G18220,
6.00%, 11/1/22	226	230
Pool #G30327,
4.50%, 1/1/27	358	343
Pool #J00991,
4.00%, 1/1/21	463	441
Pool #J02541,
4.00%, 9/1/20	408	389
Pool #J03041,
6.00%, 7/1/21	333	339
Pool #J03736,
5.50%, 11/1/21	417	420
Pool #J05307,
4.50%, 8/1/22	644	627

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Freddie Mac Gold – 11.9% – continued
Pool #J06175,
5.00%, 5/1/21	$372	$372
Pool #J06465,
6.00%, 11/1/22	181	184
Pool #J06476,
5.50%, 11/1/22	778	783
Pool #J08098,
5.50%, 6/1/23	951	958
Pool #J08202,
5.00%, 7/1/23	988	980
Pool #J08454,
5.00%, 8/1/23	1,988	1,972
		105,124
Government National Mortgage Association – 0.3%
Pool TBA, (3)
5.50%, 11/15/26	1,000	999
6.00%, 10/1/30	1,000	1,010
7.00%, 12/31/49	1,000	1,045
		3,054
Government National Mortgage Association I – 2.0%
Pool #510835,
5.50%, 2/15/35	427	428
Pool #597889,
5.50%, 6/15/33	858	862
Pool #614169,
5.00%, 7/15/33	411	405
Pool #617739,
6.00%, 10/15/37	375	381
Pool #634431,
6.00%, 9/15/34	166	169
Pool #641416,
5.50%, 4/15/35	487	488
Pool #646341,
6.00%, 11/15/36	471	479
Pool #648538,
5.00%, 12/15/35	668	657
Pool #651753,
5.50%, 3/15/36	443	444
Pool #661917,
7.00%, 4/15/37	357	374

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Government National Mortgage Association I – 2.0% – continued
Pool #670114,
6.50%, 7/15/37	$495	$508
Pool #675211,
6.50%, 3/15/38	1,000	1,025
Pool #675484,
5.50%, 6/15/38	2,073	2,078
Pool #676360,
6.50%, 10/15/37	720	738
Pool #687824,
5.50%, 8/15/38	2,376	2,382
Pool #687900,
5.00%, 9/15/38	500	491
Pool #687901,
5.00%, 9/15/38	2,000	1,964
Pool #688461,
6.00%, 5/15/38	3,625	3,684
		17,557
Government National Mortgage Association II – 1.6%
Pool #3570,
6.00%, 6/20/34	438	445
Pool #3665,
5.50%, 1/20/35	1,325	1,323
Pool #3852,
6.00%, 5/20/36	420	426
Pool #3910,
6.00%, 10/20/36	832	844
Pool #3994,
5.00%, 6/20/37	469	459
Pool #4018,
6.50%, 8/20/37	391	400
Pool #4026,
5.00%, 9/20/37	487	476
Pool #4027,
5.50%, 9/20/37	462	461
Pool #4040,
6.50%, 10/20/37	428	439
Pool #4116,
6.50%, 4/20/38	947	970
Pool #4170,
6.00%, 6/20/38	2,000	2,029
Pool #4194,
5.50%, 7/20/38	4,488	4,482
Pool #4243,
5.00%, 9/20/38	1,000	977

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.9% (2) – continued
Government National Mortgage Association II – 1.6% – continued
Pool #654804,
6.00%, 5/20/36	$639	$648
		14,379
Tennessee Valley Authority – 0.1%
5.50%, 7/18/17	600	629
Total U.S. Government Agencies
(Cost $421,635)		423,836

U.S. GOVERNMENT OBLIGATIONS – 24.8%
U.S. Treasury Bonds – 5.1%
8.75%, 8/15/20	1,450	2,058
7.88%, 2/15/21	1,550	2,084
8.00%, 11/15/21	2,125	2,908
7.13%, 2/15/23	800	1,032
6.25%, 8/15/23	5,300	6,364
7.63%, 2/15/25	165	227
6.00%, 2/15/26	6,750	8,009
5.38%, 2/15/31	1,000	1,136
4.50%, 2/15/36	475	488
4.75%, 2/15/37	10,585	11,323
5.00%, 5/15/37	4,575	5,089
4.38%, 2/15/38	3,820	3,869
		44,587
U.S. Treasury Notes – 19.7%
4.63%, 7/31/09	3,000	3,068
4.00%, 8/31/09	3,000	3,056
3.25%, 12/31/09	9,500	9,657
4.75%, 2/15/10	5,500	5,716
2.00%, 2/28/10	13,000	13,010
4.50%, 5/15/10	16,100	16,768
5.75%, 8/15/10	1,000	1,071
2.38%, 8/31/10	10,000	10,077
4.50%, 11/15/10	3,000	3,159
4.25%, 1/15/11	3,000	3,157
4.50%, 2/28/11	3,000	3,174
4.88%, 4/30/11	5,750	6,153
4.63%, 8/31/11	5,450	5,814
4.63%, 10/31/11	1,750	1,867
4.63%, 2/29/12	1,350	1,441
4.63%, 7/31/12	6,850	7,339

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 24.8% – continued
U.S. Treasury Notes – 19.7% – continued
4.13%, 8/31/12	$10,400	$10,961
4.25%, 9/30/12	2,250	2,384
3.38%, 11/30/12	1,000	1,024
3.63%, 12/31/12	3,500	3,621
2.88%, 1/31/13	9,500	9,524
3.13%, 4/30/13	4,000	4,034
3.38%, 7/31/13	8,000	8,146
4.25%, 8/15/13	425	451
3.13%, 8/31/13	2,000	2,015
4.25%, 8/15/14	2,000	2,130
4.00%, 2/15/15	2,000	2,100
4.50%, 11/15/15	2,000	2,138
4.63%, 2/15/17	2,500	2,660
4.50%, 5/15/17	1,850	1,950
4.75%, 8/15/17	2,400	2,573
4.25%, 11/15/17	2,950	3,057
3.50%, 2/15/18	6,250	6,129
3.88%, 5/15/18	3,300	3,322
4.00%, 8/15/18	11,250	11,410
		174,156
Total U.S. Government Obligations
(Cost $212,983)		218,743

MUNICIPAL BOND – 0.1%
Illinois – 0.1%
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	575	540
Total Municipal Bond
(Cost $556)		540

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 8.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit,
1.50%, 10/1/08	$70,726	$70,726
Total Short-Term Investment
(Cost $ 70,726)		70,726

Total Investments – 104.7%
(Cost $ 938,551)		925,443
Liabilities less Other Assets – (4.7)%		(41,127)
NET ASSETS – 100.0%		$884,316

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	83.0%
AA	4.0
A	7.6
BAA	5.4

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$–	$–

Level 2	923,565	–

Level 3	1,878	–

Total	$925,443	$–

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 6/30/08	$1,508	$–

Realized gain (loss)	–	–

Change in unrealized appreciation/depreciation	(5)	–

Net Purchases (Sales)	1,122	–

Transfers in and/or out of Level 3	(747)	–

Balance as of 9/30/08	$1,878	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET – BACKED SECURITIES – 2.9%
Commercial Mortgage Services – 2.9%
Banc of America Commercial Mortgage, Inc.,
5.66%, 6/10/49	$12,520	$10,640
LB-UBS Commercial Mortgage Trust,
5.86%, 7/15/40	12,350	10,576
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	12,350	10,521
		31,737
Total Asset-Backed Securities
(Cost $33,610)		31,737

CORPORATE BONDS – 12.5%
Agriculture – 0.6%
Philip Morris International, Inc.,
4.88%, 5/16/13	3,610	3,558
5.65%, 5/16/18	3,805	3,517
		7,075
Banks – 0.4%
Bank of America Corp.,
5.65%, 5/1/18	1,690	1,423
8.00%, 12/29/49	3,230	2,558
		3,981
Commercial Services – 0.3%
Erac USA Finance Co., (1)(2)
7.00%, 10/15/37	5,020	3,536
Diversified Financial Services – 4.0%
ANZ Capital Trust, (1)(2)
4.48%, 1/29/49	4,500	4,384
Bear Stearns (The) Cos., Inc.,
7.25%, 2/1/18	2,305	2,218
Citigroup Capital XXI,
8.30%, 12/21/57	6,525	4,862
Citigroup, Inc.,
6.50%, 8/19/13	3,905	3,471
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	4,330	3,725
General Electric Capital Corp.,
5.63%, 9/15/17	5,225	4,484
5.63%, 5/1/18	10,380	8,774
Goldman Sachs Group (The), Inc.,
6.15%, 4/1/18	5,055	4,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.5% – continued
Diversified Financial Services – 4.0% – continued
JPMorgan Chase & Co.,
6.40%, 5/15/38	$3,120	$2,698
7.90%, 4/29/49	1,455	1,225
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	1,510	1,395
6.88%, 4/25/18	2,770	2,451
Power Receivable Finance LLC, (1)(2)
6.29%, 1/1/12	940	972
		44,862
Electric – 0.9%
Florida Power Corp.,
6.40%, 6/15/38	5,200	4,924
Neveda Power Co.,
6.50%, 8/1/18	5,145	4,851
		9,775
Food – 0.5%
General Mills, Inc.,
5.25%, 8/15/13	5,140	5,100
Holding Companies – Diversified – 0.2%
Capmark Financial Group, Inc.,
6.30%, 5/10/17	5,310	2,086
Insurance – 0.3%
Berkshire Hathaway Finance Corp., (1)(2)
5.00%, 8/15/13	3,565	3,556
Media – 0.9%
News America, Inc.,
6.65%, 11/15/37	5,530	4,638
Time Warner Cable, Inc.,
5.85%, 5/1/17	5,630	4,960
		9,598
Metal Fabricate/Hardware – 0.5%
Alcoa, Inc.,
6.00%, 7/15/13	3,650	3,581
Commercial Metals Co.,
7.35%, 8/15/18	2,575	2,432
		6,013
Oil & Gas – 1.4%
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	7,385	7,477

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.5% – continued
Oil & Gas – 1.4% – continued
XTO Energy, Inc.,
4.63%, 6/15/13	$8,590	$8,058
		15,535
Oil & Gas Services – 0.6%
Cameron International Corp.,
6.38%, 7/15/18	5,145	4,805
7.00%, 7/15/38	2,725	2,284
		7,089
Pharmaceuticals – 0.7%
GlaxoSmithKline Capital, Inc.
5.65%, 5/15/18	2,880	2,734
6.38%, 5/15/38	5,210	4,891
		7,625
Pipelines – 0.2%
Williams Cos., Inc.,
7.63%, 7/15/19	2,425	2,389
Real Estate Investment Trusts – 0.1%
iStar Financial, Inc.,
5.88%, 3/15/16	1,695	831
Telecommunications – 0.9%
AT&T, Inc.
6.40%, 5/15/38	3,950	3,315
Verizon Communications, Inc.,
6.90%, 4/15/38	3,600	3,191
Verizon New England, Inc.,
6.50%, 9/15/11	1,600	1,586
Verizon New Jersey, Inc.,
5.88%, 1/17/12	2,335	2,292
		10,384
Total Corporate Bonds
(Cost $156,498)		139,435

FOREIGN ISSUER BONDS – 3.0%
Beverages – 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	2,325	2,314
Insurance – 0.8%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	2,620	2,312
Catlin Insurance Co. Ltd., (1)(2)
7.25%, 12/31/49	5,600	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 3.0% – continued
Insurance – 0.8% – continued
XL Capital Ltd.,
6.50%, 3/1/49	$7,200	$4,248
		9,060
Iron/Steel – 0.6%
ArcelorMittal, (1)(2)
5.38%, 6/1/13	6,955	6,570
Media – 0.2%
Thomson Reuters Corp.,
5.95%, 7/15/13	3,025	3,021
Mining – 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	7,725	7,573
Oil & Gas – 0.5%
Petro-Canada,
6.80%, 5/15/38	6,835	5,415
Total Foreign Issuer Bonds
(Cost $42,053)		33,953

U.S. GOVERNMENT AGENCIES – 58.2% (3)
Fannie Mae – 38.2%
2.38%, 5/20/10	17,500	17,285
3.25%, 4/9/13	22,330	21,735
6.00%, 10/1/36	5,834	5,916
Pool # 955782
6.50%, 10/1/37	2,534	2,601
Pool #255452,
5.50%, 10/1/19	5,618	5,694
Pool #535714,
7.50%, 1/1/31	176	190
Pool #545003,
8.00%, 5/1/31	10	11
Pool #545437,
7.00%, 2/1/32	367	386
Pool #545556,
7.00%, 4/1/32	245	257
Pool #545757,
7.00%, 6/1/32	1,751	1,840
Pool #555189,
7.00%, 6/1/32	1,329	1,396
Pool #581806,
7.00%, 6/1/32	566	595
Pool #725424,
5.50%, 4/1/34	19,428	19,431

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.2% (3) – continued
Fannie Mae – 38.2% – continued
Pool #725787,
5.00%, 9/1/19	$13,711	$13,713
Pool #739433,
5.00%, 10/1/18	343	344
Pool #796371,
5.00%, 10/1/19	217	217
Pool #796457,
6.00%, 9/1/34	9,803	9,960
Pool #797773,
5.00%, 3/1/20	1,517	1,513
Pool #829125,
5.50%, 10/1/35	13,742	13,722
Pool #831810,
6.00%, 9/1/36	16,928	17,166
Pool #845182,
5.50%, 11/1/35	13,681	13,662
Pool #869217,
5.45%, 2/1/36	11,444	11,618
Pool #869801,
5.50%, 4/1/21	1,350	1,363
Pool #871232,
6.00%, 4/1/36	11,663	11,827
Pool #889150,
5.50%, 1/1/38	30,310	30,252
Pool #889266
4.50%, 3/1/23	5,357	5,225
Pool #890001
5.00%, 2/1/38	22,514	21,973
Pool #890009,
5.50%, 9/1/36	15,763	15,766
Pool #893082,
5.83%, 9/1/36	7,805	8,004
Pool #907689,
6.00%, 2/1/37	202	205
Pool #919638,
5.50%, 9/1/37	13,120	13,095
Pool #944500,
5.50%, 7/1/37	10,085	10,066
Pool #968158,
6.50%, 1/1/38	6,598	6,773
Pool #968160,
6.50%, 1/1/38	8,776	9,009
Pool TBA,
6.50%, 10/1/29 (4)	23,134	23,720

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.2% (3) – continued
Fannie Mae – 38.2% – continued
5.50%, 10/15/33 (4)	$22,636	$22,572
6.00%, 10/15/33 (4)	51,580	52,241
5.00%, 12/31/49 (4)	34,385	33,504
		424,847
Federal Home Loan Bank – 3.8%
3.75%, 1/8/10	5,721	5,758
3.38%, 8/13/10	11,101	11,111
2.63%, 5/20/11	14,400	14,078
3.63%, 5/29/13	12,000	11,750
		42,697
Freddie Mac – 8.2%
3.25%, 7/16/10	17,383	17,416
3.13%, 10/25/10	27,882	27,882
4.63%, 10/25/12	6,069	6,238
4.75%, 1/19/16	7,833	7,946
Pool #1B3575,
6.05%, 9/1/37	7,329	7,417
Pool #1G2296,
6.18%, 11/1/37	10,813	11,030
Pool #1J0365,
5.93%, 4/1/37	7,873	8,025
Pool #1J2840,
5.97%, 9/1/37	5,204	5,305
		91,259
Freddie Mac Gold – 7.5%
Pool #A61560,
5.50%, 10/1/36	16,439	16,375
Pool #A62213,
6.00%, 6/1/37	12,418	12,583
Pool #A65182,
6.50%, 9/1/37	15,555	15,968
Pool #C00910,
7.50%, 1/1/30	574	623
Pool #C02790,
6.50%, 4/1/37	8,821	9,055
Pool #C02838,
5.50%, 5/1/37	13,333	13,273
Pool #G02869,
5.00%, 11/1/35	16,061	15,670
		83,547
Government National Mortgage Association – 0.5%
Pool #595091,
6.00%, 10/15/32	1,674	1,705

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.2% (3) – continued
Government National Mortgage Association – 0.5% – continued
Pool #627123,
5.50%, 3/15/34	$3,503	$3,515
		5,220
Total U.S. Government Agencies
(Cost $646,102)		647,570

U.S. GOVERNMENT OBLIGATIONS – 21.3%
U.S. Treasury Bond – 3.1%
4.38%, 2/15/38	34,398	34,836
U.S. Treasury Notes – 18.2%
2.88%, 6/30/10	14,874	15,119
2.00%, 9/30/10	14,069	14,073
2.75%, 2/28/13	51,600	51,334
3.00%, 9/30/13	64,299	64,741
4.00%, 2/15/15	8,412	8,834
5.13%, 5/15/16	19,185	21,113
4.00%, 8/15/18	26,722	27,102
		202,316
Total U.S. Government Obligations
(Cost $233,385)		237,152

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Leap Wireless International,
Exp. 4/15/10, Strike $ 96.80 (1)(5)*	500	–
Total Warrants
(Cost $5)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 13.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit,
1.50%, 10/1/08	139,541	139,541

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 13.0% – continued
U.S. Treasury Bill,
1.87%, 11/20/08	$5,400	$5,386
Total Short-Term Investments
(Cost $144,927)		144,927

Total Investments – 110.9%
(Cost $1,256,580)		1,234,774
Liabilities less Other Assets – (10.9)%		(121,761)
NET ASSETS – 100.0%		$1,113,013

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2008, the value of these restricted illiquid securities amounted to approximately $21,518 or 1.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
ANZ Capital Trust,
4.48%,1/29/49	9/21/06	$4,368
ArcelorMittal,
5.38%, 6/1/13	6/11/08	6,875
Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13	7/30/08	3,554
Catlin Insurance Co. Ltd.,
7.25%, 12/31/49	1/11/07-6/27/07	5,516
Erac USA Finance Co.,
7.00%, 10/15/37	1/10/07	4,977
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	939

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Security has been deemed worthless by the NTGI Valuation Committee.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	84.0%
AA	1.9
A	6.3
BBB	7.8
Total	100.0%

*Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$–	$–

Level 2	1,234,774	–

Level 3	–	–

Total	$1,234,774	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 85.7%
British Pound Sterling – 4.4%
Treasury of Great Britain,
4.25%, 3/7/11	180	$322
5.25%, 6/7/12	145	267
8.00%, 9/27/13	145	301
5.00%, 9/7/14	150	277
4.00%, 9/7/16	225	392
5.00%, 3/7/18	300	556
5.00%, 3/7/25	419	770
4.75%, 12/7/30	150	269
4.25%, 3/7/36	450	763
		3,917
Canadian Dollar – 2.0%
Government of Canada,
4.25%, 12/1/09	280	268
5.00%, 6/1/14	1,230	1,255
8.00%, 6/1/23	190	254
		1,777
Euro – 28.0%
Buoni Poliennali Del Tesoro,
4.50%, 5/1/09	280	395
5.25%, 11/1/29	90	128
Deutschland Bundesrepublik,
4.25%, 7/4/17	750	1,076
4.00%, 1/4/18	600	847
6.25%, 1/4/24	285	477
5.63%, 1/4/28	200	316
5.50%, 1/4/31	95	149
Government of Austria,
4.00%, 7/15/09	130	184
5.25%, 1/4/11	315	458
5.00%, 7/15/12 (2)	1,180	1,723
Government of Belgium,
5.00%, 9/28/11	400	578
5.00%, 9/28/12	360	522
4.25%, 9/28/14	502	701
Government of France O.A.T.,
5.50%, 4/25/10	120	173
6.50%, 4/25/11	625	939
4.00%, 4/25/13	495	696
4.00%, 10/25/13	1,500	2,106
3.50%, 4/25/15	230	312
3.25%, 4/25/16	510	675
5.00%, 10/25/16	385	571

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 85.7% – continued
Euro – 28.0% – continued
4.25%, 4/25/19	225	$313
5.50%, 4/25/29	1,265	1,956
4.00%, 10/25/38	1,000	1,245
Government of France Treasury Note BTAN, 2.50%, 7/12/10	2,114	2,918
3.00%, 1/12/11	393	545
Government of Ireland,
5.00%, 4/18/13	100	146
4.60%, 4/18/16	1,277	1,822
4.50%, 10/18/18	245	343
Government of Netherlands,
2.75%, 4/15/09	750	1,055
3.00%, 1/15/10	400	560
Government of Spain,
3.25%, 7/30/10	188	262
Portugal Obrigacoes do Tesouro OT,
5.15%, 6/15/11	300	433
		24,624
Japanese Yen – 28.0%
Government of Japan Two Year Bonds,
0.60%, 3/15/10	86,000	808
0.80%, 8/15/10	183,000	1,723
Government of Japan Five Year Bonds,
1.10%, 3/20/11	146,000	1,383
Government of Japan Ten Year Bonds,
1.80%, 9/21/09	180,000	1,711
1.20%, 6/20/11	91,000	864
1.40%, 9/20/11	102,000	974
1.50%, 3/20/12	120,000	1,150
1.30%, 6/20/12	163,000	1,553
0.80%, 3/20/13	305,000	2,842
1.90%, 6/20/14	50,500	496
1.30%, 3/20/15	90,000	855
1.50%, 3/20/15	57,000	548
1.50%, 9/20/15	272,300	2,620
1.50%, 12/20/17	220,000	2,080
1.50%, 9/20/18	91,000	859
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	1,735
1.80%, 6/20/23	50,000	465
2.10%, 12/20/27	172,000	1,614

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 85.7% – continued
Japanese Yen – 28.0% – continued
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	$401
		24,681
Swedish Krona – 0.3%
Kingdom of Sweden,
9.00%, 4/20/09	1,600	238
United States Dollar – 23.0%
Freddie Mac,
5.13%, 7/15/12	750	785
U.S. Treasury Bond,
8.75%, 5/15/17	300	407
8.50%, 2/15/20	250	347
7.13%, 2/15/23	561	724
6.63%, 2/15/27	500	637
6.38%, 8/15/27	240	299
6.13%, 8/15/29	150	185
5.38%, 2/15/31	140	159
4.50%, 2/15/36	265	272
U.S. Treasury Note,
4.63%, 7/31/09	1,550	1,585
4.88%, 8/15/09	500	513
3.63%, 10/31/09	300	306
2.13%, 1/31/10	200	201
2.13%, 4/30/10	550	553
2.00%, 9/30/10	4,300	4,301
4.38%, 12/15/10	388	408
4.75%, 3/31/11	585	623
4.50%, 9/30/11	730	776
2.88%, 1/31/13	575	576
2.75%, 2/28/13	1,024	1,019
3.13%, 9/30/13	1,800	1,812
4.25%, 11/15/13	714	759
4.13%, 5/15/15	650	686
5.13%, 5/15/16	975	1,073
4.25%, 11/15/17	822	852
3.50%, 2/15/18	350	343
		20,201
Total Debt Obligations
(Cost $74,995)		75,438

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
SHORT-TERM INVESTMENT – 28.2%
Royal Bank of Scotland, London, Eurodollar Time Deposit
1.50%, 10/1/08	$24,796	$24,796
Total Short-Term Investment
(Cost $24,796)		24,796

Total Investments – 113.9%
(Cost $99,791)		100,234
Liabilities less Other Assets – (13.9)%		(12,218)
NET ASSETS – 100.0%		$88,016

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At September 30, 2008, the credit quality distribution for the Global Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
U.S. Government	22.2%
Other Government	66.5
AAA	0.9
Reserves	10.4

Total	100.0%

*Standard	& Poor’s Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN/ (LOSS) (000s)
U.S. Dollar	4,372	Euro	3,040	10/1/08	$ (92)
British Pound	338	U.S. Dollar	601	10/2/08	–
U.S. Dollar	3,516	Japanese Yen	369,355	10/3/08	(42)
Canadian Dollar	579	U.S. Dollar	560	10/31/08	16
Euro	3,040	U.S. Dollar	4,381	10/31/08	108
British Pound	150	U.S. Dollar	276	10/31/08	10
Japanese Yen	369,355	U.S. Dollar	3,529	10/31/08	50
U.S. Dollar	121	Australian Dollar	145	10/31/08	(7)
U.S. Dollar	434	Danish Krone	2,212	10/31/08	(17)
U.S. Dollar	5,500	Euro	3,819	10/31/08	(132)
U.S. Dollar	4,234	Euro	2,904	10/31/08	(151)
U.S. Dollar	602	British Pound	338	10/31/08	(3)
U.S. Dollar	900	British Pound	499	10/31/08	(15)
U.S. Dollar	4,850	Japanese Yen	508,460	10/31/08	(60)
U.S. Dollar	1,286	Japanese Yen	136,400	10/31/08	(1)
U.S. Dollar	141	Swedish Krona	928	10/31/08	(7)

Total					$(343)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed across:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$1,803	$–

Level 2	74,360	(343)

Level 3	24,071	–

Total	$100,234	$(343)

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Balance as of 6/30/08	$1,582	$–
Realized gain (loss)	–	–
Change in unrealized appreciation/depreciation	1,450	–
Net Purchases (Sales)	8,968	–
Transfers in and/or out of Level 3	12,071	–
Balance as of 9/30/08	$24,071	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6%
Aerospace/Defense – 3.1%
BE Aerospace, Inc.,
8.50%, 7/1/18	$11,800	$11,446
DRS Technologies, Inc.,
6.63%, 2/1/16	14,985	15,135
L-3 Communications Corp.,
6.38%, 10/15/15	13,915	12,802
Moog, Inc., (1)(2)
7.25%, 6/15/18	9,125	8,760
		48,143
Agriculture – 0.9%
Alliance One International, Inc.,
8.50%, 5/12/12	14,695	13,593
Apparel – 0.5%
Levi Strauss & Co.,
9.75%, 1/15/15	8,400	7,014
Auto Parts & Equipment – 1.0%
ArvinMeritor, Inc.,
8.75%, 3/1/12	2,275	1,911
Goodyear Tires,
9.00%, 7/1/15	9,135	9,044
TRW Automotive, Inc., (1)(2)
7.25%, 3/15/17	5,900	4,661
		15,616
Beverages – 0.8%
Constellation Brands, Inc.,
7.25%, 9/1/16	14,225	13,087
Building Materials – 0.2%
Gibraltar Industries, Inc.,
8.00%, 12/1/15	4,655	3,887
Chemicals – 1.3%
Airgas, Inc., (1)
7.13%, 10/1/18	9,425	9,189
NewMarket Corp.,
7.13%, 12/15/16	10,987	10,548
		19,737
Commercial Services – 2.9%
ARAMARK Services Inc.,
6.30%, 2/1/15	10,475	9,166
Hertz Corp.,
8.88%, 1/1/14	9,740	8,401
Iron Mountain, Inc.,
8.75%, 7/15/18	9,775	9,921

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Commercial Services – 2.9% – continued
NCO Group, Inc.,
11.88%, 11/15/14	$10,100	$8,231
Service Corp. International,
7.00%, 6/15/17	1,775	1,518
7.50%, 4/1/27	9,375	7,172
		44,409
Computers – 0.4%
Sungard Data Systems, Inc.,
9.13%, 8/15/13	7,086	6,377
Distribution/Wholesale – 0.8%
ACE Hardware Corp., (1)(2)
9.13%, 6/1/16	13,750	11,756
Diversified Financial Services – 11.4%
CDX North America High Yield, (1)(2)
8.88%, 6/29/13	28,425	25,440
Countrywide Financial Corp.,
4.50%, 6/15/10	9,375	8,472
5.80%, 6/7/12	15,450	13,051
Ford Motor Credit Co LLC,
12.00%, 5/15/15	18,825	14,366
Ford Motor Credit Co.,
5.80%, 1/12/09	62,525	59,366
GMAC LLC,
5.85%, 1/14/09	57,500	49,144
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
7.13%, 2/15/13	6,876	5,260
		175,099
Electric – 10.9%
AES Corp.,
8.00%, 10/15/17	20,400	18,411
Aquila, Inc.,
11.88%, 7/1/12	16,425	18,171
Dynegy Holdings, Inc.,
7.50%, 6/1/15	13,000	10,985
Edison Mission Energy,
7.50%, 6/15/13	9,525	9,144
7.00%, 5/15/17	12,865	11,578
Energy Future Holdings Corp., (1)
10.88%, 11/1/17	50,225	45,328
NRG Energy, Inc.,
7.38%, 2/1/16	11,775	10,598

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Electric – 10.9% – continued
7.38%, 1/15/17	$8,200	$7,462
PSEG Energy Holdings,
8.50%, 6/15/11	8,450	8,554
Reliant Energy, Inc.,
7.63%, 6/15/14	13,750	10,313
Sierra Pacific Resources,
8.63%, 3/15/14	17,255	17,672
		168,216
Engineering & Construction – 0.3%
Ahern Rentals, Inc.,
9.25%, 8/15/13	10,350	5,175
Entertainment – 0.7%
Scientific Games Corp., (1)(2)
7.88%, 6/15/16	7,350	7,001
WMG Acquisition Corp.,
7.38%, 4/15/14	5,735	4,258
		11,259
Environmental Control – 0.9%
Allied Waste North America, Inc.,
6.88%, 6/1/17	15,000	13,950
Food – 1.5%
Del Monte Corp.,
8.63%, 12/15/12	13,135	13,004
Smithfield Foods, Inc.,
7.00%, 8/1/11	12,050	10,483
		23,487
Forest Products & Paper – 0.9%
Georgia-Pacific Corp.,
8.13%, 5/15/11	8,015	7,935
P.H. Glatfelter,
7.13%, 5/1/16	6,525	6,296
		14,231
Gaming – 2.4%
Buffalo Thunder Development Authority, (1)(2)
9.38%, 12/15/14	7,295	3,064
Chukchansi Economic Development Authority, (1)(2)
8.00%, 11/15/13	10,980	8,784
Harrah’s Operating Co., Inc., (1)
10.75%, 2/1/16	8,600	4,386
Mashantucket Western
Pequot Tribe, (1)(2)
8.50%, 11/15/15	14,725	9,571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Gaming – 2.4% – continued
MGM Mirage,
7.50%, 6/1/16	$15,350	$11,206
		37,011
Healthcare – Products – 1.7%
Accellent, Inc.,
10.50%, 12/1/13	11,075	9,746
Biomet, Inc.,
10.00%, 10/15/17	16,800	17,136
		26,882
Healthcare – Services – 8.4%
AMR HoldCo Inc./Emcare HoldCo Inc.,
10.00%, 2/15/15	12,175	12,754
Community Health Systems, Inc.,
8.88%, 7/15/15	14,535	13,808
HCA, Inc.,
9.13%, 11/15/14	41,250	40,116
9.25%, 11/15/16	16,685	16,226
Healthsouth Corp.,
9.13%, 6/15/14	10,325	10,015
10.75%, 6/15/16	6,500	6,565
Iasis Healthcare,
8.75%, 6/15/14	10,800	10,206
Tenet Healthcare Corp.,
6.88%, 11/15/31	28,300	19,244
		128,934
Insurance – 0.5%
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	9,350	8,134
Internet – 0.5%
Expedia, Inc. (1)
8.50%, 7/1/16	8,375	7,537
Iron/Steel – 0.8%
Steel Dynamics, Inc.,
7.38%, 11/1/12	12,850	11,758
Machinery – Diversified – 0.6%
Case Corp.,
7.25%, 1/15/16	9,930	8,987
Media – 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
8.75%, 11/15/13	2,250	1,958

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Media – 4.0% – continued
Charter Communications Operating LLC/Charter Communications Operating Capital, (1)(2)
10.88%, 9/15/14	$26,000	$25,220
CSC Holdings, Inc.,
8.13%, 7/15/09	8,960	8,870
DirecTV Holdings LLC/DirecTV Financing Co, (1)
7.63%, 5/15/16	8,650	7,828
Donnelley (R.H.) Corp.,
8.88%, 1/15/16	15,825	5,381
Mediacom Broadband LLC,
8.50%, 10/15/15	7,675	6,332
TL Acquisitions, Inc.,
10.50%, 1/15/15	7,150	5,648
Young Broadcasting, Inc.,
10.00%, 3/1/11	8,760	1,270
		62,507
Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc.,
8.25%, 4/1/15	11,775	11,569
Miscellaneous Manufacturing – 0.5%
Park-Ohio Industries, Inc.,
8.38%, 11/15/14	9,440	7,481
Oil & Gas – 7.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
7.13%, 5/20/16	15,190	13,595
Chesapeake Energy Corp.,
7.50%, 6/15/14	6,805	6,516
6.88%, 1/15/16	20,175	18,410
Denbury Resources, Inc.,
7.50%, 12/15/15	11,650	10,718
Encore Acquisition Co.,
7.25%, 12/1/17	11,935	9,787
Inergy LP/Inergy Finance Corp.,
8.25%, 3/1/16	14,000	12,880
Pioneer National Resources Co.,
5.88%, 7/15/16	9,315	8,025
Quicksilver Resources, Inc.,
7.13%, 4/1/16	9,770	7,962
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Oil & Gas – 7.7% – continued
Southwestern Energy, (1)
7.50%, 2/1/18	$9,975	$9,676
Swift Energy Co.,
7.13%, 6/1/17	14,505	12,329
Whiting Petroleum Corp.,
7.00%, 2/1/14	10,255	8,717
		118,615
Oil & Gas Services – 0.6%
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	9,662	8,986
Packaging & Containers – 1.7%
Ball Corp.,
6.63%, 3/15/18	8,025	7,463
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	9,400	9,259
Packaging Dynamics Finance Corp., (1)(2)
10.00%, 5/1/16	6,000	3,900
Solo Cup Co.,
8.50%, 2/15/14	6,550	5,240
		25,862
Pipelines – 1.4%
El Paso Corp.,
7.25%, 6/1/18	22,450	20,878
Real Estate Investment Trusts – 1.2%
Host Hotels & Resorts LP,
6.75%, 6/1/16	11,975	9,790
Omega Healthcare Investors, Inc.,
7.00%, 4/1/14	10,245	9,425
		19,215
Retail – 1.0%
Neiman-Marcus,
9.00%, 10/15/15	8,925	7,475
Rite Aid Corp.,
9.38%, 12/15/15	15,025	7,888
		15,363
Semiconductors – 0.4%
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	8,950	6,176
Software – 0.3%
Open Solutions, Inc., (1)(2)
9.75%, 2/1/15	6,860	4,459

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.6% – continued
Supermarkets – 1.0%
SUPERVALU, Inc.,
7.50%, 11/15/14	$15,180	$14,725
Telecommunications – 6.6%
Centennial Cellular Operating Co.,
10.13%, 6/15/13	12,150	12,029
Cincinnati Bell, Inc.,
8.38%, 1/15/14	9,450	8,222
Citizens Communications Co.,
9.00%, 8/15/31	11,020	8,430
Lucent Technologies, Inc.,
6.45%, 3/15/29	12,125	7,396
MasTec, Inc.,
7.63%, 2/1/17	11,850	10,013
Paetec Holdings Corp.,
9.50%, 7/15/15	4,925	3,374
Qwest Capital Funding, Inc.,
7.90%, 8/15/10	19,542	18,907
Sprint Capital Corp.,
8.38%, 3/15/12	28,375	25,537
Windstream Corp.,
8.63%, 8/1/16	9,200	8,487
		102,395
Total Corporate Bonds
(Cost $1,402,955)		1,242,510

FOREIGN ISSUER BONDS – 9.4%
Electric – 0.7%
Intergen N.V., (1)(2)
9.00%, 6/30/17	10,865	10,865
Forest Products & Paper – 0.6%
Abitibi-Consolidated Co of Canada, (1)
13.75%, 4/1/11	10,075	10,025
Gaming – 0.5%
Galaxy Entertainment Finance Co. Ltd., (1)(2)
9.88%, 12/15/12	11,216	7,627
Insurance – 0.3%
Catlin Insurance Co. Ltd., (1)(2)
7.25%, 12/31/49	10,000	4,464

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.4% – continued
Media – 2.0%
Intelsat Jackson Holdings Ltd., (1)(2)
9.50%, 6/15/16	$11,425	$10,625
Intelsat Subsidiary Holding Co Ltd., (1)(2)
8.50%, 1/15/13	11,825	10,938
Kabel Deutschland GmbH,
10.63%, 7/1/14	9,428	9,240
		30,803
Mining – 0.7%
Vedanta Resources PLC, (1)(2)
9.50%, 7/18/18	12,775	10,845
Oil & Gas – 1.5%
Compton Petroleum Finance Corp.,
7.63%, 12/1/13	11,425	10,025
Opti Canada, Inc.,
8.25%, 12/15/14	14,385	12,875
		22,900
Packaging & Containers – 0.6%
Vitro SAB de CV,
9.13%, 2/1/17	13,375	8,304
Pipelines – 0.9%
Kinder Morgan Finance,
5.70%, 1/5/16	16,900	14,534
Semiconductors – 0.6%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless,
10.13%, 12/1/13	8,900	8,989
Telecommunications – 0.3%
Nortel Networks,
10.75%, 7/15/16	8,100	4,961
Transportation – 0.7%
Kansas City Southern de Mexico S.A .de C.V.,
7.63%, 12/1/13	10,875	10,386
Total Foreign Issuer Bonds
(Cost $171,572)		144,703

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
IPCS, Inc.,
Exp. 7/15/10, Strike $5.50 (1)(3)*	1,500	$–
Leap Wireless International,
Exp. 4/15/10, Strike $96.80 (1)(3)*	2,500	–
Leap Wireless International,
Exp. 4/15/10, Strike $96.80 (1)(3)*	2,000	–
Total Warrants
(Cost $10)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 5.3%
Royal Bank of Scotland, London, Eurodollar Time Deposit,
1.50%, 10/1/08	$82,324	82,324
Total Short-Term Investment
(Cost $82,324)		82,324

Total Investments – 95.3%
(Cost $1,656,861)		1,469,537
Other Assets less Liabilities – 4.7%		72,758
NET ASSETS – 100.0%		$1,542,295

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2008, the value of these restricted, illiquid securities amounted to approximately $167,980 or 10.9% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
SECURITY
ACE Hardware Corp.,
9.13%, 6/1/16	5/08/08 – 7/24/08	$13,417
Buffalo Thunder Development Authority,
9.38%, 12/15/14	12/08/06 – 2/21/08	7,102
Catlin Insurance Co. Ltd.,
7.25%, 12/31/49	6/06/07	9,686
CDX North America High Yield,
8.88%, 6/29/13	6/11/08 – 8/07/08	26,299
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14	5/02/08 – 8/07/08	27,832

	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
SECURITY
Chukchansi Economic Development Authority,
8.00%, 11/15/13	12/02/05 – 1/23/08	$11,023
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12	12/07/05 – 6/23/08	11,396
Intelsat Jackson Holdings Ltd.,
9.50%, 6/15/16	8/07/08 – 8/14/08	11,621
Intelsat Subsidiary Holding Co Ltd.,
8.50%, 1/15/13	7/22/08 – 7/23/08	11,766
Intergen N.V.,
9.00%, 6/30/17	7/23/07	10,777
Mashantucket Western Pequot Tribe,
8.50%, 11/15/15	11/08/07 – 11/09/07	14,735
Moog, Inc.,
7.25%, 6/15/18	7/08/08 – 9/22/08	8,919
Open Solutions, Inc.,
9.75%, 2/1/15	1/18/07 – 12/14/07	6,766
Packaging Dynamics Finance Corp.,
10.00%, 5/1/16	4/13/06 – 4/12/07	6,105
Scientific Games Corp.,
7.88%, 6/15/16	6/02/08	7,350
TRW Automotive, Inc.,
7.25%, 3/15/17	4/17/08	5,531
Vedanta Resources PLC,
9.50%, 7/18/18	7/01/08	12,775

(3)	Security has been deemed worthless by the NTGI Valuation Committee.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AA	1.4%
BBB	1.2
BB	26.3
B	52.4
CCC	7.2
CC to D	0.1
Not Rated	3.4
Cash Equivalents	8.0
Total	100.0%

*Standard	& Poor’s Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$ –	$–

Level 2	1,469,537	–

Level 3	–	–

Total	$1,469,537	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.1% (1)
Fannie Mae – 22.8%
3.25%, 2/10/10	$14,500	$14,516
5.08%, 5/14/10	1,500	1,520
2.38%, 5/20/10	1,085	1,072
3.25%, 8/12/10	14,000	14,033
2.88%, 10/12/10	10,100	10,054
3.63%, 8/15/11	8,500	8,559
6.13%, 3/15/12	5,000	5,396
3.88%, 7/12/13	3,000	2,992
Pool #555649,
7.50%, 10/1/32	170	184
Pool #869217,
5.45%, 2/1/36	2,976	3,021
Pool #893082,
5.83%, 9/1/36	1,813	1,859
Pool #968158,
6.50%, 1/1/38	3,093	3,175
Pool #974899,
5.50%, 3/1/38	19,000	18,961
Pool #992185,
5.50%, 10/1/38	7,000	6,986
Pool TBA, (2)
5.50%, 10/15/33	26,000	25,927
		118,255
Federal Farm Credit Bank – 1.4%
2.63%, 4/21/11	3,141	3,075
3.88%, 8/25/11	4,400	4,433
		7,508
Federal Home Loan Bank – 8.7%
5.00%, 12/11/09	12,750	13,016
3.38%, 10/20/10	7,500	7,504
2.63%, 5/20/11	7,100	6,941
3.38%, 6/24/11	4,815	4,772
3.63%, 5/29/13	1,600	1,567
4.00%, 9/6/13	4,800	4,757
3.63%, 10/18/13	6,500	6,322
		44,879
Freddie Mac – 12.2%
4.75%, 11/3/09	11,700	11,898
3.25%, 7/16/10	14,440	14,467
5.30%, 1/9/12	6,700	6,736
4.13%, 9/27/13	5,000	5,039
4.88%, 11/15/13	5,000	5,202

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.1% (1) – continued
Freddie Mac – 12.2% – continued
Pool #1J0365,
5.93%, 4/1/37	$2,222	$2,265
Pool #1J2840,
5.99%, 9/1/37	5,069	5,167
Pool #1Q0323,
5.38%, 5/1/37	9,702	9,854
Pool #410092,
6.23%, 11/1/24	16	16
Series 2944, Class WD,
5.50%, 11/15/28	2,365	2,412
		63,056
Total U.S. Government Agencies
(Cost $233,852)		233,698

U.S. GOVERNMENT OBLIGATIONS – 56.0%
U.S. Treasury Inflation Indexed Note – 4.8%
1.88%, 7/15/13	21,198	25,290
U.S. Treasury Notes – 51.2%
2.38%, 8/31/10	17,000	17,130
2.00%, 9/30/10	119,659	119,696
4.25%, 1/15/11	26,500	27,883
4.63%, 10/31/11	8,034	8,570
4.63%, 12/31/11	18,120	19,331
3.13%, 9/30/13	63,729	64,167
4.00%, 8/15/18	8,465	8,585
		265,362
Total U.S. Government Obligations
(Cost $290,799)		290,652

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.3%
U.S. Treasury Bill,
1.88%, 11/20/08	$1,500	$1,496
Total Short-Term Investment
(Cost $1,496)		1,496

Total Investments – 101.4%
(Cost $526,147)		525,846
Liabilities less Other Assets – (1.4)%		(7,502)
NET ASSETS – 100.0%		$518,344

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%
Total	100.0%
* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$–	$–

Level 2	525,846	–

Level 3	–	–

Total	$525,846	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.3% (1)
Fannie Mae – 13.6%
2.88%, 10/12/10	$2,500	$2,488
3.88%, 7/12/13	1,200	1,197
5.00%, 5/11/17	1,600	1,637
Pool #555649,
7.50%, 10/1/32	278	301
Pool #869217,
5.45%, 2/1/36	3,085	3,131
Pool #893082,
5.83%, 9/1/36	1,118	1,147
Pool #968158,
6.50%, 1/1/38	1,350	1,386
Pool TBA, (2)
5.50%, 10/15/33	6,500	6,482
		17,769
Federal Farm Credit Bank – 4.0%
2.63%, 4/21/11	1,022	1,000
3.88%, 8/25/11	1,265	1,275
3.50%, 10/3/11	3,000	2,989
		5,264
Federal Home Loan Bank – 6.5%
5.00%, 12/11/09	3,000	3,062
3.38%, 10/20/10	1,500	1,501
3.38%, 6/24/11	1,225	1,214
4.00%, 9/6/13	1,200	1,189
3.63%, 10/18/13	1,625	1,581
		8,547
Freddie Mac – 15.1%
3.25%, 7/16/10	3,560	3,567
4.13%, 9/27/13	3,000	3,023
4.88%, 11/15/13	3,000	3,122
5.25%, 4/18/16	1,750	1,827
Pool #1J0365,
5.93%, 4/1/37	2,160	2,202
Pool #1J2840,
5.99%, 9/1/37	2,734	2,787
Pool #410092,
6.23%, 11/1/24	66	66
Series 2944, Class WD,
5.50%, 11/15/28	3,125	3,187
		19,781
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.3% (1) – continued
Government National Mortgage Association – 0.1%
Pool #268360,
10.00%, 4/15/19	$23	$26
Pool #270288,
10.00%, 6/15/19	24	27
		53
Total U.S. Government Agencies
(Cost $51,529)		51,414

U.S. GOVERNMENT OBLIGATIONS – 56.0%
U.S. Treasury Bond – 2.2%
8.75%, 5/15/20	2,000	2,833
U.S. Treasury Inflation Indexed Note – 4.8%
1.88%, 7/15/13	5,325	6,353
U.S. Treasury Notes – 49.0%
2.00%, 9/30/10	10,966	10,970
4.25%, 1/15/11	10,500	11,048
4.50%, 2/28/11	3,300	3,491
4.63%, 10/31/11	1,004	1,071
4.25%, 8/15/13	6,250	6,634
3.13%, 9/30/13	7,733	7,786
4.00%, 2/15/15	1,776	1,865
5.13%, 5/15/16	13,298	14,634
4.00%, 8/15/18	6,560	6,653
		64,152
Total U.S. Government Obligations
(Cost $73,636)		73,338

SHORT-TERM INVESTMENTS – 2.0%
Royal Bank of Scotland, London, Eurodollar Time Deposit,
1.50%, 10/1/08	1,979	1,979
U.S. Treasury Bill,
1.88%, 11/20/08	700	698
Total Short-Term Investments
(Cost $2,677)		2,677

Total Investments – 97.3%
(Cost $127,842)		127,429
Other Assets less Liabilities – 2.7%		3,560
NET ASSETS – 100.0%		$130,989

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$–	$–

Level 2	127,429	–

Level 3	–	–

Total	$127,429	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government and U.S. Government Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.), Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2008, the Funds had no outstanding futures contracts.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) MORTGAGE DOLLAR ROLLS The Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. The aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $493,368, $531,025, $200,192 and $68,759 for the Bond Index, Fixed Income, Short-Intermediate U.S. Government and U.S. Government Funds, respectively. When-issued securities at September 30, 2008, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, each Fund’s Statement of Assets and Liabilities.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2008, were approximately $6,000 for the High Yield Fixed Income Fund. This amount is included in “Proceeds from Shares Sold” in Note 6 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
Fixed Income	Daily	Monthly
Global Fixed Income	Annually	Annually
High Yield Fixed Income	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007, through the fiscal year ended March 31, 2008, the High Yield Fixed Income Fund incurred net capital losses of approximately $46,117,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2011	MARCH 31, 2014	MARCH 31, 2015	MARCH 31, 2016
Bond Index	$ —	$ —	$36	$30
Fixed Income	—	2,863	5,200	6,244
Global Fixed Income	—	—	87	—
High Yield Fixed Income	23,434	3,599	—	5,500

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2008, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Bond Index	$—	$571	$—	$15,686
Fixed Income	—	—	—	1,498
Global Fixed Income	—	2,687	—	4,589
High Yield Fixed Income	—	2,064	—	(136,189)
Short-Intermediate U.S. Government	—	4,374	85	2,946
U.S. Government	—	472	43	1,862

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$17,587	$—
Fixed Income	—	49,335	—
Global Fixed Income	—	1,316	—
High Yield Fixed Income	—	134,041	—
Short-Intermediate U.S. Government	—	7,334	—
U.S. Government	—	5,317	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$434	$—
Fixed Income	—	42,133	—
Global Fixed Income	—	1,258	—
High Yield Fixed Income	—	114,501	—
Short-Intermediate U.S. Government	—	5,541	—
U.S. Government	—	6,006	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2008, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

At September 30, 2008, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2008, was approximately $1,000 for the Global Fixed Income Fund. When utilized, the average dollar amount of the Fund’s borrowings was $588,235 and the weighted average interest rate on these borrowings was 2.76 percent.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2008, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the period April 1, 2008, through July 30, 2008, were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Bond Index	0.15%	0.25%
Fixed Income	0.70%	0.90%
Global Fixed Income	0.85%	1.15%
High Yield Fixed Income	0.70%	0.90%
Short-Intermediate U.S. Government	0.70%	0.90%
U.S. Government	0.70%	0.90%

Effective July 31, 2008, the contractual advisory fees for several of the Funds were amended to reflect breakpoints at varying asset

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

levels. The annual advisory fees and expense limitations for the Funds for the period July 31, 2008, through September 30, 2008, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Bond Index	0.15%	0.25%

	CONTRACTUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Fixed Income	0.70%	0.66%	0.63%	0.90%
Global Fixed Income	0.85%	0.80%	0.77%	1.15%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.89%
Short-Intermediate U.S. Government	0.70%	0.66%	0.63%	0.90%
U.S. Government	0.70%	0.66%	0.63%	0.90%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$557,768	$76,716	$439,542	$4,146
Fixed Income	1,882,720	379,854	1,982,511	173,565
Global Fixed Income	10,208	33,979	2,918	23,086
High Yield Fixed Income	—	749,930	—	786,896
Short-Intermediate U.S. Government	2,470,946	—	2,313,276	—
U.S. Government	509,367	—	495,798	—

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond Index	$10,345	$(23,453)	$(13,108)	$938,551
Fixed Income	8,279	(30,085)	(21,806)	1,256,580
Global Fixed Income	1,692	(1,249)	443	99,791
High Yield Fixed Income	1,468	(188,792)	(187,324)	1,656,861
Short-Intermediate U.S. Government	1,242	(1,543)	(301)	526,147
U.S. Government	273	(686)	(413)	127,842

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	29,282	$294,092	374	$3,741	(9,536)	$(95,729)	20,120	$202,104
Fixed Income	19,365	187,365	211	2,030	(14,473)	(139,604)	5,103	49,791
Global Fixed Income	3,570	41,282	—	—	(1,529)	(17,707)	2,041	23,575
High Yield Fixed Income	36,640	265,246	1,485	10,708	(41,073)	(292,951)	(2,948)	(16,997)
Short-Intermediate U.S. Government	15,706	160,461	30	314	(4,650)	(47,509)	11,086	113,266
U.S. Government	3,272	33,163	35	347	(2,717)	(27,280)	590	6,230

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	62,700	$628,971	301	$3,013	(10,286)	$(103,702)	52,715	$528,282
Fixed Income	38,504	375,497	576	5,612	(35,332)	(344,300)	3,748	36,809
Global Fixed Income	3,909	45,044	18	203	(977)	(10,860)	2,950	34,387
High Yield Fixed Income	77,246	607,380	3,074	24,094	(65,072)	(508,632)	15,248	122,842
Short-Intermediate U.S. Government	32,566	328,295	117	1,174	(5,915)	(60,225)	26,768	269,244
U.S. Government	3,029	29,818	107	1,059	(5,344)	(53,216)	(2,208)	(22,339)

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, and (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, ”Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES SEPTEMBER 30, 2008 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 - 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 64), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.25%	$1,000.00	$982.50	$1.24
Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26	**

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.90%	$1,000.00	$982.70	$4.46
Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55	**

GLOBAL FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.15%	$1,000.00	$927.20	$5.54
Hypothetical	1.15%	$1,000.00	$1,019.25	$5.81	**

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.90%	$1,000.00	$943.10	$4.37
Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55	**

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.90%	$1,000.00	$996.80	$4.49
Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55	**

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.90%	$1,000.00	$994.20	$4.49
Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

G.O.	General Obligation

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, the “Investment Advisers”).

At a meeting of the Board of Trustees held on May 9, 2008 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Advisers, their services and the Funds, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered the Investment Advisers’ staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered the Investment Advisers’ financial resources and their ability to attract and retain portfolio management talent. The Trustees also discussed the Investment Advisers’ continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Advisers’ responsiveness to their requests for information throughout the year, including, but not limited to, the in-depth performance reports discussed below. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Advisers’ voluntary reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the funds. Information was also presented to the Board with respect to the Investment Advisers’ expenses and profitability with respect to the Funds. Information on the services rendered by the Investment Advisers to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees also considered information regarding the proposed breakpoints as discussed in the Meeting, including a comparison against information provided by a third party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds. Information was also provided on the fee rates charged by Investment Advisers to private accounts managed by them. In addition, the Trustees noted the Investment Advisers’ voluntary undertaking to limit the Funds’ total expense ratios to specified levels.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Trustees considered the Funds’ investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers’ investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues with respect to Funds.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

Based on the information received, the Trustees concluded that performance was satisfactory for the majority of the Funds and that where the Funds had underperformed, the Investment Advisers were devoting appropriate resources to improve performance.

Economies of Scale

The Trustees also reviewed information as to whether the Investment Advisers’ were likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers’ view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through the Investment Advisers’ voluntary expense caps for the Funds and through the new advisory fee breakpoints adopted by the Board at the Meeting.

Other Benefits

The Trustees considered other benefits derived by the Investment Advisers and their affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by the Investment Advisers and their affiliates, which included services as the Funds’ custodian, transfer agent, and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with the Investment Advisers and their affiliates.

Other benefits considered by the Trustees included the Investment Advisers’ extent and use of soft dollars. In this regard, the Trustees received written and oral reports from the Investment Advisers’ regarding their processes for testing best execution.

After deliberation, the Trustees concluded at the Meetings with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Investment Advisers, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

25	CALIFORNIA TAX-EXEMPT FUND

31	HIGH YIELD MUNICIPAL FUND

43	INTERMEDIATE TAX-EXEMPT FUND

53	SHORT-INTERMEDIATE TAX-EXEMPT FUND

61	TAX-EXEMPT FUND

71	NOTES TO THE FINANCIAL STATEMENTS

77	FUND EXPENSES

78	ABBREVIATIONS AND OTHER INFORMATION

79	TRUSTEES AND OFFICERS

79	APPROVAL OF ADVISORY AGREEMENT

84	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$85,849	$173,671
Investments, at value	$82,038	$167,648
Cash	201	81
Interest income receivable	1,006	1,942
Dividend income receivable	1	–
Receivable for securities sold	2,245	1,969
Receivable for fund shares sold	85	1,098
Receivable from investment adviser	3	3
Prepaid and other assets	7	9
Total Assets	85,586	172,750
LIABILITIES:
Payable for securities purchased	–	–
Payable for when-issued securities	–	–
Payable for fund shares redeemed	222	23
Distributions to shareholders	61	117
Payable to affiliates:
Investment advisory fees	8	16
Co-administration fees	2	4
Custody and accounting fees	–	–
Transfer agent fees	–	3
Trustee fees	3	2
Accrued other liabilities	20	21
Total Liabilities	316	186
Net Assets	$85,270	$172,564
ANALYSIS OF NET ASSETS:
Capital stock	$89,322	$179,634
Accumulated undistributed net investment income (loss)	–	–
Accumulated undistributed net realized gain (loss)	(241)	(1,047)
Net unrealized depreciation	(3,811)	(6,023)
Net Assets	$85,270	$172,564
Shares Outstanding ($.0001 par value, unlimited authorization)	8,951	17,976
Net Asset Value, Redemption and Offering Price Per Share:	$9.53	$9.60

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$137,064	$425,852	$888,668	$265,918	$786,887
$130,865	$376,577	$853,495	$263,738	$757,469
52	3	646	4,051	4,810
1,823	6,755	10,175	2,689	9,867
–	–	–	–	–
1,481	9,737	–	1,027	16,956
280	339	1,660	1,618	957
3	7	12	5	12
11	6	19	18	15
134,515	393,424	866,007	273,146	790,086

–	657	–	7	10,190
–	–	6,744	2,873	2,951
341	1,000	288	116	296
96	358	584	156	569
12	43	78	22	71
3	10	21	7	19
1	–	–	–	–
2	7	14	4	13
3	3	6	1	5
20	42	42	19	38
478	2,120	7,777	3,205	14,152
$134,037	$391,304	$858,230	$269,941	$775,934

$140,633	$450,584	$894,809	$271,976	$813,901
–	–	77	–	(67)
(397)	(10,005)	(1,483)	145	(8,482)
(6,199)	(49,275)	(35,173)	(2,180)	(29,418)
$134,037	$391,304	$858,230	$269,941	$775,934
13,448	47,111	88,925	26,903	80,214
$9.97	$8.31	$9.65	$10.03	$9.67

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$1,851	$3,325
Dividend income	11	–
Total Investment Income	1,862	3,325
EXPENSES:
Investment advisory fees	219	455
Co-administration fees	60	124
Custody fees	12	13
Accounting fees	13	17
Transfer agent fees	40	83
Registration fees	6	5
Printing fees	10	10
Professional fees	10	10
Trustee fees and expenses	4	4
Shareholder servicing fees	1	1
Other	4	4
Total Expenses	379	726
Less expenses reimbursed by investment adviser	(80)	(104)
Less custodian credits	–	(1)
Net Expenses	299	621
Net Investment Income	1,563	2,704
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on investments	(9)	(234)
Net change in unrealized depreciation on investments	(4,377)	(6,135)
Net Losses on Investments	(4,386)	(6,369)
Net Decrease in Net Assets Resulting from Operations	$(2,823)	$(3,665)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,189	$10,066	$17,080	$3,690	$17,562
–	1,396	355	60	207
3,189	11,462	17,435	3,750	17,769

369	1,336	2,276	544	2,120
101	308	621	163	578
13	26	46	15	46
17	29	46	19	45
67	206	414	109	385
5	11	12	12	12
10	11	20	10	20
10	10	19	10	19
3	4	8	4	8
2	28	8	–	21
5	4	7	3	7
602	1,973	3,477	889	3,261
(98)	(225)	(369)	(125)	(367)
(1)	(1)	(4)	(2)	(3)
503	1,747	3,104	762	2,891
2,686	9,715	14,331	2,988	14,878

(66)	(3,662)	(474)	99	(1,703)
(7,180)	(24,322)	(35,148)	(3,700)	(37,859)
(7,246)	(27,984)	(35,622)	(3,601)	(39,562)
$(4,560)	$(18,269)	$(21,291)	$(613)	$(24,684)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008
OPERATIONS:
Net investment income	$1,563	$2,415	$2,704	$4,616
Net realized gains (losses)	(9)	(232)	(234)	(813)
Net change in unrealized appreciation (depreciation)	(4,377)	(1,157)	(6,135)	(2,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,823)	1,026	(3,665)	1,401
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	19,567	18,538	37,663	31,855
Net Increase in Net Assets Resulting from Capital Share Transactions	19,567	18,538	37,663	31,855
DISTRIBUTIONS PAID:
From net investment income	(1,563)	(2,415)	(2,704)	(4,616)
From net realized gains	–	(296)	–	(55)
Total Distributions Paid	(1,563)	(2,711)	(2,704)	(4,671)
Total Increase in Net Assets	15,181	16,853	31,294	28,585
NET ASSETS:
Beginning of period	70,089	53,236	141,270	112,685
End of period	$85,270	$70,089	$172,564	$141,270
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$–	$–

(1)	Commenced investment operations on August 22, 2007.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008(1)	SEPT. 30, 2008	MARCH 31, 2008

$2,686	$5,036	$9,715	$15,931	$14,331	$24,278	$2,988	$2,080	$14,878	$25,313
(66)	(331)	(3,662)	(3,963)	(474)	(966)	99	46	(1,703)	(6,735)
(7,180)	(3,638)	(24,322)	(34,499)	(35,148)	(5,770)	(3,700)	1,520	(37,859)	(9,703)
(4,560)	1,067	(18,269)	(22,531)	(21,291)	17,542	(613)	3,646	(24,684)	8,875

9,416	25,069	40,456	95,503	141,772	120,419	100,356	171,620	107,137	146,202
9,416	25,069	40,456	95,503	141,772	120,419	100,356	171,620	107,137	146,202

(2,686)	(5,036)	(9,715)	(15,931)	(14,331)	(24,278)	(2,988)	(2,080)	(14,878)	(25,313)
–	(715)	–	–	–	(1,557)	–	–	–	(1,992)
(2,686)	(5,751)	(9,715)	(15,931)	(14,331)	(25,835)	(2,988)	(2,080)	(14,878)	(27,305)
2,170	20,385	12,472	57,041	106,150	112,126	96,755	173,186	67,575	127,772

131,867	111,482	378,832	321,791	752,080	639,954	173,186	–	708,359	580,587
$134,037	$131,867	$391,304	$378,832	$858,230	$752,080	$269,941	$173,186	$775,934	$708,359
$–	$–	$–	$–	$77	$77	$–	$–	$(67)	$(67)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.01	$10.28	$10.29	$10.51	$10.86	$10.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.40	0.41	0.41	0.41	0.44
Net realized and unrealized gains (losses)	(0.48)	(0.22)	0.04	(0.13)	(0.26)	0.02
Total from Investment Operations	(0.28)	0.18	0.45	0.28	0.15	0.46
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.40)	(0.41)	(0.41)	(0.41)	(0.44)
From net realized gains	–	(0.05)	(0.05)	(0.09)	(0.09)	(0.04)
Total Distributions Paid	(0.20)	(0.45)	(0.46)	(0.50)	(0.50)	(0.48)
Net Asset Value, End of Period	$9.53	$10.01	$10.28	$10.29	$10.51	$10.86
Total Return(1)	(2.90)%	1.75%	4.50%	2.70%	1.44%	4.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$85,270	$70,089	$53,236	$52,233	$65,037	$77,803
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.95%	0.99%	1.01%	1.11%	1.11%	1.12%
Net investment income, net of waivers, reimbursements and credits	3.92%	3.93%	4.00%	3.88%	3.87%	4.04%
Net investment income, before waivers, reimbursements and credits	3.72%	3.69%	3.74%	3.62%	3.61%	3.77%
Portfolio Turnover Rate	23.23%	62.06%	67.02%	28.99%	36.84%	61.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$9.94	$10.19		$10.15	$10.29	$10.61	$10.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.36		0.38	0.39	0.38	0.36
Net realized and unrealized gains (losses)	(0.34)	(0.25)		0.05	(0.11)	(0.26)	0.07
Total from Investment Operations	(0.18)	0.11		0.43	0.28	0.12	0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.36)		(0.38)	(0.39)	(0.38)	(0.36)
From net realized gains	–	–	(3)	(0.01)	(0.03)	(0.06)	(0.08)
Total Distributions Paid	(0.16)	(0.36)		(0.39)	(0.42)	(0.44)	(0.44)
Net Asset Value, End of Period	$9.60	$9.94		$10.19	$10.15	$10.29	$10.61
Total Return(1)	(1.83)%	1.18%		4.29%	2.70%	1.09%	4.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$172,564	$141,270		$112,685	$74,434	$70,277	$74,824
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75	%(4)	0.75%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.88%	0.90%		0.93%	1.08%	1.10%	1.11%
Net investment income, net of waivers, reimbursements and credits	3.26%	3.62%		3.72%	3.76%	3.62%	3.42%
Net investment income, before waivers, reimbursements and credits	3.13%	3.47%		3.54%	3.53%	3.37%	3.16%
Portfolio Turnover Rate	22.45%	64.84%		41.71%	31.34%	86.88%	108.29%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(4)	The net expense ratio includes custodian credits of approximately $7,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.51	$10.92	$10.93	$11.01	$11.30	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.43	0.46	0.45	0.46	0.45
Net realized and unrealized gains (losses)	(0.54)	(0.35)	0.03	(0.03)	(0.18)	0.13
Total from Investment Operations	(0.33)	0.08	0.49	0.42	0.28	0.58
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.43)	(0.46)	(0.45)	(0.46)	(0.45)
From net realized gains	–	(0.06)	(0.04)	(0.05)	(0.11)	(0.15)
Total Distributions Paid	(0.21)	(0.49)	(0.50)	(0.50)	(0.57)	(0.60)
Net Asset Value, End of Period	$9.97	$10.51	$10.92	$10.93	$11.01	$11.30
Total Return(1)	(3.21)%	0.74%	4.54%	3.93%	2.56%	5.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$134,037	$131,867	$111,482	$91,761	$95,360	$113,845
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.90%	0.90%	0.92%	1.05%	1.08%	1.08%
Net investment income, net of waivers, reimbursements and credits	4.01%	4.01%	4.14%	4.09%	4.11%	3.95%
Net investment income, before waivers, reimbursements and credits	3.86%	3.86%	3.97%	3.89%	3.88%	3.72%
Portfolio Turnover Rate	23.23%	48.69%	48.72%	21.04%	70.99%	144.30%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$8.89	$9.89	$9.69	$9.63	$9.61	$9.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.42	0.42	0.42	0.42	0.44
Net realized and unrealized gains (losses)	(0.58)	(1.00)	0.20	0.06	0.02	0.25
Total from Investment Operations	(0.37)	(0.58)	0.62	0.48	0.44	0.69
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.44)
Total Distributions Paid	–	(0.42)	(0.42)	(0.42)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.31	$8.89	$9.89	$9.69	$9.63	$9.61
Total Return(1)	(4.27)%	(5.95)%	6.53%	5.00%	4.75%	7.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$391,304	$378,832	$321,791	$234,292	$124,859	$89,919
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.96%	0.97%	0.98%	1.05%	1.07%	1.12%
Net investment income, net of waivers, reimbursements and credits	4.73%	4.53%	4.29%	4.27%	4.43%	4.63%
Net investment income, before waivers, reimbursements and credits	4.62%	4.41%	4.16%	4.07%	4.21%	4.36%
Portfolio Turnover Rate	10.27%	25.81%	13.20%	12.95%	19.34%	16.56%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.05	$10.16	$10.18	$10.30	$10.57	$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.36	0.37	0.34	0.33	0.33
Net realized and unrealized gains (losses)	(0.40)	(0.09)	0.07	(0.08)	(0.18)	0.14
Total from Investment Operations	(0.23)	0.27	0.44	0.26	0.15	0.47
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.36)	(0.37)	(0.34)	(0.33)	(0.33)
From net realized gains	–	(0.02)	(0.09)	(0.04)	(0.09)	(0.21)
Total Distributions Paid	(0.17)	(0.38)	(0.46)	(0.38)	(0.42)	(0.54)
Net Asset Value, End of Period	$9.65	$10.05	$10.16	$10.18	$10.30	$10.57
Total Return(1)	(2.30)%	2.75%	4.36%	2.56%	1.48%	4.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$858,230	$752,080	$639,954	$560,492	$578,274	$631,627
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.84%	0.85%	0.85%	0.99%	1.01%	1.04%
Net investment income, net of waivers, reimbursements and credits	3.46%	3.58%	3.60%	3.32%	3.21%	3.10%
Net investment income, before waivers, reimbursements and credits	3.37%	3.48%	3.50%	3.18%	3.05%	2.91%
Portfolio Turnover Rate	106.79%	266.10%	281.30%	192.60%	194.77%	274.17%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	PERIOD ENDED MARCH 31, 2008(3)
Net Asset Value, Beginning of Period	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.19
Net realized and unrealized gain (losses)	(0.14)	0.17
Total from Investment Operations	–	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.19)
Total Distributions Paid	–	(0.19)
Net Asset Value, End of Period	$10.03	$10.17
Total Return(1)	(0.03)%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$269,941	$173,186
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.70%	0.70%
Expenses, before waivers, reimbursements and credits	0.82%	0.89%
Net investment income, net of waivers, reimbursements and credits	2.75%	3.07%
Net investment income, before waivers, reimbursements and credits	2.63%	2.88%
Portfolio Turnover Rate	20.89%	10.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on August 22, 2007.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004
Net Asset Value, Beginning of Period	$10.16	$10.45	$10.47	$10.59	$10.98	$10.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.40	0.42	0.43	0.44	0.44
Net realized and unrealized gains (losses)	(0.49)	(0.26)	0.08	(0.06)	(0.21)	0.17
Total from Investment Operations	(0.29)	0.14	0.50	0.37	0.23	0.61
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.40)	(0.42)	(0.43)	(0.44)	(0.44)
From net realized gains	–	(0.03)	(0.10)	(0.06)	(0.18)	(0.10)
Total Distributions Paid	(0.20)	(0.43)	(0.52)	(0.49)	(0.62)	(0.54)
Net Asset Value, End of Period	$9.67	$10.16	$10.45	$10.47	$10.59	$10.98
Total Return(1)	(2.96)%	1.35%	4.88%	3.50%	2.18%	5.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$775,934	$708,359	$580,587	$477,295	$468,179	$522,221
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.85%	0.85%	0.86%	1.00%	1.01%	1.05%
Net investment income, net of waivers, reimbursements and credits	3.86%	3.87%	3.97%	4.04%	4.12%	3.98%
Net investment income, before waivers, reimbursements and credits	3.76%	3.77%	3.86%	3.89%	3.96%	3.78%
Portfolio Turnover Rate	104.91%	278.36%	260.99%	163.06%	150.48%	230.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0%
Arizona – 87.1%
Arizona Greater Development Authority Infrastructure Revenue Bonds, Series 2, County Jail 5.25%, 8/1/31	$1,005	$913
Arizona Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	1,804
Arizona Greater Development Authority Infrastructure 5.25%, 8/1/33	1,470	1,355
Arizona Health Facilities Authority Revenue Bonds, Series A, Banner Health, 5.00%, 1/1/18	550	536
5.25%, 1/1/22	500	469
5.00%, 1/1/35	500	428
Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Children’s Hospital, Prerefunded, 6.00%, 2/15/12	1,000	1,086
Arizona Health Facilities Authority Revenue Bonds, Series D, Banner Health, 5.38%, 1/1/32	2,500	2,225
Arizona Marana Property Revenue Bonds, Series A, 5.00%, 7/1/28	750	690
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured), 5.00%, 7/1/18	1,500	1,525
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded, 5.75%, 7/1/09	2,040	2,093
Arizona State University Board of Regents Revenue Bonds, Series 2008A, 5.00%, 6/1/33	1,000	929
Arizona State University COP, Research Infrastructure Project (AMBAC Insured), 5.00%, 9/1/30	2,000	1,852
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded, 5.50%, 7/1/12	2,160	2,333
Bullhead City Municipal Property Corp. Excise TRB (MBIA Insured), 5.00%, 7/1/23	1,000	942
Chandler Water & Sewerage Revenue Bonds (MBIA Insured), 7.25%, 7/1/09	240	249

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0% – continued
Arizona – 87.1% – continued
Glendale G.O. Unlimited Bonds, 2.00%, 7/1/18	$2,600	$2,033
5.00%, 7/1/21	1,250	1,259
Glendale Water & Sewer Revenue Bonds, Sub Lien (FSA Insured), 5.00%, 7/1/25	2,000	1,925
Goodyear G.O. Unlimited Bonds (MBIA Insured), 5.00%, 7/1/16	1,300	1,361
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A, 4.00%, 8/1/16	1,300	1,257
4.13%, 8/1/19	630	582
Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005, 5.00%, 7/1/21	1,000	988
Maricopa County School District No. 8 Osborn G.O. Unlimited Refunding Bonds, Bank Qualified (FGIC Insured), 4.70%, 7/1/14	1,000	1,046
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (FSA Insured), 5.25%, 7/1/18	225	239
Maricopa County Unified School District No 60 G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	904
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Unlimited Refunding Bonds (FGIC Insured), 0.00%, 7/1/09	1,000	978
Maricopa County Unified School District No. 80 G.O. Unlimited Bonds, School Improvement Project, 5.00%, 7/1/23	1,175	1,154
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured), 5.25%, 7/1/15	1,600	1,694
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	464

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0% – continued
Arizona – 87.1% – continued
McAllister Academic Village Revenue Bonds, Arizona State University, 5.25%, 7/1/33	$1,000	$896
Mesa G.O. Unlimited Refunding Bonds (FGIC Insured), 5.00%, 7/1/18	150	154
Mesa Street and Highway Revenue Refunding Bonds (FSA Insured), 5.00%, 7/1/23	1,000	972
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded, 5.00%, 7/1/09	30	31
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	370
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series A, 5.00%, 7/1/38	1,000	908
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT), 5.25%, 7/1/16	1,000	985
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Series B Sub Lien (MBIA Insured), 5.00%, 7/1/22	1,000	980
Phoenix Civic Improvement Corp. Excise TRB, Series A, Senior Lien, Municipal Courthouse Project, Prerefunded, 5.75%, 7/1/09	1,325	1,369
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (MBIA Insured), 4.75%, 7/1/24	1,250	1,159
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/20	1,000	1,010
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (MBIA Insured), 5.00%, 7/1/29	400	377
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (FGIC Insured), 5.50%, 7/1/17	3,500	3,614

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0% – continued
Arizona – 87.1% – continued
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (MBIA Insured), 5.00%, 7/1/29	$1,000	$938
Phoenix G.O. Limited Refunding Bonds, Series A, 4.50%, 7/1/15	1,500	1,508
Phoenix G.O. Limited Refunding Bonds, Series B, 4.50%, 7/1/20	1,100	1,081
Phoenix G.O. Unlimited Bonds, 4.50%, 7/1/22	1,000	956
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded, 5.38%, 7/1/20	1,000	1,027
Pima County G.O. Unlimited Bonds (FSA Insured), 4.00%, 7/1/14	750	754
Pima County Sewer Revenue Bonds (Assured Guaranty Insured), 5.00%, 7/1/20	430	429
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited, Series A, School Improvement Project 2007 (Assured Guaranty Insured), 4.00%, 7/1/14	485	489
Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 5.75%, 7/1/09	2,000	2,052
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (FGIC Insured), 5.40%, 7/1/14	1,300	1,344
Pinal County Elementary School District No. 4 Casa Grande Elementary G.O. Unlimited Bonds, Series C, School Improvement Project of 2005 (FSA Insured), 4.00%, 7/1/10	435	444
4.00%, 7/1/11	500	512
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured), 5.00%, 7/1/22	1,000	980
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Bonds, Series A, 5.00%, 1/1/23	1,000	988

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0% – continued
Arizona – 87.1% – continued
Salt Verde Financial Corp. Gas Revenue Bonds, 5.00%, 12/1/37	$2,000	$1,397
Surprise Municipal Property Corp. Excise Tax Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/14	695	717
Tucson Airport Authority Inc. Revenue Bonds, (AMBAC Insured), 5.00%, 12/1/23	1,135	974
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured), 5.00%, 7/1/25	1,590	1,522
Tucson Water Revenue Refunding Bonds, Series C, 5.00%, 7/1/26	2,085	2,004
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	946
5.00%, 7/1/28	1,945	1,785
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured), 5.00%, 7/1/23	1,000	938
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured), 5.00%, 7/1/23	2,500	2,327
		74,250
Puerto Rico – 5.9%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,493
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured), 5.50%, 7/1/20	535	522
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/20	2,500	2,570
5.50%, 10/1/40	500	503
		5,088
Total Municipal Bonds
(Cost $83,149)		79,338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.2%
Tucson Industrial Development Authority Revenue Bonds, Series A, (Fannie Mae Insured), 8.26%, 10/2/08	$1,500	$1,500
Yavapai County Industrial Development Medical Center Revenue Refunding Bonds, Series A, 7.50%, 10/2/08	1,200	1,200
Total Short-Term Investments
(Cost $2,700)		2,700

Total Investments – 96.2%
(Cost $85,849)		82,038
Other Assets less Liabilities - 3.8%		3,232
NET ASSETS – 100.0%		$85,270

Percentages shown are based on Net Assets.

At September 30, 2008, the industry sectors (unaudited) for the Arizona Tax- Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.9%
General	4.9
General Obligation	15.7
Higher Education	6.7
Medical	7.3
School District	16.2
Transportation	6.2
Utilities	6.5
Water	9.9
All other sectors less than 5%	17.7

Total	100.0%

At September 30, 2008, the credit quality distribution (unaudited) for the Arizona

Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	35.3%
AA	37.5
A	17.0
BBB	3.1
Cash Equivalents	6.0
SP1/MIG1	1.1

Total	100.0%

* Standard & Poor’s Rating Services

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$–	$–

Level 2	82,038	–

Level 3	–	–

Total	$82,038	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6%
California – 81.5%
Antelope Valley Community College District G.O. Unlimited Bonds, Series B, Election 2004 (MBIA Insured), 5.25%, 8/1/39	$1,000	$944
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	3,500	3,531
5.00%, 8/1/17	2,430	2,491
California Eastern Municipal Water & Sewer District, Series H, 5.00%, 7/1/33	2,500	2,260
California Educational Facilities Authority Revenue Bonds, Loyola Marymount University (MBIA Insured), 0.00%, 10/1/19	1,300	722
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	1,000	1,031
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	954
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), 5.50%, 5/1/13	1,500	1,612
5.50%, 5/1/15	600	636
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded, 5.38%, 5/1/12	1,745	1,897
California State Economic Recovery, Series A, (MBIA Insured), 5.00%, 7/1/15	3,000	3,172
California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/14	4,000	4,312
California State G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 4.75%, 2/1/09	915	932
California State G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance, 4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 2/1/20	710	706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
California State G.O. Unlimited Refunding Bonds, 5.00%, 12/1/16	$3,000	$3,132
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga, 5.13%, 6/1/29	250	229
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,350	1,401
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,585
California State Public Works Board Lease Revenue Refunding Bonds, Series F, Department of Corrections & Rehabilitation, 5.00%, 11/1/22	1,280	1,207
5.00%, 11/1/24	1,695	1,574
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	1,977
California State Various Purpose G.O. Unlimited Bonds, 5.25%, 11/1/24	1,000	983
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured), 4.25%, 11/1/16	1,575	1,479
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (MBIA Insured), 5.50%, 8/15/12	3,310	3,442
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,772
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (MBIA Insured), 5.25%, 8/1/32	1,500	1,427

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Colld. by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	$1,000	$1,203
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	3,000	1,017
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Colld. by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	1,055
Fairfield City COP, Series A (XCLA Insured), 5.00%, 4/1/19	2,000	1,950
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured), 5.38%, 8/1/18	1,350	1,402
5.38%, 8/1/19	625	643
Glendale Unified School District G.O. Unlimited Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	1,000	1,038
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	1,000	921
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, (AMBAC Insured), 5.00%, 6/1/38	2,500	2,612
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity, 5.00%, 6/1/10	2,000	2,074
Hayward Unified School District G.O. Unlimited Bonds, Election 2008, 5.25%, 8/1/29	1,500	1,447
Hillsborough School District G.O. Unlimited Bonds, 0.00%, 9/1/13	2,000	1,640
Imperial Irrigation District Refunding Revenue Bonds, Electrical Systems Project, 5.00%, 11/1/33	2,000	1,817

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
Kern Community College District Refunding COP, (AMBAC Insured), 5.00%, 4/1/10	$2,700	$2,766
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,250	1,269
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	850	875
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	1,300	1,226
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	586
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	1,300	1,294
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded, 5.50%, 7/1/09	1,350	1,397
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured), 5.25%, 11/1/18	1,000	1,040
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured), 0.00%, 8/1/24	2,430	987
Orange County Water District COP, Series B (MBIA Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,091
Palm Springs Unified School District G.O. Unlimited Bonds, Series A, Election of 2004 (FSA Insured), 4.75%, 8/1/33	2,400	2,131
Pasadena COP, Series C, 4.75%, 2/1/38	2,500	2,157

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (FSA Insured), 5.00%, 7/1/28	$500	$472
5.00%, 7/1/29	1,000	938
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.13%, 8/1/37	2,000	1,851
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	455	452
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,490	1,380
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	915	917
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured), 5.25%, 7/1/24	2,000	1,921
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured), 5.00%, 8/15/19	1,000	1,025
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured), 5.50%, 7/1/19	1,220	1,298
San Diego Unified School District Subject to Crossover G.O. Unlimited Bonds, Series E, Election 1998 (FSA Insured), 5.00%, 7/1/28	3,000	3,146
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	500	505
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series – Issue 32F (FGIC Insured), 5.00%, 5/1/15	775	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series – Issue 34F (Assured Guaranty Insured), 5.00%, 5/1/16	$2,500	$2,622
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (FGIC Insured), 5.00%, 12/1/15	$2,000	$2,090
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/18	180	188
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	1,000	867
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	1,000	1,024
San Jose Merged Area Redevelopment Agency Refunding Tax Allocation Bonds, Series A, (MBIA Insured), 4.25%, 8/1/15	5,000	4,994
San Jose Redevelopment Agency Tax Allocation, Series A, (MBIA Insured), 5.00%, 8/1/15	3,070	3,179
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	925	869
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity, 0.00%, 7/1/11	1,000	911
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (FGIC Insured), 5.00%, 9/1/21	1,000	1,001
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 5.00%, 6/1/10	575	592
San Mateo JT Powers Financing Authority Revenue Refunding Bonds, Youth Campus, 5.00%, 7/15/33	2,000	1,798

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
California – 81.5% – continued
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	$2,000	$1,928
Santa Rosa Wastewater Revenue Bonds, Series A, (FSA Insured), 5.25%, 9/1/26	2,500	2,438
5.25%, 9/1/27	1,255	1,218
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008, 5.00%, 7/1/32	$2,500	$2,338
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (FGIC Insured), 5.25%, 8/15/18	2,500	2,561
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project, 0.00%, 7/1/14	1,000	787
Southern California Public Power Authority Power Project Revenue Bonds, 6.75%, 7/1/12	2,100	2,346
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1, 5.25%, 11/1/25	1,805	1,389
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,900	1,724
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	1,750	1,529
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	2,000	1,776
University of California Revenue Bonds, Series F (FSA Insured), 4.75%, 5/15/24	200	188
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,125	1,994
Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/09	250	253
		140,445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6% – continued
Puerto Rico – 2.8%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	$1,500	$1,493
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured), 5.50%, 7/1/20	$2,500	$2,439
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured), 5.50%, 7/1/20	1,000	976
		4,908
Virgin Islands – 0.3%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	540	550
Total Municipal Bonds
(Cost $151,926)		145,903

SHORT-TERM INVESTMENTS – 12.6%
Antelope Vy-East Kern Cal COP, Series A-2, 8.00%, 10/2/08	300	300
Bay Area Authority Revenue Bonds, Series D-1, 8.00%, 10/2/08	800	800
California Educational Facilities Authority Revenue VRDB, Series B, Pomona College, 7.00%, 10/2/08	3,400	3,400
California Health Facilities Financing Authority Revenue Bonds, Series C, 6.25%, 10/2/08	1,000	1,000
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC), 7.67%, 10/1/08	100	100
California Health Facilities Financing Authority Revenue VRDB, Stanford Hospital (FSA Insured) 8.00%, 10/1/08	200	200
California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC, 3.45%, 10/1/08	700	700

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 12.6% – continued
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC), 3.95%, 10/1/08	$200	$200
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 6.25%, 10/1/08	3,100	3,100
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured), 7.50%, 10/2/08	545	545
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank Of America N.A. LOC), 3.95%, 10/1/08	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 7.68%, 10/2/08	1,400	1,400
California State Department of Water Resources Revenue VRDB, Series C-1 (Dexia Credit Local LOC), 7.95%, 10/2/08	400	400
California State G.O. Unlimited Bonds, Kindergarten University Public, Series A-8 (Citibank LOC), 6.50%, 10/2/08	900	900
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC), 8.00%, 10/1/08	500	500
California State G.O. Unlimited VRDB, Series B – Subseries B-6 (KBC Bank N.V. LOC), 3.65%, 10/1/08	1,800	1,800
California Statewide Community Development Authority Revenue VRDB, Series L, 7.69%, 10/1/08	1,000	1,000
Huntington Beach Multifamily Housing Revenue Refunding VRDB, 7.85%, 10/1/08	800	800
Metropolitan Water District of Southern California Waterworks Revenue Adjustable VRDB, Series B, 6.00%, 10/2/08	1,600	1,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 12.6% – continued
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectic Project (Dexia Credit Local LOC), 7.67%, 10/1/08	$200	$200
Orange County Water District Ajustable COP, Series A, 7.63%, 10/1/08	2,100	2,100
Orange County, Housing Authority, 7.76%, 10/2/08	100	100
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC), 7.70%, 10/1/08	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series B, Housing – Bayside Village Project (Bank One Arizona N.A. LOC), 7.70%, 10/1/08	100	100
Total Short-Term Investments
(Cost $21,745)		21,745

Total Investments—97.2%
(Cost $173,671)		167,648
Other Assets less Liabilities—2.8%		4,916
NET ASSETS—100.0%		$172,564

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	5.4%
General	7.9
General Obligation	14.1
Higher Education	10.6
Power	11.7
School District	15.5
Water	8.6
All other sectors less than 5%	26.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the credit quality distribution (unaudited) for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	22.9%
AA	39.0
A	20.9
BBB	1.2
Not Rated	1.0
Cash Equivalents	14.0
SP1/MIG1	1.0

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1—Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2—Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3—Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$–	$–

Level 2	167,648	–

Level 3	–	–

Total	$167,648	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4%
California – 91.4%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured), 0.00%, 8/1/29	$2,000	$589
Alameda County Water District Revenue Refunding Bonds (MBIA Insured), 4.75%, 6/1/20	2,000	1,960
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (MBIA Insured), 0.00%, 8/1/28	575	172
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (MBIA Insured), 0.00%, 8/1/29	6,000	1,671
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured), 0.00%, 8/1/25	2,710	986
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University, 6.00%, 9/1/31	2,000	1,873
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,127
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (MBIA Insured), Prerefunded, 0.00%, 10/1/09	4,435	1,306
0.00%, 10/1/09	3,435	888
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (MBIA Insured), 0.00%, 10/1/19	725	403
California Educational Facilities Authority Revenue Bonds, University of the Pacific, 5.00%, 11/1/30	1,500	1,341
California Health Facilities Finance Authority Revenue Bonds, Series A, Cedars-Sinai Medical Center, Prerefunded, 6.13%, 12/1/09	3,350	3,530
California Infrastructure & Economic Development Bank Revenue Bonds, 5.25%, 2/1/33	1,000	925

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges – First Lien (AMBAC Insured), Prerefunded, 5.13%, 7/1/26	$1,000	$1,009
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	238
California State Department of Water Resources Power Supply Revenue Bonds, Series H, 5.00%, 5/1/22	1,500	1,471
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 2/1/20	840	835
5.13%, 6/1/24	25	24
California State G.O. Unlimited Bonds, Prerefunded, 5.13%, 6/1/11	1,975	2,092
California State G.O. Unlimited Refunding, Bonds (FGIC Insured), 4.75%, 2/1/29	1,000	886
California State G.O. Unlimited Refunding Bonds, 4.38%, 10/1/17	1,390	1,368
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health, 5.13%, 6/1/29	1,500	1,374
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation, 5.00%, 11/1/23	1,610	1,506
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	1,000	1,002
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	500	494

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (MBIA Insured), Prerefunded, 5.50%, 10/1/12	$500	$545
5.50%, 10/1/12	500	545
California State Various Purpose G.O. Unlimited Bonds, 4.75%, 3/1/34	1,000	879
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured), 4.25%, 11/1/16	500	470
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.63%, 8/1/34	1,000	867
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	4,155	1,408
Dry Creek Joint Elementary School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured), 0.00%, 8/1/09	400	391
East Bay Municipal Utilities District Water System Revenue Bonds (MBIA Insured), Prerefunded, 5.00%, 6/1/11	500	528
Escondido Union School District G.O. Unlimited Refunding Bonds, Series B (FGIC Insured), 4.50%, 8/1/25	1,000	866
Fairfield City COP, Series A (XLCA Insured), 5.00%, 4/1/19	2,370	2,310
Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (FGIC Insured), 5.70%, 8/1/13	200	202
Franklin-Mckinley School District G.O. Unlimited Bonds, Series B, Election 2004 (FSA Insured), 5.25%, 8/1/32	1,500	1,450
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured), 5.38%, 8/1/19	750	772

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
Glendale Unified School District G.O. Unlimited Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	$665	$690
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A, Enhanced Asset Backed (FGIC Insured), 5.00%, 6/1/38	3,275	2,957
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.38%, 6/1/10	2,220	2,301
5.63%, 6/1/13	2,000	2,142
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	1,575
Hayward Unified School District G.O. Unlimited Bonds, Election 2008, 5.25%, 8/1/29	1,500	1,447
Huntington Beach Unified High School District G.O. Unlimited Bonds, Election 2004 (FSA Insured), 5.00%, 8/1/29	1,155	1,096
Imperial Irrigation District Refunding COP, Electric Systems Project (MBIA Insured), 5.20%, 11/1/09	170	172
Imperial Irrigation District Refunding Revenue Bonds, Electrical Systems Project, 5.00%, 11/1/33	2,000	1,817
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured), 6.00%, 1/1/12	200	217
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A, 5.50%, 11/15/28	1,000	796
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,750	1,777
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	1,150	1,184

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/37	$2,160	$1,964
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured), 5.00%, 7/1/23	930	902
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	1,500	1,415
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	35	41
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	700	697
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects, 5.30%, 7/1/22	1,510	1,477
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	5,505	1,878
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured), 5.00%, 6/1/24	1,025	971
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (FGIC Insured), 5.00%, 9/1/27	1,000	921
New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured), 5.75%, 8/1/20	320	339
Pasadena COP Refunding Bonds, Series C, 4.75%, 2/1/38	2,500	2,157
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (FGIC Insured), 0.00%, 9/1/26	1,000	334
Redding Electric System Revenue COP, Series A (FSA Insured), 5.25%, 6/1/19	1,115	1,161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (MBIA Insured), Prerefunded, 5.25%, 8/1/14	$2,000	$2,191
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	850	844
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	305	306
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured), 5.25%, 7/1/24	500	480
San Diego County Water Authority Revenue COP, Series A (FSA Insured), 5.00%, 5/1/30	2,500	2,322
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured), 5.50%, 7/1/19	1,000	1,064
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	1,000	1,009
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured), 5.00%, 5/1/16	500	524
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (FSA Insured), 4.75%, 11/1/36	2,500	2,188
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election 2003 (MBIA Insured), 4.50%, 6/15/26	1,490	1,292
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	4,250	4,456

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/19	$200	$207
5.38%, 8/1/20	225	230
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	1,000	867
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	440	450
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/19	500	518
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	1,000	939
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 4.50%, 6/1/10	1,000	1,023
5.00%, 6/1/10	500	515
San Mateo JT Powers Financing Authority Revenue Refunding Bonds, Youth Campus, 5.00%, 7/15/33	4,000	3,596
Santa Ana California Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.13%, 8/1/33	1,000	913
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (MBIA Insured), 7.25%, 8/1/09	1,150	1,195
Santa Rosa Wastewater Revenue Bonds, Series A, (FSA Insured), 5.25%, 9/1/26	500	488
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (FGIC Insured), 5.25%, 9/1/16	35	36
Sequoia Union High School District G.O. Unlimited, Series A, Election 2008, 5.00%, 7/1/30	2,040	1,924
5.00%, 7/1/32	2,500	2,338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
California – 91.4% – continued
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1, 5.25%, 11/1/25	$1,000	$769
5.00%, 11/1/33	1,000	724
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,000	908
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	2,525	2,206
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	1,000	888
University of California Revenue Bonds, Series J (FSA Insured), 4.50%, 5/15/26	1,505	1,335
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,346
Vista Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/16	100	105
5.38%, 8/1/17	190	197
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 7.20%, 2/1/16	1,000	1,118
Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/09	405	410
5.00%, 7/1/11	500	509
5.00%, 7/1/12	1,270	1,288
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured), 0.00%, 11/1/21	1,280	599
		122,550
Puerto Rico – 5.4%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured), 5.50%, 7/1/20	1,500	1,464

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4% – continued
Puerto Rico – 5.4% – continued
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series B (MBIA Insured), Prerefunded, 5.75%, 7/1/10	$1,600	$1,703
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/40	4,000	4,023
		7,190
Virgin Islands – 0.6%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	810	825
Total Municipal Bonds
(Cost $136,764)		130,565

SHORT-TERM INVESTMENT – 0.2%
California Health Facilities Financing Authority Revenue VRDB, Series C, 6.25%, 10/02/08	300	300
Total Short-Term Investments
(Cost $300)		300

Total Investments – 97.6%
(Cost $137,064)		130,865
Other Assets less Liabilities – 2.4%		3,172
NET ASSETS – 100.0%		$134,037

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Agriculture	6.9%
Facilities	5.2
General	8.2
General Obligation	8.1
Higher Education	13.9
Medical	6.0
Power	6.9
School District	18.5
Transportation	5.9
Water	7.5
All other sectors less than 5%	12.9

Total	100.0%

At September 30, 2008, the credit quality distribution (unaudited) for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	31.8%
AA	35.1
A	26.5
BBB	2.0
Not Rated	3.3
Cash and Equivalents	1.3

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$–	$–

Level 2	130,865	–

Level 3	–	–

Total	$130,865	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3%
Alabama – 0.5%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project, 5.75%, 9/1/28	$1,000	$731
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded, 6.13%, 12/1/13	1,000	1,123
		1,854
Alaska – 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Boys & Girls Home, 5.88%, 12/1/27	1,500	1,221
Arizona – 3.6%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,500	1,819
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded, 6.88%, 12/1/10	1,000	1,101
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co., 7.13%, 10/1/32	1,000	900
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project, 5.70%, 7/1/42	4,445	3,493
Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/31	2,000	1,749
Navajo County IDA Revenue Bonds (AMT), Stone Container Corp. Project, 7.40%, 4/1/26	2,435	2,179
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	500	489
Pima County IDA Revenue Bonds, Series A, American Charter Schools Foundation, 5.63%, 7/1/38	2,440	2,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Arizona – 3.6% – continued
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center, 6.00%, 8/1/33	$500	$465
		14,212
Arkansas – 0.2%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB, 7.38%, 8/1/15	500	565
California – 5.2%
California Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	758
5.00%, 12/1/36	2,000	1,553
California Health Facilities Financing Authority Revenue Bonds Series J, Catholic Healthcare West 5.63%, 7/1/32	4,000	3,622
California Municipal Finance Authority Revenue Bonds, Biola University, 5.88%, 10/1/34	2,250	2,070
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	500	544
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections, 5.50%, 6/1/15	1,000	1,061
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,638
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	1,575
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded, 7.88%, 6/1/13	500	583
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.50%, 6/1/13	1,000	1,065

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
California – 5.2% – continued
Irvine Unified School District Financing Authority Special Tax Bonds, Series A, 5.13%, 9/1/36	$2,000	$1,659
Laguna Beach Unified School District G.O. Bonds, Election of 2001 (FSA Insured), 5.00%, 8/1/28	1,000	994
Northstar Community Services District No. 1 Special Tax Bonds, 5.55%, 9/1/36	1,400	1,148
Northstar Community Services District Special Tax Bonds, 5.00%, 9/1/37	3,000	2,239
		20,509
Colorado – 2.8%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	555
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	1,547
E-470 Public Highway Authority Revenue Bonds, Series C1 (MBIA Insured), 5.00%, Mandatory Put 9/2/13	2,000	1,989
E-470 Public Highway Authority Revenue Bonds, Series D2 (MBIA Insured), 5.50%, 9/1/24	2,000	1,878
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements Revenue Bonds, Series A, 5.40%, 12/15/31	2,700	2,074
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds, 7.25%, 12/1/31	3,500	2,997
		11,040
Connecticut – 0.2%
Connecticut State Development Authority PCR Refunding Bonds, Series B (AMT), Connecticut Light & Power, 5.95%, 9/1/28	1,000	901
District of Columbia – 0.9%
District of Columbia University Revenue Bonds, Georgetown University, Series C, 5.25%, Mandatory Put 4/1/23	3,500	3,118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
District of Columbia – 0.9% – continued
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue, 6.00%, 1/1/20	$400	$372
		3,490
Florida – 8.8%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.13%, 11/1/14	1,990	1,731
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, Guaranteed by Bombardier Inc. 7.50%, 11/1/20	3,430	3,465
Capital Projects Finance Authority Continuing Care Retirement Community Revenue Bonds, Series A, The Glenridge on Palmer Ranch Project, Prerefunded, 8.00%, 6/1/12	750	871
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group, 5.75%, 1/1/32	1,525	1,215
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	400	398
Gateway Services Community Development District Special Assessment Bonds, Series B, Sun City Center – Fort Meyers Project, 5.50%, 5/1/10	265	260
Halifax Hospital Medical Center Refunding & Improvement Revenue Bonds, Series A, 5.38%, 6/1/46	2,000	1,637
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	1,250	1,357
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A, 5.90%, 5/1/35	960	690

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Florida – 8.8% – continued
Jacksonville Economic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution, 6.00%, 9/1/17	$2,980	$2,916
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Schools, LLC 5.25%, 6/15/27	2,000	1,573
5.38%, 6/15/37	2,000	1,487
Old Palm Community Development District Special Assessment Bonds, Series B, Palm Beach Gardens, 5.38%, 5/1/14	855	741
Orange County Health Facilities Authority Revenue Bonds, Orlando Regional Healthcare System, 5.25%, 10/1/35	2,000	1,703
Orange County Health Facilities Authority Revenue Bonds, Series B, Orlando Regional Healthcare System, 5.13%, 11/15/39	1,000	827
Palm Glades Community Development District Special Assessment Bonds, Series B, 4.85%, 8/1/11	1,400	1,309
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	400	403
Reunion East Community Development District Special Assessment Bonds, 5.80%, 5/1/36	900	750
Reunion West Community Development District Special Assessment Bonds, 6.25%, 5/1/36	975	737
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, (1)(2) 5.75%, 10/1/22	1,000	957
5.25%, 10/1/27	2,000	1,722
South Village Community Development District Capital Improvement Revenue Bonds, Series A, 5.70%, 5/1/35	970	773
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10	185	181

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Florida – 8.8% – continued
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.00%, 5/1/15	$2,475	$1,466
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project, 5.00%, 11/1/12	940	846
Watergrass Community Development District Special Assessment Revenue Bonds, Series B, Watergrass Development, 4.88%, 11/1/10	1,315	1,251
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure, 6.00%, 5/1/23	2,240	1,877
Winter Garden Village at Fowler Groves Community Development District Special Assessment Bonds, 5.65%, 5/1/37	1,480	1,278
		34,421
Georgia – 2.4%
Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,235	1,023
Burke County Authority PCR Bonds, Oglethorpe Power-Vogtle Project C, 5.70%, 1/1/43	1,000	910
Burke County Development Authority PCR Bonds, Oglethorpe Power-Vogtle Project B, 5.50%, 1/1/33	1,750	1,599
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project, 6.50%, 6/1/31	2,000	1,679
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded, 6.00%, 9/1/14	3,500	3,954
		9,165
Idaho – 0.6%
Madison County Hospital Revenue COP, 5.25%, 9/1/26	1,500	1,279
5.25%, 9/1/30	1,500	1,220
		2,499

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Illinois – 6.5%
Illinois Development Finance Authority PCR Bonds, Series C-1, Central Illinois Public Service Company, 5.95%, 8/15/26	$3,000	$2,704
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded, 6.00%, 5/15/11	500	544
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	832
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare, 5.63%, 1/1/37	3,750	3,251
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology, 5.00%, 4/1/20	3,000	2,798
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,013
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	2,950	2,305
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project, 6.25%, 11/15/35	3,000	2,546
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Project, 5.88%, 2/15/38	1,500	1,224
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	4,000	3,037
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund, 5.25%, 5/1/34	4,495	3,507
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,101
Illinois Health Facilities Authority Revenue Bonds, Series A, Lutheran Senior Ministries Obligation, Prerefunded, 7.38%, 8/15/11	500	562
		25,424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Indiana – 1.8%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, 5.50%, 3/1/37	$2,000	$1,653
Indiana Health Facility Financing Authority Hospital Revenue Bonds Unrefunded Balance, Series A, Community Foundation, 6.38%, 8/1/31	125	118
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana, 6.00%, 3/1/34	1,000	896
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded, 6.38%, 8/1/11	375	412
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33	750	680
Petersburg PCR Bonds (AMT), Indianapolis Power & Light, 6.38%, 11/1/29	1,000	986
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., (1)(2) 5.70%, 9/1/37	2,000	1,589
5.75%, 9/1/42	1,000	784
		7,118
Iowa – 4.4%
Altoona Urban Renewal Tax Increment Annual Appropriation Tax Allocation Bonds, 5.75%, 6/1/31	1,500	1,340
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded, 7.25%, 11/15/09	500	532
Coralville COP, Series D, 5.25%, 6/1/26	2,200	1,987
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project, 6.75%, 11/15/37	3,000	2,645

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Iowa – 4.4% – continued
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project, 5.63%, 12/1/45	$5,000	$3,767
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities, 5.55%, 10/1/37	3,000	2,644
Iowa Higher Education Loan Authority Revenue Refunding Bonds, Grand View College Project, 5.10%, 10/1/36	2,500	2,021
Washington County Hospital Revenue Bonds, Washington County Hospital Project, 5.38%, 7/1/26	1,525	1,324
5.50%, 7/1/32	1,275	1,093
		17,353
Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects, 6.75%, 11/1/32	3,000	2,736
Parish of St. John Baptist Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	3,000	2,288
		5,024
Maryland – 2.1%
Annapolis Special Obligation Revenue Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	788
Anne Arundel County Special Obligation Bonds, National Business Park Project, Prerefunded, 7.38%, 7/1/10	500	547
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital, 5.75%, 1/1/38	1,000	842
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center, 5.00%, 7/1/37	2,750	2,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Maryland – 2.1% – continued
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	$1,000	$903
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,095
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	1,000	1,112
Prince Georges County Special Obligation Bonds, National Harbor Project, 5.20%, 7/1/34	1,000	790
		8,240
Massachusetts –1.6%
Massachusetts State Development Finance Agency Revenue Bonds (AMT), Waste Management Project, 5.50%, Mandatory Put 5/1/14	1,000	947
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	931
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded, 8.25%, 12/1/10	500	563
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Northern Berkshire Health System, 6.38%, 7/1/34	1,000	916
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Northern Berkshire Health System, 6.38%, 7/1/34	500	458
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series D, Milton Hospital, 5.25%, 7/1/30	2,150	1,751

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Massachusetts – 1.6% – continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System (G.O. of Institution), 6.25%, 10/1/31	$500	$477
		6,043
Michigan – 1.8%
Detroit Capital Improvement G.O Limited Tax Bonds, Series A-1, 5.00%, 4/1/15	2,500	2,465
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center, 6.00%, 7/1/20	1,000	934
Michigan Strategic Fund PCR Refunding Bonds, General Motors Corp., 6.20%, 9/1/20	2,500	1,501
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 6.00%, 6/1/48	3,000	2,270
		7,170
Minnesota –0.6%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	751
St. Paul Housing & Redevelopment Authority Revenue Bonds, Series A, Rossy & Richard Shaller Sholom Home East Inc., 5.25%, 10/1/42	2,000	1,517
		2,268
Mississippi – 1.5%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series B, Weyerhaeuser Co. Project, 6.70%, 4/1/22	3,000	2,920
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (FGIC Insured), 5.00%, 1/1/16	3,000	3,101
		6,021
Missouri – 0.7%
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors, 6.38%, 12/1/41	3,005	2,558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
New Hampshire – 0.1%
New Hampshire Business Finance Authority PCR Refunding Bonds, Series D (AMT), Public Service Co. of New Hampshire, 6.00%, 5/1/21	$500	$474
New Jersey – 2.4%
Middlesex County Improvement Authority Revenue Bonds, Series A, George Street Student Housing Project, 5.00%, 8/15/35	1,000	817
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/34	3,000	2,528
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project, 5.88%, 1/1/37	1,000	820
New Jersey Healthcare Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	2,000	1,806
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	1,000	975
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	564
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A, 5.00%, 6/1/41	3,000	1,870
		9,380
New York – 3.1%
Long Island Power Authority Electric Systems Revenue Bonds, Series B, 5.25%, 12/1/14	3,000	3,181
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), 5.25%, 11/15/14	1,695	1,811
New York City G.O. Unlimited Bonds, Series B, 6.50%, 8/15/09	1,500	1,548
New York City Industrial Development Agency Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project, 5.50%, 5/1/24	1,000	923

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
New York – 3.1% – continued
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured, 5.00%, 11/1/14	$2,000	$2,138
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, (3) 6.13%, 2/15/19	2,500	870
New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center, 6.25%, 12/1/37	2,000	1,763
		12,234
North Carolina – 2.8%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.45%, 1/1/14	385	397
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, 6.13%, 1/1/09	500	501
5.70%, 1/1/17	1,500	1,515
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F, 5.38%, 1/1/13	1,000	1,036
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, Southminster Project, 5.75%, 10/1/37	2,000	1,756
North Carolina Medical Care Community Healthcare Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community, 6.13%, 11/1/38	3,000	2,717
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.50%, 1/1/13	1,000	1,036
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.25%, 1/1/17	1,500	1,496
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series B, 6.38%, 1/1/13	500	517
		10,971

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Ohio – 3.5%
American Municipal Power-Ohio, Inc., Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	$5,000	$4,765
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2, 5.75%, 6/1/34	2,000	1,525
6.50%, 6/1/47	1,000	833
Ohio State Water Development Authority Solid Waste Revenue Bonds, Series A (AMT), Allied Waste, Inc. Project, 5.15%, 7/15/15	4,000	3,670
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	2,750	2,742
		13,535
Oklahoma – 1.1%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded, 7.75%, 8/1/10	500	554
Norman Regional Hospital Authority Revenue Bonds, 5.38%, 9/1/36	2,000	1,643
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project, 5.13%, 12/1/36	2,840	2,256
		4,453
Pennsylvania – 6.1%
Allegheny County Hospital Development Authority Health System Revenue Bonds, Series A, West Penn Allegheny Health System, 5.38%, 11/15/40	4,000	2,749
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,833
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project, 6.65%, 5/1/10	975	989

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Pennsylvania – 6.1% – continued
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	$2,250	$2,065
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.25%, 12/1/09	500	536
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,400	1,377
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), National Gypsum Co., Shippingport Project, 6.25%, 11/1/27	1,400	1,169
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy, 6.75%, 12/1/36	1,750	1,545
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series B (AMT), Reliant Energy, 6.75%, 12/1/36	1,500	1,324
Pennsylvania Higher Educational Facilties Authority Revenue Bonds, Edinboro University, 5.88%, 7/1/38	1,400	1,248
Pennsylvania Higher Educational Facilties Authority Revenue Bonds, Series A, LaSalle University, 5.00%, 5/1/37	3,450	2,815
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,000	882
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,065
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University, 5.40%, 7/15/36	750	655

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Pennsylvania – 6.1% – continued
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	$490	$488
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems, 5.50%, 7/1/30	3,000	2,153
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project – Tanger Outlet Development, 5.45%, 7/1/35	1,000	797
		23,690
Puerto Rico – 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, Series TT, 5.00%, 7/1/37	4,000	3,459
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds, 5.00%, 7/1/09	1,000	1,003
		4,462
South Carolina – 0.4%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District, 5.38%, 12/1/16	1,760	1,590
Tennessee – 1.6%
Johnson City Health & Educational Facilities Board Revenue Bonds, Series A, First Mortgage-Mountain States Health, 5.50%, 7/1/36	3,225	2,705
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, Series A, Trezevant Manor Project, 5.75%, 9/1/37	1,500	1,226
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Sumner Regional Health Systems, Inc. 5.50%, 11/1/37	3,000	2,482
		6,413

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Texas – 7.2%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded, 6.70%, 1/1/11	$700	$757
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, 5.38%, 1/1/32	2,545	2,214
Brazos River Authority Refunding PCR Bonds, Series A (AMT), Texas Utilities Electric Co. Project, 7.70%, 4/1/33	2,285	1,997
Brazos River Authority Refunding PCR Bonds (AMT), TXU Electric Company Project, 8.25%, 10/1/30	2,500	2,344
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded, 6.13%, 2/1/13	3,000	3,326
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,009
Gulf Coast Waste Disposal Authority Revenue Bonds (AMT), Valero Energy Corp. Project, 6.65%, 4/1/32	1,000	946
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Series A (AMT), International Paper Co. Project, 6.10%, 8/1/24	3,000	2,584
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend, 5.75%, 11/1/36	1,000	777
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo, 6.38%, 1/1/23	500	456
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas, 5.50%, 2/15/37	1,320	1,091
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project, 5.60%, 3/1/27	4,000	3,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Texas – 7.2% – continued
Sabine River Authority Revenue Refunding Bonds, Series B, TXU Energy Co. LLC Project, 6.15%, 8/1/22	$500	$410
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/21	500	502
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project, 5.13%, 5/15/37	3,000	2,305
Travis County Health Facilities Development Corp. Retirement Facility Revenue Bonds, Querencia Barton Creek Project, 5.65%, 11/15/35	2,750	2,193
Tyler Health Facilities Development Corp. Hospital Revenue Refunding Bonds, Series A, East Texas Medical Center, 5.38%, 11/1/37	2,300	1,838
		28,178
Virgin Islands – 0.2%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University), 5.38%, 6/1/34	750	639
Virginia – 3.0%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar, 5.00%, 9/1/26	1,000	858
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	499
Chesapeake Hospital Authority Facilities Revenue Bonds, Chesapeake General Hospital, Series A, 5.25%, 7/1/18	1,500	1,503
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	1,632
5.13%, 10/1/42	1,000	785

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Virginia – 3.0% – continued
Tobacco Settlement Financing Corp. Revenue Bonds, Asset Backed, Prerefunded, 5.63%, 6/1/15	$4,530	$4,901
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project, 6.38%, 3/1/19	1,575	808
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project, 6.25%, 3/1/19	1,680	862
		11,848
Washington – 2.0%
Snohomish County School District No. 201 G.O. Bonds (School Board Gtd.) 5.25%, 12/1/21	5,000	5,111
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project, 5.25%, 1/1/17	1,000	916
5.63%, 1/1/27	1,000	828
5.63%, 1/1/38	1,000	779
		7,634
West Virginia – 0.7%
Pleasants County Commission Refunding Revenue PCR Bonds, Series F, Allegheny Energy Supply Co. LLC, 5.25%, 10/15/37	3,000	2,600
Wisconsin – 2.4%
Janesville PCR Bonds, General Motor Corp., 5.55%, 4/1/09	3,245	3,151
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, 6.75%, 8/15/34	1,000	966
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project, 5.10%, 3/1/25	1,000	849
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	3,155	2,483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.3% – continued
Wisconsin – 2.4% – continued
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Vernon Memorial Healthcare Project, 5.25%, 3/1/35	$2,650	$2,103
		9,552
Wyoming – 0.8%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	3,550	2,905
Total Municipal Bonds
(Cost $386,929)		337,654

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 0.0%
Lehman Brothers Institutional Liquidity Funds – Tax-Exempt Portfolio	17,977	18
Total Investment Company
(Cost $18)		18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.9%
Birmingham G.O. Unlimited Bonds, VRDB, Series A (AMBAC Insured), 9.00%, 10/2/08	$4,805	4,805
Cuyahoga County Revenue Bonds, VRDB, Cleveland Hearing & Speech (KeyBank N.A. LOC), 10.00%, 10/2/08	600	600
Denver City & County Multi-Family Housing Revenue VRDB, Ogden Residences Project (Credit Lyonnais LOC), 5.50%, 10/1/08	1,700	1,700
Harris County Health Facilities Development Corp. Revenue Refunding Bonds, VRDB, Series A-1, Methodist Hospital Systems, 4.25%, 10/1/08	3,900	3,900
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (Suntrust Bank LOC), 8.00%, 10/2/08	8,800	8,800

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.9% – continued
Iowa Higher Education Loan Authority Revenue VRDB, Loras College Facility Project, 5.60%, 10/1/08	$5,000	$5,000
Massachusetts State G.O. Unlimited, VRDB, Series A, 4.50%, 10/1/08	1,000	1,000
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project, 4.50%, 10/1/08	2,000	2,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, Saint Anselm College (RBS Citizens N.A. LOC), 6.25%, 10/1/08	1,400	1,400
North Texas Tollway Authority Revenue VRDB, Series C (FGIC Insured), 10.00%, 10/1/08	4,000	4,000
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Regional Health (FGIC Insured), 6.25%, 10/1/08	2,900	2,900
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 5.00%, 10/1/08	800	800
West Jefferson Industrial Development Board PCR VRDB, Alabama Power Company Project, 5.50%, 10/1/08	2,000	2,000
Total Short-Term Investments
(Cost $38,905)		38,905

Total Investments – 96.2%
(Cost $425,852)		376,577
Other Assets less Liabilities – 3.8%		14,727
NET ASSETS – 100.0%		$391,304

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2008, the value of these restricted illiquid securities amounted to approximately $5,052,000 or 1.3% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/15/08-7/25/08	$1,748
5.75%, 9/1/42	6/27/07	997
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, 5.75%, 10/1/22	9/27/07	1,039
5.25%, 10/1/27	9/27/07-12/12/07	1,909

(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	15.8%
General	9.6
Higher Education	5.6
Medical	26.0
Pollution	10.2
Power	5.9
All other sectors less than 5%	26.9

Total	100.0%

At September 30, 2008, the credit quality distribution (unaudited) for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	5.8%
AA	4.5
A	12.4
BBB	31.3
BB	5.1
B	4.0
CCC	0.4
Not Rated	24.4
Cash and Equivalents	12.1

Total	100.0%

* Standard & Poor’s Rating Services

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Municipal Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$18	$–

Level 2	376,559	–

Level 3	–	–

Total	$376,577	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0%
Arizona – 0.6%
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	$5,000	$5,086
California – 8.2%
Alvord Unified School District G.O. Unlimited Revenue Refunding Bonds, Series A (FSA-CR MBIA Insured), 5.90%, 8/1/30	2,450	2,499
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,000	2,020
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	2,500	2,548
Bay Area Toll & Bridge Authority Revenue Bonds, Series F1, San Francisco Bay Area, 5.50%, 4/1/43	5,000	4,937
California Housing Finance Agency Revenue Bonds, Series A (AMT) (FSA Insured), 4.50%, 2/1/20	5,000	4,337
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	10,000	10,887
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured), 5.00%, 5/1/21	2,905	2,876
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured), 5.00%, 7/1/17	5,000	5,056
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	390	414
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	135	136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
California – 8.2% – continued
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (FGIC Insured), 5.38%, 8/1/26	$2,500	$2,487
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	3,000	2,764
Grossmont Unified High School District G.O. Unlimited Bonds, Election 2004, 5.00%, 8/1/33	3,095	2,859
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured), 5.00%, 10/1/21	5,005	5,014
Los Angeles Water & Power Revenue Bonds, Series A-A-1, 5.00%, 7/1/24	5,000	4,893
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	989
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/29	3,500	1,179
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured), 5.00%, 8/15/19	6,000	6,150
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured), 0.00%, 12/15/43	17,370	7,248
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded, 5.00%, 9/1/11	1,000	1,069
		70,490
Colorado – 4.5%
Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity, 0.00%, 10/1/22	50,000	23,581
E-470 Public Highway Authority Revenue Bonds, Series A1 (MBIA Insured), 5.25%, 9/1/16	10,475	10,592

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Colorado – 4.5% – continued
Public Authority for Colorado Energy Natural Gas Revenue Bonds, 6.50%, 11/15/38	$5,000	$4,326
		38,499
Connecticut – 0.1%
Connecticut State Special Obligation Rate Reduction Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 6/30/09	1,000	1,020
Florida – 8.9%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	200	199
Dade County G.O. Unlimited Refunding Bonds (MBIA Insured), 6.50%, 10/1/10	400	428
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	10,000	10,083
Florida State Board Lottery Revenue Bonds, Series A, (BHAC-CR AMBAC), 5.00%, 7/1/19	5,000	5,070
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A (AMBAC Insured), 5.00%, 7/1/19	5,000	5,017
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series B (FGIC Insured), 5.25%, 7/1/16	2,380	2,462
Florida State Department of Environmental Protection Revenue Bonds, Series B (MBIA Insured), 5.00%, 7/1/19	450	447
Florida State Municipal Power Agency Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,124
Gainesville Utility System Revenue Bonds, Series A (FSA Insured), Prerefunded, 5.00%, 10/1/15	5,000	5,371
Gainesville Utility Systems Revenue Bonds, Series A, 5.25%, 10/1/15	1,065	1,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Florida – 8.9% – continued
5.25%, 10/1/16	$1,120	$1,169
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	938
Marco Island Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/15	2,520	2,637
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami Intl Airport (MBIA Insured), 5.25%, 10/1/18	1,645	1,550
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (FGIC Insured), 5.25%, 7/1/25	2,525	2,462
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.25%, 10/1/22	7,500	7,376
Orange County School Board COP, Series B (FSA, FGIC Insured), 5.00%, 8/1/20	5,005	4,944
5.00%, 8/1/21	5,000	4,869
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), 5.38%, 10/1/21	1,000	1,005
Palm Beach County G.O. Unlimited Refunding Bonds, Series B, 6.50%, 7/1/10	250	266
Palm Beach County School Board COP Bonds, Series B (FGIC Insured), 5.00%, Mandatory Put 8/1/11	5,000	5,102
Palm Coast Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/21	1,000	1,002
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,324
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,930	6,275
		76,237

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Georgia – 2.3%
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), 5.50%, 11/1/18	$6,500	$6,656
Georgia State G.O. Unlimited Bonds, Series B, 5.00%, 7/1/20	5,000	5,134
Gwinnett County Development Authority COP, Public Schools Project (MBIA Insured), Prerefunded, 5.25%, 1/1/14	6,000	6,484
Milledgeville-Baldwin County Development Authority Revenue Bonds, College & State University Foundation, Prerefunded, 5.50%, 9/1/14	1,000	1,101
		19,375
Hawaii – 0.6%
Honolulu Hawaii City & County Revenue Bonds, Series A, (MBIA Insured), 5.00%, 7/1/24	5,605	5,426
Illinois – 5.7%
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (MBIA Insured), 5.25%, 1/1/26	5,000	4,713
Chicago O’Hare International Airport Revenue Bonds, Series B (FSA Insured), 5.00%, 1/1/19	5,000	4,933
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,402
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded, 5.75%, 5/15/11	500	540
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project, 4.60%, Mandatory Put 11/1/15	4,250	4,249
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Illinois – 5.7% – continued
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial, 5.63%, 1/1/37	$2,500	$2,167
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,101
Illinois State G.O. Unlimited Bonds, 5.00%, 4/1/25	5,000	4,810
Illinois State G.O. Unlimited Bonds, 1st Series (MBIA Insured), 5.70%, 6/1/19	4,000	4,118
Illinois State Sales TRB, 1st Series (FGIC Insured), 6.00%, 6/15/26	5,000	5,245
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured), 5.38%, 12/15/16	5,000	5,148
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	9,045	8,710
		48,960
Indiana – 0.1%
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 5.25%, 7/15/26	1,000	945
Iowa – 0.9%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded, 6.00%, 8/15/09	3,610	3,760
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded, 5.60%, 6/1/11	4,000	4,259
		8,019
Kansas – 0.8%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 5.25%, 11/15/15	1,385	1,404
6.25%, 11/15/18	1,600	1,622

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Kansas – 0.8% – continued
Wichita Water & Sewer Utility Revenue Bonds (FGIC Insured), 5.25%, 10/1/18	$4,000	$4,113
		7,139
Louisiana – 1.2%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 5.00%, 8/1/15	10,000	10,512
Maryland – 1.7%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series, 5.00%, 8/1/20	5,000	5,122
Maryland State Department of Transportation Revenue Bonds, Second Issue, 4.00%, 9/1/21	10,000	8,958
		14,080
Massachusetts – 3.9%
Lawrence G.O. Limited Bonds (AMBAC Insured – State Aid Withholding), Prerefunded, 5.50%, 2/1/11	2,625	2,780
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute, 5.25%, 12/1/24	2,000	1,930
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	5,000	5,651
Massachusetts School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/19	5,000	5,069
Massachusetts State G.O. Unlimited Bonds, Series D, 5.50%, 10/1/20	5,000	5,232
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University), 5.00%, 7/1/19	5,000	5,186
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System, 5.25%, 7/1/12	3,450	3,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Massachusetts – 3.9% – continued
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family, 3.45%, 12/1/09	$1,050	$1,053
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	3,200	3,131
		33,541
Michigan – 0.3%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), Prerefunded, 4.88%, 12/1/08	2,500	2,533
Minnesota – 1.5%
Minnesota State G.O. Unlimited Bonds, 5.00%, 10/1/09	2,500	2,571
5.00%, 11/1/21	10,000	10,114
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	470	483
		13,168
Mississippi – 1.4%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured), 5.00%, Mandatory Put 3/1/15	5,000	5,258
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	75	72
Mississippi State G.O. Unlimited, Series A, (1) 5.00%, 10/1/16	6,060	6,414
		11,744
Missouri – 0.3%
Bi-State Development Agency Missouri- Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (FSA Insured), 5.25%, 10/1/17	2,620	2,687

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Nevada – 1.4%
Nevada State Capital Improvement and Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	$12,425	$12,310
New Jersey – 2.1%
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured), 5.00%, Mandatory Put 9/1/14	5,000	5,259
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	491
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded – Atlantic City Medical, 6.25%, 7/1/17	555	574
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Hospital Asset Transformation, Series A, 5.25%, 10/1/38	1,670	1,543
New Jersey Sports & Exposition Authority Contract Revenue Bonds, Series B, 4.00%, 9/1/19	3,000	2,733
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,500	2,636
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured), 4.00%, 12/15/17	5,000	4,807
		18,043
New Mexico – 0.6%
Santa Fe City Gross Receipts TRB, 6.00%, 6/1/11	5,250	5,262
New York – 15.0%
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded, 6.00%, 7/1/09	2,500	2,570
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded, 6.13%, 4/1/10	3,815	4,021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
New York – 15.0% – continued
Metropolitan Transportation Authority Revenue Bonds, Series B (MBIA Insured), 5.25%, 11/15/20	$10,000	$9,976
Metropolitan Transportation Authority Revenue Bonds, Series B, 5.00%, Mandatory Put 11/15/12	2,750	2,892
New York City G.O. Unlimited Bonds, Series A, 6.00%, 5/15/19	30	31
New York City G.O. Unlimited Bonds, Series A, Prerefunded, 6.00%, 5/15/10	305	325
New York City G.O. Unlimited Bonds, Subseries B-1, 5.25%, 9/1/20	10,000	10,023
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health System ( G.O. of Corp. Insured), 5.00%, 2/15/13	7,820	8,107
New York City Municipal Water & Sewer Financing Authority Revenue Bonds, Series AA, 5.00%, 6/15/21	10,000	9,917
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, 5.00%, 2/1/19	5,900	5,963
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (MBIA-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	2,500	2,710
New York Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding), (FSA Insured), 5.25%, 6/1/17	10,000	10,268
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement, 5.00%, 2/15/19	1,500	1,506
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Municipal Water Finance Authority, 5.00%, 6/15/20	5,245	5,290

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
New York – 15.0% – continued
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Prerefunded, 6.00%, 6/15/09	$170	$175
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance, 6.00%, 6/15/16	1,330	1,358
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance, 5.00%, 6/15/25	5,000	4,845
New York State Thruway Authority Personal Income TRB, Series A, 5.25%, 3/15/19	10,000	10,408
5.25%, 3/15/21	5,000	5,070
New York State Thruway Authority Revenue Bonds, Series A, General Highway and Bridge Trust Fund (AMBAC Insured), 5.00%, 4/1/20	2,500	2,507
New York State Urban Development Corp. Personal Income TRB, State Facilities, Series A, Prerefunded, 5.13%, 3/15/12	1,000	1,064
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (G.O. of Corp.), 5.50%, 7/1/16	1,250	1,259
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,100	5,270
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, 5.25%, 6/1/13	5,000	5,004
5.50%, 6/1/15	5,000	5,049
5.50%, 6/1/18	5,000	5,074
5.50%, 6/1/19	2,500	2,543
5.50%, 6/1/20	5,000	5,059
		128,284

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
North Carolina – 2.4%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.25%, 1/1/19	$5,000	$5,069
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A, 5.20%, 1/1/10	2,505	2,545
North Carolina G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 3/1/15	10,000	10,869
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.25%, 1/1/20	2,000	1,986
		20,469
Ohio – 0.9%
Akron G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,000	1,074
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	5,000	4,698
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	555	559
River Valley Local School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FSA Insured), Prerefunded, 5.25%, 11/1/11	1,235	1,315
		7,646
Oregon – 1.0%
Portland Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded, 6.00%, 6/15/10	3,450	3,683
Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien (FSA Insured), 5.00%, 6/15/23	5,000	4,943
		8,626

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Pennsylvania – 5.6%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center, 5.00%, 6/15/18	$7,000	$6,801
North Pocono School District G.O. Unlimited Bonds (FGIC State Aid Withholding Insured), Prerefunded, 5.00%, 3/15/13	5,000	5,313
Pennsylvania Daniel Boone Area School District G.O. Limited Bonds, (State Aid Withholding), 5.00%, 8/15/32	2,500	2,291
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,180
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	755
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured), 5.00%, 7/1/09	5,000	5,103
Pennsylvania State G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/20	5,000	5,079
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (MBIA Insured – G.O. of Agency), Prerefunded, 6.00%, 12/15/10	1,815	1,943
6.13%, 12/15/10	1,925	2,066
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	2,000	2,080
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Pennsylvania – 5.6% – continued
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 8/1/18	$5,000	$4,975
5.25%, 12/15/22	5,430	5,225
		47,928
Puerto Rico – 0.9%
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured), 5.50%, 7/1/20	2,000	1,952
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured), 5.00%, 7/1/20	5,000	4,855
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded, 6.00%, 8/1/09	1,000	1,040
		7,847
South Carolina – 1.4%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, 5.25%, 12/1/19	3,500	3,501
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured), 5.00%, 1/1/17	2,250	2,308
5.00%, 1/1/18	5,000	5,074
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,250	1,301
		12,184
Tennessee – 1.4%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured), 6.25%, 3/1/15	2,000	2,041
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds, 5.00%, 5/15/20	10,000	10,174
		12,215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Texas – 8.4%
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 0.00%, 8/15/26	$1,140	$370
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded, 0.00%, 8/15/10	2,225	741
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.50%, 8/15/14	1,535	1,681
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, Methodist Hospital System, 5.25%, 12/1/13	5,000	5,139
Harris County Road Revenue Bonds, Series B, 5.25%, 8/15/47	5,000	4,560
Leander Independent School District School Building Capital Appreciation Refunding G.O. Unlimited Bonds, (PSF Gtd.), 0.00%, 8/15/35	10,000	1,913
Lower Colorado River Authority Revenue Refunding Bonds, 5.75%, 5/15/37	5,000	4,965
North Texas Tollway Authority Revenue Refunding Bonds, Series A, System First Tier, 6.00%, 1/1/25	5,000	4,933
5.75%, 1/1/40	5,000	4,588
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	500	513
Sabine River Authority Revenue Refunding Bonds, Southwestern Electric Co. (MBIA Insured), 4.95%, 3/1/18	3,000	2,867
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,005
6.00%, 10/1/21	1,250	1,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Texas – 8.4% – continued
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/09	$875	$892
San Antonio Electric & Gas Unrefunded Balance Revenue Bonds, Series A, 5.25%, 2/1/16	6,490	6,597
San Antonio Electricity & Gas Revenue Bonds, 5.00%, 2/1/21	10,000	9,939
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (FGIC Insured), 4.40%, 9/1/11	5,000	5,004
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (AMBAC Insured), 0.00%, 8/15/27	15,000	5,015
Texas Transportation Revenue Bonds, First Tier, 5.00%, 4/1/20	10,000	10,083
		72,059
Virgin Islands – 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	540	550
Virginia – 1.4%
Hampton Roads Sanitation Wastewater Revenue Bonds, 5.00%, 4/1/33	5,000	4,730
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E, Subseries E-1 (AMT) (G.O. of Authority Insured), 4.00%, 4/1/10	5,100	5,171
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F, Subseries F-1 (G.O. of Authority Insured), 4.00%, 4/1/12	2,000	2,022
		11,923
Washington – 2.3%
King County Sewerage Revenue Refunding Bonds, Series B (FSA Insured), 5.13%, 1/1/24	5,000	4,961

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.0% – continued
Washington – 2.3% – continued
Washington State G.O. Unlimited Bonds, Series S-4, 5.75%, 1/1/12	$10,000	$10,280
Washington State Various Purpose G.O. Unlimited Bonds, 5.00%, 1/1/28	5,000	4,785
		20,026
Wisconsin – 2.1%
Wisconsin State G.O. Unlimited Revenue Bonds, Series C, 5.00%, 5/1/22	8,035	7,931
5.00%, 5/1/26	10,000	9,637
		17,568
Total Municipal Bonds
(Cost $807,574)		772,401

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 0.0%
Lehman Brothers Institutional Liquidity Funds – Tax-Exempt Portfolio	239,122	239
Total Investment Company
(Cost $239)		239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.4%
Collier County Health Facilities Authority Revenue VRDB, Cleveland Health Clinic, Series C-1 (JPMorgan Chase & Co. LOC), 4.25%, 10/1/08	$1,600	1,600
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series V1, Yale University, 3.75%, 10/1/08	1,000	1,000
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-3, Yale University, 3.75%, 10/1/08	5,000	5,000
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3, 4.25%, 10/1/08	2,400	2,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.4% – continued
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC), 8.00%, 10/2/08	$3,595	$3,595
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa (LaSalle Bank N.A. LOC), 5.60%, 10/1/08	4,400	4,400
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding Adjustable VRDB, Series A, Forestwood Apartments Project A (FNMA Insured), 8.81%, 10/1/08	300	300
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 5.50%, 10/1/08	1,200	1,200
Massachusetts State G.O. Unlimited VRDB, Series B, 4.40%, 10/1/08	10,000	10,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 7.67%, 10/2/08	5,000	5,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series B, Chevron USA, Inc. Project, 4.50%, 10/1/08	2,450	2,450
Mississippi Business Financing Corp. Revenue VRDB, Series A, North America LLC (JP Morgan Chase Bank LOC), 8.05%, 10/2/08	25,500	25,500
Tennessee Blount County Building Authority Revenue VRDB, Local Government, Series C-1-A, 4.70%, 10/1/08	4,200	4,200
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 5.00%, 10/1/08	11,200	11,200
Tucson Industrial Development Authority Revenue VRDB, Series A, (Fannie Mae Insured), 8.26%, 10/2/08	100	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.4% – continued
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC), 6.50%, 10/1/08	$2,000	$2,000
Valdez Marine Terminal Revenue Refunding VRDB, Series B, BP Pipelines Project, 4.25%, 10/1/08	910	910
Total Short-Term Investments
(Cost $80,855)		80,855

Total Investments – 99.4%
(Cost $888,668)		853,495
Other Assets less Liabilities – 0.6%		4,735
NET ASSETS – 100.0%		$858,230

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	5.3%
Education	5.6
General	7.7
General Obligation	23.4
Power	6.6
Transportation	13.1
Utilities	10.0
All other sectors less than 5%	28.3

Total	100.0%

At September 30, 2008, the credit quality distribution (unaudited) for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	37.5%
AA	41.6
A	9.8
BBB	0.6
SP1/MIG1	2.3
Cash and Equivalents	8.2

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$239	$–

Level 2	853,256	–

Level 3	–	–

Total	$853,495	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1%
Alabama – 0.8%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.50%, 2/1/11	$2,000	$2,136
Alaska – 0.3%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (MBIA Insured), Prerefunded, 5.75%, 9/15/10	750	794
Arizona – 4.5%
Arizona Health Facilities Authority Revenue Bonds, Series D, Banner Health, 5.00%, 1/1/14	2,000	2,023
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust, (AMBAC Insured), 5.25%, 7/1/10	2,000	2,069
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded, 5.25%, 7/1/12	1,125	1,206
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 4.00%, 7/1/14	3,100	3,148
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	2,000	2,034
Pima County Street & Highway Revenue Bonds (FGIC Insured), 4.25%, 7/1/11	1,540	1,553
		12,033
California – 3.7%
California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/14	3,000	3,234
California State G.O. Unlimited Refunding Bonds, 5.00%, 11/1/12	1,000	1,056
5.00%, 5/1/14	2,400	2,529
San Joaquin County Transportation Authority Sales Tax Revenue Senior Notes, 5.00%, 4/1/11	3,000	3,102
		9,921

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Colorado – 4.1%
Adams County School District No. 12 G.O. Unlimited Bonds (FSA State Aid Withholding Insured), Prerefunded, 6.50%, 12/15/08	$200	$201
Broomfield COP, Open Space Park and Recreation Facilities (AMBAC Insured), 5.75%, 12/1/14	2,000	2,076
Colorado Department of Transportation Revenue Anticipation Notes, Series A (MBIA Insured), 5.50%, 6/15/12	1,000	1,075
E-470 Public Highway Authority Revenue Bonds, Series B2 (MBIA Insured), 5.00%, Mandatory Put 9/2/11	2,000	2,013
Regional Transportation District COP, Transit Vehicles, Series A (AMBAC Insured), 5.00%, 12/1/16	2,730	2,818
Regional Transportation District Refunding COP, Series A (FGIC Insured), 5.00%, 6/1/11	1,750	1,811
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded, 5.00%, 11/1/16	1,000	1,067
		11,061
Florida – 7.2%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,042
Florida Municipal Power Agency Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,154
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B, 4.00%, 6/1/12	675	691
Florida State Department of Environmental Protection Revenue Bonds, Series A (AMBAC Insured), 5.00%, 7/1/10	1,500	1,553
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B, 6.38%, 7/1/14	1,500	1,694

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Florida – 7.2% – continued
Orlando Utilities Commission Water & Electricity Revenue Refunding Bonds, Prerefunded, 5.25%, 10/1/11	$2,625	$2,816
Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded, 5.25%, 12/1/10	1,000	1,063
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,538
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (MBIA Insured), 5.00%, 10/1/14	500	526
Tampa Bay Water Utility System Revenue Bonds, Series B (FGIC Insured), 5.00%, 10/1/08	500	500
		19,577
Georgia – 3.1%
Coweta County Development Authority Revenue Bonds, Newnan Water & Sewerage Project (AMBAC Insured), Prerefunded, 5.25%, 1/1/10	1,000	1,044
De Kalb County School District G.O. Unlimited (State Aid Withholding), 5.00%, 2/1/11	1,000	1,049
Georgia State Road & Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series A, (FSA Insured) 5.00%, 7/1/14	3,000	3,197
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,063
Municipal Electric Authority Revenue Bonds, Series A, Project One, 5.00%, 1/1/13	2,000	2,081
		8,434
Idaho – 0.3%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (FSA Insured), 4.38%, Mandatory Put 4/1/11	750	773

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Illinois – 2.2%
Arlington Heights G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/1/08	$300	$301
Chicago G.O. Unlimited, Lakefront Millenium Parking Facility (MBIA Insured), Prerefunded, 5.70%, 1/1/12	700	767
Chicago Transit Authority Revenue Bonds, Federal Transit Administration Section 5309, (Assured Guaranty Insured), 5.00%, 6/1/12	1,385	1,459
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,074
Metropolitan Pier & Exposition Authority Dedicated TRB, McCormick Place Expansion Project (FGIC Insured), 5.38%, 12/15/16	2,250	2,317
		5,918
Indiana – 2.7%
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,608
Indiana University Revenue Bonds, Series O, Student Fee (FGIC Insured), 5.00%, 8/1/11	600	630
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,547
Mount Vernon of Posey County Multi- School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured-State Aid Withholding), 4.00%, 1/15/13	500	508
		7,293
Kentucky – 0.4%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project #66 (MBIA Insured), Prerefunded, 5.75%, 5/1/10	1,000	1,050
Louisiana – 0.9%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 11/15/10	1,250	1,316

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Louisiana – 0.9% – continued
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.00%, 4/1/12	$1,000	$1,060
		2,376
Maryland – 1.0%
Maryland State Department of Transportation County Revenue Bonds, Second Issue, 4.00%, 9/1/13	1,500	1,538
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/12	1,000	1,063
		2,601
Massachusetts – 2.2%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded, 5.00%, 7/1/14	2,740	2,937
Massachusetts State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 5.00%, 8/1/11	1,500	1,579
Massachusetts State Refunding G.O. Unlimited, Series A, 6.00%, 11/1/11	1,275	1,381
		5,897
Michigan – 1.8%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (MBIA Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,076
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program, (FSA Insured), 5.00%, 10/15/09	3,600	3,687
		4,763
Minnesota – 2.4%
Minnesota Public Facilities Authority Water PCR Bonds, Series A, 5.00%, 3/1/12	1,000	1,058
Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,350
		6,408

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Mississippi – 1.2%
Mississippi State G.O. Unlimited Bonds, Class A, (1) 5.00%, 10/1/13	$2,620	$2,792
Mississippi State G.O. Unlimited Refunding Bonds, 5.75%, 12/1/11	510	549
		3,341
Nebraska – 0.7%
Nebraska Public Power District Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,796
Nevada –1.0%
Clark County Revenue Bonds, Series A, Subordinate Lien (MBIA Insured), Prerefunded, 6.00%, 7/1/10	550	587
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.50%, 6/15/13	2,000	2,075
		2,662
New Jersey – 4.3%
New Jersey COP, Series A, Equipment Lease Purchase, 5.00%, 6/15/12	2,500	2,600
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured), 5.00%, Mandatory Put 9/1/14	2,500	2,629
New Jersey Economic Development Authority Revenue Bonds, Series A, School Facilities Construction (AMBAC Insured), Prerefunded, 5.25%, 6/15/11	1,700	1,801
New Jersey State G.O. Unlimited Refunding Bonds, Series J (FGIC-TCRS Insured), 5.00%, 7/15/11	1,000	1,052
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,109
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured), 3.75%, 12/15/12	1,500	1,501
		11,692

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
New Mexico – 1.9%
Albuquerque Water and Sewer System Improvement Revenue Refunding Bonds, Series A, 5.25%, 7/1/09	$1,275	$1,304
New Mexico Severance Tax Revenue Bonds, Series A-1, 4.00%, 7/1/16	4,000	3,929
		5,233
New York – 7.1%
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health System (G.O. of Corp. Insured), 5.00%, 2/15/13	5,000	5,183
New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum Modern Art, 5.00%, 10/1/10	3,000	3,131
New York G.O. Unlimited Bonds, Series C, 5.25%, 8/1/11	2,000	2,094
New York State Dormitory Authority Revenue Bonds, Series B, 5.00%, 2/15/14	2,810	2,949
New York State Dormitory Authority Revenue Bonds, Series B, Mental Health, 5.00%, 7/1/14	1,370	1,436
New York State Thruway Authority Revenue Bonds, Series B, General Highway & Bridge Trust Fund, 5.00%, 4/1/14	3,000	3,168
New York State Tollway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund, 5.00%, 4/1/14	1,000	1,056
Triborough Bridge & Tunnel Authority Subordinate Revenue Bonds, 4.00%, 11/15/08	250	251
		19,268
North Carolina – 1.3%
North Carolina Eastern Municipal Power Agency Revenue Refunding Bonds, Series B (FGIC-TCRS Insured), 6.13%, 1/1/09	3,500	3,522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Ohio – 0.4%
Ohio State Building Authority Revenue Refunding Bonds, Series A, State Facilities Administration Building Project, (FSA Insured), 5.00%, 4/1/09	$1,000	$1,013
Oregon – 1.9%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Gtd.), Prerefunded, 5.25%, 6/15/10	1,000	1,045
Multnomah Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (FSA Insured School Bond Gtd.), Prerefunded, 5.50%, 6/15/11	1,000	1,066
Umatilla County School District No. 8R Hermiston G.O. Unlimited Bonds (MBIA Insured), Prerefunded, 5.20%, 6/15/09	1,000	1,021
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A, (FSA Insured), 5.00%, 6/1/12	1,800	1,908
		5,040
Pennsylvania – 1.1%
Lehigh County General Purpose Authority Revenue Bonds, Saint Lukes Bethlehem Hospital, Prerefunded, 5.38%, 8/15/13	1,000	1,085
Pennsylvania Turnpike Commission Revenue Anticipation Notes, Series A (AMBAC Insured), 4.00%, 10/15/09	2,000	2,000
		3,085
South Carolina – 1.1%
Greenville County School District Revenue Bonds, Prerefunded, 5.50%, 12/1/12	1,750	1,914
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,000	1,041
		2,955
Texas – 8.2%
Bell County Limited Tax Notes, 5.00%, 2/15/15	2,000	2,055

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Texas – 8.2% – continued
Corpus Christi G.O. Certificates (FSA Insured), Prerefunded, 5.75%, 3/1/11	$1,000	$1,066
Fort Worth G.O. Certificates (FSA Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,038
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.75%, 8/15/10	300	317
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, Methodist Hospital System, 5.25%, 12/1/13	3,000	3,083
Harris County Revenue Refunding Bonds Senior Lien, Toll Road (FSA Insured), 5.38%, 8/15/09	1,000	1,027
Irving Improvement Refunding G.O. Limited Bonds, 5.00%, 9/15/11	1,000	1,055
Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/13	1,000	1,045
McKinney G.O. Limited Bonds, Series B, Prerefunded, 5.50%, 8/15/09	400	411
North Texas Tollway Authority Revenue Bonds, Series H, First Tier, 5.00%, Mandatory Put 1/1/11	3,000	3,018
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/12	2,000	2,060
San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.50%, Mandatory Put 12/1/10	4,000	4,012
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/09	225	230
San Antonio General Improvement Refunding G.O. Limited Bonds, 4.00%, 8/1/12	1,585	1,623
		22,040
Utah – 4.6%
Alpine School District G.O. Unlimited Bonds (School Bond Gtd.), Prerefunded, 5.25%, 9/15/11	2,000	2,126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Utah – 4.6% – continued
Intermountain Power Agency Revenue Bonds, Series F, Convention 2008 5.00%, Mandatory Put 3/15/09	$2,500	$2,492
Intermountain Power Agency Revenue Refunding Bonds, Series A, 5.50%, 7/1/14	3,500	3,708
Uintah County Municipal Building Authority Revenue Bonds, 4.50%, 6/1/13	425	428
4.50%, 6/1/14	650	648
University of Utah COP (MBIA Insured) Escrowed to Maturity, 6.00%, 12/1/08	2,000	2,009
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,077
		12,488
Virginia – 0.9%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,074
Virginia Public Building Facilities Authority Revenue Bonds, Series B, 5.00%, 8/1/12	1,355	1,438
		2,512
Washington – 4.3%
Energy Northwest Electric Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	3,500	3,687
Franklin County Public Utility District No. 001 Electric Revenue Bonds (MBIA Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,087
King County Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.50%, 1/1/15	1,500	1,569
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded, 5.25%, 12/1/11	3,000	3,197
Washington State G.O. Unlimited Bonds, Series C, Various Purpose (FGIC Insured), 5.25%, 1/1/19	2,000	2,025
		11,565

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 79.1% – continued
Wisconsin – 0.4%
Wisconsin State G.O. Unlimited, Series F (FSA Insured), Prerefunded, 5.50%, 5/1/12	$1,000	$1,076
Wyoming – 1.1%
Campbell County Recreation Project Revenue Bond, 5.00%, 6/15/12	3,000	3,089
Total Municipal Bonds
(Cost $215,592)		213,412

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.0%
AIM Tax-Free Cash Reserve Portfolio	95,155	96
Lehman Brothers Institutional Liquidity Funds – Tax-Exempt Portfolio	9,989	10
Total Investment Companies
(Cost $106)		106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 18.6%
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured), 7.50%, 10/2/08	$300	300
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank), 8.28%, 10/2/08	3,400	3,400
Denver City & County Multi-Family Housing Revenue VRDB, Ogden Residences Project (Credit Lyonnais LOC), 5.50%, 10/1/08	2,600	2,600
Everett Public Facilities District Project Revenue VRDB, 6.28%, 10/1/08	2,000	2,000
Harris County Health Facilities Development Corp. Revenue Refunding Bonds, VRDB, Series A-1, Methodist Hospital Systems, 4.25%, 10/1/08	800	800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 18.6% – continued
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (Suntrust Bank LOC), 8.00%, 10/2/08	$7,100	$7,100
Illinois Finance Authority Revenue VRDB, Series B-2, Northwestern Memorial Hospital, 4.25%, 10/1/08	300	300
Iowa Finance Authority Health Care Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC), 6.25%, 10/1/08	730	730
Jackson County Economic Development Corp. Revenue VRDB, Series A, Viste Grande Villa (LaSalle Bank LOC), 5.60%, 10/1/08	300	300
Jacksonville PCR Daily Refunding VRDB, Florida Power and Light Co. Project, 5.50%, 10/1/08	400	400
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC), 8.01%, 10/2/08	775	775
Loudoun County IDA Revenue VRDB, Series E, Howard Hughes Medical Center, 7.77%, 10/1/08	1,900	1,900
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC), 5.50%, 10/1/08	9,500	9,500
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare System Revenue VRDB, Series A, Childrens Hospital Clinics (FSA Insured), 6.15%, 10/1/08	1,200	1,200
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project, 4.50%, 10/1/08	3,000	3,000
Missouri State Health & Educational Facilities Authority Educational Facilities VRDB, Series B, Saint Louis University, 6.28%, 10/1/08	400	400
Mount Vernon Industrial Pollution Control & Solid Waste Disposal Revenue VRDB, General Electric Co. Project, 5.20%, 10/1/08	4,215	4,215

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 18.6% – continued
New Hampshire Health & Education Facilities Authority Revenue VRDB, Saint Anselm College (RBS Citizens N.A. LOC), 6.25%, 10/1/08	$200	$200
Parma Hospital Improvement Revenue VRDB, Series C, Parma Community General Hospital (JP Morgan Chase Bank LOC), 10.00%, 10/2/08	2,000	2,000
Sevier County Public Building Authority Adjustable Revenue VRDB, Series IV-3, Local Government Public Improvement (FSA Municipal Government Insured), 5.50%, 10/1/08	2,000	2,000
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 5.00%, 10/1/08	1,500	1,500
Tucson Industrial Development Authority Revenue VRDB, Series A, (Fannie Mae Insured), 8.26%, 10/2/08	4,700	4,700
Uinta County PCR VRDB, Chevron U.S.A. Inc. Project, 4.55%, 10/1/08	300	300
Wayne Charter County Economic Development Corp. Limited Obligation Revenue VRDB, University Detroit Jesuit Project (Allied Irish Bank PLC LOC), 10.00%, 10/2/08	600	600
Total Short-Term Investments
(Cost $50,220)		50,220

Total Investments – 97.7%
(Cost $265,918)		263,738
Other Assets less Liabilities – 2.3%		6,203
NET ASSETS – 100.0%		$269,941

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	8.9
General Obligation	15.7
Medical	12.1
Power	9.8
School District	6.0
Transportation	15.3
All other sectors less than 5%	25.5

Total	100.0%

At September 30, 2008 the credit quality distribution (unaudited) for the Short- Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	32.5%
AA	29.9
A	12.3
BBB	1.3
SP1/MIG1	4.2
Cash and Equivalents	19.8

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$106	$–

Level 2	263,632	–

Level 3	–	–

Total	$263,738	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5%
Arizona – 4.4%
Arizona Banner Health Facilities Authority Revenue Bonds, Series D, 6.00%, 1/1/30	$15,000	$15,020
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.), 5.90%, 5/1/24	1,000	937
Maricopa County Unified School District No 89 Dysart G.O. Bonds, Series B, School improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	3,500	3,246
McAllister Academic Village Revenue Bonds, Arizona State University 5.25%, 7/1/33	3,000	2,687
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (FGIC Insured), 0.00%, 7/1/20	2,045	1,573
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/15	5,000	5,231
5.00%, 7/1/17	5,000	5,086
		33,780
Arkansas – 0.3%
Fort Smith Water & Sewer Revenue Refunding Bonds (FSA Insured), 5.00%, 10/1/32	2,500	2,335
California – 12.5%
Alvord Unified School District G.O. Unlimited Revenue Refunding Bonds, Series A (FSA-CR MBIA Insured), 5.90%, 8/1/30	10,000	10,201
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,345	2,369
Antelope Valley Community College District G.O. Unlimited Bonds, Series B, Election 2004 (MBIA Insured), 5.25%, 8/1/39	2,000	1,887
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	2,500	2,548

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
California – 12.5% – continued
California Eastern Municipal Water & Sewer District, Series H, 5.00%, 7/1/33	$2,500	$2,260
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	10,000	10,887
California State Department of Water Resources Revenue Bonds, Series H, Power Supply (FSA Insured), 5.00%, 5/1/21	2,095	2,074
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	400	424
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	130	131
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (FGIC Insured), 0.00%, 2/1/32	5,800	1,313
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,450	1,929
Grossmont Unified High School District G.O. Unlimited Bonds, Election 2004, 5.00%, 8/1/33	10,000	9,237
Kern High School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 6.60%, 2/1/17	1,845	1,968
6.60%, 8/1/17	1,825	1,947
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured), 5.00%, 10/1/21	5,000	5,009
Los Angeles Department of Water & Power Revenue Bonds, Series B (FSA Insured), 5.00%, 7/1/35	2,775	2,563

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
California – 12.5% – continued
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	$2,500	$2,358
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (FSA Insured) 5.00%, 7/1/21	5,000	4,976
Los Angeles Water & Power Revenue Bonds, Series A-A-1, 5.00%, 7/1/24	4,500	4,404
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	989
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/28	3,000	1,073
Riverside Water Revenue Bonds, Series B (FSA Insured), 5.00%, 10/1/38	10,000	9,269
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured), 5.25%, 7/1/24	10,000	9,606
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1, 5.00%, 11/1/33	2,000	1,447
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	5,375	5,144
Walnut Valley Unified School District G.O. Unlimited Bonds, Series A (MBIA Insured), Escrowed to Maturity, 6.00%, 8/1/13	1,000	1,120
		97,186
Colorado – 5.3%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	1,000	1,110
Dawson Ridge Metropolitan District No. G.O. Limited Refunding Bonds, Series A, 0.00%, 10/1/22	68,825	32,459

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Colorado – 5.3% – continued
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (MBIA Insured), 6.00%, 1/1/14	$3,360	$3,400
Public Authority for Colorado Energy Natural Gas Purpose Revenue Bonds, 6.50%, 11/15/38	5,000	4,326
		41,295
Connecticut – 1.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-3, Yale University, 4.85%, 7/1/37	4,300	4,016
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (MBIA Insured), 4.75%, 11/15/18	990	905
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded, 7.13%, 6/1/10	5,950	6,210
		11,131
Delaware – 0.6%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured), 5.80%, 7/1/35	4,990	4,919
Florida – 7.5%
Broward County School Board Refunding COP, Series B (FSA Insured), 5.25%, 7/1/17	5,000	5,144
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	1,200	1,192
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	2,500	2,521
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	409

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Florida – 7.5% – continued
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	$2,090	$2,389
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	15,950	19,433
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.25%, 10/1/22	7,500	7,376
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity, 6.75%, 10/1/17	7,700	8,649
Palm Beach County School Board COP Bonds, Series B, (FGIC Insured), 5.00%, Mandatory Put 8/1/11	5,000	5,102
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	900	906
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,925	5,211
		58,332
Georgia – 2.0%
Burke County Development Authority PCR Bonds, Oglethorpe Power-Vogtle Project B, 5.50%, 1/1/33	1,750	1,599
Forsyth County G.O. Unlimited Bonds, Prerefunded, 6.00%, 3/1/10	3,290	3,480
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities – Lanier Village, 7.25%, 11/15/29	2,000	2,029
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,584
Georgia State G.O. Unlimited Bonds, Series B, 5.00%, 7/1/20	5,000	5,134

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Georgia – 2.0% – continued
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	$1,000	$984
		15,810
Illinois – 7.6%
Bolingbrook G.O. Unlimited Bonds, Series B, Capital Appreciation (MBIA Insured), Prerefunded, 0.00%, 1/1/09	895	241
Bolingbrook G.O. Unlimited Bonds, Series B, Capital Appreciation Unrefunded Balance (MBIA Insured), 0.00%, 1/1/33	505	108
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	11,000	10,221
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,403
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	824
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial, 5.63%, 1/1/37	2,500	2,168
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,101
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (FGIC Insured), 5.25%, 2/1/27	5,000	4,686
Illinois State G.O. Unlimited Bonds, 1st Series, 5.60%, 8/1/21	5,000	5,125
Illinois State Sales TRB, 1st Series (FGIC Insured), 6.00%, 6/15/25	5,000	5,259
6.00%, 6/15/26	5,000	5,245

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Illinois – 7.6% – continued
Kane & De Kalb Counties Community Unit School District No. 302 G.O. Unlimited Bonds, School Building (FSA Insured), 5.50%, 2/1/28	$4,000	$4,005
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured), 5.38%, 12/15/16	5,000	5,148
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	10,000	9,629
Southwestern Illinois Development Authority Capital Appreciation Revenue Bonds, Local Government Program (FSA Insured), 0.00%, 12/1/21	5,000	2,410
		58,573
Indiana – 2.8%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded, 6.50%, 7/15/10	5,000	5,437
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds, 7.25%, 8/1/13	4,200	4,764
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (MBIA Insured), 7.40%, 7/1/15	5,620	6,544
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured), 3.50%, 6/1/18	3,280	2,954
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured), 6.00%, 5/1/29	2,000	2,002
		21,701

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Iowa – 0.6%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded, 5.60%, 6/1/11	$4,000	$4,259
Kansas – 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,708
Kentucky – 1.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Subseries A-1, Louisville Arena Project, 6.00%, 12/1/42	1,000	950
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (MBIA Insured), 5.50%, 5/15/34	10,000	10,022
		10,972
Louisiana – 0.7%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 5.00%, 8/1/15	5,000	5,256
Maryland – 1.2%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series, 5.00%, 8/1/20	5,000	5,123
Maryland Transportation Authority Revenue Bonds, Transportation Facilities Project, 5.00%, 7/1/21	4,000	4,021
		9,144
Massachusetts – 4.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute, 5.25%, 12/1/23	4,400	4,257
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	10,000	11,302

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Massachusetts – 4.4% – continued
Massachusetts State G.O. Unlimited Bonds, Series D, 5.50%, 10/1/20	$5,000	$5,231
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University), 5.00%, 7/1/19	5,000	5,186
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,354
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	5,000	4,893
		34,223
Michigan – 1.4%
Detroit Sewer Disposal Revenue Bonds, Series E, Second Lien (FGIC Insured), 5.75%, 7/1/31	10,000	10,148
Wayne Charter County Revenue Refunding Bonds, Series C (FGIC Insured), 5.38%, 12/1/15	1,000	1,035
		11,183
Minnesota – 0.5%
Minnesota State G.O. Unlimited Bonds, 5.00%, 10/1/09	2,500	2,571
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	475	488
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	755	762
		3,821
Mississippi – 0.8%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured), 5.00%, Mandatory Put 3/1/15	6,000	6,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Mississippi – 0.8% – continued
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	$60	$58
		6,367
Missouri – 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	2,500	2,563
Nevada – 1.0%
Clark County G.O. Unlimited Refunding Bonds, Flood Control, 5.00%, 11/1/15	7,015	7,383
New Jersey – 1.3%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	491
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance, 6.25%, 7/1/17	555	574
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 0.00%, 1/1/35	5,000	3,290
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, Transportation Systems (MBIA Insured), 5.50%, 12/15/17	5,000	5,355
		9,710
New York – 8.6%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded, 5.75%, 8/1/10	2,000	2,134
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded, 6.00%, 7/1/09	2,500	2,570
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.00%, 11/15/32	5,000	4,732

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
New York – 8.6% – continued
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance, 6.00%, 5/15/30	$50	$51
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance, 6.00%, 6/15/33	1,160	1,228
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded, 6.00%, 5/15/10	4,000	4,259
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (FGIC Insured), 5.25%, 2/1/17	5,000	5,137
New York State Dormitory Authority Lease Revenue Bonds, Series A, University Dormitory Facilities, Prerefunded, 6.25%, 7/1/10	1,115	1,194
New York State Thruway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund (AMBAC Insured), 5.00%, 4/1/20	2,500	2,507
New York State Thruway Authority State Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,070
New York State Urban Development Corp. Revenue Refunding Bonds, Series A, Service Contract (FSA Insured), 5.25%, 1/1/19	10,000	10,416
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A, 5.00%, 10/15/24	5,000	4,865
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,000	5,167
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, 5.50%, 6/1/16	10,000	10,153
5.50%, 6/1/18	5,000	5,074
5.50%, 6/1/19	2,500	2,543
		67,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
North Carolina – 3.3%
Cape Fear Public Utility Authority Water & Sewer System Revenue Bonds, 5.00%, 8/1/35	$5,000	$4,677
North Carolina Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/20	10,000	10,259
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,108
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.75%, 1/1/26	1,250	1,260
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (MBIA-IBC Insured), 6.00%, 1/1/22	6,015	6,086
		25,390
Ohio – 2.1%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	5,000	4,698
Hamilton County Sewer System Revenue Bonds, 5.25%, 12/1/26	3,280	3,216
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	560	564
Ohio State Higher Educational Facilities Community Revenue Bonds, Series A, Cleveland Clinic Health, (1) 5.25%, 1/1/33	1,500	1,363
Ohio State Water Development Authority PCR Refunding Bonds, 5.25%, 12/1/20	5,000	5,252
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 6.00%, 6/1/11	810	873
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance, 6.00%, 12/1/25	190	194
		16,160

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Oklahoma – 1.0%
McGee Creek Authority Water Revenue Bonds (MBIA Insured), 6.00%, 1/1/13	$5,145	$5,428
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded, 6.38%, 6/1/11	2,000	2,171
		7,599
Oregon – 0.2%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA Mortgages Insured), 6.15%, 7/1/30	310	313
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series F, SFM Project, 5.55%, 7/1/30	1,000	985
		1,298
Pennsylvania – 4.7%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center, 5.00%, 6/15/18	5,000	4,858
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.38%, 12/1/09	3,000	3,217
Pennsylvania Daniel Boone Area School District G.O. Limited Bonds, State Withholding, 5.00%, 8/15/32	2,500	2,291
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	755
Pennsylvania State G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/20	5,000	5,079
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,330	1,173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Pennsylvania – 4.7% – continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	$1,750	$1,820
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,468
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004, 5.38%, 7/1/21	5,585	5,818
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 8/1/18	5,000	4,975
5.25%, 12/15/22	5,000	4,811
		36,265
Puerto Rico – 1.4%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded, 6.00%, 7/1/10	2,000	2,128
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured), 5.50%, 7/1/20	3,000	2,927
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured), 5.00%, 7/1/20	6,000	5,826
		10,881
Rhode Island – 0.6%
Rhode Island Housing & Mortgage Financing Corp. Revenue Bonds, Series 60-A2, Homeownership Opportunity 5.63%, 10/1/38	1,500	1,470
Rhode Island State Economic Development Corp. Airport Revenue Bonds, Series B (FGIC Insured), Prerefunded, 6.50%, 7/1/10	3,000	3,230
		4,700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
South Carolina – 0.2%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	$1,250	$1,301
Tennessee – 0.6%
Chattanooga Electric Revenue Bonds, Series A, 5.00%, 9/1/33	5,000	4,702
Texas – 6.2%
Birdville Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 0.00%, 2/15/10	1,795	950
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity, 5.50%, 7/1/09	180	184
Harris County Revenue Bonds, Series B, 5.25%, 8/15/47	5,000	4,560
Leander Independent School District Capital Appreciation Refunding G.O. Unlimited Bonds, School Building (PSF Gtd.), 0.00%, 8/15/35	10,000	1,913
Longview Independent School District G.O. Revenue Bonds, 5.00%, 2/15/29	5,000	4,690
Lower Colorado River Authority Revenue Refunding Bonds, 5.75%, 5/15/37	12,625	12,536
North Texas Tollway Authority Revenue Refunding Bonds, Series A, System First Tier, 5.75%, 1/1/40	5,000	4,588
North Texas Tollway Authority Revenue Refunding Bonds, Series F, 5.75%, 1/1/33	5,550	5,051
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded, 6.25%, 8/15/09	1,000	1,053
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,005
6.00%, 10/1/21	1,250	1,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.5% – continued
Texas – 6.2% – continued
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (BHAC-CR AMBAC Insured), 0.00%, 8/15/27	$20,000	$6,686
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II, 6.10%, 6/1/21	3,000	3,005
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance, 0.00%, 8/15/16	240	153
0.00%, 8/15/23	190	74
0.00%, 8/15/28	305	85
0.00%, 8/15/30	320	78
		47,865
Virginia – 1.8%
Hampton Roads Sanitation Wastewater Revenue Bonds, 5.00%, 4/1/33	10,000	9,460
Virginia State Public School Authority Revenue Bonds (State Aid Withholdings) 5.00%, 8/1/26	5,000	4,856
		14,316
Washington – 2.0%
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	5,863
Washington State Various Purpose G.O. Unlimited Bonds, 5.00%, 1/1/28	5,000	4,785
Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 1/1/27	5,000	4,803
		15,451
Wisconsin – 0.6%
Wisconsin State G.O. Unlimited Revenue Bonds, Series C, 5.00%, 5/1/22	5,000	4,935
Total Municipal Bonds
(Cost $739,032)		709,614

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 0.0%
Lehman Brothers Institutional Liquidity Funds – Tax-Exempt Portfolio	170,152	$170
Total Investment Company
(Cost $170)		170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.1%
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JPMorgan Chase Bank LOC), 8.28%, 10/2/08	$1,200	1,200
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-3, Yale University, 3.75%, 10/1/08	5,000	5,000
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3, 4.25%, 10/1/08	2,100	2,100
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems, 4.25%, 10/1/08	900	900
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 7.67%, 10/2/08	5,000	5,000
Mississippi Business Financing Corp. Revenue VRDB, Series A, North America, LLC (JP Morgan Chase Bank Insured), 8.05%, 10/2/08	13,600	13,600
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity, 4.25%, 10/1/08	1,265	1,265
Mount Vernon Industrial Pollution Control & Solid Waste Disposal Revenue VRDB, General Electric Co. Project, 5.20%, 10/1/08	2,000	2,000
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Regional Health (U.S. Bank N.A. LOC), 6.25%, 10/1/08	11,900	11,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.1% – continued
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC), 8.00%, 10/2/08	$320	$320
Texas Water Development Board State Revolving Revenue Refunding VRDB, Sub Lien Series A, 5.00%, 10/1/08	4,300	4,300
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Emerald Heights Project (Bank of America N.A. LOC), 9.00%, 10/1/08	100	100
Total Short-Term Investments
(Cost $47,685)		47,685

Total Investments – 97.6%
(Cost $786,887)		757,469
Other Assets less Liabilities – 2.4%		18,465
NET ASSETS – 100.0%		$775,934

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At September 30, 2008, industry sectors (unaudited) for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	8.5%
General Obligation	20.2
Higher Education	6.8
Medical	6.4
Power	7.9
School District	9.0
Transportation	7.7
Utilities	10.4
All other sectors less than 5%	23.1

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the credit quality distribution (unaudited) for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	43.4%
AA	36.5
A	11.1
BBB	1.5
Not Rated	0.7
Cash Equivalents	6.0
SP1/MIG1	0.7
Other	0.1

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)

Level 1	$170	$–

Level 2	757,299	–

Level 3	–	–

Total	$757,469	$–

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. The aggregate market value of securities segregated to cover the commitment was approximately $6,743,743, $2,873,325 and $2,951,280 for the Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds, respectively. When-issued securities at September 30, 2008, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2008. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Cost of investments includes amortization of premiums and accretion of discounts.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of

dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007, through the fiscal year ended March 31, 2008, the following Funds incurred net capital losses for which the Fund intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
Arizona Tax-Exempt	$58
California Intermediate Tax-Exempt	395
California Tax-Exempt	208
High Yield Municipal	1,426
Tax-Exempt	3,811

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

At March 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MAR. 31, 2009	MAR. 31, 2010	MAR. 31, 2011	MAR. 31, 2013	MAR. 31, 2014	MAR. 31, 2015	MAR. 31, 2016
Arizona Tax-Exempt	$—	$—	$—	$—	$—	$—	$174
California Intermediate Tax-Exempt	—	—	—	—	—	—	396
California Tax-Exempt	—	—	—	—	—	—	123
High Yield Municipal	531	535	107	513	184	358	2,584
Intermediate Tax-Exempt	—	—	—	—	—	—	1,004
Tax-Exempt	—	—	—	—	—	—	2,921

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2008, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	UNREALIZED GAINS/(LOSSES)
Arizona Tax-Exempt	$55	$1	$566
California Intermediate Tax-Exempt	94	—	90
California Tax-Exempt	101	2	981
High Yield Municipal	350	—	(24,953)
Intermediate Tax-Exempt	569	1	(30)
Short-Intermediate Tax-Exempt	59	46	1,520
Tax-Exempt	470	—	8,394

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,361	$109	$216
California Intermediate Tax-Exempt	4,558	25	50
California Tax-Exempt	4,921	172	618
High Yield Municipal	15,748	21	—
Intermediate Tax-Exempt	24,058	1,604	—
Short-Intermediate Tax- Exempt	2,021	—	—
Tax-Exempt	25,089	1,549	443

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,051	$150	$148
California Intermediate Tax-Exempt	3,144	25	73
California Tax-Exempt	4,022	193	282
High Yield Municipal	11,597	20	—
Intermediate Tax-Exempt	20,568	1,855	3,490
Tax-Exempt	20,605	2,523	2,796

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2008,

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

At September 30, 2008, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2008.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2008, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the period April 1, 2008, through July 30, 2008, were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.75%
California Intermediate Tax-Exempt	0.55%	0.75%
California Tax-Exempt	0.55%	0.75%
High Yield Municipal	0.65%	0.85%
Intermediate Tax-Exempt	0.55%	0.75%
Short-Intermediate Tax-Exempt	0.50%	0.70%
Tax-Exempt	0.55%	0.75%

Effective July 31, 2008, the contractual advisory fees for several of the Funds were amended to reflect breakpoints at varying asset levels. The annual advisory fees and expense limitations for the Funds for the period July 31, 2008, through September 30, 2008, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Short Intermediate Tax-Exempt	0.50%	0.70%

	CONTRACTUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Tax-Exempt	0.55%	0.52%	0.50%	0.75%
High Yield Municipal	0.65%	0.61%	0.59%	0.85%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
Tax-Exempt	0.55%	0.52%	0.50%	0.75%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax- Exempt	$ —	$31,686	$ —	$17,201
California Intermediate Tax- Exempt	—	63,090	—	29,722
California Tax- Exempt	—	38,534	—	30,151
High Yield Municipal	—	67,663	—	36,073
Intermediate Tax- Exempt	—	757,856	—	592,951
Short-Intermediate Tax-Exempt	—	113,219	—	36,040
Tax-Exempt	—	846,285	—	749,617

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unre- alized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$779	$(4,590)	$(3,811)	$85,849
California Intermediate Tax-Exempt	1,182	(7,205)	(6,023)	173,671
California Tax-Exempt	2,438	(8,637)	(6,199)	137,064
High Yield Municipal	2,389	(51,664)	(49,275)	425,852
Intermediate Tax-Exempt	2,637	(37,810)	(35,173)	888,668
Short-Intermediate Tax-Exempt	515	(2,695)	(2,180)	265,918
Tax-Exempt	8,313	(37,731)	(29,418)	786,887

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NOTES TO THE FINANCIAL STATEMENTS continued

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	2,420	$24,237	23	$231	(494)	$(4,901)	1,949	$19,567
California Intermediate Tax-Exempt	5,020	50,171	14	133	(1,272)	(12,641)	3,762	37,663
California Tax-Exempt	3,300	34,827	44	462	(2,446)	(25,873)	898	9,416
High Yield Municipal	13,155	116,908	92	808	(8,770)	(77,260)	4,477	40,456
Intermediate Tax-Exempt	19,898	200,243	124	1,244	(5,942)	(59,715)	14,080	141,772
Short-Intermediate Tax-Exempt	13,074	132,803	15	149	(3,211)	(32,596)	9,878	100,356
Tax-Exempt	17,959	183,083	166	1,681	(7,631)	(77,627)	10,494	107,137

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	2,922	$29,727	60	$607	(1,160)	$(11,796)	1,822	$18,538
California Intermediate Tax-Exempt	6,280	63,346	45	461	(3,170)	(31,952)	3,155	31,855
California Tax-Exempt	5,049	54,236	107	1,154	(2,819)	(30,321)	2,337	25,069
High Yield Municipal	23,168	218,067	226	2,140	(13,282)	(124,704)	10,112	95,503
Intermediate Tax-Exempt	26,548	268,136	350	3,540	(15,011)	(151,257)	11,887	120,419
Short-Intermediate Tax-Exempt	18,690	188,496	9	94	(1,674)	(16,970)	17,025	171,620
Tax-Exempt	26,008	268,573	453	4,674	(12,307)	(127,045)	14,154	146,202

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures for next year.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

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FUND EXPENSES	SEPTEMBER 30, 2008 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 - 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.75%	$1,000.00	$971.00	$3.70
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.75%	$1,000.00	$981.70	$3.72
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.75%	$1,000.00	$967.90	$3.69
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.85%	$1,000.00	$957.30	$4.16
Hypothetical	0.85%	$1,000.00	$1,020.75	$4.29	**

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.75%	$1,000.00	$977.00	$3.71
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.70%	$1,000.00	$999.70	$3.50
Hypothetical	0.70%	$1,000.00	$1,021.50	$3.54	**

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	0.75%	$1,000.00	$970.40	$3.69
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2008

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA	American Capital Access	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
AMT	Alternative Minimum Tax	LOC	Letter of Credit
COP	Certificate of Participation	MBIA	Municipal Bond Insurance Association
FGIC	Financial Guaranty Insurance Corporation	PCR	Pollution Control Revenue
FHA	Federal Housing Authority	PFA	Public Finance Authority
FHLMC	Freddie Mac	PSF	Permanent School Fund
FNMA	Fannie Mae	SFM	Single Family Mortgage
FSA	Financial Security Assurance	TCRS	Transferable Custodial Receipts
FSB	Federal Savings Bank	TRB	Tax Revenue Bonds
GNMA	Government National Mortgage Association	VA	Veterans Administration
G.O.	General Obligation	VRDB	Variable Rate Demand Bonds
Gtd.	Guaranteed	XLCA	XL Capital Assurance
IBC	Insured Bond Certificates

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

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TAX-EXEMPT FIXED INCOME FUNDS

TRUSTEES AND OFFICERS	SEPTEMBER 30, 2008

APPROVAL OF ADVISORY AGREEMENTS

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”).

At a meeting of the Board of Trustees held on May 9, 2008 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Adviser, its services and the Funds, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered the Investment Adviser’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered the Investment Adviser’s financial resources and their ability to attract and retain portfolio management talent. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information throughout the year, including, but not limited to, the in-depth performance reports discussed below. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Adviser’s voluntary reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to the Investment Adviser’s expenses and profitability with respect to the Funds. Information on the services rendered by the Investment Adviser to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees also considered information regarding the proposed breakpoints as discussed in the Meeting, including a comparison against information provided by a third party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds. Information was also provided on the fee rates charged by Investment Adviser to private accounts managed by them. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the Funds’ total expense ratios to specified levels.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Trustees considered the Funds’ investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Funds. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues with respect to Funds.

Based on the information received, the Trustees concluded that performance was satisfactory for the majority of the Funds and that where the Funds had underperformed, the Investment Adviser was devoting appropriate resources to improve performance.

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TRUSTEES AND OFFICERS continued

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether the Investment Adviser was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through the Investment Adviser’s voluntary expense caps for the Funds and through the new advisory fee breakpoints adopted by the Board at the May Meeting.

OTHER BENEFITS

The Trustees considered other benefits derived by the Investment Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by the Investment Adviser and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with the Investment Adviser and its affiliates.

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Investment Adviser, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreements should be reapproved.

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TAX-EXEMPT FIXED INCOME FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	MULTI-MANAGER INTERNATIONAL EQUITY FUND

16	MULTI-MANAGER LARGE CAP FUND

20	MULTI-MANAGER MID CAP FUND

26	MULTI-MANAGER SMALL CAP FUND

32	NOTES TO THE FINANCIAL STATEMENTS

38	FUND EXPENSES

39	TRUSTEES AND OFFICERS

39	APPROVAL OF ADVISORY AGREEMENT

44	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2008 (UNAUDITED)

Amounts in thousands, except per share data	MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND
ASSETS:
Investments, at cost (1)	$1,546,343	$308,185	$514,294	$315,039
Investments, at value (2)	$1,212,768	$280,004	$448,585	$303,424
Cash	1	30	11	–
Foreign Currencies, at Value (Cost $4,791)	4,698	–	–	–
Interest income receivable	1	1	–	–
Dividend income receivable	3,491	424	696	334
Receivable for foreign tax reclaimable	786	–	–	–
Receivable for securities sold	27,373	4,821	4,996	11,900
Receivable for variation margin on future contracts	1,904	962	99	62
Receivable for fund shares sold	435	793	446	80
Receivable from investment adviser	12	1	–	2
Unrealized gain on forward foreign currency exchange contracts	16	–	–	–
Prepaid and other assets	29	14	15	22
Total Assets	1,251,514	287,050	454,848	315,824
LIABILITIES:
Cash overdraft	–	–	–	51
Unrealized loss on forward foreign currency exchange contracts	88	–	–	–
Payable for securities purchased	4,762	1,993	2,982	9,087
Payable for variation margin on future contracts	–	–	–	8
Payable for fund shares redeemed	4,282	921	2,569	801
Payable to affiliates:
Investment advisory fees	234	43	69	59
Co-administration fees	32	7	11	8
Custody and accounting fees	8	26	1	–
Transfer agent fees	22	5	8	5
Trustee fees	5	1	2	2
Accrued other liabilities	60	14	38	35
Total Liabilities	9,493	3,010	5,680	10,056
Net Assets	$1,242,021	$284,040	$449,168	$305,768
ANALYSIS OF NET ASSETS:
Capital stock	$1,595,766	$345,132	$523,887	$363,116
Accumulated undistributed net investment income (loss)	14,591	53	1,605	(645)
Accumulated net realized losses	(34,532)	(33,718)	(10,515)	(45,101)
Net unrealized depreciation	(333,804)	(27,427)	(65,809)	(11,602)
Net Assets	$1,242,021	$284,040	$449,168	$305,768
Shares Outstanding ($.0001 par value, unlimited authorization)	142,500	37,091	49,452	35,536
Net Asset Value, Redemption and Offering Price Per Share	$8.72	$7.66	$9.08	$8.60

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $17,298, $6,882, $10,194, and $14,662, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $17,298, $6,882, $10,194, and $14,662, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

Amounts in thousands	MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND
INVESTMENT INCOME:
Interest income	$239	$46	$102	$59
Dividend income from Investment in Diversified Assets Portfolio	1,368	216	102	180
Dividend income	21,978 (1)	2,781	3,815	1,437
Total Investment Income	23,585	3,043	4,019	1,676
EXPENSES:
Investment advisory fees	8,387	1,353	2,240	1,823
Co-administration fees	1,150	225	373	248
Custody fees	695	56	51	69
Accounting fees	85	30	31	24
Transfer agent fees	767	150	249	166
Registration fees	16	12	11	11
Printing fees	52	13	13	13
Professional fees	37	10	10	9
Trustee fees and expenses	16	4	4	4
Other	13	3	4	4
Total Expenses	11,218	1,856	2,986	2,371
Less expenses reimbursed by investment adviser	(146)	(52)	–	(51)
Less custodian credits	(2)	–	–	–
Net Expenses	11,070	1,804	2,986	2,320
Net Investment Income (Loss)	12,515	1,239	1,033	(644)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(34,591)	(28,263)	(11,815)	(25,133)
Futures contracts	(4,409)	(243)	(257)	156
Foreign currency transactions	163	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(326,556)	(14,955)	(36,875)	13,441
Futures contracts	(802)	722	(174)	(55)
Forward foreign currency exchange contracts	(7)	–	–	–
Translation of other assets and liabilities denominated in foreign currencies	(249)	–	–	–
Net Losses on Investments	(366,451)	(42,739)	(49,121)	(11,591)
Net Decrease in Net Assets Resulting from Operations	$(353,936)	$(41,500)	$(48,088)	$(12,235)

(1)	Net of $2,627 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND
Amounts in thousands	SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008(1)
OPERATIONS:
Net investment income (loss)	$12,515	$12,685	$1,239	$694
Net realized gains (losses)	(38,837)	63,586	(28,506)	(5,212)
Net change in unrealized appreciation (depreciation)	(327,614)	(99,573)	(14,233)	(13,194)
Net Decrease in Net Assets Resulting from Operations	(353,936)	(23,302)	(41,500)	(17,712)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	91,768	515,809	64,519	280,613
Net Increase in Net Assets Resulting from Capital Share Transactions	91,768	515,809	64,519	280,613
DISTRIBUTIONS PAID:
From net investment income	–	(11,467)	(1,195)	(685)
From net realized gains	–	(64,942)	–	–
Total Distributions Paid	–	(76,409)	(1,195)	(685)
Total Increase (Decrease) in Net Assets	(262,168)	416,098	21,824	262,216
NET ASSETS:
Beginning of Period	1,504,189	1,088,091	262,216	–
End of Period	$1,242,021	$1,504,189	$284,040	$262,216
Accumulated Undistributed Net Investment Income (Loss)	$14,591	$2,076	$53	$9

(1)	Commenced investment operations on October 17, 2007

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2008

MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND
SEPT. 30, 2008	MARCH 31, 2008	SEPT. 30, 2008	MARCH 31, 2008
$1,033	$1,192	$(644)	$(1,264)
(12,072)	15,401	(24,977)	(4,947)
(37,049)	(55,099)	13,386	(45,627)
(48,088)	(38,506)	(12,235)	(51,838)
46,725	160,287	25,935	135,565
46,725	160,287	25,935	135,565
–	(645)	–	–
–	(14,576)	–	(18,412)
–	(15,221)	–	(18,412)
(1,363)	106,560	13,700	65,315
450,531	343,971	292,068	226,753
$449,168	$450,531	$305,768	$292,068
$1,605	$572	$(645)	$(1)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(4)
Net Asset Value, Beginning of Period	$11.15	$11.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.11	0.03
Net realized and unrealized gains (losses)	(2.53)	(0.16)	1.89
Total from Investment Operations	(2.43)	(0.05)	1.92
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.10)	(0.03)
From realized gains	–	(0.59)	–
Total Distributions Paid	–	(0.69)	(0.03)
Net Asset Value, End of Period	$8.72	$11.15	$11.89
Total Return(2)	(21.65)%	(0.84)%	19.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,242,021	$1,504,189	$1,088,091
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.44%	1.45%	1.45%
Expenses, before reimbursements and credits	1.46%	1.47%	1.48%
Net investment income, net of reimbursements and credits	1.63%	0.96%	0.47%
Net investment income, before reimbursements and credits	1.61%	0.94%	0.44%
Portfolio Turnover Rate	29.25%	77.15%	40.59%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Commenced investments operations on June 22, 2006.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	PERIOD ENDED MARCH 31, 2008(3)
Net Asset Value, Beginning of Period	$8.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.03
Net realized and unrealized losses	(1.10)	(1.24)
Total from Investment Operations	(1.07)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.03)
Total Distributions Paid	(0.03)	(0.03)
Net Asset Value, End of Period	$7.66	$8.76
Total Return(1)	(12.21)%	(12.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$284,040	$262,216
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.20%	1.20%
Expenses, before reimbursements and credits	1.23%	1.36%
Net investment income, net of reimbursements and credits	0.82%	1.11%
Net investment income, before reimbursements and credits	0.79%	0.95%
Portfolio Turnover Rate	32.07%	15.71%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on October 17, 2007.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(3)
Net Asset Value, Beginning of Period	$9.99	$11.25	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.03	0.02
Net realized and unrealized gains (losses)	(0.93)	(0.88)	1.25
Total from Investment Operations	(0.91)	(0.85)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.02)	(0.02)
From net realized gains	–	(0.39)	–
Total Distributions Paid	–	(0.41)	(0.02)
Net Asset Value, End of Period	$9.08	$9.99	$11.25
Total Return(1)	(9.11)%	(7.91)%	12.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$449,168	$450,531	$343,971
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%	1.21%	1.29%
Net investment income, net of reimbursements and credits	0.41%	0.29%	0.29%
Net investment income, before reimbursements and credits	0.41%	0.28%	0.20%
Portfolio Turnover Rate	77.60%	35.17%	16.59%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on June 22, 2006.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER SMALL CAP FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(3)
Net Asset Value, Beginning of Period	$8.90	$11.47	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(0.28)	(1.80)	1.55
Total from Investment Operations	(0.30)	(1.84)	1.52
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.73)	(0.05)
Total Distributions Paid	–	(0.73)	(0.05)
Net Asset Value, End of Period	$8.60	$8.90	$11.47
Total Return(1)	(3.37)%	(16.80)%	15.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$305,768	$292,068	$226,753
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.40%	1.40%	1.40%
Expenses, before reimbursements and credits	1.43%	1.44%	1.54%
Net investment loss, net of reimbursements and credits	(0.39)%	(0.46)%	(0.51)%
Net investment loss, before reimbursements and credits	(0.42)%	(0.50)%	(0.65)%
Portfolio Turnover Rate	103.51%	185.20%	70.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on June 22, 2006.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5%
Australia – 2.6%
Alumina Ltd.	1,877,700	$4,724
AMP Ltd.	650,031	3,724
CSL Ltd.	260,273	7,849
National Australia Bank Ltd.	99,721	2,029
Newcrest Mining Ltd.	197,000	4,328
Rio Tinto Ltd.	43,159	2,974
Woolworths Ltd.	142,808	3,091
WorleyParsons Ltd.	136,107	3,368
		32,087
Austria – 0.0%
Raiffeisen International Bank Holding A.G.	1,735	126
Belgium – 0.9%
Belgacom S.A.	160,120	6,064
Colruyt S.A.	10,221	2,551
InBev N.V.	36,210	2,138
		10,753
Bermuda – 0.5%
Credicorp Ltd.	68,900	4,289
Seadrill Ltd.	101,900	2,095
		6,384
Brazil – 0.7%
BM&FBOVESPA S.A.	343,827	1,536
Centrais Eletricas Brasileiras S.A.	173,672	2,583
Centrais Eletricas Brasileiras S.A. ADR	294,000	3,655
LLX Logistica S.A. *	68,100	64
MMX Mineracao e Metalicos S.A. *	71,400	334
Weg S.A.	122,000	910
		9,082
Canada – 5.4%
Barrick Gold Corp.	305,652	11,230
Canadian National Railway Co.	57,132	2,732
EnCana Corp.	83,430	5,327
Ivanhoe Mines Ltd. *	362,370	2,196
Magna International, Inc., Class A	153,820	7,874
Novagold Resources, Inc. *	452,950	2,949
OPTI Canada, Inc. *	439,606	4,564
Petro-Canada	136,640	4,557
Potash Corp. of Saskatchewan	37,299	4,924
Rogers Communications, Inc., Class B	264,500	8,578
Shoppers Drug Mart Corp.	98,800	4,766

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
Canada – 5.4% – continued
Suncor Energy, Inc.	126,310	$5,323
Teck Cominco Ltd., Class B	46,200	1,312
		66,332
Cayman Islands – 0.0%
Apex Silver Mines Ltd. *	338,600	582
Chile – 0.0%
Centros Comerciales Sudamericanos S.A. (1)	13,857	489
China – 0.5%
China Merchants Bank Co. Ltd., Class H	950,500	2,252
China Oilfield Services Ltd., Class H	1,636,000	1,515
Hidili Industry International Development Ltd.	1,977,000	948
Mindray Medical International Ltd. ADR	50,300	1,697
		6,412
Czech Republic – 0.2%
CEZ A/S	41,883	2,561
Denmark – 1.0%
FLSmidth & Co. A/S	21,300	1,083
Novo Nordisk A/S, Class B	174,050	8,915
Vestas Wind Systems A/S *	25,850	2,251
		12,249
Egypt – 0.2%
Egyptian Financial Group-Hermes Holding	365,803	2,267
Finland – 1.5%
Fortum OYJ	59,657	2,013
Nokia OYJ	289,216	5,393
Stora Enso OYJ, R Shares	1,161,900	11,460
		18,866
France – 8.7%
Alcatel-Lucent *	1,503,500	5,861
Alcatel-Lucent ADR *	525,610	2,018
Alstom S.A.	40,682	3,068
Areva S.A.	3,996	3,098
AXA S.A.	88,369	2,898
BNP Paribas	56,454	5,428
Carrefour S.A.	163,551	7,720
EDF Energies Nouvelles S.A.	41,989	2,097
Eurazeo	22,575	1,918
Gemalto N.V. *	165,792	5,997
Iliad S.A.	22,873	1,901

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
France – 8.7% – continued
L’Oreal S.A.	43,368	$4,283
Sanofi-Aventis	271,474	17,847
Sodexo	20,000	1,185
Thales S.A.	223,824	11,360
Total S.A.	121,596	7,337
Total S.A. ADR	57,700	3,501
Veolia Environnement	154,521	6,373
Vivendi	444,765	13,920
		107,810
Germany – 5.3%
Adidas A.G.	44,028	2,365
Allianz S.E.	32,640	4,490
BASF S.E.	32,064	1,537
Bayer A.G.	36,630	2,674
Beiersdorf A.G.	78,821	5,045
Daimler A.G.	32,583	1,647
Deutsche Boerse A.G.	35,673	3,253
Deutsche Telekom A.G.	197,519	3,031
E.ON A.G.	97,985	4,963
Metro A.G.	65,453	3,279
Premiere A.G. *	706,750	9,544
Q-Cells A.G. *	32,713	2,749
SAP A.G.	124,924	6,709
Siemens A.G. (Registered)	32,937	3,092
Solarworld A.G.	91,122	3,844
Stada Arzneimittel A.G.	17,504	706
Symrise A.G.	269,557	4,614
United Internet A.G. (Registered)	168,038	1,817
		65,359
Greece – 1.0%
Coca Cola Hellenic Bottling Co. S.A.	146,197	3,165
National Bank of Greece S.A.	215,005	8,840
		12,005
Hong Kong – 0.4%
Cheung Kong Holdings Ltd.	169,198	1,919
Esprit Holdings Ltd. *	280,400	1,723
Noble Group Ltd.	1,373,000	1,295
		4,937
India – 0.3%
Infosys Technologies Ltd. ADR	99,200	3,304
Indonesia – 0.1%
Bank Rakyat Indonesia	2,891,500	1,634

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
Ireland – 0.5%
Experian PLC	967,540	$6,416
Israel – 0.3%
Teva Pharmaceutical Industries Ltd. ADR	90,154	4,128
Italy – 2.6%
Alleanza Assicurazioni S.p.A.	391,933	3,584
Ansaldo STS S.p.A.	161,762	2,299
ENI S.p.A.	122,932	3,245
Saipem S.p.A.	215,804	6,386
Telecom Italia S.p.A.	12,271,873	13,884
UniCredit S.p.A.	927,583	3,427
		32,825
Japan – 22.3%
Aeon Mall Co. Ltd.	82,200	2,448
Bank of Yokohama (The) Ltd.	690,757	3,352
Coca-Cola West Holdings Co. Ltd.	413,400	9,354
Dai Nippon Printing Co. Ltd.	958,000	12,973
Daiwa Securities Group, Inc.	298,032	2,136
Fanuc Ltd.	19,300	1,456
Fast Retailing Co. Ltd.	32,900	3,345
Fuji Television Network, Inc.	2,239	2,875
FUJIFILM Holdings Corp.	379,800	9,846
Hosiden Corp.	146,400	2,095
Japan Tobacco, Inc.	758	2,855
Joyo Bank (The) Ltd.	1,159,200	5,282
JS Group Corp.	493,800	6,237
Jupiter Telecommunications Co. Ltd.	3,455	2,490
Keyence Corp.	12,350	2,457
Kirin Holdings Co. Ltd.	540,000	7,103
KK daVinci Holdings *	989	230
Komatsu Ltd.	340,000	5,505
Kose Corp.	239,698	6,618
Kurita Water Industries Ltd.	85,500	2,000
Mabuchi Motor Co. Ltd.	210,400	9,577
MID Reit, Inc.	752	1,761
Mitsubishi Corp.	363,700	7,571
Mitsubishi UFJ Financial Group, Inc.	274,620	2,381
Mitsui Sumitomo Insurance Group Holdings, Inc.	412,902	13,969
Mitsui-Soko Co. Ltd.	476,197	2,151
Nintendo Co. Ltd.	24,300	10,119
Nippon Commercial Investment Corp.	540	1,156

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
Japan – 22.3% – continued
Nippon Electric Glass Co. Ltd.	319,000	$2,886
Nippon Oil Corp.	1,976,000	9,993
Nippon Residential Investment Corp.	407	1,019
Nippon Telegraph & Telephone Corp. ADR	482,420	10,859
Nipponkoa Insurance Co. Ltd.	1,005,583	5,672
Nomura Holdings, Inc.	453,989	5,861
Nomura Research Institute Ltd.	248,875	5,055
Rohm Co. Ltd.	114,600	6,292
Sega Sammy Holdings, Inc.	557,200	4,982
Sekisui House Ltd.	730,000	6,705
Seven & I Holdings Co. Ltd.	409,622	11,793
Shin-Etsu Chemical Co. Ltd.	36,900	1,757
Shiseido Co. Ltd.	240,000	5,377
SMC Corp. of Japan	57,329	6,000
Sugi Holdings Co. Ltd.	183,478	5,159
Sumitomo Bakelite Co. Ltd.	785,984	3,364
Sumitomo Trust & Banking (The) Co. Ltd.	1,672,753	11,100
Suruga Bank Ltd.	296,000	3,395
Suzuki Motor Corp.	197,619	3,671
Takefuji Corp.	364,610	4,688
THK Co. Ltd.	117,224	1,821
Tokyu Land Corp.	492,000	1,831
Toyo Seikan Kaisha Ltd.	351,000	5,388
Toyota Motor Corp.	133,100	5,653
United Urban Investment Corp.	310	1,343
Wacoal Holdings Corp.	560,000	6,237
		277,243
Luxembourg – 0.6%
Evraz Group S.A. ADR	6,587	253
Millicom International Cellular S.A.	46,520	3,195
Oriflame Cosmetics S.A. ADR	43,475	2,017
SES S.A.	116,197	2,412
		7,877
Malaysia – 0.2%
Kuala Lumpur Kepong Bhd.	420,900	1,181
Sime Darby Bhd.	356,625	688
		1,869
Mexico – 0.2%
Wal-Mart de Mexico SAB de CV	671,300	2,313

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
Netherlands – 2.5%
Heineken N.V.	233,581	$9,414
ING Groep N.V.	83,847	1,824
Koninklijke Philips Electronics N.V.	82,692	2,265
Koninklijke Philips Electronics N.V. (Registered)	104,100	2,837
Qiagen N.V. *	76,300	1,515
Royal Dutch Shell PLC ADR	149,830	8,554
Unilever N.V.	150,554	4,254
		30,663
Norway – 0.4%
StatoilHydro ASA	122,609	2,923
Telenor ASA	146,100	1,797
		4,720
Papua New Guinea – 0.3%
Lihir Gold Ltd. *	1,693,910	3,577
Portugal – 0.2%
Energias de Portugal S.A.	636,589	2,680
Russia – 0.2%
Gazprom OAO ADR (OTC Exchange)	61,400	1,973
PIK Group *	22,521	123
		2,096
Singapore – 0.4%
CapitaLand Ltd.	107,900	235
DBS Group Holdings Ltd.	173,475	2,052
Wilmar International Ltd.	1,254,000	2,234
		4,521
South Africa – 2.6%
AngloGold Ashanti Ltd. ADR	471,414	10,890
Gold Fields Ltd.	627,700	6,047
Gold Fields Ltd. ADR	460,643	4,417
Impala Platinum Holdings Ltd.	254,288	5,147
MTN Group Ltd.	235,535	3,324
Naspers Ltd.	100,300	1,977
		31,802
South Korea – 1.9%
KB Financial Group, Inc. ADR *	40,343	1,844
Korea Electric Power Corp. ADR	352,010	4,361
KT Corp. ADR	663,460	11,140
Samsung Electronics Co. Ltd. *	5,575	2,567
SK Telecom Co. Ltd. ADR	201,923	3,800
		23,712

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
Spain – 2.1%
Banco Santander S.A.	643,669	$9,745
Gamesa Corp. Tecnologica S.A.	76,146	2,616
Iberdrola Renovables S.A. *	645,248	2,809
Iberdrola S.A.	204,986	2,095
Red Electrica Corporacion S.A.	47,072	2,390
Tecnicas Reunidas S.A.	21,607	923
Telefonica S.A.	229,122	5,478
		26,056
Sweden – 0.9%
Nordea Bank AB	69,497	834
Tele2 AB	84,000	957
Telefonaktiebolaget LM Ericsson ADR	422,600	3,985
Telefonaktiebolaget LM Ericsson, Class B	637,161	6,006
		11,782
Switzerland – 6.4%
ABB Ltd. (Registered) *	450,457	8,643
Actelion Ltd. (Registered) *	42,443	2,170
Alcon, Inc.	31,800	5,136
Julius Baer Holding A.G. (Registered)	121,771	5,988
Lonza Group A.G. (Registered)	39,968	4,971
Nestle S.A. (Registered)	497,942	21,540
Novartis A.G.	106,522	5,573
Roche Holding A.G. (Genusschein)	20,947	3,266
SGS S.A. (Registered)	2,354	2,767
Swatch Group (The) A.G.	92,150	3,047
Syngenta A.G.	15,174	3,222
Synthes, Inc.	23,080	3,188
UBS A.G. (Registered) *	225,519	3,956
Xstrata PLC	76,102	2,356
Zurich Financial Services A.G. (Registered)	14,598	4,047
		79,870
Thailand – 0.1%
Bangkok Bank PCL (Registered)	445,816	1,369
United Arab Emirates – 0.1%
DP World Ltd.	2,364,778	1,679
United Kingdom – 13.3%
AMEC PLC	208,400	2,366
Autonomy Corp. PLC *	296,727	5,456
BAE Systems PLC	892,474	6,550
Benfield Group Ltd.	863,853	5,143

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued
United Kingdom – 13.3% – continued
BG Group PLC	631,921	$11,451
BP PLC	1,180,600	9,829
BP PLC ADR	126,484	6,346
Cadbury PLC	439,423	4,425
Capita Group (The) PLC	349,576	4,345
Compass Group PLC	390,363	2,431
Dawnay Day Treveria PLC	2,455,385	308
Diageo PLC	389,820	6,599
Eurasian Natural Resources Corp.	243,747	2,219
GlaxoSmithKline PLC	392,207	8,474
International Power PLC	640,767	4,132
John Wood Group PLC	230,367	1,402
Kingfisher PLC	604,908	1,434
Lonmin PLC	115,145	4,664
Man Group PLC	394,749	2,422
Petrofac Ltd.	177,200	1,843
Reckitt Benckiser Group PLC	228,222	11,051
Rolls-Royce Group PLC *	882,362	5,298
Rotork PLC	74,700	1,249
Scottish & Southern Energy PLC	136,316	3,466
Standard Chartered PLC	570,131	13,850
Tullow Oil PLC	261,602	3,339
Vedanta Resources PLC	122,610	2,546
Vodafone Group PLC	7,802,564	17,239
Vodafone Group PLC ADR	317,646	7,020
Wellstream Holdings PLC	116,721	2,167
WPP Group PLC	787,082	6,388
		165,452
United States – 1.1%
Newmont Mining Corp.	273,500	10,601
Philip Morris International, Inc.	62,826	3,022
		13,623
Total Common Stocks
(Cost $1,409,847) (2)		1,099,512

PREFERRED STOCKS – 0.6%
Germany – 0.6%
Henkel A.G. & Co. KGaA	150,998	5,547
Porsche Automobil Holding S.E.	13,516	1,446
		6,993
South Korea – 0.0%
Samsung SDI Co. Ltd. *	18,340	611

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.6% – continued
Total Preferred Stocks
(Cost $11,325)(2)		$7,604
WARRANTS – 0.2%
Luxembourg – 0.2%
Qatar National Bank SAQ *	53,936	2,771
Total Warrants
(Cost $3,695) (2)		2,771
INVESTMENT COMPANIES – 5.2%
iShares MSCI Emerging Markets Index Fund	1,372,866	47,405
Northern Institutional Funds — Diversified Assets Portfolio (3)(4)	17,297,895	17,298
Total Investment Companies
(Cost $83,298)		64,703

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.1%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$35,398	35,398
U.S. Treasury Bill,(5) 2.09%, 12/4/08	2,790	2,780
Total Short-Term Investments
(Cost $38,178)		38,178

Total Investments – 97.6%
(Cost $1,546,343)		1,212,768
Other Assets less Liabilities – 2.4%		29,253
NET ASSETS – 100.0%		$1,242,021

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
(3)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2008, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $95,029,000 with net sales of approximately $77,731,000 during the six months ended September 30, 2008.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
E Mini MSCI EAFE Index	504	$40,396	Long	12/08	$(50)

At September 30, 2008, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.4%
Consumer Staples	14.2
Energy	10.0
Financials	15.5
Health Care	7.1
Industrials	11.3
Information Technology	9.2
Materials	11.2
Telecommunication Services	9.0
Utilities	4.1

Total	100.0%

At September 30, 2008, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
European Euro	25.9%
Japanese Yen	23.0
United States Dollar	19.0
United Kingdom Pound	13.8
Swiss Franc	6.2
All other currencies less than 5%	12.1

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Australian Dollar	346	U.S. Dollar	280	10/1/08	$7
British Pound	880	U.S. Dollar	1,563	10/1/08	(1)
British Pound	103	U.S. Dollar	187	10/1/08	4
Euro	75	U.S. Dollar	108	10/1/08	3
U.S. Dollar	751	British Pound	414	10/1/08	(15)
U.S. Dollar	389	Euro	269	10/1/08	(11)
U.S. Dollar	1,225	Euro	850	10/1/08	(28)
U.S. Dollar	1,191	South African Rand	9,741	10/1/08	(20)
Euro	230	U.S. Dollar	529	10/2/08	–
U.S. Dollar	53	Euro	37	10/2/08	(1)
U.S. Dollar	415	U.S. Dollar	3,367	10/2/08	(10)
Australian Dollar	364	U.S. Dollar	288	10/3/08	–
British Pound	1,243	U.S. Dollar	2,210	10/3/08	–
Czech Koruna	1,799	U.S. Dollar	103	10/3/08	–
Danish Krone	1,789	U.S. Dollar	338	10/3/08	–
Euro	884	U.S. Dollar	1,246	10/3/08	1
Hong Kong Dollar	664	U.S. Dollar	85	10/3/08	–
Japanese Yen	57,438	U.S. Dollar	541	10/3/08	–
Singapore Dollar	453	U.S. Dollar	317	10/3/08	1
Swiss Franc	967	U.S. Dollar	861	10/3/08	–
Singapore Dollar	258	U.S. Dollar	182	10/6/08	–
South African Rand	1,069	U.S. Dollar	128	10/7/08	(1)
Malaysian Ringgit	186	U.S. Dollar	53	10/8/08	(1)

Total					$(72)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$264,807	$(50)

Level 2	947,961	(72)

Level 3	–	–

Total	$1,212,768	$(122)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 83.4%
Aerospace/Defense – 3.6%
Boeing Co.	31,500	$1,807
General Dynamics Corp.	22,032	1,622
Lockheed Martin Corp.	31,079	3,408
Northrop Grumman Corp.	28,000	1,695
Raytheon Co.	16,200	867
United Technologies Corp.	14,400	865
		10,264
Agriculture – 1.6%
Archer-Daniels-Midland Co.	168,500	3,692
UST, Inc.	13,530	900
		4,592
Apparel – 0.8%
NIKE, Inc., Class B	35,783	2,394
Banks – 6.8%
Bank of America Corp.	52,931	1,853
East-West Bancorp, Inc.	51,500	706
Goldman Sachs Group (The), Inc.	22,262	2,850
JPMorgan Chase & Co.	87,542	4,088
Mitsubishi UFJ Financial Group, Inc. ADR	209,000	1,827
Morgan Stanley	43,090	991
Synovus Financial Corp.	124,000	1,283
U.S. Bancorp	64,755	2,332
Wells Fargo & Co.	54,254	2,036
Zions Bancorporation	35,400	1,370
		19,336
Beverages – 1.2%
Coca-Cola (The) Co.	11,000	582
Diageo PLC ADR	24,300	1,673
PepsiCo, Inc.	17,900	1,276
		3,531
Biotechnology – 3.3%
Celgene Corp. *	17,800	1,126
Genentech, Inc. *	46,151	4,093
Gilead Sciences, Inc. *	90,215	4,112
		9,331
Chemicals – 3.4%
Air Products & Chemicals, Inc.	48,285	3,307
du Pont (E.I.) de Nemours & Co.	55,300	2,228
Monsanto Co.	37,389	3,701
Potash Corp. of Saskatchewan	3,795	501
		9,737
Commercial Services – 1.3%
Donnelley (R.R.) & Sons Co.	82,900	2,034

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 83.4% – continued
Commercial Services – 1.3% – continued
Mastercard, Inc., Class A	9,922	$1,759
		3,793
Computers – 5.0%
Apple, Inc. *	42,117	4,787
EMC Corp. of Massachusetts *	154,000	1,842
Hewlett-Packard Co.	39,700	1,836
IBM Corp.	43,800	5,123
Research In Motion Ltd. *	9,600	655
		14,243
Cosmetics/Personal Care – 1.1%
Colgate-Palmolive Co.	19,700	1,485
L’Oreal S.A. ADR	84,000	1,634
		3,119
Diversified Financial Services – 2.6%
Charles Schwab (The) Corp.	157,340	4,091
Discover Financial Services	143,200	1,979
Lazard Ltd., Class A	7,400	317
Merrill Lynch & Co., Inc.	41,000	1,037
		7,424
Electric – 1.9%
Dominion Resources, Inc. of Virginia	47,800	2,045
FPL Group, Inc.	18,790	945
Progress Energy, Inc.	53,300	2,299
		5,289
Electrical Components & Equipment – 0.5%
Molex, Inc.	48,000	1,078
Molex, Inc., Class A	10,200	212
		1,290
Electronics – 1.1%
Gentex Corp.	43,580	623
Thermo Fisher Scientific, Inc. *	19,900	1,095
Thomas & Betts Corp. *	36,700	1,434
		3,152
Energy – Alternate Sources – 0.2%
First Solar, Inc. *	3,100	586
Engineering & Construction – 0.4%
ABB Ltd. ADR	31,800	617
McDermott International, Inc. *	15,400	393
		1,010
Entertainment – 0.0%
Warner Music Group Corp.	8,300	63
Environmental Control – 0.8%
Waste Management, Inc.	70,600	2,223

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 83.4% – continued
Food – 5.0%
ConAgra Foods, Inc.	95,400	$1,856
Heinz (H.J.) Co.	41,300	2,064
Kellogg Co.	33,200	1,863
Kraft Foods, Inc., Class A	71,400	2,338
Safeway, Inc.	160,600	3,809
Sysco Corp.	72,610	2,239
		14,169
Healthcare – Products – 3.4%
Alcon, Inc.	9,700	1,567
Baxter International, Inc.	64,200	4,213
Hospira, Inc. *	38,500	1,471
Johnson & Johnson	34,000	2,355
		9,606
Healthcare – Services – 1.2%
Quest Diagnostics, Inc.	44,100	2,279
Universal Health Services, Inc., Class B	20,960	1,174
		3,453
Household Products/Wares – 0.8%
Kimberly-Clark Corp.	32,900	2,133
Insurance – 1.9%
Aflac, Inc.	26,200	1,539
Allstate (The) Corp.	46,800	2,159
Hartford Financial Services Group, Inc.	37,700	1,545
		5,243
Internet – 1.3%
Amazon.com, Inc. *	21,600	1,571
Google, Inc., Class A *	5,400	2,163
		3,734
Lodging – 0.4%
Las Vegas Sands Corp. *	20,423	738
Marriott International, Inc., Class A	14,200	370
		1,108
Machinery – Diversified – 0.6%
Deere & Co.	33,700	1,668
Media – 1.0%
Disney (The Walt) Co.	35,400	1,086
Time Warner, Inc.	142,000	1,862
		2,948
Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	4,566	360
Office/Business Equipment – 0.7%
Xerox Corp.	175,200	2,020

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 83.4% – continued
Oil & Gas – 4.8%
Chevron Corp.	26,900	$2,219
ConocoPhillips	64,000	4,688
Hess Corp.	12,838	1,054
Marathon Oil Corp.	51,600	2,057
Occidental Petroleum Corp.	10,900	768
Petroleo Brasileiro S.A. ADR	26,046	1,145
Southwestern Energy Co. *	22,000	672
Transocean, Inc. *	9,519	1,045
		13,648
Oil & Gas Services – 2.1%
FMC Technologies, Inc. *	9,989	465
Halliburton Co.	24,300	787
Schlumberger Ltd.	34,824	2,719
Weatherford International Ltd. *	74,500	1,873
		5,844
Pharmaceuticals – 5.8%
Abbott Laboratories	28,800	1,658
Bristol-Myers Squibb Co.	108,300	2,258
Lilly (Eli) & Co.	35,600	1,567
Medco Health Solutions, Inc. *	19,700	887
Merck & Co., Inc.	72,500	2,288
Mylan, Inc. *	31,900	364
Pfizer, Inc.	126,500	2,333
Shire PLC ADR	7,300	349
Teva Pharmaceutical Industries Ltd. ADR	29,500	1,351
Wyeth	88,200	3,258
		16,313
Real Estate – 0.2%
St. Joe (The) Co. *	10,801	422
Retail – 8.1%
Chipotle Mexican Grill, Inc., Class B *	7,648	357
Costco Wholesale Corp.	47,292	3,071
CVS Caremark Corp.	92,594	3,117
Gap (The), Inc.	114,100	2,029
Home Depot (The), Inc.	73,000	1,890
Limited Brands, Inc.	113,600	1,968
Lowe’s Cos., Inc.	82,706	1,959
McDonald’s Corp.	56,106	3,462
Penney (J.C.) Co., Inc.	38,100	1,270
Target Corp.	31,957	1,567
Wal-Mart Stores, Inc.	28,900	1,731
Yum! Brands, Inc.	19,071	622
		23,043

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 83.4% – continued
Semiconductors – 1.4%
Intel Corp.	117,000	$2,191
Nvidia Corp. *	33,500	359
Texas Instruments, Inc.	69,900	1,503
		4,053
Software – 1.9%
Adobe Systems, Inc. *	32,900	1,298
Infosys Technologies Ltd. ADR	16,900	563
Microsoft Corp.	42,100	1,124
Oracle Corp. *	120,000	2,437
		5,422
Telecommunications – 4.9%
America Movil SAB de C.V. ADR, Series L	20,865	967
AT&T, Inc.	72,300	2,019
China Mobile Ltd. ADR	11,844	593
Cisco Systems, Inc. *	82,400	1,859
Motorola, Inc.	295,200	2,108
Nokia OYJ ADR	8,200	153
QUALCOMM, Inc.	61,429	2,639
Verizon Communications, Inc.	71,600	2,298
Vodafone Group PLC ADR	60,000	1,326
		13,962
Toys, Games & Hobbies – 0.7%
Mattel, Inc.	115,800	2,089
Transportation – 1.5%
CSX Corp.	6,033	329
Norfolk Southern Corp.	25,579	1,694
Union Pacific Corp.	29,388	2,091
		4,114
Total Common Stocks
(Cost $264,878)		236,729

CONVERTIBLE PREFERRED STOCK – 0.1%
Banks – 0.1%
East West Bancorp, Inc. *	268	236
Total Convertible Preferred Stock
(Cost $268)		236

INVESTMENT COMPANY – 2.4%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	6,882,198	6,882
Total Investment Company
(Cost $6,882)		6,882

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 12.7%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$35,654	$35,654
U.S. Treasury Bill, (3) 2.05%, 12/4/08	505	503
Total Short-Term Investments
(Cost $36,157)		36,157

Total Investments – 98.6%
(Cost $308,185)		280,004
Other Assets less Liabilities – 1.4%		4,036
NET ASSETS – 100.0%		$284,040

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2008, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,194,000 with net sales of approximately $8,312,000 during the six months ended September 30, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500	129	$37,700	Long	12/08	$754

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	15.0
Energy	8.2
Financials	13.8
Health Care	16.9
Industrials	10.0
Information Technology	15.9
Materials	4.1
Telecommunication Services	3.0
Utilities	2.2

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$241,977	$754

Level 2	38,027	–

Level 3	–	–

Total	$280,004	$754

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%
Aerospace/Defense – 1.2%
Goodrich Corp.	24,200	$1,007
L-3 Communications Holdings, Inc.	26,895	2,644
Spirit Aerosystems Holdings, Inc., Class A *	96,200	1,546
		5,197
Agriculture – 0.1%
Bunge Ltd.	7,750	490
Apparel – 1.5%
Coach, Inc. *	54,185	1,357
Jones Apparel Group, Inc.	118,000	2,184
VF Corp.	12,000	928
Warnaco Group (The), Inc. *	51,400	2,328
		6,797
Auto Parts & Equipment – 0.6%
American Axle & Manufacturing Holdings, Inc.	78,300	420
ArvinMeritor, Inc.	66,600	869
Exide Technologies *	79,300	585
Goodyear Tire & Rubber (The) Co. *	20,400	312
TRW Automotive Holdings Corp. *	21,300	339
		2,525
Banks – 2.3%
Banco Latinoamericano de Exportaciones S.A.,
Class E	87,000	1,255
BB&T Corp.	27,090	1,024
Colonial BancGroup (The), Inc.	95,600	751
Comerica, Inc.	50,900	1,669
Fulton Financial Corp.	144,700	1,579
Huntington Bancshares, Inc. of Ohio	140,300	1,121
KeyCorp	43,200	516
Regions Financial Corp.	53,800	516
Susquehanna Bancshares, Inc.	54,400	1,062
Whitney Holding Corp.	40,082	972
		10,465
Beverages – 1.7%
Central European Distribution Corp. *	25,300	1,149
Coca-Cola Enterprises, Inc.	34,700	582
Hansen Natural Corp. *	72,500	2,193
Molson Coors Brewing Co., Class B	22,400	1,047
Pepsi Bottling Group, Inc.	67,500	1,969
PepsiAmericas, Inc.	37,400	775
		7,715
Biotechnology – 1.6%
Genzyme Corp. *	24,300	1,966
Invitrogen Corp. *	80,500	3,043

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Biotechnology – 1.6% – continued
Vertex Pharmaceuticals, Inc. *	33,500	$1,113
WuXi PharmaTech Cayman, Inc. ADR *	97,618	1,284
		7,406
Building Materials – 0.2%
Lennox International, Inc.	23,700	789
Chemicals – 2.5%
Celanese Corp., Class A	19,200	536
Innophos Holdings, Inc.	38,000	927
Intrepid Potash, Inc. *	30,200	910
Lubrizol Corp.	14,100	608
NewMarket Corp.	25,200	1,325
PolyOne Corp. *	112,700	727
PPG Industries, Inc.	29,500	1,721
RPM International, Inc.	25,900	501
Schulman (A.), Inc.	30,200	597
Sherwin-Williams (The) Co.	14,300	817
Terra Industries, Inc.	61,600	1,811
Valspar Corp.	39,800	887
		11,367
Coal – 0.6%
Walter Industries, Inc.	53,200	2,524
Commercial Services – 4.2%
Advance America Cash Advance Centers, Inc.	116,100	347
Bankrate, Inc. *	44,400	1,728
Donnelley (R.R.) & Sons Co.	24,300	596
Global Payments, Inc.	42,685	1,915
Huron Consulting Group, Inc. *	22,665	1,291
K12, Inc. *	40,800	1,081
Manpower, Inc.	25,780	1,113
Morningstar, Inc. *	15,115	838
Quanta Services, Inc. *	76,100	2,055
Resources Connection, Inc. *	95,200	2,145
SAIC, Inc. *	56,800	1,149
Strayer Education, Inc.	22,340	4,474
United Rentals, Inc. *	11,720	179
		18,911
Computers – 3.1%
Cognizant Technology Solutions Corp., Class A *	154,840	3,535
Computer Sciences Corp. *	31,700	1,274
IHS, Inc., Class A *	20,065	956
Lexmark International, Inc., Class A *	50,800	1,655
Micros Systems, Inc. *	63,630	1,696
Research In Motion Ltd. *	23,700	1,619
Seagate Technology	108,000	1,309

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Computers – 3.1% – continued
Sun Microsystems, Inc. *	95,900	$729
Western Digital Corp. *	48,000	1,023
		13,796
Distribution/Wholesale – 1.4%
Fastenal Co.	58,695	2,899
Grainger (W.W.), Inc.	8,600	748
LKQ Corp. *	156,075	2,648
		6,295
Diversified Financial Services – 3.2%
Affiliated Managers Group, Inc. *	38,355	3,178
AmeriCredit Corp. *	41,200	417
Ameriprise Financial, Inc.	22,000	841
CIT Group, Inc.	59,100	411
Eaton Vance Corp.	44,195	1,557
Financial Federal Corp.	40,700	933
IntercontinentalExchange, Inc. *	19,200	1,549
Invesco Ltd.	131,000	2,748
Nasdaq OMX (The) Group *	86,900	2,657
		14,291
Electric – 5.5%
Alliant Energy Corp.	59,100	1,904
American Electric Power Co., Inc.	121,200	4,488
DTE Energy Co.	36,400	1,460
Edison International	24,400	974
Northeast Utilities	79,800	2,047
NRG Energy, Inc. *	58,500	1,448
NSTAR	104,000	3,484
Pepco Holdings, Inc.	29,600	678
Pinnacle West Capital Corp.	23,700	815
Puget Energy, Inc.	37,000	988
SCANA Corp.	55,200	2,149
Xcel Energy, Inc.	210,600	4,210
		24,645
Electrical Components & Equipment – 0.3%
Ametek, Inc.	34,110	1,391
Electronics – 2.3%
Amphenol Corp., Class A	55,275	2,219
Cymer, Inc. *	24,000	608
Flir Systems, Inc. *	59,245	2,276
Sanmina-SCI Corp. *	58,200	81
Technitrol, Inc.	33,600	497
Trimble Navigation Ltd. *	60,120	1,555
Tyco Electronics Ltd.	97,800	2,705

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Electronics – 2.3% – continued
Vishay Intertechnology, Inc. *	76,700	$508
		10,449
Engineering & Construction – 0.4%
Foster Wheeler Ltd. *	42,166	1,522
Shaw Group (The), Inc. *	12,100	372
		1,894
Environmental Control – 1.5%
Clean Harbors, Inc. *	35,900	2,425
Darling International, Inc. *	149,900	1,665
Stericycle, Inc. *	43,875	2,585
		6,675
Food – 1.6%
ConAgra Foods, Inc.	33,400	650
Dean Foods Co. *	106,400	2,486
Del Monte Foods Co.	36,900	288
Flowers Foods, Inc.	38,130	1,119
Fresh Del Monte Produce, Inc. *	29,300	650
Safeway, Inc.	57,100	1,354
Seaboard Corp.	211	265
SUPERVALU, Inc.	22,700	493
		7,305
Forest Products & Paper – 0.9%
International Paper Co.	161,600	4,231
Gas – 0.7%
AGL Resources, Inc.	21,900	687
Centerpoint Energy, Inc.	50,400	734
Nicor, Inc.	19,000	843
WGL Holdings, Inc.	21,600	701
		2,965
Hand/Machine Tools – 1.0%
Black & Decker Corp.	29,500	1,792
Lincoln Electric Holdings, Inc.	22,165	1,425
Snap-On, Inc.	20,200	1,064
		4,281
Healthcare – Products – 3.9%
Bard (C.R.), Inc.	24,110	2,287
Dentsply International, Inc.	69,030	2,591
IDEXX Laboratories, Inc. *	38,050	2,085
Intuitive Surgical, Inc. *	6,800	1,639
Patterson Cos., Inc. *	32,710	995
St. Jude Medical, Inc. *	39,900	1,735
Stryker Corp.	36,635	2,282
Thoratec Corp. *	58,400	1,533

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Healthcare – Products – 3.9% – continued
Varian Medical Systems, Inc. *	45,170	$2,581
		17,728
Healthcare – Services – 1.1%
Cigna Corp.	14,300	486
Covance, Inc. *	29,655	2,622
Psychiatric Solutions, Inc. *	31,700	1,203
Universal Health Services, Inc., Class B	12,100	678
		4,989
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	53,500	1,499
Whirlpool Corp.	11,000	872
		2,371
Household Products/Wares – 1.0%
American Greetings Corp., Class A	31,900	488
Blyth, Inc.	48,700	552
Church & Dwight Co., Inc.	30,125	1,871
Jarden Corp. *	1,679	39
Tupperware Brands Corp.	63,400	1,752
		4,702
Insurance – 7.9%
ACE Ltd.	28,800	1,559
Alleghany Corp. *	13,205	4,820
Allied World Assurance Co. Holdings Ltd.	7,600	270
American Financial Group, Inc. of Ohio	57,553	1,698
AON Corp.	15,300	688
Arch Capital Group Ltd. *	32,400	2,366
Aspen Insurance Holdings Ltd.	86,300	2,373
Assurant, Inc.	11,300	622
Cincinnati Financial Corp.	56,300	1,601
eHealth, Inc. *	69,800	1,117
Everest Re Group Ltd.	23,100	1,999
Genworth Financial, Inc., Class A	35,900	309
IPC Holdings Ltd.	72,600	2,193
Lincoln National Corp.	14,400	616
Marsh & McLennan Cos., Inc.	111,400	3,538
Montpelier Re Holdings Ltd.	69,600	1,149
Nationwide Financial Services, Inc., Class A	30,400	1,500
PartnerRe Ltd.	12,300	838
Presidential Life Corp.	44,400	701
Unitrin, Inc.	29,500	736
Unum Group	163,000	4,091
W.R. Berkley Corp.	5,600	132

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Insurance – 7.9% – continued
XL Capital Ltd., Class A	22,700	$407
		35,323
Internet – 1.7%
Akamai Technologies, Inc. *	36,940	644
Baidu.com ADR *	6,500	1,613
Ctrip.com International Ltd. ADR	46,000	1,776
McAfee, Inc. *	40,805	1,386
MercadoLibre, Inc. *	64,456	1,312
Sina Corp. *	23,600	831
		7,562
Investment Companies – 0.1%
Allied Capital Corp.	31,500	340
Iron/Steel – 0.3%
Nucor Corp.	10,500	415
Reliance Steel & Aluminum Co.	22,400	850
		1,265
Leisure Time – 1.1%
Brunswick Corp.	50,300	643
Harley-Davidson, Inc.	58,300	2,175
Polaris Industries, Inc.	44,300	2,015
		4,833
Machinery – Construction & Mining – 0.6%
Bucyrus International, Inc.	17,800	795
Joy Global, Inc.	34,265	1,547
Terex Corp. *	14,300	436
		2,778
Machinery – Diversified – 1.7%
Applied Industrial Technologies, Inc.	28,600	770
Flowserve Corp.	31,860	2,828
IDEX Corp.	55,730	1,729
Roper Industries, Inc.	39,430	2,246
		7,573
Media – 0.7%
AH Belo Corp., Class A	8,760	45
Belo Corp., Class A	43,800	261
CBS Corp., Class B	101,500	1,480
FactSet Research Systems, Inc.	20,410	1,067
Gannett Co., Inc.	27,800	470
		3,323
Metal Fabrication/Hardware – 0.3%
Mueller Industries, Inc.	22,400	515
Timken (The) Co.	21,400	607
		1,122

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Miscellaneous Manufacturing – 3.2%
Cooper Industries Ltd., Class A	36,300	$1,450
Crane Co.	17,200	511
Donaldson Co., Inc.	36,825	1,543
EnPro Industries, Inc. *	27,300	1,014
Harsco Corp.	22,600	840
Leggett & Platt, Inc.	230,500	5,023
Parker Hannifin Corp.	9,500	504
SPX Corp.	44,500	3,427
		14,312
Office Furnishings – 0.4%
Steelcase, Inc., Class A	170,200	1,830
Office/Business Equipment – 0.7%
IKON Office Solutions, Inc.	55,700	948
Xerox Corp.	187,200	2,158
		3,106
Oil & Gas – 4.4%
Cimarex Energy Co.	11,400	558
Frontier Oil Corp.	30,600	564
Grey Wolf, Inc. *	100,300	780
Holly Corp.	40,100	1,160
Noble Corp.	47,100	2,068
Noble Energy, Inc.	51,200	2,846
Patterson-UTI Energy, Inc.	81,000	1,622
Quicksilver Resources, Inc. *	32,100	630
Southwestern Energy Co. *	62,760	1,917
Sunoco, Inc.	16,000	569
Tesoro Corp.	51,800	854
Ultra Petroleum Corp. *	15,600	863
Valero Energy Corp.	21,500	651
Whiting Petroleum Corp. *	33,300	2,373
XTO Energy, Inc.	46,160	2,147
		19,602
Oil & Gas Services – 3.2%
Core Laboratories N.V.	17,700	1,793
FMC Technologies, Inc. *	74,195	3,454
National Oilwell Varco, Inc. *	24,900	1,251
Oceaneering International, Inc. *	37,900	2,021
SEACOR Holdings, Inc. *	8,900	702
Smith International, Inc.	84,240	4,940
		14,161
Packaging & Containers – 1.3%
Bemis Co.	59,700	1,565
Crown Holdings, Inc. *	65,700	1,459

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Packaging & Containers – 1.3% – continued
Packaging Corp. of America	30,500	$707
Sonoco Products Co.	21,700	644
Temple-Inland, Inc.	106,900	1,631
		6,006
Pharmaceuticals – 1.9%
CV Therapeutics, Inc. *	94,900	1,025
Forest Laboratories, Inc. *	21,900	619
HealthExtras, Inc. *	55,800	1,458
Isis Pharmaceuticals, Inc. *	59,500	1,005
King Pharmaceuticals, Inc. *	78,200	749
Mylan, Inc. *	195,400	2,231
Watson Pharmaceuticals, Inc. *	54,600	1,556
		8,643
Pipelines – 0.4%
El Paso Corp.	39,200	500
Williams Cos. (The), Inc.	45,700	1,081
		1,581
Real Estate Investment Trusts – 3.4%
Anthracite Capital, Inc.	52,100	279
Capital Trust, Inc. of New York, Class A	27,300	423
Digital Realty Trust, Inc.	79,000	3,733
FelCor Lodging Trust, Inc.	26,600	190
Hospitality Properties Trust	61,400	1,260
HRPT Properties Trust	101,400	699
Liberty Property Trust	20,200	761
Medical Properties Trust, Inc.	62,500	709
Mid-America Apartment Communities, Inc.	27,300	1,341
National Health Investors, Inc.	19,200	656
National Retail Properties, Inc.	136,900	3,279
Parkway Properties, Inc. of Maryland	21,200	803
RAIT Financial Trust	24,700	136
Sunstone Hotel Investors, Inc.	63,500	857
		15,126
Retail – 4.9%
Advance Auto Parts, Inc.	54,400	2,157
Brinker International, Inc.	73,700	1,318
Casey’s General Stores, Inc.	80,200	2,420
Chipotle Mexican Grill, Inc., Class B *	13,000	608
Darden Restaurants, Inc.	23,300	667
Dick’s Sporting Goods, Inc. *	87,985	1,723
Family Dollar Stores, Inc.	98,900	2,344
Kohl’s Corp. *	44,700	2,060
O’Reilly Automotive, Inc. *	82,280	2,203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Retail – 4.9% – continued
Panera Bread Co., Class A *	36,825	$1,874
PetSmart, Inc.	53,800	1,329
RadioShack Corp.	96,500	1,667
Ruby Tuesday, Inc. *	71,600	415
Tractor Supply Co. *	29,865	1,256
		22,041
Savings & Loans – 1.4%
New York Community Bancorp, Inc.	238,500	4,005
Washington Federal, Inc.	130,200	2,402
		6,407
Semiconductors – 1.1%
Cavium Networks, Inc. *	65,505	922
MKS Instruments, Inc. *	32,900	655
Novellus Systems, Inc. *	27,300	536
PMC – Sierra, Inc. *	127,400	945
Semtech Corp. *	124,000	1,731
Zoran Corp. *	40,500	331
		5,120
Software – 5.3%
Adobe Systems, Inc. *	53,665	2,118
Ansys, Inc. *	105,440	3,993
Cerner Corp. *	42,135	1,881
Check Point Software Technologies *	142,700	3,245
Citrix Systems, Inc. *	64,285	1,624
Electronic Arts, Inc. *	63,055	2,332
Fiserv, Inc. *	37,905	1,794
Intuit, Inc. *	63,235	1,999
MSCI, Inc., Class A *	28,746	690
Nuance Communications, Inc. *	59,200	722
Salesforce.com, Inc. *	40,500	1,960
VMware, Inc., Class A *	55,602	1,481
		23,839
Telecommunications – 2.7%
3Com Corp. *	319,000	743
Amdocs Ltd. *	65,580	1,796
CenturyTel, Inc.	21,900	803
Clearwire Corp., Class A *	191,200	2,271
Embarq Corp.	7,200	292
Infinera Corp. *	115,054	1,100
NTELOS Holdings Corp.	164,527	4,424
RF Micro Devices, Inc. *	158,900	464
USA Mobility, Inc. *	26,300	289
		12,182

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued
Toys, Games & Hobbies – 0.5%
Hasbro, Inc.	34,800	$1,208
Mattel, Inc.	45,100	814
		2,022
Transportation – 3.1%
C.H. Robinson Worldwide, Inc.	56,175	2,863
Con-way, Inc.	19,400	856
Expeditors International of Washington, Inc.	47,455	1,653
Genco Shipping & Trading Ltd.	40,200	1,336
Kansas City Southern *	48,500	2,152
Overseas Shipholding Group, Inc.	13,400	781
Pacer International, Inc.	57,700	950
Ryder System, Inc.	25,200	1,562
Tidewater, Inc.	30,700	1,700
YRC Worldwide, Inc. *	21,000	251
		14,104
Total Common Stocks
(Cost $502,104)		436,395

INVESTMENT COMPANY – 2.3%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	10,194,416	10,194
Total Investment Company
(Cost $10,194)		10,194

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$940	940
U.S. Treasury Bill, (3) 2.04%, 12/4/08	1,060	1,056
Total Short-Term Investments
(Cost $1,996)		1,996

Total Investments – 99.9%
(Cost $514,294)		448,585
Other Assets less Liabilities – 0.1%		583
NET ASSETS – 100.0%		$449,168

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2008, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,735,000 with net purchases of approximately $6,459,000 during the six months ended September 30, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
S&P Midcap 400 E-Mini	28	$2,045	Long	12/08	$(100)

At September 30, 2008, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	3.9
Energy	9.7
Financials	14.2
Health Care	11.4
Industrials	17.6
Information Technology	18.8
Materials	4.5
Telecommunication Services	1.2
Utilities	4.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$446,589	$(100)

Level 2	1,996	–

Level 3	–	–

Total	$448,585	$(100)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0%
Aerospace/Defense – 0.4%
Teledyne Technologies, Inc. *	22,543	$1,289
Airlines – 0.1%
Hawaiian Holdings, Inc. *	43,400	403
Apparel – 1.0%
Deckers Outdoor Corp. *	11,675	1,215
Under Armour, Inc., Class A *	22,090	701
Volcom, Inc. *	57,500	994
		2,910
Auto Parts & Equipment – 0.5%
ArvinMeritor, Inc.	22,100	288
ATC Technology Corp. *	41,400	983
Titan International, Inc.	6,287	134
		1,405
Banks – 6.8%
Amcore Financial, Inc.	73,906	684
Boston Private Financial Holdings, Inc.	191,300	1,672
Cathay General Bancorp	77,000	1,833
Colonial BancGroup (The), Inc.	121,750	957
CVB Financial Corp.	65,640	912
First Merchants Corp.	40,300	919
International Bancshares Corp.	52,800	1,426
Lakeland Bancorp, Inc.	15,332	179
National Penn Bancshares, Inc.	70,600	1,031
Old Second Bancorp, Inc.	25,649	475
Oriental Financial Group, Inc.	45,900	820
Pennsylvania Commerce Bancorp, Inc. *	19,500	581
PrivateBancorp, Inc.	20,480	853
S & T Bancorp, Inc.	27,900	1,027
Signature Bank of New York *	54,685	1,907
Sterling Bancorp of New York	20,980	303
Synovus Financial Corp.	93,100	964
Trustco Bank Corp. of New York	72,000	843
UMB Financial Corp.	21,800	1,145
W. Holding Co., Inc.	209,250	113
Zions Bancorporation	57,800	2,237
		20,881
Beverages – 0.3%
Green Mountain Coffee Roasters, Inc. *	20,969	825
Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. *	34,342	1,350
Bio-Rad Laboratories, Inc., Class A *	11,500	1,140
Charles River Laboratories International, Inc. *	13,611	756
Illumina, Inc. *	32,237	1,306

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Biotechnology – 2.5% – continued
OSI Pharmaceuticals, Inc. *	32,864	$1,620
United Therapeutics Corp. *	12,657	1,331
		7,503
Building Materials – 0.6%
Comfort Systems USA, Inc.	80,100	1,070
Gibraltar Industries, Inc.	46,800	876
		1,946
Chemicals – 0.7%
Airgas, Inc.	24,080	1,196
Minerals Technologies, Inc.	9,600	570
Quaker Chemical Corp.	8,300	236
		2,002
Commercial Services – 12.0%
AMN Healthcare Services, Inc. *	66,300	1,165
Capella Education Co. *	25,360	1,087
Chemed Corp.	47,400	1,946
Coinstar, Inc. *	61,180	1,958
CoStar Group, Inc. *	18,239	828
Emergency Medical Services Corp., Class A *	40,100	1,198
Euronet Worldwide, Inc. *	52,640	881
FirstService Corp. *	66,700	975
FTI Consulting, Inc. *	36,042	2,604
Geo Group (The), Inc. *	58,490	1,182
Global Payments, Inc.	29,450	1,321
Hill International, Inc. *	62,800	870
Huron Consulting Group, Inc. *	26,810	1,528
K12, Inc. *	51,285	1,359
Korn/Ferry International *	76,500	1,363
Navigant Consulting, Inc. *	105,000	2,088
Parexel International Corp. *	47,194	1,353
Quanta Services, Inc. *	81,845	2,211
Resources Connection, Inc. *	52,900	1,192
Ritchie Bros. Autioneers	28,619	668
SAIC, Inc. *	50,370	1,019
Strayer Education, Inc.	11,952	2,393
Viad Corp.	26,400	760
VistaPrint Ltd. *	110,248	3,621
WNS Holdings Ltd. ADR *	39,890	393
Wright Express Corp. *	27,680	826
		36,789
Computers – 2.0%
CACI International, Inc., Class A *	52,200	2,615
Electronics for Imaging, Inc. *	88,000	1,226

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Computers – 2.0% – continued
IHS, Inc., Class A *	20,954	$998
Riverbed Technology, Inc. *	49,328	618
Silicon Storage Technology, Inc. *	58,600	191
Unisys Corp. *	204,000	561
		6,209
Distribution/Wholesale – 1.0%
Huttig Building Products, Inc. *	86,500	181
School Specialty, Inc. *	38,600	1,204
United Stationers, Inc. *	34,100	1,631
		3,016
Diversified Financial Services – 1.6%
Affiliated Managers Group, Inc. *	35,664	2,955
BGC Partners, Inc., Class A	142,400	611
Portfolio Recovery Associates, Inc. *	27,630	1,343
		4,909
Electric – 1.2%
CH Energy Group, Inc.	33,500	1,460
ITC Holdings Corp.	21,925	1,135
Pike Electric Corp. *	77,000	1,134
		3,729
Electrical Components & Equipment – 0.7%
Ametek, Inc.	50,832	2,072
Electronics – 2.2%
Benchmark Electronics, Inc. *	36,100	508
Flir Systems, Inc. *	21,897	841
Jabil Circuit, Inc.	112,500	1,073
Plexus Corp. *	32,500	673
Sanmina-SCI Corp. *	828,700	1,160
Sonic Solutions, Inc. *	149,950	660
Varian, Inc. *	23,800	1,021
Watts Water Technologies, Inc., Class A	25,500	698
		6,634
Energy – Alternate Sources – 0.2%
Energy Conversion Devices, Inc. *	11,846	690
Engineering & Construction – 1.0%
Dycom Industries, Inc. *	10,700	139
EMCOR Group, Inc. *	53,300	1,403
Perini Corp. *	15,600	402
Stanley, Inc. *	26,579	981
		2,925
Entertainment – 1.8%
DreamWorks Animation SKG, Inc., Class A *	72,926	2,294
Lions Gate Entertainment Corp. *	121,990	1,110

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Entertainment – 1.8% – continued
Scientific Games Corp., Class A *	95,279	$2,193
		5,597
Environmental Control – 0.2%
Waste Connections, Inc. *	13,410	460
Food – 1.4%
Chiquita Brands International, Inc. *	52,000	822
J & J Snack Foods Corp.	44,100	1,495
Ralcorp Holdings, Inc. *	19,300	1,301
Smart Balance, Inc. *	108,620	713
		4,331
Forest Products & Paper – 1.2%
Glatfelter	193,000	2,613
Neenah Paper, Inc.	48,300	957
		3,570
Healthcare – Products – 4.9%
Advanced Medical Optics, Inc. *	55,000	978
CardioNet, Inc. *	20,450	510
Conceptus, Inc. *	72,282	1,198
Cooper Cos. (The), Inc.	23,700	824
Haemonetics Corp. of Massachusetts *	23,300	1,438
ICU Medical, Inc. *	37,900	1,153
Integra LifeSciences Holdings Corp. *	48,340	2,128
Invacare Corp.	12,200	295
Meridian Bioscience, Inc.	23,750	690
NuVasive, Inc. *	34,670	1,710
Qiagen N.V. *	25,553	504
Resmed, Inc. *	41,361	1,779
SurModics, Inc. *	24,810	781
Wright Medical Group, Inc. *	36,720	1,118
		15,106
Healthcare – Services – 4.0%
Air Methods Corp. *	38,830	1,099
Amedisys, Inc. *	19,532	951
AMERIGROUP Corp. *	19,700	497
Genoptix, Inc. *	26,820	876
Healthways, Inc. *	43,730	705
Icon PLC ADR *	46,820	1,791
Magellan Health Services, Inc. *	35,500	1,458
Psychiatric Solutions, Inc. *	124,944	4,742
		12,119
Home Builders – 0.3%
Thor Industries, Inc.	35,950	892

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Home Furnishings – 0.5%
DTS, Inc. *	53,750	$1,496
Household Products/Wares – 0.3%
American Greetings Corp., Class A	44,600	682
Blyth, Inc.	28,000	317
		999
Insurance – 5.0%
Aspen Insurance Holdings Ltd.	56,400	1,551
CNA Surety Corp. *	58,800	982
Delphi Financial Group, Inc., Class A	45,300	1,270
Harleysville Group, Inc.	31,400	1,187
Infinity Property & Casualty Corp.	20,800	857
National Interstate Corp.	52,800	1,269
Navigators Group, Inc. *	15,600	905
Platinum Underwriters Holdings Ltd.	40,100	1,423
Primus Guaranty Ltd. *	298,100	781
RLI Corp.	20,600	1,279
SeaBright Insurance Holdings, Inc. *	92,100	1,197
Selective Insurance Group, Inc.	119,800	2,746
		15,447
Internet – 3.3%
Avocent Corp. *	46,900	959
CyberSource Corp. *	172,608	2,781
DealerTrack Holdings, Inc. *	27,000	455
Equinix, Inc. *	7,632	530
Gigamedia Ltd. *	59,030	435
Infospace, Inc.	37,800	410
j2 Global Communications, Inc. *	42,230	986
Sapient Corp. *	253,657	1,885
SonicWALL, Inc. *	51,600	270
United Online, Inc.	74,110	697
Vignette Corp. *	37,600	404
Website Pros, Inc. *	72,350	391
		10,203
Iron/Steel – 0.2%
Olympic Steel, Inc.	22,600	666
Leisure Time – 1.4%
Callaway Golf Co.	59,000	830
Polaris Industries, Inc.	48,028	2,185
WMS Industries, Inc. *	45,818	1,401
		4,416
Machinery – Construction & Mining – 0.2%
Bucyrus International, Inc.	16,714	747

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Machinery – Diversified – 1.5%
Applied Industrial Technologies, Inc.	45,400	$1,223
Columbus McKinnon Corp. of New York *	12,500	295
Flowserve Corp.	6,347	563
Robbins & Myers, Inc.	36,800	1,138
Wabtec Corp.	26,596	1,362
		4,581
Media – 1.0%
Belo Corp., Class A	142,800	851
Central European Media Enterprises Ltd., Class A *	19,200	1,256
Sinclair Broadcast Group, Inc., Class A	163,800	825
		2,932
Metal Fabrication/Hardware – 0.1%
Castle (A.M.) & Co.	17,500	302
Mining – 0.1%
Compass Minerals International, Inc.	7,700	403
Miscellaneous Manufacturing – 2.0%
Acuity Brands, Inc.	24,600	1,027
EnPro Industries, Inc. *	18,100	673
Hexcel Corp. *	74,800	1,024
Matthews International Corp., Class A	50,390	2,557
Polypore International, Inc. *	35,420	762
		6,043
Oil & Gas – 1.8%
Arena Resources, Inc. *	16,990	660
Berry Petroleum Co., Class A	27,200	1,053
Bill Barrett Corp. *	9,600	308
Carrizo Oil & Gas, Inc. *	27,120	984
EXCO Resources, Inc. *	27,644	451
Penn Virginia Corp.	9,886	528
Petrohawk Energy Corp. *	19,765	428
Quicksilver Resources, Inc. *	49,700	976
		5,388
Oil & Gas Services – 1.8%
Allis-Chalmers Energy, Inc. *	28,200	357
Dril-Quip, Inc. *	19,817	860
Oceaneering International, Inc. *	31,765	1,693
T-3 Energy Services, Inc. *	13,518	502
Tetra Technologies, Inc. *	127,470	1,765
	39,637	420
		5,597
Pharmaceuticals – 1.4%
Cephalon, Inc. *	17,994	1,394

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Pharmaceuticals – 1.4% – continued
Isis Pharmaceuticals, Inc. *	52,346	$884
Perrigo Co.	48,746	1,875
		4,153
Real Estate Investment Trusts – 2.1%
Anworth Mortgage Asset Corp.	83,100	492
Ashford Hospitality Trust, Inc.	149,400	605
First Industrial Realty Trust, Inc.	37,600	1,078
Glimcher Realty Trust	95,124	993
Hersha Hospitality Trust	130,000	967
Pennsylvania Real Estate Investment Trust	43,000	811
RAIT Financial Trust	80,900	444
Sunstone Hotel Investors, Inc.	73,600	994
		6,384
Retail – 6.2%
Aeropostale, Inc. *	31,551	1,013
Bob Evans Farms, Inc.	60,800	1,659
Borders Group, Inc.	237,000	1,555
Buckle (The), Inc.	8,756	486
Casey’s General Stores, Inc.	60,000	1,810
Dick’s Sporting Goods, Inc. *	62,308	1,220
Finish Line (The), Inc., Class A	38,500	385
Genesco, Inc. *	21,000	703
Group 1 Automotive, Inc.	46,700	1,015
Gymboree Corp. *	23,500	834
Insight Enterprises, Inc. *	66,000	885
Jack in the Box, Inc. *	46,200	975
Jos. A. Bank Clothiers, Inc. *	28,880	970
Panera Bread Co., Class A *	17,440	888
Papa John’s International, Inc. *	42,400	1,152
Pep Boys – Manny, Moe & Jack	74,900	463
Tractor Supply Co. *	30,120	1,266
Ulta Salon Cosmetics & Fragrance, Inc. *	62,700	833
Urban Outfitters, Inc. *	28,742	916
		19,028
Savings & Loans – 0.2%
Flushing Financial Corp.	34,800	609
Semiconductors – 2.2%
Amkor Technology, Inc. *	61,500	392
Applied Micro Circuits Corp. *	91,200	545
Entegris, Inc. *	198,500	961
Microsemi Corp. *	73,549	1,874
PMC – Sierra, Inc. *	75,286	559
Silicon Laboratories, Inc. *	47,440	1,456

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Semiconductors – 2.2% – continued
Varian Semiconductor Equipment Associates, Inc. *	39,200	$985
		6,772
Software – 7.6%
Advent Software, Inc. *	20,085	708
Ansys, Inc. *	25,468	965
Ariba, Inc. *	56,155	793
Avid Technology, Inc. *	71,500	1,720
Blackbaud, Inc.	39,630	731
Cerner Corp. *	989	44
Concur Technologies, Inc. *	33,595	1,285
Innerworkings, Inc. *	109,390	1,213
Monotype Imaging Holdings, Inc. *	48,500	540
MSC.Software Corp. *	104,500	1,118
MSCI, Inc., Class A *	29,731	714
Nuance Communications, Inc. *	77,350	943
Schawk, Inc.	63,400	959
Skillsoft Ltd. ADR *	306,146	3,201
Solera Holdings, Inc. *	41,474	1,191
Sybase, Inc. *	119,124	3,648
SYNNEX Corp. *	20,700	462
Ultimate Software Group, Inc. *	60,630	1,637
VeriFone Holdings, Inc. *	77,200	1,277
		23,149
Telecommunications – 1.7%
Black Box Corp.	28,700	991
Cincinnati Bell, Inc. *	199,600	617
Consolidated Communications Holdings, Inc.	102,000	1,538
General Communication, Inc., Class A *	126,500	1,171
iPCS, Inc. *	36,800	820
		5,137
Textiles – 0.3%
Unifirst Corp. of Massachusetts	23,700	1,021
Toys, Games & Hobbies – 0.4%
Jakks Pacific, Inc. *	19,700	491
RC2 Corp. *	40,400	808
		1,299
Transportation – 2.6%
Arkansas Best Corp.	20,100	677
Con-way, Inc.	13,615	601
Forward Air Corp.	59,500	1,620
Genesee & Wyoming, Inc., Class A *	4,373	164
Hunt (J.B.) Transport Services, Inc.	20,260	676
Knight Transportation, Inc.	86,780	1,473

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% – continued
Transportation – 2.6% – continued
Landstar System, Inc.	49,777	$2,194
YRC Worldwide, Inc. *	31,400	375
		7,780
Water – 0.5%
California Water Service Group	39,100	1,505
Total Common Stocks
(Cost $295,680)		284,269

CONVERTIBLE PREFERRED STOCK – 0.4%
Banks – 0.4%
East West Bancorp, Inc. *	1,486	1,306
Total Convertible Preferred Stock
(Cost $1,486)		1,306

INVESTMENT COMPANIES – 4.9%
iShares Russell 2000 Growth Index Fund	7,870	557
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	14,661,816	14,662
Total Investment Companies
(Cost $15,243)		15,219

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.9%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$1,713	1,713
U.S. Treasury Bill, (3) 2.09%, 12/4/08	920	917
Total Short-Term Investments
(Cost $2,630)		2,630

Total Investments – 99.2%
(Cost $315,039)		303,424
Other Assets less Liabilities – 0.8%		2,344
NET ASSETS – 100.0%		$305,768

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2008, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,810,000 with net purchases of approximately $2,852,000 during the six months ended September 30, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2008, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000	9	$611	Long	12/08	$13

At September 30, 2008, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.9%
Consumer Staples	3.1
Energy	3.4
Financials	23.7
Health Care	11.7
Industrials	15.9
Information Technology	19.2
Materials	3.5
Telecommunication Services	2.1
Utilities	1.5

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$299,489	$13

Level 2	3,935	–

Level 3	–	–

Total	$303,424	$13

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust currently includes 42 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, and Multi-Manager Small Cap Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein. The Multi-Manager Emerging Markets Equity and Multi-Manager Global Real Estate Funds were not funded as of September 30, 2008.

Northern Trust Global Advisors, Inc. (“NTGA”) is a subsidiary of Northern Trust Corporation and Northern Trust Investments, N.A. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTGA and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

contract, it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2008, the Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $2,780,000, $503,000, $1,056,000 and $917,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Multi-Manager International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees were less than $500 for the six months ended September 30, 2008, for the Multi-Manager International Equity Fund.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007, through the fiscal year ended March 31, 2008, the following Funds incurred net capital losses and/or Section 988 net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager International Equity	$ 2,879
Multi-Manager Large Cap	2,638
Multi-Manager Small Cap	17,522

At March 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	MARCH 31, 2016
Multi-Manager Large Cap	$67

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2008, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Multi-Manager International Equity	$5,156	$13,395	$(15,479)
Multi-Manager Large Cap	9	—	(15,701)
Multi-Manager Mid Cap	573	2,279	(29,482)
Multi-Manager Small Cap	2	1	(27,592)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the year or period ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager International Equity	$55,680	$20,729
Multi-Manager Large Cap	685	—
Multi-Manager Mid Cap	10,452	4,769
Multi-Manager Small Cap	9,605	8,807

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the period ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager International Equity	$1,800	$—
Multi-Manager Mid Cap	370	—
Multi-Manager Small Cap	888	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2008, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement. The agreement will expire on December 11, 2008, unless renewed.

At September 30, 2008, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2008.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, calculated daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2008, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the period April 1, 2008, through July 30, 2008, were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Multi-Manager International Equity	1.10%	1.45%
Multi-Manager Large Cap	0.90%	1.20%
Multi-Manager Mid Cap	0.90%	1.20%
Multi-Manager Small Cap	1.10%	1.40%

Effective July 31, 2008, the contractual advisory fees for several of the Funds were amended to reflect breakpoints at varying asset levels. The annual advisory fees and expense limitations for the Funds for the period July 31, 2008, through September 30, 2008, were as follows:

	CONTRACTUAL RATE
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.45%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.40%

The reimbursements described above are voluntary and may be modified or terminated at any time.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTGA is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTGA oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTGA. NTI and NTGA manage the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2008, Altrinsic Global Advisors, LLC, Tradewinds Global Investors, LLC, UBS Global Asset Management (Americas) Inc. and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2008, Delaware Management Company, Inc., Jennison Associates LLC, Marsico Capital Management, LLC and Metropolitan West Capital Management, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2008, Geneva Capital Management Ltd., LSV Asset Management, Systematic Financial Management LP and TCW Investment Management Company are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2008, Copper Rock Capital Partners LLC, Metropolitan West Capital Management, LLC, OFI Institutional Asset Management, Inc., and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Investment Advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The Funds pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to NTI and/or its affiliates on the uninvested cash invested in the Portfolio are 0.35 percent. NTI is currently reimbursing each of the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund’s assets invested in the Portfolio. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager International Equity	$—	$541,870	$—	$413,893
Multi-Manager Large Cap	—	121,160	—	87,287
Multi-Manager Mid Cap	—	415,983	—	365,706
Multi-Manager Small Cap	—	336,708	—	317,949

At September 30, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Multi-Manager International Equity	$13,827	$(347,402)	$(333,575)	$1,546,343
Multi-Manager Large Cap	6,697	(34,878)	(28,181)	308,185
Multi-Manager Mid Cap	23,037	(88,746)	(65,709)	514,294
Multi-Manager Small Cap	15,668	(27,283)	(11,615)	315,039

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager International Equity	29,387	$316,860	—	$—	(21,850)	$(225,092)	7,537	$91,768
Multi-Manager Large Cap	13,019	115,069	8	67	(5,859)	(50,617)	7,168	64,519
Multi-Manager Mid Cap	9,957	103,261	—	—	(5,612)	(56,536)	4,345	46,725
Multi-Manager Small Cap	9,027	82,779	—	—	(6,312)	(56,844)	2,715	25,935

Transactions in capital shares for the fiscal year ended March 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager International Equity	56,369	$673,825	3,929	$46,013	(16,863)	$(204,029)	43,435	$515,809
Multi-Manager Large Cap	31,385	293,614	4	32	(1,466)	(13,033)	29,923	280,613
Multi-Manager Mid Cap	19,175	212,226	931	10,265	(5,566)	(62,204)	14,540	160,287
Multi-Manager Small Cap	16,706	174,732	1,185	11,912	(4,841)	(51,079)	13,050	135,565

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason(s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, and (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

Management is currently evaluating the impact the adoption of FASB FSP 133-1 will have on the Funds’ financial statements and financial disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial amounts, but will require additional disclosures. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

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MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2008 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager International Equity Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/08 - 9/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 33) in the Multi-Manager International Equity Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.44%	$1,000.00	$783.50	$6.42
Hypothetical	1.44%	$1,000.00	$1,017.80	$7.26	**

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.20%	$1,000.00	$877.90	$5.63
Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06	**

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.20%	$1,000.00	$908.90	$5.73
Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06	**

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/08	ENDING ACCOUNT VALUE 9/30/08	EXPENSES PAID* 4/1/08 - 9/30/08
Actual	1.40%	$1,000.00	$966.30	$6.88
Hypothetical	1.40%	$1,000.00	$1,018.00	$7.06	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annual- ized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

TRUSTEES AND OFFICERS	SEPTEMBER 30, 2008 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

At meetings held on May 9, 2008 and August 8, 2008, the Board of Trustees, and the Independent Trustees voting separately, considered and reapproved the Multi-Manager Funds Investment Advisory Agreement (“Multi-Manager Advisory Agreement”).

In evaluating the Multi-Manager Advisory Agreement, generally the Trustees relied upon their knowledge of Northern and its services, resulting from their meetings and interactions with management throughout the year. They also relied upon written materials specifically provided to them for the purpose of their consideration of the Agreement The Trustees reviewed and discussed, among other things, information relating to: (i) the terms of the Multi-Manager Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper, including other multi-manager funds that operate similarly to the Multi-Manger Funds; (iii) Lipper and benchmark information with respect to the Funds’ performance; (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of Northern’s resources, Northern’s staffing for the Multi-Manager Funds and the experience of the persons who supervise the sub-advisers; (v) Northern’s financial resources and its ability to attract and retain talent; (vi) the fees paid by the Multi-Manager Funds to Northern and their affiliates for their services, and the expenses incurred by Northern in connection with the provision of those services; (vii) the Multi-Manager Funds’ expense ratios; (viii) other benefits received by Northern and its affiliates from their relationships with the Funds; and (ix) potential economies of scale. The Trustees also reviewed the sub-advisory fees (which are based on breakpoints) and the investment advisory fees (which also use breakpoints) and the spread between the aggregate sub-advisory fees and the investment advisory fees at these different levels. The Trustees also reviewed these spreads in comparison to fee spreads among investment advisers and sub-advisers to other similarly-managed mutual funds.

The Trustees also reviewed and considered written materials relating to Northern’s investment management services. These materials included: (i) information with respect to the proprietary model for selecting sub-advisers for the Multi-Manager Funds; (ii) the due diligence process used by Northern to evaluate the sub-advisers; (iii) the program developed by Northern to monitor the sub-advisers’ compliance with the Multi-Manager Funds’ investment objectives, strategies and restrictions; (iv) the systems used by Northern to monitor the sub-advisers’ investment performance; and (v) safeguards for addressing potential conflicts of interest.

In connection with their approvals of the Multi-Manager Advisory Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees considered the nature, quality and extent of the Adviser’s services. In evaluating whether to continue the Multi-Manager Advisory Agreement for the existing Multi-Manager Funds, the Trustees considered that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Funds. They also considered that Northern provided general investment management services to the Multi-Manager Funds and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees considered that Northern is also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; and implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. In addition to providing these services, Northern managed the cash portion of each Multi-Manager Fund and the emerging markets investments of the Multi-Manager International Equity Fund.

The Board considered that Northern selects the sub-advisers to manage the Funds on the basis of both qualitative and quantitative analyses that assess, among other things, each sub-adviser’s investment style, historical performance and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures and earnings and volatility statistics). Northern then allocates assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Fund. The Trustees considered Northern’s selection and allocation methodology in evaluating their services under the Multi-Manager Advisory Agreement. The Trustees considered that Northern had expended a considerable amount of resources developing its multi-manager platform and associated expertise. The Trustees also considered that the prospectus for the Multi-Manager Funds discloses Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that Northern currently supervises approximately 13 sub-advisers.

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MULTI-MANAGER FUNDS

TRUSTEES AND OFFICERS continued

FEES, EXPENSES AND PERFORMANCE

The Trustees considered the Multi-Manager Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. In addition, the Trustees considered the current assets in the Funds and the net advisory fees at those levels after Northern’s payment of the sub-advisory fees; the information provided by Northern relating to the costs of the services to be provided by Northern and its affiliates and the profits realized by them; and information comparing the fee rates charged by Northern with the fee rates charged by other, unaffiliated investment managers to their clients. Regarding profitability, it was noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Funds’ exemptive order. With respect to Northern’s costs, the Trustees considered that Northern had borne costs related to research and compliance, including on site due diligence reviews with respect to the Multi-Manager Funds. Information was also provided on the fee rates charged by Northern to private accounts managed by them. In addition, the Trustees noted Northern’s voluntary undertaking to limit the Funds’ total expense ratios to specified levels and that they would be paying the sub-advisers from their investment advisory fees.

The Trustees concluded that Northern had both committed substantial financial and other resources to the operations of the Multi-Manager Funds and provided quality services to the Multi-Manager Funds. The Trustees also believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds and had established a program to monitor the sub-advisers’ compliance policies and procedures. The Trustees also considered Northern’s willingness to provide promptly information requested by the Trustees.

The Trustees also considered the Funds’ performance since inception and during the one-year period, as applicable. This information included comparisons to other similarly managed, unaffiliated Funds as well as each Fund’s benchmark index. The Trustees took into account the relatively short period that the Funds had been operating and the unusual market conditions in the past year and its impact on sub-adviser investment models. They also considered the promptness with which Northern had acted to replace sub-advisers who were not performing as expected, as well as Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings. Based on their review, the Trustees concluded that Northern was devoting appropriate resources to the Funds’ performance.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set through Northern’s voluntary expense caps for the Funds and through the advisory fee breakpoints instituted during the year.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and its affiliates as a result of its relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by Northern and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern Trust.

All of the foregoing information assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds.

After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable on a Fund-by-Fund basis in light of the services provided by Northern, its costs and profitability and that the Multi-Manager Advisory Agreement should be re-approved.

SUB-ADVISORY AGREEMENT APPROVAL

The Trustees, including the independent Trustees voting separately, also considered and reapproved the Sub-Advisory Agreements for the Multi-Manager Funds at the May and August meetings reference above. The Trustees, including the independent Trustees voting separately, also considered and approved the Sub-Advisory Agreements at the May Meeting for two new sub-advisers, OFI Institutional Asset Management, Inc. (“OFI”) and Systematic Financial Management L.P. (“Systematic”). OFI and Systematic sub-advise the Multi-Manager Small Cap and Mid Cap Funds, respectively.

At the May and August meetings, the Trustees reviewed information and written materials from Northern and the sub-advisers to the Multi-Manager Funds regarding (i) the nature and quality of the investment advisory services provided by each sub-adviser, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) each sub-adviser’s broker and soft dollar practices and any potential conflicts of interest with Northern; (iv) each sub-adviser’s investment strategies and style of investing; (v) the

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2008 (UNAUDITED)

performance history of the sub-advisers with respect to accounts or funds managed similarly to the Multi-Manger Funds; (vi) each sub-adviser’s compliance policies and procedures (including its codes of ethics) and Northern’s and the Trust’s Chief Compliance Officer’s evaluations of such policies, procedures and codes; and (vii) the terms of the Sub-Advisory Agreements.

The Trustees also reviewed Northern’s proprietary methodology for allocating assets among the various sub-advisers, the current and proposed allocations to each sub-adviser within each Multi-Manager Fund and the recommended mix of sub-advisers for each Multi-Manger Fund based on their investment styles and strategies.

In connection with the approvals of the Sub-Advisory Agreements for each of the Multi-Manager Funds, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided by Northern with respect to each sub-adviser’s qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. In this regard, the Trustees relied upon Northern’s analyses of each sub-adviser’s portfolio management and compliance staff and resources. The Trustees also considered the reports provided by the Trust’s Chief Compliance Officer on the quality of each sub-adviser’s compliance Program.

FEES, EXPENSES AND PERFORMANCE

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Funds. The Trustees also believed, based on Northern’s representations, that each Sub-Advisory Agreement had been negotiated at arms length among Northern and the sub-advisers. The Trustees noted that they had been provided with sub-adviser profitability information; however, they did not consider this information to be particularly relevant given that Northern pays the sub-advisers from its advisory fees and has an incentive to negotiate the lowest possible sub-advisory fees. The Trustees also reviewed and considered information prepared by Lipper that compared each Multi-Manger Fund’s aggregate sub-advisory fees with the aggregate sub-advisory fees of other multi-manager mutual funds. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and/or anticipated quality of the service to be performed by them.

The Trustees also considered and evaluated performance information presented with respect to each existing sub-adviser’s allocated assets and Northern’s evaluation of the sub-adviser’s performance versus its respective benchmarks and the applicable Fund’s benchmark.

ECONOMIES OF SCALE

The Trustees note that each sub-adviser was paid fees that included breakpoints, but they considered economies of scale with respect to the Fund primarily at the advisory fee level given that Northern pays the sub-advisers out of its advisory fees. See discussion of economies of scale above.

OTHER BENEFITS

The Trustees considered the other benefits derived by certain of the sub-advisers as a result of their relationship with the Funds. These benefits included research received as a result of Fund commissions and affiliated brokerage commissions received on Fund brokerage transactions. The Trustees also considered the relationships that certain of the sub-advisers had with Northern, including sub-advisory relationships with other Northern clients.

Based on the Trustee’s deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the Sub-Advisory Agreements should be re-approved.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

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Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By (Signature and Title)	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 5, 2008

By (Signature and Title)	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 5, 2008